xxxxxxxxxxxxxxxxxxxxxxx
x INSTITUTIONAL FUNDS x
xxxxxxxxxxxxxxxxxxxxxxx
                                                FRANK RUSSELL INVESTMENT COMPANY


2000 Semiannual Report


CLASS E, I, AND Y SHARES


EQUITY I FUND

EQUITY II FUND

EQUITY III FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND




CLASS C, E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND


APRIL 30, 2000



                                                         [LOGO OF FRANK RUSSELL]

                      FRANK RUSSELL INVESTMENT COMPANY

                      Frank Russell Investment Company
                      is a "series mutual fund" with 29
                      different investment portfolios.
                      These financial statements report
                      on ten Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                              INSTITUTIONAL FUNDS


                               SEMIANNUAL REPORT


                           APRIL 30, 2000 (UNAUDITED)



                               TABLE OF CONTENTS

                                                                Page

           Equity I Fund. . . . . . . . . . . . . . . . . . .     2

           Equity II Fund . . . . . . . . . . . . . . . . . .    18

           Equity III Fund. . . . . . . . . . . . . . . . . .    38

           Equity Q Fund. . . . . . . . . . . . . . . . . . .    50

           International Fund . . . . . . . . . . . . . . . .    64

           Fixed Income I Fund. . . . . . . . . . . . . . . .    82

           Fixed Income III Fund. . . . . . . . . . . . . . .   102

           Emerging Markets Fund. . . . . . . . . . . . . . .   126

           Real Estate Securities Fund. . . . . . . . . . . .   142

           Short Term Bond Fund . . . . . . . . . . . . . . .   150

           Notes to Financial Statements. . . . . . . . . . .   162

           Manager, Money Managers and Service Providers. . .   174


FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS
Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY I FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
COMMON STOCKS - 93.9%
AUTO AND TRANSPORTATION - 2.6%
AMR Corp. (a)                               18,100          617
Arvin Industries, Inc.                       2,400           52
AutoZone, Inc.                               5,600          128
Bandag, Inc.                                 1,900           45
Boeing Co.                                  75,900        3,012
Borg-Warner Automotive, Inc.                 4,000          167
Burlington Northern, Inc.                   67,470        1,628
C.H. Robinson Worldwide, Inc.                2,200          110
CNF Transportation, Inc.                     3,300           92
Continental Airlines, Inc. Class B (a)      40,400        1,616
Cooper Tire & Rubber Co.                    10,000          135
Dana Corp.                                   8,300          252
Delphi Automotive Systems Corp.             25,217          482
Delta Air Lines, Inc.                       41,100        2,168
Eaton Corp.                                  9,700          815
FedEx Corp. (a)                             14,600          550
Ford Motor Co.                             110,337        6,034
GATX Corp.                                   1,500           54
General Motors Corp. (a)                   154,273       14,444
Genuine Parts Co.                            5,410          142
Hunt (JB) Transportation
 Services, Inc.                              8,400          138
Kansas City Southern Industries, Inc.        5,500          395
KLM Royal Dutch Airlines (a)                37,900          647
Lear Corp. (a)                              49,300        1,476
Meritor Automotive, Inc.                    19,200          288
Navistar International Corp.                 1,300           46
Northwest Airlines Corp. Class A (a)        53,300        1,316
PACCAR, Inc.                                 3,340          159
Ryder System, Inc.                           1,700           38
Southwest Airlines Co.                       7,400          160
Superior Industries International, Inc.      4,100          132
Trinity Industries, Inc.                       900           20
TRW, Inc.                                    6,850          401
UAL Corp. (a)                               48,530        2,809
Union Pacific Corp.                         60,700        2,556
USFreightways Corp.                          4,000          184
                                                    -----------
                                                         43,308
                                                    -----------

CONSUMER DISCRETIONARY - 12.3%
Abercrombie & Fitch Co. Class A              4,400           48
AC Nielsen Corp.                            12,500          288
Alberto Culver Co. Class B                   6,100          144
AMFM, Inc. (a)                              35,200        2,336
Applebee's International, Inc.               3,600          131
AT&T Corp. - Liberty Media Group Class A
 (a)                                       217,900       10,881
Avon Products, Inc.                          4,500          187
Banta Corp.                                  5,000           98
Best Buy Co.                                27,100        2,188
BJ's Wholesale Club, Inc.                    1,500           53
Black & Decker Corp.                        34,300        1,443
Brinker International, Inc.                 10,200          325
Brunswick Corp.                             20,800          399
Callaway Golf Co.                            9,800          163
Carnival Corp.                              11,575          288
Catalina Marketing Corp. (a)                 2,310          234
CBS Corp. (a)                               93,520        5,494
CEC Entertainment, Inc. (a)                  3,400          102
Cendant Corp.                               16,500          255
Circuit City Stores, Inc.                   16,160          950
Clear Channel Communications,
 Inc. (a)                                   47,742        3,437
Cost Plus, Inc. (a)                          1,900           57
Costco Wholesale Corp. (a)                 149,970        8,108
Darden Restaurants, Inc.                    18,000          332
Delhaize America, Inc.                      16,000          283
Disney (Walt) Co.                          385,960       16,717
Donnelley (R.R.) & Sons Co.                 28,500          606
Eastman Kodak Co.                           50,800        2,842
EchoStar Communications Corp.
 Class A                                     2,400          153
Energizer Holdings, Inc. (a)                12,499          213
Federated Department Stores, Inc. (a)       41,460        1,410
Fluor Corp.                                 13,600          456
Fortune Brands, Inc.                        16,200          405
Four Seasons Hotels, Inc.                   37,270        2,087
Furniture Brands International, Inc.         4,300           80
Gannett Co., Inc.                           40,000        2,555
Gap, Inc.                                  117,700        4,325
Harrah's Entertainment, Inc. (a)            15,800          325
Hasbro, Inc.                                11,700          186
Home Depot, Inc. (The)                     400,358       22,445
Houghton Mifflin Co.                         5,500          229
Infinity Broadcasting Corp.
 Class A                                     3,800          129
Interpublic Group Cos., Inc.                17,100          701
Jack in the Box, Inc. (a)                    7,570          185
JC Penney & Co., Inc.                       25,060          346
Kelly Services, Inc. Class A                 1,000           24
Kmart Corp. (a)                             54,700          444
Knight-Ridder, Inc.                         25,230        1,238
Kohl's Corp. (a)                           136,200        6,538
La-Z-Boy Inc.                                4,200           66
Lancaster Colony Corp.                       1,500           39
Land's End, Inc.                             2,600          110
Leggett & Platt, Inc.                        6,200          133
Limited, Inc. (The)                         25,600        1,157
Liz Claiborne, Inc.                          6,700          310
Lowe's Cos., Inc.                           95,740        4,739

2  Equity I Fund

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
May Department Stores Co.                   43,200        1,188
Maytag Corp.                                 3,700          127
McDonald's Corp.                            38,100        1,453
McGraw-Hill, Inc.                            7,500          394
MediaOne Group, Inc. (a)                   159,300       12,047
MGM Grand, Inc.                              6,600          195
Michaels Stores, Inc. (a)                    4,300          170
Mirage Resorts, Inc.                         8,600          175
Neiman Marcus Group, Inc. (The)
 Class A                                     2,500           64
New York Times Co. Class A                 157,500        6,487
Newell Rubbermaid, Inc.                      3,100           78
NIKE, Inc. Class B                           4,400          191
Office Depot, Inc.                           3,600           38
Omnicom Group, Inc.                         24,496        2,231
Pacific Sunwear of California (a)            1,900           65
PanAmSat Corp.                               2,000           86
Park Place Entertainment Corp. (a)          50,700          650
Payless ShoeSource, Inc. (a)                 4,100          226
Pier 1 Imports, Inc.                        15,400          175
Pittston Brink's Group                       6,600          108
Pixar, Inc.                                    100            4
Reynolds & Reynolds Co. Class A              1,600           38
Ross Stores, Inc.                            4,000           83
Royal Caribbean Cruises, Ltd.               31,800          662
Russell Corp.                                3,300           65
Scholastic Corp. (a)                         1,600           75
Sears Roebuck & Co.                         66,010        2,418
SFX Entertainment, Inc. (a)                 75,800        3,155
Shaw Industries, Inc.                        8,000          127
Stanley Works (The)                         14,200          419
Starwood Hotels & Resorts Worldwide,
 Inc.                                        3,100           88
Target Corp.                                51,100        3,401
TeleTech Holdings, Inc. (a)                  2,300           75
Tiffany & Co.                               38,791        2,820
Time Warner, Inc.                          153,724       13,826
Tommy Hilfiger Corp. (a)                    38,400          338
Toys "R" Us, Inc. (a)                       35,730          545
Tribune Co.                                 72,200        2,807
Tricon Global Restaurants, Inc.             12,300          420
Tupperware Corp.                            10,500          198
UnitedGlobalCom, Inc. Class A                1,900          101
Univision Communications, Inc.
 Class A                                    21,800        2,382
USA Networks, Inc. (a)                     139,600        3,211
Valassis Communications, Inc.                5,100          174
Venator Group, Inc. (a)                     41,700          495
Viacom, Inc. Class B (a)                   139,000        7,558
Wal-Mart Stores, Inc.                      336,510       18,634
Wallace Computer Services, Inc.              9,700          106
Washington Post Co (The) Class B                56           27
Wendy's International, Inc.                 15,665          350
Westwood One, Inc.                           1,400           49
Whirlpool Corp.                             23,660        1,541
Young & Rubicam, Inc.                        7,400          412
Zale Corp. (a)                              44,910        1,853
                                                    -----------
                                                        204,022
                                                    -----------

CONSUMER STAPLES - 3.9%
Albertson's, Inc.                            7,800          254
Anheuser-Busch Cos., Inc.                   75,251        5,310
Bestfoods                                   23,600        1,186
Campbell Soup Co.                           11,900          309
Church and Dwight Co., Inc.                  4,200           75
Coca-Cola Co. (The)                         61,703        2,904
Coca-Cola Enterprises, Inc.                 68,400        1,458
Colgate-Palmolive Co.                      100,130        5,720
ConAgra, Inc.                               50,920          961
Coors (Adolph) Co. Class B                   4,100          209
General Mills, Inc.                         68,420        2,489
Gillette Co. (The)                           8,800          326
Hannaford Brothers Co.                         900           65
Heinz (H.J.) Co.                            47,680        1,621
IBP, Inc.                                   35,470          585
Interstate Bakeries Corp.                    3,800           48
Keebler Foods Co.                            1,100           35
Kellogg Co.                                 12,100          296
Kimberly-Clark Corp.                        95,114        5,523
Kroger Co. (The) (a)                        50,600          939
McCormick & Co., Inc.                       13,100          409
Nabisco Group Holdings Corp.                14,300          184
Pepsi Bottling Group, Inc. (The)            26,800          578
PepsiCo, Inc.                              248,020        9,099
Philip Morris Cos., Inc.                   189,760        4,151
Procter & Gamble Co.                        21,699        1,294
Quaker Oats Co.                             43,260        2,820
R.J. Reynolds Tobacco Holdings, Inc.         8,300          172
Ralston-Purina Group                        98,600        1,744
Safeway, Inc. (a)                          150,460        6,639
Sara Lee Corp.                              48,400          726
Seagram Co., Ltd.                           51,600        2,786
Suiza Foods Corp.                              800           31
SuperValu, Inc.                             14,300          296
SYSCO Corp.                                 53,200        2,002
Tyson Foods, Inc. Class A                   13,200          138
UST Corp.                                   14,200          213
Walgreen Co.                                49,700        1,398

                                                                Equity I Fund  3

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
Winn-Dixie Stores, Inc.                      6,100          101
Wrigley (Wm.), Jr. Co.                       2,600          188
                                                    -----------
                                                         65,282
                                                    -----------

FINANCIAL SERVICES - 14.9%
Aetna, Inc.                                 17,100          990
AFLAC, Inc.                                 12,200          596
Allmerica Financial Corp.                    7,100          384
Allstate Corp.                              97,600        2,306
Ambac Financial Group, Inc.                 13,800          662
American Express Co.                        22,500        3,376
American General Corp.                      57,800        3,237
American International Group, Inc.         161,560       17,721
AmSouth Bancorp                             78,750        1,147
AON Corp.                                    8,200          222
Apartment Investment & Management Co.
 Class A (e)                                11,100          441
Associates First Capital Corp. Class A      60,100        1,333
Astoria Financial Corp.                     12,220          336
AXA Financial, Inc.                         27,100          884
Bank of America Corp.                      229,751       11,258
Bank of New York Co., Inc.                  37,400        1,536
Bank One Corp.                              85,900        2,620
BB&T Corp.                                  24,200          644
Bear Stearns Cos., Inc.                     13,983          600
Block (H&R) Co., Inc.                        9,900          414
Catellus Development Corp. (e)               3,700           48
Charter One Financial, Inc.                 52,506        1,067
Chase Manhattan Corp.                      170,784       12,307
Chubb Corp. (The)                           13,620          867
CIGNA Corp.                                 82,380        6,570
Cincinnati Financial Corp.                  11,700          472
CIT Group, Inc.                            121,900        2,065
Citigroup, Inc.                            693,726       41,233
CNA Financial Corp. (a)                      4,420          136
Colonial BancGroup, Inc.                     5,000           47
Comerica, Inc.                              14,900          631
Commerce Bancshares, Inc.                   24,871          766
Compass Bancshares, Inc.                     4,700           87
Conseco, Inc.                              198,200        1,078
Cornerstone Properties, Inc.                 2,600           47
Countrywide Credit Industries, Inc.          8,630          238
Dime Bancorp, Inc.                           3,400           64
Donaldson, Lufkin & Jenrette, Inc.          15,200          634
Dow Jones & Co., Inc.                       42,600        2,764
Duke Realty Investments, Inc. (e)           18,300          397
Dun & Bradstreet Corp.                      17,510          527
Edwards (A.G.), Inc.                         6,500          245
Equity Office Properties Trust (e)          17,500          476
Equity Residential Properties Trust (e)      7,600          346
Erie Indemnity Co. Class A                   1,400           41
Everest Re Group, Ltd.                       5,600          164
Fannie Mae                                 196,625       11,859
Federal Home Loan Mortgage Corp.           103,200        4,741
FelCor Lodging Trust, Inc. (e)               5,200          102
Fifth Third Bancorp                         10,800          682
Financial Security Assurance Holdings,
 Ltd.                                        1,000           74
FINOVA Group, Inc.                           6,910           89
First Data Corp.                            30,200        1,470
First Security Corp.                         7,400          104
First Union Corp.                           90,180        2,874
Firstar Corp.                               35,500          883
FleetBoston Financial Corp.                301,695       10,691
Franchise Finance Corp. of
 America (e)                                 7,500          178
Franklin Resources, Inc.                    48,100        1,551
Fulton Financial Corp.                       2,800           58
Gallagher (Arthur J.) & Co.                  2,000           75
General Growth Properties, Inc. (e)          3,700          122
Golden State Bancorp, Inc. (a)              12,040          185
Golden West Financial Corp.                 21,650          739
Goldman Sachs Group, Inc.                   20,500        1,912
Greenpoint Financial Corp.                   9,670          180
Hartford Financial Services Group, Inc.
 (The)                                      77,700        4,055
Heller Financial, Inc. Class A               2,680           52
Hertz Corp. Class A                          4,700          147
Hibernia Corp. Class A                       9,100           97
Household International Corp.               46,400        1,937
Imperial Bancorp (a)                         6,100          120
Jefferson-Pilot Corp.                       13,000          865
KeyCorp                                     52,080          963
Knight/Trimark Group, Inc.
 Class A (a)                                50,000        1,881
Lehman Brothers Holdings, Inc.              18,930        1,553
Leucadia National Corp.                      3,600           84
Liberty Property Trust (e)                   4,800          119
Lincoln National Corp.                      14,500          505
Loews Corp.                                 17,820          982
Marsh & McLennan Cos., Inc.                 23,895        2,355
Marshall & Ilsley Corp.                      9,000          418
MBIA, Inc.                                   5,840          289
MBNA Corp.                                 251,560        6,682
Mellon Financial Corp.                      30,300          973
Merrill Lynch & Co., Inc.                   40,500        4,128
Metris Companies, Inc.                       3,400          128
MGIC Investment Corp.                       26,900        1,286
MONY Group, Inc. (The)                       3,000           93
Morgan (J.P.) & Co., Inc.                   38,600        4,955
Morgan Stanley Dean Witter & Co.           239,665       18,394
National City Corp.                         56,660          963

4  Equity I Fund

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
Nationwide Financial Services, Inc.
 Class A                                     2,800           78
North Fork Bancorp., Inc.                    4,600           74
Northern Trust Corp.                        29,200        1,872
Old Kent Financial Corp.                     3,600          108
Old Republic International Corp.            34,740          495
Paine Webber Group, Inc.                    13,100          575
Paychex, Inc.                               38,900        2,047
PMI Group, Inc. (The)                        2,100          102
PNC Bank Corp.                              92,180        4,021
Popular, Inc.                                2,300           46
Providian Financial Corp.                   22,600        1,990
Radian Group, Inc.                           4,200          214
Regions Financial Corp.                      9,300          190
Reinsurance Group Of America                 2,600           65
Reliastar Financial Corp.                    2,400          103
SAFECO Corp.                                 8,570          190
Schwab (Charles) Corp.                      15,200          676
Silicon Valley Bancshares (a)                2,900          179
Simon Property Group, Inc. (e)              10,200          259
SLM Holding Corp.                            5,600          175
SouthTrust Corp.                            17,860          426
Sovereign Bancorp, Inc.                     24,200          166
Spieker Properties, Inc. (e)                 2,700          120
St. Paul Cos., Inc.                         75,410        2,686
State Street Corp.                          29,400        2,848
Summit Bancorp                               6,830          173
SunTrust Banks, Inc.                        22,500        1,142
TCF Financial Corp.                         10,740          251
Torchmark Corp.                              7,100          178
Transatlantic Holdings, Inc.                   970           80
U.S. Bancorp                                61,000        1,239
Union Planters Corp.                         3,800          108
UnionBanCal Corp.                           25,280          700
UnumProvident Corp.                         37,700          641
Wachovia Corp.                               7,000          439
Waddell & Reed Financial, Inc.
 Class A                                     9,950          265
Washington Mutual, Inc.                     37,190          951
Wells Fargo Co.                            107,590        4,418
Wilmington Trust Corp.                         900           41
                                                    -----------
                                                        246,948
                                                    -----------

HEALTH CARE - 8.6%
Abbott Laboratories                         58,360        2,243
Allergan, Inc.                              12,520          737
American Home Products Corp.                94,910        5,333
Amgen, Inc.                                 71,400        3,998
Bard (C.R.), Inc.                            3,600          157
Bausch & Lomb, Inc.                          4,800          290
Baxter International, Inc.                 117,400        7,646
Becton, Dickinson & Co.                    115,600        2,962
Biogen, Inc.                                   400           24
Bristol-Myers Squibb Co.                   146,410        7,677
Cardinal Health, Inc.                       92,200        5,077
Celera Genomics                                300           25
Chiron Corp.                                 1,100           50
Columbia/HCA Healthcare Corp.              164,220        4,670
Covance, Inc.                                2,900           27
Edwards Lifesciences Corp. (a)              14,520          218
Elan Corp. PLC - ADR (a)                   105,700        4,532
First Health Group Corp. (a)                 6,400          195
Foundation Health Systems, Inc. (a)         15,400          155
Genentech, Inc. (a)                         63,573        7,438
Genzyme Corp.                                3,200          156
Humana, Inc. (a)                            15,470          119
ICOS Corp.                                     700           28
Immunex Corp.                                  900           35
IVAX Corp. (a)                               8,350          229
Johnson & Johnson                           97,460        8,040
Jones Pharma, Inc.                           1,650           47
Lilly (Eli) & Co.                           30,200        2,335
Mallinckrodt, Inc.                          21,100          567
Medtronic, Inc.                             95,660        4,968
Merck & Co., Inc.                          150,570       10,465
PacifiCare Health Systems, Inc. (a)         11,900          611
PE Corp.                                    18,200        1,092
Perrigo Co.                                  5,900           33
Pfizer, Inc.                               213,490        8,993
Pharmacia Corp. (a)                        206,077       10,291
Priority Healthcare Corp. Class B (a)       47,827        2,636
Schering-Plough Corp.                      147,800        5,958
Techne Corp. (a)                             2,500          178
Tenet Healthcare Corp.                     112,670        2,873
Trigon Healthcare, Inc. (a)                  6,700          241
UnitedHealth Group, Inc. (a)                57,600        3,841
Universal Health Services, Inc.
 Class B                                     1,400           77
Warner-Lambert Co.                         213,880       24,342
Wellpoint Health Networks, Inc.              6,500          480
                                                    -----------
                                                        142,089
                                                    -----------

INTEGRATED OILS - 4.5%
Amerada Hess Corp.                          68,750        4,374
Ashland, Inc.                                7,120          243
Chevron Corp.                               89,900        7,653
Coastal Corp.                               39,500        1,982
Conoco, Inc. Class B                       160,130        3,983
Enron Corp.                                195,500       13,624
Exxon Mobil Corp.                          400,925       31,147
Kerr-McGee Corp.                            22,500        1,164
Lyondell Petrochemical Co.                   9,600          176
Murphy Oil Corp.                             2,600          153
Phillips Petroleum Co.                      42,570        2,019

                                                                Equity I Fund  5

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
Texaco, Inc.                                90,890        4,499
USX-Marathon Group                         145,200        3,386
                                                    -----------
                                                         74,403
                                                    -----------

MATERIALS AND PROCESSING - 4.6%
Air Products & Chemicals, Inc.              18,100          562
Albemarle Corp.                              9,300          195
Alcoa, Inc.                                 85,900        5,573
Allegheny Technologies, Inc.                 1,100           27
American Standard Cos., Inc. (a)            18,800          771
Archer-Daniels-Midland Co.                  54,259          539
Avery Dennison Corp.                           900           59
B.F. Goodrich Co.                           21,540          687
Boise Cascade Corp.                         43,500        1,416
Bowater, Inc.                                8,000          440
Centex Corp.                                23,700          572
Champion International Corp.                11,500          756
Chesapeake Corp.                               900           28
Consolidated Papers, Inc.                    7,000          265
Corning, Inc.                               64,299       12,699
Dow Chemical Co.                            38,721        4,375
du Pont (E.I.) de Nemours & Co.             88,400        4,193
Eastman Chemical Co.                        34,000        1,779
Engelhard Corp.                             17,000          299
FBR Asset Investment Corp.                  31,600          373
FMC Corp.                                    2,300          134
Fort James Corp.                             5,500          132
Freeport-McMoRan Copper & Gold, Inc.
 Class A                                     3,400           31
Georgia Gulf Corp.                           6,700          161
Georgia-Pacific Corp. (Timber Group)         3,000           70
Georgia-Pacific Group                       31,340        1,152
Granite Construction, Inc.                   3,800           90
Hanna (M.A.) Co.                             4,000           46
Harsco Corp.                                 3,100           92
Illinois Tool Works, Inc.                    3,300          211
IMC Global, Inc.                            11,900          184
International Paper Co.                     73,484        2,701
Johns Manville Corp.                        12,200          127
Kaufman & Broad Home Corp.                   7,960          153
Lafarge Corp.                               10,200          258
Longview Fibre Co.                           3,400           43
Louisiana Pacific Corp.                     34,300          459
Lubrizol Corp.                              26,200          671
Masco Corp.                                 22,375          502
Millennium Chemicals, Inc.                  10,600          211
Minnesota Mining &
 Manufacturing Co.                          54,570        4,720
Newmont Mining Corp.                        10,500          246
Nucor Corp.                                 36,430        1,566
Owens Corning                               56,400        1,026
PPG Industries, Inc.                        16,700          908
Praxair, Inc.                               72,260        3,211
Precision Castparts Corp.                    4,400          184
Rayonier, Inc.                               2,800          131
Reynolds Metals Co.                          7,000          466
Rohm & Haas Co.                              5,300          189
Sherwin-Williams Co.                        32,600          811
Sigma Aldrich Corp.                          9,600          281
Southdown, Inc.                              2,700          157
Standard Register Co.                        1,700           22
Temple-Inland, Inc.                          1,400           70
Timken Co.                                   7,100          131
Tyco International, Ltd.                   315,460       14,491
Union Carbide Corp.                         10,900          643
US Industries, Inc.                          7,300           89
USX-U.S. Steel Group                           300            8
Westvaco Corp.                              30,800          951
Weyerhaeuser Co.                            32,260        1,724
Willamette Industries, Inc.                 11,800          452
                                                    -----------
                                                         75,513
                                                    -----------

OTHER ENERGY - 1.8%
AES Corp.                                   16,300        1,466
Apache Corp.                                37,300        1,807
Baker Hughes, Inc.                          15,100          480
BJ Services Co.                              2,900          204
BP Amoco PLC - ADR                         102,492        5,227
Burlington Resources, Inc.                   7,300          287
Constellation Energy Group                  37,400        1,237
Cooper Cameron Corp.                         2,200          165
El Paso Energy Corp.                        35,500        1,509
ENSCO International, Inc.                    9,900          329
EOG Resources, Inc.                          3,700           92
Flowserve Corp.                              3,900           55
Global Marine, Inc.                          5,400          130
Halliburton Co.                              4,600          203
Helmerich & Payne, Inc.                      5,500          172
Noble Drilling Corp.                         8,900          355
Occidental Petroleum Corp.                  66,580        1,427
Ocean Energy, Inc.                           4,600           60
ONEOK, Inc.                                  3,000           76
Pioneer Natural Resources Co.                3,400           35
R&B Falcon Corp. (a)                        14,700          305
Rowan Cos., Inc. (a)                        10,100          282
Santa Fe Snyder Corp.                        6,300           58
Schlumberger, Ltd.                          36,900        2,825
Sempra Energy                               48,200          895
Smith International, Inc.                    1,900          144
Sunoco, Inc.                                19,980          606
Tidewater, Inc.                              1,700           51
Tosco Corp.                                 57,070        1,830
Transocean Sedco Forex, Inc.                59,000        2,773

6  Equity I Fund

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
Ultramar Diamond Shamrock Corp.             53,140        1,315
Union Pacific Resources Group, Inc.         22,600          433
Unocal Corp.                                96,400        3,116
Valero Energy Corp.                          6,900          200
Weatherford International, Inc.              5,700          231
                                                    -----------
                                                         30,380
                                                    -----------

PRODUCER DURABLES - 7.1%
AMETEK, Inc.                                 1,300           27
Applied Materials, Inc. (a)                202,178       20,584
Beckman Coulter, Inc.                        5,700          369
Boston Scientific Corp.                      9,500          252
Briggs & Stratton Corp.                      3,600          138
Caterpillar, Inc.                           29,410        1,160
Chartered Semiconductor Manufacturing -
 ADR (a)                                     1,377          120
Clayton Homes, Inc.                         12,200          116
Cognex Corp. (a)                             2,300          129
Cordant Technologies, Inc.                   5,900          334
Crane Co.                                    5,800          156
Credence Systems Corp. (a)                   1,100          157
Cummins Engine Co., Inc.                    11,830          421
D.R. Horton, Inc.                            9,300          120
Deere & Co.                                132,500        5,350
Donaldson Co., Inc.                          2,200           51
Dover Corp.                                 56,900        2,891
Emerson Electric Co.                        46,500        2,552
General Electric Co.                       295,818       46,517
Grant Prideco, Inc.                          5,700          110
Honeywell International, Inc.              122,433        6,856
Ingersoll-Rand Co.                          63,920        3,000
Johnson Controls, Inc.                      13,500          855
Kennametal, Inc.                             7,600          219
KLA Tencor Corporation (a)                  36,300        2,718
Lexmark International Group, Inc.
 Class A (a)                                 5,267          622
Litton Industries, Inc. (a)                  5,960          259
Lockheed Martin Corp.                       27,400          682
MagneTek, Inc.                               5,000           42
Mettler-Toledo International, Inc. (a)       3,200          110
Millipore Corp.                              4,000          287
Molex, Inc.                                  1,750           96
NACCO Industries, Inc. Class A               1,000           45
National Service Industries, Inc.            7,900          170
Northrop Grumman Corp.                      23,570        1,671
Novellus Systems, Inc. (a)                  17,000        1,131
Pall Corp.                                  13,600          303
Parker-Hannifin Corp.                       17,250          802
Pitney Bowes, Inc.                           2,800          114
Pulte Corp.                                  6,580          141
Raytheon Co. Class B                        31,300          694
Rockwell International Corp.                27,800        1,095
Sawtek, Inc.                                 1,000           48
Solectron Corp.                             14,300          669
Stewart & Stevenson Services, Inc.           2,100           25
Tecumseh Products Co. Class A                1,990           92
Teradyne, Inc.                              17,300        1,903
Textron, Inc.                               42,875        2,656
Thermo Instrument Systems, Inc.              1,000           18
United Technologies Corp.                  101,800        6,330
Xerox Corp.                                 64,000        1,691
                                                    -----------
                                                        116,898
                                                    -----------

TECHNOLOGY - 23.1%
3Com Corp. (a)                              50,262        1,979
Adaptec, Inc. (a)                            3,300           89
Adobe Systems, Inc.                         30,153        3,647
Adtran, Inc. (a)                            32,400        2,187
Advanced Micro Devices, Inc. (a)            61,600        5,405
Agilent Technologies, Inc. (a)              19,565        1,734
Altera Corp.                                14,800        1,512
America Online, Inc. (a)                   244,855       14,645
Analog Devices, Inc. (a)                    57,100        4,386
Apple Computer, Inc. (a)                    54,600        6,774
Applied Micro Circuits Corp. (a)            30,900        3,980
Arrow Electronics, Inc. (a)                 60,100        2,633
Atmel Corp.                                  4,500          220
Autodesk, Inc.                              49,200        1,888
Automatic Data Processing, Inc.              9,700          522
Avnet, Inc.                                  5,400          425
AVX Corp.                                    5,800          565
BEA Systems, Inc.                              400           19
Broadcom Corp. Class A                       5,900        1,017
BroadVision, Inc.                           17,900          786
Brocade Communications Systems,
 Inc. (a)                                    6,600          816
Cabletron Systems, Inc.                      5,800          133
Cisco Systems, Inc. (a)                    601,995       41,763
CMGI, Inc. (a)                              13,000          927
Comdisco, Inc.                               5,600          174
COMPAQ Computer Corp.                      182,940        5,351
Computer Associates
 International, Inc.                        82,232        4,590
Computer Sciences Corp. (a)                 44,700        3,646
Comverse Technology, Inc. (a)               14,600        1,302
Cooper Industries, Inc.                      3,660          126
Cypress Semiconductor Corp. (a)             76,500        3,973
Dell Computer Corp. (a)                    154,190        7,719
DST Systems, Inc.                            3,000          223
E-Tek Dynamics, Inc.                        13,900        2,845
EarthLink, Inc. (a)                         67,846        1,276
Electronic Data Systems Corp.               65,426        4,498

                                                                Equity I Fund  7

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
EMC Corp. (a)                              152,669       21,211
Fairchild Semiconductor Corp.
 Class A (a)                                30,000        1,425
Fiserv, Inc.                                 9,900          455
General Dynamics Corp.                      71,510        4,183
General Motors Corp. Class H (a)            40,373        3,888
GTECH Holdings Corp.                         8,700          181
Hewlett-Packard Co.                         92,750       12,521
i2 Technologies, Inc. (a)                    2,100          271
Ikon Office Solutions, Inc.                  6,300           37
Imation Corp. (a)                            4,500          126
IMS Health, Inc.                            68,300        1,165
Integrated Device Technology, Inc.           3,400          163
Intel Corp.                                261,488       33,160
International Business
 Machines Corp.                            133,070       14,854
International Game Technology                8,800          215
JDS Uniphase Corp. (a)                      76,622        7,945
Juniper Networks, Inc. (a)                  22,653        4,815
Kemet Corp. (a)                              2,700          201
Koninklijke (Royal)
 Philips Electronics                        97,088        4,333
LSI Logic Corp. (a)                         97,000        6,063
Lucent Technologies, Inc.                  127,890        7,953
Maxim Integrated Products, Inc.              2,800          181
Mercury Interactive Corp. (a)                1,800          162
Microchip Technology, Inc.                   1,500           93
Micron Technology, Inc. (a)                 22,850        3,182
Microsoft Corp. (a)                        197,520       13,777
Motorola, Inc.                              99,920       11,897
National Semiconductor Corp. (a)            11,800          717
NCR Corp.                                    2,900          112
Network Appliance, Inc. (a)                 27,030        1,999
Nortel Networks Corp.                      123,800       14,020
Oracle Systems Corp. (a)                   294,798       23,547
PeopleSoft, Inc.                             2,300           32
PMC - Sierra, Inc. (a)                      15,800        3,030
QUALCOMM, Inc. (a)                          65,018        7,050
Quantum Corp. - DLT & Storage
 Systems (a)                                 7,000           82
Quantum Corp. - Hard Disk Drive (a)          7,700           90
Redback Networks, Inc. (a)                   9,900          783
Safeguard Scientifics, Inc.                  4,800          200
SCI Systems, Inc. (a)                       10,600          564
Seagate Technology                          13,300          676
Siebel Systems, Inc. (a)                     9,500        1,167
Sony Corp. - ADR                            28,016        6,321
Structural Dynamics
 Research Corp.                              3,400           44
Sun Microsystems, Inc. (a)                 181,531       16,690
SunGard Data Systems                         3,034          105
Sybase, Inc.                                 4,000           81
Symantec Corp. (a)                           3,100          193
Tech Data Corp. (a)                          7,200          301
Teledyne Technologies, Inc.                  1,400           25
Texas Instruments, Inc.                     58,989        9,608
Titan Corp. (a)                              4,236          182
Total Systems Services, Inc.                 3,000           60
Veritas Software Corp. (a)                  41,690        4,471
Vishay Intertechnology, Inc. (a)             7,600          637
Xilinx, Inc.                                32,000        2,345
                                                    -----------
                                                        383,364
                                                    -----------

UTILITIES - 10.5%
ADC Telecommunications, Inc. (a)            56,200        3,411
Adelphia Communications Corp. (a)           45,000        2,225
Allegheny Energy, Inc.                      18,930          575
Alliant Energy Corp.                         6,600          198
Alltel Corp.                                15,700        1,046
Ameren Corp.                                19,060          699
American Electric Power Co., Inc.           16,100          590
AT&T Corp. (a)                             316,230       14,764
AT&T Wireless Group                        109,200        3,474
Bell Atlantic Corp.                        221,020       13,095
BellSouth Corp.                            255,370       12,433
BroadWing, Inc. (a)                         55,000        1,557
Cablevision Systems Corp. Class A            2,000          135
Calpine Corp. (a)                            5,340          489
Centennial Cellular Corp. Class A            1,900           37
Central & Southwest Corp.                   19,500          423
CenturyTel, Inc.                            13,500          331
Cinergy Corp.                               18,670          499
Citizens Utilities Co. Class B (a)          27,600          443
CMS Energy Corp.                             4,330           82
Columbia Energy Group                        3,200          201
Comcast Corp. Special Class A              179,799        7,203
CommScope, Inc. (a)                         44,000        2,090
Consolidated Edison, Inc.                   20,600          725
Cox Communications, Inc. Class A (a)        11,000          471
Dominion Resources, Inc.                    35,201        1,584
DPL, Inc.                                   18,500          430
DTE Energy Co.                              12,600          411
Duke Energy Corp.                           30,390        1,747
Dycom Industries, Inc. (a)                   1,800           94
Dynegy, Inc. Class A                        27,000        1,767
Edison International                        17,000          324
Energy East Corp.                            4,200           88
Entergy Corp.                               33,530          853
FirstEnergy Corp.                           77,200        1,964
Florida Progress Corp.                      10,900          534
FPL Group, Inc.                             15,200          687
GPU, Inc.                                   24,250          681

8  Equity I Fund

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------
GTE Corp.                                   84,960        5,756
KeySpan Corp.                               23,430          688
Level 3 Communications, Inc.                24,700        2,195
MasTec, Inc. (a)                             1,200          104
MCI WorldCom, Inc. (a)                     148,411        6,743
MCN Energy Group, Inc.                       2,300           57
New Century Energies, Inc.                   4,700          153
Nextlink Communications, Inc.
 Class A                                       400           34
Nextel Communications, Inc.
 Class A (a)                                24,950        2,730
Nokia Corp. - ADR                          216,480       12,312
Northeast Utilities                         24,100          518
OGE Energy Corp.                             2,600           52
Peco Energy Co.                             16,100          671
PG&E Corp.                                 113,360        2,940
Pinnacle West Capital Corp.                 18,900          664
Powertel, Inc. (a)                           1,500          100
PPL Corp.                                   85,400        2,039
Public Service Co. of New Mexico             6,110          110
Public Service Enterprise Group, Inc.       42,120        1,511
Quanta Services, Inc. (a)                    3,600          167
Questar Corp.                                4,600           87
Reliant Energy, Inc.                        70,010        1,864
SBC Communications, Inc.                   334,749       14,666
SDL, Inc. (a)                               15,800        3,080
Southern Co.                                48,200        1,202
Sprint Corp. (Fon Group) (a)               161,000        9,902
Sprint Corp. (PCS Group) (a)               136,806        7,524
Telephone & Data Systems, Inc.               5,900          602
Texas Utilities Co.                         73,540        2,477
U.S. West, Inc.                             33,900        2,413
Unicom Corp.                                20,300          807
UtiliCorp United, Inc.                       6,790          131
Viacom, Inc. Class A                         1,500           82
Vodafone Group PLC - ADR                   214,650       10,089
VoiceStream Wireless Corp.                     900           89
Western Resources, Inc.                     26,960          425
WinStar Communications, Inc. (a)             8,600          342
Wisconsin Energy Corp.                      21,100          452
                                                    -----------
                                                        174,138
                                                    -----------

TOTAL COMMON STOCKS
(cost $1,293,616)                                     1,556,345
                                                    -----------

                                          PRINCIPAL     MARKET
                                           AMOUNT        VALUE
                                           (000)         (000)
                                             $             $
                                          --------     --------
LONG-TERM INVESTMENTS - 0.0%
CORPORATE BONDS AND NOTES - 0.0%
Redback Networks, Inc. (conv.)
 5.000% due 04/01/07                           215          145
                                                    -----------

TOTAL LONG-TERM INVESTMENTS
(cost $215)                                                 145
                                                    -----------

SHORT-TERM INVESTMENTS - 6.2%
Frank Russell Investment Company Money
 Market Fund, due on
 demand (b)                                 90,295       90,295
United States Treasury Bills (b)(c)(d)
 5.460% due 06/29/00                         1,000          991
 5.465% due 06/29/00                         4,500        4,458
 5.470% due 06/29/00                         4,250        4,211
 5.620% due 06/29/00                         2,000        1,982
                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $101,937)                                         101,937
                                                    -----------

TOTAL INVESTMENTS - 100.1%
(identified cost $1,395,768)                          1,658,427

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                             (1,633)
                                                    -----------


NET ASSETS - 100.0%                                   1,656,794
                                                    ===========

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contract purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                                 Equity I Fund 9

EQUITY I FUND

                                                      April 30, 2000 (Unaudited)

                                          UNREALIZED
                         NUMBER          APPRECIATION
                           OF           (DEPRECIATION)
                        CONTRACTS           (000)
                       -----------     ----------------
FUTURES CONTRACTS

S&P 500 Index
 expiration date 6/00          288         $   3019
                                           --------

Total Unrealized Appreciation
 (Depreciation on Open Futures
 Contracts Purchased                       $   3019
                                           ========

See accompanying notes which are an integral part of the financial statements.

10  Equity I Fund

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $1,395,768). . . . . .     $ 1,658,427
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,700
Receivables:
 Dividends and interest . . . . . . . . . . . . . . . . . . .           1,609
 Investments sold . . . . . . . . . . . . . . . . . . . . . .          28,434
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . .           3,490
Prepaid expenses. . . . . . . . . . . . . . . . . . . . . . .              18
                                                                 ------------

   Total assets . . . . . . . . . . . . . . . . . . . . . . .       1,693,678

LIABILITIES
Payables:
 Investments purchased. . . . . . . . . . . . .     $ 29,910
 Fund shares redeemed . . . . . . . . . . . . .        5,407
 Accrued fees to affiliates . . . . . . . . . .          916
 Other accrued expenses. . . . . . . .. . . . .          125
 Daily variation margin on futures contracts. .          526
                                                   ---------

   Total liabilities. . . . . . . . . . . . . .                        36,884
                                                                 ------------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . .     $ 1,656,794
                                                                 ============

NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . .     $       640
Accumulated net realized gain (loss). . . . . . . . . . . . .         147,561
Unrealized appreciation (depreciation) on:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . .         262,659
 Futures contracts. . . . . . . . . . . . . . . . . . . . . .           3,019
Shares of beneficial interest . . . . . . . . . . . . . . . .             467
Additional paid-in capital. . . . . . . . . . . . . . . . . .       1,242,448
                                                                 ------------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . .     $ 1,656,794
                                                                 ============

NET ASSET VALUE, offering and redemption price per share:
 Class E ($46,361,340 divided by 1,307,898 shares of $.01
  par value shares of beneficial interest outstanding). . . .     $     35.45
                                                                 ============
 Class I ($1,566,710,586 divided by 44,201,458 shares of
  $.01 par value shares of beneficial interest outstanding) .     $     35.44
                                                                 ============
 Class Y ($43,721,847 divided by 1,233,439 shares of $.01
  par value shares of beneficial interest outstanding). . . .     $     35.45
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity I Fund  11

Equity I Fund

Statement of Operations

Amounts in thousands

                                                    Four Months Ended
                                                     April 30, 2000          Year Ended
                                                       (Unaudited)        December 31, 1999
                                                    -----------------     -----------------
Investment Income
 Dividends. . . . . . . . . . . . . . . . . . .         $ 5,558                 $ 17,335
 Dividends from Money Market Fund . . . . . . .           2,044                    3,418
 Interest . . . . . . . . . . . . . . . . . . .              83                      401
                                                       --------                ---------

   Total investment income. . . . . . . . . . .           7,685                   21,154
                                                       --------                ---------

Expenses
 Advisory fees. . . . . . . . . . . . . . . . .           2,981                    8,157
 Administrative fees. . . . . . . . . . . . . .             272                      748
 Custodian fees . . . . . . . . . . . . . . . .             241                      620
 Transfer agent fees. . . . . . . . . . . . . .             154                      497
 Professional fees. . . . . . . . . . . . . . .              19                       40
 Registration fees. . . . . . . . . . . . . . .              62                      114
 Shareholder servicing fees - Class E . . . . .              40                       60
 Trustees' fees . . . . . . . . . . . . . . . .               4                        5
 Miscellaneous. . . . . . . . . . . . . . . . .              37                      116
                                                       --------                ---------

   Total expenses . . . . . . . . . . . . . . .           3,810                   10,357
                                                       --------                ---------

Net investment income. . . . . . . . . . . . . .          3,875                   10,797
                                                       --------                ---------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .          33,604                  253,148
 Futures contracts. . . . . . . . . . . . . . .           1,190                   11,105
 Foreign currency-related transactions. . . . .              (6)                      (1)
                                                       --------                ---------
                                                         34,788                  264,252
                                                       --------                ---------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .         (93,090)                 (9,387)
 Futures contracts. . . . . . . . . . . . . . .          (2,345)                  3,606
 Foreign currency-related transactions. . . . .               6                      (3)
                                                       --------                --------
                                                        (95,429)                 (5,784)
                                                       --------                --------

Net realized and unrealized gain (loss) . . . .         (60,641)                258,468
                                                       --------                --------

Net increase (decrease) in net assets from
operations. . . . . . . . . . . . . . . . . . .        $(56,766)               $269,265
                                                       ========                ========

See accompanying notes which are an integral part of the financial statements.

12  Equity I Fund

EQUITY I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                   FOUR MONTHS ENDED
                                    APRIL 30, 2000        YEAR ENDED          YEAR ENDED
                                     (UNAUDITED)       DECEMBER 31, 1999   DECEMBER 31, 1998
                                  ------------------   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income . . . . . .    $     3,875        $    10,797         $    10,430
 Net realized gain (loss). . . . .         34,788            264,252             122,357
 Net change in unrealized
 appreciation (depreciation) . . .        (95,429)            (5,784)            155,425
                                      -----------        -----------         -----------

   Net increase (decrease) in net
   assets from operations. . . . .        (56,766)           269,265             288,212
                                      -----------        -----------         -----------
DISTRIBUTIONS
 From net investment income
   Class E . . . . . . . . . . . .           (108)              (121)                 --
   Class I . . . . . . . . . . . .         (3,041)           (11,264)            (10,494)
   Class Y . . . . . . . . . . . .            (86)                --                  --
 From net realized gain
   Class E . . . . . . . . . . . .           (852)            (4,447)                 --
   Class I . . . . . . . . . . . .        (28,217)          (154,221)            (92,776)
                                      -----------        -----------         -----------

     Net decrease in net assets
     from distributions. . . . . .        (32,304)          (170,053)           (103,270)
                                      -----------        -----------         -----------

SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions. .         63,797            201,151              60,389

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS . . . . . . . . . . . .        (25,273)           300,363             245,331

NET ASSETS
 Beginning of period . . . . . . .      1,682,067          1,381,704           1,136,373
                                      -----------        -----------         -----------
 End of period (including
  undistributed net investment
  income of $640 at
  April 30, 2000). . . . . . . . .    $ 1,656,794        $ 1,682,067         $ 1,381,704
                                      ===========        ===========         ===========

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity I Fund  13

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2000*     1999**
                                                             -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $ 37.51    $ 38.01
                                                             -------   --------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . . .       .05        .13
 Net realized and unrealized gain (loss) . . . . . . . . .     (1.40)      3.11
                                                             -------   --------

   Total income from operations. . . . . . . . . . . . . .     (1.35)      3.24
                                                             -------   --------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . .      (.08)      (.12)
 From net realized gain. . . . . . . . . . . . . . . . . .      (.63)     (3.62)
                                                             -------   --------

   Total distributions . . . . . . . . . . . . . . . . . .      (.71)     (3.74)
                                                             -------   --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $ 35.45    $ 37.51
                                                             =======   ========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . .     (3.52)      8.97

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . .    46,361     49,284

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . .       .95        .95
   Net investment income . . . . . . . . . . . . . . . . .       .45        .57

 Portfolio turnover rate (%) . . . . . . . . . . . . . . .     64.00     111.56

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

14  Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                           2000*            1999           1998             1997           1996          1995
                                        ------------     -----------     -----------     -----------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD .   $     37.46     $     35.17     $     30.51     $     30.34     $   28.00     $   23.32
                                        ------------     -----------     -----------     -----------     ---------     ---------
INCOME FROM OPERATIONS
 Net investment income (a) . . . . . .           .09             .27             .27             .34           .42           .52
 Net realized and unrealized gain
   (loss). . . . . . . . . . . . . . .         (1.41)           6.18            7.10            8.89          5.96          7.71
                                        ------------     -----------     -----------     -----------     ---------     ---------
   Total income from operations. . . .         (1.32)           6.45            7.37            9.23          6.38          8.23

DISTRIBUTIONS
 From net investment income. . . . . .          (.07)           (.28)           (.27)           (.34)         (.42)         (.52)
 From net realized gain. . . . . . . .          (.63)          (3.88)          (2.44)          (8.72)        (3.62)        (3.03)
                                        ------------     -----------     -----------     -----------     ---------     ---------

   Total distributions . . . . . . . .          (.70)          (4.16)          (2.71)          (9.06)        (4.04)        (3.55)
                                        ------------     -----------     -----------     -----------     ---------     ---------

NET ASSET VALUE, END OF PERIOD . . . .   $     35.44     $     37.46     $     35.17     $     30.51     $   30.34     $   28.00
                                        ============     ===========     ===========     ===========     =========     =========

TOTAL RETURN (%)(b)(c) . . . . . . . .         (3.41)          18.98           25.10           32.02         23.58         35.94

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
   thousands). . . . . . . . . . . . .     1,566,711       1,632,783       1,381,704       1,136,373       961,953       751,497

 Ratios to average net assets
   (%)(c)(d):
   Operating expenses. . . . . . . . .           .69             .69             .70             .70           .71           .59
   Net investment income . . . . . . .           .72             .72             .82             .96          1.38          1.91

 Portfolio turnover rate (%) . . . . .         64.00          111.56          100.68          110.75         99.51         92.04

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.
(d)  The ratios for periods less than one year are annualized.

                                                               Equity I Fund  15

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        2000*
                                                                      --------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . . . . . . . . .   $   36.90
                                                                      ---------

INCOME FROM OPERATIONS
 Net investment income (a). . . . . . . . . . . . . . . . . . . . .         .02
 Net realized and unrealized gain (loss). . . . . . . . . . . . . .       (1.40)
                                                                      ---------

   Total income from operations . . . . . . . . . . . . . . . . . .       (1.38)
                                                                      ---------

DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . . . . . . .        (.07)
                                                                      ---------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . . . . . . . . .   $   35.45
                                                                      =========

TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . . . . . . .       (3.70)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . . . . . . .      43,722

 Ratios to average net assets (%)(c):
   Operating expenses . . . . . . . . . . . . . . . . . . . . . . .         .64
   Net investment income. . . . . . . . . . . . . . . . . . . . . .         .52

 Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . .       64.00

* For the period March 30, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

16  Equity I Fund

EQUITY II FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
COMMON STOCKS - 91.7%
AUTO AND TRANSPORTATION - 2.9%
AAR Corp.                                      24,900         375
Alaska Air Group, Inc. (a)                      2,300          66
America West Holding Corp.
 Class B (a)                                   10,500         154
American Axle & Manufacturing Holdings,
 Inc. (a)                                       4,000          60
American Freightways Corp. (a)                 27,000         498
Amtran, Inc. (a)                                4,200          69
Atlantic Coast Airlines, Inc. (a)              10,000         301
AutoZone, Inc. (a)                             51,100       1,172
Aviall, Inc. (a)                                7,600          47
Avis Rent A Car, Inc. (a)                      31,800         644
Bandag, Inc.                                    4,400         105
Borg-Warner Automotive, Inc.                    5,400         226
C.H. Robinson Worldwide, Inc.                  22,900       1,144
CNF Transportation, Inc.                       28,300         791
Coachmen Industries, Inc.                      41,000         633
Continental Airlines, Inc. Class B (a)          5,200         208
Dollar Thrifty Automotive
 Group, Inc. (a)                               27,700         582
Dura Automotive Systems, Inc. (a)               7,100         115
Expeditors International of
 Washington, Inc.                              16,900         718
Federal-Mogul Corp.                             4,400          60
FedEx Corp. (a)                                32,700       1,232
Fleetwood Enterprises, Inc.                     7,400         108
Fritz Companies, Inc. (a)                      15,500         148
Hertz Corp. Class A                             4,100         128
Kirby Corp. (a)                                 3,600          74
Landstar Systems, Inc. (a)                     21,300       1,218
Lear Corp. (a)                                 30,200         904
M.S. Carriers, Inc. (a)                         1,300          30
Meritor Automotive, Inc.                       14,400         216
Midwest Express Holdings, Inc. (a)              6,400         162
Monaco Coach Corp. (a)                          6,000          98
National R.V. Holdings, Inc. (a)                4,500          55
Navistar International Corp. (a)                7,000         245
Northwest Airlines Corp. Class A (a)            3,700          91
Polaris Industries, Inc.                       18,000         551
Roadway Express, Inc.                          10,000         234
Ryder System, Inc.                             13,400         297
Skywest, Inc.                                  51,300       2,161
Superior Industries International, Inc.        45,500       1,465
Thor Industries, Inc.                          21,800         587
Tower Automotive, Inc. (a)                     10,100         158
Trinity Industries, Inc.                       67,100       1,493
UAL Corp. (a)                                  37,600       2,176
United Auto Group, Inc. (a)                     7,000          61
USFreightways Corp.                            27,300       1,259
Wabash National Corp.                          15,600         227
XTRA Corp. (a)                                  6,600         311
Yellow Corp. (a)                               24,600         468
                                                       ----------
                                                           24,125
                                                       ----------

CONSUMER DISCRETIONARY - 13.0%
24/7 Media, Inc. (a)                            2,500          49
Aaron Rents, Inc.                               9,000         131
ABM Industries, Inc.                            4,400         111
American Greetings Corp. Class A              109,700       1,988
Ames Department Stores, Inc. (a)                3,800          68
Anchor Gaming (a)                               5,800         233
Applebee's International, Inc.                 27,300         995
Argosy Gaming Co. (a)                          55,400         886
Aztar Corp. (a)                                47,500         567
Banta Corp.                                    73,000       1,428
Barnes & Noble, Inc. (a)                        2,600          48
Belo (A.H.) Corp. Class A                      11,900         199
BHC Communications, Inc. Class A                  500          77
BJ's Wholesale Club, Inc. (a)                   9,600         340
Borders Group, Inc. (a)                         3,100          49
Boyd Gaming Corp. (a)                          24,100         122
Brightpoint, Inc. (a)                          51,600         603
Brinker International, Inc. (a)                71,800       2,289
Brown Shoe Co., Inc.                           12,400         127
Brunswick Corp.                                62,500       1,199
Buckeye Technologies, Inc. (a)                 21,000         402
Buffets, Inc. (a)                              14,700         143
Burlington Coat Factory
 Warehouse Corp.                               27,100         407
Callaway Golf Co.                               3,300          55
Catalina Marketing Corp. (a)                      900          91
Cato Corp. Class A                              9,300          97
CDI Corp. (a)                                   5,800         131
CEC Entertainment, Inc. (a)                    22,825         685
Central Garden & Pet Co. (a)                    7,500          78
Central Newspapers, Inc. Class A               49,350       1,514
Charming Shoppes, Inc. (a)                     28,600         191
Choice Hotels International, Inc. (a)           7,000          92
Chris Craft Industries, Inc. (a)                7,275         447
Claire's Stores, Inc.                          65,500       1,208
Coldwater Creek, Inc. (a)                       3,400          85
Convergys Corp. (a)                            35,600       1,566
Cost Plus, Inc. (a)                             2,800          85
Cox Radio, Inc. Class A (a)                     7,700         558
Crestline Capital Corp. (a)                    12,600         217
CSX Auto Corp. (a)                              6,200          65
Darden Restaurants, Inc.                        5,100          94
DeVry, Inc. (a)                                61,900       1,474
Diamond Technology
 Partners, Inc. (a)                            43,200       3,418

18  Equity II Fund

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Dillard's, Inc. Class A                         3,600          50
Dollar Tree Stores, Inc. (a)                   18,900       1,093
Dover Downs Entertainment, Inc.                 4,500          55
Dress Barn, Inc. (a)                            4,500          87
eLoyalty Corp. New (a)                          3,000          49
Emmis Broadcasting Corp.
 Class A (a)                                   40,100       1,702
Entercom Communications Corp. (a)              22,000         935
Ethan Allen Interiors, Inc.                     8,800         235
Extended Stay America, Inc. (a)                15,800         141
Fairfield Communities, Inc. (a)                 6,100          55
Family Dollar Stores, Inc.                     33,600         641
Federated Department Stores, Inc. (a)          31,000       1,054
Fluor Corp.                                    49,100       1,648
Fossil, Inc. (a)                                4,200          87
Furniture Brands International, Inc. (a)       86,100       1,609
G & K Services, Inc. Class A                   23,900         583
Genesco, Inc. (a)                               6,200          80
Genlyte Group, Inc. (The) (a)                   9,000         177
Getty Images, Inc. (a)                          1,700          52
Grey Advertising, Inc.                          4,270       1,918
Handleman Co. (a)                              12,800         154
Harman International Industries, Inc.           1,100          72
Harrah's Entertainment, Inc. (a)               40,900         841
Harte Hanks Communications                     56,200       1,391
Haverty Furniture Co., Inc.                    17,400         196
Hearst-Argyle Television, Inc. (a)             49,200       1,049
Hispanic Broadcasting Corp. (a)                 9,100         916
HotJobs.com, Ltd. (a)                           2,600          30
Houghton Mifflin Co.                           12,300         511
IHOP Corp. (a)                                  2,120          34
Interim Services, Inc. (a)                      3,000          51
Interpublic Group Cos., Inc.                   32,500       1,333
JAKKS Pacific, Inc. (a)                         4,900          90
Jones Apparel Group, Inc. (a)                   6,700         199
K-Swiss, Inc. Class A                           4,000          59
Kelly Services, Inc. Class A                    6,400         151
Knight-Ridder, Inc.                            31,000       1,521
La-Z-Boy Inc.                                  28,300         444
Lamar Advertising Co. Class A (a)              33,100       1,440
Landry's Seafood Restaurants, Inc.             27,100         234
Lason, Inc. (a)                                 9,100          41
Learning Tree International, Inc. (a)          41,600       1,979
Lee Enterprises, Inc.                          39,500         896
Libbey, Inc.                                    5,300         162
Liberty Digital, Inc. Class A (a)               2,300          73
Linens 'N Things, Inc. (a)                      2,100          65
Liz Claiborne, Inc.                             1,700          79
Lone Star Steakhouse & Saloon                   8,600         101
Mail-Well, Inc. (a)                             8,600          77
Mandalay Resort Group (a)                       4,900          92
Manpower, Inc.                                 31,200       1,102
MAXIMUS, Inc. (a)                              27,000         636
McClatchy Co. (The) Class A                    54,000       1,711
McGraw-Hill, Inc.                              35,000       1,838
Media General, Inc. Class A                     1,300          64
MGM Grand, Inc.                                51,600       1,522
Michaels Stores, Inc. (a)                      55,600       2,193
Modem Media Poppe Tyson, Inc. (a)               5,400          79
Modis Professional Services, Inc. (a)          42,200         319
Movado Group, Inc.                              5,300          45
Nautica Enterprises, Inc. (a)                   6,800          76
NBC Internet, Inc. Class A New (a)              1,900          44
NOVA Corp. / Georgia (a)                        3,500         111
Nu Skin Enterprises, Inc. Class A (a)           8,300          64
Oakley, Inc. (a)                               15,500         178
On Assignment, Inc. (a)                        86,400       2,700
Oshkosh B' Gosh, Inc. Class A                  30,500         494
Outback Steakhouse, Inc. (a)                   35,700       1,167
Oxford Industries, Inc.                         6,900         117
P.F. Chang's China Bistro, Inc.
 New (a)                                        9,700         339
Pacific Sunwear of California (a)              31,700       1,080
Park Place Entertainment Corp. (a)            158,500       2,031
Payless ShoeSource, Inc. (a)                      217          12
Penton Media, Inc.                             55,761       1,467
Personnel Group of America, Inc. (a)           10,100          53
Petco Animal Supplies, Inc. (a)                33,400         384
Phillips-Van Heusen Corp.                       6,700          57
Pier 1 Imports, Inc.                           57,100         650
Pinnacle Entertainment, Inc. (a)               27,300         548
Pittston Brink's Group                         40,600         665
Polo Ralph Lauren Corp. Class A (a)            57,400         933
Pomeroy Computer
 Resources, Inc. (a)                            4,000          63
Pre-paid Legal Services, Inc. (a)              32,600       1,043
Premier Parks, Inc. (a)                         2,200          47
Pulitzer, Inc.                                  5,400         207
R.H. Donnelley Corp.                           13,500         270
RARE Hospitality
 International, Inc. (a)                       16,500         510
Reebok International, Ltd. (a)                  7,300         124
Regis Corp.                                    31,500         366
Rent-A-Center, Inc. (a)                         3,500          70
Rent-Way, Inc. (a)                              4,500         117
Robert Half International, Inc. (a)            16,000         978
Ross Stores, Inc.                             122,600       2,536
Ruby Tuesday, Inc.                             22,500         471
Russell Corp.                                  13,800         271
Ryan's Family Steak Houses, Inc. (a)          115,500       1,130
S1 Corporation (a)                              1,800          98
Salton, Inc. (a)                               11,550         496

                                                              Equity II Fund  19

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Scholastic Corp. (a)                           13,200         616
Schultz Sav-o Stores, Inc.                     63,750         725
SCP Pool Corp. (a)                              2,600          96
Scripps (E.W.) Co. Class A                     35,000       1,634
ShopKo Stores, Inc. (a)                         8,400         150
Sitel Corp. (a)                                 8,200          56
Source Information Mgmt. Co.
 (The) (a)                                     41,700         612
Spiegel, Inc. Class A                          15,300         126
Springs Industries, Inc.                       19,400         797
Stanley Works (The)                             1,800          53
Station Casinos, Inc. (a)                      68,500       1,952
Steven Madden, Ltd. (a)                        27,100         584
Sturm, Ruger & Co., Inc.                       13,000         130
Talbots, Inc.                                  20,600       1,042
TETRA Technologies, Inc. (a)                   54,000       1,269
Tiffany & Co.                                  61,150       4,444
Timberland Co. Class A (a)                     16,100       1,116
TMP Worldwide, Inc. (a)                         2,200         144
Tommy Hilfiger Corp. (a)                       54,100         477
Topps Co., Inc. (a)                             8,900          78
Toro Co.                                       12,800         394
Travelocity.com, Inc. New (a)                   2,200          39
Trendwest Resorts, Inc. (a)                     2,500          58
True North Communications, Inc.                15,400         634
Tupperware Corp.                               30,800         581
Tweeter Home Entertainment
 Group, Inc. New (a)                            9,700         353
United Stationers, Inc. (a)                    45,500       1,515
United Television, Inc.                        11,600       1,562
URS Corp. (a)                                  15,600         199
Valassis Communications, Inc. (a)               3,900         133
Value City Department Stores, Inc. (a)         10,600         108
Valuevision International, Inc.
 Class A (a)                                    2,100          42
Viad Corp.                                     21,600         548
Wallace Computer Services, Inc.                 6,100          67
Washington Post Co (The),. Class B              3,700       1,805
Wendy's International, Inc.                     2,500          56
Westwood One, Inc. (a)                         21,400         756
Whitehall Jewellers, Inc. (a)                   3,100          53
Williams-Sonoma, Inc. (a)                       2,300          80
Windmere Corp. (a)                             12,600         202
WMS Industries, Inc. (a)                        2,800          25
Wolverine World Wide, Inc.                     15,000         180
Young & Rubicam, Inc.                           2,000         111
Zale Corp. (a)                                 34,000       1,402
Zomax, Inc. (a)                                 2,200         104
                                                       ----------
                                                          109,728
                                                       ----------

CONSUMER STAPLES - 1.9%
Alberto-Culver Co. Class A                     56,800       1,285
Block Drug Co., Inc. Class A                   30,039         854
Canandaigua Brands Co., Inc.
 Class A (a)                                   16,800         846
Church and Dwight Co., Inc.                     3,100          55
Coca-Cola Bottling Co. Consolidated            24,500       1,225
Dean Foods Co.                                 26,200         642
Earthgrains Co.                                25,500         359
Hormel Foods Corp.                             77,200       1,177
IBP, Inc.                                      63,900       1,054
International Home Foods, Inc. (a)             30,400         443
International Multifoods Corp.                 15,800         202
Longs Drug Stores, Inc.                        15,600         363
McCormick & Co., Inc.                          31,300         976
Michael Foods, Inc.                             4,800         103
Nature's Sunshine Products, Inc.               48,000         396
Pepsi Bottling Group, Inc. (The)               53,300       1,149
Performance Food Group Co. (a)                  4,800         127
R.J. Reynolds Tobacco Holdings, Inc.           38,100         791
Ralcorp Holdings, Inc. (a)                     16,900         233
Robert Mondavi Corp. Class A (a)                4,100         136
Schweitzer-Mauduit
 International, Inc.                           11,600         169
Suiza Foods Corp. (a)                          37,100       1,445
SuperValu, Inc.                                11,300         234
Tootsie Roll Industries, Inc.                  29,404         906
Universal Corp.                                 7,000         132
Universal Foods Corp.                          23,000         378
Whitman Corp.                                  19,000         217
Whole Foods Market, Inc. (a)                    1,300          56
                                                       ----------
                                                           15,953
                                                       ----------

FINANCIAL SERVICES - 10.5%
ACE, Ltd.                                      39,100         936
Advanta Corp. Class A                          60,500       1,029
Affiliated Managers Group, Inc. (a)            21,000         843
Allmerica Financial Corp.                      27,900       1,510
American Financial Group, Inc.                 10,900         277
American National Insurance Co.                 2,200         113
AmeriCredit Corp. (a)                          58,300       1,089
AmerUs Life Holdings, Inc.                     13,000         259
Andover Bancorp, Inc.                           1,600          44
Arden Realty Group, Inc.                        3,031          67
Associated Banc-Corp.                           5,000         128
Astoria Financial Corp.                        65,400       1,799
Avalonbay Communities, Inc.                     4,072         159
BancWest Corp.                                 10,800         198
Bank United Corp. Class A                      19,700         651

20  Equity II Fund

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Bay View Capital Corp.                          9,300          67
Bear Stearns Companies Inc. (The)              33,599       1,441
Bedford Property Investors, Inc.                4,633          82
Boston Properties, Inc.                         2,093          73
Brandywine Realty Trust                         2,936          51
BRE Properties, Inc.                            4,190         117
Brookline Bancorp., Inc.                        8,600          80
Cabot Industrial Trust                          8,984         173
Capital Automotive                              7,300         101
Capitol Federal Financial                      22,700         221
Capstead Mortgage Corp.                         8,740          32
CarrAmerica Realty Corp.                        3,357          80
Cathay Bancorp, Inc.                           13,400         590
Charter One Financial, Inc.                    43,937         892
Chittenden Corp.                                7,100         189
Citizens Banking Corp.                          1,500          26
City National Corp.                            33,100       1,218
Colonial BancGroup, Inc.                       87,000         816
Commerce Bancorp, Inc.                          3,417         136
Commerce Bancshares, Inc.                       7,470         230
Commerce Group, Inc.                           13,400         395
Commonwealth Bancorp, Inc.                     11,900         152
Community Bank System, Inc.                    47,200       1,074
Compass Bancshares, Inc.                        2,700          50
CompuCredit Corp. (a)                             800          26
Cornerstone Realty Income Trust, Inc.           8,600          88
Crescent Real Estate Equities, Inc.             5,578          96
Cullen Frost Bankers, Inc.                     13,400         331
Dain Rauscher Corp.                             8,800         545
Dime Community Bancorp, Inc.                   12,400         214
Donaldson, Lufkin & Jenrette, Inc.             34,550       1,440
Donaldson, Lufkin & Jenrette, Inc. (a)         41,700         448
Doral Financial Corp.                           4,800          57
Downey Financial Corp.                         20,100         600
Duke Realty Investments, Inc.                  58,369       1,266
DVI, Inc. (a)                                  11,900         165
East West Bancorp, Inc.                        10,000         124
EastGroup Properties, Inc.                      8,800         183
Eaton Vance Corp.                              25,600       1,083
Edwards (A.G.), Inc.                            4,600         173
Enhance Financial Services
 Group, Inc.                                   15,300         155
F&M National Corp.                              7,600         182
FBL Financial Group, Inc. Class A               2,700          42
Federated Investors, Inc. Class B               2,400          68
FelCor Lodging Trust, Inc.                      3,200          63
Fidelity National Financial, Inc.               5,300          78
Financial Federal Corp. (a)                     3,800          71
FINOVA Group, Inc.                              3,300          42
First Commerce Bancshares,
 Inc. Class B                                   2,000          70
First Commonwealth Financial Corp.              2,600          30
First Federal Capital Corp.                     6,500          74
First Industrial Realty Trust, Inc.             3,200          96
First United Bancshares, Inc.                   2,700          44
First Washington Bancorp, Inc.                  2,530          36
FirstFed Financial Corp. (a)                   26,200         328
FirstMerit Corp.                                1,800          29
Fremont General Corp.                          38,000         221
Friedman, Billings, Ramsey
 Group, Inc. (a)                                6,400          50
Frontier Financial Corp.                        2,367          44
GBC Bancorp                                     5,600         155
Golden State Bancorp, Inc. (a)                 23,400         360
Greater Bay Bancorp                             9,400         400
Greenpoint Financial Corp.                     55,800       1,039
Hamilton Bancorp, Inc. (a)                      9,600         176
Harbor Florida Bancshares, Inc.                 9,500          99
Heller Financial, Inc. Class A                 10,300         200
Hibernia Corp. Class A                         24,900         265
Highwoods Properties, Inc.                      3,100          70
Host Marriott Corp.                             4,993          53
Hudson United Bancorp                          42,800         966
Imperial Bancorp (a)                           39,608         777
Independence Community Bank Corp.              14,400         168
IndyMac Mortgage Holdings, Inc.                 6,300          82
Investment Technology Group (a)                 1,900          71
Investors Financial Services Corp.             31,400       2,547
IPC Holdings, Ltd.                             74,500         931
Irwin Financial Corp.                           3,200          54
Jack Henry & Associates, Inc.                  39,200       1,546
Jefferies Group, Inc.                          17,300         382
John Nuveen & Co., Inc. Class A                 6,700         267
Keystone Financial, Inc.                       15,700         235
Kimco Realty Corp.                              1,332          53
LandAmerica Financial Group, Inc.               3,300          58
LaSalle Hotel Properties                        8,200         124
Legg Mason, Inc.                               56,300       2,129
Leucadia National Corp.                        29,300         683
Liberty Financial Cos., Inc.                    9,300         174
Liberty Property Trust                          3,100          77
LNR Property Corp.                             83,200       1,794
MAF Bancorp, Inc.                               2,400          45
Markel Corp. (a)                                9,100       1,320
Medical Assurance, Inc. (a)                     7,440          99
Mercantile Bankshares Corp.                    12,300         350
Mercury General Corp.                          20,300         556
MeriStar Hospitality Corp.                      2,770          55
Metris Companies, Inc.                         41,450       1,554
MGIC Investment Corp.                          18,200         870
MONY Group, Inc. (The)                         27,100         838
Morgan Keegan, Inc.                            11,200         179

                                                              Equity II Fund  21

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
National City Bancshares, Inc.                  2,500          55
National Commerce Bancorp                      77,200       1,259
National Discount Brokers
 Group, Inc. (a)                                1,600          47
National Western Life Insurance Co.
 Class A (a)                                    1,000          71
NCO Group, Inc. (a)                             3,000         103
New Century Financial Corp. (a)                11,100          76
North Fork Bancorp., Inc.                      79,100       1,280
OceanFirst Financial Corp.                      4,600          73
Old Republic International Corp.               63,700         908
Pacific Century Financial Corp.                25,900         533
Pacific Gulf Properties, Inc.                   7,500         161
Pan Pacific Retail Properties, Inc.             1,900          36
Park National Corp.                               500          46
Paychex, Inc.                                  47,800       2,515
Penn Treaty American Corp. (a)                  5,700          87
People's Bank                                   4,000          82
Peoples Heritage Financial Group               84,200       1,095
PFF Bancorp, Inc.                               9,700         134
PMI Group, Inc. (The)                          18,050         874
Post Properties, Inc.                           2,018          85
Prentiss Properties Trust                       2,212          53
Presidential Life Corp.                         5,900          94
Price (T. Rowe) & Associates, Inc.             43,000       1,639
Profit Recovery Group
 International, Inc. (The) (a)                 37,400         650
ProLogis Trust                                  2,716          53
Provident Bankshares Corp.                     11,904         176
Provident Financial Group, Inc.                 6,900         201
Queens County Bancorp                           8,997         182
Radian Group, Inc.                             86,500       4,406
Raymond James Financial, Inc.                  32,500         654
Reliastar Financial Corp.                      31,400       1,352
RenaissanceRe Holdings, Ltd.                   33,500       1,231
Republic Bancorp, Inc.                          2,530          24
RFS Hotel Investors, Inc.                       7,000          85
Richmond County Financial Corp.                84,500       1,442
RLI Corp.                                       4,400         141
Rollins Truck Leasing Corp.                    14,400         143
Roslyn Bancorp, Inc.                           27,500         466
SCPIE Holdings, Inc.                            2,900          86
Selective Insurance Group, Inc.                 7,900         149
Senior Housing Properties Trust                11,900         102
SierraCities.com, Inc. (a)                      4,700          28
Silicon Valley Bancshares (a)                  94,700       5,842
SL Green Realty Corp.                           5,000         128
Smith (Charles E.) Residential
 Realty, Inc.                                  36,600       1,379
Southwest Bancorporation of
 Texas, Inc. (a)                                3,200          62
Southwest Securities Group, Inc.                2,000          82
Sovereign Bancorp, Inc.                        79,524         544
Sovran Self Storage, Inc.                      46,500         956
Spieker Properties, Inc.                        3,000         133
Stancorp Financial Group, Inc.                 17,400         507
Staten Island Bancorp, Inc.                    23,200         399
Stewart Information Services Corp.             10,000         143
TCF Financial Corp.                            13,100         306
Texas Regional Bancshares, Inc.
 Class A                                       25,600         731
Thornburg Mortgage Asset Corp.                 18,200         159
Transatlantic Holdings, Inc.                   16,300       1,352
Trenwick Group, Inc.                            8,300         117
Triad Guaranty, Inc. (a)                        6,600         137
Trustmark Corp.                                 4,800          87
UICI (a)                                       13,500          59
UMB Financial Corp.                             1,650          60
Union Planters Corp.                           24,502         694
Vornado Realty Trust                            2,620          90
Waddell & Reed Financial, Inc.
 Class A                                        3,000          80
Washington Federal, Inc.                        8,955         156
Webster Financial Corp.                        56,500       1,204
Wesco Financial Corp.                             440         103
Westamerica Bancorporation                     47,800       1,190
WFS Financial, Inc. (a)                         4,600          90
Whitney Holding Corp.                           5,700         198
XL Capital, Ltd. Class A                       28,000       1,335
                                                       ----------
                                                           88,951
                                                       ----------

HEALTH CARE - 7.0%
Abgenix, Inc. (a)                              21,800       1,951
Accredo Health, Inc. (a)                        4,200         116
Affymetrix, Inc. (a)                           14,300       1,931
Alkermes, Inc. (a)                             35,900       1,907
Alpharma, Inc. Class A                          2,500          97
ALZA Corp. (a)                                  2,300         101
AmeriPath, Inc. (a)                             7,800          59
AmeriSource Health Corp. Class A (a)            7,900         158
Andrx Corp. (a)                                 3,100         158
Bard (C.R.), Inc.                              14,000         610
Bindley Western Industries, Inc.               42,600         743
Bio-Technology General Corp. (a)                6,800          96
Biomatrix, Inc. (a)                             2,600          50
Celera Genomics (a)                             4,200         347
Celgene Corp. (a)                               2,100          99
Cephalon, Inc. (a)                             15,400         862
Chiron Corp. (a)                               20,000         905
Conmed Corp. (a)                                2,400          62
Cooper Companies, Inc.                          4,900         165
Cor Therapeutics, Inc. (a)                     26,600       2,027

22  Equity II Fund

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Corixa Corp. (a)                               65,400       1,995
Coventry Health Care, Inc. (a)                 10,600         112
Cytyc Corp. (a)                                29,700       1,333
Datascope Corp.                                13,200         436
Diversa Corp. New (a)                          16,300         438
Enzo Biochem, Inc. (a)                          1,500          61
Enzon, Inc. (a)                                24,950         928
First Health Group Corp. (a)                   89,800       2,739
Foundation Health Systems, Inc. (a)            11,900         120
Genzyme Corp. (a)                              30,100       1,467
Gilead Sciences, Inc. (a)                      13,200         715
Health Management Associates
 Class A (a)                                   11,700         186
Hooper Holmes, Inc.                            49,000         851
Human Genome Sciences, Inc. (a)                32,600       2,494
Humana, Inc. (a)                               99,200         763
ICOS Corp. (a)                                  1,600          64
IDEC Pharmaceuticals Corp. (a)                 19,100       1,219
Imclone Systems, Inc. (a)                       1,000          91
Incyte Pharmaceuticals, Inc. (a)               39,300       3,024
IVAX Corp. (a)                                111,900       3,063
Jones Pharma, Inc.                             34,637         991
King Pharmaceuticals, Inc. (a)                  2,800         138
LifePoint Hospitals, Inc. (a)                  19,700         336
Lincare Holdings, Inc. (a)                     49,300       1,504
Mallinckrodt, Inc.                             53,800       1,446
Maxim Pharmaceuticals, Inc. (a)                23,900         923
Medicis Pharmaceutical Corp.
 Class A. (a)                                   2,800         123
MedImmune, Inc. (a)                            10,000       1,593
Medquist, Inc. (a)                              1,900          67
Mentor Corp.                                   12,500         219
Millennium Pharmaceuticals, Inc. (a)            2,800         222
MiniMed, Inc. (a)                               9,300       1,143
National Data Corp.                             9,100         253
NBTY, Inc. (a)                                 83,300       1,473
Ocular Sciences, Inc. (a)                       6,300         103
Oxford Health Plans, Inc. (a)                  83,000       1,577
Patterson Dental Co. (a)                        1,400          67
Perrigo Co. (a)                               109,200         611
Pharmacyclics, Inc. (a)                         1,300          59
Priority Healthcare Corp. Class B (a)          16,100         888
Professional Detailing, Inc. (a)                2,700          73
Protein Design Labs, Inc. (a)                     900          92
Province Healthcare Co. (a)                    44,000       1,271
QLT PhotoTherapeutics, Inc. (a)                34,900       1,939
Quest Diagnostics, Inc. (a)                    29,100       1,692
Renal Care Group, Inc. (a)                     41,775         929
Rexall Sundown, Inc. (a)                        8,200         158
SICOR, Inc. (a)                                 5,200          59
SonoSite, Inc. (a)                             23,200         751
St. Jude Medical, Inc. (a)                      5,200         162
Sybron International Corp. (a)                  2,900          90
Syncor International Corp. (a)                  4,200         173
Techne Corp. (a)                                  800          57

Teva Pharmaceutical Industries,
 Ltd. - ADR                                    25,000       1,096
Theragenics Corp. (a)                           7,500          75
Trigon Healthcare, Inc. (a)                    22,700         815
Universal Health Services, Inc.
 Class B (a)                                    1,000          55
Varian Medical Systems, Inc. (a)               23,200         927
Vertex Pharmaceuticals, Inc. (a)                1,200          63
Vical, Inc. (a)                                 1,800          32
VISX, Inc. (a)                                  3,700          58
Vital Signs, Inc.                               3,400          68
Watson Pharmaceuticals, Inc. (a)                3,000         135
                                                       ----------
                                                           59,049
                                                       ----------

INTEGRATED OILS - 0.5%
Ashland, Inc.                                   1,600          55
Cross Timbers Oil Co.                         152,325       2,198
Giant Industries, Inc. (a)                     76,500         684
Lyondell Petrochemical Co.                      5,200          96
Murphy Oil Corp.                               20,000       1,180
Tesoro Petroleum Corp. (a)                     10,000         118
                                                       ----------
                                                            4,331
                                                       ----------

MATERIALS AND PROCESSING - 6.0%
Advanced Energy Industries, Inc. (a)            1,200          83
Agrium, Inc.                                   96,600         906
AK Steel Holding Corp.                         46,900         519
AMCOL International Corp.                      45,100         739
American Standard Cos., Inc. (a)                3,800         156
Ameron, Inc.                                    2,700          96
AptarGroup, Inc.                               57,600       1,642
Arch Chemicals, Inc.                           12,400         245
Armstrong World Industries, Inc.               16,600         325
Ball Corp.                                     12,900         406
Bemis Co., Inc.                                 2,400          88
Bethlehem Steel Corp. (a)                      66,800         359
Boise Cascade Corp.                            32,600       1,062
Bowater, Inc.                                   2,600         143
Brady Corp. Class A                             4,900         144
Butler Manufacturing Co.                        2,600          61
Cambrex Corp.                                   6,100         250
Carlisle Cos., Inc.                             8,000         330
Centex Construction Products, Inc.              1,800          56
Centex Corp.                                   20,700         499
Chemed Corp.                                   12,600         376
Commercial Metals Co.                          12,300         361
Cytec Industries, Inc. (a)                      5,800         175

                                                              Equity II Fund  23

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Engelhard Corp.                                 4,800          84
Ennis Business Forms, Inc.                     68,200         460
FMC Corp. (a)                                   4,900         285
Freeport-McMoRan Copper &
 Gold, Inc. Class B (a)                        11,400         110
Fuller (H.B.) Co.                               3,100         119
Geon Co.                                       17,900         392
Georgia Gulf Corp.                             85,100       2,048
Georgia-Pacific Corp. (Timber Group)            3,100          72
Granite Construction, Inc.                     19,700         468
Great Lakes Chemical Corp.                     19,900         536
Greif Bros. Corp. Class A                       3,700         119
Hanna (M.A.) Co.                               23,400         269
Harland (John H.) Co.                          13,900         214
Harsco Corp.                                   16,600         493
Hercules, Inc.                                  3,100          48
Hughes Supply, Inc.                            22,000         336
Jacob's Engineering Group, Inc. (a)             8,500         266
Justin Industries, Inc.                         3,372          61
Kaufman & Broad Home Corp.                     43,800         843
Kaydon Corp.                                   28,700         671
Lafarge Corp.                                  12,700         321
Lone Star Technologies, Inc. (a)                9,600         443
Louisiana Pacific Corp.                        77,800       1,041
LTV Corp.                                     108,600         387
Lubrizol Corp.                                 25,500         653
MacDermid, Inc.                                16,300         382
Martin Marietta Materials, Inc.                23,900       1,267
Mead Corp.                                      5,000         174
Minerals Technologies, Inc.                    28,700       1,327
Mississippi Chemical Corp.                      9,600          74
Mohawk Industries, Inc. (a)                    33,100         821
Mueller Industries, Inc. (a)                   13,300         438
National Steel Corp. Class B                   19,500         122
NCI Building Systems, Inc. (a)                  4,800          92
Newmont Mining Corp.                           34,000         797
NL Industries, Inc.                             9,400         153
Nortek, Inc. (a)                                6,000         125
Olin Corp.                                     45,700         811
OM Group                                       16,200         745
P.H. Glatfelter Co.                            46,700         502
Paxar Corp. (a)                                18,100         184
Pentair, Inc.                                     700          27
Phelps Dodge Corp.                             46,500       2,151
Plum Creek Timber Co., Inc.                    38,000         926
Precision Castparts Corp.                      37,400       1,561
Rayonier, Inc.                                 25,600       1,202
Reliance Steel & Aluminum Co.                   6,850         158
Reynolds Metals Co.                            22,600       1,503
RPM, Inc.                                      44,200         448
Ryerson Tull, Inc.                              4,300          53
SIFCO Industries                               67,400         472
Sigma Aldrich Corp.                             3,700         108
Simpson Manufacturing Co., Inc. (a)             6,100         276
Solutia, Inc.                                   4,900          67
Sonoco Products Co.                             3,800          79
Southdown, Inc.                                24,400       1,418
Spartech Corp.                                 13,100         455
SPS Technologies, Inc. (a)                     34,600       1,086
St. Joe Co. (The)                              46,500       1,340
Standard Register Co.                          10,700         140
Standex International Corp.                     3,700          61
Stillwater Mining Co. (a)                       1,600          45
Stone & Webster, Inc.                           6,900          91
Temple-Inland, Inc.                             2,400         120
Texas Industries, Inc.                         55,800       1,819
Timken Co.                                      5,500         102
Trex Co., Inc. New (a)                          5,000         201
Unifi, Inc. (a)                                22,000         224
USG Corp.                                      50,500       2,107
USX-U.S. Steel Group                           42,700       1,070
W.R. Grace & Co. (a)                           16,700         217
Waters Corp. (a)                               18,000       1,705
Webb (Del E.) Corp. (a)                        25,500         381
Westinghouse Air Brake Co.                      6,200          70
Westvaco Corp.                                 21,700         670
Worthington Industries, Inc.                   55,400         685
                                                       ----------
                                                           50,812
                                                       ----------

MISCELLANEOUS - 0.0%
Agribrands International, Inc. New (a)          2,100          79
Career Education Corp. (a)                      1,900          71
Safety-Kleen Corp. (a)                         39,100          39
Trammell Crow Co. (a)                           4,600          60
                                                       ----------
                                                              249
                                                       ----------

OTHER ENERGY - 6.7%
Atwood Oceanics, Inc. (a)                       7,100         430
Berry Petroleum Co. Class A                    20,000         316
BJ Services Co. (a)                            96,400       6,772
Cal Dive International, Inc. (a)                2,000          99
Cleco Corp.                                     8,100         279
Cooper Cameron Corp. (a)                       28,700       2,153
Devon Energy Corp.                             41,200       1,985
ENSCO International, Inc.                      81,200       2,695
EOG Resources, Inc.                             4,100         102
Global Industries, Inc. (a)                    31,150         442
Global Marine, Inc. (a)                       100,200       2,405
Hanover Compressor Co. (a)                      7,500         437
Helmerich & Payne, Inc.                        90,100       2,821
HS Resources, Inc. (a)                          5,100         123
Hugoton Royalty Trust                          97,200         942

24  Equity II Fund

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Key Energy Group, Inc. (a)                     36,700         358
Kinder Morgan, Inc.                             6,400         194
Louis Dreyfus Natural Gas Corp. (a)            66,300       1,856
Marine Drilling Co, Inc. (a)                    2,100          55
Mitchell Energy &
 Development Corp.                              8,400         201
Nabors Industries, Inc. (a)                    83,307       3,285
Newfield Exploration Co. (a)                    1,600          65
Noble Affiliates, Inc.                          1,600          58
Noble Drilling Corp. (a)                       68,300       2,728
Northwestern Corp.                              6,600         152
Nuevo Energy Co. (a)                           15,400         270
Ocean Energy, Inc. (a)                          6,100          79
Octel Corp. (a)                                 8,100          75
ONEOK, Inc.                                    14,200         359
Patterson Energy, Inc. (a)                      4,500         127
Pogo Producing Co.                             30,300         776
Pride International, Inc. (a)                  24,300         550
Rowan Cos., Inc. (a)                           67,200       1,877
Santa Fe International Corp.                   75,700       2,602
Seacor Holdings, Inc. (a)                       3,300         202
Smith International, Inc. (a)                  47,900       3,640
Stone Energy Corp. (a)                         25,300       1,195
Sunoco, Inc.                                    2,000          61
Talisman Energy, Inc. (a)                      41,900       1,252
Tidewater, Inc.                                87,400       2,600
Transocean Sedco Forex, Inc.                   29,200       1,372
Tuboscope Vetco
 International Corp. (a)                       18,800         327
Ultramar Diamond Shamrock Corp.                51,100       1,265
Union Pacific Resources Group, Inc.            10,800         207
UniSource Energy Corp.                         15,900         258
UTI Energy Corp. (a)                           12,200         424
Valero Energy Corp.                           117,100       3,396
Varco International, Inc. (a)                  17,100         214
Vintage Petroleum, Inc.                       141,050       2,804
Weatherford International, Inc. (a)             3,800         154
                                                       ----------
                                                           57,039
                                                       ----------

PRODUCER DURABLES - 6.7%
American Power Conversion Corp. (a)            91,700       3,232
American Superconductor Corp. (a)              27,200       1,034
Applied Industrial Technology, Inc.            11,100         193
Applied Power, Inc., Class A                   13,800         395
Asyst Technologies, Inc. (a)                    1,600          86
ATMI, Inc. (a)                                 31,500       1,213
Belden, Inc.                                    2,000          59
Briggs & Stratton Corp.                        16,600         637
Brooks Automation, Inc. (a)                     4,500         403
C-COR Electronics, Inc. (a)                     2,100          81
Celestica, Inc. (a)                            23,000       1,255
Clayton Homes, Inc.                            44,300         421
Cognex Corp. (a)                                1,900         106
Cohu, Inc.                                     68,200       2,604
Credence Systems Corp. (a)                      6,600         942
Crossmann Communities, Inc. (a)                 7,000         113
CTS Corp.                                       2,000         126
Cummins Engine Co., Inc.                       39,800       1,415
D.R. Horton, Inc.                              78,200       1,012
Detroit Diesel Corp.                            8,100         126
Donaldson Co., Inc.                            14,800         344
Electroglas, Inc. (a)                          48,600       1,880
EMCOR Group, Inc. (a)                          14,700         328
Fastenal Co.                                      900          52
Fisher Scientific International, Inc. (a)       1,300          52
Gemstar International Group, Ltd. (a)          22,500       1,039
GenCorp, Inc.                                  33,300         335
General Semiconductor, Inc. (a)                 3,100          62
GenRad, Inc. (a)                                4,800          36
Gentex Corp. (a)                                2,700          87
Grant Prideco, Inc. (a)                         3,700          71
Helix Technology Corp.                            900          46
Hubbell, Inc. Class B                          48,800       1,272
ITT Industries, Inc.                           39,400       1,244
Johnson Controls, Inc.                         25,000       1,583
Kaman Corp. Class A                            19,600         203
Kennametal, Inc.                                2,800          81
Kent Electronics Corp. (a)                      3,100          90
KLA Tencor Corporation (a)                     28,500       2,134
Kulicke & Soffa Industries, Inc. (a)           29,800       2,334
Lennar Corp.                                   48,700         907
Littlefuse, Inc. (a)                           20,000         708
Litton Industries, Inc. (a)                    50,500       2,194
LTX Corp. (a)                                  20,500         938
M.D.C. Holdings, Inc.                          20,900         398
Manitowoc Co., Inc.                            10,650         353
Methode Electronics, Inc. Class A               1,200          50
Micrel, Inc. (a)                               15,700       1,351
Millipore Corp.                                 1,500         108
Moog, Inc. (a)                                  4,200          99
National Service Industries, Inc.              36,000         774
National-Oilwell, Inc. (a)                     30,000         718
Novellus Systems, Inc. (a)                     21,100       1,403
NVR, Inc. (a)                                  28,400       1,768
Pall Corp.                                    116,800       2,606
Power Integrations, Inc. (a)                    2,900          66
Power-One, Inc. (a)                             1,800         123
Presstek, Inc. (a)                              2,800          57
PRI Automation, Inc. (a)                          800          64
Primex Technologies, Inc.                       8,100         180
Pulte Corp.                                    70,500       1,516
Ryland Group, Inc.                             14,400         290

                                                              Equity II Fund  25

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Sawtek, Inc. (a)                                1,900          91
Sensormatic Electronics Corp. (a)               4,400          73
Silicon Valley Group, Inc. (a)                  2,100          60
SPX Corp. (a)                                   1,100         121
Standard Pacific Corp.                         24,200         244
Starrett (L.S.) Co. Class A                    25,200         611
Steelcase, Inc. Class A                        24,900         293
Tecumseh Products Co. Class A                  10,500         487
Tektronix, Inc.                                36,400       2,106
Teleflex, Inc.                                 18,500         639
Teradyne, Inc. (a)                             16,300       1,792
Terex Corp. (a)                                 6,800         106
Textron, Inc.                                  12,500         774
Thermo Electron Corp. (a)                       5,400         105
Thermo Optek Corp. (a)                          1,200          18
Thomas & Betts Corp.                           35,700       1,100
Toll Brothers, Inc. (a)                        71,300       1,545
Triquint Semiconductor, Inc. (a)                1,500         154
U S Liquids, Inc. (a)                           9,500          55
Watts Industries, Inc. Class A                  5,500          74
York International Corp.                       33,100         799
                                                       ----------
                                                           56,644
                                                       ----------

TECHNOLOGY - 27.0%
Actel Corp. (a)                                 1,800          66
Activision, Inc. (a)                            7,500          47
Actuate Corp. (a)                              17,200         515
Acxiom Corp. (a)                                1,800          49
Adaptec, Inc. (a)                              30,800         832
Adaptive Broadband Corp. (a)                    1,400          45
Adtran, Inc. (a)                                1,600         108
Advanced Digital Information (a)               19,100         468
Advanced Fibre Communications (a)               3,700         169
Advanced Micro Devices, Inc. (a)               35,100       3,080
Advanced Radio Telecom Corp. (a)               53,000         871
Advent Software, Inc. (a)                       2,600         137
Affiliated Computer Services, Inc.
 Class A (a)                                    1,700          56
Akamai Technologies, Inc. (a)                   1,800         178
Allaire Corp. (a)                               1,700          94
Alliant Techsystems, Inc. (a)                   1,800         125
Alpha Industries, Inc. (a)                     20,600       1,062
American Management
 Systems, Inc. (a)                             15,000         553
Amkor Technology, Inc. (a)                     48,400       2,955
Amphenol Corp. Class A (a)                     16,000       1,020
ANADIGICS, Inc. (a)                             1,600         120
Anaren Microwave, Inc. (a)                      9,900       1,017
Andrew Corp. (a)                               30,100         886
Anixter International, Inc. (a)                37,900       1,277
Apex, Inc. (a)                                  1,500          44
Applied Micro Circuits Corp. (a)                4,500         580
Arrow Electronics, Inc. (a)                    74,600       3,268
ASE Test, Ltd. (a)                             50,500       1,493
Aspect Development, Inc. (a)                    1,500         103
Aspen Technology, Inc. (a)                      1,800          63
Atmel Corp. (a)                                78,600       3,842
Autodesk, Inc.                                  2,200          84
Avant! Corp. (a)                                4,400          79
Avid Technology, Inc. (a)                      34,900         478
Avnet, Inc.                                    53,600       4,214
AVX Corp.                                      21,700       2,114
AXENT Technologies, Inc. (a)                    3,100          61
Barra, Inc. (a)                                22,100         930
BEA Systems, Inc. (a)                          29,200       1,403
BindView Development Corp. (a)                 30,600         247
BISYS Group, Inc. (a)                          35,500       2,214
Black Box Corp. (a)                             1,100          84
BreezeCom, Ltd. New (a)                        12,000         324
Brio Technology, Inc. (a)                       2,200          54
BroadVision, Inc. (a)                          84,200       3,700
Brocade Communications
 Systems, Inc. (a)                             11,100       1,372
Burr-Brown Corp. (a)                           10,550         718
Business Objects SA - ADR (a)                  47,700       4,660
C-Cube Microsystems, Inc. (a)                  10,700         686
Cabletron Systems, Inc. (a)                     8,200         188
Cadence Design Systems, Inc. (a)               10,200         171
Caldera Systems, Inc. New (a)                  22,800         296
Carrier Access Corp. (a)                        1,400          61
CDW Computer Centers, Inc. (a)                 25,700       2,668
Check Point Software
 Technologies, Ltd. (a)                         2,500         433
CheckFree Holdings Corp. (a)                    1,700          86
China.com Corp. Class A (a)                     4,800         233
ChoicePoint, Inc. New (a)                      44,000       1,672
Ciber, Inc. (a)                                 4,800          87
CIENA Corp. (a)                                18,400       2,274
Cirrus Logic, Inc. (a)                         84,600       1,375
Clarent Corp. (a)                              74,300       5,043
CNET Networks, Inc. (a)                         2,300          79
Coherent, Inc. (a)                              1,600          92
Comdisco, Inc.                                105,600       3,280
Comverse Technology, Inc. (a)                  28,800       2,569
Concentric Network Corp. (a)                   13,300         578
Conexant Systems, Inc. (a)                     58,300       3,491
Covad Communications
 Group, Inc. (a)                               47,200       1,301
Cree, Inc. (a)                                  1,000         144
CSG Systems International, Inc. (a)             2,100          96
Cybex Computer Products Corp. (a)               1,600          44
Cymer, Inc. (a)                                11,400         445

26  Equity II Fund

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Cypress Semiconductor Corp. (a)                68,800       3,573
Dallas Semiconductor Corp.                      3,800         163
Dendrite International, Inc. (a)                3,100          71
Digex, Inc. (a)                                43,900       3,402
Documentum, Inc. (a)                            1,300          77
DoubleClick, Inc. (a)                           4,300         326
DSP Group, Inc. (a)                            35,700       2,537
DST Systems, Inc. (a)                          49,300       3,657
E-Tek Dynamics, Inc. (a)                        4,600         942
EarthLink, Inc. (a)                             4,672          88
Electro Rent Corp. (a)                         10,000         108
Electro Scientific Industries, Inc. (a)         4,700         296
Electronic Arts, Inc. (a)                       3,200         193
Electronics for Imaging, Inc. (a)              20,100       1,043
Emulex Corp. (a)                                1,600          73
ESS Technology, Inc. (a)                       14,500         188
Esterline Corp. (a)                             3,700          45
Exar Corp. (a)                                    800          64
Exchange Applications, Inc. (a)                 2,300          29
Exodus Communications, Inc. (a)                 6,700         592
Extreme Networks, Inc. (a)                     19,900       1,139
Fair, Isaac and Co., Inc.                       1,500          63
FileNet Corp. (a)                              30,300         879
General Dynamics Corp.                         28,000       1,638
Globecomm Systems, Inc. (a)                     8,100         151
go.com (a)                                      3,300          45
Go2Net, Inc. (a)                               21,000       1,244
GT Group Telecom, Inc.
 Class B New (a)                                9,300         120
GTECH Holdings Corp. (a)                        9,600         199
Hadco Corp. (a)                                 1,700         140
Harbinger Corp. (a)                             2,400          45
Harmonic Lightwaves, Inc. (a)                  14,100       1,040
Harris Corp.                                   56,400       1,822
HNC Software, Inc. (a)                         25,300       1,233
Hyperion Solutions Corp. (a)                    2,300          70
i2 Technologies, Inc. (a)                      19,200       2,480
IDT Corp. (a)                                  17,500         552
iGATE Capital Corp. (a)                         1,533          46
Ikon Office Solutions, Inc.                    14,700          86
Imation Corp. (a)                              24,800         696
In Focus Systems, Inc. (a)                     46,200       1,380
Informatica Corp. (a)                          20,900         873
Informix Corp. (a)                             64,000         700
Inktomi Corp. (a)                               9,000       1,385
Insight Enterprises, Inc. (a)                   9,100         380
Integrated Device Technology, Inc. (a)         70,300       3,374
Integrated Silicon Solution, Inc. (a)          75,000       2,288
Intelligroup, Inc. (a)                         12,600         195
Interliant, Inc. New (a)                       78,000       1,619
Internap Network Services Corp. (a)            14,100         538
International Rectifier Corp. (a)              41,400       2,034
IntraNet Solutions, Inc. (a)                    6,600         146
ISS Group, Inc. (a)                             9,500         859
Ixnet, Inc. (a)                                17,200         634
J.D. Edwards & Co. (a)                         19,900         354
Jabil Circuit, Inc. (a)                        69,700       2,853
JDA Software Group, Inc. (a)                    4,800          89
JDS Uniphase Corp. (a)                         23,000       2,385
Kemet Corp. (a)                                32,200       2,399
Kopin Corp. (a)                                 1,400         108
Lam Research Corp. (a)                         21,800         999
Lattice Semiconductor Corp. (a)                11,700         780
Legato Systems, Inc. (a)                        3,200          41
LSI Logic Corp. (a)                            58,100       3,631
Macromedia, Inc. (a)                           36,650       3,179
Macrovision Corp. (a)                           2,400         117
MarchFirst, Inc. (a)                            4,900         104
Marimba, Inc. (a)                               1,900          38
Mechanical Technology, Inc. New (a)             1,900          34
Media Metrix, Inc. (a)                         33,500       1,080
Mentor Graphics Corp. (a)                       4,000          52
Mercator Software, Inc. (a)                    19,100         702
Mercury Computer Systems, Inc. (a)              1,500          57
Mercury Interactive Corp. (a)                  39,400       3,541
Microchip Technology, Inc. (a)                 16,300       1,011
Micromuse, Inc. (a)                            14,400       1,412
MICROS Systems, Inc. (a)                        1,800          72
MicroStrategy, Inc. (a)                         3,500          90
Midway Games, Inc. (a)                          6,700          44
MTI Technology Corp. (a)                        3,100          48
N2H2, Inc. (a)                                  5,500          28
National Computer Systems, Inc.                 1,100          57
National Instruments Corp. (a)                 17,250         840
National Semiconductor Corp. (a)               55,600       3,378
Net2Phone, Inc. (a)                             9,400         415
Netopia, Inc. Net (a)                           1,200          50
Network Appliance, Inc. (a)                    44,700       3,305
Network Associates, Inc. (a)                  194,400       4,933
Network Solutions, Inc. (a)                     9,800       1,450
New Era of Networks, Inc. (a)                  21,100         658
NVIDIA Corp. (a)                                  900          80
Open Market, Inc. (a)                           3,900          40
Optimal Robotics Corp. New (a)                 36,500       1,542
Ortel Corp. (a)                                 3,500         682
Parametric Technology Corp. (a)                10,400          85
Park Electrochemical Corp.                      9,000         231
Pegasus Systems, Inc. (a)                       3,300          59
Peregrine Systems, Inc. (a)                     2,200          53
Pericom Semiconductor Corp. (a)                22,100         970
PerkinElmer, Inc.                              32,500       1,779
Perot Systems Corp. Class A (a)                 2,800          46

                                                              Equity II Fund  27

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
Phoenix Technologies, Ltd. (a)                  3,700          72
Photronics, Inc. (a)                           56,500       1,882
Pioneer-Standard Electronics, Inc.              7,800         119
PMC - Sierra, Inc. (a)                         24,300       4,660
Polycom, Inc. (a)                               1,400         111
Portal Software, Inc. (a)                      80,500       3,673
Progress Software Corp. (a)                    36,900         738
Proxicom, Inc. (a)                              1,500          51
Proxim, Inc. (a)                                  600          46
PSINet, Inc. (a)                               78,200       1,808
QLogic Corp. (a)                               14,900       1,494
Quantum Corp. - DLT &
 Storage Systems                                6,700          79
Quantum Corp. - Hard Disk Drive (a)           261,200       3,053
Rambus, Inc. (a)                                  800         184
Rare Medium Group, Inc. (a)                     2,800          57
Rational Software Corp. (a)                    11,000         936
Razorfish, Inc. (a)                             2,400          45
RealNetworks, Inc. (a)                         11,500         547
Redback Networks, Inc. (a)                      6,400         506
REMEC, Inc. (a)                                15,800         592
Remedy Corp. (a)                                9,100         483
RF Micro Devices, Inc. (a)                      4,600         478
Rhythms NetConnections, Inc. (a)                2,700          55
Rogers Corp. (a)                                6,300         424
RSA Security, Inc. (a)                          2,200         129
Rudolph Technologies, Inc. New (a)             27,500         835
Safeguard Scientifics, Inc. (a)                35,000       1,461
Sandisk Corp. (a)                              23,000       2,106
Sapient Corp. (a)                               1,600         127
SCI Systems, Inc. (a)                           6,500         346
Scient Corp. New (a)                           14,000         753
Scientific-Atlanta, Inc.                       41,400       2,694
Semtech Corp. (a)                              12,000         818
Silicon Graphics, Inc. (a)                     69,300         498
Silicon Storage Technology, Inc. (a)            4,500         436
Siliconix, Inc. (a)                             1,000          83
SpeedFam International, Inc. (a)               76,000       1,197
StarTek, Inc. (a)                               1,500          77
Stoneridge, Inc. (a)                            8,500         112
SunGard Data Systems (a)                       34,000       1,175
Sybase, Inc. (a)                               15,100         305
Symantec Corp. (a)                             38,800       2,415
Symbol Technologies, Inc.                       1,950         109
Synopsys, Inc. (a)                              3,200         134
Systemax, Inc. (a)                             11,500          88
Tech Data Corp. (a)                             5,500         230
Tech-Sym Corp. (a)                             33,500         712
Tekelec, Inc. (a)                               1,500          52
THQ, Inc. (a)                                   3,500          54
Titan Corp. (a)                                 2,700         116
Unigraphics Solutions, Inc. (a)                19,300         519
USinternetworking, Inc. (a)                    91,787       2,277
Varian Semiconductor Equipment
 Associates, Inc. (a)                          49,900       3,356
Verio, Inc. (a)                                36,700       1,379
VeriSign, Inc. (a)                              9,200       1,279
Veritas Software Corp. (a)                     21,000       2,251
Verity, Inc. (a)                                7,700         249
VerticalNet, Inc. (a)                           3,400         183
ViaSat, Inc. (a)                                5,400         252
Vignette Corp. (a)                             18,300         883
Vishay Intertechnology, Inc. (a)               51,200       4,293
Visual Networks, Inc. (a)                       1,200          47
Volt Information Sciences, Inc. (a)             3,200         111
Wave Systems Corp. (a)                          2,400          46
WebTrends Corp. (a)                            17,700         580
Western Digital Corp. (a)                     254,400       1,764
Wind River Systems, Inc. (a)                    1,600          68
Xircom, Inc. (a)                               22,900         903
Zebra Technologies Corp. Class A (a)            1,500          86
                                                       ----------
                                                          228,393
                                                       ----------

UTILITIES - 9.5%
Adelphia Business Solutions, Inc. (a)          53,000       1,838
Allegiance Telecom, Inc. (a)                    3,150         222
Alliant Energy Corp.                           26,000         780
Amdocs, Ltd. (a)                                7,700         521
American Tower Corp. Class A (a)               28,000       1,302
American Water Works, Inc.                     10,300         234
Aspect Communications Corp. (a)                 3,200         114
Black Hills Corp.                               5,900         135
BroadWing, Inc. (a)                           101,040       2,861
C&D Technologies, Inc.                          1,900         122
Cable Design Technologies Corp. (a)            59,200       2,028
Calpine Corp. (a)                              35,900       3,285
CapRock Communications Corp.
 New (a)                                        2,000          67
Cascade Natural Gas Corp.                         500           8
Centennial Cellular Corp. Class A (a)           2,700          52
CH Energy Group, Inc.                           9,700         319
Charter Communications
 Holdings, Inc. (a)                           103,500       1,520
Citizens Utilities Co. Class B (a)             18,500         297
Columbia Energy Group                          12,500         784
Comcast Corp. Special Class A                  50,400       2,019
CommScope, Inc. (a)                            52,800       2,508
Conectiv, Inc.                                 39,800         706
Copper Mountain Networks, Inc. (a)              8,900         741
Digital Microwave Corp. (a)                    56,700       2,091
Dobson Communications Corp.
 New (a)                                       29,500         750

28  Equity II Fund

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                              NUMBER       VALUE
                                                OF         (000)
                                              SHARES         $
                                             --------    --------
DPL, Inc.                                       2,300          53
DQE, Inc.                                      47,800       1,828
Dycom Industries, Inc. (a)                     24,250       1,261
Dynegy, Inc. Class A                           58,412       3,822
El Paso Electric Co. (a)                       19,900         220
Energen Corp.                                  12,200         223
Energy East Corp.                               9,900         207
Global TeleSystems Group, Inc. (a)             32,500         473
Hawaiian Electric Industries, Inc.             90,400       3,345
Idacorp, Inc.                                  14,100         520
InterDigital
 Communications Corp. (a)                       3,000          62
Intermedia Communications, Inc. (a)             1,800          73
ITC DeltaCom, Inc. (a)                          1,800          59
Latitude Communications, Inc. (a)              22,900         328
MasTec, Inc. (a)                               39,800       3,438
McLeodUSA, Inc. (a)                            12,900         323
MDU Resources Group, Inc.                       4,000          87
Minnesota Power, Inc.                          21,800         402
Montana Power Co.                              51,000       2,247
MRV Communications, Inc. (a)                    1,100          76
New Jersey Resources Corp.                      2,600         105
Niagara Mohawk Holdings, Inc. (a)              38,100         529
NICOR, Inc.                                    13,200         447
NSTAR                                           2,300         101
OGE Energy Corp.                               27,000         535
Optical Cable Corp. (a)                         1,800          43
PairGain Technologies, Inc. (a)                 3,800          94
Peoples Energy Corp.                           19,000         590
Piedmont Natural Gas Co., Inc.                  6,605         187
Pinnacle Holdings, Inc. (a)                    16,900         946
Pinnacle West Capital Corp.                    60,500       2,125
Potomac Electric Power Co.                      2,300          54
Powertel, Inc. (a)                                800          53
Powerwave Technologies, Inc. (a)                5,100       1,061
Price Communications Corp. (a)                 51,300       1,039
Primus Telecommunications
 Group, Inc. (a)                               39,100       1,281
Public Service Co. of New Mexico               64,300       1,157
Puget Sound Energy, Inc.                       17,900         425
Quanta Services, Inc. (a)                      49,700       2,308
Questar Corp.                                  41,000         771
RCN Corp. (a)                                  67,600       1,935
RGS Energy Group, Inc.                         33,000         776
RSL Communications, Ltd.
 Class A (a)                                   35,300         492
SCANA Corp.                                     2,700          70
SDL, Inc. (a)                                  15,200       2,963
South Jersey Industries, Inc.                   4,200         112
TECO Energy, Inc.                               4,300          94
Telephone & Data Systems, Inc.                 14,800       1,510
Terayon Communication
 Systems, Inc. (a)                                800          74
Time Warner Telecom, Inc.
 Class A (a)                                  115,000       6,296
TranSwitch Corp. (a)                            1,700         149
Tut Systems, Inc. (a)                           1,300          62
UGI Corp.                                      20,900         427
United Illuminating Co.                        12,900         593
United States Cellular Corp. (a)               25,500       1,532
UtiliCorp United, Inc.                         41,200         793
VoiceStream Wireless Corp. (a)                 11,700       1,158
Vyyo, Inc. New (a)                             25,200         528
West TeleServices Corp. (a)                     3,500          74
Western Resources, Inc.                        56,800         895
Western Wireless Corp. Class A (a)              2,100         104
WinStar Communications, Inc. (a)               31,700       1,263
Wisconsin Energy Corp.                         28,900         618
                                                       ----------
                                                           80,720
                                                       ----------

TOTAL COMMON STOCKS
(cost $644,295)                                           775,994
                                                       ----------

PREFERRED STOCKS - 0.0%
Sovereign Bancorp, Inc. (conv.)                 2,000          90
                                                       ----------

TOTAL PREFERRED STOCKS
(cost $100)                                                    90
                                                       ----------

                                             PRINCIPAL
                                              AMOUNT
                                              (000)
                                                $
                                           ------------
SHORT-TERM INVESTMENTS - 8.3%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                             64,540      64,540
United States Treasury Bills (b)(c)(d)
 5.465% due 06/29/00                            2,500       2,477
 5.470% due 06/29/00                            1,950       1,932
 5.620% due 06/29/00                              500         495
 5.640% due 06/29/00                              600         595
                                                          -------

TOTAL SHORT-TERM INVESTMENTS
(cost $70,039)                                             70,039
                                                          -------

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity II Fund  29

EQUITY II FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                                           VALUE
                                                           (000)
                                                             $
                                                         --------
TOTAL INVESTMENTS - 100.0%
(identified cost $714,435)                                846,123

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                     32
                                                       ----------

NET ASSETS - 100.0%                                       846,155
                                                       ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviation:
ADR - American Depositary Receipt

                                                       UNREALIZED
                                             NUMBER   APPRECIATION
                                               OF    (DEPRECIATION)
FUTURES CONTRACTS                           CONTRACTS    (000)
                                            ---------  ----------
S&P Midcap 400
 expiration date 06/00                            181        $ (2)

S&P 500 Index
 expiration date 06/00                             72         751
                                                       ----------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                         $749
                                                       ==========

See accompanying notes which are an integral part of the financial statements.

30  Equity II Fund

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $714,435) . . . . . . .    $ 846,123
Receivables:
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . . .          708
 Investments sold. . . . . . . . . . . . . . . . . . . . . . .        6,157
 Fund shares sold. . . . . . . . . . . . . . . . . . . . . . .        1,130
 Daily variation margin on futures contracts . . . . . . . . .          368
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . .            7
                                                                 ----------

   Total assets. . . . . . . . . . . . . . . . . . . . . . . .      854,493

LIABILITIES
Payables:
 Investments purchased. . . . . . . . . . . . .     $ 4,887
 Fund shares redeemed . . . . . . . . . . . . .       2,718
 Accrued fees to affiliates . . . . . . . . . .         607
 Other accrued expenses . . . . . . . . . . . .         126
                                                   --------

   Total liabilities . . . . . . . . . . . . . . . . . . . . .        8,338
                                                                 ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 846,155
                                                                 ==========

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . .    $     279
Accumulated net realized gain (loss) . . . . . . . . . . . . .       85,098
Unrealized appreciation (depreciation) on:
 Investments . . . . . . . . . . . . . . . . . . . . . . . . .      131,688
 Futures contracts . . . . . . . . . . . . . . . . . . . . . .          749
Shares of beneficial interest. . . . . . . . . . . . . . . . .          227
Additional paid-in capital . . . . . . . . . . . . . . . . . .      628,114
                                                                 ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 846,155
                                                                 ==========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($34,890,717 divided by 934,908 shares of $.01 par
   value shares of beneficial interest outstanding). . . . . .    $   37.32
                                                                 ==========
 Class I ($768,736,473 divided by 20,591,240 shares of $.01
   par value shares of beneficial interest outstanding). . . .    $   37.33
                                                                 ==========
 Class Y ($42,528,297 divided by 1,139,041 shares of $.01 par
   value shares of beneficial interest outstanding). . . . . .    $   37.34
                                                                 ==========

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity II Fund  31

EQUITY II FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                   FOUR MONTHS ENDED
                                                    APRIL 30, 2000        YEAR ENDED
                                                     (UNAUDITED)       DECEMBER 31, 1999
                                                   -----------------   -----------------
INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . .        $   1,820           $   5,107
 Dividends from Money Market Fund . . . . . . .            1,205               2,294
 Interest . . . . . . . . . . . . . . . . . . .               15                 296
                                                       ---------           ---------

   Total investment income. . . . . . . . . . .            3,040               7,697
                                                       ---------           ---------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .            1,913               4,325
 Administrative fees. . . . . . . . . . . . . .              136                 312
 Custodian fees . . . . . . . . . . . . . . . .              216                 453
 Transfer agent fees. . . . . . . . . . . . . .              159                 451
 Professional fees. . . . . . . . . . . . . . .               12                  24
 Registration fees. . . . . . . . . . . . . . .               44                 118
 Shareholder servicing fees - Class E . . . . .               30                  40
 Trustees' fees . . . . . . . . . . . . . . . .                4                   5
 Miscellaneous. . . . . . . . . . . . . . . . .               23                  74
                                                       ---------           ---------

   Total expenses . . . . . . . . . . . . . . .            2,537               5,802
                                                       ---------           ---------

Net investment income . . . . . . . . . . . . .              503               1,895
                                                       ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .           78,227              51,643
 Futures contracts. . . . . . . . . . . . . . .            4,337               7,164
 Foreign currency-related transactions. . . . .               --                   1
                                                       ---------           ---------
                                                          82,564              58,808
                                                       ---------           ---------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .          (27,348)             86,803
 Futures contracts. . . . . . . . . . . . . . .           (1,884)               (405)
                                                       ---------           ---------
                                                         (29,232)             86,398
                                                       ---------           ---------

Net realized and unrealized gain (loss) . . . .           53,332             145,206
                                                       ---------           ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .        $  53,835           $ 147,101
                                                       =========           =========

See accompanying notes which are an integral part of the financial statements.

32  Equity II Fund

EQUITY II FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                            FOUR MONTHS ENDED
                                                             APRIL 30, 2000         YEAR ENDED          YEAR ENDED
                                                              (UNAUDITED)       DECEMBER 31, 1999   DECEMBER 31, 1998
                                                            -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income. . . . . . . . . . . . . . . . . . . .   $     503          $   1,895            $   1,453
 Net realized gain (loss) . . . . . . . . . . . . . . . . . .      82,564             58,808               29,064
 Net change in unrealized appreciation (depreciation) . . . .     (29,232)            86,398              (25,411)
                                                                ---------          ---------            ---------

   Net increase (decrease) in net
   assets from operations . . . . . . . . . . . . . . . . . .      53,835            147,101                5,106
                                                                ---------          ---------            ---------

DISTRIBUTIONS
 From net investment income
   Class E. . . . . . . . . . . . . . . . . . . . . . . . . .          --                 (6)                  --
   Class I. . . . . . . . . . . . . . . . . . . . . . . . . .        (358)            (1,914)              (1,505)
   Class Y. . . . . . . . . . . . . . . . . . . . . . . . . .         (20)                --                   --
 From net realized gain
   Class E. . . . . . . . . . . . . . . . . . . . . . . . . .        (683)            (1,580)                  --
   Class I. . . . . . . . . . . . . . . . . . . . . . . . . .     (15,153)           (37,803)             (32,392)
                                                                ---------          ---------            ---------

     Net decrease in net assets from distributions. . . . . .     (16,214)           (41,303)             (33,897)
                                                                ---------          ---------            ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions . . . . . . . . . . . . . . . . . . . . . . . .      22,479            146,438               80,451
                                                                ---------          ---------            ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS . . . . . . . . .      60,100            252,236               51,660

NET ASSETS
 Beginning of period. . . . . . . . . . . . . . . . . . . . .     786,055            533,819              482,159
                                                                ---------          ---------            ---------
 End of period (including undistributed net investment
  income of $279, $154 and $178, respectively). . . . . . . .   $ 846,155          $ 786,055            $ 533,819
                                                                =========          =========            =========

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity II Fund  33

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2000*    1999**
                                                            -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .    $ 35.71   $ 31.37
                                                            -------   -------

INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . .       (.01)     .02
 Net realized and unrealized gain (loss) . . . . . . . .       2.33      5.99
                                                            -------   -------

   Total income from operations. . . . . . . . . . . . .       2.32      6.01
                                                            -------   -------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .         --      (.01)
 From net realized gain. . . . . . . . . . . . . . . . .       (.71)    (1.66)
                                                            -------   -------

   Total distributions . . . . . . . . . . . . . . . . .       (.71)    (1.67)
                                                            -------   -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .    $ 37.32   $ 35.71
                                                            =======   =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .       6.57     19.55

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .     34,891    33,525

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . .       1.16      1.17
   Net investment income (loss). . . . . . . . . . . . .       (.06)      .09

 Portfolio turnover rate (%) . . . . . . . . . . . . . .      65.16    111.89


*    For the four months ended April 30, 2000 (Unaudited).
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

34  Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------------------
                                                2000*      1999       1998       1997       1996       1995
                                               -------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .   $ 35.71    $ 30.94    $ 32.96    $ 30.05    $ 28.88    $ 25.00
                                               -------    -------    -------    -------    -------    -------

INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . .       .02        .10        .09        .11        .16        .27
 Net realized and unrealized gain (loss) . .      2.33       6.68        .04       8.11       4.96       6.80
                                               -------    -------    -------    -------    -------    -------

   Total income from operations. . . . . . .      2.35       6.78        .13       8.22       5.12       7.07
                                               -------    -------    -------    -------    -------    -------

DISTRIBUTIONS
 From net investment income. . . . . . . . .      (.02)      (.10)      (.10)      (.11)      (.16)      (.29)
 From net realized gain. . . . . . . . . . .      (.71)     (1.91)     (2.05)     (5.20)     (3.79)     (2.90)
                                               -------    -------    -------    -------    -------    -------

   Total distributions . . . . . . . . . . .      (.73)     (2.01)     (2.15)     (5.31)     (3.95)     (3.19)
                                               -------    -------    -------    -------    -------    -------

NET ASSET VALUE, END OF PERIOD . . . . . . .     37.33    $ 35.71    $ 30.94     $32.96    $ 30.05    $ 28.88
                                               =======    =======    =======    =======    =======    =======

TOTAL RETURN (%)(b)(c) . . . . . . . . . . .      6.67      22.60        .70      28.66      18.51      28.67

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). .   768,736    752,530    533,819    482,159    365,955    279,566

 Ratios to average net assets (%)(c)(d):
   Operating expenses. . . . . . . . . . . .       .91        .92        .91        .92        .95        .83
   Net investment income . . . . . . . . . .       .19        .31        .29        .35        .52        .97

 Portfolio turnover rate (%) . . . . . . . .     65.16     111.89     128.87     103.00     120.78      89.31

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.
(d)  The ratios for periods less than one year are annualized.

                                                              Equity II Fund  35

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .   $    38.89
                                                                     ----------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . . . . . . .          .01
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .        (1.54)
                                                                     ----------

   Total income from operations. . . . . . . . . . . . . . . . . .        (1.53)
                                                                     ----------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .         (.02)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .   $    37.34
                                                                     ==========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .        (3.94)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .       42,528

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . . . . . .          .87
   Net investment income . . . . . . . . . . . . . . . . . . . . .          .22

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .        65.16

* For the period March 30, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

36  Equity II Fund

EQUITY III FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                            NUMBER        VALUE
                                              OF          (000)
                                            SHARES          $
                                           --------      --------
COMMON STOCKS - 99.5%
AUTO AND TRANSPORTATION - 5.8%
AMR Corp. (a)                                   800            27
Arvin Industries, Inc.                          500            11
AutoZone, Inc. (a)                            1,200            28
Bandag, Inc.                                    400            10
Boeing Co. (The)                             25,400         1,008
Borg-Warner Automotive, Inc.                    800            33
Burlington Northern, Inc.                    14,900           359
CNF Transportation, Inc.                        700            20
Dana Corp.                                    1,700            52
Delphi Automotive Systems Corp.              19,800           379
Delta Air Lines, Inc.                        13,400           707
Eaton Corp.                                   3,700           311
FedEx Corp. (a)                               2,500            94
Ford Motor Co.                               42,900         2,346
GATX Corp.                                      300            11
General Motors Corp.                         23,100         2,163
Hertz Corp. Class A                           4,000           125
Hunt (JB) Transportation Services, Inc.       1,800            30
Lear Corp. (a)                                  500            15
Meritor Automotive, Inc.                      4,000            60
Navistar International Corp. (a)                300            11
PACCAR, Inc.                                    200            10
Ryder System, Inc.                              400             9
Southwest Airlines Co.                        1,600            34
Superior Industries International, Inc.         800            25
Trinity Industries, Inc.                        200             3
UAL Corp. (a)                                 2,500           144
Union Pacific Corp.                          21,600           910
                                                     ------------
                                                            8,935
                                                     ------------

CONSUMER DISCRETIONARY - 9.5%
Abercrombie & Fitch Co. Class A (a)             900            10
AC Nielsen Corp. (a)                          2,600            60
AMFM, Inc. (a)                                1,500           100
AT&T Corp. - Liberty Media Group
 Class A (a)                                 43,972         2,196
Banta Corp.                                   1,000            20
Best Buy Co. (a)                                300            24
BJ's Wholesale Club, Inc. (a)                   300            11
Brinker International, Inc. (a)               2,100            67
Brunswick Corp.                               8,800           169
Callaway Golf Co.                             2,100            35
CBS Corp. (a)                                 3,500           206
Cendant Corp. (a)                             3,400            52
Chris Craft Industries, Inc. (a)              1,133            70
Circuit City Stores - Circuit City Group        100             6
Clear Channel Communications, Inc. (a)          300            22
Darden Restaurants, Inc.                      7,800           144
Delhaize America, Inc.                        3,400            60
Disney (Walt) Co.                            52,300         2,265
Donnelley (R.R.) & Sons Co.                   6,000           128
Eastman Kodak Co.                             3,200           179
EchoStar Communications Corp. Class A (a)       500            32
Energizer Holdings, Inc. (a)                  3,100            53
Federated Department Stores, Inc. (a)        10,500           357
Fluor Corp.                                   2,900            97
Furniture Brands International, Inc. (a)        900            17
Gannett Co., Inc.                             7,200           460
Harrah's Entertainment, Inc. (a)              2,200            45
Hasbro, Inc.                                    900            14
Houghton Mifflin Co.                          1,200            50
Infinity Broadcasting Corp. Class A (a)         800            27
Kelly Services, Inc. Class A                    200             5
Kmart Corp. (a)                               6,000            49
Knight-Ridder, Inc.                           2,100           103
Lancaster Colony Corp.                          300             8
Land's End, Inc. (a)                            600            25
Leggett & Platt, Inc.                         1,400            30
Limited, Inc. (The)                           5,400           244
Liz Claiborne, Inc.                           1,400            65
Lowe's Cos., Inc.                               400            20
Manpower, Inc.                                3,800           134
May Department Stores Co.                     5,600           154
McDonald's Corp.                              4,000           153
McGraw-Hill, Inc.                             2,300           121
MediaOne Group, Inc. (a)                     18,800         1,422
MGM Grand, Inc.                               6,600           195
Mirage Resorts, Inc. (a)                      1,800            37
Neiman Marcus Group, Inc. (The)
 Class A (a)                                    500            13
New York Times Co. Class A                   15,200           626
Newell Rubbermaid, Inc.                         700            18
Office Depot, Inc. (a)                          800             8
PanAmSat Corp. (a)                              400            17
Park Place Entertainment Corp. (a)            4,600            59
Payless ShoeSource, Inc. (a)                    900            50
Pittston Brink's Group                        1,400            23
Reader's Digest Association, Inc.
 Class A                                      2,700            86

38  Equity III Fund

EQUITY III FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                            SHARES          $
                                           --------      --------
Reynolds & Reynolds Co. Class A                 300             7
Ross Stores, Inc.                               800            17
Russell Corp.                                   700            14
Sears Roebuck & Co.                          12,000           440
Shaw Industries, Inc.                         1,700            27
Stanley Works (The)                           1,000            30
Starwood Hotels & Resorts Worldwide,
 Inc.                                           700            20
Time Warner, Inc.                             3,200           288
Toys "R" Us, Inc. (a)                         4,300            66
Tribune Co.                                  35,000         1,361
Tricon Global Restaurants, Inc. (a)           2,200            75
UnitedGlobalCom, Inc. Class A (a)               400            20
USA Networks, Inc. (a)                          500            11
Valassis Communications, Inc. (a)             1,100            36
Viacom, Inc. Class B (a)                     16,600           902
Wallace Computer Services, Inc.               2,000            21
Wendy's International, Inc.                     900            20
Westwood One, Inc. (a)                          400            13
Whirlpool Corp.                               9,200           598
                                                     ------------
                                                           14,607
                                                     ------------

CONSUMER STAPLES - 2.5%
Albertson's, Inc.                             1,600            52
Anheuser-Busch Cos., Inc.                     8,200           579
Bestfoods                                       400            20
Campbell Soup Co.                             1,500            39
Coca-Cola Enterprises, Inc.                   2,000            43
Colgate-Palmolive Co.                           400            23
ConAgra, Inc.                                 4,700            89
Coors (Adolph) Co. Class B                      900            46
General Mills, Inc.                          13,800           502
Hannaford Brothers Co.                          200            14
Heinz (H.J.) Co.                             16,100           547
IBP, Inc.                                     8,400           139
Interstate Bakeries Corp.                       800            10
Keebler Foods Co.                               200             6
Kimberly-Clark Corp.                          7,300           424
Kroger Co. (The) (a)                            700            13
McCormick & Co., Inc.                         2,800            87
Nabisco Group Holdings Corp.                  3,000            39
Pepsi Bottling Group, Inc. (The)              1,500            32
PepsiCo, Inc.                                 3,200           117
Philip Morris Cos., Inc.                     10,800           236
Procter & Gamble Co.                            200            12
Quaker Oats Co. (The)                         1,300            85
R.J. Reynolds Tobacco Holdings, Inc.          1,700            35
Ralston-Purina Group                          9,300           164
Sara Lee Corp.                                2,700            41
Suiza Foods Corp. (a)                           200             8
SuperValu, Inc.                               1,200            25
SYSCO Corp.                                   7,000           263
Tyson Foods, Inc. Class A                     2,800            29
UST Corp.                                    10,000           150
Winn-Dixie Stores, Inc.                       1,300            22
                                                     ------------
                                                            3,891
                                                     ------------

FINANCIAL SERVICES - 27.5%
Aetna, Inc.                                     700            41
AFLAC, Inc.                                   1,800            88
Allmerica Financial Corp.                     1,500            81
Allstate Corp.                                9,800           232
Ambac Financial Group, Inc.                  11,100           533
American Express Co.                            600            90
American General Corp.                       17,300           969
American International Group, Inc.           22,750         2,495
AmSouth Bancorp                               5,100            74
AON Corp.                                     1,700            46
Apartment Investment & Management Co.
 Class A                                      2,300            91
Associated Banc-Corp.                         3,500            89
Associates First Capital Corp. Class A        5,800           129
Astoria Financial Corp.                         900            25
AXA Financial, Inc.                          12,300           401
Bank of America Corp.                        40,313         1,975
Bank of New York Co., Inc.                    5,000           205
Bank One Corp.                               10,500           320
BB&T Corp.                                    5,100           136
Bear Stearns Companies Inc. (The)             7,520           322
Block (H&R) Co., Inc.                           900            38
Catellus Development Corp. (a)                  800            10
Chase Manhattan Corp.                        41,676         3,003
Chubb Corp. (The)                             4,000           255
CIGNA Corp.                                  19,100         1,523
Cincinnati Financial Corp.                    2,500           101
CIT Group, Inc.                               1,500            25
Citigroup, Inc.                             100,000         5,944
Colonial BancGroup, Inc.                      1,100            10
Comerica, Inc.                                3,100           131
Commerce Bancshares, Inc.                       200             6
Compass Bancshares, Inc.                      1,000            18
Conseco, Inc.                                60,900           331
Dime Bancorp, Inc.                              700            13
Donaldson, Lufkin & Jenrette, Inc.            1,600            67
Dow Jones & Co., Inc.                         1,700           110
Duke Realty Investments, Inc.                 3,900            85
Dun & Bradstreet Corp.                          400            12
Edwards (A.G.), Inc.                          3,700           139
Equity Office Properties Trust                3,700           101
Equity Residential Properties Trust           1,600            73
Erie Indemnity Co. Class A                      300             9
Everest Re Group, Ltd.                        1,200            35

                                                             Equity III Fund  39

EQUITY III FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                            SHARES          $
                                           --------      --------
Fannie Mae                                   21,600         1,303
Federal Home Loan Mortgage Corp.              2,300           106
FelCor Lodging Trust, Inc.                    1,100            22
Financial Security Assurance Holdings,
 Ltd.                                           200            15
FINOVA Group, Inc.                              900            12
First Data Corp.                              6,100           297
First Security Corp.                          1,600            23
First Union Corp.                            13,300           424
Firstar Corp.                                 7,500           187
FleetBoston Financial Corp.                  51,900         1,839
Franchise Finance Corp. of America            1,600            38
Franklin Resources, Inc.                      2,700            87
Fulton Financial Corp.                          600            12
General Growth Properties, Inc.                 800            26
Golden State Bancorp, Inc. (a)               18,400           283
Golden West Financial Corp.                   1,600            55
Goldman Sachs Group, Inc. (The)                 700            65
Greenpoint Financial Corp.                    1,100            20
Hartford Financial Services Group, Inc.
 (The)                                       24,800         1,294
Hibernia Corp. Class A                        2,300            24
Household International Corp.                11,100           463
Jefferson-Pilot Corp.                         1,900           126
KeyCorp                                       7,000           130
Lehman Brothers Holdings, Inc.                4,800           394
Liberty Property Trust                        1,000            25
Lincoln National Corp.                       12,200           425
Loews Corp.                                   7,000           386
Marsh & McLennan Cos., Inc.                   4,200           414
Marshall & Ilsley Corp.                       1,400            65
MBIA, Inc.                                      200            10
MBNA Corp.                                      700            19
Mellon Financial Corp.                        4,400           141
Merrill Lynch & Co., Inc.                     7,700           785
MGIC Investment Corp.                         7,800           373
Morgan (J.P.) & Co., Inc.                    19,300         2,478
Morgan Stanley Dean Witter & Co.             47,000         3,607
National City Corp.                           8,200           139
Nationwide Financial Services, Inc.
 Class A                                        600            17
North Fork Bancorp., Inc.                     1,000            16
Northern Trust Corp.                          1,200            77
Old Kent Financial Corp.                        700            21
Paine Webber Group, Inc.                      6,300           276
PMI Group, Inc. (The)                         5,400           262
PNC Bank Corp.                               30,500         1,331
Popular, Inc.                                   500            10
Provident Financial Group, Inc.               7,100           207
Radian Group, Inc.                            4,000           204
Regions Financial Corp.                       2,000            41
Reinsurance Group Of America                    500            12
Reliastar Financial Corp.                       500            22
Simon Property Group, Inc.                    2,100            53
SLM Holding Corp.                               300             9
SouthTrust Corp.                              2,400            57
Spieker Properties, Inc.                        600            27
St. Paul Cos., Inc.                          22,200           791
State Street Corp.                              800            78
SunTrust Banks, Inc.                          1,900            96
TCF Financial Corp.                             800            19
Torchmark Corp.                               1,500            38
U.S. Bancorp                                 10,400           211
UnionBanCal Corp.                            28,800           797
UnumProvident Corp.                           3,300            56
Wachovia Corp.                                1,100            69
Waddell & Reed Financial, Inc.
 Class A                                        600            16
Washington Mutual, Inc.                       5,800           148
Wells Fargo Co.                              23,000           945
Wilmington Trust Corp.                          200             9
                                                     ------------
                                                           42,408
                                                     ------------

HEALTH CARE - 5.6%
Abbott Laboratories                           6,600           254
Allergan, Inc.                                  800            47
American Home Products Corp.                  1,300            73
Bausch & Lomb, Inc.                             400            24
Baxter International, Inc.                   17,000         1,107
Biogen, Inc. (a)                                100             6
Bristol-Myers Squibb Co.                     21,100         1,106
Chiron Corp. (a)                                200             9
Columbia/HCA Healthcare Corp.                51,300         1,459
Covance, Inc. (a)                               600             6
First Health Group Corp. (a)                    400            12
Foundation Health Systems, Inc. (a)           1,100            11
Genzyme Corp. (a)                               600            29
Humana, Inc. (a)                              1,400            11
ICOS Corp. (a)                                  100             4
Immunex Corp. (a)                               200             8
IVAX Corp. (a)                               10,800           296
Johnson & Johnson                            25,200         2,079
Lilly (Eli) & Co.                               100             8
Mallinckrodt, Inc.                            8,100           218
Merck & Co., Inc.                             8,000           556
PacifiCare Health Systems, Inc. (a)           1,000            51
Perrigo Co. (a)                               1,300             7
Pharmacia Corp. (a)                           6,288           314

40  Equity III Fund

EQUITY III FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                            SHARES          $
                                           --------      --------
Tenet Healthcare Corp.                        8,900           227
United Health Corp (a)                        9,100           607
Universal Health Services, Inc.
 Class B (a)                                    300            16
Wellpoint Health Networks, Inc. (a)           1,400           103
                                                     ------------
                                                            8,648
                                                     ------------

INTEGRATED OILS - 9.6%
Amerada Hess Corp.                           28,500         1,813
Chevron Corp.                                23,500         2,000
Coastal Corp.                                 1,600            80
Conoco, Inc. Class B                          8,200           204
Enron Corp.                                  16,300         1,136
Exxon Mobil Corp.                            85,453         6,639
Kerr-McGee Corp.                              3,000           155
Lyondell Petrochemical Co.                    2,000            37
Murphy Oil Corp.                              1,500            89
Phillips Petroleum Co.                       19,600           930
Texaco, Inc.                                 28,200         1,395
USX-Marathon Group                           15,000           350
                                                     ------------
                                                           14,828
                                                     ------------

MATERIALS AND PROCESSING - 6.8%
Air Products & Chemicals, Inc.                2,400            75
Albemarle Corp.                               1,900            40
Alcoa, Inc.                                  16,300         1,057
Allegheny Technologies, Inc.                    300             7
American Standard Cos., Inc. (a)              2,300            94
Archer-Daniels-Midland Co.                    6,200            62
Avery Dennison Corp.                            200            13
B.F. Goodrich Co.                             1,700            54
Ball Corp.                                    5,500           173
Boise Cascade Corp.                             800            26
Bowater, Inc.                                 1,200            66
Centex Corp.                                  3,500            84
Champion International Corp.                  2,300           151
Chesapeake Corp.                                200             6
Cornerstone Properties, Inc.                    600            11
Dow Chemical Co.                             15,200         1,718
du Pont (E.I.) de Nemours & Co.              23,500         1,115
Eastman Chemical Co.                          2,500           131
FMC Corp. (a)                                 2,100           122
Freeport-McMoRan Copper & Gold, Inc.
 Class A (a)                                    700             6
Georgia-Pacific Corp. (Timber Group)         12,700           294
Georgia-Pacific Group                         3,700           136
Granite Construction, Inc.                      800            19
Hanna (M.A.) Co.                                900            10
Harsco Corp.                                    700            21
IMC Global, Inc.                              2,500            39
International Paper Co.                      20,000           735
Johns Manville Corp.                          2,600            27
Lafarge Corp.                                 2,200            56
Longview Fibre Co.                              700             9
Louisiana Pacific Corp.                       4,100            55
Lubrizol Corp.                               13,500           346
Masco Corp.                                   3,200            72
Minnesota Mining & Manufacturing Co.         13,500         1,168
Morrison Knudsen Corp. 2003 Warrants (a)        350             1
Newmont Mining Corp.                          2,300            54
Nucor Corp.                                   6,300           271
PPG Industries, Inc.                          4,500           245
Praxair, Inc.                                 1,500            67
Rayonier, Inc.                                  600            28
Reynolds Metals Co.                             500            33
Sherwin-Williams Co.                          2,600            65
Sigma Aldrich Corp.                           1,900            56
Southdown, Inc.                                 600            35
Standard Register Co.                           300             4
Temple-Inland, Inc.                           2,900           145
Timken Co.                                    1,500            28
Tyco International, Ltd.                        100             5
Union Carbide Corp.                           1,000            59
US Industries, Inc.                           1,500            18
USG Corp.                                     8,300           347
USX-U.S. Steel Group                            100             3
Westvaco Corp.                               12,000           371
Weyerhaeuser Co.                              3,800           202
Willamette Industries, Inc.                   6,800           260
Worthington Industries, Inc.                  5,200            63
                                                     ------------
                                                           10,358
                                                     ------------

OTHER ENERGY - 2.7%
Anadarko Petroleum Corp.                      2,800           122
Apache Corp.                                  6,000           291
Baker Hughes, Inc.                            2,300            73
BJ Services Co. (a)                             600            42
BP Amoco PLC - ADR                            1,804            92
Burlington Resources, Inc.                    1,500            59
Constellation Energy Group                   14,500           479
Cooper Cameron Corp. (a)                        500            38
El Paso Energy Corp.                          6,700           285
ENSCO International, Inc.                     4,000           133
EOG Resources, Inc.                             800            20
Flowserve Corp.                                 800            11
Global Marine, Inc. (a)                       1,200            29
Halliburton Co.                               1,000            44
Helmerich & Payne, Inc.                       4,400           138
Noble Drilling Corp. (a)                      3,800           152
Occidental Petroleum Corp.                   11,000           236

                                                             Equity III Fund  41

EQUITY III FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                            SHARES          $
                                           --------      --------
Ocean Energy, Inc. (a)                        1,000            13
ONEOK, Inc.                                     600            15
Pioneer Natural Resources Co. (a)               800             8
Rowan Cos., Inc. (a)                          1,200            34
Santa Fe Snyder Corp. (a)                     1,300            12
Sempra Energy                                13,800           256
Smith International, Inc. (a)                   400            30
Tidewater, Inc.                                 400            12
Tosco Corp.                                   2,100            67
Transocean Sedco Forex, Inc.                    300            14
Ultramar Diamond Shamrock Corp.              13,900           344
Unocal Corp.                                 33,800         1,092
Weatherford International, Inc. (a)           1,200            48
                                                     ------------
                                                            4,189
                                                     ------------

PRODUCER DURABLES - 5.0%
AMETEK, Inc.                                    200             4
Boston Scientific Corp. (a)                   2,000            53
Caterpillar, Inc.                             9,900           390
Clayton Homes, Inc.                           2,600            25
Cordant Technologies, Inc.                    1,200            68
Crane Co.                                     1,200            32
Cummins Engine Co., Inc.                      7,100           252
Deere & Co.                                  28,200         1,139
Donaldson Co., Inc.                             500            12
Dover Corp.                                   8,900           452
Emerson Electric Co.                          3,900           214
General Electric Co.                          7,600         1,195
Grant Prideco, Inc. (a)                       1,200            23
Honeywell International, Inc.                13,400           750
Ingersoll-Rand Co.                            1,200            56
Johnson Controls, Inc.                        2,200           139
Kennametal, Inc.                              1,600            46
Litton Industries, Inc. (a)                   1,000            43
MagneTek, Inc. (a)                            1,100             9
Molex, Inc.                                     325            18
NACCO Industries, Inc. Class A                  200             9
Northrop Grumman Corp.                        4,800           340
Pall Corp.                                      800            18
Parker-Hannifin Corp.                         8,000           372
Raytheon Co. Class B                          1,100            24
Rockwell International Corp.                 10,600           417
Sawtek, Inc. (a)                                200            10
Stewart & Stevenson Services, Inc.              400             5
Tecumseh Products Co. Class A                 9,000           417
Teradyne, Inc. (a)                              800            88
Textron, Inc.                                15,700           973
Thermo Instrument Systems, Inc. (a)             200             5
United Technologies Corp.                     1,900           119
                                                     ------------
                                                            7,717
                                                     ------------

TECHNOLOGY - 7.4%
3Com Corp. (a)                                1,900            75
Advanced Micro Devices, Inc. (a)              2,000           176
Altera Corp. (a)                                200            20
America Online, Inc. (a)                        100             6
Analog Devices, Inc. (a)                        400            31
Apple Computer, Inc. (a)                      3,400           422
Applied Micro Circuits Corp. (a)                 80            10
Atmel Corp. (a)                                 900            44
Autodesk, Inc.                                  300            12
AVX Corp.                                     3,100           302
Cabletron Systems, Inc. (a)                   1,200            27
Cisco Systems, Inc. (a)                         300            21
Comdisco, Inc.                                3,800           118
COMPAQ Computer Corp.                        39,000         1,141
Computer Associates
 International, Inc.                            200            11
Computer Sciences Corp. (a)                     700            57
Cypress Semiconductor Corp. (a)                 400            21
Dell Computer Corp. (a)                       2,200           110
DST Systems, Inc. (a)                         3,300           245
Electronic Data Systems Corp.                19,067         1,311
General Motors Corp. Class H (a)                500            48
GTECH Holdings Corp. (a)                      1,800            37
Hewlett-Packard Co.                           8,700         1,175
Ikon Office Solutions, Inc.                   1,300             8
IMS Health, Inc.                                700            12
Integrated Device Technology, Inc. (a)          700            34
Intel Corp.                                   4,456           565
International Business
 Machines Corp.                              12,900         1,440
LSI Logic Corp. (a)                           4,700           294
Lucent Technologies, Inc.                    13,900           864
Maxim Integrated Products, Inc. (a)             600            39
Microchip Technology, Inc. (a)                  300            19
Micron Technology, Inc. (a)                   1,200           167
Motorola, Inc.                               12,700         1,512
National Semiconductor Corp. (a)              3,600           219
NCR Corp. (a)                                   600            23
Nortel Networks Corp.                           700            79
Oracle Systems Corp. (a)                        500            40
PeopleSoft, Inc. (a)                            500             7
Quantum Corp. - DLT &
 Storage Systems                              1,500            18
Safeguard Scientifics, Inc. (a)               1,600            67
SCI Systems, Inc. (a)                           800            43
Seagate Technology (a)                        2,800           142
Structural Dynamics Research
 Corp. (a)                                      700             9
Sun Microsystems, Inc. (a)                      200            18
SunGard Data Systems (a)                        600            21

42  Equity III Fund

EQUITY III FUND

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                            SHARES          $
                                           --------      --------
Sybase, Inc. (a)                                900            18
Symantec Corp. (a)                              100             6
Teledyne Technologies, Inc. (a)                 300             5
Total Systems Services, Inc.                    600            11
Vishay Intertechnology, Inc. (a)              2,900           242
                                                     ------------
                                                           11,342
                                                     ------------

UTILITIES - 17.1%
ADC Telecommunications, Inc. (a)                600            36
Allegheny Energy, Inc.                        1,600            49
Alliant Energy Corp.                          4,800           144
Alltel Corp.                                  3,600           240
Ameren Corp.                                  1,100            40
AT&T Corp.                                   89,193         4,164
AT&T Wireless Group New (a)                  10,200           324
Bell Atlantic Corp.                          62,568         3,707
BellSouth Corp.                              78,800         3,837
Cablevision Systems Corp.
 Class A (a)                                    400            27
Centennial Cellular Corp. Class A (a)           400             8
Central & Southwest Corp.                     1,600            35
CenturyTel, Inc.                              1,800            44
Citizens Utilities Co. Class B (a)            3,100            50
Columbia Energy Group                           700            44
Comcast Corp. Special Class A                   500            20
CommScope, Inc. (a)                           3,800           181
Consolidated Edison, Inc.                     3,500           123
Cox Communications, Inc. Class A (a)          1,100            47
Dominion Resources, Inc.                      4,700           212
DTE Energy Co.                                  700            23
Duke Energy Corp.                             4,200           242
Edison International                         11,600           221
Energy East Corp.                               900            19
Entergy Corp.                                 1,100            28
FirstEnergy Corp.                            11,500           293
Florida Progress Corp.                          800            39
FPL Group, Inc.                               3,200           145
GPU, Inc.                                     8,700           244
GTE Corp.                                     9,500           644
KeySpan Corp.                                 3,800           112
MCI WorldCom, Inc. (a)                       28,450         1,293
MCN Energy Group, Inc.                          500            12
New Century Energies, Inc.                    1,000            33
Nextel Communications, Inc.
 Class A (a)                                    100            11
Nextlink Communications, Inc.
 Class A (a)                                  1,400           118
Northeast Utilities                             800            17
OGE Energy Corp.                                500            10
Peco Energy Co.                              14,900           621
PG&E Corp.                                   21,300           552
Pinnacle West Capital Corp.                   9,300           327
PPL Corp.                                     9,500           227
Public Service Enterprise Group, Inc.        30,200         1,083
Questar Corp.                                 1,000            19
Reliant Energy, Inc.                         23,900           636
SBC Communications, Inc.                     71,300         3,124
SDL, Inc. (a)                                   100            19
Southern Co.                                  4,300           107
Sprint Corp. (Fon Group)                     19,954         1,227
Sprint Corp. (PCS Group) (a)                  3,900           215
Telephone & Data Systems, Inc.                2,800           286
Texas Utilities Co.                          22,700           765
U.S. West, Inc.                               3,000           214
Unicom Corp.                                  1,900            75
Viacom, Inc. Class A                            300            15
VoiceStream Wireless Corp. (a)                  200            20
Western Resources, Inc.                         900            14
                                                     ------------
                                                           26,382
                                                     ------------

TOTAL COMMON STOCKS
(cost $139,945)                                           153,305
                                                     ------------

                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                              $
                                          -----------
SHORT-TERM INVESTMENTS - 5.5%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)               7,008         7,008
United States Treasury Bills (b)(c)(d)
 5.465% due 06/29/00                            500           495
 5.470% due 06/29/00                          1,000           991
                                                     ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,494)                                               8,494
                                                     ------------

                                                             Equity III Fund  43

EQUITY III FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                                         VALUE
                                                         (000)
                                                           $
                                                        -------
TOTAL INVESTMENTS - 105.0%
(identified cost $148,439)                              161,799

OTHER ASSETS AND LIABILITIES,
NET - (5.0%)                                             (7,689)
                                                        -------


NET ASSETS - 100.0%                                     154,110
                                                        =======

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the fund.

Abbreviations:
ADR - American Depositary Receipt

                                                       UNREALIZED
                                           NUMBER     APPRECIATION
                                             OF      (DEPRECIATION)
FUTURE CONTRACTS                          CONTRACTS       (000)
                                          ---------  --------------
S&P Barra Value Index
 expiration date 06/00                           22       $ 306

S&P 500 Index
 expiration date 06/00                           14        (183)
                                                          -----

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                      $ 123
                                                          =====

See accompanying notes which are an integral part of the financial statements.

44  Equity III Fund

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified
 cost $148,439) . . . . . . . . . . . . . . . .                   $ 161,799
Receivables:
 Dividends. . . . . . . . . . . . . . . . . . .                         251
 Investments sold . . . . . . . . . . . . . . .                         194
Prepaid expenses. . . . . . . . . . . . . . . .                           4
                                                                 ----------
   Total assets . . . . . . . . . . . . . . . .                     162,248

LIABILITIES
Payables:
 Investments purchased. . . . . . . . . . . . .       $  983
 Fund shares redeemed . . . . . . . . . . . . .        7,023
 Accrued fees to affiliates . . . . . . . . . .           88
 Other accrued expenses . . . . . . . . . . . .            7
 Daily variation margin on futures contracts. .           37
                                                   ---------

   Total liabilities. . . . . . . . . . . . . .                       8,138
                                                                 ----------

NET ASSETS. . . . . . . . . . . . . . . . . . .                   $ 154,110
                                                                 ==========

NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . .                   $     139
Accumulated net realized gain (loss). . . . . .                      (6,358)
Unrealized appreciation (depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .                      13,360
 Futures contracts. . . . . . . . . . . . . . .                         123
Shares of beneficial interest . . . . . . . . .                          62
Additional paid-in capital. . . . . . . . . . .                     146,784
                                                                 ----------

NET ASSETS. . . . . . . . . . . . . . . . . . .                   $ 154,110
                                                                 ==========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($7,675,952 divided by 309,704 shares of $.01 par
  value shares of beneficial interest
  outstanding). . . . . . . . . . . . . . . . .                   $   24.78
                                                                 ==========
 Class I ($146,434,174 divided by 5,904,779 shares of $.01 par value shares of beneficial interest
  outstanding). . . . . . . . . . . . . . . . .                   $   24.80
                                                                 ==========

  See accompanying notes which are an integral part of the financial statements.

                                                             Equity III Fund  45

EQUITY III FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                              FOUR MONTHS ENDED
                                                APRIL 30, 2000     YEAR ENDED
                                                 (UNAUDITED)   DECEMBER 31, 1999
                                                  ----------  ------------------

INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . .     $    998             $ 3,746
 Dividends from Money Market Fund . . . . . . .          156                 479
 Interest . . . . . . . . . . . . . . . . . . .           --                 106
                                                  ----------      --------------

   Total investment income. . . . . . . . . . .        1,154               4,331
                                                  ----------      --------------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .          293               1,080
 Administrative fees. . . . . . . . . . . . . .           27                  99
 Custodian fees . . . . . . . . . . . . . . . .           47                 148
 Transfer agent fees. . . . . . . . . . . . . .           25                  99
 Professional fees. . . . . . . . . . . . . . .            9                  20
 Registration fees. . . . . . . . . . . . . . .           15                  77
 Shareholder servicing fees - Class E . . . . .            6                  10
 Trustees' fees . . . . . . . . . . . . . . . .            4                   6
 Miscellaneous. . . . . . . . . . . . . . . . .           10                  34
                                                  ----------      --------------

   Total expenses . . . . . . . . . . . . . . .          436               1,573
                                                  ----------      --------------

Net investment income . . . . . . . . . . . . .          718               2,758
                                                  ----------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .       (9,944)             14,007
 Futures contracts. . . . . . . . . . . . . . .         (435)              1,696
                                                  ----------      --------------
                                                     (10,379)             15,703
                                                  ----------      --------------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .        1,009             (18,033)
 Futures contracts. . . . . . . . . . . . . . .         (149)               (276)
                                                  ----------      --------------
                                                         860             (18,309)
                                                  ----------      --------------

Net realized and unrealized gain (loss) . . . .       (9,519)             (2,606)
                                                  ----------      --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .     $ (8,801)              $ 152
                                                  ==========      ==============

See accompanying notes which are an integral part of the financial statements.

46  Equity III Fund

EQUITY III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                       FOUR MONTHS ENDED
                                        APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                          (UNAUDITED)     DECEMBER 31, 1999   DECEMBER 31, 1998
                                       ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income. . . . . . .        $        718        $      2,758        $      3,613
 Net realized gain (loss) . . . . .             (10,379)             15,703              28,478
 Net change in unrealized
 appreciation (depreciation). . . .                 860             (18,309)             (9,816)
                                       ----------------   -----------------   -----------------

   Net increase (decrease) in net
   assets from operations . . . . .              (8,801)                152              22,275
                                       ----------------   -----------------   -----------------

DISTRIBUTIONS
 From net investment income
   Class E. . . . . . . . . . . . .                 (26)                (52)                 --
   Class I. . . . . . . . . . . . .                (553)             (2,693)             (3,541)
 From net realized gain
   Class E. . . . . . . . . . . . .                  --                (545)                 --
   Class I. . . . . . . . . . . . .                  --             (16,024)            (25,167)
                                       ----------------   -----------------   -----------------

     Net decrease in net assets
     from distributions . . . . . .                (579)            (19,314)            (28,708)
                                       ----------------   -----------------   -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net
  assets from share transactions. .             (12,798)            (15,041)            (25,188)
                                       ----------------   -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS. . . . . . . . . . . . .             (22,178)            (34,203)            (31,621)

NET ASSETS
 Beginning of period. . . . . . . .             176,288             210,491             242,112
                                       ----------------   -----------------   -----------------
 End of period (including
  undistributed net investment
  income of $139 at April 30, 2000
  and $72 at December 31, 1998) . .        $    154,110        $    176,288        $    210,491
                                       ================   =================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                             Equity III Fund  47

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               2000*    1999**
                                                             -------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $  26.18 $   30.27
                                                             -------- ---------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . . .        .09       .21
 Net realized and unrealized gain (loss) . . . . . . . . .      (1.40)    (2.12)
                                                             -------- ---------

   Total income from operations. . . . . . . . . . . . . .      (1.31)    (1.91)
                                                             -------- ---------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . .       (.09)     (.25)
 From net realized gain. . . . . . . . . . . . . . . . . .         --     (1.93)
                                                             -------- ---------

   Total distributions . . . . . . . . . . . . . . . . . .       (.09)    (2.18)
                                                             -------- ---------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $  24.78 $   26.18
                                                             ======== =========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . .      (4.99)    (6.13)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . .      7,676     7,927

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . .       1.05      1.03
   Net investment income . . . . . . . . . . . . . . . . .       1.09      1.25

 Portfolio turnover rate (%) . . . . . . . . . . . . . . .      64.68    146.28

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

48  Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                             YEARS ENDED DECEMBER 31,
                             ----------------------------------------------------------
                               2000*     1999     1998       1997      1996      1995
                             --------  -------  --------  --------  ---------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD . . .    $  26.18  $ 29.12  $  29.80  $  29.68  $   29.11  $  24.18
                             --------  -------  --------  --------  ---------  --------

INCOME FROM OPERATIONS
 Net investment
   income (a) . . . . . .         .11      .40       .47       .60        .70       .82
 Net realized and
   unrealized gain
   (loss) . . . . . . . .       (1.40)    (.41)     2.75      8.69       5.10      7.73
                             --------  -------  --------  --------  ---------  --------

   Total income from
   operations . . . . . .       (1.29)    (.01)     3.22      9.29       5.80      8.55
                             --------  -------  --------  --------  ---------  --------

DISTRIBUTIONS
 From net investment
   income . . . . . . . .        (.09)    (.40)     (.47)     (.61)      (.71)     (.83)
 From net realized
   gain . . . . . . . . .          --    (2.53)    (3.43)    (8.56)     (4.52)    (2.79)
                             --------  -------  --------  --------  ---------  --------

   Total distributions. .        (.09)   (2.93)    (3.90)    (9.17)     (5.23)    (3.62)
                             --------  -------  --------  --------  ---------  --------

NET ASSET VALUE, END OF
PERIOD. . . . . . . . . .    $  24.80  $ 26.18  $  29.12  $  29.80  $   29.68  $  29.11
                             ========  =======  ========  ========  =========  ========

TOTAL RETURN (%)(b)(c). .       (4.94)     .25     11.53     33.13      20.90     35.96

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period (in
   thousands) . . . . . .     146,434  168,361   210,491   242,112    221,778   222,541

 Ratios to average net
   assets (%)(c)(d):
   Operating expenses . .         .80      .79       .74       .78        .79       .65
   Net investment
   income . . . . . . . .        1.34     1.39      1.54      1.77       2.23      2.90

 Portfolio turnover
   rate (%) . . . . . . .       64.68   146.28    135.53    128.86     100.78    103.40

*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.
(d) The ratios for periods less than one year are annualized.

                                                             Equity III Fund  49

EQUITY Q FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                          NUMBER        VALUE
                                            OF          (000)
                                          SHARES          $
                                         --------     --------
COMMON STOCKS - 95.8%
AUTO AND TRANSPORTATION - 2.3%
AMR Corp. (a)                                 700           24
Boeing Co.                                 89,300        3,544
Burlington Northern, Inc.                  81,500        1,966
C.H. Robinson Worldwide, Inc.               3,700          185
CNF Transportation, Inc.                    4,000          112
Cooper Tire & Rubber Co.                    5,700           77
CSX Corp.                                  19,200          402
Dana Corp.                                 27,400          832
Delphi Automotive Systems Corp.            75,525        1,444
Delta Air Lines, Inc.                      54,500        2,875
Eaton Corp.                                11,100          932
Ford Motor Co.                            191,846       10,492
General Motors Corp.                       30,300        2,837
Genuine Parts Co.                          10,400          273
Goodyear Tire & Rubber Co.                 26,000          718
Harley-Davidson, Inc.                       6,500          259
Kansas City Southern Industries, Inc.       6,600          474
Lear Corp. (a)                             32,300          967
Meritor Automotive, Inc.                   31,400          471
Modine Manufacturing Co.                    2,700           59
Norfolk Southern Corp.                     24,000          423
PACCAR, Inc.                               12,700          603
Ryder System, Inc.                          6,300          140
Trinity Industries, Inc.                   16,200          360
UAL Corp. (a)                              12,600          730
Union Pacific Corp.                        42,220        1,779
USFreightways Corp.                         7,100          328
Wisconsin Central Transportation
 Corp. (a)                                  3,200           46
                                                   -----------
                                                        33,352
                                                   -----------

CONSUMER DISCRETIONARY - 10.1%
Abercrombie & Fitch Co. Class A (a)        88,900          978
Alberto Culver Co. Class B                  8,100          191
Amazon.com, Inc. (a)                        5,900          326
American Eagle Outfitters, Inc.
 NPV (a)                                   22,100          376
Applebee's International, Inc.              7,100          259
AT&T Corp. - Liberty Media Group Class
 A (a)                                     79,500        3,970
Banta Corp.                                13,500          264
Barnes & Noble, Inc. (a)                   12,300          228
Best Buy Co. (a)                           52,135        4,210
BHC Communications, Inc. Class A              500           77
BJ's Wholesale Club, Inc. (a)               5,100          181
Brunswick Corp.                           102,528        1,967
Buffets, Inc. (a)                           6,800           66
Callaway Golf Co.                          40,600          675
Catalina Marketing Corp. (a)                4,100          415
CBS Corp. (a)                              26,400        1,551
CEC Entertainment, Inc. (a)                 5,500          165
Cendant Corp. (a)                         243,300        3,756
Circuit City Stores, Inc.                  19,400        1,141
Clear Channel Communications,
 Inc. (a)                                  33,300        2,398
Convergys Corp. NPV (a)                    15,900          700
Costco Wholesale Corp. (a)                 32,800        1,773
Darden Restaurants, Inc.                  130,200        2,401
Delhaize America, Inc.                      5,800          103
Disney (Walt) Co.                         112,800        4,886
Donnelley (R.R.) & Sons Co.                 2,100           45
Eastman Kodak Co.                          29,892        1,672
Energizer Holdings, Inc. (a)               41,033          700
Enesco Group, Inc.                         10,400           47
eToys, Inc. (a)                             6,600           52
Extended Stay America, Inc. (a)            12,300          110
Federated Department Stores, Inc. (a)      95,600        3,250
Fortune Brands, Inc.                       25,930          648
Fox Entertainment Group, Inc.
 Class A (a)                               18,800          484
Gannett Co., Inc.                          43,300        2,766
Gap, Inc.                                 112,500        4,134
Hasbro, Inc.                                9,800          156
Hilton Hotels Corp.                        60,800          517
Home Depot, Inc. (The)                    237,890       13,337
Houghton Mifflin Co.                        5,300          220
Infinity Broadcasting Corp.
 Class A (a)                               26,200          889
Interpublic Group Cos., Inc.                2,860          117
Jack in the Box, Inc. (a)                  11,900          292
JC Penney & Co., Inc.                      57,000          787
Jones Apparel Group, Inc. (a)              18,700          555
Jostens, Inc.                               6,700          165
Kmart Corp. (a)                            95,000          772
Knight-Ridder, Inc.                        25,300        1,241
Kohl's Corp. (a)                           17,800          854
La-Z-Boy Inc.                               7,300          115
Lancaster Colony Corp.                     15,300          401
Land's End, Inc. (a)                       22,000          931
Leggett & Platt, Inc.                      35,500          759
Liberty Digital, Inc. Class A (a)          12,700          402
Limited, Inc. (The)                        18,400          831
Lowe's Cos., Inc.                          46,300        2,292
Mandalay Resort Group (a)                  12,100          228
Marriott International, Inc. Class A        9,900          317
Mattel, Inc.                               70,800          867
May Department Stores Co.                  49,800        1,370
MediaOne Group, Inc. (a)                   95,300        7,207
Metro-Goldwyn-Mayer, Inc. (a)              23,400          702
Michaels Stores, Inc. (a)                   5,700          225

50  Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2000 (Unaudited)

                                                     MARKET
                                         NUMBER       VALUE
                                           OF         (000)
                                         SHARES         $
                                        ---------    ---------
Mirage Resorts, Inc. (a)                   47,800          974
New York Times Co. Class A                 11,800          486
NIKE, Inc. Class B                            100            4
Nordstrom, Inc.                            17,100          476
Office Depot, Inc. (a)                     23,600          249
Omnicom Group, Inc.                        20,970        1,910
Pacific Sunwear of California (a)           3,100          106
Payless ShoeSource, Inc. (a)               15,600          860
Pier 1 Imports, Inc.                       26,400          300
Priceline.com, Inc. (a)                     5,300          335
Reebok International, Ltd. (a)              9,500          162
Russell Corp.                               1,900           37
SABRE Group Holdings, Inc. (The), Class
 A                                            305           11
Scholastic Corp. (a)                        2,600          121
Sears Roebuck & Co.                       173,600        6,359
Service Corp. International                67,800          347
Shaw Industries, Inc.                      63,600        1,006
Starwood Hotels & Resorts Worldwide,
 Inc.                                      41,600        1,183
Target Corp.                               51,779        3,447
TeleTech Holdings, Inc. (a)                 4,000          130
Tiffany & Co.                              17,600        1,279
Time Warner, Inc.                          96,900        8,715
TJX Cos., Inc.                             46,100          885
TMP Worldwide, Inc. (a)                     9,800          639
Toys "R" Us, Inc. (a)                     122,500        1,868
Tribune Co.                                52,704        2,049
Tricon Global Restaurants, Inc. (a)        82,100        2,802
Tupperware Corp.                           26,000          491
UnitedGlobalCom, Inc. Class A (a)           1,300           69
Univision Communications, Inc.
 Class A (a)                                  500           55
Valassis Communications, Inc. (a)          10,700          364
Viacom, Inc. Class B (a)                   58,569        3,185
Wal-Mart Stores, Inc.                     335,143       18,559
Washington Post Co (The) Class B               94           45
Westwood One, Inc. (a)                     10,000          353
Whirlpool Corp.                            39,300        2,559
Young & Rubicam, Inc.                      11,800          657
Zale Corp. (a)                             12,800          528
                                                   -----------
                                                       147,119
                                                   -----------

CONSUMER STAPLES - 5.3%
Albertson's, Inc.                          19,800          645
Anheuser-Busch Cos., Inc.                  36,720        2,591
Bestfoods                                  28,000        1,407
Brown-Forman Distillers, Inc. Class B       7,652          418
Canandaigua Brands Co., Inc.
 Class A (a)                                  600           30
Church and Dwight Co., Inc.                 7,800          139
Clorox Co. (The)                           21,700          797
Coca-Cola Co. (The)                        63,900        3,007
Colgate-Palmolive Co.                      30,000        1,714
ConAgra, Inc.                             130,256        2,459
Dial Corp.                                 42,700          595
General Mills, Inc.                        12,400          451
Gillette Co. (The)                         70,400        2,605
Heinz (H.J.) Co.                           32,400        1,102
Hershey Foods Corp.                         9,700          440
Hormel Foods Corp.                         91,400        1,394
IBP, Inc.                                 202,000        3,333
International Flavors &
 Fragrances, Inc.                          11,974          412
Interstate Bakeries Corp.                   2,300           29
Kellogg Co.                                20,600          503
Kimberly-Clark Corp.                       50,959        2,959
Kroger Co. (The) (a)                      110,200        2,046
Pepsi Bottling Group, Inc. (The)           34,900          753
PepsiCo, Inc.                             211,500        7,759
Philip Morris Cos., Inc.                  369,350        8,080
Procter & Gamble Co.                      163,200        9,731
Quaker Oats Co.                            52,800        3,442
Ralston-Purina Group                      123,100        2,177
Safeway, Inc. (a)                          70,625        3,116
Sara Lee Corp.                            154,700        2,321
Seagram Co., Ltd. NPV                     106,200        5,735
SuperValu, Inc.                            13,300          275
SYSCO Corp.                                51,125        1,924
Tyson Foods, Inc. Class A                  17,800          186
Unilever NV                                24,900        1,134
Universal Corp.                            31,400          592
                                                   -----------
                                                        76,301
                                                   -----------

FINANCIAL SERVICES - 13.3%
Aetna, Inc.                                32,900        1,904
Allstate Corp.                            221,900        5,242
Ambac Financial Group, Inc.                11,900          571
American General Corp.                      3,100          174
American International Group, Inc.        156,101       17,122
American National Insurance Co.             1,600           82
Ameritrade Holding Corp. Class A (a)        6,000          100
AmSouth Bancorp                           103,175        1,502
AON Corp.                                  72,710        1,968
Associates First Capital Corp. Class A     91,884        2,039
Astoria Financial Corp.                    18,500          509
AXA Financial, Inc.                        24,000          783
Bank of America Corp.                     397,318       19,469
Bank One Corp.                             95,500        2,913
BB&T Corp.                                    900           24
Bear Stearns Cos., Inc.                    20,470          878
Block (H&R) Co., Inc.                      10,415          435

                                                               Equity Q Fund  51

EQUITY Q FUND

                                                      April 30, 2000 (Unaudited)

                                                     MARKET
                                         NUMBER       VALUE
                                           OF         (000)
                                         SHARES         $
                                        ---------    ---------
Capital One Financial Corp.                 4,200          184
Charter One Financial, Inc.                32,005          650
Chase Manhattan Corp.                      93,355        6,727
CIGNA Corp.                                21,200        1,691
CIT Group, Inc.                            62,800        1,064
Citigroup, Inc.                           381,652       22,684
City National Corp.                         5,200          191
CNA Financial Corp. (a)                     7,900          243
Colonial BancGroup, Inc.                    4,400           41
Comerica, Inc.                             44,900        1,903
Compass Bancshares, Inc.                   11,500          212
Conseco, Inc.                              67,900          369
Countrywide Credit Industries, Inc.        27,200          751
Dime Bancorp, Inc.                         19,800          371
Donaldson, Lufkin & Jenrette, Inc.         12,900          538
Dow Jones & Co., Inc.                      21,300        1,382
Edwards (A.G.), Inc.                        2,100           79
Equifax, Inc.                              10,700          261
Fannie Mae                                 53,000        3,197
Federal Home Loan Mortgage Corp.          162,384        7,460
Financial Security Assurance Holdings,
 Ltd.                                         600           44
FINOVA Group, Inc.                         11,400          146
First Tennessee National Corp.             13,400          255
First Union Corp.                         122,900        3,917
Firstar Corp.                              80,500        2,002
FirstMerit Corp.                            4,900           80
FleetBoston Financial Corp.               208,317        7,382
Fremont General Corp.                       9,000           52
Golden State Bancorp, Inc. (a)              9,700          149
Golden West Financial Corp.                25,800          880
Goldman Sachs Group, Inc.                  41,600        3,879
Greenpoint Financial Corp.                 33,800          630
Hartford Financial Services Group, Inc.
 (The)                                     12,800          668
Heller Financial, Inc. Class A              4,900           95
Hibernia Corp. Class A                     17,400          185
Household International Corp.              34,400        1,436
Huntington Bancshares, Inc.                 2,600           47
John Hancock Financial Services,
 Inc. (a)                                  53,200          971
KeyCorp                                    67,500        1,249
Knight/Trimark Group, Inc.
 Class A (a)                                6,700          252
Lehman Brothers Holdings, Inc.             18,900        1,551
Leucadia National Corp.                     5,900          138
Lincoln National Corp.                     23,500          818
Loews Corp.                                 9,100          502
M & T Bank Corp.                              800          351
Marsh & McLennan Cos., Inc.                 5,750          567
Marshall & Ilsley Corp.                    10,800          502
MBIA, Inc.                                 20,900        1,033
MBNA Corp.                                114,373        3,038
Mercantile Bankshares Corp.                 7,500          213
Mercury General Corp.                       4,500          123
Merrill Lynch & Co., Inc.                  34,070        3,473
MetLife, Inc. New (a)                      77,600        1,285
Metris Companies, Inc.                      5,800          218
MGIC Investment Corp.                       3,300          158
MONY Group, Inc. (The)                      5,000          155
Morgan (J.P.) & Co., Inc.                  20,118        2,583
Morgan Stanley Dean Witter & Co.          191,396       14,690
National City Corp.                        32,000          544
North Fork Bancorp., Inc.                  44,000          712
Ocwen Financial Corp. (a)                   4,200           30
Old Republic International Corp.           21,900          312
Pacific Century Financial Corp.             7,200          148
Paine Webber Group, Inc.                   16,700          733
Paychex, Inc.                              18,970          998
Peoples Heritage Financial Group            8,400          109
PMI Group, Inc. (The)                      35,700        1,729
PNC Bank Corp.                            117,150        5,111
Provident Financial Group, Inc.             3,000           88
Providian Financial Corp.                   3,247          286
Radian Group, Inc.                          3,300          168
Regions Financial Corp.                    23,000          470
SAFECO Corp.                                1,500           33
Schwab (Charles) Corp.                      5,345          238
SEI Corp.                                     500           60
Silicon Valley Bancshares (a)               8,600          531
SouthTrust Corp.                           99,450        2,374
Sovereign Bancorp, Inc.                    57,600          394
St. Paul Cos., Inc.                         7,800          278
State Street Corp.                          2,600          252
Summit Bancorp                             18,400          467
SunTrust Banks, Inc.                       43,654        2,215
TCF Financial Corp.                         8,000          187
TD Waterhouse Group, Inc.                  38,500          772
Torchmark Corp.                            22,900          574
Transatlantic Holdings, Inc.                1,800          149
Trustmark Corp.                             1,900           34
U.S. Bancorp                               76,300        1,550
Union Planters Corp.                       11,900          337
UnionBanCal Corp.                          31,458          871
UnumProvident Corp.                        41,300          702
Waddell & Reed Financial, Inc.
 Class A                                   11,600          309
Washington Federal, Inc.                    4,900           86
Washington Mutual, Inc.                   104,816        2,680
Wells Fargo Co.                           103,000        4,230
                                                   -----------
                                                       192,191
                                                   -----------

52  Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2000 (Unaudited)

                                                     MARKET
                                         NUMBER       VALUE
                                           OF         (000)
                                         SHARES         $
                                        ---------    ---------
HEALTH CARE - 9.3%
Abbott Laboratories                       128,300        4,932
Allergan, Inc.                            110,212        6,489
ALZA Corp. (a)                             62,400        2,750
American Home Products Corp.              144,400        8,113
Amgen, Inc. (a)                            31,500        1,764
Baxter International, Inc.                 16,000        1,042
Becton, Dickinson & Co.                    23,700          607
Biogen, Inc. (a)                           11,832          695
Bristol-Myers Squibb Co.                  295,660       15,504
Cardinal Health, Inc.                      24,473        1,348
Chiron Corp. (a)                           17,871          809
Columbia/HCA Healthcare Corp.              95,351        2,712
Edwards Lifesciences Corp. (a)              3,200           48
Express Scripts, Inc. Class A (a)          11,900          424
First Health Group Corp. (a)                7,100          217
Forest Labs, Inc. (a)                      14,300        1,202
Foundation Health Systems, Inc. (a)        16,700          168
Genzyme Corp. (a)                          13,900          678
Guidant Corp.                               4,900          281
HEALTHSOUTH Corp. (a)                      16,200          131
Human Genome Sciences, Inc. (a)             3,300          252
Humana, Inc. (a)                           16,200          125
Immunex Corp. (a)                          31,508        1,239
IVAX Corp. (a)                             53,750        1,471
Johnson & Johnson                         177,900       14,677
Jones Pharma, Inc.                          5,500          157
Lilly (Eli) & Co.                         105,000        8,118
Mallinckrodt, Inc.                         80,800        2,172
MedImmune, Inc. (a)                         6,481        1,033
Medtronic, Inc.                            63,100        3,277
Merck & Co., Inc.                         195,254       13,570
PacifiCare Health Systems, Inc. (a)        41,800        2,147
PE Corp.                                   19,600        1,176
Pfizer, Inc.                              156,900        6,609
Pharmacia Corp. (a)                       214,752       10,724
Schering-Plough Corp.                     125,800        5,071
St. Jude Medical, Inc. (a)                  4,300          134
Techne Corp. (a)                            4,900          349
Tenet Healthcare Corp.                     66,200        1,688
UnitedHealth Group, Inc. (a)               20,132        1,342
Warner-Lambert Co.                         78,600        8,945
Watson Pharmaceuticals, Inc. (a)            2,700          121
Wellpoint Health Networks, Inc. (a)        17,478        1,289
                                                   -----------
                                                       135,600
                                                   -----------

INTEGRATED OILS - 3.7%
Amerada Hess Corp.                         14,200          903
Ashland, Inc.                              11,800          403
Chevron Corp.                              94,700        8,061
Coastal Corp.                               6,200          311
Conoco, Inc. Class B NPV                   50,187        1,248
Exxon Mobil Corp. NPV                     415,195       32,255
Kerr-McGee Corp.                           14,885          771
Phillips Petroleum Co.                     12,900          612
Royal Dutch Petroleum Co.                  94,600        5,428
Texaco, Inc.                               33,000        1,634
USX-Marathon Group                         83,600        1,949
                                                   -----------
                                                        53,575
                                                   -----------

MATERIALS AND PROCESSING - 4.3%
Air Products & Chemicals, Inc.             94,800        2,945
Alcoa, Inc.                                23,700        1,538
Allegheny Technologies, Inc.               14,500          351
Archer-Daniels-Midland Co.                117,743        1,170
B.F. Goodrich Co.                          11,600          370
Boise Cascade Corp.                         4,900          160
Bowater, Inc.                               2,000          110
Champion International Corp.                3,500          230
Corning, Inc.                              14,600        2,884
Dow Chemical Co.                           83,602        9,447
Eastman Chemical Co.                        3,400          178
Fort James Corp.                           23,600          565
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                               14,700          141
Georgia Gulf Corp.                         13,200          318
Georgia-Pacific Group                      47,900        1,760
Harland (John H.) Co.                       2,000           31
Illinois Tool Works, Inc.                  10,591          678
IMC Global, Inc.                            7,900          122
International Paper Co.                    36,162        1,329
Johns Manville Corp.                        9,500           99
Kaufman & Broad Home Corp.                 13,500          260
Lafarge Corp.                              10,900          275
Louisiana Pacific Corp.                    25,400          340
Lubrizol Corp.                              3,600           92
Masco Corp.                                18,500          415
Minnesota Mining &
 Manufacturing Co.                         91,415        7,907
Nucor Corp.                                33,400        1,436
Pentair, Inc.                              17,600          673
Phelps Dodge Corp.                          8,300          384
PPG Industries, Inc.                        7,200          392
Praxair, Inc.                              12,400          551
Precision Castparts Corp.                   8,500          355
Pulte Corp.                                11,400          245
Reynolds Metals Co.                         9,400          625
Rohm & Haas Co.                            50,501        1,799
RPM, Inc.                                   1,205           12
Sherwin-Williams Co.                       66,091        1,644
Sigma Aldrich Corp.                        55,200        1,618
Smurfit-Stone Container Corp. (a)          37,900          576


                                                                Equity Q Fund 53

EQUITY Q FUND

                                                      April 30, 2000 (Unaudited)

                                                      MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Solutia, Inc.                              33,000          450
Teleflex, Inc.                                354           12
Temple-Inland, Inc.                         7,500          376
Textron, Inc.                               7,200          446
Tyco International, Ltd.                  249,681       11,470
Unifi, Inc. (a)                             8,000           82
Union Carbide Corp.                         3,800          224
USEC, Inc.                                  9,300           43
USG Corp.                                  81,300        3,394
USX-U.S. Steel Group                        7,100          177
Weyerhaeuser Co.                           28,634        1,530
                                                   -----------
                                                        62,229
                                                   -----------

OTHER ENERGY - 1.3%
Apache Corp.                               78,100        3,783
Diamond Offshore Drilling, Inc.             2,200           89
El Paso Energy Corp.                        1,500           64
ENSCO International, Inc.                  11,400          378
Global Marine, Inc. (a)                    22,200          533
Input/Output, Inc. (a)                      2,800           21
Nabors Industries, Inc. (a)                 7,400          292
Noble Drilling Corp. (a)                   42,900        1,713
Occidental Petroleum Corp.                 96,400        2,067
Pioneer Natural Resources Co. (a)           3,234           33
R&B Falcon Corp. (a)                          100            2
Sunoco, Inc.                                9,600          291
Tidewater, Inc.                            13,400          399
Tosco Corp.                                84,800        2,719
Transocean Sedco Forex, Inc.               21,486        1,010
Ultramar Diamond Shamrock Corp.           100,900        2,497
Union Pacific Resources Group, Inc.       112,500        2,158
Valero Energy Corp.                        20,600          597
                                                   -----------
                                                        18,646
                                                   -----------

PRODUCER DURABLES - 7.6%
Applied Materials, Inc. (a)                93,600        9,530
Beckman Coulter, Inc.                       7,700          499
Boston Scientific Corp. (a)                41,800        1,108
Caterpillar, Inc.                          34,700        1,368
Cognex Corp. (a)                            2,600          145
Cordant Technologies, Inc.                    800           45
Credence Systems Corp. (a)                  1,800          257
Cummins Engine Co., Inc.                   13,300          473
D.R. Horton, Inc.                          21,300          276
Diebold, Inc.                              15,144          437
Dover Corp.                                62,900        3,196
Emerson Electric Co.                       26,500        1,454
General Electric Co.                      384,922       60,529
Honeywell International, Inc.              89,200        4,995
Hubbell, Inc. Class B                       7,000          182
Ingersoll-Rand Co.                         47,627        2,235
ITT Industries, Inc.                       23,300          735
KLA Tencor Corporation (a)                  6,000          449
Lexmark International Group, Inc.
 Class A (a)                                5,700          673
Litton Industries, Inc. (a)                10,400          452
Lockheed Martin Corp.                      64,500        1,604
Mettler-Toledo International, Inc. (a)      5,200          179
Milacron, Inc.                              4,200           77
Miller (Herman), Inc.                       6,200          169
Millipore Corp.                             6,900          495
NACCO Industries, Inc. Class A              1,700           76
Northrop Grumman Corp.                     62,200        4,408
Pall Corp.                                  1,417           32
Parker-Hannifin Corp.                       4,900          228
Raytheon Co. Class A                       15,400          353
Raytheon Co. Class B                       39,000          865
Rockwell International Corp.               24,231          954
Solectron Corp. (a)                        29,048        1,360
Tecumseh Products Co. Class A               3,300          154
Teradyne, Inc. (a)                         68,200        7,502
United Technologies Corp.                  27,000        1,680
Waste Management, Inc.                     35,500          564
                                                   -----------
                                                       109,738
                                                   -----------

TECHNOLOGY - 29.1%
3Com Corp. (a)                             42,300        1,666
Adaptec, Inc. New (a)                      16,502          446
Adobe Systems, Inc.                        28,000        3,386
Advanced Micro Devices, Inc. (a)            7,700          676
Altera Corp. (a)                           23,177        2,368
America Online, Inc. (a)                  220,051       13,162
Analog Devices, Inc. (a)                   33,200        2,550
Anixter International, Inc. (a)             3,000          101
Apple Computer, Inc. (a)                   15,596        1,935
Applied Micro Circuits Corp. (a)           10,000        1,288
At Home Corp. Series A (a)                 11,500          213
Autodesk, Inc.                                400           15
Automatic Data Processing, Inc.             5,700          307
AVX Corp.                                  37,000        3,605
BEA Systems, Inc. (a)                      27,200        1,307
Broadcom Corp. Class A (a)                  6,000        1,034
Brocade Communications Systems,
 Inc. (a)                                   2,700          334
Cisco Systems, Inc. (a)                   921,204       63,909
Citrix Systems, Inc. (a)                   17,800        1,087
CMGI, Inc. (a)                             10,400          742
CNET Networks, Inc. (a)                     1,800           62
COMPAQ Computer Corp.                      79,300        2,320
Computer Associates
 International, Inc.                      124,800        6,965
Computer Sciences Corp. (a)                 3,600          294


54 Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2000 (Unaudited)

                                                      MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Comverse Technology, Inc. (a)              10,600          945
Conexant Systems, Inc. (a)                 15,200          910
Cooper Industries, Inc.                    15,700          539
Cypress Semiconductor Corp. (a)            53,800        2,794
Dell Computer Corp. (a)                   238,400       11,935
DoubleClick, Inc. (a)                      10,600          804
DST Systems, Inc. (a)                      12,100          898
E*TRADE Group, Inc. (a)                    22,800          489
E-Tek Dynamics, Inc. (a)                    1,300          266
eBay, Inc. (a)                              1,000          159
Electronic Data Systems Corp.              39,801        2,736
EMC Corp. (a)                             133,686       18,574
Exodus Communications, Inc. (a)            19,200        1,696
Galileo International, Inc.               110,100        2,546
General Dynamics Corp.                     19,696        1,152
GTECH Holdings Corp. (a)                   10,800          224
Hewlett-Packard Co.                        42,100        5,684
i2 Technologies, Inc. (a)                   3,500          452
Ikon Office Solutions, Inc.                60,300          354
Imation Corp. (a)                           5,600          157
InfoSpace.com, Inc. (a)                     3,400          245
Inktomi Corp. (a)                           3,600          554
Integrated Device Technology, Inc. (a)     23,300        1,118
Intel Corp.                               390,900       49,571
International Business
 Machines Corp.                           170,002       18,976
International Game Technology              21,300          519
JDS Uniphase Corp. (a)                     28,900        2,997
Kemet Corp. (a)                             4,800          358
Lattice Semiconductor Corp. (a)             4,400          293
Linear Technology Corp.                    25,700        1,468
LSI Logic Corp. (a)                        29,800        1,863
Lucent Technologies, Inc.                 203,632       12,663
Lycos, Inc. (a)                            11,300          525
Macromedia, Inc. (a)                        1,600          139
MarchFirst, Inc. (a)                        2,941           62
Maxim Integrated Products, Inc. (a)        39,700        2,571
Mercury Interactive Corp. (a)               2,800          252
Microchip Technology, Inc. (a)             28,800        1,786
Microsoft Corp. (a)                       416,031       29,018
Motorola, Inc.                             88,129       10,493
National Semiconductor Corp. (a)           97,125        5,900
NCR Corp. (a)                               4,164          161
Network Appliance, Inc. (a)                25,300        1,871
Network Solutions, Inc. (a)                 3,200          473
Nortel Networks Corp.                     123,700       14,009
NorthPoint Communications Group,
 Inc. (a)                                  14,100          226
Oracle Systems Corp. (a)                  299,560       23,927
Palm, Inc. New (a)                            545           15
Parametric Technology Corp. (a)            27,300          223
PeopleSoft, Inc. (a)                        5,100           71
PMC - Sierra, Inc. (a)                     20,600        3,950
QUALCOMM, Inc. (a)                         71,016        7,701
Quantum Corp. - DLT & Storage
 Systems                                   14,400          169
Rational Software Corp. (a)                   600           51
RealNetworks, Inc. (a)                      6,800          323
Safeguard Scientifics, Inc. (a)             3,600          150
Sanmina Corp. (a)                             300           18
SCI Systems, Inc. (a)                       6,200          330
Seagate Technology (a)                     49,874        2,534
Siebel Systems, Inc. (a)                   28,300        3,477
Silicon Graphics, Inc. (a)                  4,800           35
Sun Microsystems, Inc. (a)                265,770       24,434
SunGard Data Systems (a)                  113,000        3,906
Sybase, Inc. (a)                           22,500          454
Symantec Corp. (a)                         12,500          778
Tandy Corp.                                24,500        1,397
Tellabs, Inc. (a)                             400           22
Texas Instruments, Inc.                   100,400       16,353
TIBCO Software, Inc. (a)                    1,200          107
Unisys Corp. (a)                           12,754          296
VeriSign, Inc. (a)                            500           70
Veritas Software Corp. (a)                 35,089        3,763
Vignette Corp. (a)                          3,600          174
Vishay Intertechnology, Inc. (a)           26,000        2,180
Vitesse Semiconductor Corp. (a)             3,200          217
Xilinx, Inc. (a)                           17,962        1,315
Yahoo!, Inc. (a)                           24,600        3,202
                                                   -----------
                                                       422,839
                                                   -----------

UTILITIES - 9.5%
ADC Telecommunications, Inc. (a)           13,700          831
Allegiance Telecom, Inc. (a)                3,150          222
Alltel Corp.                               12,400          826
AT&T Corp.                                185,577        8,664
Bell Atlantic Corp.                       287,737       17,048
BellSouth Corp.                           330,051       16,069
BroadWing, Inc. (a)                         1,700           48
Calpine Corp. (a)                           9,400          860
Carolina Power & Light Co.                 35,700        1,305
Central & Southwest Corp.                  55,700        1,208
Cinergy Corp.                              20,500          548
CMS Energy Corp.                           20,900          397
Columbia Energy Group                       9,400          590
Comcast Corp. Special Class A             119,495        4,787
CommScope, Inc. (a)                        10,500          499
Consolidated Edison, Inc.                  27,401          964
Cox Communications, Inc. Class A (a)        3,736          160
Dominion Resources, Inc. NPV               50,600        2,277
DTE Energy Co.                             54,600        1,781


                                                               Equity Q Fund  55

EQUITY Q FUND

                                                      April 30, 2000 (Unaudited)

                                                      MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Duke Energy Corp.                          42,900        2,467
Dycom Industries, Inc. (a)                  3,200          166
Dynegy, Inc. Class A                        7,000          458
Edison International                       79,900        1,523
Energy East Corp.                          25,600          534
Entergy Corp.                              22,700          577
FirstEnergy Corp.                          49,900        1,269
FPL Group, Inc.                             8,893          402
Global Crossing, Ltd. (a)                  86,100        2,707
GPU, Inc.                                  37,000        1,038
GTE Corp.                                  93,700        6,348
KeySpan                                    48,900        1,436
Level 3 Communications, Inc. (a)           13,400        1,191
MasTec, Inc. (a)                            2,100          181
MCI WorldCom, Inc. (a)                    358,647       16,296
Nextel Communications, Inc.
 Class A (a)                               28,462        3,115
Nextlink Communications, Inc.
 Class A (a)                                6,400          539
NiSource, Inc. NPV                         13,400          248
Northern States Power Co.                  11,400          249
OGE Energy Corp.                           24,200          479
PG&E Corp.                                125,800        3,263
Pinnacle West Capital Corp.                16,900          594
Powertel, Inc. (a)                          2,700          180
PPL Corp.                                  24,700          590
Public Service Co. of New Mexico           10,700          193
Public Service Enterprise Group, Inc.      78,700        2,823
Quanta Services, Inc. (a)                   6,000          279
Reliant Energy, Inc. NPV                   61,869        1,647
SBC Communications, Inc.                  337,890       14,804
SDL, Inc. (a)                               4,300          838
Southern Co.                               71,460        1,782
Sprint Corp. (Fon Group)                   23,300        1,433
Sprint Corp. (PCS Group) (a)               40,800        2,244
Texas Utilities Co.                       107,543        3,623
U.S. West, Inc.                            34,300        2,442
UtiliCorp United, Inc.                     11,600          224
Western Resources, Inc.                     7,960          126
Williams Cos. (The)                        11,400          426
Wisconsin Energy Corp.                     15,600          334
                                                   -----------
                                                       138,152
                                                   -----------

TOTAL COMMON STOCKS
(cost $1,074,574)                                    1,389,742
                                                   -----------

                                      PRINCIPAL      MARKET
                                       AMOUNT         VALUE
                                        (000)         (000)
                                          $             $
                                     -----------     --------
SHORT-TERM INVESTMENTS - 4.3%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                         56,795       56,795
United States Treasury Bills (b)(c)(d)
 5.470% due 06/29/00                        4,950        4,905
                                                   -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $61,700)                                          61,700
                                                   -----------

TOTAL INVESTMENTS - 100.1%
(identified cost $1,136,274)                         1,451,442

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                           (1,063)
                                                   -----------


NET ASSETS - 100.0%                                  1,450,379
                                                   ===========

                                                       UNREALIZED
                                       NUMBER         APPRECIATION
                                         OF          (DEPRECIATION)
                                      CONTRACTS          (000)
                                     -----------     --------------
FUTURES CONTRACTS
S&P 400 Midcap Index
  expiration date 06/00                     48           $    12

S&P 500 Index                              134             1,744
                                                         -------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                    $ 1,756
                                                         =======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

See accompanying notes which are an integral part of the financial statements.

56  Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $1,136,274). . . . . . .     $ 1,451,442
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             935
Receivables:
 Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .           1,423
 Investments sold . . . . . . . . . . . . . . . . . . . . . . .          11,547
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . . .           3,651
Prepaid expenses. . . . . . . . . . . . . . . . . . . . . . . .              17
                                                                    -----------

   Total assets . . . . . . . . . . . . . . . . . . . . . . . .       1,469,015

LIABILITIES
Payables:
 Investments purchased. . . . . . . . . . . . .     $ 12,243
 Fund shares redeemed . . . . . . . . . . . . .        5,432
 Accrued fees to affiliates . . . . . . . . . .          781
 Other accrued expenses . . . . . . . . . . . .           66
 Daily variation margin on futures contracts. .          114
                                                   ---------

   Total liabilities. . . . . . . . . . . . . . . . . . . . . .          18,636
                                                                    -----------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . . .     $ 1,450,379
                                                                    ===========

NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . . .     $       665
Accumulated net realized gain (loss). . . . . . . . . . . . . .         116,942
Unrealized appreciation (depreciation) on:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . . .         315,168
 Futures contracts. . . . . . . . . . . . . . . . . . . . . . .           1,756
Shares of beneficial interest . . . . . . . . . . . . . . . . .             353
Additional paid-in capital. . . . . . . . . . . . . . . . . . .       1,015,495
                                                                    -----------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . . .     $ 1,450,379
                                                                    ===========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($27,870,885 divided by 678,867 shares of $.01 par
   value shares of beneficial interest outstanding) . . . . . .     $     41.06
                                                                    ===========
 Class I ($1,376,904,318 divided by 33,541,473 shares of $.01
   par value shares of beneficial interest outstanding) . . . .     $     41.05
                                                                    ===========
 Class Y ($45,603,496 divided by 1,110,837 shares of $.01 par
   value shares of beneficial interest outstanding) . . . . . .     $     41.05
                                                                    ===========

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  57

EQUITY Q FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                  FOUR MONTHS ENDED
                                                   APRIL 30, 2000        YEAR ENDED
                                                     (UNAUDITED)      DECEMBER 31, 1999
                                                  -----------------   ------------------
INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . .       $   5,368           $  16,490
 Dividends from Money Market Fund . . . . . . .           1,214               1,688
 Interest . . . . . . . . . . . . . . . . . . .              20                 243
                                                      ---------           ---------

   Total investment income. . . . . . . . . . .           6,602              18,421
                                                      ---------           ---------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .           2,515               6,772
 Administrative fees. . . . . . . . . . . . . .             230                 619
 Custodian fees . . . . . . . . . . . . . . . .             186                 472
 Transfer agent fees. . . . . . . . . . . . . .             139                 467
 Professional fees. . . . . . . . . . . . . . .              17                  31
 Registration fees. . . . . . . . . . . . . . .              53                  88
 Shareholder servicing fees - Class E . . . . .              26                  38
 Trustees' fees . . . . . . . . . . . . . . . .               4                   5
 Miscellaneous. . . . . . . . . . . . . . . . .              26                  90
                                                      ---------           ---------

   Total expenses . . . . . . . . . . . . . . .           3,196               8,582
                                                      ---------           ---------

Net investment income . . . . . . . . . . . . .           3,406               9,839
                                                      ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .          43,225             235,895
 Futures contracts. . . . . . . . . . . . . . .             942               5,206
                                                      ---------           ---------
                                                         44,167             241,101
                                                      ---------           ---------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .         (30,113)                774
 Futures contracts. . . . . . . . . . . . . . .            (793)              1,719
                                                      ---------           ---------
                                                        (30,906)              2,493
                                                      ---------           ---------

Net realized and unrealized gain (loss) . . . .          13,261             243,594
                                                      ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .       $  16,667           $ 253,433
                                                      =========           =========

See accompanying notes which are an integral part of the financial statements.

58  Equity Q Fund

EQUITY Q FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                    FOUR MONTHS ENDED
                                                     APRIL 30, 2000        YEAR ENDED          YEAR ENDED
                                                       (UNAUDITED)      DECEMBER 31, 1999   DECEMBER 31, 1998
                                                    -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income. . . . . . . . . . . . . .      $     3,406         $     9,839         $     9,340
 Net realized gain (loss) . . . . . . . . . . . .           44,167             241,101             153,911
 Net change in unrealized appreciation
  (depreciation). . . . . . . . . . . . . . . . .          (30,906)              2,493              87,859
                                                       -----------         -----------         -----------

   Net increase (decrease) in net assets from
    operations. . . . . . . . . . . . . . . . . .           16,667             253,433             251,110
                                                       -----------         -----------         -----------

DISTRIBUTIONS
 From net investment income
   Class E. . . . . . . . . . . . . . . . . . . .              (54)               (133)             (9,349)
   Class I. . . . . . . . . . . . . . . . . . . .           (2,600)            (10,782)                 --
   Class Y. . . . . . . . . . . . . . . . . . . .              (87)                 --                  --
 From net realized gain
   Class E. . . . . . . . . . . . . . . . . . . .             (644)             (4,279)           (117,001)
   Class I. . . . . . . . . . . . . . . . . . . .          (25,404)           (191,979)                 --
                                                       -----------         -----------         -----------

     Net decrease in net assets from
      distributions . . . . . . . . . . . . . . .          (28,789)           (207,173)           (126,350)
                                                       -----------         -----------         -----------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from
  share transactions. . . . . . . . . . . . . . .           68,420             171,921              63,380
                                                       -----------         -----------         -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS . . .           56,298             218,181             188,140

NET ASSETS
 Beginning of period. . . . . . . . . . . . . . .        1,394,081           1,175,900             987,760
                                                       -----------         -----------         -----------
 End of period (including undistributed net
  investment income of $665 at April 30, 2000
  and $40 at December 31, 1998) . . . . . . . . .      $ 1,450,379         $ 1,394,081         $ 1,175,900
                                                       ===========         ===========         ===========

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  59

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2000*     1999**
                                                            -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .    $ 41.58   $ 42.99
                                                            -------   -------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . .        .06       .14
 Net realized and unrealized gain (loss) . . . . . . . .        .25      4.35
                                                            -------   -------

   Total income from operations. . . . . . . . . . . . .        .31      4.49
                                                            -------   -------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .       (.07)     (.24)
 From net realized gain. . . . . . . . . . . . . . . . .       (.76)    (5.66)
                                                            -------   -------

   Total distributions . . . . . . . . . . . . . . . . .       (.83)    (5.90)
                                                            -------   -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .    $ 41.06   $ 41.58
                                                            =======   =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .        .89     11.01

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .     27,871    30,746

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . .        .95       .94
   Net investment income . . . . . . . . . . . . . . . .        .48       .55

 Portfolio turnover rate (%) . . . . . . . . . . . . . .      43.18     90.16

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

60  Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                               YEARS ENDED DECEMBER 31,
                         -------------------------------------------------------------------
                          2000*       1999         1998         1997       1996       1995
                         -------     -------      -------      -------    -------    -------
NET ASSET VALUE,
BEGINNING OF PERIOD .    $ 41.55     $ 40.22      $ 35.90      $ 32.94    $ 30.40    $ 24.43
                         -------     -------      -------      -------    -------    -------
INCOME FROM OPERATIONS
 Net investment income
   (a). . . . . . . .        .10         .34          .32          .44        .58        .59
 Net realized and
   unrealized gain
   (loss) . . . . . .        .24        8.03         8.53        10.01       6.33       8.52
                         -------     -------      -------      -------    -------    -------

   Total income from
   operations . . . .        .34        8.37         8.85        10.45       6.91       9.11
                         -------     -------      -------      -------    -------    -------

DISTRIBUTIONS
 From net investment
   income . . . . . .       (.08)       (.38)        (.32)        (.44)      (.59)      (.61)
 From net realized
   gain . . . . . . .       (.76)      (6.66)       (4.21)       (7.05)     (3.78)     (2.53)
                         -------     -------      -------      -------    -------    -------

   Total distributions      (.84)      (7.04)       (4.53)       (7.49)     (4.37)     (3.14)
                         -------     -------      -------      -------    -------    -------

NET ASSET VALUE, END
OF PERIOD . . . . . .    $ 41.05     $ 41.55      $ 40.22      $ 35.90    $ 32.94    $ 30.40
                         =======     =======      =======      =======    =======    =======

TOTAL RETURN (%)(b)(d)       .97       21.96        25.98        33.07      23.67      37.91

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period (in
   thousands) . . . .  1,376,904   1,363,336    1,175,900      987,760    818,281    620,259

 Ratios to average net
   assets (%)(c)(d):
   Operating expenses        .68         .69          .69          .68        .71        .58
   Net investment
   income . . . . . .        .74         .80          .85         1.17       1.80       2.07

 Portfolio turnover
   rate (%) . . . . .      43.18       90.16        74.56        94.89      74.59      74.00

*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.

                                                               Equity Q Fund  61

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2000*
                                                                     --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .   $    42.29
                                                                     ----------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . . . . . . .          .02
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .        (1.18)
                                                                     ----------

   Total income from operations. . . . . . . . . . . . . . . . . .        (1.16)
                                                                     ----------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .         (.08)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .   $    41.05
                                                                     ==========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .        (2.71)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .       45,603

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . . . . . .          .64
   Net investment income . . . . . . . . . . . . . . . . . . . . .          .61

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .        43.18

* For the period March 30, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

62  Equity Q Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
COMMON STOCKS - 92.7%
AUSTRALIA - 2.0%
Amcor, Ltd.                               539,265        1,597
AMP, Ltd.                                  42,900          376
Australia & New Zealand Bank Group,
 Ltd.                                     297,359        2,056
Australian Gas & Light Co.                  5,400           28
Boral, Ltd. (a)                            36,973           43
Brambles Industries, Ltd.                   2,400           68
Broken Hill Proprietary Co.                48,685          524
Cable & Wireless Optus, Ltd. (a)        1,084,300        3,502
Coles Myer, Ltd.                            6,792           25
Colonial, Ltd.                             10,354           53
CSR, Ltd.                               1,046,900        2,293
Davnet, Ltd.                              800,000        1,145
F.H. Faulding & Co., Ltd.                   3,600           14
Fairfax (John) Holdings, Ltd.             444,400        1,285
Foster's Brewing Group, Ltd.            1,119,600        2,829
Goodman Fielder Wattie                    810,912          601
Harvey Norman Holdings, Ltd.               27,800           58
Leighton Holdings, Ltd. Class A             5,100           13
Lend Lease Corp.                           28,000          303
Macquarie Bank, Ltd.                        2,000           28
National Australia Bank, Ltd.             249,400        3,417
National Foods, Ltd.                       10,800           16
News Corp., Ltd.                           31,217          396
Oil Search, Ltd. (Australia Regd) (a)      10,600           10
Orica, Ltd.                               181,000          716
Origin Energy, Ltd. (a)                    36,973           28
Pacific Dunlop, Ltd.                      576,985          485
Paperlinx, Ltd. (a)                       179,755          324
PMP Communications, Ltd.                  196,000          211
Rio Tinto Ltd.                              3,200           48
Southcorp Holdings, Ltd.                  105,400          329
Tabcorp. Holdings, Ltd.                     4,700           25
Telstra Corp., Ltd.                       149,300          640
Telstra Corp., Ltd. Installment
 Receipts                                  52,783          135
Wesfarmers, Ltd.                            4,400           31
Westfield Holdings, Ltd.                    7,100           39
Westfield Trust                           172,846          317
Westfield Trust New (a)                    17,857           32
Westpac Banking Corp.                      58,700          375
WMC, Ltd.                                  48,800          203
Woodside Petroleum, Ltd.                    4,600           27
Woolworth's, Ltd.                          11,821           39
                                                   -----------
                                                        24,684
                                                   -----------

AUSTRIA - 0.2%
Bank Austria AG                            38,072        1,689
Voest-Alpine Stahl AG                      13,000          371
Wienerberger Baustoffindustrie AG          12,800          274
                                                   -----------
                                                         2,334
                                                   -----------

BELGIUM - 0.2%
Dexia                                      10,778        1,445
Electrabel                                  5,900        1,426
Real Software                               1,500          101
Ubizen (a)                                    724          103
                                                   -----------
                                                         3,075
                                                   -----------

CANADA - 4.6%
Abitibi-Consolidated, Inc.                  7,160           81
Air Canada, Inc. (a)                        4,904           51
Air Canada Inc. Class A (a)                 6,950           64
Alberta Energy Co., Ltd.                   67,399        2,132
Alcan Aluminum, Ltd.                        1,970           64
Anderson Exploration, Ltd. (a)              1,730           28
ATI Technologies, Inc. (a)                  4,630           90
Ballard Power Systems, Inc. (a)            22,400        1,784
Bank of Montreal                           61,720        2,240
Bank of Nova Scotia                        19,195          437
Barrick Gold Corp.                         16,040          270
BCE, Inc.                                  81,255        9,410
Bombardier, Inc. Class B                   98,957        2,660
Canadian Imperial Bank of Commerce         21,265          557
Canadian National Railway Co.             117,840        3,290
Canadian Natural Resources, Ltd. (a)        3,997          107
Canadian Occidental Petroleum, Ltd.         1,730           40
Canadian Pacific, Ltd.                     15,090          351
Celestica, Inc. (a)                         4,020          218
Dofasco, Inc.                              34,071          612
Domtar, Inc.                                6,720           76
Enbridge, Inc.                              5,520          119
Falconbridge, Ltd. New (a)                  4,530           67
Franco-Nevada Mining Corp., Ltd.            1,536           18
Hudson's Bay Co.                          208,000        2,472
Imperial Oil, Ltd.                         14,692          344
Inco, Ltd. (a)                              9,320          146
Loblaw Cos., Ltd.                           1,640           44
Magna International, Inc. Class A           1,460           68
Magna International, Inc. Class A
 Sub Voting                                 5,680          264
Manulife Financial Corp.                    9,300          146
Mitel Corp. (a)                           196,940        4,934
National Bank of Canada                    38,200          537
Newbridge Networks Corp. (a)               56,940        2,040
Noranda, Inc.                              13,631          129
Nortel Networks Corp.                      54,970        6,217

64  International Fund

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
NOVA Chemicals Corp.                        8,780          198
Petro-Canada                               93,600        1,577
Placer Dome, Inc.                           5,817           47
Potash Corp. of Saskatchewan, Inc.          2,320          125
Quebecor World Inc. (a)                    20,850          473
Rogers Communications, Inc.
 Class B (a)                               39,360        1,025
Royal Bank of Canada                       17,770          839
Seagram Co., Ltd.                          64,428        3,390
Shaw Communications, Inc. Class B           2,790           65
Suncor, Inc.                                6,337          271
Talisman Energy, Inc. (a)                 138,640        4,133
TD Waterhouse Group, Inc. (a)              11,600          231
Teleglobe, Inc.                             2,330           58
Thomson Corp. (The)                        12,000          396
Toronto Dominion Bank (The) New            14,782          342
Torstar Corp. Class B                      14,800          169
TransAlta Corp.                            11,300          109
TransCanada Pipelines, Ltd.                11,700           82
Westcoast Energy, Inc.                     81,883        1,381
                                                   -----------
                                                        57,018
                                                   -----------

DENMARK - 0.5%
ISS A/S (a)                                22,471        1,421
Jyske Bank A/S (Regd)                      56,205        1,098
Novo Nordisk A/S Series B                  22,791        3,060
Sydbank A/S                                 3,699          116
                                                   -----------
                                                         5,695
                                                   -----------

FINLAND - 1.8%
Helsinki Telephone Corp. Series E          23,600        1,864
Huhtamaki Oyj Series I Free                 3,000           89
Kesko Oyj                                  89,100          972
Nokia Corp. - ADR                           9,200          523
Nokia Oyj                                 248,564       14,259
Pohjola Group Insurance Corp.
 Series B                                   7,300          363
Sampo Insurance Co., Ltd. Series A         22,751          860
Sonera Group Oyj                           29,920        1,641
Stora Enso Oyj Series R                    46,000          475
Tietoenator Oyj                             3,454          166
UPM-Kymmene Oyj                            14,892          386
Valmet - Rauma Oyj                         27,225          359
                                                   -----------
                                                        21,957
                                                   -----------

FRANCE - 9.9%
Accor SA (a)                               43,000        1,597
Alcatel Alsthom                            23,812        5,520
Alstom                                    189,716        4,727
Assurances Generales de France             26,856        1,334
Aventis SA (a)                             68,561        3,783
AXA                                         4,839          717
Banque Nationale Paris                     46,724        3,776
Bongrain SA                                 2,260          643
Bouygues SA                                 1,685        1,075
Canal Plus (a)                              5,670        1,093
Carrefour SA                               29,822        1,941
Castorama Dubois                           11,740        2,561
Chargeurs International SA                  3,100          166
Christian Dior SA                           4,574        1,087
Cie de St. Gobain                          13,000        1,774
CNP Assurances                              4,200          122
Coface (a)                                  1,578          145
Coflexip SA                                 1,311          128
Credit Lyonnais                            48,000        1,870
Dassault Systemes SA                        3,023          232
Eridania Beghin-Say SA                      1,843          152
Fimatex (a)                                11,290          233
France Telecom SA                          14,845        2,297
Gecina                                      1,288          119
Genset (a)                                  2,489          187
Groupe Danone                               2,386          522
Havas Advertising SA                          380          190
L'Air Liquide                              12,892        1,678
Lafarge SA                                 13,735        1,138
Lagardere S.C.A.                            2,985          202
Legris Industries SA                        4,600          174
Louis Vuitton Moet-Hennessy                 3,015        1,265
Michelin (Cie Gen) Class B                 49,561        1,645
Peugeot SA                                  5,515        1,141
Pinault-Printemps-Redoute SA                1,188          240
Renault (Regie Nationale)                   6,089          277
Rhodia SA                                 254,167        4,714
Rhone-Poulenc SA Class A - ADR            199,232       10,958
Sanofi-Synthelabo SA (a)                   33,705        1,258
Schneider Electric SA                      51,936        3,399
Scor SA                                     6,000          261
Simco (Regd)                                3,900          252
Societe Generale                           22,117        4,580
Societe Television Francaise 1              3,800        2,601
Suez Lyonnaise des Eaux SA                 41,772        6,551
Sylea                                       2,800          107
Thomson-CSF                                32,118        1,142
Total Co. SA Class B                      151,276       22,953
Total Fina SA - ADR                        41,985        3,175
Usinor Sacilor                            107,814        1,417
Vivendi                                   126,219       12,485
                                                   -----------
                                                       121,604
                                                   -----------

                                                          International Fund  65

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
GERMANY - 8.1%
1&1 Aktiengesellschaft & Co. (a)            2,783          724
Allianz AG                                  6,704        2,580
BASF AG                                    58,170        2,543
Bayer AG                                  151,314        6,304
Bayerische Hypo Vereinsbank AG             72,000        4,385
Bayerische Motoren Werke AG               109,200        2,939
Bilfinger & Berger BAU AG                   3,900           55
Brokat Infosystems AG (a)                   1,516          185
Celanese AG                                   590           12
Commerzbank AG                             40,400        1,529
Consors Discount Broker AG (a)             23,980        2,681
Continental AG                             86,000        1,575
DaimlerChrysler AG                          6,962          406
Deutsche Bank AG (a)                       53,715        3,609
Deutsche Lufthansa AG                      77,746        1,615
Deutsche Pfandbrief & Hypothekenbank
 AG                                         8,000          804
Deutsche Telekom AG (a)                    76,247        4,948
Dresdner Bank AG (a)                       68,425        2,819
EM.TV & Merchandising AG                   21,240        1,680
Entrium Direct Bankers AG (a)               5,000          191
Epcos AG (a)                               21,656        3,052
Gerresheimer Glas AG                       11,350          133
Hannover Rueckversicherungs AG              6,262          396
IKB Deutsche Industriebank AG               2,250           34
Infineon Technologies AG (a)               38,740        2,668
Infor Business Solutions AG (a)             6,701          219
Intershop Communications AG (a)               391          174
Jenoptik AG                               240,400        6,841
Karstadt AG (a)                            60,900        1,855
Loewe AG (a)                                  600           14
Mannheimer Aktiengesellschaft (a)           5,000          280
Marschollek, Lautenschlaeger and
 Partner AG                                   100           35
Merck KGAA                                 65,700        1,887
Metallgesellschaft AG                      59,353          918
Metro AG                                    5,538          215
Muenchener
 Rueckversicherungs-Gesellschaft AG        11,082        3,249
Phoenix AG                                 11,000          129
PrimaCom AG (a)                             3,062          238
PSI AG (a)                                 19,000          653
RWE AG                                     67,330        2,183
SAP AG                                        779          365
Schering AG                                 9,640        1,363
SGL Carbon AG (a)                          41,680        3,220
Siemens AG                                 84,679       12,548
Software AG (a)                             9,771        1,128
Stinnes AG (a)                             12,053          257
Systematics AG (a)                         38,600        2,702
T-Online International AG (a)               2,400           90
Thyssen Krupp AG (a)                        9,702          204
Veba AG                                   160,527        8,056
Viag AG (a)                                70,710        1,380
Volkswagen AG                              40,371        1,522
                                                   -----------
                                                        99,592
                                                   -----------

GREECE - 0.2%
Hellenic Telecommunication
 Organization SA - ADR                    182,200        2,129
                                                   -----------

HONG KONG - 1.4%
Asia Satellite Telecommunications
 Holdings, Ltd.                            10,000           31
Bank of East Asia, Ltd.                   109,800          238
Cathay Pacific Airways                     18,000           32
CDL Hotels International                  611,000          176
Cheung Kong Holdings, Ltd.                361,900        4,321
China Telecom (Hong Kong), Ltd. (a)        39,900          286
CLP Holdings, Ltd.                        144,300          647
Dao Heng Bank Group, Ltd.                   7,000           32
Giordano International, Ltd.               38,000           62
Great Eagle Holdings                      641,849        1,096
Hang Lung Development Co.                 250,000          194
Hang Seng Bank                              8,600           79
Hong Kong & China Gas Co., Ltd.            58,047           63
Hong Kong Electric Holding, Ltd.        1,241,414        3,881
Hong Kong Telecommunications, Ltd.        110,500          261
Hutchison Whampoa, Ltd.                    81,800        1,187
i-CABLE Communications, Ltd. (a)        1,717,000          749
Jardine Matheson Holdings, Ltd. - ADR
 (a)                                      232,700          931
JCG Holdings, Ltd.                         60,800           32
Johnson Electric Holdings, Ltd.            13,400          108
Li & Fung, Ltd.                            29,400          115
New World Infrastructure, Ltd. (a)         15,000           16
Orient Overseas International Ltd.        188,000          109
SmarTone Telecommunications Holdings,
 Ltd.                                      53,000          166
Sun Hung Kai Properties, Ltd.              27,400          215
Sunevision Holdings, Ltd. (a)             116,500          152
Swire Pacific, Ltd. Class A                17,400           98
Tai Cheung Holdings                        73,000           15
Television Broadcast                        6,000           41
Wharf Holdings                            696,537        1,444
Wheelock & Co.                             15,000           11
Wing Hang Bank, Ltd.                       11,900           28
                                                   -----------
                                                        16,816
                                                   -----------

66  International Fund

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
IRELAND - 0.4%
Bank of Ireland                           358,090        2,415
CRH PLC                                    53,968          865
DCC PLC                                    97,400          961
Fyffes PLC                                 31,000           52
Irish Life & Permanent PLC                 11,862           98
Jefferson Smurfit Group PLC               106,159          232
                                                   -----------
                                                         4,623
                                                   -----------

ITALY - 3.8%
Banca Commerciale Italiana                283,000        1,338
Banca Nazionale del Lavoro (a)            914,126        2,992
Banca Pop di Milano                        79,181          472
Banca Popolare di Bergamo CV               38,600          699
Banca Popolare di Brescia                   1,978          180
Banco Fideuram SpA                         20,950          312
Bulgari SPA                               116,400        1,270
Credito Emiliano SPA                       38,258          109
ENI SPA - ADR                              34,000        1,768
Ente Nazionale Idrocarburi SPA            486,226        2,418
Fiat SPA                                    7,130          175
Fiat SPA di Risp                           26,435          329
Finmeccanica SPA (a)                      358,818          564
Ifil (Finanziaria di Partecipazioni)
 SPA (a)                                   31,000          118
Istituto Mobiliare Italiano SPA           367,678        5,148
Magneti Marelli SPA (a)                    36,750          138
Mediaset SpA                              440,357        7,146
Mediolanum SpA                             54,668          907
Montefibre di Risp                         90,000           42
Pirelli SPA                               687,000        1,646
R.A.S.                                    211,400        2,160
Saipem SPA                                 26,100          129
Tecnost SPA (a)                            50,000          175
Telecom Italia Mobile SPA                 717,936        6,853
Telecom Italia SPA                        685,936        4,321
Telecom Italia SPA di Risp                386,277        5,401
Unicredito Italiano SpA                    57,319          233
                                                   -----------
                                                        47,043
                                                   -----------

JAPAN - 22.4%
77th Bank, Ltd. (The)                     175,000        1,257
Advantest Corp.                             2,500          572
AIFUL Corp.                                 8,950          903
AIFUL Corp. New (a)                         4,475          452
Ajinomoto Co., Inc.                        25,000          286
Aoki International                         27,000           77
Aoyama Trading Co.                         45,000          588
Asahi Bank, Ltd.                           88,000          424
Asahi Chemical Industrial                  51,000          294
Bank of Fukuoka, Ltd. (The)                35,000          231
Bank of Tokyo - Mitsubishi, Ltd.           82,000        1,058
Belluna Co., Ltd.                             900           18
Bridgestone Tire Corp.                     18,000          391
Canon, Inc.                               260,000       11,891
Chuo Mitsui Trust & Banking Co. (The),
 Ltd. (a)                                   9,300           42
Credit Saison Co.                         128,000        2,092
Dai Ichi Kangyo Bank                       14,000          116
Dai Ichi Pharmaceutical Co.                21,000          361
Dai-Tokyo Fire & Marine                   388,000        1,052
Daito Trust Construction                   34,990          551
Daiwa Kosho Lease Co., Ltd.               104,000          281
Daiwa Securities Group, Inc.              419,000        6,401
DDI Corp.                                      41          471
Deodeo Corp.                               18,000          143
Ebara Corp.                                50,000          578
Eisai Co.                                 104,000        3,033
Ezaki Glico Co.                            76,000          354
Fast Retailing Co., Ltd.                      300          132
Fuji Bank, Ltd.                           361,000        3,008
Fuji Heavy Industries, Ltd.                56,000          428
Fuji Machine Manufacturing Co.             41,400        2,878
Fuji Photo Film Co.                         5,000          200
Fujisawa Pharmaceutical                     4,000          150
Fujitsu, Ltd.                             257,000        7,281
Funai Electric Co., Ltd.                      500          278
Furukawa Electric Co.                      62,000          860
Futaba Corp.                               22,000          845
General Sekiyu KK                          32,000           63
Hikari Tsushin, Inc.                          100           14
Hitachi Chemical Co., Ltd.                  9,000          230
Hitachi Maxell                             28,000          734
Hitachi Software Engineering
 Co., Ltd.                                  1,000          102
Hitachi, Ltd.                             765,000        9,136
Hokkaido Electric Power Co., Inc.          24,400          278
Honda Motor Co., Ltd.                      65,000        2,907
Hosiden Electronics                         5,000          233
Hoya Corp.                                  5,000          509
Ines Corp.                                  5,000           79
Isetan Co.                                205,000        1,898
ITO EN, Ltd.                                  400           40
Ito-Yokado Co., Ltd.                        8,000          584
Itochu Corp. (a)                          228,000        1,062
Japan Telecom Co., Ltd.                         4          204
Kaken Pharmaceutical Co., Ltd.              9,000           51
Kaneka Corp.                               14,000          180
Kao Corp.                                  88,000        2,680
Katokichi Co.                              21,000          511
Kawasaki Steel Corp. (a)                  188,000          292
Keyence Corp.                                 220           73

                                                           International Fund 67

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Kinki Coca-Cola Bottling                   32,000          410
Kissei Pharmaceutical Co.                  35,000          574
Koa Fire & Marine                          97,000          256
Kokusai Denshin Denwa                       1,800          209
Konami Co., Ltd.                            3,700          226
Konami Co., Ltd. New (a)                    3,700          216
Konica Corp.                                2,000           10
Kurimoto Iron Works                        97,000          211
Kyocera Corp.                              31,800        5,320
Kyorin Pharmaceutical Co., Ltd.            83,000        4,073
Kyushu Electric Power                      13,100          152
Laox                                       12,000           52
Mabuchi Motor Co., Ltd.                    20,400        2,247
MACNICA, Inc.                               2,600          460
Makita Corp.                              106,000          921
Marubeni Corp.                            888,000        2,573
Marui Co., Ltd.                             4,000           75
Maruichi Steel Tube                        51,000          596
Matsumotokiyoshi                           31,500        2,479
Matsushita Communication                   18,500        2,901
Matsushita Electric Industrial
 Co., Ltd.                                248,000        6,566
Minebea Co., Ltd.                         228,000        2,786
Mitsubishi Chemical                       204,000          818
Mitsubishi Corp.                           88,000          766
Mitsubishi Electric Corp.                 286,000        2,444
Mitsubishi Estate Co., Ltd.               162,000        1,822
Mitsubishi Heavy Industries               337,000        1,048
Mitsubishi Trust & Banking                 14,000          118
Mitsui & Co.                              384,000        2,848
Mitsui Mining & Smelting                   13,000           75
Mitsui O.S.K. Lines                       156,000          290
Mitsukoshi (a)                            318,000        1,298
Mitsumi Electric Co.                        5,000          206
Murata Manufacturing Co., Ltd.             20,000        3,888
Mycal Corp.                               104,000          318
Namco                                      49,500        2,021
NEC Corp.                                 115,000        3,130
Net One Systems Co., Ltd.                       1           34
Nichicon Corp.                             12,000          322
Nichido Fire & Marine                     188,000          853
Nichiei Co., Ltd.                          30,000          594
NIDEC COPAL Corp.                           5,000           81
NIDEC Corp.                                 1,500          104
NIDEC Corp. New (a)                         1,500          126
Nihon Unisys                                4,000           93
Nikko Securities Co., Ltd.                501,000        5,914
Nikon Corp.                                19,000          668
Nintendo Co., Ltd.                          2,600          433
Nippon Comsys Corp.                        11,000          213
Nippon Electric Glass                      10,000          179
Nippon Express Co., Ltd.                  453,000        2,860
Nippon Fire & Marine                      113,000          309
Nippon Meat Packers, Inc.                   3,000           38
Nippon Sheet Glass                         58,000          515
Nippon System Development                   3,480          332
Nippon Telegraph & Telephone Corp.            668        8,287
Nippon Yusen                              160,000          637
Nippon Zeon Co., Ltd.                      21,000          130
Nishimatsu Construction                   240,000          767
Nissan Chemical Industries, Ltd.           13,000           70
Nissan Motor Co., Ltd. (a)                513,000        2,332
Nitto Denko Corp.                           9,000          353
Nomura Securities Co., Ltd.               272,000        6,849
NTT Data Corp.                                  8          107
NTT Mobile Communication Network, Inc.        462       15,441
Oki Electric Industries (a)                15,000          106
Omron Corp.                               122,000        3,321
Oriental Land Co., Ltd.                     1,700          181
Orix Corp.                                  5,640          805
Osaka Gas Co.                              85,000          232
Paris Miki, Inc.                            3,770          240
Pioneer Corp.                             103,000        2,813
Promise Co., Ltd.                           6,800          551
Ricoh Co., Ltd.                            15,000          317
Rinnai Corp.                               78,000        1,430
Rohm Co.                                   30,800       10,322
Ryohin Keikaku Co., Ltd.                    1,800          334
Sailor Pen Co., Ltd. (The)                181,000        3,167
Sakura Bank, Ltd.                         538,000        3,775
Sanki Engineering Co., Ltd.                11,000           43
Sankyo Co., Ltd.                           66,000        1,454
Sanwa Bank                                146,000        1,411
Sanyo Electric Co., Ltd.                   70,000          467
Secom Co.                                  32,000        2,684
Sekisui Chemical Co., Ltd.                267,000          979
Sekisui House, Ltd.                        63,000          577
Sharp Corp.                                86,000        1,660
Shin-Etsu Chemical Co., Ltd.               53,400        2,823
Shiseido Co., Ltd.                        111,000        1,404
Shohkoh Fund & Co., Ltd.                    3,460          618
SMC Corp.                                   1,300          259
Snow Brand Milk Products Co., Ltd.         15,000           58
Softbank Corp. (a)                         15,300        3,768
Sony Corp.                                 36,000        4,136
Sony Corp. New (a)                         40,600        4,698
Sumitomo Bakelite Co., Ltd.                20,000          220
Sumitomo Bank                              43,000          538
Sumitomo Osaka Cement Co. , Ltd.           70,000          265
Sumitomo Rubber Industries                 58,000          303
Sumitomo Trust & Banking                   44,000          322

68  International Fund

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Sunkus & Associates, Inc.                   2,140           76
Suruga Bank, Ltd.                          16,000          274
Suzuki Motor Corp.                         17,000          253
Taiheiyo Cement Corp.                      32,000           46
Taisho Pharmaceutical Co., Ltd.            67,000        2,245
Takeda Chemical Industries                 60,000        3,949
Takefuji Corp.                             15,700        1,661
TDK Corp.                                  17,000        2,277
Terumo Corp.                               12,000          363
THK Co., Ltd.                               7,600          320
Toc Co.                                    50,000          292
Toho Bank                                 100,000          347
Tohoku Electric Power                      19,700          232
Tokai Corp.                                 5,000           55
Tokuyama Corp.                             55,000          263
Tokyo Broadcasting                         54,000        2,350
Tokyo Electric Power                       15,200          359
Tokyo Electron, Ltd.                       24,000        3,913
Tokyo Gas Co.                              78,000          172
Tokyo Seimitsu Co., Ltd.                    3,300          345
Tokyo Tomin Bank, Ltd.                      1,700           54
Tokyu Corp.                               414,000        1,625
Toppan Printing Co., Ltd.                  57,000          596
Toshiba Corp.                             476,000        4,618
Tostem Corp.                               16,000          236
Toyo Trust & Banking Co., Ltd. (The)       53,000          194
Toyoda Gosei Co., Ltd.                     13,000          752
Toyota Motor Corp.                        102,000        5,071
Toys R Us - Japan, Ltd. (a)                 3,000          455
Trend Micro, Inc.                             500           75
UNION TOOL Co.                              1,100          149
UNY Co., Ltd.                              28,000          296
West Japan Railway Co.                        893        3,075
World Co., Ltd.                             1,900          143
World Co., Ltd. New (a)                       950           64
Yakult Honsha Co., Ltd.                    16,000          164
Yamaha Corp.                               30,000          203
Yamanouchi Pharmaceutical                 124,000        6,556
Yamato Kogyo Co.                           42,000          136
Yamato Transport                            5,000          126
Yodogawa Steel Works, Ltd.                 71,000          183
York-Benimaru Co., Ltd.                     4,000          103
Yoshitomi Pharmaceutical Ind., Ltd.        29,000          409
                                                   -----------
                                                       276,237
                                                   -----------

LUXEMBOURG - 0.0%
Carrier 1 International SA (a)              1,701          140
Compagnie Luxembourgeoise pour
 l'Audio-Visuel et la Finance               2,023          249
                                                   -----------
                                                           389
                                                   -----------

NETHERLANDS - 6.5%
ABN Amro Holding                           94,204        1,940
AKZO Nobel - ADR                           31,140        1,292
ASM Lithography Holding (a)                88,200        3,517
Buhrmann                                   71,280        1,837
Elsevier                                  128,000        1,245
Equant (a)                                 63,067        4,881
Fortis (NL)                                26,841          675
Getronics                                   3,842          229
Heineken                                   37,450        2,077
Heineken Holding Class A                   15,624          526
Hollandsche Beton Groep                    44,702          549
Hunter Douglas                             54,176        1,236
ING Groep                                 179,289        9,783
Koninklijke (Royal) Philips
 Electronics (a)                           91,552        4,084
Koninklijke Ahold                          11,293          263
Koninklijke KPN                           133,902       13,494
Koninklijke Numico                          4,579          170
Koninklijke Vopak                          12,631          315
KPNQwest (a)                                9,217          383
Laurus                                     20,211          216
Libertel (a)                               20,990          368
Lycos Europe (a)                           10,404          159
Nutreco Holding                            31,400        1,220
Royal Dutch Petroleum Co.                  81,071        4,673
STMicroelectronics                         40,178        7,667
Stork                                      83,940        1,038
TNT Post Group                                 28            1
Unique International                       32,100          737
United Pan-Europe
 Communications New (a)                    79,009        2,875
Vedior                                     73,800          782
Vendex                                    170,200        2,623
Verenigde Nederlandse
 Uitgeversbedrijven                       106,426        5,694
Versatel Telecom International (a)         31,312        1,255
Versatel Telecom International -
 ADR (a)                                   16,900          666
Wereldhave                                 10,338          420
Wolters Kluwer                             51,770        1,223
                                                   -----------
                                                        80,113
                                                   -----------
NEW ZEALAND - 0.4%
Carter Holt Harvey                        773,300          653
Fletcher Challenge Paper                  665,318          746
Lion Nathan, Ltd.                           9,500           19
Telecom Corp. of New Zealand, Ltd.        900,990        3,806
Warehouse Group (The), Ltd.                 8,000           18
                                                   -----------
                                                         5,242
                                                   -----------

                                                           International Fund 69

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
NORWAY - 0.3%
Christiania Bank OG Kreditkasse            45,000          208
Den Norske Creditbank A/S                 131,322          460
EDB Business Partner ASA                      663            9
EDB Business Partner ASA
 2000 Rights (a)                              663            1
Norsk Hydro ASA                            30,500        1,115
Norske Skogindustrier ASA Class A           4,000          132
Orkla ASA Class A                          64,017          990
Petroleum Geo - Services - ADR (a)         43,000          699
Schibsted ASA                               4,249           88
                                                   -----------
                                                         3,702
                                                   -----------

PORTUGAL - 0.3%
Banco Pinto & Sotto Mayor SA               16,788          352
Electricidade de Portugal SA               32,300          573
Portugal Telecom SA (a)                   178,500        1,991
PT MULTIMEDIA - Servicos de
 Telecomunicacoes e Multimedia SGPS SA
 (a)                                        3,430          239
Telecel - Comunicacoes
 Pessoais SA (a)                           45,218          716
                                                   -----------
                                                         3,871
                                                   -----------

SINGAPORE - 0.6%
Chartered Semiconductor Manufacturing,
 Ltd (a)                                    6,000           52
City Developments                           7,700           35
Creative Technology, Ltd.                  21,600          587
Datacraft Asia, Ltd. (a)                    6,000           45
DBS Group Holdings, Ltd. (a)              202,052        2,782
DBS Land, Ltd.                             16,000           23
Jardine Strategic Holdings Ltd. (a)       279,000          686
Natsteel, Ltd.                             10,000           24
Natsteel Electronics, Ltd.                 10,000           57
Oversea-Chinese Banking Corp., Ltd.       212,320        1,456
Overseas Union Bank, Ltd.                   9,456           43
Singapore Airlines, Ltd.
 (Alien Market)                            12,300          128
Singapore Land, Ltd.                       46,000           84
Singapore Land, Ltd. 2005
 Warrants (a)                               9,200            3
Singapore Press Holdings, Ltd.             14,700          288
Singapore Technologies
 Engineering, Ltd.                         27,400           39
Singapore Telecommunications, Ltd.         58,400           84
ST Assembly Test Services, Ltd. - ADR
 (a)                                          500           21
Straits Steamship Land, Ltd.              110,000          131
United Overseas Bank, Ltd.                186,438        1,300
Venture Manufacturing
 (Singapore), Ltd.                         17,000          199
                                                   -----------
                                                         8,067
                                                   -----------

SOUTH KOREA - 0.8%
Samsung Electronics                        13,730        3,712
Samsung Electronics - GDR                  40,324        6,462
                                                   -----------
                                                        10,174
                                                   -----------

SPAIN - 3.1%
Amadeus Global Travel Distribution SA
 Class A (a)                               12,726          157
Banco Bilbao Vizcaya SA                   308,644        4,209
Banco Popular Espanol SA                   50,120        1,353
Banco Santander Central Hispano SA        187,649        1,957
Endesa SA                                 163,033        3,557
Fomento de Construcciones y Contratas
 SA                                        78,000        1,581
Grupo Dragados SA                          24,100          184
Iberdrola SA                              219,867        2,820
Indra Sistemas SA                          11,784          279
Prosegur CIA de Seguridad SA (Regd)        83,200          982
Repsol SA                                  65,058        1,331
Repsol SA - ADR                            91,600        1,889
Tabacalera SA Class A (Regd)              272,174        3,199
Telefonica SA (a)                         453,537       10,093
Union Electrica Fenosa SA                 234,620        4,521
                                                   -----------
                                                        38,112
                                                   -----------

SWEDEN - 2.6%
Assa Abloy AB Series B                     79,771        1,619
Autoliv, Inc.                              69,462        1,945
Electrolux AB Series B                     27,998          473
Hennes & Mauritz AB                         6,419          170
Investor AB Class B                        75,869        1,066
Mo och Domsjo AB Series B                  10,000          235
Modern Times Group MTG AB
 Series B (a)                               2,907          143
Nordbanken Holding AB                     317,000        1,998
OM Gruppen AB                               3,100          129
Skandia Forsakrings AB                     92,890        4,445
Skandinaviska Enskilda Banken Series A     30,544          334
SKF AB Series B                            88,289        1,891
Stora Enso Oyj Class R                     32,066          324
Svenska Handelsbanken AB Series A          40,367          534
Tele1 Europe Holding AB (a)                 6,558          103

70  International Fund

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Telefonaktiebolaget Ericsson (LM)
 Series B                                 173,340       15,408
Tornet Fastighets AB                       52,000          672
Volvo AB Series B                           9,000          217
                                                   -----------
                                                        31,706
                                                   -----------

SWITZERLAND - 3.3%
ABB, Ltd.                                  24,232        2,719
Ares-Serono Group Class B                     534        1,640
Baloise Holding, Ltd.                       1,425        1,188
Barry Callebaut AG (Regd)                   8,885        1,185
Bobst AG                                      300          401
Clariant AG (Regd)                          8,736        3,186
Credit Suisse Group                        10,061        1,817
Fantastic Corp. German Certificate (a)      4,226           78
Forbo Holding AG                            1,520          548
Julius Baer Holding, Ltd. Class B           1,221        4,269
Kuoni Reisen AG Series B                      145          628
Nestle SA                                   1,387        2,445
Novartis AG                                 6,180        8,633
Richemont Series A                            360          875
Roche Holdings Genusscheine AG                185        1,932
Schweizerische Lebensversicherungs-und
 Rentenanstalt (a)                            351          186
SGS Holding (BR) (a)                          120          186
Sulzer AG (Regd)                            1,728        1,106
Sulzer Medica AG (Regd)                     1,000          217
Swatch Group (The) AG                          90           96
Swisscom AG                                 7,473        2,635
UBS AG                                     15,481        3,793
Valora Holding AG (Regd)                    1,200          312
Zurich Allied AG                              947          402
                                                   -----------
                                                        40,477
                                                   -----------

UNITED KINGDOM - 18.7%
3i Group PLC                              106,797        2,138
Alliance & Leicester PLC                   59,579          602
Alliance UniChem PLC                      200,000        1,199
Allied Zurich AG                          205,599        2,045
Anglian Water PLC                         244,916        2,231
Arjo, Wiggins, Appleton PLC               450,000        1,352
ARM Holdings PLC (a)                       34,500          349
Associated British Foods PLC              257,840        1,525
AstraZeneca Group PLC                      23,557          984
Baltimore Technologies PLC (a)              1,000          101
Bank of Scotland Governor
 & Co. PLC                                 82,192          732
Barclays PLC                              106,613        2,727
Bass PLC                                  208,080        2,438
BBA Group PLC                             141,129          868
BG Group PLC                              577,422        3,486
Billiton PLC                               76,300          284
Blue Circle Industries PLC                353,000        2,369
BOC Group PLC                              67,786        1,116
Boots Co. PLC                             273,000        2,097
BP Amoco PLC                              799,238        6,900
British Aerospace PLC                   1,307,456        8,041
British Airways PLC                       584,007        3,055
British American Tobacco PLC               21,190          132
British Sky Broadcasting Group PLC         30,700          753
British Telecom PLC                       404,363        7,240
Bunzl PLC                                 443,101        1,997
Cable & Wireless Communications PLC
 (a)                                        8,500          127
Cable & Wireless PLC                      350,026        5,809
Cadbury Schweppes PLC                      84,700          580
Carillion PLC                             177,269          270
Carlton Communications PLC                 14,000          170
Celltech Group PLC (a)                    169,000        2,789
Centrica PLC                              419,000        1,500
CMG PLC                                     3,200          208
Coats Viyella PLC                         290,000          216
COLT Telecom Group PLC - ADR (a)            2,700          457
Commercial Union Assurance
 Co. PLC                                  223,829        3,210
Compass Group PLC                          66,581          959
Computacenter PLC                          47,120          745
Corus Group PLC (a)                       628,300          846
Courtaulds Textile Co. PLC                130,000          285
Diageo PLC                                817,199        6,591
Dixons Group PLC New (a)                   56,062          227
Elan Corp. PLC - ADR (a)                   87,600        3,756
Energis PLC (a)                            33,830        1,671
Enterprise Oil PLC                         12,700           93
Fairview Holdings PLC                      79,719          195
FirstGroup PLC                             29,200           68
Freeserve PLC (a)                         336,200        1,871
Gallaher Group PLC                        188,837          926
GKN PLC                                   222,300        3,080
Glaxo Wellcome PLC                        283,429        8,760
Glynwed International PLC                  58,400          202
Granada Group PLC                           3,382           33
Great University Stores PLC               478,900        2,900
Halifax PLC                               110,900        1,039
Hanson PLC                                 35,000          256
Hays PLC                                   39,200          271
HSBC Holdings PLC                         176,978        1,957
Hyder PLC                                 151,606          590
Imperial Chemical Industries PLC          192,339        1,647
Invensys PLC                            1,055,800        5,096
Jazztel PLC (a)                             9,947          493
Kingfisher PLC                             39,500          323

                                                           International Fund 71

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                         --------     --------
Ladbroke Group, Ltd. PLC                   53,300          224
Laird Group PLC                           228,447          697
LASMO PLC                                 430,000          723
Lloyds TSB Group PLC                      186,276        1,818
Marconi PLC                                52,900          658
Marks & Spencer PLC                       316,700        1,172
MEPC PLC                                  234,337        1,551
MFI Furniture Group PLC                   122,230          133
Misys PLC                                  55,800          640
Morgan Crucible PLC                       436,865        1,738
National Grid Group PLC                   118,205          975
National Power PLC                         36,645          167
Newco (a)                                   8,000           41
Northern Foods PLC                         59,647           94
Nycomed Amersham PLC                       31,317          239
Ocean Group PLC                            15,400          295
Pearson PLC                                74,500        2,521
Powell Duffryn PLC                         68,000          402
PowerGen PLC                              585,315        3,682
Prudential Corp. PLC                       40,200          617
Railtrack Group PLC                       127,124        1,633
Rank Group PLC                            285,000          656
Reckitt Benckiser PLC                      32,400          333
Reed International                        529,128        3,683
Reuters Group PLC                          37,800          677
Rexam PLC                                 424,500        1,626
Rio Tinto Corp. PLC (Regd)                199,983        3,114
Royal & Sun Alliance Insurance Group
 PLC                                      813,833        4,562
Royal Bank of Scotland Group PLC          395,817        6,175
Safeway PLC                               436,722        1,472
Sage Group PLC (The)                       34,100          380
Schroders PLC (a)                           8,000          124
Scottish & Southern Energy PLC            135,270        1,163
ScottishPower PLC                         281,600        2,250
SEMA Group PLC                             13,400          216
Shell Transport & Trading Co. PLC         612,033        5,015
Smith & Nephew PLC                        769,100        2,215
SmithKline Beecham PLC                    231,562        3,173
Somerfield PLC                            824,902          726
SSL International PLC                      77,000          782
Standard Chartered Bank Group PLC          26,200          354
Sun Life and Provincial Holdings PLC       85,859          615
Tarmac PLC (a)                            220,067        2,006
Tate & Lyle, Ltd. PLC                      48,000          170
TeleWest Communications PLC (a)           477,338        2,921
Tesco Store Holdings PLC                  123,600          420
Thistle Hotels PLC                        272,222          502
Thus PLC (a)                              146,000          848
TI Group PLC                               22,000          120
Tomkins PLC                             1,147,995        3,526
Trinity PLC                               143,000        1,110
Unilever PLC                              265,400        1,595
United Biscuits (Holdings) PLC            190,000          784
United Newspaper, Ltd. PLC                 13,100          170
Vodafone Group PLC                      7,003,337       32,057
Williams PLC                              411,100        2,319
Wimpey (George), Ltd. PLC                 150,000          270
Wolseley PLC                              280,810        1,539
Woolwich PLC                               44,600          218
WPP Group PLC                              77,384        1,247
Zeneca Group PLC                           70,851        2,970
                                                   -----------
                                                       231,100
                                                   -----------

UNITED STATES - 0.6%
Flextronics International,Ltd. (a)         41,300        2,899
Global TeleSystems Group, Inc. (a)         80,840        1,177
MIH, Ltd. (a)                              16,900          786
Magna Entertainment Corp.
 Class A (a)                                  800            3
NTL, Inc. (a)                              24,300        1,859
VIA NET.WORKS, Inc. (a)                     5,967          106
                                                   -----------
                                                         6,830
                                                   -----------

TOTAL COMMON STOCKS
(cost $984,236)                                      1,142,590
                                                   -----------

PREFERRED STOCKS - 1.3%
AUSTRALIA - 0.1%
News Corp., Ltd.                           83,552          899
                                                   -----------

GERMANY - 1.2%
Dyckerhoff AG (a)                           2,500           55
Fresenius AG                               14,800        3,276
Hugo Boss AG (a)                            6,380        1,003
Krones AG                                  14,000          406
M.A.N. AG                                   2,500           49
Marschollek, Lautenschlaeger und
 Partner AG                                   350          186
Porsche AG                                    606        1,543
ProSieben Media AG                          2,155          192
Rheinmetall AG                             26,500          245
SAP AG                                     12,339        7,274
Volkswagen AG                               1,800           40
Wella AG - (a)                             33,729          859
                                                   -----------
                                                        15,128
                                                   -----------

ITALY - 0.0%
Fiat SPA (a)                                3,139           46
                                                   -----------

TOTAL PREFERRED STOCKS
(cost $14,151)                                          16,073
                                                   -----------

72  International Fund

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                        PRINCIPAL      MARKET
                                         AMOUNT         VALUE
                                          (000)         (000)
                                            $             $
                                        ---------     --------
LONG-TERM INVESTMENTS - 0.1%
JAPAN - 0.1%
Yamanouchi Pharmaceutical (conv.) (a)
 1.250% due 03/31/14                   JPY 30,000          799
                                                   -----------

TOTAL LONG-TERM INVESTMENTS
(cost $326)                                                799
                                                   -----------

SHORT-TERM INVESTMENTS - 5.1%
UNITED STATES - 5.1%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                         58,439       58,439
United States Treasury Bills
 5.465% due 06/29/00 (b)(c)(d)              5,000        4,955
                                                   -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $63,394)                                          63,394
                                                   -----------

TOTAL INVESTMENTS - 99.2%
(identified cost $1,062,107)                         1,222,856

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                              10,181
                                                   -----------


NET ASSETS - 100.0%                                  1,233,037
                                                   ===========


(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
GDS - Global Depositary Share


Foreign Currency Abbreviations:
CAD - Canadian dollar
CHF - Swiss franc
EUR - Euro dollar
GBP - British pound
JPY - Japanese yen
NOK - Norweigian krona
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 73

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

                                              UNREALIZED
                                   NUMBER    APPRECIATION
                                      OF    (DEPRECIATION)
FUTURES CONTRACTS                 CONTRACTS     (000)
                                  ---------  ------------

CAC-40 Index
 Futures Contracts (France)
 expiration date 06/00                 245  $       29

DAX Index
 Futures Contracts (Germany)
 expiration date 06/00                  71        (489)

FTSE-100 Index
 Futures Contracts (UK)
 expiration date 06/00                 179        (205)

TOPIX Index
 Futures Contracts (Japan)
 expiration date 06/00                 124         106
                                            ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                        $     (559)
                                            ==========


                                                    MARKET
                                       % OF         VALUE
                                       NET          (000)
INDUSTRY DIVERSIFICATION              ASSETS          $
                                     --------     --------
Auto &Transportation                    4.2%        51,243
Consumer Discretionary                 10.3        127,081
Consumer Staples                        4.1         51,118
Financial Services                     15.6        191,950
Health Care                             6.2         76,770
Integrated Oils                         1.0         11,827
Materials & Processing                  8.9        109,564
Miscellaneous                           0.7          8,201
Other Energy                            4.9         60,896
Producer Durables                      10.9        134,855
Technology                              7.5         92,125
Utilities                              19.7        243,032
Long-Term Investments                   0.1            800
Short-Term Investments                  5.1         63,394
                                    --------     ---------

Total Investments                      99.2      1,222,856
Other Assets and Liabilites, Net        0.8         10,181
                                    --------     ---------
NET ASSETS                            100.0%     1,233,037
                                    ========     =========


                                                    MARKET
                                       % OF         VALUE
                                       NET          (000)
GEOGRAPHIC DIVERSIFICATION            ASSETS          $
                                     --------     --------
Europe                                 42.3%       521,595
Japan                                  22.4        276,236
United Kingdom                         18.8        231,100
Pac Basin                               5.3         65,881
Other                                   5.2         63,850
Long-Term Investments                   0.1            800
Short-Term Investments                  5.1         63,394
                                     -------     ---------
Total Investments                      99.2      1,222,856
Other Assets and Liabilities, Net       0.8         10,181
                                     -------     ---------
NET ASSETS                            100.0%     1,233,037
                                     =======     =========


See accompanying notes which are an integral part of the financial statements.

74  International Fund

INTERNATIONAL FUND

                                                      April 30, 2000 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    UNREALIZED
  CONTRACTS TO       IN EXCHANGE                   APPRECIATION
     DELIVER             FOR         SETTLEMENT   (DEPRECIATION)
      (000)             (000)           DATE          (000)
----------------   --------------  -------------  --------------
 USD   16,058       EUR   16,450      06/16/00     $   (1,054)
 USD      977       EUR    1,000      06/16/00            (65)
 USD    1,438       EUR    1,500      06/16/00            (69)
 USD      961       EUR    1,000      06/16/00            (49)
 USD      940       EUR    1,000      06/16/00            (28)
 USD    2,179       EUR    2,350      06/16/00            (35)
 USD    1,837       EUR    2,000      06/16/00            (13)
 USD   10,356       EUR   10,600      06/16/00           (687)
 USD   11,935       GBP    7,575      06/16/00           (137)
 USD    2,386       GBP    1,500      06/16/00            (50)
 USD      790       GBP      500      06/16/00            (11)
 USD      789       GBP      500      06/16/00            (11)
 USD    4,795       GBP    3,050      06/16/00            (44)
 USD    9,021       JPY  950,000      06/16/00           (149)
 USD      955       JPY  100,000      06/16/00            (21)
 USD      958       JPY  100,000      06/16/00            (25)
 USD      476       JPY   50,000      06/16/00             (9)
 USD      954       JPY  100,000      06/16/00            (20)
 USD      948       JPY  100,000      06/16/00            (14)
 USD    6,648       JPY  700,000      06/16/00           (111)
 EUR    1,000       USD      972      06/16/00             59
 EUR    1,500       USD    1,451      06/16/00             83
 EUR    1,000       USD      961      06/16/00             49
 GBP      500       USD      796      06/16/00             17
 GBP      500       USD      798      06/16/00             19
 JPY  100,000       USD      958      06/16/00             24
 JPY  100,000       USD      984      06/16/00             50
                                                  -----------
                                                  $    (2,301)
                                                  ===========


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                    UNREALIZED
  CONTRACTS TO       IN EXCHANGE                   APPRECIATION
     DELIVER             FOR         SETTLEMENT   (DEPRECIATION)
      (000)             (000)           DATE          (000)
----------------   --------------  -------------  --------------
 USD        6       CAD        9      05/02/00     $       --
 USD      214       EUR      231      05/02/00             (4)
 USD       74       EUR       81      05/03/00             --
 USD      865       EUR      946      05/03/00             (5)
 USD      210       EUR      223      05/31/00             (7)
 USD      458       EUR      486      05/31/00            (16)
 USD      335       EUR      362      05/31/00             (6)
 USD      415       JPY   44,079      05/01/00             (7)
 USD      874       JPY   92,581      05/01/00            (18)
 USD       74       JPY    7,789      05/01/00             (2)
 USD       57       JPY    6,088      05/02/00             (1)
 USD      887       JPY   95,111      05/02/00             (6)
 USD      364       SEK    3,249      05/03/00             (2)
 USD        8       SGD       14      05/02/00             --
 CHF      573       USD      336      05/01/00              4
 EUR       85       USD       78      05/01/00             --
 EUR      325       USD      295      05/02/00             (1)
 EUR       94       USD       85      05/02/00             --
 EUR      332       USD      302      05/02/00             (1)
 EUR      959       USD      870      05/02/00             (2)
 EUR       50       USD       46      05/03/00             --
 EUR      200       USD      182      05/04/00             --
 EUR      138       USD      130      05/31/00              4
 EUR      190       USD      172      05/31/00             (1)
 EUR       59       USD       54      05/31/00              1
 EUR      131       CHF      206      05/03/00              1
 GBP      167       USD      264      05/02/00              4
 JPY    5,628       USD       52      05/01/00              1
 NOK      672       SEK      675      05/03/00             --
 NOK      678       SEK      675      05/03/00             --
 SEK      892       USD      101      05/02/00              1
 SEK    1,898       EUR      231      05/02/00             (1)
                                                  -----------
                                                  $       (64)
                                                  ===========


See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  75

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $1,062,107). . . . . . .   $1,222,856
Foreign currency holdings (identified cost $6,750). . . . . . .        6,585
Unrealized appreciation on forward foreign currency exchange
contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .          301
Unrealized appreciation on foreign currency exchange spot
contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .           16
Receivables:
 Dividends and interest . . . . . . . . . . . . . . . . . . . .        2,947
 Investments sold . . . . . . . . . . . . . . . . . . . . . . .       12,979
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . . .        3,096
 Foreign taxes recoverable. . . . . . . . . . . . . . . . . . .        1,067
 Daily variation margin on futures contracts. . . . . . . . . .        1,513
Prepaid expenses. . . . . . . . . . . . . . . . . . . . . . . .           15
                                                                  ----------

   Total assets . . . . . . . . . . . . . . . . . . . . . . . .    1,251,375

LIABILITIES
Payables:
 Investments purchased . . . . . . . . . . . . .    $ 13,223
 Fund shares redeemed. . . . . . . . . . . . . .       1,271
 Accrued fees to affiliates. . . . . . . . . . .         855
 Other accrued expenses. . . . . . . . . . . . .         307
Unrealized depreciation on forward foreign
currency exchange contracts. . . . . . . . . . .       2,602
Unrealized depreciation on foreign currency               80
exchange spot contracts. . . . . . . . . . . . .    --------

   Total liabilities. . . . . . . . . . . . . . . . . . . . . .       18,338
                                                                  ----------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,233,037
                                                                  ==========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income. .   $   (2,383)
Accumulated net realized gain (loss). . . . . . . . . . . . . .      108,706
Unrealized appreciation (depreciation) on:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . . .      160,749
 Futures contracts. . . . . . . . . . . . . . . . . . . . . . .         (559)
 Foreign currency-related transactions. . . . . . . . . . . . .       (2,774)
Shares of beneficial interest . . . . . . . . . . . . . . . . .          287
Additional paid-in capital. . . . . . . . . . . . . . . . . . .      969,011
                                                                  ----------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,233,037
                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($28,320,834 divided by 659,024 shares of $.01 par
 value shares of beneficial interest outstanding) . . . . . . .   $    42.97
                                                                  ==========
 Class I ($1,166,754,843 divided by 27,129,481 shares of $.01
 par value shares of beneficial interest outstanding) . . . . .   $    43.01
                                                                  ==========
 Class Y ($37,961,345 divided by 882,584 shares of $.01 par
 value shares of beneficial interest outstanding) . . . . . . .   $    43.01
                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

76  International Fund

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                  FOUR MONTHS ENDED
                                                    APRIL 30, 2000        YEAR ENDED
                                                     (UNAUDITED)       DECEMBER 31, 1999
                                                  ------------------   ------------------
INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . .   $            6,701   $           22,034
 Dividends from Money Market Fund . . . . . . .                  872                2,688
 Interest . . . . . . . . . . . . . . . . . . .                   --                  491
 Less foreign taxes withheld. . . . . . . . . .                 (858)              (2,525)
                                                  ------------------   ------------------

   Total investment income. . . . . . . . . . .                6,715               22,688
                                                  ------------------   ------------------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .                2,920                7,599
 Administrative fees. . . . . . . . . . . . . .                  208                  546
 Custodian fees . . . . . . . . . . . . . . . .                  795                2,067
 Transfer agent fees. . . . . . . . . . . . . .                  147                  490
 Professional fees. . . . . . . . . . . . . . .                   27                   65
 Registration fees. . . . . . . . . . . . . . .                   28                   97
 Shareholder servicing fees - Class E . . . . .                   25                   44
 Trustees' fees . . . . . . . . . . . . . . . .                    4                    6
 Miscellaneous. . . . . . . . . . . . . . . . .                   33                  107
                                                  ------------------   ------------------

   Total expenses . . . . . . . . . . . . . . .                4,187               11,021
                                                  ------------------   ------------------

Net investment income . . . . . . . . . . . . .                2,528               11,667
                                                  ------------------   ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .               67,667              124,531
 Futures contracts. . . . . . . . . . . . . . .                4,357               17,317
 Foreign currency-related transactions. . . . .               (3,318)              (9,253)
                                                  ------------------   ------------------
                                                              68,706              132,595
                                                  ------------------   ------------------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .             (126,372)             161,400
 Futures contracts. . . . . . . . . . . . . . .               (4,640)               2,286
 Foreign currency-related transactions. . . . .               (2,861)               2,612
                                                  ------------------   ------------------
                                                            (133,873)             166,298
                                                  ------------------   ------------------

Net realized and unrealized gain (loss) . . . .              (65,167)             298,893
                                                  ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .   $          (62,639)  $          310,560
                                                  ==================   ==================

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  77

INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                         FOUR MONTHS ENDED
                                          APRIL 30, 2000         YEAR ENDED          YEAR ENDED
                                            (UNAUDITED)       DECEMBER 31, 1999   DECEMBER 31, 1998
                                         -----------------    -----------------   --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income . . . . . .         $       2,528       $   11,667           $    14,307
 Net realized gain (loss). . . . .                68,706          132,595                39,005
 Net change in unrealized
 appreciation (depreciation) . . .              (133,873)         166,298                73,399
                                           -------------       ----------           -----------

   Net increase (decrease) in net
   assets from operations. . . . .               (62,639)         310,560               126,711
                                           -------------       ----------           -----------

DISTRIBUTIONS
   Class E . . . . . . . . . . . .                    --             (276)                   --
   Class I . . . . . . . . . . . .                    --          (12,571)              (15,707)
 From net realized gain
   Class E . . . . . . . . . . . .                  (946)          (1,407)                   --
   Class I . . . . . . . . . . . .               (39,155)         (59,070)              (16,426)
                                           -------------       ----------           -----------

     Net decrease in net assets
     from distributions. . . . . .               (40,101)         (73,324)              (32,133)
                                           -------------       ----------           -----------

SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions. .                41,560           43,302               (53,634)
                                           -------------       ----------           -----------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS . . . . . . . . . . . .               (61,180)         280,538                40,944

NET ASSETS
 Beginning of period . . . . . . .             1,294,217        1,013,679               972,735
                                           -------------       ----------           -----------
 End of period (including accumulated
  distributions in excess of net
  investment income of $2,383, $4,911
  and $4,172, respectively). . . .         $   1,233,037       $1,294,217           $ 1,013,679
                                           =============       ==========           ===========

See accompanying notes which are an integral part of the financial statements.

78  International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2000*    1999**
                                                           -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 46.68   $ 39.07
                                                           -------   -------

INCOME FROM OPERATIONS
 Net investment income (a)***. . . . . . . . . . . . . .        --       .24
 Net realized and unrealized gain (loss) . . . . . . . .     (2.27)     9.73
                                                           -------   -------

   Total income from operations. . . . . . . . . . . . .     (2.27)     9.97
                                                           -------   -------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .        --      (.38)
 From net realized gain. . . . . . . . . . . . . . . . .     (1.44)    (1.98)
                                                           -------   -------

   Total distributions . . . . . . . . . . . . . . . . .     (1.44)    (2.36)
                                                           -------   -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 42.97   $ 46.68
                                                           =======   =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .     (4.94)    25.87

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .     28,321   30,541

 Ratios to average net assets (%)(c):
 Operating expenses. . . . . . . . . . . . . . . . . . .       1.26     1.27
 Net investment income . . . . . . . . . . . . . . . . .        .34      .92

   Portfolio turnover rate (%) . . . . . . . . . . . . .      36.87   118.99

*   For the four months ended April 30, 2000 (Unaudited).
** For the period May 14, 1999 (commencement of sale) to December 31, 1999. *** Less than .01c per share for the period ended April 30, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          International Fund  79

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                    2000*        1999       1998         1997       1996       1995
                                                 ---------    ---------   ---------    ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . .    $   46.67    $   38.03   $   34.60    $  37.39   $   36.26  $   34.28
                                                 ---------    ---------   ---------    ---------  ---------  ---------

INCOME FROM OPERATIONS
 Net investment income (a). . . . . . . . . .          .09          .43         .52          .46        .44        .48
 Net realized and unrealized gain (loss). . .        (2.31)       10.93        4.10         (.28)      2.41       3.16
                                                 ---------    ---------   ---------    ---------  ---------  ---------
   Total income from operations . . . . . . .        (2.22)       11.36        4.62          .18       2.85       3.64
                                                 ---------    ---------   ---------    ---------  ---------  ---------

DISTRIBUTIONS
 From net investment income . . . . . . . . .           --         (.48)       (.59)        (.55)      (.35)      (.72)
 From net realized gain . . . . . . . . . . .        (1.44)       (2.24)       (.60)       (2.42)     (1.37)      (.94)
                                                 ---------    ---------   ---------    ---------  ---------  ---------

   Total distributions. . . . . . . . . . . .        (1.44)       (2.72)      (1.19)       (2.97)     (1.72)     (1.66)
                                                 ---------    ---------   ---------    ---------  ---------  ---------

NET ASSET VALUE, END OF PERIOD. . . . . . . .    $   43.01    $   46.67   $   38.03    $   34.60  $   37.39  $   36.26
                                                 =========    =========   =========    =========  =========  =========

TOTAL RETURN (%)(b)(d). . . . . . . . . . . .        (4.83)       30.46       13.52          .58       7.98      10.71

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . .    1,166,755    1,263,676   1,013,679      972,735    944,380    796,777

 Ratios to average net assets (%)(c)(d):
   Operating expenses, net. . . . . . . . . .          .99         1.00         .98         1.00       1.04        .88
   Operating expenses, gross. . . . . . . . .          .99         1.00         .98         1.00       1.05        .89
   Net investment income. . . . . . . . . . .          .60         1.07        1.38         1.14       1.20       1.41

 Portfolio turnover rate (%). . . . . . . . .        36.87       118.99       64.47        79.45      42.69      36.78

*   For the four months ended April 30, 2000 (Unaudited).
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

80  International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                      2000*
                                                                     -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .   $ 46.09
                                                                     -------

INCOME FROM OPERATIONS
 Net investment income (a)** . . . . . . . . . . . . . . . . . . .        --
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .     (3.08)
                                                                     -------

   Total income from operations. . . . . . . . . . . . . . . . . .     (3.08)
                                                                     -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .   $ 43.01
                                                                     =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .     (6.68)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .    37,961

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . . . . . .       .92
   Net investment income . . . . . . . . . . . . . . . . . . . . .      1.09

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .     36.87

* For the period March 29, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
**  Less than .01c per share.
(a) Average month-end shares were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                          International Fund  81

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
LONG-TERM INVESTMENTS - 98.9%
ASSET-BACKED SECURITIES - 9.3%
Advanta Equipment Receivables
 Series 2000-1 Class A3
 7.405% due 02/15/07                             1,600           1,590
Americredit Automobile Receivables Trust
 Series 2000-A Class A4
 7.290% due 12/12/06                             1,575           1,565
ANRC Automobile Owner Trust
 Series 1999-A Class A4
 6.940% due 04/17/06                             1,700           1,677
Arcadia Automobile Receivables Trust
 Series 1998-B Class A3
 5.950% due 11/15/02                               728             725
Associates Manufactured Housing
 Pass-thru Certificates
 Series 1996-1 Class A5
 7.600% due 03/15/27                               870             849
 Series 1997-2 Class A3
 6.275% due 03/15/28                               436             436
BankAmerica Manufactured
 Housing Contract
 Series 1997-1 Class A4
 6.195% due 06/10/10                               431             428
Bombardier Capital Mortgage
 Securitization Corp.
 Series 1999-B Class A3
 7.180% due 12/15/15                             1,230           1,210
 Series 2000-A Class A2
 7.575% due 06/15/30                             1,075           1,065
California Infrastructure PG&E-1
 Series 1997-1 Class A7
 6.420% due 09/25/08                               845             812
California Infrastructure SDG&E
 Series 1997-1 Class A6
 6.310% due 09/25/08                             4,050           3,856
Capital One Master Trust
 Series 2000-1 Class A
 7.100% due 04/17/06                             1,200           1,195
Case Equipment Loan Trust
 Series 1999-B Class A4
 6.900% due 06/15/06                             1,245           1,228
Charter Financial, Inc.
 Series 1999-1 Class A4
 7.070% due 01/25/06                             2,075           2,057
Chase Credit Card Master Trust
 Series 1999-3 Class B
 6.950% due 01/15/07                               200             195
Citibank Credit Card Master Trust I
 Series 1997-3 Class A
 6.839% due 02/10/04                             1,100           1,090
 Series 1999-1 Class A
 5.500% due 02/15/06                               500             468
Conseco Finance Securitizations Corp.
 Series 2000-1 Class A4
 7.620% due 05/01/31                               645             635
Copelco Capital Funding Corp.
 Series 2000-A Class A3
 7.120% due 08/18/03                             1,740           1,730
Cross Country Master Credit Card Trust
 II
 Series 1999-1 Class A
 6.500% due 09/15/05 (a)                         1,700           1,700
DaimlerChrysler Auto Trust
 Series 2000-A Class A3
 7.090% due 12/06/03                             1,735           1,727
 Series 2000-A Class A4
 7.230% due 01/06/05                             1,520           1,514
Discover Card Master Trust I
 Series 1998-7 Class A
 5.600% due 05/15/06                             1,750           1,653
Federal Housing Authority:
 Project Citi 68
 7.430% due 06/27/21 (a)                         1,166           1,116
First Sierra Receivables
 Series 2000-1 Class A1
 7.490% due 01/18/05                             1,555           1,551
Fleetwood Credit Corporation
 Grantor Trust
 Series 1997-B Class A
 6.400% due 05/15/13                             2,101           2,079
Ford Credit Automobile Owner Trust
 Series 1999-D Class A5
 6.520% due 09/15/03                             1,940           1,907
 Series 2000-A Class B
 7.370% due 07/15/04                             2,000           1,991
Green Tree Financial Corp.
 Series 1994-1 Class A4
 7.200% due 04/15/19                             1,771           1,766
 Series 1996-8 Class A6
 7.600% due 10/15/27                               445             441
 Series 1997-4 Class A5
 6.880% due 02/15/29                               720             701

82  Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
Green Tree Home Improvement
 Loan Trust
 Series 1998-D Class HEA5
 6.320% due 08/15/29                             1,360           1,284
 Series 1998-D Class HIA2
 5.940% due 06/15/29                               255             254
 Series 1998-E Class HIA1
 5.907% due 08/15/07                               170             169
Green Tree Lease Finance
 Series 1998-1 Class A4
 5.740% due 01/20/04                               610              593
Green Tree Recreational, Equipment &
 Consumer Loan Trust
 Series 1998-A Class A1C
 6.180% due 06/15/19                               298              290
 Series 1998-C Class A4
 6.170% due 02/15/11                               465              457
Heller Equipment Asset
 Receivables Trust
 Series 1999-1 Class A3
 5.500% due 07/13/03                             3,465            3,409
 Series 1999-2 Class A3
 6.650% due 03/14/04                             3,600            3,561
Household Automotive Trust IV
 Series 2000-1 Class A3
 7.300% due 07/19/04                             4,830            4,828
Ikon Receivables, L.L.C.
 Series 1999-1 Class A3
 5.990% due 05/15/05                             2,500            2,455
IndyMac Home Equity Loan Trust Step Up
 Bond
 Series 1998-A Class AF4
 6.310% due 10/25/29 (a)                           855              811
 Series 2000-A Class AF2
 7.820% due 05/25/26 (a)                         2,755            2,754
MBNA Master Credit Card Trust
 Series 1999-G Class B
 6.600% due 12/15/06                             1,250            1,207
MMCA Auto Owner Trust
 Series 1999-2 Class A3
 7.000% due 05/15/04                             1,165            1,156
Navistar FinancialCorp. Owner Trust
 Series 2000-A Class A4
 7.340% due 01/15/07                             2,345            2,342
Onyx Acceptance Automobile Trust
 Series 2000-A Class A4
 7.420% due 12/15/04                             2,710            2,717
PacificAmerica Home Equity Loan
 Step Up Bond
 Series 1998-2 Class AF
 6.590% due 06/26/28 (a)                         1,217            1,178
Peco Energy Transition Trust
 Series 1999-A Class A4
 5.800% due 03/01/07                             1,800            1,697
 Series 1999-A Class A6
 6.050% due 03/01/09                             4,360            4,049
 Series 2000-A Class A4
 7.650% due 03/01/10                               315              314
PNC Student Loan Trust I
 Series 1997-2 Class A7
 6.728% due 01/25/07                               250              243
Premier Automobile Trust
 Series 1999-3 Class A4
 6.430% due 03/08/04                             1,925            1,884
Residential Asset Securities
 Corporation II, Inc.
 Series 2000-KS2 Class AI4
 7.895% due 10/25/28                               630              627
 Series 2000-KS2 Class AI6
 7.830% due 03/25/31                               315              309
Residential Funding Mortgage
 Securities II, Inc.
 Series 1999-HI1 Class A3
 6.310% due 09/25/29                               900              878
 Series 1999-HI6 Class AI3
 7.340% due 07/25/12                             1,440            1,416
 Series 2000-HI1 Class AI3
 7.660% due 09/25/12                             1,445            1,434
Sears Credit Account Master Trust
 Series 1995-5 Class A
 6.050% due 01/15/08                             1,070            1,035
 Series 1999-2 Class A
 6.350% due 02/15/07                             3,890            3,795
Sears Mortgage Securities Corp.
 Series 1992 Class A
 7.587% due 10/25/22 (a)                           853              863
Team Fleet Financing Corp.
 Series 1997-1 Class A
 7.350% due 05/15/03                             1,975            1,955
UCFC Home Equity Loan
 Series 1996-B1 Class A4
 7.525% due 12/15/17                               276              275
Union Acceptance Corp.
 Step Up Bond
 Series 1999-D Class A4
 6.850% due 02/08/06 (a)                         1,225            1,208
USAA Auto Loan Grantor Trust
 Series 1998-1 Class A
 5.800% due 01/15/05                             1,036            1,029

                                                         Fixed Income I Fund  83

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
Vanderbilt Mortgage & Finance, Inc.
 Series 1999-A Class 1A3
 6.080% due 12/07/15                               530              494
 Series 1999-B Class 1A3
 6.280% due 03/07/13                               880              847
 Series 1999-D Class IA2
 6.815% due 08/07/12                             1,410            1,373
West Penn Funding, LLC
 Series 1999-A Class A2
 6.630% due 12/26/05                             3,200            3,151
WFS Financial Owner Trust
 Series 2000-A Class A3
 7.220% due 09/20/04                             1,615            1,604
World Omni Automobile Lease
 Securitization Trust
 Series 1997-A Class B
 6.490% due 06/25/03                               774              772
                                                              ---------
                                                                101,674
                                                              ---------

BANKERS ACCEPTANCE NOTES - 0.1%
Mellon Bank, NA
 7.625% due 09/15/07                               510              504
Signet Bank
 7.800% due 09/15/06                               480              475
                                                              ---------
                                                                    979
                                                              ---------

CORPORATE BONDS AND NOTES - 20.5%
Ahold Finance USA, Inc.
 6.250% due 05/01/09                             2,560            2,227
 6.875% due 05/01/29                               415              341
Air Products & Chemicals, Inc.
 8.750% due 04/15/21                               300              313
Albertson's, Inc.
 7.450% due 08/01/29                               885              825
Allegiance Corp.
 7.000% due 10/15/26                               100               94
America West Airlines
 Series A
 6.850% due 07/02/09                               558              515
American Financial Group, Inc.
 7.125% due 04/15/09                             1,000              890
American Health Properties, Inc.
 7.050% due 01/15/02                               650              628
Appalachian Power Co.
 6.800% due 03/01/06                             1,250            1,200
Archer Daniels Co.
 8.375% due 04/15/17                               900              921
ARG Funding Corp.
 Series 1999-1A Class A3
 6.020% due 05/20/05                             1,400            1,326
Aristar, Inc.
 6.000% due 05/15/02                             1,935            1,877
Associates Corp. of North America
 6.500% due 10/15/02                               400              390
 Series H
 7.090% due 04/11/03                               400              395
 5.500% due 02/15/04                             2,000            1,851
AT&T Corp.
 6.500% due 03/15/29                             2,250            1,898
 8.625% due 12/01/31                               440              429
Atlantic Richfield Co.
 9.125% due 08/01/31                               700              828
Avco Financial Services, Inc.
 6.000% due 08/15/02                               400              387
Baltimore Gas & Electric Co.
 6.500% due 02/15/03                               550              536
Bank of New York, Inc.
 7.875% due 11/15/02                               500              505
Bank One Corp.
 Series G
 6.875% due 08/01/06 (a)                           695              659
BankAmerica Corp.
 6.850% due 03/01/03                               425              417
BankBoston Corp.
 6.125% due 03/15/02                             1,200            1,169
Barnett Bank, Inc.
 6.900% due 09/01/05                               665              643
Baxter International, Inc.
 6.630% due 02/15/28                             1,150              936
Bear Stearns Co., Inc.
 6.630% due 03/28/03 (a)                         1,800            1,798
Bell Telephone Co. of Pennsylvania
 8.350% due 12/15/30                               645              682
BellSouth Capital Funding Corp.
 7.875% due 02/15/30                             1,000              993
BellSouth Telecommunications, Inc.
 7.000% due 12/01/95                               295              250
Beneficial Corp.
 8.400% due 05/15/08                               757              796
Block Financial
 8.500% due 04/15/07                               500              483
Burlington Northern Santa Fe
 7.875% due 04/15/07                               210              208
 7.082% due 05/13/29                             1,100              942
Camden Property Trust
 7.000% due 04/15/04                             1,310            1,256
Campbell Soup Co.
 8.875% due 05/01/21                               500              536
Carolina Power & Light Co.
 6.875% due 08/15/23                               250              223

84  Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
Case Corp.
 7.250% due 08/01/05                               395              363
 7.250% due 01/15/16                               400              358
Case Credit Corp.
 Series B
 5.850% due 02/20/01                             3,000            2,970
Caterpillar Financial Services Corp.
 9.500% due 02/06/07                                80               87
Central Fidelity Banks, Inc.
 8.150% due 11/15/02                               280              283
Central Power & Light Co.
 Series FF
 6.875% due 02/01/03                               550              541
Champion International Corp.
 6.400% due 02/15/26                               570              521
Chase Manhattan Corp.
 Series C
 6.750% due 12/01/04                             1,065            1,031
Chesapeake & Potomac
 Telephone Co.
 8.375% due 10/01/29                               405              429
Chrysler Financial Co., LLC
 Series R
 6.300% due 02/10/03  (a)                        2,000            2,016
Cincinnati Gas & Electric Co.
 7.200% due 10/01/23                               250              217
CIT Group, Inc.
 6.150% due 12/15/02                               300              288
 5.625% due 10/15/03                             2,100            1,974
 7.250% due 08/15/05                               750              730
Citicorp
 6.210% due 05/24/01 (a)                         2,000            2,000
 6.235% due 05/24/01 (a)                         3,000            3,000
 9.500% due 02/01/02                               195              202
 7.125% due 06/01/03                               485              479
Citigroup, Inc.
 6.875% due 02/15/98                               920              780
City National Bank
 6.375% due 01/15/08                               575              523
Coca Cola Enterprises, Inc.
 7.000% due 10/01/26                               665              631
Comcast Cable Communications
 8.375% due 05/01/07                               300              303
 6.200% due 11/15/08                               950              834
Comerica Bank
 7.250% due 06/15/07                               700              673
 6.000% due 10/01/08                               275              241
Commercial Credit Group, Inc.
 7.875% due 07/15/04                               500              506
 6.500% due 06/01/05                               300              287
 8.700% due 06/15/10                               795              852
Commonwealth Edison Co.
 Series 85
 7.375% due 09/15/02                             1,120            1,103
Conagra, Inc.
 8.100% due 05/20/02                               300              300
Conoco, Inc.
 6.950% due 04/15/29                               800              717
Countrywide Home Loan
 Series H
 6.250% due 04/15/09                             1,300            1,132
Cox Communications, Inc.
 6.500% due 11/15/02                               600              581
 7.500% due 08/15/04                             1,525            1,505
 6.690% due 09/20/04                               500              476
CPC International, Inc.
 Series E
 7.250% due 12/15/26                             1,150            1,054
CSX Corp.
 6.250% due 10/15/08                               925              814
 7.900% due 05/01/17                               500              478
CVS Corp.
 5.500% due 02/15/04                               400              376
DaimlerChrysler North America Holding
 6.900% due 09/01/04                             2,000            1,945
DaimlerChrysler AG
 7.450% due 03/01/27                               990              954
Dana Corp.
 6.250% due 03/01/04                             5,000            4,734
Deere & Co.
 8.100% due 05/15/30                             1,250            1,242
Delta Air Lines, Inc.
 Series C
 6.650% due 03/15/04                             1,500            1,397
Dillards, Inc.
 6.430% due 08/01/04                             1,175            1,049
Duke Capital Corp.
 7.250% due 10/01/04                               500              494
Duke Energy Corp.
 6.875% due 08/01/23                               600              507
 7.000% due 07/01/33                             1,030              863
Duke Weeks Realty, L.P.
 7.750% due 11/15/09                             1,425            1,344
E. I. Du Pont de Nemours
 6.750% due 10/15/04                             1,000              975
Electronic Data Systems Corp.
 6.850% due 10/15/04                             1,300            1,268
 7.450% due 10/15/29                               500              477
EOP Operating, L.P.
 6.500% due 01/15/04                             1,225            1,152

                                                         Fixed Income I Fund  85

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      ------------

Federal Express Corp.
 7.600% due 07/01/97                               400               330
Fifth Third Bank
 6.750% due 07/15/05                               900               867
Fifth Third Capital Trust I
 Series A
 8.136% due 03/15/27                               365               340
Finova Capital Corp.
 7.250% due 11/08/04                             1,860             1,705
First Bank Systems, Inc.
 8.000% due 07/02/04                             1,050             1,059
First Chicago Corp.
 6.199% due 11/14/01 (a)                         3,000             3,001
First Interstate Bancorp
 9.375% due 01/23/02                               225               233
First Tennessee Bank
 Series BKNT
 5.750% due 12/01/08                             1,325             1,125
First Union Corp.
 6.875% due 09/15/05                               750               723
 7.500% due 07/15/06                               250               245
First Union Institutional
 Capital Trust I
 8.040% due 12/01/26                               100                90
First Union National Bank
 7.125% due 10/15/06                               555               533
Firstar Bank North America
 7.125% due 12/01/09                               850               802
Fleet Financial Group, Inc.
 6.875% due 03/01/03                               350               343
 8.125% due 07/01/04                               675               680
Ford Motor Credit Co.
 6.000% due 01/14/03                             3,000             2,877
 6.125% due 04/28/03                               690               661
 6.700% due 07/16/04                             6,000             5,770
 6.750% due 05/15/05                               425               406
 7.375% due 10/28/09                               740               715
Fort James Corp.
 6.625% due 09/15/04                             1,225             1,163
 6.875% due 09/15/07                               400               370
Fortune Brands, Inc.
 7.875% due 01/15/23                               400               373
GE Global Insurance Holding Corp.
 6.450% due 03/01/19                               900               774
General Electric Capital Corp.
 6.650% due 09/03/02                               900               888
 Series A
 6.267% due 07/23/03                             1,450             1,405
 8.300% due  09/20/09                              470               498
General Motors Acceptance Corp.
 5.480% due 12/16/02                             3,075             2,913
 6.750% due  03/15/03                            5,000             4,878
Goldman Sachs Group
 6.461% due 01/15/01 (a)                         1,500             1,501
 Series A
 6.340% due 02/20/01 (a)                         3,000             3,003
Grand Metropolitan Investment Corp.
 7.450% due 04/15/35                               425               421
Great Lakes Chemical Corp.
 7.000% due 07/15/09                             1,500             1,373
GTE California, Inc.
 6.750% due 05/15/27                               600               519
Harrahs Operating Co., Inc.
 7.500% due 01/15/09                             1,300             1,204
Heller Financial, Inc.
 6.440% due 10/06/02                             1,100             1,070
Hertz Corp.
 7.625% due 08/01/02                               450               447
 9.000% due 11/01/09                               390               413
Household Finance Corp.
 6.125% due 07/15/02 (a)                           800               775
 7.200% due 07/15/06                               770               741
Illinois Power
 7.500% due 06/15/09                             1,500             1,440
International Bank for Reconstruction
 & Development
 7.000% due 01/27/05                             4,800             4,759
International Business
 Machines Corp.
 7.000% due 10/30/25                               875               827
 7.125% due 12/01/96                             1,200             1,084
International Paper Co.
 9.400% due 06/01/02                               600               619
ITT Financial Corp.
 7.400% due 11/15/25                             1,165               994
John Deere Capital Corp.
 Series C
 6.461% due 04/21/03 (a)                         3,200             3,196
JPM Capital Trust I
 7.540% due 01/15/27                               285               248
KeyCorp
 8.000% due 07/01/04                               200               202
 7.500% due 06/15/06                               875               858
Knight-Ridder, Inc.
 6.875% due 03/15/29                             1,288             1,118
Kroger Co.
 7.625% due 09/15/06                               800               774
 6.800% due 12/15/18                               650               560

86  Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------

Lehman Brothers Holdings, Inc.
 Series F
 7.000% due 05/15/03                             1,600           1,563
Liberty Mutual Insurance Co.
 7.697% due 10/15/97                               925             687
Lincoln National Corp.
 7.250% due 05/15/05                               450             430
 6.500% due 03/15/08                               250             233
 7.000% due 03/15/18                               600             532
Loral Corp.
 7.000% due 09/15/23                               900             752
Lowes Cos., Inc.
 6.875% due 02/15/28                             1,520           1,306
Manufacturers & Traders Trust Co.
 7.000% due 07/01/05                               525             500
Marsh & McLennan Cos., Inc.
 6.625% due 06/15/04                               650             625
Martin Marietta Corp.
 7.000% due 03/15/11                               325             286
Mattel, Inc.
 6.000% due 07/15/03                             1,000             911
MCI WorldCom, Inc.
 6.400% due 08/15/05                               600             570
 6.950% due 08/15/28                             1,300           1,146
Mercantile Bancorp.
 7.050% due 06/15/04                             1,000             975
Merck & Co., Inc.
 Series B
 5.760% due 05/03/37                             1,575           1,575
Merrill Lynch & Co., Inc.
 6.000% due  02/12/03                              550             529
 6.440% due 10/01/03 (a)                         5,250           5,240
Mirage Resorts, Inc.
 6.625% due 02/01/05                               525             465
 6.750% due 02/01/08                               325             276
Morgan Stanley Dean Witter & Co.
 5.625% due 01/20/04                               805             755
Nabisco, Inc.
 6.375% due 02/01/35                             1,000             860
National City Corp.
 5.750% due 02/01/09                               340             292
New England Telephone &
 Telegraph Co.
 7.875% due 11/15/29                               430             431
News America Holdings, Inc.
 8.875% due 04/26/23                               575             581
 7.750% due 01/20/24                               600             530
Norfolk Southern Corp.
 6.950% due 05/01/02                               950             932
Northern Trust Corp.
 7.100% due 08/01/09                             1,415           1,361
Northwestern Bell Telephone Co.
 7.750% due 05/01/30                               455             447
Norwest Corp.
 Series H
 6.750% due 06/15/07                               150             141
Norwest Financial, Inc.
 6.250% due 11/01/02                               425             413
 6.375% due 11/15/03                               650             629
NRG Energy, Inc.
 7.500% due 06/01/09                               680             624
NYNEX Corp.
 9.550% due 05/01/10                               500             528
Paine Webber Group, Inc.
 6.375% due 05/15/04                               300             281
Panamsat Corp.
 6.125% due 01/15/05                               700             628
Pepsi Bottling Group, Inc.
 Series B
 7.000% due 03/01/29                               500             441
Philip Morris Cos., Inc.
 7.000% due 07/15/05                             1,700           1,503
 6.950% due 06/01/06                               380             375
 7.650% due 07/01/08                               395             341
Pitney Bowes Credit Corp.
 8.550% due 09/15/09                               780             814
PNC Funding Corp.
 6.875% due 07/15/07                             1,100           1,043
Praxair, Inc.
 6.850% due 06/15/05                               880             839
Procter & Gamble Co.
 6.600% due 12/15/04                               635             614
Provident Cos., Inc.
 6.375% due 07/15/05                             1,200           1,096
Ralston Purina Co.
 7.875% due 06/15/25                               845             730
Raytheon Co.
 6.300% due 03/15/05                             1,020             939
Safeco Capital Trust I
 8.072% due 07/15/37                               300             247
Safeco Corp.
 7.020% due 09/18/02                             1,050           1,042
Safeway, Inc.
 7.000% due 09/15/02                               900             883
 6.050% due 11/15/03                               500             474
 7.250% due 09/15/04                             1,075           1,051
Seagram (Joseph) & Sons, Inc.
 7.600% due 12/15/28                             1,100             998
Sears Roebuck Acceptance Corp.
 7.030% due 06/04/03                               800             789
 6.750% due 01/15/28                               950             775

                                                         Fixed Income I Fund  87

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
Security Capital Group, Inc.
 6.950% due 06/15/05                               700              633
Southern California Edison Co.
 6.375% due 01/15/06                               415              388
 6.650% due 04/01/29                               500              417
Spieker Properties, L.P.
 8.000% due 07/19/05                               800              796
Sprint Capital Corp.
 6.125% due 11/15/08                             1,100              975
 6.900% due 05/01/19                             1,385            1,241
SunTrust Banks, Inc.
 7.375% due 07/01/02                               575              573
 6.250% due 06/01/08                               160              145
Tele-Communications Inc.
 8.650% due 09/15/04                               225              234
 7.250% due 08/01/05                               875              858
 9.800% due 02/01/12                               450              521
Temple Inland, Inc.
 7.250% due 09/15/04                               575              555
Texaco Capital, Inc.
 9.750% due 03/15/20                               225              265
 8.875% due 09/01/21                               440              486
Time Warner, Inc.
 7.975% due 08/15/04                               450              454
 7.750% due 06/15/05                               650              644
 6.875% due 06/15/18                             1,050              924
 6.625% due 05/15/29                               975              810
Times Mirror Co.
 7.450% due 10/15/09                               475              462
Transamerica Finance Corp.
 7.250% due 08/15/02                             1,300            1,285
TRW, Inc.
 6.625% due 06/01/04                               875              822
 7.125% due 06/01/09                               750              682
U.S. Bancorp
 Series J
 6.000% due 05/15/04                               700              660
Union Carbide Corp.
 7.875% due 04/01/23                               835              794
Union Oil Co.
 9.400% due 02/15/11                               390              440
Union Pacific Corp.
 7.600% due 05/01/05                               350              343
Union Pacific Railroad Trust
 Pass-thru Certificate
 Series 1996-A2
 7.060% due 05/15/03                               450              435
Union Planters Bank
 6.500% due 03/15/18                               700              603
United Technologies Corp.
 7.000% due 09/15/06                               800              774
 8.750% due 03/01/21                               445              485
US Bank National Association Minnesota
Series BNKZ
 6.240% due 12/19/01 (a)                         3,000            2,999
 5.625% due 11/30/05                             1,000              903
US West Communications, Inc.
 7.200% due 11/10/26                             1,500            1,274
USX Marathon Group
 8.500% due 03/01/23                               930              918
Virginia Electric & Power Co.
 8.750% due 04/01/21                               335              324
Wachovia Corp.
 6.800% due 06/01/05                               280              270
Wal-Mart Stores, Inc.
 Series 1994-B3
 8.800% due 12/30/14                               360              397
 7.550% due 02/15/30                             1,000            1,004
Walt Disney Co.
 7.300% due 02/08/05                             1,575            1,567
Waste Management, Inc.
 6.375% due 12/01/03                               750              668
Wells Fargo & Co.
 6.625% due 07/15/04                             1,500            1,449
 6.875% due 04/01/06                               500              476
Westvaco Corp.
 6.850% due 11/15/04                             1,200            1,152
Willamette Industries, Inc.
 7.850% due 07/01/26                               750              718
Wisconsin Central Transportation Corp.
 6.625% due 04/15/08                             1,190            1,068
World Financial Properties Tower
 Series 1996 WBF-B
 6.910% due 09/01/13                             1,231            1,168
                                                              ---------
                                                                222,423
                                                              ---------
EURODOLLAR BONDS - 2.3%
Asian Development Bank
 6.250% due 10/24/05                               400              381
Australian Gas Light Co.
 6.400% due 04/15/08                             1,350            1,189
Banco Latinoamericano de Exportaciones
 SA
 6.500% due 04/02/01                             1,400            1,390
 7.156% due 11/30/01 (a)                           500              500
Bank of Tokyo Mitsubishi, Ltd.
 8.400% due 04/15/10                               600              600
Bear Stearns Co., Inc.
 6.566% due 03/18/05 (a)                         1,300            1,294

88  Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
Countrywide Home Loans, Inc.
  6.360% due 06/03/03 (a)                         3,200            3,185
Diageo Capital PLC
  6.625% due 06/24/04                               400              387
Korea Development Bank
  7.375% due 09/17/04                             1,555            1,495
Merita Bank, Ltd.
  7.150% due 12/29/49 (c)                           250              243
  7.500% due 12/29/49 (c)                           675              628
Mexican United States
  9.875% due 02/01/10                             1,700            1,756
Nationsbank Corp.
  6.300% due 06/17/02 (a)                         3,000            2,999
Ontario, Province of
  7.375% due 01/27/03                               450              450
  5.500% due 10/01/08                               150              133
Sanwa Finance Aruba AEC
  8.350% due 07/15/09                             3,000            2,976
SCL Term Aereo Santiago SA
  6.950% due 07/01/12                             3,000            2,735
Skandinaviska Enskilda Banken
  8.125% due 09/06/49 (c)                           375              355
Societe Generale
  7.850% due 04/29/49 (c)                           675              635
Tyco International Group SA
  6.875% due 09/05/02                               750              734
Vodafone Airtouch PLC
  7.625% due 02/15/05                             1,300            1,294
                                                               ---------
                                                                  25,359
                                                               ---------

MORTGAGE-BACKED SECURITIES - 39.8%
ACLC Franchise Loan Receivables Trust
 Series 1997 Class A
  7.120% due 03/15/12                               798              772
Chase Commercial Mortgage
 Securities Corp.
 Series 1997-1 Class E
  6.490% due 12/19/07                             1,800            1,647
COMM Mortgage Trust
 Series 1999-1 Class A1
  6.145% due 02/15/08                             2,764            2,617
Credit Suisse First Boston Mortgage
 Securities Corp.
 Series 1999-C1 Class A2
  7.290% due 09/15/09                             1,620            1,574
DLJ Mortgage Acceptance Corp.
 Series 1996-CF1 Class A1B
  7.580% due 02/12/06                             2,000            1,992
Federal Home Loan Mortgage Corp.(b)
  6.000% 15 year Gold TBA                           760              713
  7.500% 15 year Gold TBA                           415              413
  8.000% 15 year TBA                               4685             4684
  6.500% 30 year Gold TBA                          3075             2872
Federal Home Loan Mortgage  Corp.
  5.500% due 07/01/06                             3,210            2,993
  5.500% due 08/01/06                             2,230            2,078
  5.500% due 10/01/06                               419              390
 Series K Class S
  7.760% due 05/01/12 (d)                           944              945
  7.500% due 09/01/12                               128              128
  9.000% due 03/01/25                               201              206
Federal Home Loan Mortgage Corp.
 Participation Certificate
  6.500% due 2003                                   232              229
  7.000% due 2003                                     7                7
  7.000% due 2008                                   253              250
  6.500% due 2009                                   285              277
  8.000% due 2009                                    82               83
  6.000% due 2010                                   175              166
  6.500% due 2010                                    57               55
  7.000% due 2010                                 1,365            1,343
  7.500% due 2010                                   443              442
  8.000% due 2010                                   332              335
  6.000% due 2011                                 1,861            1,761
  7.000% due 2011                                   148              145
  7.500% due 2011                                    20               20
  6.000% due 2012                                   164              155
  7.500% due 2012                                   910              906
  6.000% due 2013                                   957              897
  5.500% due 2014                                 3,976            3,644
  6.000% due 2014                                 5,156            4,832
  6.500% due 2014                                   996              953
  7.500% due 2014                                   923              918
 12.000% due 2014                                   135              145
  9.000% due 2016                                   681              695
 12.500% due 2016                                    71               78
  9.000% due 2017                                    13               13
  9.000% due 2018                                 1,067            1,096
  9.000% due 2020                                   651              675
  6.500% due 2024                                 3,634            3,425
  7.500% due 2024                                    90               88
  6.500% due 2025                                   306              288
  8.000% due 2025                                   713              716
  8.500% due 2025                                   479              486
  9.000% due 2025                                   226              231
  9.000% due 2026                                     9                9
  8.500% due 2027                                 1,259            1,278
  6.000% due 2028                                   735              666
  6.500% due 2028                                   744              696
  6.000% due 2029                                 3,519            3,188
  6.500% due 2029                                10,385            9,702
  7.500% due 2029                                   217              213

                                                         Fixed Income I Fund  89

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      ----------
  7.500% due 2030                                 5,983           5,860
Federal National Mortgage Association (b)
  6.500% 15 Year TBA                              7,150           6,842
  6.000% 30 Year TBA                                200             181
  6.500% 30 Year TBA                             22,105          20,627
  7.000% 30 Year TBA                              3,225           3,085
  8.000% 30 Year TBA                             21,670          21,636
Federal National Mortgage
 Association Pools
  7.000% due 2000                                    61              61
  8.000% due 2002                                   269             270
  7.000% due 2003                                   290             287
  7.500% due 2003                                   459             456
  8.000% due 2003                                   114             115
  6.500% due 2004                                   148             144
  8.000% due 2004                                    26              26
  8.000% due 2005                                    11              11
  7.200% due 2007                                   971             948
 10.500% due 2010                                     3               3
  6.500% due 2011                                   489             471
  7.000% due 2011                                   128             125
  8.000% due 2011                                    83              84
  6.500% due 2012                                   648             621
  6.000% due 2013                                 6,252           5,860
  6.500% due 2013                                   894             856
  5.500% due 2014                                 2,220           2,032
  6.500% due 2014                                   665             637
  7.000% due 2015                                   158             155
  7.500% due 2017                                    20              20
  8.000% due 2017                                    25              25
  9.000% due 2017                                   261             268
  8.000% due 2019                                   431             433
  7.500% due 2022                                    18              17
  7.500% due 2023                                    52              51
  7.500% due 2024                                 1,610           1,584
  8.000% due 2024                                 2,057           2,061
  8.500% due 2024                                   424             430
  7.000% due 2025                                   750             720
  7.500% due 2025                                   559             549
  8.500% due 2025                                   544             552
  7.000% due 2026                                 1,035             994
  7.500% due 2026                                    25              25
  7.000% due 2027                                   330             317
  7.500% due 2027                                   399             393
  8.000% due 2027                                   469             470
  9.000% due 2027                                    14              15
  6.000% due 2028                                25,763          23,325
  6.500% due 2028                                 2,809           2,626
  7.500% due 2028                                 1,249           1,228
  8.000% due 2028                                 1,648           1,646
  6.000% due 2029                                 3,989           3,611
  6.500% due 2029 (d)                            40,495          37,807
  7.500% due 2029                                 4,550           4,452
  7.500% due 2030 (d)                            12,708          12,432
  8.500% due 2030                                 1,210           1,227
Federal National Mortgage Association
 Series 1993-134 Class H
  6.500% due 08/25/08                             1,930           1,826
Federal National Mortgage
 Association - Aces
 Series 1997-M5 Class B
  6.650% due 08/25/07                             1,720           1,656
  6.250% due 01/25/08                             1,250           1,165
 Series 1999-M4 Class A
  7.354% due 12/25/09                             2,069           2,021
 Series 2000-M1 Class A
  7.369% due 01/17/13                             1,851           1,857
Federal National Mortgage Association
 Principal Only Strip
 Series 108 Class I
 Zero Coupon due 03/01/20                           81              65
Federal National Mortgage
 Association REMIC
 Series 1992-158 Class ZZ
  7.750% due 08/25/22                               535             517
 Series 1997-55 Class ZA
  7.000% due 04/18/27                             6,023           5,462
First Union Lehman Brothers
 Commercial Mortgage Trust
 Series 1997-C1 Class C
  7.440% due 04/18/07                               950             924
First Union National Bank
 Commercial Mortgage Trust
 Series 2000-C1 Class A2
  7.841% due 03/15/10                                95              95
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1996-C1 Class A2A
  6.790% due 09/15/03                             2,005           1,975
 Series 1997-C1 Class A3
  6.869% due 08/15/07                               140             133
 Series 1999-C2 Class A1
  6.570% due 09/15/33                             3,141           2,987
Government National Mortgage
 Association (b)
  6.000% 30 Year TBA                              2,800           2,538
  6.500% 30 Year TBA                             57,420          53,786
  7.500% 30 Year TBA                              1,300           1,278
  8.000% 30 Year TBA                              1,700           1,703
  8.500% 30 Year TBA                              7,645           7,779

90  Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      ----------
Government National Mortgage
 Association Pools
  8.500% due 2005                                    24              24
  6.500% due 2008                                    70              68
  6.500% due 2009                                   526             510
  6.500% due 2010                                   131             127
  7.000% due 2011                                   128             126
  9.000% due 2016                                   997           1,037
  9.500% due 2016                                    77              82
  8.000% due 2017                                    67              68
  9.000% due 2017                                 1,958           2,037
  9.000% due 2020                                     3               3
 10.500% due 2020                                   551             596
 10.500% due 2021                                    64              69
  7.000% due 2022                                   164             159
  8.000% due 2022                                   273             274
  8.500% due 2022                                    33              34
  6.125% due 2023 (a)                             1,644           1,660
  6.500% due 2023                                   674             636
  7.000% due 2023                                 8,014           7,744
  7.500% due 2023                                 5,635           5,563
  7.000% due 2024                                16,570          15,995
  7.125% due 2024 (a)(d)                          1,634           1,648
  7.500% due 2024                                 2,043           2,015
  8.000% due 2024                                   802             805
  8.500% due 2024                                    94              96
  6.500% due 2026                                 3,100           2,913
  7.000% due 2026                                   823             793
  6.500% due 2027                                   116             108
  7.000% due 2027                                   200             192
  6.000% due 2028                                 4,548           4,134
  6.500% due 2028                                 6,872           6,438
  7.000% due 2028                                 9,726           9,355
  8.500% due 2028                                    24              24
  6.500% due 2029                                 6,480           6,070
  7.000% due 2029 (d)                             4,332           4,165
  7.500% due 2029                                 1,272           1,251
  8.000% due 2029                                 9,968           9,988
  8.500% due 2029                                   404             411
  8.000% due 2030                                 1,661           1,664
Greenwich Capital Acceptance, Inc.
 Mortgage Pass-thru Certificate
 Series 1993 Class LB-1
  7.140% due 04/25/23 (a)                           225             224
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2A
  6.940% due 07/13/30                               353             352
Guaranteed Export Trust
 Series 1996-A
  6.550% due 06/15/04                               585             572
Housing Securities, Inc.
 Series 1994-2 Class A1
  6.500% due 07/25/09                               678             651
JP Morgan Commercial Mortgage
 Finance Corp.
 Series 2000-C9 Class A2
  7.770% due 10/15/32                             1,565           1,568
Mellon Residential Funding Corp.
 Series 2000-TBC1 Class A2B
  6.922% due 03/25/30                             1,980           1,941
Merrill Lynch Mortgage Investors, Inc.
 Series 1995-C2 Class D
  7.945% due 06/15/21                               418             404
Merrill Lynch Mortgage Investors, Inc.
 Pass-thru Certificates
 Series 1999-C1 Class A2
  7.560% due 09/15/09                             1,475           1,458
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class A2B
  7.900% due 02/15/06                               950             959
Nationslink Funding Corp.
 Series 1999-2 Class A2C
  7.229% due 10/20/08                             1,840           1,781
 Series 1999-2 Class A3
  7.181% due 12/20/06                             1,763           1,716
Prudential Home Mortgage Securities Co.
 Series 1992-38 Class A8
  6.950% due 11/25/22                             1,640           1,479
Residential Accredited Loans, Inc.
 Series 1996-QS1 Class A4
  6.900% due 01/25/26                               836             795
Resolution Trust Corp.
 Series 1995-C1 Class D
  6.900% due 02/25/27                               900             873
Salomon Brothers Mortgage
 Securities VII, Inc.
 Mortgage Pass-thru Certificate
 Series 1994-16 Class A
  8.710% due 11/25/24 (a)                           489             498
Small Business Investment Cos.
 Series 1999-P10B Class 1
  7.540% due 08/10/09                             4,950           4,906
Structured Asset Securities Corp.
 Series 1997-LLI Class A1
  6.790% due 06/12/04                             2,337           2,295
                                                              ---------
                                                                432,922
                                                              ---------


                                                         Fixed Income I Fund  91

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      ----------

NON-US BONDS - 0.3%
Banque Centrale de Tunisie
  7.500% due 08/06/09                         EUR  2,500          2,298
International Bank for Reconstruction
 & Development
  7.250% due 05/27/03                         NZD    200             97
New Zealand, Government of
 10.000% due 03/15/02                         NZD    900            460
 Series 403
  5.500% due 04/15/03                         NZD  1,200            559
                                                              ---------
                                                                  3,414
                                                              ---------

UNITED STATES GOVERNMENT AGENCIES - 7.5%
Federal Home Loan Bank
 Series IZ02
  6.450% due 03/13/02                              2,625          2,591
 Series V703
  5.233% due 11/17/03                              3,125          2,933
 Series EV09
  5.790% due 04/27/09                              3,980          3,561
Federal Home Loan Mortgage Corp.
  7.000% due 02/15/03                              3,330          3,315
  6.300% due 06/01/04                              3,000          2,883
  6.875% due 01/15/05                              3,310          3,262
  5.750% due 03/15/09                              1,775          1,594
  7.000% due 03/15/10                              9,100          8,908
  6.750% due 09/15/29                              8,995          8,486
Federal National Mortgage Association
  6.625% due 01/15/02                             11,055         10,974
  6.250% due 11/20/02                              1,955          1,907
  5.750% due 04/15/03                              4,635          4,462
  6.100% due 06/26/03                                660            636
  6.010% due 07/17/03                              2,000          1,920
  6.940% due 03/19/07                              1,550          1,483
  6.900% due 08/21/07                              3,650          3,478
  7.250% due 01/15/10                              6,190          6,172
  6.210% due 08/06/38                              3,445          2,962
Government Backed Trust Certificates
 Class 1-C
  9.250% due 11/15/01                                902            920
 Series T-3
  9.625% due 05/15/02 (a)                            437            433
Resolution Funding Corp.
 Series A
  8.875% due 07/15/20                              2,275          2,761
  8.625% due 01/15/21                                880          1,076
  8.625% due 01/15/30                                240            298
Tennessee Valley Authority
 Series A
  6.375% due 06/15/05                                850            817
 Series E
  6.250% due 12/15/17                                640            572
  6.750% due 11/01/25                              3,320          3,238
                                                              ---------
                                                                 81,642
                                                              ---------

UNITED STATES GOVERNMENT TREASURIES - 16.8%
United States Treasury Bond
 Principal Strip
  8.875% due 02/15/19                              8,300          2,645
  8.750% due 05/15/20                              1,000            296
United States Treasury Bond Strip
  8.000% due 11/15/21                                200             55
United States Treasury Bonds
 10.750% due 02/15/03                                630            693
 10.750% due 05/15/03                              2,730          3,032
 10.750% due 08/15/05                              6,245          7,372
 10.375% due 11/15/09                              2,130          2,428
 11.750% due 02/15/10                              3,165          3,803
 12.750% due 11/15/10                             16,650         21,203
 13.875% due 05/15/11                              3,365          4,547
 14.000% due 11/15/11                              1,590          2,196
 10.375% due 11/15/12                              2,840          3,458
 12.000% due 08/15/13                              4,895          6,542
 13.250% due 05/15/14                              2,670          3,853
 12.500% due 08/15/14                              2,385          3,340
 11.250% due 02/15/15                              3,790          5,545
 10.625% due 08/15/15                                245            346
  9.250% due 02/15/16                              3,660          4,709
  8.875% due 08/15/17                              8,415         10,646
  8.875% due 02/15/19                             12,925         16,532
  8.125% due 05/15/21                              7,925          9,613
  8.125% due 08/15/21                              6,725          8,168
  8.000% due 11/15/21                                200            241
  7.625% due 11/15/22                                900          1,047
  6.750% due 08/15/26                                760            812
  6.625% due 02/15/27 (d)                          2,350          2,474
  6.375% due 08/15/27                             10,060         10,272
  6.125% due 11/15/27                              1,675          1,657
  6.250% due 05/15/30                                500            520
United States Treasury Notes
  6.250% due 04/30/01                              2,105          2,097
  5.625% due 05/15/01                              1,995          1,978
  6.625% due 06/30/01                                490            490
  7.875% due 08/15/01                              8,600          8,725
  5.625% due 09/30/01                                350            345
  6.625% due 04/30/02                              2,115          2,112

92  Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                              PRINCIPAL          MARKET
                                               AMOUNT            VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      ----------
  5.375% due 06/30/03                                95              92
  7.875% due 11/15/04                             4,675           4,904
  6.875% due 05/15/06                             2,820           2,866
  3.375% due 01/15/07                             1,927           1,856
  6.625% due 05/15/07                                40              40
  6.125% due 08/15/07                               235             230
  3.625% due 01/15/08                             4,375           4,263
  5.625% due 05/15/08                             6,480           6,155
  3.875% due 01/15/09                             6,250           6,189
  6.000% due 08/15/09                               300             293
United States Treasury Strips
  5.780% due 05/15/09                             4,650           2,613
                                                              ---------
                                                                183,293
                                                              ---------

YANKEE BONDS - 2.3%
Abbey National PLC
  6.700% due 06/29/49 (c)                         2,700           2,408
African Development Bank
  9.750% due 12/15/03                               425             455
  6.750% due 10/01/04                               400             389
  6.875% due 10/15/15                               775             724
  8.800% due 09/01/19                               535             628
Canadian National Railway Co.
  6.800% due 07/15/18                               555             484
Carter Holt Harvey, Ltd.
  7.625% due 04/15/02                               500             496
  8.875% due 12/01/04                               350             359
Diageo Capital PLC
  6.125% due 08/15/05                             1,850           1,731
Hydro Quebec
 Series GH
  8.250% due 04/15/26                               605             637
International American
 Development Bank
  6.950% due 08/01/26                               425             417
Korea Development Bank
  6.250% due 05/01/00                             2,000           1,999
Manitoba, Province of
 Series CD
  9.250% due 04/01/20                               335             393
National Westminster Bank PLC
  7.750% due 04/29/49 (c)                         1,250           1,184
New Brunswick, Province of
  7.125% due 10/01/02                               500             497
  9.750% due 05/15/20                               320             396
Newfoundland, Province of
 10.000% due 12/01/20                               150             185
Noranda Forest, Inc.
  6.875% due 11/15/05                               350             315
Nova Scotia, Province of
  9.125% due 05/01/21                               685             793
Pemex Finance, Ltd.
  6.125% due 11/15/03                             2,000           1,938
Quebec, Province of
  8.800% due 04/15/03                               750             777
 Series NN
  7.125% due 02/09/24                             1,145           1,072
Royal Caribbean Cruises, Ltd.
  8.125% due 07/28/04                               625             598
  7.250% due 03/15/18                             1,300           1,099
  7.500% due 10/15/27                               200             168
Saskatchewan, Province of
  6.625% due 07/15/03                               100              98
  8.000% due 07/15/04                             1,290           1,315
Stagecoach Holdings PLC
  8.625% due 11/15/09                               200             162
Trans-Canada Pipelines, Ltd.
  7.150% due 06/15/06                             1,000             972
Tyco International Group SA
  6.375% due 06/15/05                               800             744
United News & Media PLC
  7.250% due 07/01/04                             1,300           1,256
                                                              ---------
                                                                 24,689
                                                              ---------

TOTAL LONG-TERM INVESTMENTS
(cost $1,106,528)                                             1,076,395
                                                              ---------
                                               NOTIONAL
                                                AMOUNT
                                                (000)
                                                  $
                                             -----------
OPTIONS PURCHASED - 0.0%
United States Treasury Bills (e) *
 May 100.66 Call                                  3,100              --
United States Treasury Bonds (e) *
 Aug 95.58 Call                                   2,175              55
 Sep 104.75 Call                                  1,625              23
United States Treasury Notes (e) *
 Aug 99.31 Call                                   4,825              42
 Sep 102.52 Call                                  2,000              65
                                                  1,525              25
                                                              ---------

TOTAL OPTIONS PURCHASED
(cost $254)                                                         210
                                                              ---------

                                                         Fixed Income I Fund  93

FIXED INCOME I FUND

                                                      April 30, 2000 (Unaudited)

                                                                 MARKET
                                                NUMBER           VALUE
                                                  OF             (000)
                                                SHARES             $
                                             -----------      -----------
PREFERRED STOCKS - 0.2%
Banco Bilbao Vizcaya
 International - ADR                            10,000              251
Credit Lyonnais Capital S.C.A. - ADR            40,000              960
Equity Office Properties Trust
 Series B                                       28,000            1,084
                                                              ---------

TOTAL PREFERRED STOCKS
(cost $2,759)                                                     2,295
                                                              ---------
                                               PRINCIPAL
                                                AMOUNT
                                                (000)
                                                  $
                                             -----------
SHORT-TERM INVESTMENTS - 12.3%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (f)                             134,116          134,116
                                                              ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $134,116)                                                 134,116
                                                              ---------

TOTAL INVESTMENTS - 111.4%
(identified cost $1,243,657)                                  1,213,016

OTHER ASSETS AND LIABILITIES, NET,
INCLUDING OPTIONS WRITTEN - (11.4%)                            (124,718)
                                                              ---------

                                                              1,088,298
NET ASSETS - 100.0%                                           =========

                                               NOTIONAL          MARKET
                                                AMOUNT           VALUE
                                                (000)            (000)
                                                  $                $
                                             -----------      -----------
United States Treasury Bills*
 May 104.66 Call                                 3,100               --
 May 97.28 Put                                   3,100                6
United States Treasury Bonds*
 Aug 98.68 Call                                  2,175               21
 Sep 103.13 Put                                  4,825              122
United States Treasury Notes*
 Aug 103.13 Call                                 2,000               22
 Sep 106.53 Put                                  1,625                7
 Sep 100.50 Put                                  1,525               18
 Sep 99.02 Put                                   1,625               15
                                                                -------

Total Liability for Options Written
 (premiums received $211)                                           211
                                                                =======

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                             UNREALIZED
CONTRACTS TO   IN EXCHANGE                  APPRECIATION
  DELIVER          FOR       SETTLEMENT    (DEPRECIATION)
   (000)          (000)         DATE           (000)
------------   -----------   ----------    --------------
 EUR  2,607     USD  2,421    05/23/00        $ 2,471
                                              =======


 *  Each contract represents $100,000 notional value.
(a) Adjustable or floating rate security.
(b) Forward commitment.
(c) Perpetual floating rate note.
(d) Held as collateral in connection with options written by the Fund.
(e) Nonincome-producing security.
(f) At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro Dollar
NZD - New Zealand Dollar
USD - US Dollar


See accompanying notes which are an integral part of the financial statements.


94  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $1,243,657). . . . . .    $ 1,213,016
Unrealized appreciation on foreign currency exchange spot
contracts . . . . . . . . . . . . . . . . . . . . . . . . . .             51
Receivables:
 Dividends and interest . . . . . . . . . . . . . . . . . . .         13,855
 Investments sold (regular settlement). . . . . . . . . . . .         26,349
 Investments sold (delayed settlement). . . . . . . . . . . .          6,340
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . .            457
Prepaid expenses. . . . . . . . . . . . . . . . . . . . . . .             12
                                                                 -----------

   Total assets . . . . . . . . . . . . . . . . . . . . . . .      1,260,080

LIABILITIES
Payables:
 Investments purchased (regular settlement). . .    $ 31,101
 Investments purchased (delayed settlement). . .     136,874
 Fund shares redeemed. . . . . . . . . . . . . .       3,227
 Accrued fees to affiliates. . . . . . . . . . .         299
 Other accrued expenses. . . . . . . . . . . . .          70
Options written, at market value (premiums
received $211) . . . . . . . . . . . . . . . . .         211
                                                    --------
   Total liabilities. . . . . . . . . . . . . . . . . . . . .        171,782
                                                                 -----------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . .    $ 1,088,298
                                                                 ===========

NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . .        $ 6,630
Accumulated net realized gain (loss). . . . . . . . . . . . .        (24,500)
Unrealized appreciation (depreciation) on:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . .        (30,641)
 Foreign currency-related transactions. . . . . . . . . . . .             61
Shares of beneficial interest . . . . . . . . . . . . . . . .            536
Additional paid-in capital. . . . . . . . . . . . . . . . . .      1,136,212
                                                                 -----------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . .    $ 1,088,298
                                                                 ===========

NET ASSET VALUE, offering and redemption price per share:
 Class E ($35,424,165 divided by 1,743,141 shares of $.01 par
 value shares of beneficial interest outstanding) . . . . . .    $     20.32
                                                                 ===========
 Class I ($885,776,204 divided by 43,594,603 shares of $.01 par
 value shares of beneficial interest outstanding) . . . . . .    $     20.32
                                                                 ===========
 Class Y ($167,097,773 divided by 8,223,600 shares of $.01 par
 value shares of beneficial interest outstanding) . . . . . .    $     20.32
                                                                 ===========

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  95

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                  April 30, 2000 (Unaudited)

                                                FOUR MONTHS ENDED
                                                 APRIL 30, 2000      YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 1999
                                                ----------------- ----------------
INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . .     $ 23,476     $    61,879
 Dividends from Money Market Fund . . . . . . .        1,771           5,216
 Dividends. . . . . . . . . . . . . . . . . . .          143             338
                                                    --------     -----------

   Total investment income. . . . . . . . . . .       25,390          67,433
                                                    --------     -----------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .          878           2,514
 Administrative fees. . . . . . . . . . . . . .          175             523
 Custodian fees . . . . . . . . . . . . . . . .          198             530
 Transfer agent fees. . . . . . . . . . . . . .           85             339
 Professional fees. . . . . . . . . . . . . . .           20              38
 Registration fees. . . . . . . . . . . . . . .           37             128
 Shareholder servicing fees - Class E . . . . .           30              53
 Trustees' fees . . . . . . . . . . . . . . . .            4               6
 Miscellaneous. . . . . . . . . . . . . . . . .           14              60
                                                    --------     -----------

   Total expenses . . . . . . . . . . . . . . .        1,441           4,191
                                                    --------     -----------

Net investment income . . . . . . . . . . . . .       23,949          63,242
                                                    --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .       (7,309)        (19,448)
 Options written. . . . . . . . . . . . . . . .         (119)            410
 Foreign currency-related transactions. . . . .          375              60
                                                    --------     -----------
                                                      (7,053)        (18,978)
                                                    --------     -----------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .         3,567        (54,674)
 Options written. . . . . . . . . . . . . . . .           152           (192)
 Foreign currency-related transactions. . . . .          (82)            143
                                                    --------     -----------
                                                       3,637         (54,723)
                                                    --------     -----------

Net realized and unrealized gain (loss) . . . .       (3,416)        (73,701)
                                                    --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .    $  20,533      $ (10,459)
                                                   =========      =========

See accompanying notes which are an integral part of the financial statements.

96  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                   FOUR MONTHS ENDED
                                    APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                     (UNAUDITED)     DECEMBER 31, 1999   DECEMBER 31, 1998
                                   ----------------- -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income. . . . . .    $   23,949         $   63,242             $ 54,878
 Net realized gain (loss) . . . .        (7,053)           (18,978)              19,960
 Net change in unrealized
 appreciation (depreciation). . .         3,637            (54,723)              (1,058)
                                     ----------         ----------             --------
   Net increase (decrease) in net
   assets from operations . . . .        20,533            (10,459)              73,780
                                     ----------         ----------             --------

DISTRIBUTIONS
 From net investment income
   Class E. . . . . . . . . . . .          (607)            (1,388)                  --
   Class I. . . . . . . . . . . .       (14,584)           (61,700)             (55,645)
   Class Y. . . . . . . . . . . .        (2,676)                --                   --
 From net realized gain
   Class I. . . . . . . . . . . .            --               (859)              (9,092)
                                     ----------         ----------             --------

     Net decrease in net assets
     from distributions . . . . .       (17,867)           (63,947)             (64,737)
                                     ----------         ----------             --------

SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share
 transactions . . . . . . . . . .        (1,680)           183,227              171,196
                                     ----------         ----------             --------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS. . . . . . . . . . . .           986            108,821              180,239

NET ASSETS
 Beginning of period. . . . . . .     1,087,312            978,491              798,252
                                     ----------         ----------             --------
 End of period (including
 undistributed net investment
 income of $6,630 at April 30,
 2000 and $548 at December 31,
 1999). . . . . . . . . . . . . .    $1,088,298         $1,087,312             $978,491
                                     ==========         ==========             ========

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  97

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                2000*    1999**
                                                               -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .   $ 20.30  $ 21.25
                                                               -------  -------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . . . .       .43      .74
 Net realized and unrealized gain (loss) . . . . . . . . . .      (.07)    (.81)
                                                               -------  -------

   Total income from operations. . . . . . . . . . . . . . .       .36     (.07)
                                                               -------  -------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . .      (.34)    (.88)
                                                               -------  -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .   $ 20.32  $ 20.30
                                                               =======  =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . .      1.74     (.32)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . .    35,424   35,950

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . . .       .65      .66
   Net investment income . . . . . . . . . . . . . . . . . .      6.34     5.79

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . .     64.11   138.69


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

98  Fixed Income I Fund

Fixed Income I Fund

Financial Highlights - Class I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                      YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------
                         2000*    1999       1998     1997    1996     1995
                        ------   ------     ------   ------   ------   ------
NET ASSET VALUE,
BEGINNING OF PERIOD .   $20.27   $21.76     $21.51   $20.99   $21.59   $19.59
                        ------   ------     ------   ------   ------   ------
INCOME FROM OPERATIONS
 Net investment income
 (a). . . . . . . . .      .46     1.28       1.32     1.37     1.38     1.42
 Net realized and
   unrealized gain
   (loss) . . . . . .     (.08)   (1.50)       .45      .54     (.62)    2.02
                        ------   ------     ------   ------   ------   ------

   Total income from
   operations . . . .      .38     (.22)      1.77     1.91      .76     3.44
                        ------   ------     ------   ------   ------   ------

DISTRIBUTIONS
 From net investment
   income . . . . . .     (.33)   (1.25)     (1.31)   (1.39)   (1.36)   (1.44)
 From net realized
   gain . . . . . . .       --     (.02)      (.21)      --       --       --
                        ------   ------     ------   ------   ------   ------

   Total distributions   (.33)    (1.27)     (1.52)   (1.39)   (1.36)   (1.44)
                        ------   ------     ------   ------   ------   ------

NET ASSET VALUE, END
OF PERIOD . . . . . .   $20.32   $20.27     $21.76   $21.51   $20.99   $21.59
                        ======   ======     ======   ======   ======   ======

TOTAL RETURN (%)(b)(d)    1.86    (1.04)      8.37     9.42     3.75    18.03

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period (in
   thousands) . . . .   885,776 1,051,362  978,491  798,252  662,899  638,317

 Ratios to average net
   assets (%)(c)(d):
   Operating expenses       .39       .39      .39      .42      .42      .35
   Net investment
   income . . . . . .      6.59      6.05     6.03     6.54     6.57     6.82

 Portfolio turnover
   rate (%) . . . . .     64.11    138.69   226.70   165.81   147.31   138.05

*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

                                                         Fixed Income I Fund  99

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        2000*
                                                                      --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . .  $  20.61
                                                                      --------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . . . . . . . .       .12
 Net realized and unrealized gain (loss) . . . . . . . . . . . . . .      (.08)
                                                                      --------

   Total income from operations. . . . . . . . . . . . . . . . . . .       .04
                                                                      --------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . . .      (.33)
                                                                      --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . .  $  20.32
                                                                      ========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . . .       .18

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . . .   167,098

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . . . . . . .       .09
   Net investment income . . . . . . . . . . . . . . . . . . . . . .      1.75

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . . .     64.11

* For the period March 29, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

100  Fixed Income I Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
LONG-TERM INVESTMENTS - 105.4%
ASSET-BACKED SECURITIES - 6.5%
Arcadia Automobile Receivables Trust
 Series 1997-D Class A3
 6.200% due 05/15/03                          299         298
Caterpillar Financial Asset Trust
 Series 1999-A Class A2
 5.900% due 03/25/02                          394         393
Centex Home Equity
 Series 1999-2 Class A1
 5.910% due 04/25/19                          356         352
Chase Manhattan Auto Owner Trust
 Series 1998-A Class A3
 5.700% due 09/17/01                          332         331
Chevy Chase Auto Receivables Trust
 Series 1997-4 Class A
 6.250% due 06/15/04                          502         497
Citibank Credit Card Master Trust I
 Series 1999-1 Class B
 5.750% due 02/15/06                          970         910
Conseco Finance
 Series 1999-H Class AF1
 6.450% due 12/15/29                          355         353
 Series 2000-B Class AF1
 6.940% due 11/15/14 (b)                      393         389
Conseco Finance
 Securitizations Corp,
 Series 2000-1 Class A1
 6.840% due 05/01/31                          434         433
Contimortgage Home Equity
 Loan Trust
 Series 1996-4 Class A8
 7.220% due 01/15/28                          105         103
Cross Country Master Credit
 Card Trust II
 Series 1999-1 Class A
 6.630% due 09/15/05 (b)                      400         400
Daimler-Benz Auto Grantor Trust
 Series 1997-A Class A
 6.050% due 03/31/05                          387         384
Daimler-Benz Vehicle Trust
 Series 1998-A Class A2
 5.230% due 06/10/00                           49          49
 Series 1998-A Class A3
 5.160% due 01/20/03                          700         693
DaimlerChrysler Auto Trust
 Series 2000-A Class A4
 7.230% due 01/06/05 (b)                      500         498
Delta Funding Home Equity
 Loan Trust
 Series 1998-4 Class A4F
 6.340% due 04/15/26                        1,250       1,146
Discover Card Master Trust I
 Series 1999-6 Class A
 6.850% due 07/17/07                        1,200       1,170
DR Structured Finance Corp.
 Series 1994-K1, Class A-1
 7.600% due 08/15/07                           69          64
Duck Automobile Grantor Trust
 Step Up Bond
 Series 1999-B Class A
 6.450% due 04/15/04                          190         190
EQCC Home Equity Loan Trust
 Series 1999-1 Class A1F
 5.770% due 05/20/10                          406         403
 Series 1999-3 Class A1F
 6.548% due 04/25/10                          368         338
First Plus Home Loan Trust
 Step Up Bond
 Series 1998-5 Class A3
 6.060% due 09/10/11 (c)                    3,292       3,279
Ford Credit Automobile Owner Trust
 Series 1998-A Class A3
 5.650% due 10/15/01                          324         324
 Series 1998-B Class A3
 5.850% due 10/15/01                          480         479
 Series 1999-B Class A3
 5.470% due 09/15/01                          537         535
 Series 1999-C Class A3
 5.770% due 11/15/01                          683         680
 Series 1999-D Class A3
 6.200% due 04/15/02                          799         795
 Series 2000-A Class A5
 7.190% due 03/15/04                          875         872
 Series 1998-1 Class A2
 5.850% due 11/01/29                          371         370
 Series 1999-C Class A1
 5.990% due 07/15/30                          279         278
Green Tree Lease Finance L.L.C.
 Series 1997-1 Class A3
 6.170% due 09/20/05                          230         230
Greenpoint Manufactured Housing
 Series 1999-5 Class A1
 6.750% due 04/15/11 (b)                      358         356
Greenwich Capital Acceptance, Inc.
 Series 1994 Class A-1
 9.090% due 11/25/24 (b)                       20          20


102  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Harley-Davidson Eaglemark Motorcycle
 Trust
 Series 1998-2 Class A1
  5.770% due 09/16/02                          329         328
 Series 1999-3 Class A1
  6.220% due 02/15/04                          313         311
Honda Auto Receivables
 Grantor Trust
 Series 1997-A Class A
  5.850% due 02/15/03                          246         245
Honda Auto Receivables Owner Trust
 Series 1999-1 Class A2
  5.186% due 06/15/01                          228         227
Household Home Equity Loan Trust
 Series 1999-1 Class A1
  6.830% due 12/20/16 (b)                      295         294
MBNA Master Credit Card Trust
 Series 1999-B Class A
  5.900% due 08/15/11                        1,385       1,248
 Series 1999-J Class A
  7.000% due 02/15/12                        1,525       1,480
MMCA Auto Owner Trust
 Series 1999-2 Class A1
  6.300% due 06/15/02                          351         350
Nissan Auto Receivables
 Grantor Trust
 Series 1998-A Class A
  5.450% due 04/15/04                          473         467
Nissan Auto Receivables Owner Trust
 Series 2000-A Class A2
  6.730% due 05/15/02                          475         474
Peco Energy Transition Trust
 Series 2000-A Class A3
  7.625% due 03/01/10 (b)                      300         299
Premier Auto Trust
 Series 1998-5 Class A3
  5.070% due 07/08/02                          400         396
Student Loan Marketing Association
 Series 1996-4 Class A1
  6.280% due 07/25/04 (b)                    1,389       1,381
 Series 1997-3 Class A1
  6.400% due 04/25/06 (b)                    1,623       1,616
USAA Auto Loan Grantor Trust
 Series 1997-1 Class A
  6.000% due 05/15/04                          455         452
Vanderbilt Mortgage & Finance, Inc.
 Series 1998-C Class 1A6
  6.750% due 10/07/28 (c)                    1,000         882
WFS Financial Owner Trust
 Series 1998-C Class A3
  5.650% due 11/20/02 (b)                    3,000       2,977
                                                    ----------
                                                        31,039
                                                    ----------

CORPORATE BONDS AND NOTES - 30.2%
Abitibi-Consolidated Finance
  7.875% due 08/01/09                          402         378
Adelphia Business Solutions
 12.000% due 11/01/07                           55          56
Adelphia Communications Corp.
  7.875% due 05/01/09                           55          47
  9.375% due 11/15/09                          325         302
Advantica Restaurant Group, Inc.
 11.250% due 01/15/08                           20          13
Agrilink Foods, Inc.
 11.875% due 11/01/08                           55          49
Ahold Finance USA, Inc.
  6.250% due 05/01/09                          850         740
  6.875% due 05/01/29                          275         226
Airgate Pcs, Inc.
 Zero Coupon due 10/01/09 (b)                   35          20
Albertson's, Inc.
  7.450% due 08/01/29                          295         275
Allied Waste North America
 Series B
 Zero Coupon due 08/01/09                       20          14
Allied Waste North America, Inc.
 Series B
  7.875% due 01/01/09                           25          19
American Airlines, Inc.
  9.710% due 01/02/07 (b)                      283         285
 Series 90-P
 10.600% due 03/04/09                        1,013       1,122
American General
 Institutional Capital
 Series B
  8.125% due 03/15/46                        1,045         990
American Restaurant Group, Inc.
 Series B
 11.500% due 02/15/03                           40          29
AMR Corp.
  9.950% due 03/07/01                        1,000       1,017
Amresco, Inc.
 Series 98-A
  9.875% due 03/15/05                          575         385
Amtrol, Inc.
 10.625% due 12/31/06                           40          38

                                                      Fixed Income III Fund  103

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Aramark Corp.
  6.750% due 08/01/04                        1,365       1,247
Arco Chemical Co.
  9.800% due 02/01/20                           50          46
ASAT Finance LLC
 12.500% due 11/01/06                           20          21
AT & T Capital Corp.
  7.110% due 09/13/01 (c)                    2,050       2,039
AT&T Corp.
  6.500% due 03/15/29                          475         401
Avon Products Inc.
  7.150% due 11/15/09                          409         385
Axa Financial, Inc.
  7.000% due 04/01/28                          530         465
Banc One Corp.
  8.000% due 04/29/27                           90          88
  7.625% due 10/15/26                          340         290
Banesto Delaware, Inc.
  8.250% due 07/28/02                        1,000       1,002
Bank of America Corp.
  6.170% due 03/05/01 (b)                    5,000       4,994
Bank United Corp.
  8.875% due 05/01/07                        1,050         988
BankBoston NA
  6.375% due 04/15/08                          290         263
Bay View Capital Corp.
  9.125% due 08/15/07                          180         135
BellSouth Telecommunications, Inc.
  6.375% due 06/01/28                          280         231
Beneficial Corp.
  6.500% due 04/02/02 (b)                    2,000       1,998
Budget Group, Inc.
  9.125% due 04/01/06                           25          20
Buhrmann Us, Inc.
 12.250% due 11/01/09                           55          56
Building Materials Corp.
  8.000% due 10/15/07                          500         428
Building One Services Corp.
 10.500% due 05/01/09                           50          45
Burlington Northern Santa Fe
  6.700% due 08/01/28                          325         268
Charter Communications
 Holdings, LLC
  8.250% due 04/01/07                          575         515
Chase Manhattan Corp.
  7.000% due 11/15/09                          320         301
Cheasapeake Energy
  9.625% due 05/01/05                           50          48
Chevy Chase Auto Receivables
  5.970% due 10/20/04                          278         275
Chippac Intl, Ltd.
 12.750% due 08/01/09                           40          42
Cincinnati Financial Corp.
  6.900% due 05/15/28                        1,000         867
Citibank Mxn Linked Deposit
  Zero Coupon due 12/03/01 (b)                  35          35
Citicorp
  6.189% due 08/13/02 (b)                    2,000       1,997
  6.375% due 11/15/08                          851         778
CK Witco Corp.
  8.500% due 03/15/05                          675         673
CMS Energy Corp.
  7.500% due 01/15/09                          330         288
Coastal Corp.
  6.200% due 05/15/04                        1,000         942
Colo.Com
 Series UNIT
 13.875% due 03/15/10                           15          15
Columbia Healthcare Corp.
  7.500% due 12/15/23                          530         430
Columbia/HCA Healthcare Corp.
  8.020% due 08/05/02                        2,000       1,938
Comstock Res, Inc.
 11.250% due 05/01/07                           42          42
Conmed Corp.
  9.000% due 03/15/08                          300         273
Connecticut Light & Power Co.
  7.875% due 10/01/24                          665         664
Conoco, Inc.
  6.950% due 04/15/29                          460         412
Continental Airlines, Inc.
 Pass-thru Certificate
 Series 1999-1 Class A
  6.545% due 02/02/19                           63          56
Courtyard Marriott II, Ltd.
 Series B
 10.750% due 02/01/08                           60          59
Covad Communications Group
 12.000% due 02/15/10                           30          28
Crescent Real Estate Equities
  7.000% due 09/15/02 (b)                      850         771
  7.500% due 09/15/07 (b)                      425         344
CSC Holdings, Inc.
  7.875% due 12/15/07                          585         550
  7.250% due 07/15/08                          305         278
 Series B
  8.125% due 07/15/09                          250         247
  8.125% due 08/15/09                          150         143
CSX Corp.
  6.800% due 12/01/28                        1,050         864

104  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Cybernet Internet
 Services International
 14.000% due 07/01/09                            5           4
Dade International, Inc.
 Series B
 11.125% due 05/01/06                           25          24
DaimlerChrysler North
 America Holding
  7.400% due 01/20/05                        1,325       1,306
Delphi Automotive Systems Corp.
  7.125% due 05/01/29                          350         296
Delta Air Lines
  7.700% due 12/15/05                          800         760
Delta Air Lines, Inc.
  8.300% due 12/15/29                          400         358
 Series C
  6.650% due 03/15/04                        2,000       1,863
Dynegy, Inc.
  7.450% due 07/15/06                          406         390
Echostar DBS Corp.
  9.375% due 02/01/09                           23          22
Energis PLC
  9.125% due 03/15/10 (b)                       40          63
Enron Corp.
  6.577% due 09/10/01 (b)                    3,000       2,995
EOP Operating LLP
  7.500% due 04/19/29                          410         339
EOP Operating, L.P.
  6.500% due 01/15/04                          975         917
ERAC USA Finance Co.
  6.350% due 01/15/01                          800         794
  8.250% due 05/01/05                          160         158
Exide Corp.
  2.900% due 12/15/05                          625         359
Extendicare Health Services, Inc.
  9.350% due 12/15/07                          900         450
Fairchild Semiconductor Corp.
 10.375% due 10/01/07                           25          25
Federated Department Stores, Inc.
  7.000% due 02/15/28                          275         232
  6.900% due 04/01/29                           85          71
First Security Corp.
  5.875% due 11/01/03                        3,000       2,810
First Union Corp.
  6.950% due 11/01/04                        1,769       1,724
Firstworld Communications, Inc.
 Step Up Bond
 Zero Coupon due 04/15/08 (b)                   30          14
Fleet Boston Corp.
  7.375% due 12/01/09                          400         384
Fleming Cos., Inc.
 Series B
 10.500% due 12/01/04                           20          18
Florida Windstorm Underwriting
  7.125% due 02/25/19                          350         328
Foamex LP Foamex Capital Corp.
 13.500% due 08/15/05                           20          18
Ford Motor Credit Co.
  6.224% due 02/13/03 (b)                    2,000       1,994
  7.500% due 03/15/05                        1,050       1,037
  6.350% due 03/17/03 (b)                    5,000       4,990
  6.310% due 05/21/04 (b)                    3,000       2,978
  5.800% due 01/12/09                          400         349
  7.375% due 10/28/09                          655         633
Fuji JGB Investment LLC
  9.870% due 12/31/49 (e)                      450         439
Generac Portable Products, LLC
 11.250% due 07/01/06                           30          28
General Electric Capital Corp.
 Series A
  7.250% due 02/01/05                          925         920
  7.375% due 01/19/10                          225         224
General Motors Acceptance Corp.
  7.750% due 01/19/10                          370         365
GEO Specialty Chemicals, Inc.
 10.125% due 08/01/08                           35          30
Global Crossing Holdings, Ltd.
  9.125% due 11/15/06                          240         233
  9.625% due 05/15/08                          750         735
Global Tele-Systems, Ltd.
 11.500% due 12/15/07                           55          24
Gold Eagle Capital, Ltd.
 11.453% due 04/15/01 (b)                      250         250
Golden State Holdings
  7.125% due 08/01/05                        1,015         891
Goldman Sachs Group
  6.340% due 02/22/02 (b)                    5,000       5,003
Goldman Sachs Group, Inc.
 Series B
  7.350% due 10/01/09                          650         621
Grove Holdings, LLC
 Step Up Bond
 Zero Coupon due 05/01/09 (b)                  250          21
Grove Worldwide, LLC
 Step-Up Bond
  9.250% due 05/01/08                          150          63
GS Escrow Corp.
  7.000% due 08/01/03                        1,225       1,122
GTE Corp.
  6.940% due 04/15/28                          400         351

                                                      Fixed Income III Fund  105

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------

GTE North, Inc.
  6.900% due 11/01/08                          165         156
Halyard Re BV
 10.504% due 04/05/02 (b)                      250         250
Hanger Orthopedic Group
 11.250% due 06/15/09                           10           8
Harrahs Operating Co., Inc.
  7.500% due 01/15/09                          425         393
Hartford Life, Inc.
  7.650% due 06/15/27                          210         197
Health Care REIT, Inc.
  7.625% due 03/15/08                          500         439
High Voltage Engineering
 10.500% due 08/15/04                           35          27
HMH Properties, Inc.
 Series A
  7.875% due 08/01/05                          335         302
Home Interiors & Gifts, Inc.
 10.125% due 06/01/08                           50          40
Honeywell International, Inc.
  7.500% due 03/01/10                          200         198
Horseshoe Gaming Holding Corp.
  8.625% due 05/15/09                          750         701
Household Finance Corp.
  7.875% due 03/01/07                          395         391
  6.250% due 04/30/07                          300          42
  5.875% due 02/01/09                          465         402
HSBC Capital Funding, L.P.
 10.176% due 12/31/49 (b)                      150         155
Huntsman Corp.
  9.500% due 07/01/07                           45          41
ICG Holdings, Inc.
 Step Up Bond
  Zero Coupon due 05/01/06 (b)                  35          28
Imperial Capital Trust I
 Series B
  9.980% due 12/31/26                          250         219
Impress Metal Pack Holding
  9.875% due 05/29/07                           45          21
Intermedia Communications, Inc.
  8.600% due 06/01/08                          230         210
 Series B
  8.500% due 01/15/08                          215         196
International Business
 Machines Corp.
  7.000% due 10/30/25                          115         109
Interpool Capital Trust
 Series B
  9.875% due 02/15/27                          355         267
IPC Information Systems, Inc.
 Step Up Bond
  Zero Coupon due 05/01/08 (b)                  35          29
IPC Magazines Group PLC
  9.625% due 03/15/08                           25          34
IT Group, Inc.
 Series B
 11.250% due 04/01/09                           40          36
ITC Deltacom, Inc.
 11.000% due 06/01/07                           20          20
  9.750% due 11/15/08                           15          15
ITT Corp.
  6.250% due 11/15/00                        3,000       2,959
John Hancock Mutual Life
 Insurance Co.
  7.375% due 02/15/24                          280         260
K Mart Funding Corp.
 Series F
  8.800% due 07/01/10                          175         167
Kaufman and Broad Home Corp.
  7.750% due 10/15/04                          325         300
Kroger Co.
  8.050% due 02/01/10                          375         368
  7.250% due 06/01/09                          650         610
LCI International, Inc.
  7.250% due 06/15/07                          710         684
Leap Wireless
 12.500% due 04/15/10                           25          24
Lear Corp.
  7.960% due 05/15/05                        1,525       1,402
Lehman Brothers Holdings Corp.
  7.145% due 11/30/06 (b)                    3,000       2,775
Lehman Brothers Holdings, Inc.
  7.625% due 06/01/06                          450         443
  6.625% due 04/01/04                        1,515       1,448
 Series E
  7.190% due 04/02/02 (b)                    3,000       3,012
Lenfest Communications, Inc.
  8.375% due 11/01/05                          260         260
Level 3 Communications, Inc.
 10.750% due 03/15/08                           40          35
 11.000% due 03/15/08                          145         140
 11.250% due 03/15/10                           95          91
Level 3 Communications, Inc.
 Step Up Bond
 Zero Coupon due 03/15/10 (b)                1,325         692

106  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Lockheed Martin Corp.
  6.850% due 05/15/01                        5,000       4,960
  8.200% due 12/01/09                           50          49
  8.500% due 12/01/29                          275         269
Lodgenet Entertainment Corp.
 10.250% due 12/15/06                           45          45
Louisiana Land and Exploration Co.
  7.650% due 12/01/23                          398         351
Lowes Cos., Inc.
  6.875% due 02/15/28                          185         159
  6.500% due 03/15/29                          150         123
Lucent Technologies, Inc.
  6.450% due 03/15/29                          270         234
Luxfer Holdings PLC
 10.125% due 05/01/09                           25          37
MCI WorldCom, Inc.
  6.950% due 08/15/28                          560         494
McLeodUSA, Inc.
 Step Up Bond
  Zero Coupon due 03/01/07 (b)                 775         620
Merrill Corp.
 Series Unit
 12.000% due 05/01/09                           40          37
Merrill Lynch & Co.
 Series E
  7.375% due 12/17/07                           60          95
Merrill Lynch & Co., Inc.
  6.375% due 10/15/08                        3,000       2,711
  6.875% due 11/15/18                          505         446
Metromedia Fiber Network, Inc.
1Zero Coupon due 12/15/09                       15          14
MGC Communications, Inc.
 13.000% due 04/01/10                           45          43
MMI Capital Trust I
 Series B
  7.625% due 12/15/27                          975         801
Morgan Stanley Dean Witter & Co.
 Series C
  5.820% due 06/19/00 (b)                    3,000       2,962
Namazu Re, Ltd.
 10.609% due 12/02/04 (b)                      250         247
Nationsbank Corp.
  6.800% due 03/15/28                          515         441
Neff Corp.
 10.250% due 06/01/08                           45          37
News America Holdings, Inc.
  8.875% due 04/26/23                          250         253
News America, Inc.
  7.300% due 04/30/28                          160         138
Nextel Communications, Inc.
 Step Up Bond
  Zero Coupon due 02/15/08                     305         214
  Zero Coupon due 09/15/07 (b)                 645         487
Nextlink Communications, Inc.
 10.750% due 11/15/08                        1,000         980
 10.750% due 06/01/09                           25          25
 Step Up Bond
  9.450% due 04/15/08 (b)                      575         351
Niagara Mohawk Power Corp.
  8.750% due 04/01/22                          430         432
 Series B
  7.000% due 10/01/00                        2,268       2,264
Norfolk Southern Corp.
  7.050% due 05/01/37                          890         858
North American Van Lines, Inc.
 13.375% due 12/01/09                           60          56
Northpoint Communication
 Group, Inc.
 12.875% due 02/15/10                           30          27
NTL Communications Corp.
  9.250% due 11/15/06                           45          41
Ocwen Capital Trust
 10.875% due 08/01/27                          200         112
Official Information Co.
 Series B
 10.375% due 11/01/07                           30          28
Oil Purchase Co.
  7.100% due 04/30/02                          168         158
Ono Finance PLC
 13.000% due 05/01/09                           15          14
Orion Power Holdings, Inc.
 12.000% due 05/01/10                           40          40
Orius Capital Corp.
 12.750% due 02/01/10                           30          30
Paine Webber Group, Inc.
  6.375% due 05/15/04                          350         328
  6.450% due 12/01/03                          400         379
Pannon Finance BV
  7.750% due 08/03/04                           35          32
Park Place Entertainment Corp.
  7.950% due 08/01/03                          450         437
Paxson Communications Corp.
 11.625% due 10/01/02                          450         464
Penhall International Corp.
 12.000% due 08/01/06                           20          20
Penn National Gaming, Inc.
 10.625% due 12/15/04                           30          30

                                                      Fixed Income III Fund  107

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Pentacon, Inc.
 Series B
 12.250% due 04/01/09                           20          10
Petro Stopping Centers
 10.500% due 02/01/07                           40          35
Pharmacia Corp.
  6.600% due 12/01/28                          370         315
Phoenix Color Corp.
 10.375% due 02/01/09                           50          45
Plains Resources, Inc.
 Series B
 10.250% due 03/15/06                            5           5
 Series E
 10.250% due 03/15/06                           45          43
PNC Funding Corp.
  7.500% due 11/01/09                          420         403
Polestar Corp.
 10.500% due 05/30/08                           20          30
Precision Partners, Inc.
 12.000% due 03/15/09                           10           7
Premier Parks, Inc.
  9.750% due 06/15/07                          100          95
Premier Parks, Inc.
 Step Up Bond
  Zero Coupon due 04/01/08 (b)                 350         231
Procter & Gamble Co.
  6.600% due 12/15/04                          700         677
Prudential Insurance Co. of America
  6.875% due 04/15/03                          700         686
  6.375% due 07/23/06                          235         215
PSEG Energy Holdings
  9.125% due 02/10/04                          240         239
Psinet, Inc.
 11.500% due 11/01/08                          125         113
Public Service Co. New Mexico
  7.100% due 08/01/05                          500         476
PX Escrow Corp.
 Step Up Bond
  Zero Coupon due 02/01/06 (b)                 925         472
Qwest Communications International,
 Inc.
 Series B
  7.250% due 11/01/08                          170         160
Railworks Corp.
 11.500% due 04/15/09                           55          52
Raytheon Co.
  8.200% due 03/01/06                          325         318
RBF Finance Co.
 11.000% due 03/15/06                           25          26
Regional Independent Media
 12.875% due 07/01/08                           20          21
Regional Independent Media
 Group PLC
 10.500% due 07/01/08                           35          35
Republic of Brazil
  8.000% due 04/15/14                          212         152
Republic Services, Inc.
  7.125% due 05/15/09                          250         207
Resolution Funding Corp.
 Principal Strip
  Zero Coupon due 01/15/21                     964         253
Revlon Consumer Products Corp.
  8.625% due 02/01/08                          725         352
Rhythms Netconnections, Inc.
 12.750% due 04/15/09                           15          13
Rockwell International Corp.
  6.700% due 01/15/28                          135         118
Rose Hills Corp.
  9.500% due 11/15/04                          475         295
RSL Communications PLC
 12.875% due 03/01/10                            5           5
Sabreliner Corp.
 11.000% due 06/15/08                           20          17
Saks, Inc.
  7.375% due 02/15/19                          260         191
Salomon, Inc.
  6.356% due 11/28/00                           35          35
  6.000% due 12/03/02 (b)                       45          44
Seagate Technology, Inc.
  7.450% due 03/01/37                          680         538
Seismic, Ltd.
 10.790% due 01/01/02 (b)                      250         250
Sempra Energy
  7.950% due 03/01/10                          275         268
Smithfield Foods, Inc.
  7.625% due 02/15/08                          275         240
Societe Generale
  7.850% due 04/29/49 (e)                      450         423
Spectrasite Holdings, Inc.
 Zero Coupon due 03/15/10 (b)                   60          31
Spieker Properties, L.P.
  6.950% due 12/15/02                          500         489
Sprint Capital Corp.
  6.875% due 11/15/28                          406         355
Sterling Chemicals, Inc.
 Series A
 11.250% due 04/01/07                            5           4
Tele-Communications, Inc.
  6.855% due 09/11/00 (b)                    2,000       1,999
Telewest PLC
  9.875% due 02/01/10                           30          47

108  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Tenet Healthcare Corp.
  7.875% due 01/15/03                           50          49
  6.000% due 12/01/05                          650         529
  7.625% due 06/01/08                          275         252
Time Warner, Inc.
  7.975% due 08/15/04                          375         378
  7.750% due 06/15/05                          275         273
  8.110% due 08/15/06                        1,000       1,005
Times Mirror Co.
  7.450% due 10/15/09                          400         389
Tokai Preferred Capital Co. LLC
  9.980% due 12/29/49 (e)                      500         486
Toledo Edison Co.
  8.700% due 09/01/02                          500         499
Toll Brothers Corp.
  7.750% due 09/15/07                        1,200       1,056
Transdigm, Inc.
 10.375% due 12/01/08                           50          40
Trenwick Capital Trust I
  8.820% due 02/01/37                          575         439
U.S. Bancorp
 Series J
  6.000% due 05/15/04                          775         731
Union Planters Bank
  6.500% due 03/15/18                          400         345
United Rentals, Inc.
 Series B
  8.800% due 08/15/08                           40          35
URS Corp.
 Series B
 12.250% due 05/01/09                           40          40
US Airways Pass-Thru Certificate
 Series 2000-1
  8.110% due 02/20/17                          155         154
US Unwired, Inc.
 Step Up Bond
  Zero Coupon due 11/01/09 (b)                  66          36
US West Capital Funding, Inc.
  6.875% due 08/15/01                        1,600       1,587
  6.875% due 07/15/28                          600         517
Verio, Inc.
 10.625% due 11/15/09                           35          34
Viatel, Inc.
 11.500% due 03/15/09                           15          13
Viatel, Inc.
 Step Up Bond
  Zero Coupon due 04/15/08 (b)                  40          22
Wal-Mart Stores, Inc.
  7.550% due 02/15/30                          490         492
Walt Disney Co.
  5.125% due 12/15/03                          700         652
Washington Mutual Capital I
  8.375% due 06/01/27                          305         274
Washington Mutual, Inc.
  7.500% due 08/15/06                          385         373
  8.250% due 04/01/10                          110         109
Waste Management Inc.
  7.000% due 07/15/28                          460         321
Waste Management, Inc.
  6.875% due 05/15/09                          500         409
Webster Capital Trust I
  9.360% due 01/29/27                          225         217
Wells Fargo & Co.
  6.625% due 07/15/04                        2,000       1,932
Western Resources, Inc.
  7.125% due 08/01/09                          375         268
William Hill Finance
 Series REGS
 10.625% due 04/30/08                            5           8
Williams Communications
 Group, Inc.
 10.700% due 10/01/07                          400         407
 10.875% due 10/01/09                           30          30
WRC Media, Inc.
 Series Unit
 12.750% due 11/15/09                           50          47
XM Satellite Radio, Inc.
 Series Unit
 14.000% due 03/15/10                           45          41
Yanknets LLC
 12.750% due 03/01/07                           25          23
                                                    ----------
                                                       144,829
                                                    ----------

EURODOLLAR BONDS - 7.7%
APP Global Finance
 10.761% due 04/17/02 (b)                      600         468
Argentina, Republic of
 11.750% due 04/07/09                          190         187
 12.000% due 02/01/20                          160         158
 Series L
  7.375% due 03/31/05 (b)                       40          37
Asia Pulp & Paper
 International Finance
  Zero Coupon due 07/07/00                     100          96
Brazil, Federal Republic of
  7.000% due 01/01/01 (b)                    2,362       2,359
Brazil, Republic of
  7.375% due 04/15/24 (b)                       40          31
Brokat Infosystems AG
 11.500% due 03/31/10                            5           4

                                                      Fixed Income III Fund  109

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Bulgaria, National Republic of
 Series A
  2.750% due 07/28/12 (b)                      235         164
Citicorp
  6.298% due 06/27/02 (b)                    3,000       2,993
 Series E
  5.500% due 06/30/10                          190          85
Clondalkin Industries PLC
 10.625% due 01/15/10                           25          23
Colombia, Republic of
 11.750% due 02/25/20                          200         170
Colt Telecom Group PLC
  7.625% due 12/15/09                           30          26
Completel Europe
 14.000% due 01/01/10                          100          91
Concordia Bus AB
 11.000% due 02/15/10                           40          38
Countrywide Home Loan
  5.250% due 12/15/05                          150          68
Credit Lyonnais
  6.313% due 07/10/00 (b)                    4,000       3,988
Enitel ASA
 Series UNT
 12.500% due 04/15/10                           20          18
Exodus Communications, Inc.
 10.750% due 12/15/09                            5           5
Flags Telecom Holdings, Ltd.
 11.625% due 03/30/10                           70          60
Ford Credit of Canada, Ltd.
  6.320% due 12/16/02 (b)                    5,000       4,974
Ford Motor Credit Co.
  6.406% due 01/17/02 (b)                    1,500       1,493
Fresenius Medical Care
 Capital Trust III
  7.375% due 02/01/08                           10           2
GT Group Telecom, Inc.
 Step Up Bond
 Series UNIT
 13.250% due 02/01/10 (b)                    1,235         661
Household Bank Nevada NA
  6.497% due 10/22/03 (b)                    4,000       3,983
Hurst Group PLC
 11.125% due 08/06/08                           45          70
IFCO Systems
 10.625% due 03/15/10                           50          47
Jazztel PLC
 13.250% due 12/15/09                           10          10
Kappa Beheer BV
 Step Up Bond
  Zero Coupon due 07/15/09 (b)                  20          12
KBC Bank Funding Trust II
  6.875% due 06/30/49 (b)                    1,000         853
KPNQwest BV
  8.125% due 06/01/09                           15          14
Merita Bank, Ltd.
  7.150% due 12/29/49 (e)                    1,200       1,165
Mexican United States
  9.875% due 02/01/10                          465         480
Mexico (United Mexican States)
 11.375% due 09/15/16                          330         374
Morgan Stanley Dean Witter
  6.327% due 03/11/03 (b)                    2,000       1,996
Nacional Financiera SNC
  8.000% due 06/19/00                          420         420
North America Capital Corp.
  8.250% due 11/17/03                           90         142
NTL Incorporated
 Series B
  Zero Coupon due 04/15/09                      40          36
Panama, Republic of
  8.875% due 09/30/27                          355         301
Peru, Republic of
  3.750% due 03/07/17 (b)                      120          80
 Series 20 YR
  3.750% due 03/07/17 (b)                      180         109
Poland, Republic of
 Step Up Bond
  4.000% due 10/27/24 (b)                    1,250         825
PTC International Finance II
 11.250% due 12/01/09                           45          44
Royal Bank of Scotland PLC
 Series 1
  9.118% due 03/31/49 (e)                    2,200       2,227
SCL Term Aereo Santiago SA
  6.950% due 07/01/12                        2,000       1,823
Skandinaviska Enskilda Banken
  6.500% due 12/29/49                          800         747
Turkey, Republic of
 12.375% due 06/15/09                          165         178
Tyco International Group SA
  6.875% due 09/05/02                          650         636
United Pan-Europe Communications
 11.250% due 02/01/10                           10           9
Upm-Kymmene Corp.
  7.450% due 11/26/27                          750         641
Versatel Telecom
 11.250% due 03/30/10                           20          18
Viatel, Inc.
 11.500% due 03/15/09                            5           4

110  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                         ---------    -------
Vodafone Airtouch PLC
  7.625% due 02/15/05                       1,115       1,109
  7.875% due 02/15/30                         390         374
                                                   ----------
                                                       36,926
                                                   ----------

MORTGAGE-BACKED SECURITIES - 45.8%
Bear Stearns Commercial Mortgage
 Securities, Inc.
 Series 2000-WF1 Class A1
  7.640% due 02/15/09                         459         459
Bear Stearns Mortgage Securities Inc.
 Series 1998-2 Class B
  6.750% due 04/30/30 (b)                   1,456       1,359
Chase Commercial Mortgage
 Securities Corp.
 Series 1997-2 Class D
  6.600% due 12/19/07                       1,325       1,178
Credit Suisse First Boston Mortgage
 Securities Corp.
 Series 1998-C2 Class A1
  5.960% due 12/15/07                         505         474
 Series 1999-C1 Class A2
  7.290% due 09/15/09 (b)                     370         359
DLJ Mortgage Acceptance Corp.
 Series 1996-CF2 Class A1B
  7.290% due 11/12/21                       1,525       1,507
 Series 1996-Q5 Class A1
  6.690% due 06/25/26 (b)                     587         576
Federal Home Loan Mortgage Corp.
  6.000% 30 Year Gold TBA (d)                 750         679
  6.500% 30 Year Gold TBA (d)              10,680       9,976
  7.500% 30 Year Gold TBA (d)              12,350      12,097
  8.000% 30 Year Gold TBA (d)               7,720       7,709
 Series 1037 Class Z
  9.000% due 02/15/21                         637         650
 Series 2006 Class B
  6.500% due 08/15/23                       4,235       4,133
Federal Home Loan Mortgage Corp.
 Participation Certificate
  7.000% due 2009                             267         263
  8.500% due 2017                             543         550
 10.500% due 2017                             256         272
 10.000% due 2020                             567         597
  8.500% due 2025                             319         324
  7.500% due 2026                               1           1
  8.500% due 2027                           1,458       1,479
  6.500% due 2028                              39          37
  6.000% due 2029                           5,737       5,198
  6.500% due 2029                           5,527       5,162
  7.283% due 2029 (b)                       1,283       1,267
  7.500% due 2030                           1,375       1,347
Federal National
 Mortgage Association
  6.500% due 08/15/04                         250         243
  6.000% 30 Year TBA (d)                    3,000       2,715
  6.500% 30 Year TBA (d)                    4,500       4,199
  7.000% 30 Year TBA (d)                    2,800       2,679
  6.000% due 2003                             176         170
 10.000% due 2005                              94          97
 10.000% due 2016                             163         173
 10.000% due 2018                             354         376
  7.575% due 2024 (b)                          59          60
 10.000% due 2024                             381         405
  7.037% due 2026 (b)                       2,151       2,245
  6.000% due 2029                           5,932       5,371
  6.500% due 2029                          23,957      22,360
  6.750% due 2030                             427         422
  6.875% due 2030                             285         283
  7.500% due 2030                           9,456       9,251
 Series 1997-77 Class
  6.500% due 05/18/23                       2,112       2,063
Federal National Mortgage
 Association (REMIC)
 Series 1992-10 Class ZD
  8.000% due 11/25/21                       1,930       1,934
First Union Lehman Brothers
 Commercial Mortgage Trust Pass-Thru
 Certificates
 Series 1997-C1 Class D
  7.500% due 10/18/08                         300         285
GMAC Commercial Mortgage Securities,
 Inc.
 Series 1997-C1 Class A2
  6.850% due 09/15/06  (b)                    200         194
 Series 1998-C1 Class A2
  6.700% due 03/15/08                       3,000       2,806
Government National
 Mortgage Association
 10.500% due 03/15/16                         219         237
 11.000% due 06/15/20                         365         399
 10.000% due 08/15/22                         350         373
  6.000% due 02/20/27                          89          90
  6.500% due 05/15/29                         521         488
  6.000% 30 Year TBA (d)                    1,850       1,680
  6.500% 30 Year TBA (d)                   35,560      33,310
  7.000% 30 Year TBA (d)                   14,000      13,462
  7.500% 30 Year TBA (d)                    4,300       4,229
  8.000% 30 Year TBA (d)                    1,960       1,962
  9.000% due 2017                           2,318       2,411
  6.125% due 2023 (b)                         493         498
  6.750% due 2023 (b)                         313         316
  7.125% due 2023 (b)                         342         346

                                                      Fixed Income III Fund  111

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
  6.750% due 2024 (b)                        2,095       2,112
  7.125% due 2024 (b)                        2,138       2,156
  7.500% due 2024                              285         281
  6.375% due 2025 (b)                          103         104
  6.375% due 2025                              308         311
  6.750% due 2025 (b)                           69          70
  7.000% due 2025                              989         953
  7.000% due 2026                            2,686       2,658
  6.125% due 2027 (b)                          284         286
  6.375% due 2027 (b)                        1,723       1,735
  6.500% due 2027                            2,071       2,085
  7.000% due 2027                              450         433
  6.375% due 2028 (b)                           90          90
  7.000% due 2028                            1,963       1,888
  6.500% due 2029                              172         162
  7.500% due 2029 (b)                        1,394       1,371
  8.000% due 2029 (b)                        7,784       7,800
  8.000% due 2030                            3,150       3,156
 Series 2000-8 Class SA
  2.320% due 01/16/30                        1,919         101
 Series 2000-9 Class SH
  3.180% due 02/16/30                        3,300           2
Government National Mortgage
 Association II
  7.500% 30 Year TBA (d)                     5,200       5,092
Government National Mortgage
 Association Pass Through Certificate
 Series 1999-43 Class UD
  1.870% due 11/16/29 (b)                    2,350          97
Government National Mortgage
 Association Pass-thru Certificate
 Series 1999-44 Class SA
  2.420% due 12/16/29 (b)                    1,850         100
LB Commercial Conduit
 Mortgage Trust
 Series 1999-C2 Class A2
  7.325% due 10/15/32                          404         393
Merrill Lynch Mortgage
 Investors, Inc.
 Series 1995-C2 Class D
  7.780% due 06/15/21 (b)                    1,198       1,158
Morgan Stanley Capital I, Inc.
 Series 1998-XL1 Class A3
  6.480% due 05/03/08                          244         227
 Series 1999-LIFE Class A1
  6.970% due 10/15/08                        1,338       1,299
 Series 1999-LIFE Class A2
  7.110% due 07/15/09                          769         738
Residential Funding Mortgage
 Securities II
 Series 1997-HS5 Class M1
  7.010% due 05/25/27                        1,368       1,314
Resolution Trust Corp.
 Series 1994 - C2 Class G
  8.000% due 04/25/25                          248         235
 Series 1994-1 Class M-2
  7.750% due 09/25/29                          353         344
Salomon Brothers Mortgage
 Securities VII
 Series 1999-NC3 Class A
  6.470% due 07/25/29 (b)                    4,102       4,104
Salomon Brothers Mortgage
 Securities VII, Inc. Mortgage
 Pass-Thru Certificate
 Series 1994-16 Class A
  8.710% due 11/25/24 (b)                      195         198
Vendee Mortgage Trust
 Series 2000-1 Class 2G
  7.250% due 06/15/09                          260         253
Vornado Finance LLC
 Series 2000-VNO Class C
  8.100% due 03/15/10 (b)                      790         791
                                                    ----------
                                                       219,882
                                                    ----------

NON-US BONDS - 0.5%
American Standard, Inc.
  8.250% due 06/01/09                    GBP    25          39
Argentina, Republic of
 Series PRE1
  3.013% due 04/01/01 (b)                ARS   178          55
 Series PRE3
  2.951% due 09/01/02 (b)                ARS    86          57
 Series PRO1
 Zero Coupon due 04/01/07 (b)            ARS   144         101
British Aerospace PLC
  7.450% due 03/03/39                    GBP    80         121
Coca Cola Enterprises PLC
  6.750% due 03/12/08                    GBP    70         107
Coral Group Holdings PLC
 Series B
 13.500% due 09/30/09                    GBP    10          16
Greece, Republic of
  5.900% due 02/11/03                    GRD 5,500          15
Hungary, Government of
 Series 01/E
 15.500% due 05/12/01                    HUF 8,000          30

112  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Hungary, Republic of
 13.500% due 11/24/01                  HUF 17,500          65
  9.500% due 01/12/02                  HUF 13,000          46
IPC Magazines Group PLC
 Step Up Bond
  Zero Coupon due 03/15/08 (b)         GBP     20          18
Lesotho Highlands Water
 12.000% due 12/01/05                  ZAR    120          16
 13.000% due 09/15/10                  ZAR    850         113
New Zealand, Government of
  Zero Coupon due 03/15/02             NZD  1,800         920
 Series 403
  5.500% due 04/15/03                  NZD  1,200         559
Spintab AB
  7.500% due 06/15/04                  SEK    600          70
Stadshypotek AB
  3.500% due 09/15/04                  SEK  1,000         101
Unikredit
  7.000% due 10/01/29                  DKK  1,187         143
                                                   ----------
                                                        2,592
                                                   ----------

UNITED STATES GOVERNMENT AGENCIES - 4.7%
Federal Home Loan Bank Corp.
 Discount Note
  6.753% due 11/03/00                         170         165
Federal Home Loan Mortgage Corp.
  5.750% due 03/15/09                       1,545       1,388
  6.750% due 09/15/29                       5,425       5,118
Federal National
 Mortgage Association
  5.125% due 02/13/04                         725         675
  5.625% due 05/14/04                       2,975       2,808
  6.250% due 05/15/29                       3,615       3,201
  7.125% due 01/15/30                       2,450       2,425
Federal National
 Mortgage Association
  Zero Coupon due 06/01/17                  5,350       1,598
Small Business Administration
 Series 97-D
  7.500% due 04/01/17                       5,001       5,034
                                                   ----------
                                                       22,412
                                                   ----------

UNITED STATES GOVERNMENT TREASURIES - 8.3%
United States Treasury Bond
 Principal Strip
   Zero Coupon due 08/15/20                 2,630         768
   Zero Coupon due 05/15/20                 1,000         296
   Zero Coupon due 11/15/21                 9,585       2,619
   Zero Coupon due 11/15/24                 1,985         457
United States Treasury Bonds
 11.250% due 02/15/15                       1,000       1,463
  9.250% due 02/15/16                       2,175       2,799
  8.875% due 08/15/17                       1,900       2,404
  8.750% due 08/15/20                       2,000       2,557
  8.125% due 05/15/21                       1,625       1,971
  8.000% due 11/15/21                         200         241
  6.625% due 02/15/27                         625         658
  6.125% due 08/15/29                       2,567       2,573
  6.250% due 05/15/30                         550         572
United States Treasury
 Interest Strips
  5.890% due 02/15/10                         850         455
United States Treasury Notes
  5.500% due 08/31/01                       1,410       1,389
  5.625% due 09/30/01                       1,145       1,129
  3.625% due 07/15/02                       1,801       1,798
  5.750% due 11/30/02                       1,025       1,003
  6.000% due 08/15/04                         599         586
  7.875% due 11/15/04                       2,750       2,885
  3.375% due 01/15/07                       3,467       3,340
  3.625% due 01/15/08                       2,311       2,252
  3.875% due 01/15/09                       4,600       4,555
United States Treasury
 Principal Strip
   Zero Coupon due 11/15/04                 1,748       1,297
                                                   ----------
                                                       40,067
                                                   ----------

YANKEE BONDS - 1.7%
Abbey National PLC
  7.950% due 10/26/29                         380         370
Amatek Industries Pty, Ltd.
 12.000% due 02/15/08                          55          51
Amvescap PLC
  6.600% due 05/15/05                         875         810
Asia Pulp & Paper Finance IX, Ltd.
 10.526% due 10/04/01                       1,000         880
Avecia Group PLC
 11.000% due 07/01/09                          25          25
Brazil, Republic of,
 Series EI-L
  7.376% due 04/15/06 (b)                     372         332
British Sky Broadcasting
  8.200% due 07/15/09                         750         728
Cable Satisfaction International
 Series UNIT
 12.750% due 03/01/10                          35          33
Colt Telecom Group PLC
 Step Up Bond
  Zero Coupon due 12/15/06 (b)                500         430
Edperbrascan Corp.
  7.125% due 12/16/03                         775         721

                                                      Fixed Income III Fund  113

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                         ---------     ------
Glencore Nickel Party, Ltd.
  9.000% due 12/01/14                          250        208
Hyundai Semiconductor America, Inc.
  8.625% due 05/15/07                          280        245
Korea Electric Power Corp.
  7.000% due 02/01/27                          215        199
National Westminster Bank PLC
  7.750% due 04/29/49 (e)                      475        450
Philippines, Republic of
 10.625% due 03/16/25                          205        189
Repap New Brunswick
 10.625% due 04/15/05                           15         14
Royal Caribbean Cruises, Ltd.
  7.000% due 10/15/07                          900        795
  7.500% due 10/15/27                          450        377
RSL Communications PLC
 12.000% due 11/01/08                           50         45
  9.875% due 11/15/09                           75         60
RSL Communications PLC
 Step Up Bond
  Zero Coupon due 03/01/08 (b)                 375        202
St. George Bank, Ltd.
  7.150% due 10/01/05                          775        744
Telewest Communications PLC
 Step Up Bond
  Zero Coupon due 04/15/09 (b)                  25         23
Wolters Kluwer
  5.500% due 09/22/06                          160        142
                                                      -------
                                                        8,073
                                                      -------

TOTAL LONG-TERM INVESTMENTS
(cost $515,647)                                       505,820
                                                      -------

                                         NOTIONAL
                                          AMOUNT
                                          (000)
                                            $
                                         --------
OPTIONS PURCHASED- 0.0%
United States Treasury Bonds (c)
 Aug 95.58 Call                             1,825          46
 Sep 102.53 Call                            1,400          20
 Sep 104.75 Call                            4,075          35
United States Treasury Notes (c)
 Mar 100.83 Call                            3,500         111
 Aug 99.31 Call                             2,300          75
 Sep 102.52 Call                                           21
                                            1,325
                                                      -------
TOTAL OPTIONS PURCHASED
(cost $281)                                               308
                                                      -------

                                                       MARKET
                                          NUMBER       VALUE
                                            OF         (000)
                                          SHARES         $
                                          ------       ------
PREFERRED STOCKS - 0.4%
Adelphia Communications Corp.                  2          218
American Restaurant Group, Inc.               10            2
Australia & New Zealand Banking
 Group, Ltd.                               7,200          180
Avecia Group PLC                              75            2
California Federal Preferred
 Capital Corp.                            18,750          417
Equity Office Properties Trust
   Series B                               15,000          585
Granite Broadcasting Corp.                    32           31
High Voltage Engineering Corp.
 Series A                                      7            5
Nextel Communications, Inc.
 Series E                                     25           24
Nextlink Communications                       502          24
Paxson Communications Corp.                   318         312
PSINet, Inc.
 Series D                                     490          15
R&B Falcon Corp.                                           28
                                               25
                                                      -------
TOTAL PREFERRED STOCKS
(cost $2,134)                                           1,843
                                                      -------

                                       PRINCIPAL
                                        AMOUNT
                                        (000)
                                          $
                                       ---------
SHORT-TERM INVESTMENTS - 14.0%
American Express Credit Corp. 1&2
  5.150% due 05/15/00 (a)                  2,387        2,381
Citi Svc Linked Deposit
 Zero Coupon due 05/08/00                     20           20
Citi Svc Time Deposit
  8.500% due 05/24/00                         60           60
Citibank CRC Linked Time Deposit
 14.750% due 05/03/00                        105          105
 14.250% due 07/03/00                        112          112
Csfb Trl Weekly Reset 5
 34.310% due 03/09/01                        113          113
Deutche Bank BRL Linked
 17.650% due 10/11/00                         72           72
 19.300% due 03/01/01                        130          130
Federal Agricultural Mortgage Corp.
 Discount Note
  5.780% due 05/02/00                        200          200
  6.050% due 07/05/00                        100           99
Federal Farm Credit Bank
 Discount Notes
  5.750% due 05/19/00                        100          100
  5.950% due 06/06/00                        100           99


114  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL     MARKET
                                          AMOUNT       VALUE
                                           (000)       (000)
                                             $           $
                                        -----------   --------
Federal Home Loan Bank
 Consolidated Discount Notes
  5.700% due 05/05/00                          423         423
  5.730% due 05/11/00                           50          50
  5.850% due 08/02/00                          105         103
  5.800% due 08/08/00                          155         152
  6.120% due 09/21/00                          100          97
  5.980% due 12/04/00                          201         194
  6.090% due 03/08/01                          180         170
  6.220% due 03/23/01                          100          94
  6.150% due 04/09/01                          100          94
Federal Home Loan Bank Corp.
 Discount Note
  6.050% due 07/26/00                          135         133
Federal Home Loan Mortgage Corp.
  6.050% due 03/10/01                          100          95
Federal Home Loan Mortgage Corp.
 Discount Notes
  5.630% due 05/31/00                          100         100
  5.880% due 06/08/00                           50          50
Federal Home Loan Mortgage
 Discount Notes
  5.900% due 05/15/00                        9,086       9,065
Federal National Mortgage
 Association Discount Notes
  5.870% due 05/04/00                          440         430
  5.750% due 05/11/00                           75          75
  5.850% due 06/01/00                          100          99
  5.940% due 06/06/00                          100          99
  5.960% due 06/22/00                        1,680       1,666
  6.010% due 07/06/00                          100          99
  5.860% due 07/20/00                          270         266
  6.733% due 10/27/00                          122         118
Ford Motor Credit Co.
  Zero Coupon due 05/11/00                   2,387       2,382
Frank Russell Investment Company
 Money Market Fund,
 due on demand (a)                          41,644      41,644
General Electric Capital Corp.
 Discount Note
  5.600% due 05/15/00 (a)                    2,387       2,381
General Motors Acceptance Corp.
  5.520% due   05/15/00                      2,387       2,381
Salomon, Inc., KRW Indexed Note
  6.950% due 01/10/01 (b)                       93          94
Turkey Treasury Bill
 32.750% due 06/07/00                  TRL 118,000         168
 32.300% due 08/23/00                  TRL  65,700          88
United States Treasury Bills
  5.800% due 07/13/01                           20          18
  5.950% due 10/12/00                           30          28
  5.830% due 11/09/00                          100          97
United States Treasury Notes
  5.125% due 08/31/00                         670          669
                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $67,004)                                          67,113
                                                    ----------

                                         NUMBER
                                           OF
                                         SHARES
                                       ----------
WARRANTS - 0.0%
Motient Corp. 2008 Warrants                    30           1
                                                   ----------

TOTAL WARRANTS
(cost $1)                                                   1
                                                   ----------

TOTAL INVESTMENTS - 119.8%
(cost $585,067)                                       575,085

OTHER ASSETS AND LIABILITIES,  INCLUDING
 OPTIONS WRITTEN, NET - (19.8%)                       (95,054)
                                                   ----------

NET ASSETS - 100.0%                                   480,031
                                                   ==========

*    Each contract represents $100,000 notional value.
(a)  At amortized cost, which approximates market.
(b)  Adjustable or floating rate security.
(c)  Nonincome-producing security.
(d)  Forward commitment.
(e)  Perpetual floating rate note.
(f)  Held as collateral in connection with futures contracts purchased
     (sold) and options written by the Fund.
(g)  Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

                                                      Fixed Income III Fund  115

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazillian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CZK - Czech koruna
DKK - Danish krone
EUR - Euro dollar
GBP - British pound sterling
GRD - Greek drachma
HUF - Hungarian forint
IDR - Indonesian rupah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
NZD - New Zealand dollar
PEN - Peruvian nouveau sol
PHP - Phillipine peso
PLN - Polish zloty
SEK - Swedish krona
SKK - Slovakian koruna
THB - Thailand baht
TRL - Turkish lira
USD - United States dollar
ZAR - South African rand


                                                      UNREALIZED
                                          NUMBER     APPRECIATION
                                            OF      (DEPRECIATION)
FUTURES CONTRACTS                       CONTRACTS*      (000)
                                        ----------  --------------
LONG POSITIONS
Eurodollar Futures
 expiration date 03/01                      56          $ (42)

United States Treasury Notes 5 Year
 Futures expiration date 06/00              50              9

United States Treasury Notes 10 Year
 Futures expiration date 06/00             196             84

United States Treasury Bonds 30 Year
 Futures expiration date 06/00             127            150

SHORT POSITIONS
United States Treasury Notes 5 Year
 Futures expiration date 06/00             165             39

United States Treasury Notes 10 Year
 Futures expiration date 06/00              10            (18)

United States Treasury Bonds 30 Year
 Futures expiration date 06/00             173            (20)
                                                   ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures Contracts                $202
                                                   ==========

See accompanying notes which are an integral part of the financial statements.

116  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

                                      NOTIONAL      MARKET
                                       AMOUNT       VALUE
                                       (000)        (000)
Options Written                          $            $
                                      --------      ------
United States Treasury Bills*
 May 104.66 Call                        3,100          --
 May 97.28 Put                          3,100           6
United States Treasury Notes*
 Sep 106.50 Call                        1,400           6
 Aug 103.13 Call                        2,300          25
 Sep 100.50 Put                         1,325          16
 Sep 99.02 Put                          1,400          14
 Mar 98.27 Put                          3,500          43
United States Treasury Bonds*
 Sep 103.13 Put                         4,075         103
 May 100.00 Call                           42           2
 Aug 98.68 Call                         1,825          17
 May 98.00 Call                            11           3
 May 98.00 Call                             2           1
United States Treasury Notes 5 Year
 Futures
 May 96.00 Put                             61           4
United States Treasury Notes 10 Year
 Futures
 May 99.00 Call                            11           2
 May 96.00 Put                             11           3
 May 95.00 Put                             11           1
Eurodollar Futures
 Mar 93.25 Call                            40           4
 Mar 92.75 Put                             40          14
 Dec 93.50 Put                             30          24
 Dec 93.00 Put                            113          46
Eurodollar Mid Curve 1 Year Future
 Dec 93.50 Put                            115          94
                                               ----------

Total Liability for Options Written
 (premiums received $405)                             428
                                               ==========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


CONTRACTS TO  IN EXCHANGE                  UNREALIZED
  DELIVER         FOR      SETTLEMENT     APPRECIATION
   (000)         (000)        DATE            (000)
------------  -----------  ----------    --------------
USD      105  ARS     105    05/03/00              $ --
USD      150  ARS     155    05/03/00                 5
USD       30  ARS      31    10/18/00                 1
USD       50  ARS      51    10/18/00                --
USD       30  ARS      30    10/24/00                --
USD       69  BRL     125    05/15/00                --
USD       20  BRL      41    06/05/00                 2
USD      105  BRL     198    08/04/00                 1
USD       45  CLP  23,054    05/09/00                --
USD       20  CLP  10,302    05/17/00                --
USD       40  CLP  20,362    05/30/00                (1)
USD       55  CLP  28,089    06/20/00                (1)
USD      120  CLP  63,432    08/01/00                 1
USD       45  CLP  23,783    08/03/00                 0
USD       45  CLP  23,054    05/09/00                --
USD       20  CLP  10,302    05/17/00                --
USD       40  CLP  20,362    05/30/00                (1)
USD       37  CNY     308    06/05/00                --
USD       59  CNY     490    07/05/00                --
USD       80  COP 157,920    05/08/00                (1)
USD       53  CZK   1,994    05/03/00                (3)
USD       46  CZK   1,649    06/07/00                (4)
USD       57  CZK   2,260    08/03/00                --
USD      115  CZK   4,176    08/08/00               (10)
USD       63  CZK   2,377    10/04/00                (3)
USD       50  EUR      55    05/03/00                --
USD        5  EUR       5    07/28/00                --
USD       11  EUR      11    07/28/00                (1)
USD       17  EUR      17    07/28/00                (1)
USD       26  EUR      27    07/28/00                (1)
USD       10  EUR      11    07/28/00                --
USD       18  EUR      20    07/28/00                --
USD       16  GBP      10    07/28/00                --
USD       32  GBP      20    07/28/00                --
USD       50  GRD  17,700    06/20/00                (2)
USD      242  GRD  77,997    11/06/00               (32)
USD      215  HUF  54,191    05/04/00               (25)
USD       53  IDR 400,521    05/04/00                (2)
USD       50  IDR 367,300    05/04/00                (3)
USD       13  IDR  97,019    05/04/00                (1)
USD       32  IDR 240,000    06/20/00                (2)
USD       40  IDR 310,778    07/24/00                (1)
USD       35  ILS     144    05/10/00                --
USD       64  ILS     277    06/06/00                 4
USD       55  ILS     225    03/09/01                --
USD       30  ILS     124    03/28/01                --
USD       29  INR   1,269    05/15/00                --
USD       26  INR   1,140    06/05/00                --


                                                      Fixed Income III Fund  117

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                 UNREALIZED
CONTRACTS TO     IN EXCHANGE                    APPRECIATION
  DELIVER            FOR         SETTLEMENT    (DEPRECIATION)
   (000)            (000)           DATE            (000)
------------     -----------     ----------    --------------
USD       81     INR    3,554     06/08/00         $  --
USD      139     INR    6,141     07/21/00             2
USD       23     JPY    2,355     07/28/00            --
USD       15     KES    1,116     05/03/00            --
USD       46     KES    3,408     05/03/00            --
USD       17     KES    1,250     07/03/00            --
USD       46     KES    3,480     07/14/00            --
USD       21     KRW   23,688     06/05/00            --
USD       30     KRW   33,525     06/09/00            --
USD       15     KRW   16,634     06/09/00            --
USD       49     KRW   54,537     07/06/00            --
USD       65     KRW   72,007     07/26/00            --
USD       70     KRW   77,553     07/26/00            --
USD       40     MXN      376     05/09/00            --
USD       41     MXN      382     05/09/00            --
USD       85     MXN      850     05/17/00             5
USD       20     MXN      209     10/03/00             1
USD      170     MXN    1,860     11/08/00            18
USD       65     MXN      664     11/13/00             2
USD       27     MXN      290     12/29/00             2
USD       28     MXN      304     12/29/00             2
USD       20     MXN      209     02/15/01             1
USD       70     MXN      717     04/16/01            (1)
USD       39     PEN      139     05/02/00             1
USD       25     PEN       89     05/09/00            --
USD       20     PEN       70     05/15/00            --
USD      140     PEN      507     08/08/00             2
USD       60     PEN      215     08/11/00            --
USD       25     PEN       90     08/14/00            --
USD      315     PHP   12,874     05/08/00            (3)
USD       27     PHP    1,121     05/09/00            --
USD        8     PHP      330     06/06/00            --
USD       73     PLN      317     05/03/00            (2)
USD      120     PLN      534     05/04/00            (1)
USD       74     PLN      321     07/06/00            (4)
USD      201     PLN      901     12/04/00           (12)
USD       88     PLN      405     03/02/01            (5)
USD       80     PLN      367     03/12/01            (5)
USD       16     PLN       70     03/21/01            (1)
USD      206     SKK    9,022     05/04/00            (9)
USD       34     SKK    1,500     03/09/01            (1)
USD       82     THB    3,098     07/10/00            --
ARS      105     USD      105     5/3/2000            --
ARS      155     USD      155     5/3/2000            --
BRL      125     USD       71     05/15/00             2
COP  157,920     USD       80     05/08/00             1
CZK    1,994     USD       50     05/03/00            --
DKK    1,231     USD      156     07/28/00             5

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                 UNREALIZED
CONTRACTS TO     IN EXCHANGE                    APPRECIATION
  DELIVER            FOR         SETTLEMENT    (DEPRECIATION)
   (000)            (000)           DATE            (000)
------------     -----------     ----------    --------------
EUR       55     USD       53     05/03/00          $  3
EUR      210     USD      206     05/04/00            15
EUR       46     USD       46     06/07/00             4
EUR       15     USD       14     07/28/00             1
EUR       50     USD       49     07/28/00             3
EUR       65     USD       62     07/28/00             3
EUR        4     USD        4     07/28/00            --
EUR       83     USD       78     07/28/00             2
EUR    1,869     USD    1,768     07/28/00            58
EUR      276     USD      261     07/28/00             9
EUR       30     USD       27     07/28/00            --
EUR       10     USD        9     07/28/00            --
EUR       62     USD       57     08/03/00            --
EUR      116     USD      115     08/08/00             9
EUR       65     USD       63     10/04/00             3
GBP        5     USD        8     07/28/00            --
GBP       15     USD       25     07/28/00            --
GBP        9     USD       14     07/28/00            --
GBP       58     USD       92     07/28/00             1
GBP      188     USD      297     07/28/00             4
GBP      172     USD      272     07/28/00             3
GBP      183     USD      288     07/28/00             4
GRD   40,000     USD      115     11/06/00             9
JPY    6,220     USD       60     07/28/00             2
JPY   18,027     USD      173     07/28/00             5
JPY      602     USD        6     07/28/00            --
JPY    2,465     USD       24     07/28/00            --
KES    3,305     USD       44     05/03/00            --
KES    1,220     USD       16     05/03/00            --
MXN      758     USD       80     05/09/00            --
MXN      360     USD       36     05/17/00            (3)
MXN      490     USD       49     05/17/00            (4)
MXN      300     USD       28     11/08/00            (3)
MXN      594     USD       55     12/29/00            (5)
PEN      139     USD       40     05/02/00            --
PEN       89     USD       25     05/09/00            --
PEN       70     USD       20     05/15/00            --
PEN      207     USD       58     08/08/00            --
PEN      215     USD       60     08/11/00            --
PHP    3,105     USD       75     05/08/00            --
PLN      852     USD      201     05/04/00            12
PLN      321     USD       75     07/06/00             5
SEK    1,568     USD      179     07/28/00             4
                                                  -------

                                                    $ 63
                                                  =======

See accompanying notes which are an integral part of the financial statements.

118  Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2000 (Unaudited)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                 UNREALIZED
CONTRACTS TO     IN EXCHANGE                    APPRECIATION
  DELIVER            FOR         SETTLEMENT    (DEPRECIATION)
   (000)            (000)           DATE            (000)
------------     -----------     ----------    --------------
USD        9      EUR     10       05/02/00              $ --
USD      336      NZD    164       05/01/00                (1)
USD      166      NZD    336       06/15/00                (3)
NZD      335      USD    168       05/25/00                 5
NZD      336      USD    166       05/01/00                 3
GBP       20      USD     32       05/02/00                 1
EUR      992      USD    921       05/23/00                19
EUR       11      USD     10       05/02/00                --
EUR       20      USD     18       05/03/00                --
                                                      -------

                                                         $ 24
                                                      =======


  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 119

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified
  cost $585,067) . . . . . . . . . . . . . . . .                 $      575,085
Cash . . . . . . . . . . . . . . . . . . . . . .                            275
Unrealized appreciation on forward
  foreign currency exchange contracts. . . . . .                            218
Unrealized appreciation on foreign
  currency exchange spot contracts . . . . . . .                             28
Receivables:
 Dividends and interest. . . . . . . . . . . . .                          5,847
 Investments sold (regular settlement) . . . . .                         11,215
 Investments sold (delayed settlement) . . . . .                         10,471
 Fund shares sold. . . . . . . . . . . . . . . .                            279
 Daily variation margin on futures contracts . .                             55
Prepaid expenses . . . . . . . . . . . . . . . .                              6
                                                                 --------------

   Total assets. . . . . . . . . . . . . . . . .                        603,480

LIABILITIES
Payables:
 Investments purchased (regular settlement). . .   $      11,587
 Investments purchased (delayed settlement). . .         110,241
 Fund shares redeemed. . . . . . . . . . . . . .             735
 Accrued fees to affiliates. . . . . . . . . . .             227
 Other accrued expenses. . . . . . . . . . . . .              19
 Daily variation margin on futures contracts . .              53
Unrealized depreciation on forward foreign
  currency exchange contracts. . . . . . . . . .             155
Unrealized depreciation on foreign currency
  exchange spot contracts. . . . . . . . . . . .               4
Options written, at market value (premiums
  received $405) . . . . . . . . . . . . . . . .             428
                                                   -------------
   Total liabilities . . . . . . . . . . . . . .                        123,449
                                                                 --------------

NET ASSETS. . . . . . . . . . . . . . .  . . . .                 $      480,031
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . .                 $        2,608
Accumulated distributions in excess
  of net realized gain . . . . . . . . . . . . .                        (23,495)
Unrealized appreciation (depreciation) on:
 Investments . . . . . . . . . . . . . . . . . .                         (9,982)
 Futures contracts . . . . . . . . . . . . . . .                            202
 Options written . . . . . . . . . . . . . . . .                            (23)
 Foreign currency-related transactions . . . . .                            118
Shares of beneficial interest. . . . . . . . . .                            500
Additional paid-in capital . . . . . . . . . . .                        510,103
                                                                 --------------

NET ASSETS. . . . . . . . . . . . . . .  . . . .                 $      480,031
                                                                 ==============

Net Asset Value, offering and redemption price
  per share:
 Class E ($4,102,515 divided by 427,080
   shares of $.01 par value shares of
   beneficial interest outstanding). . . . . . .                 $         9.61
                                                                 ==============

 Class I ($475,928,747 divided by 49,600,473
   shares of $.01 par value shares of
   beneficial interest outstanding). . . . . . .                 $         9.60
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

120  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                   FOUR MONTHS ENDED
                                                     APRIL 30, 2000       YEAR ENDED
                                                      (UNAUDITED)     DECEMBER 31, 1999
                                                  -----------------   -----------------
INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . .   $          10,818   $          27,352
 Dividends from Money Market Fund . . . . . . .                 640               3,118
 Dividends. . . . . . . . . . . . . . . . . . .                 106                 527
                                                  -----------------   -----------------

   Total investment income. . . . . . . . . . .              11,564              30,997
                                                  -----------------   -----------------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .                 771               2,287
 Administrative fees. . . . . . . . . . . . . .                  78                 235
 Custodian fees . . . . . . . . . . . . . . . .                 123                 308
 Transfer agent fees. . . . . . . . . . . . . .                  72                 272
 Professional fees. . . . . . . . . . . . . . .                  12                  25
 Registration fees. . . . . . . . . . . . . . .                  20                  90
 Shareholder servicing fees - Class E . . . . .                   3                   4
 Trustees' fees . . . . . . . . . . . . . . . .                   4                   5
 Miscellaneous. . . . . . . . . . . . . . . . .                   8                  33
                                                  -----------------   -----------------

   Total expenses . . . . . . . . . . . . . . .               1,091               3,259
                                                  -----------------   -----------------

Net investment income . . . . . . . . . . . . .              10,473              27,738
                                                  -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .              (3,339)            (16,568)
 Futures contracts. . . . . . . . . . . . . . .                (904)             (2,106)
 Options written. . . . . . . . . . . . . . . .                 (90)                183
 Foreign currency-related transactions. . . . .                 467                  19
                                                  -----------------   -----------------
                                                             (3,866)            (18,472)
                                                  -----------------   -----------------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .                 393             (10,588)
 Futures contracts. . . . . . . . . . . . . . .                 874                (178)
 Options written. . . . . . . . . . . . . . . .                 149                (330)
 Foreign currency-related transactions. . . . .                 (22)                146
                                                  -----------------   -----------------
                                                              1,394             (10,950)
                                                  -----------------   -----------------

Net realized and unrealized gain (loss) . . . .              (2,472)            (29,422)
                                                  -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS  . . . . . . . . . . . . . . . . .   $           8,001   $          (1,684)
                                                  =================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  121

FIXED INCOME III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                        FOUR MONTHS ENDED
                                         APRIL 30, 2000        YEAR ENDED           YEAR ENDED
                                           (UNAUDITED)      DECEMBER 31, 1999    DECEMBER 31, 1998
                                        -----------------   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income. . . . . . . .   $          10,473   $          27,738    $          26,279
 Net realized gain (loss) . . . . . .              (3,866)            (18,472)               9,736
 Net change in unrealized
 appreciation (depreciation). . . . .               1,394             (10,950)              (6,742)
                                        -----------------   -----------------    -----------------

   Net increase (decrease) in net
   assets from operations . . . . . .               8,001              (1,684)              29,273
                                        -----------------   -----------------    -----------------

DISTRIBUTIONS
 From net investment income
   Class E. . . . . . . . . . . . . .                 (68)               (107)                  --
   Class I. . . . . . . . . . . . . .              (7,682)            (28,340)                  --
                                        -----------------   -----------------    -----------------

     Net decrease in net assets
     from distributions . . . . . . .              (7,750)            (28,447)             (38,511)
                                        -----------------   -----------------    -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions . . .              10,145              37,576               88,995
                                        -----------------   -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS. . . . . . . . . . . . . .              10,396               7,445               79,757

NET ASSETS
 Beginning of period. . . . . . . . .             469,635             462,190              382,433
                                        -----------------   -----------------    -----------------

 End of period (including
   undistributed net investment
   income of $2,608 and accumulated
   distributions in excess of net
   investment income of $115 and
   $145, respectively). . . . . . . .   $         480,031   $         469,635    $         462,190
                                        =================   =================    =================

See accompanying notes which are an integral part of the financial statements.

122  Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2000*    1999**
                                                            --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . . . .   $   9.61  $  10.12
                                                            --------  --------

INCOME FROM OPERATIONS
 Net investment income (a). . . . . . . . . . . . . . . .        .20       .35
 Net realized and unrealized gain (loss). . . . . . . . .       (.04)     (.43)
                                                            --------  --------

   Total income from operations . . . . . . . . . . . . .        .16      (.08)
                                                            --------  --------

DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . .       (.16)     (.43)
                                                            --------  --------

   Total distributions. . . . . . . . . . . . . . . . . .       (.16)     (.43)
                                                            --------  --------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . . . .   $   9.61  $   9.61
                                                            ========  ========

TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . .       1.66      (.83)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . .      4,103     2,367

 Ratios to average net assets (%)(c):
   Operating expenses . . . . . . . . . . . . . . . . . .        .95       .94
   Net investment income. . . . . . . . . . . . . . . . .       6.50      5.63

 Portfolio turnover rate (%). . . . . . . . . . . . . . .      51.30    131.38

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                      Fixed Income III Fund  123

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     YEARS ENDED DECEMBER 31,
                                           ----------------------------------------------------------------------
                                2000*           1999           1998          1997          1996          1995
                             ---------     -------------   -----------   -----------   -----------   ------------
NET ASSET VALUE,
BEGINNING OF PERIOD . . .    $    9.59     $       10.22   $     10.42   $     10.17   $     10.34   $       9.37
                             ---------     -------------   -----------   -----------   -----------   ------------
INCOME FROM OPERATIONS
 Net investment
   income (a) . . . . . .          .21               .59           .62           .63           .64            .67
 Net realized and
   unrealized gain
   (loss) . . . . . . . .         (.04)             (.62)          .08           .32          (.16)           .97
                             ---------     -------------   -----------   -----------   -----------   ------------

   Total income from
   operations . . . . . .          .17              (.03)          .70           .95           .48           1.64
                             ---------     -------------   -----------   -----------   -----------   ------------

DISTRIBUTIONS
 From net investment
   income . . . . . . . .         (.16)             (.60)         (.62)         (.64)         (.65)          (.67)
 From net realized                  --                --          (.28)         (.06)           --             --
   gain . . . . . . . . .    ---------     -------------   -----------   -----------   -----------   ------------

   Total distributions. .         (.16)             (.60)         (.90)         (.70)         (.65)          (.67)
                             ---------     -------------   -----------   -----------   -----------   ------------

NET ASSET VALUE, END
 OF PERIOD. . . . . . . .    $    9.60     $        9.59   $     10.22   $     10.42   $     10.17   $      10.34
                             =========     =============   ===========   ===========   ===========   ============

TOTAL RETURN (%)(b)(d). .         1.75              (.29)         6.80          9.64          4.88          17.99

RATIOS/SUPPLEMENTAL
DATA:
 Net Assets, end of
   period (in
   thousands) . . . . . .      475,929           467,268       462,190       382,433       292,077        252,465

 Ratios to average net
   assets (%)(c)(d):
   Operating expenses . .          .70               .69           .67           .70           .73            .61
   Net investment
   income . . . . . . . .         6.69              5.91          5.91          6.13          6.32           6.83

 Portfolio turnover
   rate (%) . . . . . . .        51.30            131.38        342.49        274.84        144.26         141.37

*   For the four months ended April 30, 2000 (Unaudited).
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

124  Fixed Income III Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
COMMON STOCKS - 84.8%
ARGENTINA - 1.8%
Astra cia Argentina de Petro (a)             340,000         803
Banco de Galicia y Buenos Aires SA de
 CV Class B - ADR                             13,829         239
Banco Frances del Rio la Plata - ADR          14,500         286
Central Costanera SA Class B                 187,100         356
Central Puerto SA Class B                    120,000         195
El Sitio, Inc. (a)                             3,400          36
Inversiones Y Representaciones
 SA Class B                                  143,637         424
Nobleza Piccardo SA                           91,100         257
Nortel Inversora SA - ADR                      4,100          76
PC Holdings SA - ADR                           8,092         124
PC Holdings SA Class B                       672,481       1,023
Quilmes Industrial (Regd)(a)                  71,000         577
Siderar SA Series A                           29,800         116
Siderca SAIC                                 250,000         538
Telecom Argentina SA Class B - ADR            31,800         888
Telefonica de Argentina Class B              340,000       1,198
Telefonica de Argentina SA
 Class B - ADR                                14,600         513
Transportadora de Gas del Sur
 SA Class B                                   54,005          87
                                                      ----------
                                                           7,736
                                                      ----------

AUSTRALIA - 0.4%
Lihir Gold, Ltd. (a)                       1,083,000         367
Oil Search, Ltd. (Australia Regd)(a)         800,000         724
Orogen Minerals, Ltd.                        800,000         589
                                                      ----------
                                                           1,680
                                                      ----------

BRAZIL - 1.4%
Centrais Eletricas Brasileiras SA         28,959,000         428
Companhia Cervejaria Brahma - ADR              7,200         112
Companhia Energetica de Minas Gerais SA
 - ADR                                        23,547         360
Companhia Siderurgica Nacional             8,394,000         237
Companhia Vale do Rio Doce                    12,000         266
Copel Parana Energ                        20,000,000         105
Embratel Participacoes SA                 30,114,000         567
Globo Cabo SA - ADR                           26,500         439
Light Servicos de Eletricidade SA          6,802,914         785
Petroleo Brasileiro Petrobras SA - ADR        20,000         474
Tele Centro Sul Participacoes SA          40,933,000         420
Tele Norte Leste Participacoes SA         61,405,000       1,065
Tele Sudeste Celular Participacoes SA     47,617,000         200
Telesp Participacoes SA                   24,712,000         370
Ultrapar Participacoes SA - ADR               10,100          91
White Martins SA                             331,407         240
                                                      ----------
                                                           6,159
                                                      ----------

CHILE - 3.2%
Antofagasta Holdings PLC                     408,036       2,509
Banco de A. Edwards Series A - ADR             9,944         163
Banco Santander Chile
 Series A - ADR                                9,200         136
Banco Santiago - ADR                          13,300         263
BBV Banco BHIF - ADR                          29,000         464
Compania de Telecomunicaciones
 de Chile SA - ADR                            41,769         773
Distribucion Y Servicio D&S
 SA - ADR                                    119,500       2,032
Embotelladora Andina SA - ADR
 Series A                                     65,000         756
Embotelladora Andina SA - ADR
 Series B                                     58,000         595
Embotelladora Arica SA - ADR (a)              79,300         601
Enersis SA - ADR                              58,472       1,089
Gener SA - ADR                                92,900       1,272
Laboratorio Chile SA - ADR                    30,000         602
Maderas y Sinteticos SA - ADR                 49,900         686
Quinenco SA                                  166,300       1,870
Sociedad Quimica Y Minera de
 Chile SA - ADR                                3,750          92
                                                      ----------
                                                          13,903
                                                      ----------

CHINA - 3.1%
Beijing Yanhua Petrochemical Co., Ltd.
 Class H                                   4,450,000         526
China Telecom (Hong Kong), Ltd. (a)          562,000       4,022
China Telecom (Hong Kong),
 Ltd. - ADR (a)                                8,500       1,247
Guangdong Kelon Electrical Holdings
 Co., Ltd.                                 1,360,000         851
Huaneng Power International, Inc.
 Series N - ADR                              125,000       1,156
Jiangsu Expressway Co., Ltd. Class H       8,990,000       1,016
Jilin Chemical Industrial Company, Ltd.
 Class H                                   1,800,000         125
New World China Land, Ltd. (a)             1,520,000         388
PetroChina Co., Ltd. New (a)               5,302,000         824
Shanghai Petrochemical Co.,
 Ltd. Class H                              5,660,000         763
Shenzhen Expressway Co.,
 Ltd. Class H                              2,000,000         223


126  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                       MARKET
                                            NUMBER     VALUE
                                              OF       (000)
                                            SHARES       $
                                           ---------  ----------
Yanzhou Coal Mining Co.,
 Ltd. Series H                             8,170,000       1,636
Yizheng Chemical Fibre Class H (a)         1,985,000         385
                                                      ----------
                                                          13,162
                                                      ----------

CROATIA - 0.2%
Pliva d.d. - GDR                              82,600       1,020
                                                      ----------
CZECH REPUBLIC - 0.4%
Ceske Energeticke Zavody AS (a)               33,000          96
Ceske Radiokomunikace -
 GDR (a)                                      10,000         450
Czechoslovakian Value Fund
 1998 warrants (a)(c)                          1,800           0
SPT Telecom AS (a)                            36,603         679
Tabak AS                                       3,500         562
                                                      ----------
                                                           1,787
                                                      ----------

ECUADOR - 0.0%
La Cemento Nacional - GDR (a)                    700          25
La Cemento National - GDR (a)                  3,700         129
                                                      ----------
                                                             154
                                                      ----------

EGYPT - 1.3%
Al-Ahram Beverages Co.
 S.A.E. - GDR (a)                            106,000       1,855
Al-Ahram Beverages Co.
 S.A.E. - GDR (144A)(a)                       15,530         272
Commercial International Bank                 40,600         437
Commercial International Bank (Regd.) -
 GDR                                          22,700         239
Eastern Company for Tobacco
 & Cigarettes                                  5,100         123
Egypt International Pharmaceutical
 Industries Co.                                1,000          50
Egyptian Mobile Phone Network (a)             50,118       1,911
Misr International Bank                        3,300          55
Orascom Construction (a)                      48,425         665
Oriental Weavers Co.                           4,100          70
Suez Cement Co. (Regd) - GDR                   8,089         102
                                                      ----------
                                                           5,779
                                                      ----------

GREECE - 2.0%
Aluminum Co. of Greece SA                     23,600         788
Attica Enterprises Holdings SA                 5,175          60
Bank of Piraues                                2,070          37
Commercial Bank of Greece                     10,786         586
Credit Bank (Regd)                            32,540       1,792
Hellenic Bottling Co. SA                      11,370         180
Hellenic Telecommunication Organization
 SA - ADR                                      5,600          65
Hellenic Telecommunication Organization
 SA - GDR                                    131,485       2,960
Intracom SA                                    3,732         133
National Bank of Greece SA                    15,622         667
Panafon Hellenic Telecom SA                   90,400       1,087
STET Hellas Telecommunications
 SA - ADR (a)                                 11,000         249
Titan Cement Co. SA                            1,736          70
                                                      ----------
                                                           8,674
                                                      ----------

HONG KONG - 0.7%
Chen Hsong Holdings, Ltd.                  1,900,000         327
Founder Holdings, Ltd. (a)                   514,000         297
Legend Holdings, Ltd. (a)                    648,000         749
New World Infrastructure, Ltd. (a)         1,238,100       1,319
Pacific Century CyberWorks, Ltd. (a)         224,000         417
                                                      ----------
                                                           3,109
                                                      ----------

HUNGARY - 2.4%
BorsodChem - GDR                              44,200       1,613
BorsodChem Rt.                                12,000         444
Egis Gyogyszergyar                             6,100         268
Magyar Olaj Es Gas                             5,200          92
Magyar Tavkozlesi Rt. - ADR                   51,342       1,787
Magyar Tavkozlesi Rt. (Regd)                 282,476       1,935
Mol Magyar Olaj-Es Gazipari
 Rt. - GDR                                   101,900       1,783
Mol Magyar Olay-Es Gazipari - GDR              7,266         127
OTP Bank Rt.                                   8,534         378
Richter Gedeon, Ltd. - GDR                    29,846       1,642
Tiszai Vegyi Kombinat Rt.                     21,400         353
                                                      ----------
                                                          10,422
                                                      ----------

INDIA - 4.6%
Bajaj Auto, Ltd. - GDR                        51,000         403
BSES, Ltd. (a)                                22,800         388
BSES, Ltd. - GDR                              27,000         459
Genesis India Investment Co. (a)             760,800       8,879
ICICI Bank, Ltd. - ADR (a)                    22,000         380
ICICI, Ltd. - ADR                             32,000         768
Indo Gulf Fertilizers &
 Chemicals - GDR (a)                         419,000         419
Infosys Technologies, Ltd. - ADR               8,120       1,640
ITC, Ltd. - GDR                               23,900         397
Larsen & Toubro, Ltd. - GDR                   11,750         159
Mahanagar Telephone Nigam, Ltd. - GDR
 (a)                                          29,400         375
Perusahaan Persero Telekom - ADR              73,528         634
Reliance Industries, Ltd. - GDR               91,711       2,375
State Bank of India - GDR                     14,100         130


                                                      Emerging Markets Fund  127

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                           ---------  ----------
Tata Engineering & Locomotive
 Co. - GDR                                    75,400         226
Videsh Sanchar Nigam Ltd. - GDR              110,557       2,060
                                                      ----------
                                                          19,692
                                                      ----------

INDONESIA - 1.1%
Gulf Indonesia Resources, Ltd. (a)            88,300         618
Indah Kiat Pulp & Paper
 (Alien Market)(a)                         1,162,000         349
PT Bank Pan Indonesia Tbk (a)              2,014,000          96
PT Gudang Garam Tbk                          149,000         236
PT Hanjaya Mandala Sampoerna Tbk             169,000         245
PT Indofood Sukses Makmur Tbk (a)            175,000         120
PT Indosat (Persero) Tbk                     255,000         338
PT Indosat (Persero) Tbk - ADR                15,800         210
PT Matahari Putra Prima Tbk (a)            8,800,000       1,030
PT Ramayana Lestari Sentosa                1,670,000         851
PT Telekomunikasi
 Indonesia Series B                          438,000         191
Semen Gresik                                 232,000         242
                                                      ----------
                                                           4,526
                                                      ----------

ISRAEL - 3.6%
Bank Hapoalim, Ltd.                          502,400       1,543
Bank Leumi Le-Israel                         857,659       1,864
Bezeq Israeli Telecommunication Corp.,
 Ltd.                                        131,186         696
Blue Square Israel, Ltd. - ADR                13,720         128
Check Point Software Technologies, Ltd.
 (a)                                           8,000       1,387
Clal Industries, Ltd.                         24,400         270
Delta-Galil Industries, Ltd.                  27,279         556
ECI Telecom, Ltd.                              4,023         111
Gilat Satellite Networks, Ltd. (a)             4,100         353
IDB Holding Corp., Ltd.                        3,864         133
Israel Chemicals, Ltd.                       194,724         236
Israel Discount Bank Series A (a)            300,000         373
Koor Industries, Ltd.                          1,200         104
Koor Industries, Ltd. - ADR                   25,000         438
M-Systems Flash Disk Pioneers,
 Ltd. (a)                                      3,800         250
Makhteshim-Agan Industries, Ltd. (a)          10,000          20
Nice Systems, Ltd. - ADR (a)                   5,170         338
Orbotech, Ltd. (a)                            21,252       1,812
Orckit Communications, Ltd. (a)                9,800         432
Partner Communications Co.,
 Ltd. - ADR (a)                                4,500          48
Property & Building Corp., Ltd.                  666          69
RADWARE, Ltd. (a)                              7,800         209
Scitex Corp., Ltd. (a)                        19,000         226
Supersol, Ltd.                                50,000         163
Tecnomatix Technologies, Ltd. (a)             41,500       1,369
Teva Pharmaceutical Industries,
 Ltd. - ADR                                   49,886       2,188
                                                      ----------
                                                          15,316
                                                      ----------

JORDAN - 0.2%
Arab Bank Group                                3,510         831
                                                      ----------

LEBANON - 0.1%
Solidere - GDR (a)                            62,000         375
                                                      ----------

LUXEMBOURG - 1.4%
Foreign & Colonial Emerging Markets
 Indian Investment Co. (a)                   304,121       2,244
Foreign & Colonial Emerging Markets
 Taiwan Investment Co. (a)                    61,000       1,083
Millicom International Cellular SA (a)        43,000       2,258
Ritek, Inc. - GDR (a)                         17,690         332
                                                      ----------
                                                           5,917
                                                      ----------

MALAYSIA - 5.9%
AMMB Holdings Berhad                         341,000       1,292
Arab Malaysian Finance (Alien
 Market)(a)                                   97,000         139
Berjaya Sports                               191,000         400
Commerce Asset-Holding Berhad                421,000       1,185
Genting Berhad                               385,000       1,550
Golden Hope Plantation                       519,000         549
IJM Corp. Berhad                             456,000         442
Malakoff Berhad                              231,000         596
Malayan Banking Berhad                       688,000       2,861
Malaysian Pacific                            122,000       1,364
O.Y.L. Industries Berhad                      12,800          41
Oriental Holdings Berhad                     407,000         969
Perusahaan Otomobil Nasional Berhad          230,000         318
Petronas Gas Berhad                          213,000         348
Public Bank Berhad                           918,000         957
Public Bank Berhad (Alien Market)            276,000         385
Resorts World Berhad                         348,000       1,126
RHB Capital Berhad                           213,000         303
Road Builder (M) Holdings Berhad             385,000         505
Rothmans of Pall Mall
 (Malaysia) Berhad                           103,200         801
Sime Darby Berhad                            486,000         570
Technical Resource Industries Berhad         222,000         284
Telekom Malaysia Berhad                      411,000       1,428
Tenaga Nasional Berhad                     1,248,000       4,138
UMW Holdings Berhad                          142,000         308
United Engineers (Malaysia)
 Berhad (a)                                  772,000       1,991


128  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                           ---------  ----------
YTL Corp. Berhad                             310,000         506
YTL Corp. Berhad 2009 Warrants (a)            16,500           9
                                                      ----------
                                                          25,365
                                                      ----------

MEXICO - 12.1%
Alfa SA de CV Class A                        188,000         581
Carso Global Telecom Series A1 (a)         1,236,400       3,337
Cemex SA de CV                               434,440       1,884
Cemex SA de CV - ADR                          65,754       1,438
Cemex SA de CV 2000 Warrants (a)               1,737           5
Cemex SA de CV 2002 Warrants (a)              20,000          12
Cifra SA de CV Class C (a)                   452,700         965
Cifra SA de CV Series V (a)                  627,000       1,449
Coca-Cola Femsa SA - ADR                      71,200       1,322
Compania Cervecerias Unidas
 SA - ADR                                     59,200       1,321
Controladora Comercial Mexicana
 SA de CV                                  1,188,000       1,250
Corporacion Interamericana de
 Entretenimiento SA Series B (a)             374,400       1,536
Cydsa SA Series A                            277,000         206
Empaques Ponderosa (a)                       189,500         106
Empresa Nacional de Electricidad
 SA - ADR                                     36,538         420
Fomento Economico Mexicano SA de CV          160,500         637
Fomento Economico Mexicano SA de CV
 Series B - ADR                               67,050       2,766
Grupo Elektra, SA de CV                      160,000         156
Grupo Financiero Banamex Accival SA de
 CV (Banacci) Series O (a)                   598,483       2,162
Grupo Financiero Bancomer SA de CV
 Series O (a)                              1,462,000         653
Grupo Financiero Banorte
 SA de CV (a)                                275,000         374
Grupo Financiero Inbursa SA de CV Class
 O (a)                                       182,000         739
Grupo Industrial Durango
 SA - ADR (a)                                 17,250         175
Grupo Industrial Saltillo SA de CV            54,500         121
Grupo Mexico SA Series B                     233,000         951
Grupo Modelo SA de CV Series C               142,000         302
Grupo Radio Centro SA de CV - ADR             16,400         230
Grupo Television SA de
 CV - GDR (a)                                 45,675       2,898
Hylsamex SA de CV Series B (a)               150,000         274
Kimberly-Clark, Mexico Class A               773,500       2,491
Nuevo Grupo Iusacell SA de CV Series V
 - ADR (a)                                   104,700       1,669
Organizacion Soriana SA
 de CV Series B                               86,000         341
Panamerican Beverages, Inc. Class A          129,000       2,120
Seguros Comercial America
 Series B (a)                                 87,000         332
Telefonos de Mexico SA
 Series L - ADR                              252,074      14,825
Tubos de Acero de Mexico SA                   11,500         171
TV Azteca SA de CV - ADR                     178,600       1,964
                                                      ----------
                                                          52,183
                                                      ----------

PANAMA - 0.2%
Banco Latinoamericano de Exportaciones
 SA Class E                                   40,000         988
                                                      ----------

PERU - 0.5%
Compania de Minas Buenaventura Series B
 - ADR                                        24,200         417
Companiade Minas Buenaventura
 SA Series B                                  27,600         240
Credicorp, Ltd.                               49,850         527
Enrique Ferreyros                            236,970          84
Minsur SA                                     64,000         114
Southern Peru Copper Corp.                    10,800         136
Telefonica Del Peru SA
 Class B - ADR                                48,838         739
                                                      ----------
                                                           2,257
                                                      ----------

PHILIPPINES - 1.3%
Ayala Corp.                                  134,000          31
Equitable PCI Bank                           480,200         622
First Philippine Holdings Corp. (a)          270,000         157
Manila Electric Co. Class B                1,184,200       2,123
Metropolitan Bank & Trust Co.                 11,000          61
Philippine Long Distance
 Telephone Co.                                16,100         289
Philippine Long Distance
 Telephone Co. - ADR                          70,327       1,297
San Miguel Corp. Class B                      67,500          85
Security Bank Corp. (a)                      350,000         280
SM Prime Holdings                            960,000         125
Universal Robina                           2,410,000         355
                                                      ----------
                                                           5,425
                                                      ----------

POLAND - 0.7%
Agora SA - GDR (a)                             1,957          45
Bank Handlowy W.
 Warszawie - GDR                              13,590         193
Bank Polska Kasa Opieki Grupa Pekao SA
 (a)                                           5,970          71
BRE Bank SA                                    1,843          58
Elektrim Spolka Akcyjna SA (a)                34,053         427
KGHM Polska Miedz SA - GDR                    29,500         423


                                                      Emerging Markets Fund  129

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                           ---------  ----------
Optimus SA                                     5,200         181
Polski Koncern Naftowy SA - GDR               79,731         790
Prokom Software SA                             5,400         219
Softbank SA - GDR                              6,500         275
Telekomunikacja Polska SA
 Class S - GDR                                27,898         212
Telekomunikacja Polska SA
 Series A - GDR (a)                            6,140          45
WBK                                            8,246          46
                                                      ----------
                                                           2,985
                                                      ----------

RUSSIA - 1.6%
Golden Telecom, Inc. (a)                       6,200         187
Lukoil Oil Co. - ADR                          40,940       2,468
OAO Gazprom - ADR (a)                         15,000          99
Rostelecom - ADR                               7,200         140
Surgutneftegaz SP - ADR (a)                  155,976       2,367
Unified Energy Systems - ADR                  12,287         198
Unified Energy Systems - GDR                  40,043         746
Vimpel-Communications - ADR (a)               24,513         821
                                                      ----------
                                                           7,026
                                                      ----------

SINGAPORE - 0.4%
Asia Pulp & Paper Co, - ADR Ltd. (a)          79,000         499
Datacraft Asia, Ltd. (a)                     122,000         915
Total Access Communication, Ltd. (a)         160,000         420
                                                      ----------
                                                           1,834
                                                      ----------

SOUTH AFRICA - 6.2%
AECI, Ltd.                                   164,000         327
African Bank Investments, Ltd. (a)            73,900         160
Alexander Forbes, Ltd.                       482,000       1,081
Amalgamated Banks of South Africa            315,767       1,118
Amalgamated Beverage
 Industries, Ltd.                             50,971         297
Anglo American Platinum Corp., Ltd.           45,800       1,108
Anglo American PLC                             9,900         420
AngloGold, Ltd.                               27,310       1,039
Ashanti Goldfields, Ltd. - ADR               216,178         378
Barlow, Ltd.                                  50,837         319
Billiton PLC                                  92,000         353
De Beers Centenary Linked Units               58,854       1,207
Dimension Data Holdings, Ltd. (a)            301,057       1,976
Fedsure Holdings, Ltd.                        32,900         182
FirstRand, Ltd.                              852,800       1,006
Impala Platinum Holdings, Ltd.                34,100       1,081
Imperial Holdings, Ltd. (a)                   65,162         557
Iscor, Ltd. (a)                               74,960         166
Ixchange Technology Holdings,
 Ltd. (a)                                    102,000         217
JD Group, Ltd.                                69,300         467
Johnnies Industrial Corp., Ltd.               18,200         268
Liberty Life Association of Africa            79,186         742
Lonrho Africa PLC                            437,204         109
Lonrho PLC                                   115,176       1,177
M-Cell, Ltd.                                  63,400         339
Metro Cash and Carry, Ltd.                   256,359         193
MIH, Ltd. (a)                                  6,900         321
Nampak, Ltd.                                  90,000         210
Nedcor, Ltd.                                  43,962         834
PepsiCo International, Inc. (a)                1,190          10
Profurn, Ltd.                                300,490         182
Real Africa Holdings, Ltd. (a)                92,300          83
Rembrandt Group, Ltd.                        299,200       2,321
Sanlam, Ltd.                                 987,100       1,172
Sappi, Ltd.                                   78,200         548
Sasol                                        403,063       2,366
South African Breweries PLC                  176,800       1,305
Standard Bank Investment Corporation,
 Ltd.                                        126,060         464
Tongaat-Hulett Group, Ltd.                   103,000         512
                                                      ----------
                                                          26,615
                                                      ----------

SOUTH KOREA - 10.2%
Doosan Corp. (a)                              40,172         963
Dreamline Co., Ltd. 2000 Rights (a)            1,188           7
Dreamline Corp. (a)                            3,000          95
Haansoft, Inc. (a)                            10,800         191
HandySoft Corp. (a)                            5,000         186
Hanil Cement Manufacturing
 Co., Ltd.                                    54,500         737
Hankuk Glass Industries, Inc.                 63,000         744
Hansol Paper Co.                              33,960         230
Hanwha Chemical Corp. (a)                     40,110         167
Honam Petrochemical Corp.                     20,500         214
Housing & Commercial Bank, Korea              49,690         851
Hyundai Electronics Industries Co. (a)        52,770         837
Hyundai Industrial Development
 & Construction                               13,786          59
Hyundai Motor Co., Ltd.                       43,428         409
Hyundai Motor Co., Ltd. - GDR (a)             18,462          93
Kookmin Bank                                 248,148       2,683
Kookmin Bank - GDR                             5,000          53
Korea Electric Power Corp.                   122,298       3,582
Korea Electric Power Corp. - ADR              46,148         756
Korea Telecom Corp. - ADR                     41,059       1,417
Korea Telecom Freetel (a)                      3,500         201
Korea Tobacco & Ginseng Corp.                 48,200         925
LG Chemical, Ltd.                             68,100       1,565
Locus Corp. (a)                                2,300         280
Lotte Confectionery Co.                        4,500         556
Medidas Co., Ltd.                              1,658          24


130  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                           ---------  ----------
Mirae Co.                                     25,940         134
Pohang Iron & Steel Co., Ltd.                 14,171       1,108
Pohang Iron & Steel Co., Ltd. - ADR           17,100         359
S1 Corp.                                      52,681         707
Samsung Corp.                                 20,500         233
Samsung Electro-Mechanics Co.                  5,000         340
Samsung Electronics                           40,410      10,924
Samsung Electronics, Ltd. - GDS               35,719       2,884
Samsung Fire & Marine Insurance (a)            7,149         146
Samsung SDI Co., Ltd. - GDR (a)               52,250         536
Samsung Securities Co., Ltd.                  27,378         461
Seoul City Gas Co., Ltd.                      17,000         257
SEROME Technology, Inc.                        7,000         206
Shin Han Bank                                135,500       1,300
SK Corporation                                68,362       1,291
SK Telecom Co., Ltd. (a)                       9,510       2,528
SK Telecom Co., Ltd. - ADR                     9,730         312
Ssangyong Oil Refining Co.                    85,440       1,582
Tae Young Corp.                               17,639         367
Turbo Tek Co., Ltd.                           12,649         193
                                                      ----------
                                                          43,693
                                                      ----------

SRI LANKA - 0.1%
Ceylon Theatre                                13,660          37
Development Finance Corp. of Ceylon           97,221         123
John Keells Holdings, Ltd.                    65,302         100
                                                      ----------
                                                             260
                                                      ----------

SWITZERLAND - 0.2%
UBS AG 2001 Warrants (a)                     141,000         907
                                                      ----------

TAIWAN - 8.0%
Acer Peripherals, Inc. - GDR (a)              11,000         457
Acer, Inc. - GDR (144A)(a)                    89,900         935
Acer, Inc. - GDR (a)                         305,782       3,180
Advanced Semiconductor Engineering,
 Inc. - GDR (a)                               31,000         550
ASE Test, Ltd. (a)                            23,500         695
Asia Cement Corp. - GDR                       96,454         709
Asustek Computer, Inc. - GDR                     110           1
Asustek Computer, Inc. - GDR (Regd)          159,840       2,062
Asustek Computer, Inc.
 2000 Warrants (a)                            47,000         521
China Steel Corp. - GDS (a)                   83,702       1,161
Compal Electronics, Inc. - GDR                43,994         607
D-Link Corp. - GDR (a)                        46,600         677
Evergreen Marine Corp. - GDR (a)              61,642         475
Far Eastern Textile, Ltd. - GDR (a)           89,000       1,780
Formosa Plastic Corp.
 2000 Warrants (a)                           115,700         241
Fubon Insurance Co., Ltd. - GDR               96,980         853
GigaMedia, Ltd. (a)                            9,300         223
Hon Hai Precision Industry Co.,
 Ltd. - GDR (a)                               90,340       2,530
Hon Hai Precision Industry Co.,
 Ltd. - GDR (a)                               17,000         468
Macronix International Co.,
 Ltd. - ADR                                   24,300         741
Powerchip Semiconductor
 Corp. - GDR (a)                              85,500       1,945
Siliconware Precision Industries
 Co. - GDR (a)                                35,670         473
Synnex Technology International Corp.
 (Regd) - GDR                                 71,560       1,896
Taiwan Semiconductor Manufacturing 2001
 Warrants (a)                                288,000       1,854
Taiwan Semiconductor Manufacturing Co.,
 Ltd. - ADR (a)                               93,452       4,889
Winbond Electronics
 Corp. - GDR (144A)(a)                        27,800         866
Windbond Electronics
 Corp. - GDR (a)                             100,000       3,114
Yageo Corp. - GDR                             70,200         572
                                                      ----------
                                                          34,475
                                                      ----------

THAILAND - 1.2%
Advanced Information Services
 (Alien Market)(a)                            18,000         211
Bangkok Bank PLC
 (Alien Market)(a)                           299,000         507
Delta Electronics (Thailand) PLC              37,000         383
Delta Electronics, Inc. 2000 Rights (a)        5,000          50
Hana Microelectronics PLC
 (Alien Market)                              145,000       1,089
Jasmine International PLC
 (Alien Market)(a)                           700,000         382
National Petrochemical PLC
 (Alien Market)                              410,000         469
PTT Exploration and Production PLC,
 Ltd. (Alien Market)                         242,000       1,227
Siam Cement Co. (Alien Market)(a)              7,000         162
Siam City Cement PLC (Alien Market)(a)        45,000         136
TelecomAsia (Alien Market)(a)                188,000         252
Thai Farmers Bank (Alien Market)(a)          436,700         458
                                                      ----------
                                                           5,326
                                                      ----------

                                                      Emerging Markets Fund  131

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                          ----------  ----------
TURKEY - 6.7%
Akansa Cimento AS                          4,176,240          92
Akbank TAS                                47,538,650       1,069
Arcelik AS                                15,349,020       1,305
Brisa Bridgestone Sabanci Lastik San.
 Ve Tic AS                                 6,600,000         486
Dogan Sirketler Grubu Holding AS (a)      13,597,600         423
Dogan Yayin Holding AS (a)                20,383,700         492
EGE Biracilik Ve Malt Sanayii AS          18,255,600       1,642
Erciyas Biracilik ve Malt
 Sanayii AS (a)                            3,500,000         260
Eregli Demir ve Celik Fabrikalari TAS
 (a)                                       2,000,000         110
Haci Omer Sabanci Holding AS              29,797,452         482
Haci Omer Sabanci Holding
 AS - ADR                                    182,972         732
Hurriyet Gazetecilik ve
 Matbaacilik AS                           20,207,000         512
Koc Holding AS                             5,353,290       1,073
Migros                                     7,152,600       4,855
Sasa Suni ve Sentetik Elyaf Sanayii
 Anonim Sirketi                            5,000,000         186
Tupras                                    12,600,000         865
Turkiye Garanti Bankasi AS (a)           126,991,480       2,139
Turkiye Is Bankasi                        38,711,564       2,121
Vestel Elektronik Sanayi ve Ticaret AS
 (a)                                       1,341,220         505
Yapi ve Kredi Bankasi AS                 297,478,456       9,487
                                                      ----------
                                                          28,836
                                                      ----------

UNITED KINGDOM - 0.7%
Genesis Smaller Companies Fund (a)           172,135       2,873
                                                      ----------

UNITED STATES - 0.5%
Amdocs, Ltd. (a)                               4,000         271
Comverse Technology, Inc. (a)                  3,640         325
IMPSAT Fiber Networks, Inc. (a)               11,000         172
Merrill Lynch & Co., Inc.
 2001 Warrants (a)                           153,000         985
Tricom SA - ADR (a)                           21,400         385
                                                      ----------
                                                           2,138
                                                      ----------

VENEZUELA - 0.3%
Companhia Anonima Nacional Telefonos de
 Venezuela - ADR                              31,446         912
Mavesa SA - ADR                              151,875         399
Siderurgica Venezolana "Sivensa"
 S.A.C.A. Class B - GDR (a)                   13,167          17
                                                      ----------
                                                           1,328
                                                      ----------

ZIMBABWE - 0.1%
Delta Corp.                                1,010,343         198
                                                      ----------

TOTAL COMMON STOCKS
(cost $336,577)                                          364,954
                                                      ----------

PREFERRED STOCKS - 9.0%
ARGENTINA - 0.2%
Quilmes Industrial Quinsa
 Societe - ADR                               120,300       1,143
                                                      ----------

BRAZIL - 8.3%
Aracruz Celulose SA - ADR                      5,400         101
Banco Bradesco SA                        294,333,984       2,152
Banco do Estado de Sao Paulo              33,680,444       1,250
Banco Itau SA                             29,431,480       2,201
CIA Energetica De Minas Gerais            60,377,148         920
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar - ADR                    51,600       1,471
Companhia de Tecidos Norte de Minas (a)    1,492,066         112
Companhia Energetica de Minas Gerais -
 ADR                                          25,356         388
Companhia Paranaense de
 Energia - Copel                         140,282,000       1,037
Companhia Paranaense de Energia Copel
 Class B - ADR                                22,000         162
Companhia Siderurgica de
 Tubarao (a)                              31,000,000         433
Companhia Vale Do Rio
 Doce Series A                                73,300       1,815
Companmia Cervejaria Brahma                  927,000         673
Coteminas (Cia Tec)                        6,075,105         454
Eletropaulo Metropolitana-Electricidade
 de Sao Paulo SA                          17,910,000       1,032
Embratel Participacoes SA                 12,591,500         282
Embratel Participacoes SA - ADR               97,434       2,192
Gerdau SA                                  9,300,000         225
Itausa Investimentos Itau SA                 653,000         561
Marcopolo SA                                 521,000         750
Petroleo Brasileiro SA                    13,607,000       3,241
Tele Celular Sul Participacoes SA         48,438,300         190
Tele Centro Sul Participacoes SA          29,926,600         391
Tele Centro Sul Participacoes
 SA - ADR                                     29,900       1,906
Tele Norte Leste Participacoes SA         27,795,000         569
Tele Norte Leste Participacoes
 SA - ADR                                     70,442       1,255
Telecomunicacoes Brasileiras
 SA - ADR                                        900         106
Telemig Celular Participacoes SA          58,772,000         169
Telemig Celular SA Class C                    35,333           1


132  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                            NUMBER      VALUE
                                              OF        (000)
                                            SHARES        $
                                         -----------  ----------
Telesp Celular Participacoes SA          219,621,090       3,941
Telesp Celular Participacoes
 SA - ADR                                     16,000         706
Telesp Participacoes SA                   89,159,586       2,222
Uniao de Bancos Brasileiros
 SA (Units)                                7,100,000         346
Uniao de Bancos Brasileiros
 SA - GDR                                     18,800         469
Usinas Siderurgicas de Minas
 Gerais SA                                   291,100       1,217
Votorantim Celulose e Papel
 SA - ADR                                 20,700,000         616
                                                      ----------
                                                          35,556
                                                      ----------

RUSSIA - 0.2%
Lukoil Holding Oil Co. - ADR                  41,200         865
                                                      ----------

SOUTH KOREA - 0.3%
Samsung Electronic, Ltd.                       9,910       1,331
                                                      ----------

TOTAL PREFERRED STOCKS
(cost $35,330)                                            38,895
                                                      ----------

                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                              $
                                         -----------
LONG-TERM INVESTMENTS - 0.0%
UNITED STATES - 0.0%
Far Eastern Textile
 Zero Coupon due 01/26/05                         65          65
                                                      ----------

TOTAL LONG-TERM INVESTMENTS
(cost $65)                                                    65
                                                      ----------

SHORT-TERM INVESTMENTS - 5.6%
UNITED STATES - 5.6%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                            23,908      23,908
                                                      ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,908)                                            23,908
                                                      ----------

TOTAL INVESTMENTS - 99.4%
(identified cost $395,880)                               427,822

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                 2,360
                                                      ----------

NET ASSETS - 100.0%                                      430,182
                                                      ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
GDS  - Global Depositary Share
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
GRD - Greek drachma
ILS - Israeli shekel
KRW - South Korean won
MXN - Mexican peso
PHP - Philippine peso
THB - Thailand baht
TRL - Turkish lira
USD - United States dollar
ZAR - South African rand

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  133

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                             % OF       VALUE
                                             NET        (000)
INDUSTRY DIVIERSIFICATION                   ASSETS        $
                                          ----------  ----------
Auto & Transportation                        1.2%        5,127
Consumer Discretionary                       7.1        30,457
Consumer Staples                             6.7        28,625
Financial Services                          19.3        82,892
Health Care                                  1.3         5,794
Integrated Oils                              2.3         9,760
Materials & Processing                       9.9        42,674
Miscellaneous                                2.7        11,799
Other Energy                                 3.8        16,472
Producer Durables                            6.4        27,323
Technology                                  10.8        46,548
Utilities                                   22.3        96,378
Short-Term Investments                       5.6        23,908
Long-Term Investments                         --            65
                                          ------      --------

Total Investments                           99.4       427,822
Other Assets and Liabilites, net             0.6         2,360
                                          ------      --------

Net Assets                                 100.0%      430,182
                                          ======      ========

                                                        MARKET
                                             % OF       VALUE
                                             NET        (000)
GEOGRAPHIC DIVERSIFICATION                  ASSETS        $
                                          ----------  ----------
Africa                                       6.2%       26,812
Europe                                       7.1        30,691
Latin America                               28.2       121,407
Middle East                                 16.5        70,830
Pacific Basin                               32.6       140,187
Other                                        3.2        13,922
Short-Term Investments                       5.6        23,908
Long-Term Investments                         --            65
                                          ------      --------

Total Investments                           99.4       427,822
Other Assets and Liabilities, net            0.6         2,360
                                          ------      --------

Net Assets                                 100.0%      430,182
                                          ======      ========

Foreign Currency Exchange Spot Contracts

CONTRACTS TO                                  UNREALIZED
   DELIVER      IN EXCHANGE                  APPRECIATION
     OUT            FOR        SETTLEMENT   (DEPRECIATION)
    (000)          (000)          DATE          (000)
-------------  --------------- ----------   --------------
USD        72  BRL         129   05/02/00        $ (1)
USD        53  BRL          97   05/03/00          --
USD       316  GRD         115   05/02/00          (5)
USD        61  GRD          23   05/02/00          --
USD       134  GRD     148,370   05/01/00          --
USD       107  MXN       1,008   05/02/00          --
USD       103  MXN         975   05/02/00          --
USD        12  PHP         500   05/02/00          --
USD        31  THB       1,177   05/02/00          --
USD        42  THB       1,593   05/02/00          --
USD       310  TRL 189,200,000   05/01/00          --
USD       266  ZAR       1,800   05/02/00          --
ARS        25  USD          25   05/02/00          --
ARS        13  USD          13   05/03/00          --
BRL       136  USD          76   05/02/00          --
BRL       469  USD         259   05/02/00          (1)
BRL       626  USD         345   05/02/00          (2)
ILS        52  USD          13   05/01/00          --
ILS        67  USD          17   05/01/00          --
KRW    53,371  USD          48   05/01/00          --
KRW   147,727  USD         133   05/01/00          --
KRW   130,804  USD         118   05/01/00          --
MXN     1,159  USD         123   05/02/00          --
PHP       773  USD          19   05/02/00          --
PHP     2,345  USD          57   05/03/00          --
ZAR       259  USD          38   05/02/00          --
ZAR       228  USD          33   05/02/00          (1)
                                                -----

                                                $ (10)
                                                =====


See accompanying notes which are an integral part of the financial statements.

134  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $395,880) . . . . . . .    $ 427,822
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          194
Foreign currency holdings (identified cost $4,740) . . . . . .        4,717
Receivables:
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . . .        1,158
 Investments sold. . . . . . . . . . . . . . . . . . . . . . .        4,743
 Fund shares sold. . . . . . . . . . . . . . . . . . . . . . .        1,266
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . .            5
                                                                  ---------

   Total assets. . . . . . . . . . . . . . . . . . . . . . . .      439,905

LIABILITIES
Payables:
 Investments purchased. . . . . . . . . . . . .     $ 8,304
 Fund shares redeemed . . . . . . . . . . . . .         546
 Accrued fees to affiliates . . . . . . . . . .         642
 Other accrued expenses . . . . . . . . . . . .         221
Unrealized depreciation on foreign currency
exchange spot contracts . . . . . . . . . . . .          10
                                                    -------

   Total liabilities . . . . . . . . . . . . . . . . . . . . .        9,723
                                                                  ---------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 430,182
                                                                  =========


NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .    $  (4,688)
Accumulated net realized gain (loss) . . . . . . . . . . . . .      (50,368)
Unrealized appreciation (depreciation) on:
 Investments . . . . . . . . . . . . . . . . . . . . . . . . .       31,942
 Foreign currency-related transactions . . . . . . . . . . . .          (46)
Shares of beneficial interest. . . . . . . . . . . . . . . . .          375
Additional paid-in capital . . . . . . . . . . . . . . . . . .      452,967
                                                                  ---------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 430,182
                                                                  =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,034,862 divided by 178,002 shares of $.01 par
 value shares of beneficial interest outstanding). . . . . . .    $   11.43
                                                                  =========

 Class E ($5,918,518 divided by 515,821 shares of $.01 par
 value shares of beneficial interest outstanding). . . . . . .    $   11.47
                                                                  =========


 Class S ($422,228,276 divided by 36,789,578 shares of $.01 par
 value shares of beneficial interest outstanding). . . . . . .    $   11.48
                                                                  =========

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  135

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                  Four Months
                                                     Ended
                                                   April 30,    Year Ended
                                                     2000       December 31,
                                                 (Unaudited)        1999
                                                 -----------    ------------
INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . .  $    2,945     $      7,347
 Dividends from Money Market Fund . . . . . . .         339              894
 Less foreign taxes withheld. . . . . . . . . .        (261)            (607)
                                                 ----------     ------------

   Total investment income. . . . . . . . . . .       3,023            7,634
                                                 ----------     ------------

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .       1,714            4,046
 Administrative fees. . . . . . . . . . . . . .          75              177
 Custodian fees . . . . . . . . . . . . . . . .         492            1,137
 Distribution fees - Class C. . . . . . . . . .           5                4
 Transfer agent fees. . . . . . . . . . . . . .         459            1,161
 Professional fees. . . . . . . . . . . . . . .          24               48
 Registration fees. . . . . . . . . . . . . . .          31               95
 Shareholder servicing fees - Class C . . . . .           2                1
 Shareholder servicing fees - Class E . . . . .           5                8
 Trustees' fees . . . . . . . . . . . . . . . .           5                6
 Miscellaneous. . . . . . . . . . . . . . . . .          31               72
                                                 ----------     ------------
    Total expenses. . . . . . . . . . . . . . .       2,843            6,755
                                                 ----------     ------------

Net investment income . . . . . . . . . . . . .         180              879
                                                 ----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments. . . . . . . . . . . . . . . . . .      24,050           (2,140)
 Foreign currency-related transactions. . . . .        (297)          (2,085)
                                                 ----------     ------------
                                                     23,753           (4,225)
                                                 ----------     ------------

Net change in unrealized appreciation
(depreciation) on:
 Investments. . . . . . . . . . . . . . . . . .     (60,398)         153,342
 Foreign currency-related transactions. . . . .         (35)              (7)
                                                 ----------     ------------
                                                    (60,433)         153,335
                                                 ----------     ------------

Net realized and unrealized gain (loss) . . . .     (36,680)         149,110
                                                 ----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .  $  (36,500)    $    149,989
                                                 ==========     ============

See accompanying notes which are an integral part of the financial statements.

136  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                        FOUR MONTHS
                                           ENDED
                                      APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                       (UNAUDITED)     DECEMBER 31, 1999    DECEMBER 31, 1998
                                     ---------------- -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income . . . . . .       $     180          $     879          $       4,050
 Net realized gain (loss). . . . .          23,753             (4,225)               (57,573)
 Net change in unrealized
 appreciation (depreciation) . . .         (60,433)           153,335                (57,066)
                                         ---------          ---------          -------------
   Net increase (decrease) in net
   assets from operations. . . . .         (36,500)           149,989               (110,589)

DISTRIBUTIONS
 From net investment income
   Class C . . . . . . . . . . . .              (3)                --                     --
   Class E . . . . . . . . . . . .             (22)               (16)                    --
   Class S . . . . . . . . . . . .          (2,029)            (3,161)                (2,472)
                                         ---------          ---------          -------------

     Net decrease in net assets
     from distributions. . . . . .          (2,054)            (3,177)                (2,472)
                                         ---------          ---------          -------------

SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions. .          29,997             (2,461)                74,397
                                         ---------          ---------          -------------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS . . . . . . . . . . . .          (8,557)           144,351                (38,664)

NET ASSETS
 Beginning of period . . . . . . .         438,739            294,388                333,052
                                         ---------          ---------          -------------
 End of period (including
   accumulated distributions in
   excess of net investment income
   of $4,688 and $2,814, and
   undistributed net investment
   income of $495, respectively) .       $ 430,182          $ 438,739          $     294,388
                                         =========          =========          =============


  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  137

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               2000*    1999**
                                                             -------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $ 12.47   $  8.07
                                                             -------   -------

INCOME FROM OPERATIONS
 Net investment income (loss)(a). . . . . . . . . . . . .       (.03)     (.12)
 Net realized and unrealized gain (loss). . . . . . . . .       (.99)     4.57
                                                             -------   -------

   Total income from operations. . . . . . . . . . . . . .     (1.02)     4.45
                                                             -------   -------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . .      (.02)     (.05)
                                                             -------   -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $ 11.43   $ 12.47
                                                             =======   =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . .     (8.20)    55.43

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . .     2,035     1,631

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . .      2.89      2.91
   Net investment income (loss). . . . . . . . . . . . . .      (.80)    (1.23)

 Portfolio turnover rate (%) . . . . . . . . . . . . . . .     28.17     94.85

*   For the four months ended April 30, 2000 (Unaudited).
** For the period January 27, 1999 (commencement of operations) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

138  Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                              Years Ended December 31,
                                                             --------------------------
                                                     2000*        1999         1998**
                                                   --------  ------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .   $ 12.51      $    8.48     $   7.37
                                                   -------      ---------     --------

INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . .      (.01)          (.04)        (.02)
 Net realized and unrealized gain (loss) . . . .      (.99)          4.14         1.13
                                                   -------      ---------     --------

   Total income from operations. . . . . . . . .     (1.00)           4.10        1.11
                                                   -------      ---------     --------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . .      (.04)           (.07)        --
                                                   -------      ---------     --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .   $ 11.47      $   12.51     $   8.48
                                                   =======      =========     ========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . .     (8.01)         48.71        15.06

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . .     5,919          6,314           39

 Ratios to average net assets (%)(c)(d):
   Operating expenses. . . . . . . . . . . . . .      2.14           2.17           --
   Net investment income (loss). . . . . . . . .      (.15)          (.40)          --

 Portfolio turnover rate (%) . . . . . . . . . .     28.17          94.85        59.35

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

                                                      Emerging Markets Fund  139

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                        YEARS ENDED DECEMBER 31,
                        -------------------------------------------------------
                           2000*    1999     1998      1997     1996     1995
                        ---------  -------   -------  -------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD .   $   12.52  $  8.48   $ 11.79  $ 12.35  $ 11.16  $ 12.25
                        ---------  -------   -------  -------  -------  -------

INCOME FROM OPERATIONS
 Net investment income
   (a). . . . . . . .         .01      .03       .12      .14      .10      .11
 Net realized and
   unrealized gain           (.99)    4.10     (3.35)    (.56)    1.26    (1.12)
   (loss) . . . . . .   ---------  -------  --------  -------  -------  -------

   Total income from         (.98)    4.13     (3.23)    (.42)    1.36    (1.01)
   operations . . . .   ---------  -------  --------  -------  -------  -------

DISTRIBUTIONS
 From net investment
   income . . . . . .        (.06)    (.09)     (.08)    (.14)    (.17)    (.05)
 From net realized
   gain . . . . . . .         --       --        --       --       --      (.03)
                        ---------  -------   -------  -------  -------  -------
   Total distributions       (.06)    (.09)     (.08)    (.14)    (.17)    (.08)
                        ---------  -------   -------  -------  -------  -------

NET ASSET VALUE, END
OF PERIOD . . . . . .   $   11.48  $ 12.52   $  8.48  $ 11.79  $ 12.35  $ 11.16
                        =========  =======   =======  =======  =======  =======

TOTAL RETURN (%)(b)(d)      (7.97)   49.03    (27.57)   (3.45)   12.26    (8.21)

RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets, end of
   period (in
   thousands) . . . .     422,228  430,794   294,349  333,052  271,490  172,673

 Ratios to average net
   assets (%)(c)(d):
   Operating expenses,
   net. . . . . . . .        1.89     1.91      1.75     1.64     1.71     1.75
   Operating expenses,
   gross. . . . . . .        1.89     1.91      1.75     1.64     1.72     1.80
   Net investment
   income . . . . . .         .13      .26      1.20      .87      .77      .88

 Portfolio turnover
   rate (%) . . . . .       28.17    94.85     59.35    50.60    34.62    71.16

*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

140  Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                    MARKET
                                         NUMBER     VALUE
                                           OF       (000)
                                         SHARES       $
                                        --------  ----------
COMMON STOCKS (b) - 96.9%
APARTMENT - 26.3%
Amli Residential Properties Trust        267,500       6,086
Apartment Investment & Management Co.
 Class A                                 755,115      30,016
Archstone Communities Trust              324,024       7,007
Avalonbay Communities, Inc.              899,330      35,186
Brookfield Properties Corp.              340,600       4,470
Camden Property Trust                    176,029       4,995
Equity Residential Properties Trust      695,288      31,636
Essex Property Trust, Inc.               323,000      12,476
Post Properties, Inc.                    397,546      16,697
Smith (Charles E.) Residential
 Realty, Inc.                            450,150      16,965
Summit Properties, Inc.                  137,100       2,733
Sun Communities, Inc.                     58,800       1,948
                                                  ----------
                                                     170,215
                                                  ----------

HEALTH CARE - 4.5%
Health Care Property Investors, Inc.     487,200      13,581
Manor Care, Inc. (a)                     483,000       5,766
Nationwide Health Properties, Inc.       718,200       9,516
                                                  ----------
                                                      28,863
                                                  ----------

HOTELS/LEISURE - 7.0%
Golf Trust of America, Inc.               44,200         763
Hospitality Properties Trust             220,100       4,897
Host Marriott Corp.                      510,400       5,455
Starwood Hotels & Resorts Worldwide,
 Inc.                                  1,207,400      34,335
                                                  ----------
                                                      45,450
                                                  ----------

LEASING - 0.9%
Entertainment Properties Trust            41,300         563
Franchise Finance Corp. of America        79,500       1,888
MeriStar Hospitality Corp.               182,900       3,612
                                                  ----------
                                                       6,063
                                                  ----------

OFFICE/INDUSTRIAL - 38.6%
AMB Property Corp.                       567,500      12,521
Arden Realty Group, Inc.               1,012,250      22,523
Boston Properties, Inc.                  481,850      16,805
Cabot Industrial Trust                    78,300       1,507
CarrAmerica Realty Corp.                 140,400       3,335
Cornerstone Properties, Inc.             405,600       7,402
Cousins Properties, Inc.                  97,600       3,831
Crescent Operating, Inc. (a)              26,300          45
Crescent Real Estate Equities, Inc.      441,400       7,559
Duke Realty Investments, Inc.            340,719       7,389
Equity Office Properties Trust         1,519,048      41,299
Frontline Capital Group (a)              238,600       4,086
Highwoods Properties, Inc.               437,500       9,926
Kilroy Realty Corp.                      182,600       4,405
Liberty Property Trust                   452,200      11,192
Mack-Cali Realty Corp.                   613,900      15,808
Prentiss Properties Trust                504,100      11,972
ProLogis Trust                           803,818      15,825
PS Business Parks, Inc.                  176,100       3,918
Reckson Associates Realty Corp.          597,400      11,985
SL Green Realty Corp.                    333,600       8,569
Spieker Properties, Inc.                 590,000      26,144
Trizec Hahn Corp.                        142,000       2,308
                                                  ----------
                                                     250,354
                                                  ----------

OUTLET CENTERS - 0.4%
Chelsea GCA Realty, Inc.                  88,300       2,881
                                                  ----------

REGIONAL MALLS - 8.3%
General Growth Properties, Inc.          364,500      11,983
Macerich Co. (The)                       397,900       9,226
Rouse Co. (The)                          227,100       5,323
Simon Property Group, Inc.               624,350      15,843
Taubman Centers, Inc.                    214,300       2,558
Urban Shopping Centers, Inc.             268,500       8,659
                                                  ----------
                                                      53,592
                                                  ----------

SELF STORAGE - 2.6%
Public Storage, Inc.                     652,756      14,605
Shurgard Storage Centers, Inc.
 Class A                                  88,900       2,328
                                                  ----------
                                                      16,933
                                                  ----------

SHOPPING CENTER - 8.3%
Bradley Real Estate, Inc.                163,900       2,960
Federal Realty Investment Trust          343,000       7,289
Glimcher Realty Trust                     39,600         545
Kimco Realty Corp.                       253,800      10,104
Philips International Realty Corp.        86,800       1,427
Regency Realty Corp.                     120,300       2,662
Vornado Realty Trust                     838,100      28,914
                                                  ----------
                                                      53,901
                                                  ----------

TOTAL COMMON STOCKS
(cost $601,770)                                      628,252
                                                  ----------

142  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                     MARKET
                                         NUMBER      VALUE
                                           OF        (000)
                                         SHARES        $
                                         ------      ------
SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (c)                       29,882       29,882
                                                     -------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,882)                                        29,882
                                                     -------

TOTAL INVESTMENTS - 101.5%
(identified cost $631,652)                           658,134

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                          (9,589)
                                                     -------

NET ASSETS - 100.0%                                  648,545
                                                     =======

(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
      Brookfield Properties Corp.
      Crescent Operating, Inc.
      Host Marriot Corp.
      Manor Care, Inc.
      Rouse Co. (The)
      Starwood Hotels & Resorts Worldwide, Inc.
      Trizec Hahn Corp.
(c) At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 143

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $631,652). . . . . . .     $ 658,134
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           147
Receivables:
 Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .           949
 Investments sold . . . . . . . . . . . . . . . . . . . . . .         2,900
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . .           941
Prepaid expenses. . . . . . . . . . . . . . . . . . . . . . .             9
                                                                 ----------

   Total assets . . . . . . . . . . . . . . . . . . . . . . .       663,080

LIABILITIES
Payables:
 Investments purchased. . . . . . . . . . . . .     $ 12,805
 Fund shares redeemed . . . . . . . . . . . . .        1,072
 Accrued fees to affiliates . . . . . . . . . .          605
 Other accrued expenses . . . . . . . . . . . .           53
                                                   ---------

   Total liabilities. . . . . . . . . . . . . . . . . . . . .        14,535
                                                                 ----------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . .     $ 648,545
                                                                 ==========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.     $  (4,784)
Accumulated net realized gain (loss). . . . . . . . . . . . .       (36,847)
Unrealized appreciation (depreciation) on investments . . . .        26,482
Shares of beneficial interest . . . . . . . . . . . . . . . .           267
Additional paid-in capital. . . . . . . . . . . . . . . . . .       663,427
                                                                 ----------

NET ASSETS . . . . . . . . . . . . . .  . . . . . . . . . . .     $ 648,545
                                                                 ==========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,419,196 divided by 100,732 shares of $.01 par
   value shares of beneficial interest outstanding) . . . . .     $   24.02
                                                                 ==========
 Class E ($8,008,124 divided by 331,638 shares of $.01 par
   value shares of beneficial interest outstanding) . . . . .     $   24.15
                                                                 ==========
 Class S ($638,117,853 divided by 26,279,112 shares of $.01
   par value shares of beneficial interest outstanding) . . .     $   24.28
                                                                 ==========

See accompanying notes which are an integral part of the financial statements.

144  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                  FOUR MONTHS ENDED
                                                   APRIL 30, 2000        YEAR ENDED
                                                    (UNAUDITED)       DECEMBER 31, 1999
                                                  -----------------   -----------------
INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . .      $  10,990           $  38,576
 Dividends from Money Market Fund . . . . . . .            671               1,751
 Interest . . . . . . . . . . . . . . . . . . .             --                   2
                                                    ----------          ----------

   Total investment income. . . . . . . . . . .         11,661              40,329

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .          1,619               4,886
 Administrative fees. . . . . . . . . . . . . .            102                 308
 Custodian fees . . . . . . . . . . . . . . . .             76                 250
 Distribution fees - Class C. . . . . . . . . .              5                   6
 Transfer agent fees. . . . . . . . . . . . . .            449               1,339
 Professional fees. . . . . . . . . . . . . . .             16                  28
 Registration fees. . . . . . . . . . . . . . .             35                 123
 Shareholder servicing fees - Class C . . . . .              2                   2
 Shareholder servicing fees - Class E . . . . .              6                  11
 Trustees' fees . . . . . . . . . . . . . . . .              6                   7
 Miscellaneous. . . . . . . . . . . . . . . . .             24                  71
                                                    ----------          ----------

   Total expenses . . . . . . . . . . . . . . .          2,340               7,031
                                                    ----------          ----------

Net investment income . . . . . . . . . . . . .          9,321              33,298
                                                    ----------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments . . . .        (12,125)            (22,242)
Net change in unrealized appreciation
 (depreciation) on investments. . . . . . . . .         48,902             (10,653)
                                                    ----------          ----------

Net realized and unrealized gain (loss) . . . .         36,777             (32,895)
                                                    ----------          ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS. . . . . . . . . . . . . . . . . . .      $  46,098           $     403
                                                    ==========          ==========

  See accompanying notes which are an integral part of the financial statements.

                                                Real Estate Securities Fund  145

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                          FOUR MONTHS ENDED
                                                           APRIL 30, 2000        YEAR ENDED          YEAR ENDED
                                                           (UNAUDITED)        DECEMBER 31, 1999   DECEMBER 31, 1998
                                                          -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income. . . . . . . . . . . . . . . . . .     $   9,321           $  33,298          $   30,253
 Net realized gain (loss) . . . . . . . . . . . . . . . .       (12,125)            (22,242)             (1,281)
 Net change in unrealized appreciation (depreciation) . .        48,902             (10,653)           (137,901)
                                                             ----------          ----------         -----------

   Net increase (decrease) in net
   assets from operations . . . . . . . . . . . . . . . .        46,098                 403            (108,929)
                                                             ----------          ----------         -----------

DISTRIBUTIONS
 From net investment income
   Class C. . . . . . . . . . . . . . . . . . . . . . . .           (27)                (67)                 --
   Class E. . . . . . . . . . . . . . . . . . . . . . . .          (100)               (358)                (26)
   Class S. . . . . . . . . . . . . . . . . . . . . . . .        (7,696)            (42,467)            (26,915)
 From net realized gain
   Class E. . . . . . . . . . . . . . . . . . . . . . . .            --                  --                  (7)
   Class S. . . . . . . . . . . . . . . . . . . . . . . .            --                  --              (9,488)
                                                             ----------          ----------         -----------

     Net decrease in net assets
     from distributions . . . . . . . . . . . . . . . . .        (7,823)            (42,892)            (36,436)
                                                             ----------          ----------         -----------

SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions . . . . . . . . . . . . .        12,065              63,525             106,663
                                                             ----------          ----------         -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS . . . . . . .        50,340              21,036             (38,702)
                                                             ----------          ----------         -----------

NET ASSETS
 Beginning of period. . . . . . . . . . . . . . . . . . .       598,205             577,169             615,871
                                                             ----------          ----------         -----------
 End of period (including accumulated distributions in
   excess of net investment income of $4,784 and $6,282,
   and undistributed net investment income of $3,312,
   respectively). . . . . . . . . . . . . . . . . . . . .     $ 648,545           $ 598,205          $  577,169
                                                             ==========          ==========         ===========

See accompanying notes which are an integral part of the financial statements.

146  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2000*       1999**
                                                           --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $  22.69    $  24.13
                                                           --------    --------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . .        .28        1.08
 Net realized and unrealized gain (loss) . . . . . . . .       1.34       (1.06)
                                                           --------    --------

   Total income from operations. . . . . . . . . . . . .       1.62         .02
                                                           --------    --------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .       (.29)      (1.46)
                                                           --------    --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $  24.02    $  22.69
                                                           ========    ========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .       7.19         .19

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .      2,419       1,771

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . .       2.14        2.14
   Net investment income . . . . . . . . . . . . . . . .       3.64        5.12

 Portfolio turnover rate (%) . . . . . . . . . . . . . .       32.96      42.69

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                Real Estate Securities Fund  147

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         YEARS ENDED DECEMBER 31,
                                                                  -------------------------------------
                                                         2000*     1999      1998      1997      1996**
                                                        -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . .     $ 22.76   $ 24.27   $ 31.02   $ 29.18   $ 26.67
                                                        -------   -------   -------   -------   -------

INCOME FROM OPERATIONS
 Net investment income (a). . . . . . . . . . . . .         .33      1.28      1.26      1.14       .24
 Net realized and unrealized gain (loss). . . . . .        1.36     (1.24)    (6.12)     3.95      3.85
                                                        -------   -------   -------   -------   -------

   Total income from operations . . . . . . . . . .        1.69       .04     (4.86)     5.09      4.09
                                                        -------   -------   -------   -------   -------

DISTRIBUTIONS
 From net investment income . . . . . . . . . . . .        (.30)    (1.55)    (1.43)    (1.04)     (.32)
 From net realized gain . . . . . . . . . . . . . .          --        --      (.46)    (2.21)    (1.26)
                                                        -------   -------   -------   -------   -------

   Total distributions. . . . . . . . . . . . . . .        (.30)    (1.55)    (1.89)    (3.25)    (1.58)
                                                        -------   -------   -------   -------   -------

NET ASSET VALUE, END OF PERIOD. . . . . . . . . . .     $ 24.15   $ 22.76   $ 24.27   $ 31.02   $ 29.18
                                                        =======   =======   =======   =======   =======

TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . .        7.49       .30    (16.25)    18.20     15.75

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . .       8,008     7,134       843       388       101

 Ratios to average net assets (%)(c):
   Operating expenses . . . . . . . . . . . . . . .        1.39      1.39      1.47      1.71      1.77
   Net investment income. . . . . . . . . . . . . .        4.35      5.42      4.90      3.94      5.31

 Portfolio turnover rate (%). . . . . . . . . . . .       32.96     42.69     42.58     49.40     51.75

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

148  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                                ----------------------------------------------------
                                                       2000*      1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .     $  22.86   $  24.44   $  30.86   $  29.19   $  23.51   $  22.53
                                                     --------   --------   --------   --------   --------   --------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . .          .35       1.30      1.34        1.36       1.39       1.32
 Net realized and unrealized gain (loss) . . . .         1.36      (1.20)    (6.13)       3.93       6.89       1.03
                                                     --------   --------   --------   --------   --------   --------

   Total income from operations. . . . . . . . .         1.71        .10     (4.79)       5.29       8.28       2.35
                                                     --------   --------   --------   --------   --------   --------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . .         (.29)     (1.68)    (1.17)      (1.41)     (1.34)     (1.35)
 From net realized gain. . . . . . . . . . . . .           --         --      (.46)      (2.21)     (1.26)      (.02)
                                                     --------   --------   --------   --------   --------   --------

   Total distributions . . . . . . . . . . . . .         (.29)     (1.68)     (1.63)     (3.62)     (2.60)     (1.37)
                                                     --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .     $  24.28   $  22.86   $  24.44   $  30.86   $  29.19   $  23.51
                                                     ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(b). . . . . . . . . . . . . . .         7.56        .55     (15.94)     18.99      36.81      10.87

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . .      638,118    589,300    576,326    615,483    445,619    290,990

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . .         1.14       1.14       1.05       1.02       1.04       1.04
   Net investment income . . . . . . . . . . . .         4.58       5.41       4.93       4.57       5.64       6.10

 Portfolio turnover rate (%) . . . . . . . . . .        32.96      42.69      42.58      49.40      51.75      23.49

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                Real Estate Securities Fund  149

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL     MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                    -----------   --------
LONG-TERM INVESTMENTS - 94.0%
ASSET-BACKED SECURITIES - 31.1%
ABFS Equipment Contract Trust
 Series 1998-A Class A
 6.100% due 10/15/05                       388         380
American Express Credit Account
 Master Trust
 Series 1996-1, Class A
 6.800% due 12/15/03                     4,960       4,937
 Series 1997-1, Class A
 6.400% due 04/15/05                     7,500       7,355
Arcadia Automobile Receivables Trust
 Series 1997-C Class A5
 6.550% due 06/15/05                     1,280       1,261
Banc One Auto Grantor Trust
 Series 1997-A, Class A
 6.270% due 11/20/03                     1,509       1,503
Barnett Auto Trust
 Series 1997-A Class A3
 6.030% due 11/15/01                       213         212
Boston Edison Co.
 Series 1999-1 Class A2
 6.450% due 09/15/05                     8,000       7,780
California Infrastructure PG&E
 Series 1997-1 Class A3
 6.150% due 06/25/02                        94          94
Capital Auto Receivables
 Asset Trust
 Series 2000-1 Class A4
 7.000% due 01/17/05                     1,225       1,220
Captec Franchise Trust
 Series 1999-1 Class A1
 6.504% due 05/25/05 (a)                 1,309       1,269
Case Equipment Loan Trust
 Series 1997-B, Class C
 6.410% due 09/15/04                        69          69
Chase Manhattan Auto Owner Trust
 Series 1998-B Class A4
 5.800% due 02/17/03                     2,000       1,964
Chase Manhattan Credit Card
 Master Trust
 Series 1996-3 Class A
 7.040% due 02/15/05                    11,000      10,962
Chevy Chase Auto Receivables Trust
 Series 1997-1, Class A
 6.500% due 10/15/03                       600         599
 Series 1997-2, Class A
 6.350% due 01/15/04                       200         199
 Series 1997-3, Class A
 6.200% due 03/20/04 (a)                   418         415
Citibank Credit Card Master Trust I
 Series 1997-2 Class A
 6.550% due 02/15/04                    11,500      11,342
Copelco Capital Funding Corp.
 Series 1997-A, Class A3
 6.270% due 04/20/05                       125         125
 Series 1999-A Class A2
 5.500% due 03/15/01                       940         938
 Series 1999-A Class A3
 5.665% due 03/15/02                       750         743
 Series 1999-A Class A5
 5.950% due 06/15/04                     1,250       1,197
 Series 1999-B Class A3
 6.610% due 12/18/02                       850         845
Delta Funding Home Equity
 Loan Trust
 Series 1998-1 Class A2A
 6.089% due 05/25/30 (a)                   150         150
Discover Card Master Trust I
 Series 1996-4 Class A
 6.505% due 10/16/13 (a)                 1,300       1,304
 Series 1998-7 Class A
 5.600% due 05/15/06                     2,000       1,889
 Series 1999-1 Class B
 5.550% due 08/15/04 (a)                   650         627
First Security Auto Grantor Trust
 Series 1997-A, Class A
 6.300% due 08/15/03                       240         239
First Security Automobile
 Owner Trust
 Series 1999-2 Class A3
 6.000% due 10/15/03                     1,750       1,738
FMAC Loan Receivables Trust
 Series 1998-CA Class A1
 5.990% due 11/15/04                       661         631
Ford Credit Automobile
 Owner Trust
 Series 1997-B Class B
 6.400% due 05/15/02                       825         816
 Series 1999-B Class A4
 5.800% due 06/15/02                     1,225       1,211
 Series 1999-C Class A4
 6.080% due 09/16/02                     4,675       4,617
 Series 1999-D Class A4
 6.400% due 10/15/02                     1,100       1,086
 Series 2000-A Class A3
 6.820% due 06/17/02                     1,600       1,597
Franchise Loan Trust
 Series 1998-I Class A1
 6.240% due 07/15/04                       601         581


150  Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL     MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                    -----------   --------
Green Tree Financial Corp.
 Series 1995-9 Class A5
 6.800% due 01/15/26 (a)                 1,300       1,288
 Series 1998-1, Class A3
 5.950% due 11/01/29                     1,250       1,239
 Series 1998-6 Class A2
 5.910% due 01/01/07                       207         207
Honda Automobile Lease Trust
 Series 1999-A Class A3
 6.100% due 01/15/02                     3,500       3,480
Huntington Auto Trust
 Series 2000-A Class A3
 7.330% due 07/15/04                     2,200       2,204
IMC Home Equity Loan Trust
 Series 1998-1 Class A3
 6.410% due 04/20/18                     1,050       1,038
MBNA Master Credit Card Trust
 Series-F Class A
 6.600% due 11/15/04                    10,000       9,863
Mellon Auto Grantor Trust
 Series 2000-1 Class A
 7.180% due 10/15/06                     1,630       1,631
NationsBank Credit Card Master Trust
 Series 1993-2 Class A
 6.000% due 12/15/05                     8,400       8,051
Navistar Financial Corp. Owner Trust
 Series 1999-A Class A3
 5.950% due 04/15/03                     1,675       1,653
Newcourt Equipment Trust Securities
 Series 1998-1 Class A3
 5.240% due 12/20/02                     1,014       1,002
 Series 1998-2 Class A3
 5.450% due 10/15/02                       475         471
Nissan Automobile Receivables Owner
 Trust
 Series 1999-A Class A3
 6.470% due 09/15/03                     1,025       1,011
NPF VI Inc.
 Series 1998-1A, Class A
 6.220% due 06/01/02                     1,000         988
Olympic Automobile Receivables Trust
 Series 1996-D Class CTFS
 6.125% due 04/15/02                     2,055       2,017
PBG Equipment Trust
 Series 1A Class A
 6.270% due 01/20/12                       896         863
Pegasus Aviation Lease Securitization
 Series 2000-1 Class A1
 6.721% due 03/25/15 (a)                   708         708
PNC Student Loan Trust I
 Series 1997-2 Class A3
 6.314% due 01/25/01                     2,066       2,064
Premier Automobile Trust
 Series 1999-1 Class A3
 5.690% due 11/08/02                     8,500       8,388
 Series 1999-3 Class A4
 6.430% due 03/08/04 (a)                 1,600       1,566
Ryder Vehicle Lease Trust
 Series 1998-A, Class A
 6.100% due 09/15/08 (a)                   532         522
 Series 1999-A Class A4
 6.890% due 04/15/05                     1,100       1,086
Sears Credit Account Master Trust
 Series 1995-2 Class A
 8.100% due 06/15/04                     1,613       1,621
 Series 1998-1 Class A
 5.800% due 08/15/05                     1,500       1,487
 Series 1999-2 Class A
 6.350% due 02/16/07                     1,400       1,366
Sears Credit Account Master Trust II
 Series 1996-4 Class A
 6.450% due 10/16/06                     5,000       4,944
Team Fleet Financing Corp.
 Series 1998-2A Class A
 6.070% due 07/25/02                     1,625       1,601
The Money Store Auto Grantor Trust
 Series 1997-4, Class A2
 6.350% due 03/20/04                        28          28
The Money Store Small Business
 Administration Loan Trust
 Series 1996-2 Class A
 6.277% due 04/15/24 (a)                   697         692
 Series 1997-1 Class A
 6.211% due 01/15/25 (a)                   996         989
 Series 1997-1 Class B
 6.688% due 01/15/25 (a)                   664         660
UCFC Home Equity Loan
 Series 1993-B1 Class A-1
 6.075% due 07/25/14                        36          35
USAA Automobile Loan
 Grantor Trust
 Series 1999-1 Class A
 6.100% due 02/15/06 (a)                 1,749       1,727
Wilshire Funding Corp.
 Series 1998-WFC2 Class A3
 7.000% due 12/28/37                       705         695


                                                       Short Term Bond Fund  151

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL     MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                    -----------   --------
World Omni Automobile
 Lease Securitization Trust
 Series 1999-A Class A1
  6.254% due 02/15/02 (a)                 1,600       1,600
 Series 1997-A, Class A4
  6.900% due 06/25/03                     2,123       2,118
                                                 ----------
                                                    142,798
                                                 ----------

CORPORATE BONDS AND NOTES - 42.5%
Aerofreighter Finance Trust
  7.850% due 10/30/09                       630         627
Aristar, Inc.
  6.125% due 12/01/00                     1,225       1,218
Associates Corp. of North America
  5.875% due 07/15/02                     9,500       9,176
  6.500% due 07/15/02                     2,700       2,642
  5.750% due 11/01/03                     1,000         943
AT&T Capital Corp.
  6.250% due 05/15/01                     1,750       1,729
Avon Energy Partners Holdings
  6.730% due 12/11/02                       310         303
Banco De Latinoamerica
  6.500% due 04/02/01                     2,200       2,184
Bank of America Corp.
 Series H
  7.350% due 04/03/02                    11,300      11,278
Bank One Corp.
  6.400% due 08/01/02                     2,725       2,659
Bear Stearns Co., Inc.
  9.375% due 06/01/01                     2,000       2,039
Business Loan Center, Inc.
 Series 1998-1A
  6.750% due 04/02/05                     1,100       1,101
Carramerica Realty Corp.
  6.625% due 10/01/00                     1,575       1,564
Chase Manhattan Corp.
 10.125% due 11/01/00                     2,009       2,041
CIT Group Holdings, Inc.
  6.125% due 12/15/00                     8,100       8,050
CIT Group, Inc.
  6.500% due 06/14/02                     3,800       3,724
Coca-Cola Put Asset Trust
  6.000% due 03/15/01                     1,950       1,927
Comdisco, Inc.
  6.000% due 01/30/02                     2,000       1,933
Conseco, Inc.
  6.400% due 06/15/01                     1,850       1,314
Cox Communications, Inc.
  7.000% due 08/15/01                     2,000       1,984
DaimlerChrysler North America
 Holding Corp.
  7.125% due 03/01/02                    12,000      11,933
  6.380% due 08/23/02 (a)                 2,250       2,256
Donaldson, Lufkin & Jenrette, Inc.
  5.875% due 04/01/02                     1,150       1,109
El Paso Energy Corp.
 12.000% due 12/15/00                     1,925       1,955
 Series B
  6.625% due 07/15/01                     1,050       1,037
Enron Corp.
  6.450% due 11/15/01                     1,825       1,792
ERAC USA Finance Co.
  6.375% due 05/15/03                     1,900       1,825
Finova Capital Corp.
  6.625% due 09/15/01                     2,000       1,934
First Bank South Dakota
  6.200% due 12/20/00 (a)                   500         500
Firstar Corp.
  6.500% due 07/15/02                     3,145       3,081
Fleet Credit Card, LLC
  6.450% due 10/30/00                       250         249
Ford Motor Credit Corp.
  7.250% due 01/15/03                    12,000      11,868
  6.700% due 07/16/04                     1,600       1,539
Franchise Finance Corp.
  7.000% due 11/30/00                     1,575       1,567
General Electric Capital Corp.
  5.430% due 02/25/02                     4,000       3,873
 Series A
  5.180% due 02/01/02                     2,380       2,291
  6.520% due 10/08/02                     2,500       2,455
  5.880% due 05/19/03                     5,500       5,283
General Motors Acceptance Corp.
  5.350% due 04/16/01                    12,000      11,793
  6.850% due 04/17/01                       750         747
  8.500% due 01/01/03                     1,500       1,528
Hertz Corp.
  6.625% due 07/15/00                       900         899
Household Finance Corp.
  6.125% due 07/15/02 (a)                   450         436
IBM Credit Corp.
  6.450% due 11/12/02                     1,300       1,273
IMC Global, Inc.
  6.625% due 10/15/01                       500         489
International Lease Finance Corp.
  8.875% due 04/15/01                     1,500       1,521
  5.625% due 05/01/02                     1,000         966
Lehman Brothers Holdings, Inc.
 Series F
  7.000% due 05/15/03                     1,000         977

152  Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL     MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                    -----------   --------
MBNA Corp.
 Series B
 6.500% due 09/15/00                     1,375       1,368
Metropolitan Life Insurance Co.
 6.300% due 11/01/03                       730         702
Midlantic Corp.
 9.200% due 08/01/01                     1,123       1,144
Morgan Stanley Dean Witter & Co.
 7.125% due 01/15/03                       935         925
 5.625% due 01/20/04                     1,750       1,641
Nabisco, Inc.
 6.000% due 02/15/01                       415         404
National Westminster Bank PLC
 9.450% due 05/01/01                     5,500       5,619
NationsBank Corp.
 8.125% due 06/15/02                     2,750       2,781
News America Holdings, Inc.
 7.450% due 06/01/00                       775         775
Norwest Financial, Inc.
 6.375% due 09/15/02                     1,000         978
Panamsat Corp.
 6.000% due 01/15/03                     1,100       1,037
Paramount Communications, Inc.
 7.500% due 01/15/02                       875         869
Popular North America, Inc.
 Series D
 6.875% due 06/15/01                     1,100       1,089
Procter & Gamble
 9.625% due 01/14/01                     6,920       7,022
Salomon Smith Barney
 Holdings, Inc.
 6.625% due 07/01/02                        75          74
 6.500% due 10/15/02                       300         293
Salomon, Inc.
 7.750% due 05/15/00                     1,000         999
Sears Roebuck Acceptance Corp.
 Series II
 6.690% due 04/30/01                     1,800       1,788
 Series III
 6.820% due 10/17/02                     6,000       5,909
Suntrust Banks, Inc.
 8.250% due 07/15/02                     1,825       1,842
Tele-Communications, Inc.
 8.250% due 01/15/03                     2,000       2,046
Textron, Inc.
 6.750% due 09/15/02                    11,000      10,796
US Bank National Association
 Minnesota
 6.350% due 09/28/01                     2,000       1,972
US West Capital Funding, Inc.
 6.875% due 08/15/01                     1,230       1,220
Wal-Mart Stores, Inc.
 6.150% due 08/10/01                     2,300       2,271
Waste Management, Inc.
 7.100% due 08/01/26                     1,175       1,065
Wells Fargo Co.
 6.500% due 09/03/02                     1,500       1,467
WHX Corp.
 9.375% due 11/15/03                     1,700       1,759
                                                ----------
                                                   195,467
                                                ----------

EURODOLLAR BONDS - 2.7%
American Express Travel
 6.410% due 10/24/01 (a)                 1,500       1,497
Argentina, Republic of
 Series B
 Zero Coupon due 04/15/01                1,500       1,380
Diageo Capital PLC
 6.625% due 06/24/04                       545         527
Lehman Brothers Holdings, Inc.
 6.089% due 06/10/03 (a)                 2,278       2,238
Ontario, Province of
 7.375% due 01/27/03                     5,000       5,002
St. George Bank, Ltd.
 Series E
 6.235% due 11/29/01 (a)                 2,000       1,998
                                                ----------
                                                    12,642
                                                ----------

MORTGAGE-BACKED SECURITIES - 10.5%
Asset Securitization Corp.
 Series 1997-D5 Class A1A
 6.500% due 02/14/41                       839         823
Bank One Mortgage-backed
 Pass-through
 Series 2000-2 Class 4A
 6.612% due 03/15/30 (a)                 1,141       1,117
Bayview Financial Acquisition Trust
 Series 1998-1, Class A1
 7.010% due 05/25/29                       880         858
Bear Stearns Mortgage
 Securities, Inc.
 Series 1996-6 Class A2
 7.000% due 11/25/27                        31          31
Chase Commercial Mortgage Securities
 Corp.
 Series 1997-2 Class A1
 6.450% due 12/19/04                     1,869       1,808
Citicorp Mortgage Securities, Inc.
 Series 1994-4 Class A6
 6.000% due 02/25/09                       925         883


                                                       Short Term Bond Fund  153

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL     MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                    -----------   --------
Deutsche Mortgage & Asset Receiving
 Corp.
 Series 1998-C1 Class A1
 6.220% due 09/15/07                       344         328
DLJ Mortgage Acceptance Corp.
 Series 1995-CF2 Class A1A
 6.650% due 12/17/27                       331         328
 Series 1996-CF2 Class A1A
 6.860% due 11/12/21                       585         572
 Series 1997-CF1 Class A1A
 7.400% due 05/15/06                     1,070       1,063
Federal Home Loan Mortgage Corp.
 6.961% due 2027 (a)                     2,159       2,187
Federal Home Loan Mortgage Corp.
 Participation Certificate
 7.500% due 2002                             2           2
 9.000% due 2005                           139         141
 6.250% due 2007                            31          30
 6.500% due 2008                         1,787       1,740
 5.500% due 2009                         2,283       2,148
 7.000% due 2011                         1,224       1,201
 6.910% due 2027 (a)                       858         864
Federal National Mortgage
 Association
 7.000% due 2004                           565         557
 8.750% due 2004                            16          16
 6.500% due 2008                         1,469       1,430
 5.500% due 2009                         8,731       8,181
 7.000% due 2009                         1,445       1,419
 8.000% due 2009 (a)                     1,616       1,620
 7.000% due 2014 (a)                       624         610
 7.500% due 2014                         1,288       1,282
 8.500% due 2014                           628         635
 Series 1998-32 Class TB
 6.000% due 05/18/13                       875         849
Goldman Sachs Mortgage
 Securities Corp.
 Series 2000-1 Class A
 6.513% due 06/20/24 (a)                 1,450       1,450
Government National Mortgage
 Association
 7.250% due 2006                         1,181       1,180
 7.000% due 2007                            63          62
 6.000% due 2008                           805         767
 7.000% due 2008                           778         765
 7.000% due 2009                         1,927       1,909
 8.250% due 2009                           643         656
 7.000% due 2011                           428         419
 7.000% due 2012                           369         362
 9.500% due 2017                           547         577
Prudential Home Mortgage Securities
 Series 1994-19, Class A2
 7.050% due 05/25/24                       248         247
Residential Accredited Loans, Inc.
 Series 1997-QS7, Class A1
 7.500% due 07/25/27                        53          53
 Series 1999-QS2 Class A3
 6.500% due 02/25/29                       499         472
Residential Asset Securitization Trust
 Series 1998-A1 Class A1
 7.000% due 03/25/28                       152         151
 Series 1998-A2, Class A1
 6.750% due 04/25/28                       346         342
Residential Funding Mortgage Securities
 Series 1998-NS1 Class A2
 6.375% due 01/25/09                       710         700
Resolution Trust Corp. Mortgage
 Pass-thru Certificate
 Series 1995-2, Class C1
 7.450% due 05/25/29 (a)                   342         329
Structured Asset Mortgage
 Investments, Inc.
 Series 1998-9 Class 2A2
 6.125% due 11/25/13                     1,266       1,183
Union Planters Mortgage
 Finance Corp.
 Series 1998-A, Class A1
 6.350% due 01/25/28                       364         361
 Series 1999-1 Class A1
 6.250% due 04/01/29                       507         482
Washington Mutual Step Up
 Series 2000-1 Class A1
 6.420% due 06/25/24 (a)                 2,466       2,454
Wilshire Funding Corporation
 Series 1997-WFC1, Class AI
 7.250% due 08/25/27                       388         387
                                                ----------
                                                    48,031
                                                ----------

154  Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL     MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                    -----------   --------
MUNICIPAL BONDS - 0.5%
Missouri Higher Education
 Loan Authority
 Series 97 Class P
 5.966% due 07/25/08 (a)                   867         853
Philadelphia, Pennsylvania, Authority
 for Industrial Development
 Series 1997 Class A
 6.488% due 06/15/04                     1,381       1,266
                                                ----------
                                                     2,119
                                                ----------

UNITED STATES GOVERNMENT AGENCIES -
1.4%
Federal National Mortgage
 Association
 6.140% due 06/12/02                     2,900       2,848
 5.250% due 01/15/03                     1,000         953
 5.125% due 02/13/04                     2,600       2,420
                                                ----------
                                                     6,221
                                                ----------

UNITED STATES GOVERNMENT TREASURIES
- 1.0%
United States Treasury Notes
 6.500% due 02/28/02                     3,530       3,517
 3.625% due 01/15/08                     1,260       1,227
                                                ----------
                                                     4,744
                                                ----------

YANKEE BONDS - 4.3%
Edperbrascan Corp.
 7.375% due 10/01/02                     2,000       1,949
Manitoba, Province of
 8.000% due 04/15/02                     5,600       5,665
 Series CZ
 6.750% due 03/01/03                     5,200       5,121
Royal Caribbean Cruises, Ltd.
 7.125% due 09/18/02                     2,150       2,050
Tyco International, Ltd.
 6.500% due 11/01/01                     3,000       2,942
Westpac Banking, Ltd.
 7.875% due 10/15/02                     2,006       2,014
                                                ----------
                                                    19,741
                                                ----------

 TOTAL LONG-TERM INVESTMENTS
(cost $439,606)                                    431,763
                                                ----------

SHORT-TERM INVESTMENTS - 5.2%
Federal Home Loan Bank Corp.
 Discount Note
 5.875% due 05/17/00 (b)                 1,200       1,197
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                                  22,631
                                        22,631  ----------

 TOTAL SHORT-TERM INVESTMENTS
(cost $23,828)                                      23,828
                                                ----------

TOTAL INVESTMENTS - 99.2%
(identified cost $463,434)                         455,591

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                           3,878
                                                ----------

NET ASSETS - 100.0%                                459,469
                                                ==========

(a)  Adjustable or floating rate security.
(b)  At amortized cost, which approximates market.


  See accompanying notes which are an integral part of the financial statements.

                                                       Short Term Bond Fund  155

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $463,434) . . . . . . .    $ 455,591
Receivables:
 Dividends and interest. . . . . . . . . . . . . . . . . . . .        5,229
 Fund shares sold. . . . . . . . . . . . . . . . . . . . . . .          213
 From Advisor. . . . . . . . . . . . . . . . . . . . . . . . .           67
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . .            4
                                                                 ----------

   Total assets. . . . . . . . . . . . . . . . . . . . . . . .     461,104

LIABILITIES
Payables:
 Investments purchased . . . . . . . . . . . . .     $ 488
 Fund shares redeemed. . . . . . . . . . . . . .       683
 Accrued fees to affiliates. . . . . . . . . . .       290
 Other accrued expenses. . . . . . . . . . . . .       174
                                                    ------

   Total liabilities . . . . . . . . . . . . . . . . . . . . .        1,635
                                                                 ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $  459,469
                                                                 ==========

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . .    $   2,342
Accumulated net realized gain (loss) . . . . . . . . . . . . .      (19,671)
Unrealized appreciation (depreciation) on investments. . . . .       (7,842)
Shares of beneficial interest. . . . . . . . . . . . . . . . .          255
Additional paid-in capital . . . . . . . . . . . . . . . . . .      484,385
                                                                  ---------

NET ASSETS. . . . . . . . . . . . . .  . . . . . . . . . . . .    $ 459,469
                                                                  =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($779,980 divided by 43,217 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . .    $   18.05
                                                                  =========
 Class E ($9,497,448 divided by 526,130 shares of $.01 par
   value shares of beneficial interest outstanding). . . . . .    $   18.05
                                                                  =========
 Class S ($449,191,773 divided by 24,920,636 shares of $.01
   par value shares of beneficial interest outstanding). . . .    $   18.02
                                                                  =========

See accompanying notes which are an integral part of the financial statements.

156  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                             FOUR MONTHS ENDED
                                               APRIL 30, 2000      YEAR ENDED
                                                 (UNAUDITED)   DECEMBER 31, 1999
                                             ----------------- -----------------
INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . .    $ 9,522       $ 26,239
 Dividends from Money Market Fund . . . . . . .        381          1,092
                                                   -------       --------
   Total investment income. . . . . . . . . . .      9,903         27,331

EXPENSES
 Advisory fees. . . . . . . . . . . . . . . . .        680          2,041
 Administrative fees. . . . . . . . . . . . . .         76            229
 Custodian fees . . . . . . . . . . . . . . . .         83            334
 Distribution fees - Class C. . . . . . . . . .          2              4
 Transfer agent fees. . . . . . . . . . . . . .        186            607
 Professional fees. . . . . . . . . . . . . . .         11             10
 Registration fees. . . . . . . . . . . . . . .         28            159
 Shareholder servicing fees - Class C . . . . .          1              1
 Shareholder servicing fees - Class E . . . . .          8             15
 Trustees' fees . . . . . . . . . . . . . . . .          5             12
 Miscellaneous. . . . . . . . . . . . . . . . .         19              3
                                                   -------       --------

   Total expenses . . . . . . . . . . . . . . .      1,099          3,415
                                                   -------       --------

Net investment income . . . . . . . . . . . . .      8,804         23,916
                                                   -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments . . . .     (1,636)        (2,426)
Net change in unrealized appreciation
 (depreciation) on investments. . . . . . . . .       (792)        (7,220)
                                                   -------       --------

Net realized and unrealized gain (loss) . . . .     (2,428)        (9,646)
                                                   -------       --------

NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS . . . . . . . . . . . . . . . . . .    $ 6,376       $ 14,270
                                                   =======       ========


  See accompanying notes which are an integral part of the financial statements.

                                                       Short Term Bond Fund  157

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                               FOUR MONTHS ENDED
                                 APRIL 30, 2000     YEAR ENDED         YEAR ENDED
                                   (UNAUDITED)   DECEMBER 31, 1999  DECEMBER 31, 1999
                               ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income . . . . . .    $ 8,804       $ 23,916            $ 13,185
 Net realized gain (loss). . . . .     (1,636)        (2,426)              1,126
 Net change in unrealized
   appreciation (depreciation) . .       (792)        (7,220)                355
                                      -------       --------            --------

   Net increase (decrease) in net
     assets from operations. . . .      6,376         14,270              14,666
                                      -------       --------            --------

DISTRIBUTIONS
 From net investment income
   Class C . . . . . . . . . . . .        (12)           (24)                 --
   Class E . . . . . . . . . . . .       (141)          (303)                 --
   Class S . . . . . . . . . . . .     (6,477)       (24,023)            (13,149)
                                      -------       --------            --------

     Net decrease in net assets
       from distributions. . . . .     (6,630)       (24,350)            (13,149)
                                      -------       --------            --------

SHARE TRANSACTIONS
 Net increase (decrease) in net
  assets from share transactions .      2,639        206,625              29,552
                                      -------       --------            --------

TOTAL NET INCREASE (DECREASE) IN
  NET ASSETS . . . . . . . . . . .      2,385        196,545              31,069

NET ASSETS
 Beginning of period . . . . . . .    457,084        260,539             229,470
                                      -------       --------            --------
 End of period (including
   undistributed net
   investment income of
   $2,342, $168 and $621,
   respectively). . . . . . . . .    $459,469       $457,084            $260,539
                                     ========       ========            ========

See accompanying notes which are an integral part of the financial statements.

158  Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               2000*   1999**
                                                               ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .       $18.13  $18.36
                                                               ------  ------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . .          .29     .68
 Net realized and unrealized gain (loss) . . . . . . . .         (.10)   (.31)
                                                               ------  ------

   Total income from operations. . . . . . . . . . . . .          .19     .37
                                                               ------  ------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .         (.27)   (.60)
                                                               ------  ------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .       $18.05  $18.13
                                                               ------  ------

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .         1.07    2.02

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .          780     801

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . .         1.71    1.72
   Net investment income . . . . . . . . . . . . . . . .         4.78    4.41

 Portfolio turnover rate (%) . . . . . . . . . . . . . .        39.14   177.08


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Short Term Bond Fund  159

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                               2000*   1999**
                                                               -----   ------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .       $18.08  $18.51
                                                               ------  ------

INCOME FROM OPERATIONS
 Net investment income (a) . . . . . . . . . . . . . . .          .33     .80
 Net realized and unrealized gain (loss) . . . . . . . .         (.09)   (.34)
                                                               ------  ------

   Total income from operations. . . . . . . . . . . . .          .24     .46
                                                               ------  ------

DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .         (.27)   (.89)
                                                               ------  ------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .       $18.05  $18.08
                                                               ======  ======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .         1.31    2.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .        9,497   8,693

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . .          .96     .97
   Net investment income . . . . . . . . . . . . . . . .         5.53    5.05

 Portfolio turnover rate (%) . . . . . . . . . . . . . .        39.14  177.08


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period February 18, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

160  Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                         2000*      1999       1998       1997       1996       1995
                                                       --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .  $  18.03   $  18.46   $  18.35   $  18.36   $  18.55   $  17.98
                                                       --------   --------   --------   --------   --------   --------

INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . .       .35        .90        .99       1.08       1.04       1.16
 Net realized and unrealized gain (loss). . . . . . .      (.10)      (.36)       .11         --       (.19)       .59
                                                       --------   --------   --------   --------   --------   --------

   Total income from operations . . . . . . . . . . .       .25        .54       1.10       1.08        .85       1.75
                                                       --------   --------   --------   --------   --------   --------

DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . .      (.26)      (.97)      (.99)     (1.09)     (1.04)     (1.18)
                                                       --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .  $  18.02   $  18.03   $  18.46   $  18.35   $  18.36   $  18.55
                                                       ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(b)(c). . . . . . . . . . . . . . . .      1.39       3.03       6.09       6.02       4.76       9.95

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . .   449,192    447,590    260,539    229,470    222,983    183,577

 Ratios to average net assets (%)(c)(d):
   Operating expenses . . . . . . . . . . . . . . . .       .71        .74        .66        .66        .70        .58
   Net investment income. . . . . . . . . . . . . . .      5.78       5.22       5.37       5.70       5.70       6.41

 Portfolio turnover rate (%). . . . . . . . . . . . .     39.14     177.08     129.85     213.14     264.40     269.31


*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) The ratios for periods less than one year are annualized.

                                                       Short Term Bond Fund  161

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (Unaudited)

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios referred to as "Funds." These financial statements report on ten Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     The Fund's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to October 31. As a result, this financial report reflects the three-month period commencing on January 1, 2000 through April 30, 2000.

     On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund (one of the Funds of the Investment Company not presented herein) pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund to form the new Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

     In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the year ended December 31, 1999:

                               UNDISTRIBUTED NET          ACCUMULATED NET           PAID-IN
                               INVESTMENT INCOME        REALIZED GAIN (LOSS)        CAPITAL
                             --------------------     ----------------------      ----------
     Short Term Bond Fund                 $42,226                 (9,588,387)     $9,546,161


2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

162  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     At December 31, 1999, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                      12/31/01            12/31/02           12/31/03           12/31/04
                                   --------------     ----------------     -------------     --------------
     Emerging Markets               $          --      $            --      $ (2,887,175)          (348,806)
     Real Estate Securities                    --                   --               --                  --
     Short Term Bond                   (4,813,748)          (5,161,817)       (2,834,049)        (1,947,924)
     Fixed Income I                            --                   --                --                 --
     Fixed Income III                          --                   --                --                 --

                                      12/31/05            12/31/06            12/31/07          TOTALS
                                    --------------     ----------------     -------------    --------------
     Emerging Markets               $           --     $    (56,335,865)     $(26,958,651)   $  (86,530,497)
     Real Estate Securities                     --           (2,695,613)      (22,446,311)      (25,141,924)
     Short Term Bond                      (574,853)             (51,911)       (3,470,874)      (14,041,428)*
     Fixed Income I                            --                   --        (13,116,706)      (13,116,706)
     Fixed Income III                          --                   --        (12,609,539)      (12,609,539)

     * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (See Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2000 are as follows:

                                                                                                        NET
                                                             GROSS               GROSS               UNREALIZED
                                      FEDERAL TAX          UNREALIZED          UNREALIZED           APPRECIATION
                                          COST            APPRECIATION       (DEPRECIATION)        (DEPRECIATION)
                                     ----------------     --------------     ----------------     ----------------
     Equity I                        $  1,277,403,206     $  447,129,450     $    (66,105,860)    $    381,023,590
     Equity II                            707,180,914        183,353,967          (44,411,490)         138,942,477
     Equity III                           143,503,183         26,967,845           (8,671,822)          18,296,023
     Equity Q                           1,046,939,279        494,126,922          (89,624,297)         404,502,625
     International                      1,018,457,863        313,159,263         (108,761,132)         204,398,131
     Emerging Markets                     387,938,246        101,060,230          (61,176,340)          39,883,890
     Real Estate Securities               626,333,086         75,067,360          (43,266,537)          31,800,823
     Short Term Bond                      462,385,028             97,013           (6,890,590)          (6,793,577)
     Fixed Income I                     1,243,277,307          6,630,474          (36,892,171)         (30,261,697)
     Fixed Income III                     587,822,999          2,041,279          (14,779,279)         (12,738,000)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

                                              Notes to Financial Statements  163

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

     EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes based on their relative net assets.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

164  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2000, are presented on the Statement of Net Assets for the applicable Funds.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     INVESTMENT IN EMERGING MARKETS: Investing in Emerging Markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

                                              Notes to Financial Statements  165

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the period ended April 30, 2000, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                               PURCHASES        SALES                                PURCHASES           SALES
                             --------------  ------------                          -------------     -------------
     Equity I             $1,029,560,612    $987,860,978   Emerging Markets        $ 131,811,027     $ 121,084,207
     Equity II               499,152,020     501,095,256   Real Estate Securities    215,441,359       192,201,922
     Equity III               99,294,671     101,220,600   Short Term Bond            96,674,185        82,480,642
     Equity Q                349,783,239     290,257,442   Fixed Income I             93,600,335        94,583,921
     International           444,234,398     465,189,880   Fixed Income III           90,587,732        74,564,305

     Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                 PURCHASES          SALES
                              --------------    --------------
     Short Term Bond           $  74,158,781    $   95,509,796
     Fixed Income I              594,605,103       605,604,068
     Fixed Income III            166,708,856       167,718,125

     WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended April 30, 2000 were as follows:

     FIXED INCOME I
                                     NOTIONAL VALUE (1)      PREMIUMS
                                            (000)            RECEIVED
                                     ------------------  --------------
      Outstanding December 31, 1999       $  16,435         $ 147,312
      Opened                                 26,279           304,495
      Closed                                (20,645)         (178,030)
      Exercised                                  --                --
      Expired                                (2,094)          (62,348)
                                          ---------         ---------
      Outstanding April 30, 2000          $  19,975         $ 211,429
                                          =========         =========

     FIXED INCOME III

                                     NOTIONAL VALUE (1)      PREMIUMS
                                            (000)            RECEIVED
                                     ------------------  --------------
     Outstanding December 31, 1999        $  23,515         $ 313,644
     Opened                                  25,820           470,270
     Closed                                 (23,045)         (241,567)
     Exercised                               (7,000)          (11,843)
     Expired                                 (5,526)         (125,561)
                                          ---------         ---------
     Outstanding April 30, 2000           $  13,764         $ 404,943
                                          =========         =========

     (1)  Each $100,000 notional value represents 1 contract.

166  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

4.   RELATED PARTIES

     ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company, and advises the Money Market and the US Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of April 30, 2000, $529,258,000 of the Money Market Fund's net assets represents investments by these Funds and $419,356,000 represents the investments of other affiliated Funds not presented herein.

     The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $16,284,511 and $1,379,287 respectively, for the period ended April 30, 2000. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

                                     ANNUAL RATE                                                 ANNUAL RATE
                             ------------------------------                              ------------------------------
                             ADVISOR        ADMINISTRATOR                                ADVISOR         ADMINISTRATOR
                             ----------     ---------------                              ----------     ---------------
      Equity I                     0.55%               0.05%     Emerging Markets              1.15%               0.05%
      Equity II                    0.70                0.05      Real Estate Securities        0.80                0.05
      Equity III                   0.55                0.05      Short Term Bond               0.45                0.05
      Equity Q                     0.55                0.05      Fixed Income I                0.25                0.05
      International                0.70                0.05      Fixed Income III              0.50                0.05


     In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five Fund of Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the three Funds listed below, the ("Underlying Funds") in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Fund.

     For the period ended April 30, 2000, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUND                PAID
     ----------------------        ----------
     Emerging Markets              $   18,719
     Real Estate Securities            24,991
     Short-Term Bond                   61,430


     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the funds reported herein for the period ended April 30, 2000 were $1,874,131.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

                                              Notes to Financial Statements  167

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

     BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2000 were as follows:

     Equity I             $42,028           Equity Q         $   6,228
     Equity II              8,079           International      104,261
     Equity III             8,711           Emerging Markets    34,731

     Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended April 30, 2000 were $47,048, and were allocated to each Fund where appropriate, on a pro rata basis, including 19 affiliated Funds not presented herein.

5.   FUND SHARE TRANSACTIONS

     Share transactions for the period ended April 30, 2000, the year ended December 31, 1999, and the year ended December 31, 1998 were as follows:

                                                                  SHARES                              DOLLARS (000)
                                                -----------------------------------------  -------------------------------------
                                                    2000          1999           1998          2000        1999         1998
                                                -----------  -------------   ------------  ---------   ----------  -------------
 EQUITY I
  CLASS I
  Proceeds from shares sold                       5,331,570     14,156,753     11,649,184  $ 189,792   $  524,846  $     382,855
  Proceeds from reinvestment of distributions       809,009      4,034,855      2,804,239     27,546      145,015         91,198
  Payments for shares redeemed                   (5,523,304)   (13,888,434)   (12,417,244)  (198,840)    (518,304)      (413,664)
                                                -----------  -------------   ------------  ---------   ----------  -------------
  Net increase (decrease)                           617,275      4,303,174      2,036,179    (18,498)     151,557         60,389
                                                -----------  -------------   ------------  ---------   ----------  -------------

  CLASS E (a)
  Proceeds from shares sold                         142,232      1,354,362             --      5,156       51,240             --
  Proceeds from reinvestment of distributions        26,234        115,629             --        895        4,159             --
  Payments for shares redeemed                     (174,620)      (155,939)            --     (6,241)      (5,805)            --
                                                -----------  -------------   ------------  ---------   ----------  -------------
  Net increase (decrease)                            (6,154)     1,314,052             --       (190)      49,594             --
                                                -----------  -------------   ------------  ---------   ----------  -------------

  CLASS Y (b)
  Proceeds from shares sold                       1,231,097             --             --     45,403           --             --
  Proceeds from reinvestment of distributions         2,342             --             --         86           --             --
  Payments for shares redeemed                           --             --             --         --           --             --
                                                -----------  -------------   ------------  ---------   ----------  -------------
  Net increase (decrease)                         1,233,439             --             --     45,489           --             --
                                                -----------  -------------   ------------  ---------   ----------  -------------
  Total net increase (decrease)                   1,844,560      5,617,226      2,036,179  $  63,797   $  201,151  $      60,389
                                                ===========  =============   ============  =========   ==========  =============

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

                                           SHARES                                  DOLLARS (000)
                         ------------------------------------------  ------------------------------------------
                              2000          1999          1998            2000         1999           1998
                         ------------- -------------  -------------  ------------- -------------  -------------
EQUITY II
  CLASS I
  Proceeds from shares
    sold                   2,484,313     8,372,629      6,590,024      $  92,042     $ 260,038      $ 209,065
  Proceeds from
    reinvestment of
    distributions            366,060     1,054,369      1,013,507         13,358        34,320         30,141
  Payments for shares
    redeemed              (3,333,065)   (5,608,745)    (4,974,795)      (127,016)     (177,851)      (158,755)
                          ----------    ----------     ----------      ---------     ---------      ---------
  Net increase
    (decrease)              (482,692)    3,818,253      2,628,736        (21,616)      116,507         80,451
                          ----------    ----------     ----------      ---------     ---------      ---------

  CLASS E (a)
  Proceeds from shares
    sold                     177,052     1,114,666             --          6,521        35,655             --
  Proceeds from
    reinvestment of
    distributions             17,370        42,280             --            633         1,407             --
  Payments for shares
    redeemed                (198,333)     (218,128)            --         (7,368)       (7,131)            --
                          ----------    ----------     ----------      ---------     ---------      ---------
  Net increase
    (decrease)                (3,911)      938,818             --           (214)       29,931             --
                          ----------    ----------     ----------      ---------     ---------      ---------

  CLASS Y (b)
  Proceeds from shares
    sold                   1,138,509            --             --         44,289            --             --
  Proceeds from
    reinvestment of
    distributions                532            --             --             20            --             --
  Payments for shares
    redeemed                      --            --             --             --            --             --
                          ----------    ----------     ----------      ---------     ---------      ---------
  Net increase
    (decrease)             1,139,041            --             --         44,309            --             --
                          ----------    ----------     ----------      ---------     ---------      ---------
  Total net increase
    (decrease)               652,438     4,757,071      2,628,736      $  22,479     $ 146,438      $  80,451
                          ==========    ==========     ==========      =========     =========      =========

 EQUITY III
  CLASS I
  Proceeds from shares
    sold                   1,295,774     1,957,585      1,912,599      $  31,279     $  55,751      $  57,633
  Proceeds from
    reinvestment of
    distributions             15,780       577,930        832,353            399        15,142         23,877
  Payments for shares
    redeemed              (1,838,131)   (3,331,811)    (3,641,754)       (44,636)      (94,786)      (106,698)
                          ----------    ----------     ----------      ---------     ---------      ---------
  Total net increase
    (decrease)              (526,577)     (796,296)      (896,802)       (12,958)      (23,893)       (25,188)
                          ----------    ----------     ----------      ---------     ---------      ---------

  CLASS E (a)
  Proceeds from shares
    sold                      37,779       337,230             --            906         9,867             --
  Proceeds from
    reinvestment of
    distributions              1,011        22,539             --             26           577             --
  Payments for shares
    redeemed                 (31,914)      (56,941)            --           (772)       (1,592)            --
                          ----------    ----------     ----------      ---------     ---------      ---------
  Net increase
    (decrease)                 6,876       302,828             --            160         8,852             --
                          ----------    ----------     ----------      ---------     ---------      ---------
  Total net increase
    (decrease)              (519,701)     (493,468)      (896,802)     $ (12,798)    $ (15,041)     $ (25,188)
                          ==========    ==========     ==========      =========     =========      =========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

(b) Share transactions for Class Y are for the period March 30, 2000 (commencement of sale of shares) to April 30, 2000.

                                              Notes to Financial Statements  169

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

                                                                 SHARES                              DOLLARS (000)
                                                ----------------------------------------   ---------------------------------
                                                    2000          1999           1998         2000        1999         1998
 EQUITY Q                                        ----------    -----------   -----------   ---------   ---------   ---------
  CLASS I
  Proceeds from shares sold                       4,485,545      9,489,238     7,788,647   $ 179,531   $ 402,156   $ 298,739
  Proceeds from reinvestment of distributions       645,887      4,403,495     2,920,742      24,574     176,157     109,535
  Payments for shares redeemed                   (4,402,187)   (10,314,554)   (8,992,387)   (180,139)   (437,835)   (344,894)
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Total net increase (decrease)                     728,245      3,578,179     1,717,002      23,966     140,478      63,380
                                                 ----------    -----------   -----------   ---------   ---------   ---------

  CLASS E (a)
  Proceeds from shares sold                         199,563        891,875            --       8,046      38,092          --
  Proceeds from reinvestment of distributions        17,481        101,824            --         664       4,077          --
  Payments for shares redeemed                     (277,622)      (254,253)           --     (11,200)    (10,726)         --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Net increase (decrease)                           (60,578)       739,446            --      (2,490)     31,443          --
                                                 ----------    -----------   -----------   ---------   ---------   ---------

  CLASS Y (b)
  Proceeds from shares sold                       1,108,773             --            --      46,857          --          --
  Proceeds from reinvestment of distributions         2,064             --            --          87          --          --
  Payments for shares redeemed                           --             --            --          --          --          --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Net increase (decrease)                         1,110,837             --            --      46,944          --          --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Total net increase (decrease)                   1,778,504      4,317,625     1,717,002   $  68,420   $ 171,921   $  63,380
                                                 ==========    ===========   ===========   =========   =========   =========

 INTERNATIONAL
  CLASS I
  Proceeds from shares sold                       3,030,278      8,507,370     8,855,148   $  136,056  $ 342,619   $ 330,798
  Proceeds from reinvestment of distributions       807,160      1,496,665       756,486       35,628     64,808      27,770
  Payments for shares redeemed                   (3,783,279)    (9,584,595)  (11,065,451)   (171,184)   (389,449)   (412,202)
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Net increase (decrease)                            54,159        419,440    (1,453,817)        500      17,978     (53,634)
                                                 ----------    -----------   -----------   ---------   ---------   ---------

  CLASS E (a)
  Proceeds from shares sold                          69,737        799,750            --       3,144      31,654          --
  Proceeds from reinvestment of distributions        18,560         29,732            --         819       1,314          --
  Payments for shares redeemed                      (83,576)      (175,179)           --      (3,701)     (7,644)         --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Net increase (decrease)                             4,721        654,303            --         262      25,324          --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  CLASS Y (b)
  Proceeds from shares sold                         925,751             --            --      42,668          --          --
  Proceeds from reinvestment of distributions            --             --            --          --          --          --
  Payments for shares redeemed                      (43,167)            --            --      (1,870)         --          --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Net increase (decrease)                           882,584             --            --      40,798          --          --
                                                 ----------    -----------   -----------   ---------   ---------   ---------
  Total net increase (decrease)                     941,464      1,073,743    (1,453,817)  $  41,560   $  43,302   $ (53,634)
                                                 ==========    ===========   ===========   =========   =========   =========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

(b) Share transactions for Class Y are for the period March 30, 2000 (commencement of sale of shares) to April 30, 2000.

170  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

                                                                 SHARES                              DOLLARS (000)
                                                 ----------------------------------------   --------------------------------
                                                    2000          1999           1998         2000       1999         1998
 EMERGING MARKETS                                ----------    -----------    -----------   --------   ---------   ---------
  CLASS S
  Proceeds from shares sold                       6,107,256     14,900,682     22,508,124   $ 76,342   $ 140,982   $ 221,964
  Proceeds from reinvestment of distributions       131,148        281,096        188,272      1,688       2,639       2,070
  Payments for shares redeemed                   (3,856,535)   (15,483,258)   (16,241,312)   (48,782)   (152,294)   (149,675)
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Net increase (decrease)                         2,381,869       (301,480)     6,455,084     29,248      (8,673)     74,359
                                                 ----------    -----------    -----------   --------   ---------   ---------

  CLASS E (c)
  Proceeds from shares sold                          82,168        852,482          4,558      1,033       8,575          38
  Proceeds from reinvestment of distributions         1,435          1,091             --         19          13          --
  Payments for shares redeemed                      (72,446)      (353,467)            --       (900)     (3,674)         --
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Net increase (decrease)                            11,157        500,106          4,558        152       4,914          38
                                                 ----------    -----------    -----------   --------   ---------   ---------

  CLASS C (d)
  Proceeds from shares sold                          55,993        147,290             --        708       1,466          --
  Proceeds from reinvestment of distributions           229             45             --          3          --          --
  Payments for shares redeemed                       (8,937)       (16,617)            --       (113)       (167)         --
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Net increase (decrease)                            47,285        130,718             --        597       1,299          --
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Total net increase (decrease)                   2,440,311        329,344      6,459,642   $ 29,997   $  (2,461)  $  74,397
                                                 ==========    ===========    ===========   ========   =========   =========
 REAL ESTATE SECURITIES
  CLASS S
  Proceeds from shares sold                       3,595,894     10,307,873      9,286,206   $ 82,713   $ 247,786   $ 254,637
  Proceeds from reinvestment of distributions       268,519      1,500,692      1,114,356      6,179      34,444      30,226
  Payments for shares redeemed                   (3,367,528)    (9,610,223)    (6,759,461)   (77,759)   (227,746)   (178,741)
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Total net increase decrease                       496,885      2,198,342      3,641,101     11,133      54,484     106,122
                                                 ----------    -----------    -----------   --------   ---------   ---------

  CLASS E (a)
  Proceeds from shares sold                          49,837        378,070         28,391      1,154       9,451         715
  Proceeds from reinvestment of distributions         3,887         13,837            375         89         312           9
  Payments for shares redeemed                      (35,576)      (113,177)        (6,530)      (828)     (2,588)       (183)
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Total net increase (decrease)                      18,148        278,730         22,236        415       7,175         541
                                                 ----------    -----------    -----------   --------   ---------   ---------

  CLASS C (b)
  Proceeds from shares sold                          27,839         84,921             --        635       2,034          --
  Proceeds from reinvestment of distributions         1,148          2,678             --         26          59          --
  Payments for shares redeemed                       (6,303)        (9,550)            --       (144)       (227)         --
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Net increase (decrease)                            22,684         78,049             --        517       1,866          --
                                                 ----------    -----------    -----------   --------   ---------   ---------
  Total net increase (decrease)                     537,717      2,555,121      3,663,337     12,065   $  63,525   $ 106,663
                                                 ==========    ===========    ===========   ========   =========   =========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

(b) Share transaction for Class Y are for the period March 30, 2000 (commencement of sales) to April 30, 2000.

(c) Effective May 18, 1998, Class C was renamed Class E.

(d) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

                                              Notes to Financial Statements  171

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

                                                                        SHARES                             DOLLARS (000)
                                                       ----------------------------------------  --------------------------------
                                                           2000          1999           1998        2000        1999       1998
 SHORT TERM BOND                                       -----------    -----------   -----------  ---------   ---------  ---------
  CLASS S
  Proceeds from shares sold                              3,826,772     12,497,701     6,088,176  $  69,295   $ 229,357  $ 112,707
  Shares issued in connection with acquisition of
    Volatility Constrained Bond Fund                            --      8,934,738            --         --     163,684         --
  Proceeds from reinvestment of distributions              287,377      1,023,507       604,269      5,190      18,557     11,141
  Payments for shares redeemed                          (4,012,038)   (11,748,485)   (5,088,094)   (72,656)   (214,600)   (94,296)
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Total net increase (decrease)                            102,111     10,707,461     1,604,351      1,829     196,998     29,552
                                                       -----------    -----------   -----------  ---------   ---------  ---------

  CLASS E (c)
  Proceeds from shares sold                                 82,434        550,310            --      1,500      10,084         --
  Proceeds from reinvestment of distributions                7,364         14,963            --        133         271         --
  Payments for shares redeemed                             (44,428)      (84,513)            --       (806)     (1,538)        --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Total net increase (decrease)                             45,370        480,760            --        827       8,817         --
                                                       -----------    -----------   -----------  ---------   ---------  ---------

  CLASS C (d)
  Proceeds from shares sold                                  9,732        104,488            --        177       1,907         --
  Proceeds from reinvestment of distributions                  600          1,225            --         11          22         --
  Payments for shares redeemed                             (11,274)       (61,555)           --       (205)     (1,119)        --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Net increase (decrease)                                     (942)        44,158            --        (17)        810         --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Total net increase (decrease)                            146,539     11,232,379     1,604,351  $   2,639   $ 206,625  $  29,552
                                                       ===========    ===========   ===========  =========   =========  =========

 FIXED INCOME I
  CLASS I
  Proceeds from shares sold                              6,434,160     18,807,025    18,203,608  $ 131,264   $ 402,034  $ 398,149
  Proceeds from reinvestment of distributions              597,744      2,614,237     2,497,093     12,284      54,266     54,549
  Payments for shares redeemed                         (15,310,619)   (14,519,562)  (12,833,370)  (314,131)   (310,433)  (281,502)
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Total net increase (decrease)                         (8,278,715)     6,901,700     7,867,331   (170,583)    145,867    171,196
                                                       -----------    -----------   -----------  ---------   ---------  ---------

  CLASS E (a)
  Proceeds from shares sold                                155,702      2,062,938            --      3,169      43,403         --
  Proceeds from reinvestment of distributions               27,893         61,886            --        573       1,272         --
  Payments for shares redeemed                            (211,783)      (353,494)           --     (4,313)     (7,315)        --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Net increase (decrease)                                  (28,188)     1,771,330            --       (571)     37,360         --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  CLASS Y (b)
  Proceeds from shares sold                              8,093,084             --            --    166,798          --         --
  Proceeds from reinvestment of distributions              130,516             --            --      2,676          --         --
  Payments for shares redeemed                                  --             --            --         --          --         --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Net increase (decrease)                                 8,223,60             --            --    169,474          --         --
                                                       -----------    -----------   -----------  ---------   ---------  ---------
  Total net increase (decrease)                            (83,303)     8,673,030     7,867,331  $  (1,680)  $ 183,227  $ 171,196
                                                       ===========    ===========   ===========  =========   =========  =========

(a) Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

(c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale of shares) to December 31, 1999.

(d) Share transactions for Class C are for the period March 3, 1999 (commencement of sale of shares) to December 31, 1999.

172  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2000 (Unaudited)

                                                                  SHARES                              DOLLARS (000)
                                                ------------------------------------------ ------------------------------------
                                                    2000          1999           1998         2000        1999         1998
                                                ----------- --------------  -------------- ---------  ----------  -------------
 FIXED INCOME III
  CLASS I
  Proceeds from shares sold                       6,845,026     20,354,848      20,310,407 $  66,709  $  204,642  $     212,963
  Proceeds from reinvestment of distributions       754,393      2,728,636       3,397,977     6,599      26,843         35,268
  Payments for shares redeemed                   (6,732,764)   (19,561,642)    (15,209,804)  (69,404)   (196,406)      (159,236)
                                                ----------- --------------  -------------- ---------  ----------  -------------
  Total net increase (decrease)                     866,655      3,521,842       8,498,580     8,404      35,079         88,995
                                                ----------- --------------  -------------- ---------  ----------  -------------

  CLASS E (a)
  Proceeds from shares sold                         177,253        308,301              --     1,707       3,102             --
  Proceeds from reinvestment of distributions         6,985         10,658              --        68         104             --
  Payments for shares redeemed                       (3,512)       (72,605)             --       (34)       (709)            --
                                                ----------- --------------  -------------- ---------  ----------  -------------
  Net increase (decrease)                           180,726        246,354              --     1,741       2,497             --
                                                ----------- --------------  -------------- ---------  ----------  -------------
  Total net increase (decrease)                   1,047,381      3,768,196       8,498,580 $  10,145  $   37,576  $      88,995
                                                =========== ==============  ============== =========  ==========  =============

     (a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

     (b) Share transactions for Class Y are for the period March 30, 2000 (commencement of sale of shares) to April 30, 2000.

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns for the period ended April 30, 2000.

7.   BENEFICIAL INTEREST

     As of April 30, 2000, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                      %        %        %         %
                                   ------------------------------------
 Equity I - Class I                 10.1       --       --        --
 Equity I - Class E                 33.4       --       --        --
 Equity I - Class Y                100.0       --       --        --
 Equity II - Class E                46.8       --       --        --
 Equity II - Class Y               100.0       --       --        --
 Equity III - Class E               24.4      18.3     16.4       --
 Equity Q - Class I                 11.5       --       --        --
 Equity Q - Class E                 35.8      14.9      --        --
 Equity Q - Class Y                100.0       --       --        --
 International - Class I            10.7       --       --        --
 International - Class E            18.2      12.1      --        --
 International - Class Y           100.0       --       --        --
 Emerging Markets - Class E         14.9      13.9      --        --
 Real Estate Securities - Class E   19.6      16.3      --        --
 Short Term Bond - Class E          38.9       --       --        --
 Short Term Bond - Class C          43.8      11.7     11.4       --
 Fixed Income I - Class E           24.1      17.8     12.3       --
 Fixed Income I - Class Y          100.0       --       --        --
 Fixed Income III - Class I         14.3       --       --        --
 Fixed Income III - Class E         22.7      18.7     15.4      11.3



                                              Notes to Financial Statements  173

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

Trustees Emeritus
 George F. Russell, Jr.

Officers
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

Manager, Transfer and Dividend Paying Agent
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

Consultant
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

Custodian
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

Office of Shareholder Inquiries
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

Legal Counsel
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

Independent Accountants
 PricewaterhouseCoopers LLP
 1001 4th Avenue Plaza
 Suite 4200
 Seattle, WA 98154

Distributor
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

Money Managers
Equity I Fund
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Marsico Capital Management, LLC, Denver, CO
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Strong Capital Management, Inc. Menomonee Falls, WI
 Suffolk Capital Management, Inc., New York, NY
 Turner Investment Partners, Inc. Berwyn, PA
 Westpeak Investment Advisors, L.P., Boulder, CO

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Delphi Management, Inc., Boston, MA
 Fiduciary Trust Company International, Inc., New York, NY
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Westpeak Investment Advisors, L.P., Boulder, CO

Equity III Fund
 Barclays Global Investors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 Westpeak Investment Advisors, L.P., Boulder, CO

Equity Q Fund
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 J.P. Morgan Investment Management, Inc., New York, NY

International Fund
 Delaware International Advisers Ltd., London, England
 Fidelity Management Trust Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Mastholm Asset Management, LLC, Bellevue, WA
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, LLC, Boston, MA
 Sanford C. Bernstein & Co., Inc., New York, NY
 The Boston Company Asset Management, Inc., Boston, MA

Emerging Markets Fund
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 Nicholas Applegate Capital Management, San Diego, CA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Schroder Investment Management North America Limited,
    New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

174 Manager, Money Managers and Service Providers

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Real Estate Securities Fund
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Security Capital Global Capital Management Group Inc., Chicago, IL

Short Term Bond Fund
 BlackRock Financial Management, Inc., New York, NY
 Standish, Ayer & Wood, Inc., Boston, MA
 STW Fixed Income Management California, Santa Barbara, CA

Fixed Income I Fund
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

Fixed Income III Fund
 Lazard Asset Management, New York, NY
 Miller Anderson & Sherrerd, West Conshohocken, PA
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 175

[LOGO OF FRANK RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com
xxxxxxxxxxxxxxxxxxxxxx
x MONEY MARKET FUNDS x
xxxxxxxxxxxxxxxxxxxxxx
                                                FRANK RUSSELL INVESTMENT COMPANY

2000 Semiannual Report

CLASS S SHARES


MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


APRIL 30, 2000


                                                         [LOGO OF FRANK RUSSELL]

FRANK RUSSELL INVESTMENT
COMPANY

Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT
MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.

FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               MONEY MARKET FUNDS

                                SEMIANNUAL REPORT

                           APRIL 30, 2000 (UNAUDITED)



                                TABLE OF CONTENTS


                                                                            Page

Money Market Fund ..........................................................  2

US Government Money Market Fund ............................................ 10

Tax Free Money Market Fund ................................................. 16

Notes to Financial Statements .............................................. 28

Manager, Money Managers and Service Providers .............................. 31





FRANK RUSSELL INVESTMENT COMPANY - MONEY MARKET FUNDS

Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                      PRINCIPAL
                                        AMOUNT                DATE       VALUE
                                        (000)      RATE        OF        (000)
                                          $         %       MATURITY*      $
                                      ---------  --------   ----------  --------
 CORPORATE BONDS AND NOTES - 28.8%
 American Express Centurion Bank (a)    20,000    6.220     06/08/00     20,000
 American Express Centurion Bank (a)    25,000    6.250     07/12/00     25,000
 American Express Centurion Bank (a)    10,000    6.250     07/13/00     10,000
 Blue Square Funding Ltd.               25,000    5.980     08/29/00     25,000
 Chase Manhattan Corp. (a)               5,000    6.371     11/02/00      5,006
 First National Bank of Chicago         20,000    5.485     06/05/00     19,999
 First Union Corp. (a)                  25,000    6.230     06/26/00     25,000
 Ford Motor Credit                      15,000    6.550     01/23/01     15,000
 Gien Raven MLS, Inc. (a)               40,000    6.160     05/01/14     40,000
 Grantor Trust Series 1996-2 (a)         6,780    6.250     12/23/06      6,779
 Grantor Trust Series 1997-11 (a)       34,174    6.101     12/01/04     34,174
 Grantor Trust Series 1998-T67 (a)      20,093    6.101     07/01/04     20,093
 Gulf States Paper Corp.
  Series 1998 (a)                       40,000    6.160     11/01/18     40,000
 Illinois Educational Facilities
  Authority Revenues (a)                45,300    6.200     07/01/24     45,300
 Morganite Industries
  Series 1998-A (a)                     50,000    6.160     07/01/18     50,000
 Norwest Financial, Inc. (a)            50,000    6.175     07/07/00     49,994
 Presbyterian Homes & Services
  Series B2 (a)                         21,955    6.200     12/01/28     21,955
 Toyota Motor Credit Corp.              15,000    5.770     07/06/00     15,000
                                                                       --------

 TOTAL CORPORATE BONDS AND NOTES
  (cost $468,300)                                                       468,300
                                                                       --------

 YANKEE CERTIFICATES OF DEPOSIT - 21.8%
 Bank of Nova Scotia                    20,000    5.400     06/01/00     19,999
 Bank of Nova Scotia                    20,000    6.510     01/16/01     19,993
 Bank of Nova Scotia                    15,000    6.680     01/02/02     14,996
 Bayerische Hypo-Und Vereinsbank AG     25,000    5.270     05/22/00     24,999
 Bayerische Hypo-Und Vereinsbank AG     25,000    5.350     05/22/00     24,999
 Commerzbank AG                         20,000    5.295     05/19/00     19,999
 Commerzbank AG                         20,000    5.640     06/15/00     19,999
 Credit Suisse First Boston Inc. (a)    30,000    6.220     06/07/00     30,000
 Credit Suisse First Boston Inc. (a)    25,000    6.240     06/09/00     25,000
 Deutsche Bank AG                       25,000    5.250     05/18/00     24,999
 Deutsche Bank AG                       15,000    5.570     06/12/00     14,999
 Deutsche Bank AG                       25,000    6.750     02/22/01     24,990
 UBS AG                                 20,000    5.410     06/01/00     19,999
 UBS AG                                 10,000    5.600     06/26/00      9,998
 UBS AG                                 25,000    5.660     06/26/00     24,999
 UBS AG                                 15,000    6.820     03/28/01     14,996
 Westpac Banking Corp.                  20,000    6.720     02/07/01     19,995
                                                                       --------

 TOTAL YANKEE CERTIFICATES OF                                           354,959
  DEPOSIT (cost $354,959)                                              --------


2  Money Market Fund

MONEY MARKET FUND

                                                      April 30, 2000 (Unaudited)

                                      PRINCIPAL
                                        AMOUNT                DATE       VALUE
                                        (000)     RATE         OF        (000)
                                          $        %        MATURITY*      $
                                      ---------  --------   ----------  --------
 DOMESTIC COMMERCIAL PAPER - 49.1%
 Associates Corp. of North America      25,000    6.375     06/15/00     25,027
 Blue Circle                            49,877    6.160     05/01/00     49,877
 BTM Capital Corp.                      18,468    6.110     05/08/00     18,446
 Dominion Resources                     49,634    6.160     05/01/00     49,634
 Forrestal Funding Master Trust         50,000    5.930     05/15/00     49,885
 Forrestal Funding Master Trust         20,000    6.110     06/06/00     19,878
 Gotham Funding Corp.                   50,000    6.120     05/01/00     50,000
 Gotham Funding Corp.                   20,000    6.120     05/03/00     19,993
 ING America Insurance Holdings         25,000    5.840     05/03/00     24,992
 Intrepid Funding Treasury              25,000    5.910     05/01/00     25,000
 Intrepid Funding Treasury              13,250    6.110     06/06/00     13,169
 Irish Permanent Treasury               25,000    5.930     05/09/00     24,967
 Michigan National                      50,000    6.160     05/01/00     50,000
 Mitsubishi Motors Credit of America    15,000    6.100     05/03/00     14,995
 Mitsubishi Motors Credit of America    20,000    6.120     05/04/00     19,990
 Mitsubishi Motors Credit of America    10,000    6.120     05/15/00      9,976
 Moat Funding LLC                       30,000    6.040     05/01/00     30,000
 Moat Funding LLC                       15,000    6.020     06/14/00     14,888
 National Financiera A                  18,000    5.950     05/11/00     17,970
 Royal Bank of Canada Trust Co.         15,000    6.450     01/05/01     14,994
 Special Purpose Accounts
  Receivable Co.                        25,000    5.920     05/02/00     24,996
 Special Purpose Accounts
  Receivable Co.                        20,000    6.000     05/23/00     19,927
 Stellar Funding Group                  25,000    5.920     05/04/00     24,988
 Tasmanian Public Finance Corp.         15,000    5.920     05/16/00     14,963
 Thames Asset Global Securitization     17,170    6.280     06/15/00     17,035
 Thames Asset Global Securitization     25,473    6.170     06/23/00     25,242
 Westways Funding III Ltd.              45,352    6.080     05/05/00     45,321
 Westways Funding III Ltd.              18,450    6.080     05/08/00     18,428
 Westways Funding III Ltd.              18,000    6.090     05/09/00     17,976
 Westways Funding III Ltd.              15,000    6.090     05/10/00     14,977
 Westways Funding III Ltd.              21,312    6.200     06/01/00     21,198
 Yamaha Motor Finance Corp.             10,000    6.180     06/23/00      9,909
                                                                       --------

 TOTAL DOMESTIC COMMERCIAL PAPER                                        798,641
  (cost $798,641)                                                      --------

 EURODOLLAR TIME DEPOSIT - 0.9%
 Canadian Imperial Bank                 15,000    6.570     01/01/29     14,996
                                                                       --------

 EURODOLLAR TIME DEPOSIT (cost $14,996)                                  14,996
                                                                       --------


                                                            Money Market Fund  3

MONEY MARKET FUND

                                                      April 30, 2000 (Unaudited)

                                      PRINCIPAL
                                        AMOUNT                DATE       VALUE
                                        (000)     RATE         OF        (000)
                                          $        %        MATURITY*      $
                                      ---------  --------   ----------  --------
 UNITED STATES GOVERNMENT
  AGENCIES - 1.5%
 Aid to Chile Guaranteed Note
  (LIBOR Floater)(a)                     9,729    6.743     06/01/05      9,735
 Aid to INH Portugal Guranteed Note
  (LIBOR Floater)(a)                    11,250    6.743     12/01/17     11,419
 Federal Home Loan Mortgage Corp.        2,000    5.250     01/01/19      1,980
 Federal Home Loan Mortgage Corp.        2,000    5.270     01/01/19      1,980
                                                                      ---------

 TOTAL UNITED STATES GOVERNMENT                                          25,114
  AGENCIES (cost $25,114)                                             ---------

 TOTAL INVESTMENTS - 102.1%
  (amortized cost $1,662,010)(b)                                      1,662,010

 OTHER ASSETS AND LIABILITIES,
  NET - (2.1%)                                                          (34,213)
                                                                      ---------

 NET ASSETS - 100.0%                                                  1,627,797
                                                                      =========

* The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate

See accompanying notes which are an integral part of the financial statements.


4  Money Market Fund

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)



ASSETS
Investments at amortized cost which approximates market ..........  $ 1,662,010
Receivables:
 Interest ........................................................       18,109
 Investments sold ................................................            6
Prepaid expenses .................................................            2
                                                                    -----------

   Total assets ..................................................    1,680,127

LIABILITIES
Payables:
 Due to Custodian ..................................  $    51,258
 Accrued fees to affiliates ........................          202
 Other accrued expenses ............................           53
 Income distribution ...............................          817
                                                      -----------

   Total liabilities .............................................       52,330
                                                                    -----------

NET ASSETS .......................................................  $ 1,627,797
                                                                    ===========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) .............................  $       (30)
Shares of beneficial interest ....................................       16,278
Additional paid-in capital .......................................    1,611,549
                                                                    -----------

NET ASSETS .......................................................  $ 1,627,797
                                                                    ===========

NET ASSET VALUE, offering and redemption price per share:
 ($1,627,796,948 divided by 1,627,826,119 shares of $.01 par
  value shares of beneficial interest outstanding) ...............  $      1.00
                                                                    ===========

  See accompanying notes which are an integral part of the financial statements.

                                                            Money Market Fund  5

MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                FOUR MONTHS ENDED
                                                 APRIL 30, 2000       YEAR ENDED
                                                   (UNAUDITED)     DECEMBER 31, 1999
                                                -----------------  -----------------
INVESTMENT INCOME
 Interest ..................................... $         34,026   $        108,659
                                                ----------------   ----------------

EXPENSES
 Advisory fees ................................            1,146              4,087
 Administrative fees ..........................              286              1,022
 Custodian fees ...............................              137                588
 Transfer agent fees ..........................              121                612
 Professional fees ............................                9                 20
 Registration fees ............................               84                123
 Trustees' fees ...............................                4                  5
 Miscellaneous ................................               19                 49
                                                ----------------   ----------------

 Expenses before reductions ...................            1,806              6,506
 Expense reductions ...........................             (859)            (3,065)
                                                ----------------   ----------------

   Expenses, net ..............................              947              3,441
                                                ----------------   ----------------

Net investment income .........................           33,079            105,218
                                                ----------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .......               (9)               (18)
                                                ----------------   ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .... $         33,070   $        105,200
                                                ================   ================


See accompanying notes which are an integral part of the financial statements.


6  Money Market Fund

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                   FOUR MONTHS ENDED
                                    APRIL 30, 2000      YEAR ENDED          YEAR ENDED
                                      (UNAUDITED)    DECEMBER 31, 1999   DECEMBER 31, 1998
                                   ----------------- -----------------   -----------------
Increase (Decrease) in Net Assets

OPERATIONS
 Net investment income ........... $         33,079  $         105,218   $          60,214
 Net realized gain (loss)  .......               (9)               (18)                 (3)
                                   ----------------- -----------------   -----------------
   Net increase in net assets from
   operations ....................            33,070           105,200              60,211
                                   ----------------- -----------------   -----------------
DISTRIBUTIONS
 From net investment income ......           (33,079)         (105,218)            (60,214)
                                   ----------------- -----------------   -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions ..          (398,911)          421,709             678,746
                                   ----------------- -----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN
 NET ASSETS ......................          (398,920)          421,691             678,743

NET ASSETS
 Beginning of period .............         2,026,717         1,605,026             926,283
                                   ----------------- -----------------   -----------------
 End of period ................... $       1,627,797 $       2,026,717   $       1,605,026
                                   ================= =================   =================

  See accompanying notes which are an integral part of the financial statements.


                                                            Money Market Fund  7

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  YEARS ENDED DECEMBER 31,
                                                                   ------------------------------------------------------
                                                         2000*       1999        1998        1997       1996       1995
                                                       ---------   ---------   ---------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .............     $  1.0000   $  1.0000   $  1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                       ---------   ---------   ---------   --------   --------   --------
INCOME FROM OPERATIONS
 Net investment income ...........................         .0191       .0515       .0553      .0563      .0549      .0601
                                                       ---------   ---------   ---------   --------   --------   --------
DISTRIBUTIONS
 From net investment income ......................        (.0191)     (.0515)     (.0553)    (.0563)    (.0549)    (.0601)
                                                       ---------   ---------   ---------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD ...................     $  1.0000   $  1.0000   $  1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                       =========   =========   =========   ========   ========   ========

TOTAL RETURN (%)(a)(c) ...........................          1.93        5.27        5.69       5.79       5.63       6.19
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ........     1,627,797   2,026,717   1,605,026    926,283    496,932    533,643
                                                       ---------   ---------   ---------   --------   --------   --------
 Ratios to average net assets (%)(b)(c):
   Operating expenses, net (d) ...................           .16         .17         .16        .08        .05        .06
   Operating expenses, gross (d) .................           .31         .32         .31        .30        .30        .26
   Net investment income .........................          5.76        5.15        5.54       5.65       5.49       6.01

*    For the four months ended April 30, 2000 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 3.
(d)  See Note 3 for current period amounts.


8  Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                 PRINCIPAL
                                  AMOUNT                    DATE          VALUE
                                   (000)        RATE         OF           (000)
                                     $            %       MATURITY*         $
                                -----------   --------   -----------    --------

UNITED STATES GOVERNMENT
AGENCIES - 76.1%
Aid to Chile Guaranteed
 Note (LIBOR Floater)(a)             4,571      6.743      05/06/01       4,574
Aid to Sri Lanka Guaranteed
 Note (LIBOR Floater)(a)             3,125      6.743      12/06/15       3,151
Federal Farm Credit Bank(a)         10,000      6.060      06/22/00       9,999
Federal Home Loan Bank Bonds         2,000      5.100      05/11/00       1,999
Federal Home Loan Bank Bonds         3,000      5.150      05/19/00       3,000
Federal Home Loan Bank Bonds         2,250      5.550      08/17/00       2,247
Federal Home Loan Bank Bonds         1,500      6.635      09/27/00       1,501
Federal Home Loan Mortgage
 Corporation Principal Only
 Zero Coupon                         3,175      0.000      05/15/00       3,168
Federal National Mortgage
 Association                        11,090      5.100      05/19/00      11,086
Federal National Mortgage
 Association                        10,035      5.900      07/06/00      10,032
Federal National Mortgage
 Association (a)                    10,000      6.120      08/09/00       9,999
Federal National Mortgage
 Association                         4,500      5.490      08/18/00       4,495
Federal National Mortgage
 Association                         1,000      5.650      08/25/00         998
Federal National Mortgage
 Association                         5,500      5.140      11/16/00       5,473
Federal National Mortgage
 Association Discount Notes          5,414      5.770      06/29/00       5,363
Federal National Mortgage
 Association Principal Only
 Zero Coupon                         7,000      0.000      05/19/00       6,980
                                                                     ----------
TOTAL UNITED STATES
GOVERNMENT AGENCIES                                                      84,065
                                                                     ----------
TOTAL INVESTMENTS - 76.1%
(amortized cost $84,065)                                                 84,065
                                                                     ----------

REPURCHASE AGREEMENT - 22.8%
Agreement with ABN AMRO Bank of $25,167
 acquired April 28, 2000 at 5.850% to be repurchased at
 $25,167 on May 1, 2000, collaterized by:
 $25,558 United States  Agency Obligations, valued
 at $25,671                                                              25,167
                                                                     ----------

TOTAL REPURCHASE AGREEMENT (identified cost $25,167)                     25,167
                                                                     ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 98.9% (cost
 $109,232)(b)                                                           109,232

OTHER ASSETS AND
LIABILITIES, NET - 1.1%                                                   1,244
                                                                     ----------

NET ASSETS - 100.0%                                                     110,476
                                                                     ==========


* The identified interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate




10  US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at amortized cost which approximates market ..........    $  84,065
Repurchase agreements (identified cost $25,167)  .................       25,167
Receivables:
 Interest ........................................................        1,270
 From Advisor ....................................................           33
Prepaid expenses .................................................            8
                                                                      ---------

   Total assets ..................................................      110,543

LIABILITIES
Payables:
 Accrued fees to affiliates ........................    $      16
 Other accrued expenses ............................            2
 Income distribution ...............................           49
                                                        ---------

   Total liabilities ............................................            67
                                                                      ---------

NET ASSETS ......................................................     $ 110,476
                                                                      =========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)  ...........................     $     (12)
Shares of beneficial interest ...................................         1,105
Additional paid-in capital ......................................       109,383
                                                                      ---------

NET ASSETS ......................................................     $ 110,476
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 ($110,475,975 divided by 110,487,924 shares of $.01 par value
   shares of beneficial interest outstanding)  ..................     $    1.00
                                                                      =========


  See accompanying notes which are an integral part of the financial statements.


                                             US Government Money Market Fund  11

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                             FOUR MONTHS ENDED
                                              APRIL 30, 2000       YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 1999
                                               -------------   -----------------

INVESTMENT INCOME
 Interest ..................................... $      2,672    $          8,069
                                                ------------    ----------------

EXPENSES
 Advisory fees ................................           91                 314
 Administrative fees ..........................           23                  79
 Custodian fees ...............................           16                  61
 Transfer agent fees ..........................           52                 279
 Professional fees ............................            4                  10
 Registration fees ............................           24                  81
 Trustees' fees ...............................            4                   5
 Miscellaneous ................................            4                  22
                                                ------------    ----------------

 Expenses before reductions ...................          218                 851
 Expense reductions ...........................          (81)               (380)
                                                ------------    ----------------

   Expenses, net ..............................          137                 471
                                                ------------    ----------------

Net investment income .........................        2,535               7,598
                                                ------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .......           (7)                 (5)


NET INCREASE IN NET ASSETS FROM OPERATIONS .... $      2,528    $          7,593
                                                ============    ================

See accompanying notes which are an integral part of the financial statements.


12  US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                    FOUR MONTHS ENDED  YEAR ENDED    YEAR ENDED
                                      APRIL 30, 2000  DECEMBER 31,  DECEMBER 31,
                                       (UNAUDITED)        1999         1998
                                    ----------------- -----------   -----------


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .............    $   2,535      $   7,598     $   7,756
 Net realized gain (loss)  .........           (7)            (5)           --
                                        ---------      ---------     ---------

   Net increase in net assets from
   operations ......................        2,528          7,593         7,756
                                        ---------      ---------     ---------
DISTRIBUTIONS
 From net investment income ........       (2,535)        (7,598)       (7,756)
                                        ---------      ---------     ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net
  assets from share transactions ...      (79,667)        23,931       (21,188)
                                        ---------      ---------     ---------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS .........................      (79,674)        23,926       (21,188)
                                        ---------      ---------     ---------

NET ASSETS
 Beginning of period ...............      190,150        166,224       187,412
                                        ---------      ---------     ---------

 End of period .....................    $ 110,476      $ 190,150     $ 166,224
                                        =========      =========     =========


  See accompanying notes which are an integral part of the financial statements.


                                             US Government Money Market Fund  13

US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------
                             2000*     1999      1998      1997      1996       1995
                          --------   -------   -------   -------  --------   --------
NET ASSET VALUE,           $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
BEGINNING OF PERIOD ...   --------   -------   -------   -------  --------   --------

INCOME FROM OPERATIONS
 Net investment income..     .0185     .0483     .0520     .0545     .0526     .0580
                          --------   -------   -------   -------  --------   --------

DISTRIBUTIONS
 From net investment        (.0185)   (.0483)   (.0520)   (.0545)   (.0526)   (.0580)
   income...............  --------   -------   -------   -------  --------   --------

NET ASSET VALUE, END       $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
OF PERIOD...............  ========   =======   =======   =======  ========   ========

TOTAL RETURN (%)(a)(c)        1.86      4.93      5.34      5.59      5.40      5.98

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period (in
   thousands)...........   110,476   190,150   166,224   187,412   239,725   149,941

 Ratios to average net assets
  (%)(b)(c):
   Operating expenses,
    net (d).............       .30       .30       .32       .20       .25       .32
   Operating expenses,
    gross (d)...........       .48       .54       .55       .41       .50       .51
   Net investment
    income..............      5.53      4.83      5.20      5.44      5.27      5.82



*    For the four months ended April 30, 2000 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees. See Note 3.
(d)  See Note 3 for current period amounts.




14  US Government Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL
                                           AMOUNT            DATE       VALUE
                                           (000)    RATE      OF        (000)
                                             $       %     MATURITY*      $
                                         -------- -------  --------- -----------

MUNINCIPAL BONDS - 99.9%
ALABAMA - 1.5%
Mobile, Alabama Industrial
 Development Board Pollution Control
 Revenue, weekly demand                     3,000   5.225   06/01/04       3,000
                                                                      ----------
ARIZONA - 0.5%
Maricopa County, Arizona Industrial
 Development Authority Revenue,
 weekly demand                                500   5.600   10/01/04         500
Yuma County, Arizona Jail District
 Revenue (a)                                  500   4.500   07/01/00         500
                                                                      ----------
                                                                           1,000
                                                                      ----------

ARKANSAS - 0.1%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (e)                            186   5.210   05/01/28         186
                                                                      ----------
COLORADO - 2.0%
Colorado Housing Financial Authority
 Multi-family Housing Revenue,
 weekly demand                              1,150   5.100   06/01/05       1,150
Denver, Colorado City & County
 Airport Revenue, Series B, weekly
 demand                                     1,200   5.100   12/01/20       1,200
Denver, Colorado City & County
 Multi-family Housing Revenue, daily
 demand                                       150   6.100   12/01/09         150
SBC Metropolitan District, Colorado
 General Obligation, Series 1998,
 annual demand                              1,670   4.000   12/01/17       1,670
                                                                      ----------
                                                                           4,170
                                                                      ----------

DELAWARE - 1.8%
Delaware State Economic Development
 Authority Multi-family Revenue,
 weekly demand                                650   5.500   12/01/15         650
Delaware State Economic Development
 Authority Revenue, Series B,
 weekly demand                              3,000   5.100   05/01/15       3,000
                                                                      ----------
                                                                           3,650
                                                                      ----------

DISTRICT OF COLUMBIA - 0.5%
District of Columbia Revenue, weekly
 demand                                     1,110   5.200   12/01/23       1,110
                                                                      ----------
FLORIDA - 6.7%
Alachua County, Florida Industrial
 Development Revenue, Series A,
 monthly demand                               345   4.300   01/01/12         345
Capital Trust Agency, Florida
 Multi-family Housing Development
 Revenue,
 Series A, weekly demand                    7,600   5.180   12/01/32       7,600
Fort Pierce, Florida Health Facility
 Revenue, weekly demand                     1,615   5.100   10/01/17       1,615
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (e)                            282   5.210   05/01/28         282
Orange County, Florida Industrial
 Development Authority Revenue,
 monthly demand                             1,025   4.300   01/01/11       1,025
Orange County, Florida Industrial
 Development Authority Revenue,
 Series A, semiannual demand                2,960   4.450   10/01/15       2,960
                                                                      ----------
                                                                          13,827
                                                                      ----------

16  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                      April 30, 2000 (Unaudited)

                                         PRINCIPAL
                                           AMOUNT             DATE       VALUE
                                           (000)    RATE       OF        (000)
                                             $       %      MATURITY*      $
                                         -------- -------  ---------  ----------

GEORGIA - 4.4%
Cobb County, Georgia Housing
 Authority Multi-family Housing
 Revenue, weekly demand                     1,000   5.050   06/01/25       1,000
Cobb County, Georgia Residential Care
 Facilities Authority Revenue,
 weekly demand                                995   5.100   04/01/16         995
De Kalb County, Georgia Housing
 Authority Multi-family Housing
 Revenue, weekly demand                       300   5.050   06/01/25         300
Fulton County, Georgia Development
 Authority Revenue, weekly demand             300   5.100   12/01/16         300
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (e)                            942   5.210   05/01/28         942
Gwinnett County, Georgia Development
 Authority Revenue, weekly demand             115   5.100   03/01/17         115
Macon-Bibb County, Georgia Hospital
 Authority Revenue, weekly demand             900   5.100   12/01/18         900
Savannah, Georgia Housing Authority
 Multi-family Housing Revenue,
 Series B, weekly demand                      650   5.050   06/15/26         650
Thomasville, Georgia Hospital
 Authority Revenue, weekly demand           3,150   5.100   11/01/17       3,150
Walton County, Georgia Development
 Authority Industrial Development
 Revenue, Series B, weekly demand             800   5.100   06/01/04         800
                                                                      ----------
                                                                           9,152
                                                                      ----------

ILLINOIS - 9.7%
Belleville, Illinois Industrial
 Development Revenue, weekly demand         1,750   5.100   12/01/08       1,750
Cook County, Illinois Community Unit
 School District Number 401,
 Tax Anticipation 2000 Warrants             2,500   4.980   10/25/00       2,506
De Kalb, Illinois Industrial
 Development Revenue, Series C,
 weekly demand                                500   5.600   02/01/01         500
East Peoria, Illinois Multi-family
 Housing Authority, weekly demand           1,690   5.350   06/01/08       1,690
Illinois Development Finance
 Authority Revenue, quarterly demand          700   3.950   08/01/25         700
Illinois Development Finance
 Authority Revenue, weekly demand           2,038   5.200   09/01/26       2,038
Illinois State Certificate of
 Participation (a)                          1,005   4.500   07/01/00       1,006
Kane, McHenry, Cook and De Kalb
 Counties, Illinois Unit School
 District Number 300 Tax Anticipation
 Warrants                                   2,000   4.990   09/28/00       2,004
Troy Grove, Illinois Revenue, weekly
 demand                                       750   5.310   05/01/10         750
Winnebago & Boone Counties, Illinois
 School District Number 205
 Tax Anticipation Warrants                  7,000   6.100   10/30/00       7,028
                                                                      ----------
                                                                          19,972
                                                                      ----------
INDIANA - 5.0%
Bartholomew, Indiana Construction
 School Corporation, General
 Obligation                                 1,100   4.300   07/01/00       1,100
Beech Grove, Indiana Tax Anticipation
 Warrants                                   1,400   4.500   12/29/00       1,402
Carmel Clay, Indiana Schools Tax
 Anticipation Warrants                      2,000   4.550   12/29/00       2,001
Fort Wayne, Indiana Economic
 Development Revenue, Series 83,
 weekly demand                              1,000   5.225   12/01/03       1,000
Hamilton County, Indiana County
 Optional Income Tax Revenue, Series A        205   4.250   07/10/00         205
Indiana State Educational Facilities
 Authority Revenue, weekly demand              20   5.150   10/01/19          20
Mishawaka, Indiana Waterworks Revenue
 Bond Anticipation Notes, Series A          1,800   4.250   08/11/00       1,800
South Bend, Indiana Community School
 Corporation General Obligation,
 Series A                                     815   4.500   01/01/01         815
Whitco, Indiana Community School
 Corporation Tax Anticipation Warrants      1,900   4.500   12/29/00       1,903
                                                                      ----------
                                                                          10,246
                                                                      ----------

                                                   Tax Free Money Market Fund 17

Tax Free Money Market Fund

                                                      April 30, 2000 (Unaudited)

                                       PRINCIPAL
                                        AMOUNT               DATE        VALUE
                                         (000)     RATE       OF         (000)
                                           $        %      MATURITY*       $
                                       ---------  -------  ---------  ----------
IOWA - 2.6%
Chillicothe, Iowa Pollution Control
 Revenue, Series A, weekly demand            900    5.150   05/01/23         900
Iowa Finance Authority Housing &
 Health Care Revenue, weekly demand        1,095    5.150   04/01/05       1,095
Iowa Finance Authority Revenue, daily
 demand                                      400    6.200   06/01/27         400
Iowa Higher Education Loan Authority
 Revenue, daily demand                        75    6.100   04/01/27          75
Storm Lake, Iowa Private College
 Revenue, weekly demand                    2,900    5.150   12/01/03       2,900
                                                                      ----------
                                                                           5,370
                                                                      ----------

KANSAS - 0.1%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (e)                           140    5.210   05/01/28         140
                                                                      ----------

KENTUCKY - 3.0%
Jefferson County, Kentucky Industrial
 Building Revenue, weekly demand           1,025    5.100   01/01/19       1,025
Jefferson County, Kentucky Retirement
 Home Revenue, weekly demand               2,000    5.180   10/01/19       2,000
Kentucky Area Development Districts
 Financing Lease Program Revenue,
 Series E2, weekly demand                    490    5.500   12/01/31         490
Louisville, Kentucky Industrial
 Development Revenue, weekly demand          750    5.100   09/01/01         750
McCreary, Kentucky Industrial
 Building Revenue, Series B, weekly
 demand                                    2,005    5.100   04/01/13       2,005
                                                                      ----------
                                                                           6,270
                                                                      ----------

LOUISIANA - 0.2%
Jefferson Parish, Louisiana Hospital
 Service District Number 2 Hospital
 Revenue                                     325    8.875   10/01/00         331
                                                                      ----------

MARYLAND - 3.2%
Anne Arundel County, Maryland
 Industrial Development Revenue,
 Series C, weekly demand                   2,260    5.600   02/01/01       2,260
Maryland State Economic Development
 Corporation Revenue, weekly demand        3,300    5.100   09/01/24       3,300
Maryland State Health & Higher
 Education Facilities Authority
 Revenue, weekly demand                      100    5.100   09/01/24         100
Montgomery County, Maryland
 Industrial Development Revenue,
 monthly demand                              930    3.850   04/01/14         930
                                                                      ----------
                                                                           6,590
                                                                      ----------

MASSACHUSSETTS - 0.2%
New England Educational Loan
 Marketing Corporation, Massachusetts
 Student Loan Revenue, Series G              465    5.000   08/01/00         466
                                                                      ----------
MICHIGAN - 3.9%
Lansing, Michigan Economic
 Development Corporation, semiannual
 demand                                    1,885    3.850   05/01/15       1,885
Livonia, Michigan Economic
 Development Corporation, semiannual
 demand                                      320    4.100   11/15/04         320
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)            101    3.450   01/15/09         101
Meridian, Michigan Economic
 Development, monthly demand                 455    4.300   11/15/14         455
Michigan State Housing Development
 Authority Limited Obligation
 Revenue, weekly demand                    1,000    5.225   06/01/04       1,000
Michigan State Job Development
 Authority Revenue, monthly demand         1,800    3.800   11/01/14       1,800
Northville Township, Michigan
 Economic Development Corporation,
 Limited Obligation Revenue, Series P,
 weekly demand                               500    4.625   05/01/14         500


18  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                      April 30, 2000 (Unaudited)

                                        PRINCIPAL
                                         AMOUNT              DATE       VALUE
                                          (000)    RATE       OF        (000)
                                            $       %      MATURITY*      $
                                        --------- -------  ---------  ----------
Oakland County, Michigan Economic
 Development Corporation, Limited
 Obligation Revenue, semiannual
 demand                                       855   3.800   08/01/15         855
River Rouge, Michigan School District
 Student Aid Notes                          1,000   5.500   08/24/00       1,002
                                                                      ----------
                                                                           7,918
                                                                      ----------

MINNESOTA - 6.5%
Burnsville, Minnesota Industrial
 Development Revenue, Series C,
 weekly demand                                350   5.600   02/01/01         350
Capital Realty Investment Tax-Exempt
 Fund, Series 96-1, weekly demand           8,535   5.330   12/01/04       8,535
Mendota Heights, Minnesota Commercial
 Development, weekly demand                 1,515   5.100   12/01/15       1,515
Minnesota State Revenue, Series A (a)         980   5.000   06/30/00         982
St. Paul, Minnesota Port Authority
 Industrial Development Revenue,
 Series 1, weekly demand                    2,000   5.190   06/01/19       2,000
                                                                      ----------
                                                                          13,382
                                                                      ----------

MISSISSIPPI - 0.2%
DeSoto County, Mississippi Industrial
 Development Revenue, weekly demand           400   5.310   12/01/08         400
                                                                      ----------

MISSOURI - 9.1%
Clayton, Missouri Industrial
 Development Authority Revenue,
 weekly demand                              1,000   5.300   01/01/09       1,000
Jackson County, Missouri Industrial
 Development Authority Recreational
 Facilities Revenue, Series A, daily
 demand                                       800   6.150   11/01/16         800
Kansas City, Missouri Industrial
 Development Authority Multi-family
 Housing Revenue, weekly demand             3,900   5.400   10/01/15       3,900
Missouri State Health & Educational
 Facilities Authority Revenue, daily
 demand                                     4,900   6.150   11/01/29       4,900
Missouri State Health & Educational
 Facilities Authority Revenue, daily
 demand                                       900   6.150   12/01/24         900
Missouri State Health & Educational
 Facilities Authority Revenue, Series A,
 daily demand                               1,000   6.050   10/01/09       1,000
Missouri State Health & Educational
 Facilities Authority Revenue, Series A,
 weekly demand                              1,000   5.100   08/01/29       1,000
Missouri State Health & Educational
 Facilities Authority School District
 Advanced Funding Program Revenue,
 Series D                                   2,000   4.250   09/19/00       2,004
St. Charles County, Missouri
 Industrial Development Authority
 Revenue, weekly demand                     2,300   5.130   12/01/27       2,300

St Louis, Missouri Industrial
 Development Authority Revenue,
 Series C,  weekly demand                     965   5.600   02/01/01         965
                                                                      ----------
                                                                          18,769
                                                                      ----------

NEVADA - 0.8%
Clark County, Nevada Economic
 Development Revenue, weekly demand         1,545   5.050   08/01/19       1,545
Washoe County, Nevada General
 Obligation (a)                               100   8.250   06/01/00         100
                                                                      ----------
                                                                           1,645
                                                                      ----------

NEW JERSEY - 0.6%
North Hudson, New Jersey Sewer
 Authority Project Notes                    1,200   5.000   03/30/01       1,200
                                                                      ----------


                                                   Tax Free Money Market Fund 19

Tax Free Money Market Fund

                                                      April 30, 2000 (Unaudited)

                                        PRINCIPAL
                                         AMOUNT              DATE        VALUE
                                          (000)    RATE       OF         (000)
                                            $       %      MATURITY*       $
                                        --------- -------  ---------  ----------
NEW YORK - 1.0%
Jamestown, New York Community College
 Regional Board of Trustees Revenue
 Anticipation Notes                         2,000   4.375   09/08/00       2,003
Rensselaer County, New York
 Industrial Development Agency Senior
 Housing Revenue, Series A, daily
 demand                                       100   6.100   07/01/29         100
                                                                      ----------
                                                                           2,103
                                                                      ----------
NORTH CAROLINA - 0.1%
Beaufort County, North Carolina
 Industrial Facility & Pollution
 Control Revenue, Series 85, weekly
 demand                                       300   5.200   12/01/00         300
                                                                      ----------

OHIO - 6.2%
Bellevue, Ohio Hospital Facilities
 Revenue, semiannual demand                   320   4.300   03/01/17         320
Buckeye, Ohio Tax-Exempt Mortgage
 Bond Trust, semiannual demand                205   4.520   02/01/05         205
Clermont County, Ohio Economic
 Development Revenue, semiannual
 demand                                       400   4.000   12/01/09         400
Clermont County, Ohio Economic
 Development Revenue, semiannual
 demand                                       540   4.000   05/01/12         540
Clinton County, Ohio Hospital
 Revenue, weekly demand                     1,000   5.100   06/01/28       1,000
Columbus, Ohio Electric System
 Revenue, monthly demand                    1,300   3.600   09/01/09       1,300
East Muskingum, Ohio Water Revenue
 Anticipation Notes                         1,000   4.320   06/22/00       1,000
Franklin County, Ohio Industrial
 Development Revenue, semiannual
 demand                                       130   3.850   11/01/15         130
Mahoning County, Ohio Industrial
 Development Revenue, Series B,
 weekly demand                                  5   5.250   10/01/00           5
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)             473   3.450   01/15/09         473
North Olmsted, Ohio Bond Anticipation
 Notes, Series 2                            1,900   4.200   09/21/00       1,902
Ohio State Higher Educational
 Facilities Community College
 Revenue, weekly demand                     2,865   5.150   09/01/20       2,865
Scioto County, Ohio Health Care
 Facilities Revenue, semiannual demand        645   4.000   12/01/15         645
Stark County, Ohio Health Care
 Facilities, semiannual demand              1,550   4.250   09/15/16       1,550
Trumbull County, Ohio Industrial
 Development Revenue, Series A,
 weekly demand                                360   5.250   04/01/04         360
                                                                      ----------
                                                                          12,695
                                                                      ----------

OKLAHOMA - 1.5%
Muskogee, Oklahoma Industrial Trust
 Revenue, weekly demand                     1,890   5.250   12/01/15       1,890
Tulsa County, Oklahoma Industrial
 Authority Health Care Revenue,
 semiannual demand                          1,250   4.100   12/15/08       1,250
                                                                      ----------
                                                                           3,140
                                                                      ----------

OREGON - 2.0%
Clackamas County, Oregon Hospital
 Facilities Authority Revenue, Series  C,
 weekly demand                              2,000   5.250   05/15/29       2,000
Hillsboro, Oregon Revenue, weekly demand    1,750   5.900   08/01/11       1,750
Medford, Oregon Hospital Facilities
 Authority Revenue, weekly demand             400   5.250   05/15/27         400
                                                                      ----------
                                                                           4,150
                                                                      ----------

PENNSYLVANIA - 5.1%
Berks County, Pennsylvania Industrial
 Development Authority, weekly demand       2,450   5.225   12/01/04       2,450
Moon, Pennsylvania Industrial
 Development Authority Revenue,
 weekly demand                              1,000   5.100   11/01/12       1,000
McDonald Tax-Exempt Mortgage Bond
 Trust, thirteen month demand (d)             101   3.450   01/15/09         101
Pennsylvania State Higher Educational
 Facilities Authority Revenue, Series E3,
 weekly demand                              1,500   5.150   11/01/14       1,500


20  Tax Free Money Market Fund

Tax Free Money Market Fund

                                                      April 30, 2000 (Unaudited)

                                        PRINCIPAL
                                         AMOUNT              DATE        VALUE
                                          (000)    RATE       OF         (000)
                                            $       %      MATURITY*       $
                                        --------- -------  ---------  ----------
Philadelphia, Pennsylvania Hospitals
 & Higher Educational Facilities
 Authority Revenue, Series A-3,
 weekly demand                              1,500   5.250   03/01/19       1,500
Philadelphia, Pennsylvania Hospitals
 & Higher Educational Facilities
 Authority Revenue, Series B, weekly
 demand                                     2,000   5.250   06/01/14       2,000
South Fork, Pennsylvania Municipal
 Hospital Authority Revenue, Series B,
 weekly demand                              2,000   5.100   07/01/23       2,000
                                                                      ----------
                                                                          10,551
                                                                      ----------

TENNESSEE - 3.8%
Franklin County, Tennessee Health &
 Educational Facilities Revenue,
 monthly demand                             1,590   4.100   09/01/10       1,590
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (e)                          1,054   5.210   05/01/28       1,054
Knox County, Tennessee Industrial
 Development Revenue, monthly demand        4,200   4.950   12/01/14       4,200
Tusculum, Tennessee Health
 Educational & Housing Facilities
 Revenue, weekly demand                     1,000   5.100   07/01/15       1,000
                                                                      ----------
                                                                           7,844
                                                                      ----------

TEXAS - 4.3%
Austin County, Texas Industrial
 Development Corporation Revenue,
 weekly demand                              1,980   5.100   11/01/02       1,980
Austin, Texas Utility Systems Revenue
 (pre-refunded 05/15/00)(b)                   350  10.750   05/15/15         360
Brazos Harbor, Texas Industrial
 Development Corporation Revenue,
 monthly demand                             1,600   4.100   12/01/13       1,600
Tarrant County, Texas Housing Finance
 Corporation Revenue, weekly demand         1,800   5.050   12/01/07       1,800
Texas Association of School Boards,
 Tax Anticipation Notes, Series A           3,062   4.500   08/31/00       3,063
                                                                      ----------
                                                                           8,803
                                                                      ----------

UTAH - 0.4%
Utah State Building Ownership
 Authority Lease Revenue, Series B (a)        660   5.000   05/15/00         660
West Valley City, Utah Industrial
 Development Revenue, daily demand            100   5.850   12/01/11         100
                                                                      ----------
                                                                             760
                                                                      ----------

VIRGINIA - 1.1%
Greystone Tax-Exempt Certificate
 Trust Revenue, Series 1998-1,
 weekly demand (e)                            496   5.210   05/01/28         496
Henrico County, Virginia Industrial
 Development Authority Revenue,
 Series C (pre-refunded 08/01/00)(b)          645   7.500   09/01/07         670
Norfolk, Virginia Industrial
 Development Authority Industrial
 Development Revenue, weekly demand         1,075   5.225   03/01/16       1,075
                                                                      ----------
                                                                           2,241
                                                                      ----------

WASHINGTON - 3.2%
Seattle, Washington Municipality
 Metropolitan Seattle Sewer Revenue,
 Series U (pre-refunded
 01/01/01)(a)(b)                            2,600   6.600   01/01/32       2,715
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, daily demand                        100   6.050   07/01/11         100
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, daily demand                        600   6.500   01/01/27         600


                                                   Tax Free Money Market Fund 21

Tax Free Money Market Fund

                                                      April 30, 2000 (Unaudited)

                                        PRINCIPAL
                                         AMOUNT              DATE        VALUE
                                          (000)    RATE       OF         (000)
                                            $       %      MATURITY*       $
                                        --------- -------  ---------  ----------
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, weekly demand                       685   5.100   07/01/11         685
Washington State Housing Finance
 Commission Nonprofit Housing
 Revenue, weekly demand                     1,200   5.100   08/01/24       1,200
Washington State Public Power Supply
 System Nuclear Project Number 1
 Revenue, Series A (pre-refunded
 07/01/00)(b)                               1,300   7.000   07/01/11       1,346
                                                                      ----------
                                                                           6,646
                                                                      ----------

WEST VIRGINIA - 0.5%
Marshall County, West Virginia
 Pollution Control Revenue, weekly
 demand                                     1,000   5.150   03/01/26       1,000
                                                                      ----------

WISCONSIN - 7.7%
Altoona, Wisconsin School District
 Tax & Revenue Anticipation Notes           1,000   4.125   10/27/00       1,000
Jefferson, Wisconsin School District
 Tax & Revenue Anticipation
 Promisory Notes                            1,100   4.020   09/08/00       1,100
Lac du Flambeau, Wisconsin School
 District Number 1, Tax & Revenue
 Anticipation Promisory Notes                 700   4.170   07/28/00         700
Marinette County, Wisconsin Bond
 Anticipation Notes                         1,800   4.750   07/05/00       1,800
Slinger, Wisconsin School District
 Tax & Revenue Anticipation Promisory
 Notes                                      1,400   4.040   09/27/00       1,400
Sturgeon Bay, Wisconsin School
 District Tax & Revenue Anticipation
 Promisory Notes                            1,100   4.230   10/27/00       1,100
Weyauwega-Freemont, Wisconsin School
 District, Tax & Revenue
 Anticipation Notes                         1,800   4.170   08/25/00       1,801
Wisconsin State Health & Educational
 Facilities Authority Revenue, Series A,
 weekly demand                              5,000   5.150   10/01/29       5,000
Wisconsin State Health & Educational
 Facilities Authority Revenue, Series B
 (pre-refunded 06/01/00)(a)(b)              1,800   7.000   06/01/20       1,860
                                                                      ----------
                                                                          15,761
                                                                      ----------

WYOMING - 0.4%
Sweetwater County, Wyoming School
 District Number 2, General
 Obligation                                   450   4.000   06/01/00         450
Wyoming Community Development
 Authority, Series A                          450   6.700   06/01/00         451
                                                                      ----------
                                                                             901
                                                                      ----------

TOTAL INVESTMENTS - 99.9% (amortized
cost $205,689)(c)                                                        205,689

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                     268
                                                                      ----------

NET ASSETS - 100.0%                                                      205,957
                                                                      ==========


* The identified interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate is for descriptive purposes; effective yield may vary.
(c)  The cost for federal income tax purposes is the same as shown above.
(d)  Multi-State bond issue including Michigan, Ohio, and Pennsylvania.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.


See accompanying notes which are an integral part of the financial statements.


22  Tax Free Money Market Fund

Tax Free Money Market Fund
Statement of Net Assets, continued

                                                      April 30, 2000 (Unaudited)


QUALITY RATINGS AS A % OF MARKET VALUE++

VMIG1 or SP-1                                      55%
P1                                                 45
                                               -------
                                                  100%
                                               =======

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Education Revenue                                  29%
Industrial Revenue Bonds                           20
Housing Revenue                                    18
General Obligation                                 16
Healthcare Revenue                                 11
Pollution Control Revenue                           4
Utility Revenue                                     2
                                               -------
                                                  100%
                                               =======


++ VMIG1: The highest short-term municipal note credit rating given by Moody's
          Investors Services to notes with a demand feature which are of the "best quality."
   SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
   P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."


  See accompanying notes which are an integral part of the financial statements.


                                                   Tax Free Money Market Fund 23

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at amortized cost which approximates market .............   $205,689
Cash ................................................................        271
Receivables:
 Interest ...........................................................      1,778
 Investments sold ...................................................        110
Prepaid expenses ....................................................          2
                                                                        --------

   Total assets .....................................................    207,850

LIABILITIES
Payables:
 Dividends ................................................. $     79
 Investments purchased .....................................    1,800
 Accrued fees to affiliates ................................       12
 Other accrued expenses ....................................        2
                                                             --------

   Total liabilities ................................................      1,893
                                                                        --------

NET ASSETS ..........................................................   $205,957
                                                                        ========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)  ...............................   $      3
Shares of beneficial interest .......................................      2,060
Additional paid-in capital ..........................................    203,894
                                                                        --------

NET ASSETS ..........................................................   $205,957
                                                                        ========


NET ASSET VALUE, offering and redemption price per share:
 ($205,956,695 divided by 205,953,709 shares of $.01 par value
   shares of beneficial interest outstanding)........................   $   1.00
                                                                        ========


See accompanying notes which are an integral part of the financial statements.


24  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                                   FOUR MONTHS ENDED
                                                     APRIL 30, 2000      YEAR ENDED
                                                       (UNAUDITED)    DECEMBER 31, 1999
                                                   ----------------   -----------------
INVESTMENT INCOME
 Interest ......................................   $          3,041   $           6,855
                                                   ----------------   -----------------

EXPENSES
 Advisory fees .................................                153                 393
 Administrative fees ...........................                 38                  98
 Custodian fees ................................                 32                  18
 Transfer agent fees ...........................                 43                  26
 Professional fees .............................                  6                  15
 Registration fees .............................                 15                  47
 Trustees' fees ................................                  4                   5
 Miscellaneous .................................                 14                  14
                                                   ----------------   -----------------

 Expenses before reductions ....................                305                 616
 Expense reductions ............................                (76)               (197)
                                                   ----------------   -----------------

   Expenses, net ...............................                229                 419
                                                   ----------------   -----------------

Net investment income ..........................              2,812               6,436
                                                   ----------------   -----------------

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments ........                 (4)                 12
                                                   ----------------   -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....   $          2,808   $           6,448
                                                   ================   =================

  See accompanying notes which are an integral part of the financial statements.


                                                  Tax Free Money Market Fund  25

TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                    FOUR MONTHS ENDED    YEAR ENDED     YEAR ENDED
                                                      APRIL 30, 2000    DECEMBER 31,   DECEMBER 31,
                                                       (UNAUDITED)          1999          1998
                                                    -----------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...........................   $          2,812   $      6,436   $      5,654
 Net realized gain (loss)  .......................                 (4)            12             (5)
                                                     ----------------   ------------   ------------

   Net increase in net assets from operations ....              2,808          6,448          5,649
                                                     ----------------   ------------   ------------

DISTRIBUTIONS
 From net investment income ......................             (2,812)        (6,436)        (5,654)
                                                     ----------------   ------------   ------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from
   share transactions ............................            (40,734)        52,020         63,943
                                                     ----------------   ------------   ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......            (40,738)        52,032         63,938

NET ASSETS
 Beginning of period .............................            246,695        194,663        130,725
                                                     ----------------   ------------   ------------

 End of period ...................................   $        205,957   $    246,695   $    194,663
                                                     ================   ============   ============

See accompanying notes which are an integral part of the financial statements.


26  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                      2000*       1999        1998        1997        1996        1995
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                    ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
 Net investment income...........................       .0122       .0326       .0331       .0355       .0329       .0370
                                                    ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
 From net investment income......................      (.0122)     (.0326)     (.0331)     (.0355)     (.0329)     (.0370)
                                                    ---------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD...................   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                    =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(a)(c)...........................        1.23        3.31        3.36        3.61        3.35        3.76

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)........     205,957     246,695     194,663     130,725     102,207      78,000

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net (d)...................         .30         .21         .34         .28         .42         .48
   Operating expenses, gross (d).................         .40         .31         .44         .38         .42         .48
   Net investment income.........................        3.69        3.28        3.29        3.55        3.28        3.69


*    For the four months ended April 30, 2000 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the periods less than one year are annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees. See Note 3.
(d)  See Note 3 for current period amounts.



                                                  Tax Free Money Market Fund  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (Unaudited)

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     The Fund's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to October 31. As a result, this financial report reflects the four-month period commencing on January 1, 2000 through April 30, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/ premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     INVESTMENT INCOME: Interest income is recorded on the accrual basis.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Funds listed below incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising on January 1, 2000.

                                                    DEFERRED NET
                                                  REALIZED CAPITAL
                                                       LOSSES
                                                  ----------------
     Money Market                                 $         11,686
     US Government Money Market                              4,442


     At December 31, 1999, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                      12/31/02     12/31/03      12/31/04      12/31/05      12/31/06      12/31/07       TOTALS
                                     ----------   ----------    ----------    ----------    ----------    ----------    ----------
     Money Market                    $      --    $  (41,009)   $     (814)   $       --    $   (3,245)   $  (12,600)   $  (57,668)
     US Government Money Market         (1,309)       (4,913)       (3,331)       (1,570)         (762)       (1,783)      (13,668)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

28  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

3.   RELATED PARTIES
     ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market Fund. As of April 30, 2000, $948,614,000 represents the investments of other affiliated Funds not presented herein.

     The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $1,390,009 and $347,502, respectively, for the period ended April 30, 2000. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund or the Tax Free Money Market Fund thereby eliminating any duplication of fees.

                                           ANNUAL RATE
                                  -------------------------------
                                   ADVISOR         ADMINISTRATOR
                                  ----------     ----------------
     Money Market                   0.20%              0.05%
     US Government Money Market     0.20               0.05
     Tax Free Money Market          0.20               0.05

     The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the period ended April 30, 2000 was $859,344.

     The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, its combined advisory and administrative fees, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the period ended April 30, 2000 was $81,201.

     The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the period ended April 30, 2000 was $76,421.

     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the period ended April 30, 2000 were $215,971.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds listed for the period ended April 30, 2000 were $13,484 and were allocated to each Fund, where appropriate, on a pro rata basis, including 25 other affiliated Funds not presented herein.







                                               Notes to Financial Statements  29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

4.   FUND SHARE TRANSACTIONS

     Share transactions for the period ended April 30, 2000, year ended December 31, 1999 and year ended December 31, 1998 were as follows:

                                            ON A CONSTANT DOLLAR BASIS (000)
                                       ----------------------------------------
                                          2000           1999          1998
     MONEY MARKET                      -----------   -----------   ------------
       Proceeds from shares sold         6,824,003    21,077,851     12,024,641
       Proceeds from reinvestment
         of distributions                   11,584        50,168         17,841
       Payments for shares redeemed     (7,234,498)  (20,706,310)   (11,363,736)
                                       -----------   -----------   ------------
       Total net increase (decrease)      (398,911)      421,709        678,746
                                       ===========   ===========   ============
     US GOVERNMENT MONEY MARKET
       Proceeds from shares sold           116,082       539,954        431,194
       Proceeds from reinvestment
         of distributions                    2,266         7,536          6,807
       Payments for shares redeemed       (198,015)     (523,559)      (459,189)
                                       -----------   -----------   ------------
       Total net increase (decrease)       (79,667)       23,931        (21,188)
                                       ===========   ===========   ============
     TAX FREE MONEY MARKET
       Proceeds from shares sold           151,549       486,976        367,890
       Proceeds from reinvestment
         of distributions                    1,739         4,433          3,258
       Payments for shares redeemed       (194,022)     (439,389)      (307,205)
                                       -----------   -----------   ------------
       Total net increase (decrease)       (40,734)       52,020         63,943
                                       ===========   ===========   ============

5.   LINE OF CREDIT
     The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the period ended April 30, 2000.

6.   BENEFICIAL INTEREST
     As of April 30, 2000, the following Fund has one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund: Tax Free Money Market 26.5%.





30  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 Fourth Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402


MONEY MANAGERS
MONEY MARKET FUND
 Frank Russell Investment Management Co., Tacoma, WA

U.S. GOVERNMENT MONEY MARKET FUND
 Frank Russell Investment Management Co., Tacoma, WA
 Standish, Ayer & Wood, Inc., Boston, MA

TAX FREE MONEY MARKET FUND
 Weiss, Peck & Greer, LLC, New York, NY




This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  31

[LOGO OF FRANK RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax:  253-591-3495

www.russell.com
xxxxxxxxxxxxxxxxxxxxxxx
x LIFEPOINTS/R/ FUNDS x
xxxxxxxxxxxxxxxxxxxxxxx
                                                FRANK RUSSELL INVESTMENT COMPANY


2000 Semiannual Report


CLASS C, D, E, AND S SHARES


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND



APRIL 30, 2000



                                                         [LOGO OF FRANK RUSSELL]

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.

FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                              Lifepoints(R) Funds

                                Semiannual Report

                           April 30, 2000 (Unaudited)

                                Table of Contents
                                                                            Page

Equity Aggressive Strategy Fund .........................................     2
Aggressive Strategy Fund ................................................     9
Balanced Strategy Fund ..................................................    16
Moderate Strategy Fund ..................................................    23
Conservative Strategy Fund ..............................................    30
Notes to Financial Statements ...........................................    37
Manager, Money Managers and Service Providers ...........................    47







FRANK RUSSELL INVESTMENT COMPANY - LIFEPOINTS(R) FUNDS
Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                                       MARKET
                                                         NUMBER         VALUE
                                                           OF           (000)
                                                         SHARES           $
                                                        --------       --------
INVESTMENTS
Portfolios of the Frank Russell Investment
 Company Series Mutual
 Fund - Class S Shares

DOMESTIC EQUITIES - 74.3%
Diversified Equity Fund                                 1,428,114        72,805
Quantitative Equity Fund                                1,635,931        72,897
Real Estate Securities Fund                               500,042        12,141
Special Growth Fund                                       501,800        25,597
                                                                      ---------
                                                                        183,440
                                                                      ---------

INTERNATIONAL EQUITIES - 24.4%
Emerging Markets Fund                                   1,062,736        12,190
International Securities Fund                             695,172        47,897
                                                                      ---------
                                                                         60,087
                                                                      ---------

SHORT-TERM INVESTMENTS - 1.2%
Money Market Fund
 due on demand (a)                                      3,053,000         3,053
                                                                      ---------
TOTAL INVESTMENTS - 99.9%
(identified cost $227,968)                                              246,580
                                                                      ---------

OTHER ASSETS AND LIABILITIES
Other assets                                                                743
Liabilities                                                                (555)
                                                                      ---------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                  188
                                                                      ---------

NET ASSETS - 100.0%                                                     246,768
                                                                      =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
 net investment income                                                   (2,855)
Accumulated net realized gain (loss)                                      2,925
Unrealized appreciation (depreciation)
 on investments                                                          18,612
Shares of beneficial interest                                               235
Additional paid-in capital                                              227,851
                                                                      ---------


NET ASSETS                                                              246,768
                                                                      =========

NET ASSET VALUE, offering and redemption price
 per share:
 Class C ($27,639,822 divided by 2,633,230
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.50
                                                                     ==========
 Class D ($10,423,514 divided by 987,472
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.56
                                                                     ==========
 Class E ($197,271,020 divided by 18,765,703
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.51
                                                                     ==========
 Class S ($11,433,307 divided by 1,082,995
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.56
                                                                     ==========

(a)  At amortized cost, which approximates market.

See accompanying notes which are an integral part of the financial statements.


2  Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                       FOUR MONTHS ENDED
                                                         APRIL 30, 2000       YEAR ENDED
                                                          (UNAUDITED)      DECEMBER 31, 1999
                                                       -----------------   -----------------

INVESTMENT INCOME
 Income distributions from Underlying Funds ........       $    422             $  2,013
                                                           --------             --------

EXPENSES
 Advisory fees .....................................            140                  323
 Administrative fees ...............................             35                   81
 Distribution fees - Class C .......................             56                   29
 Distribution fees - Class D .......................              3                   11
 Shareholder servicing fees - Class C ..............             19                   10
 Shareholder servicing fees - Class D ..............              3                   10
 Shareholder servicing fees - Class E ..............            153                  383
                                                           --------             --------

 Expenses before reductions ........................            409                  847
 Expense reductions ................................           (175)                (404)
                                                           --------             --------

   Expenses, net ...................................            234                  443
                                                           --------             --------

Net investment income ..............................            188                1,570
                                                           --------             --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ......................................           (757)                (351)
  Capital gain distributions from Underlying Funds .          4,711               16,392
                                                           --------             --------
                                                              3,954               16,041
                                                           --------             --------

Net change in unrealized appreciation ..............         (5,410)              18,491
(depreciation) on investments ......................           --

Net realized and unrealized gain (loss) ............         (1,456)              35,532
                                                           --------             --------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS .........................................        $ (1,268)            $ 36,102
                                                            ========             ========

  See accompanying notes which are an integral part of the financial statements.


                                              Equity Aggressive Strategy Fund  3

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                       FOUR MONTHS ENDED
                                                                         APRIL 30, 2000       YEAR ENDED              YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 1999      DECEMBER 31, 1998
                                                                       -----------------   -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .................................................   $     188             $   1,570             $     161
 Net realized gain (loss) ..............................................       3,954                16,041                 2,539
 Net change in unrealized appreciation (depreciation) ..................      (5,410)               18,491                 5,749
                                                                           ---------             ---------             ---------

   Net increase (decrease) in net assets from operations ...............      (1,268)               36,102                 8,449
                                                                           ---------             ---------             ---------

DISTRIBUTIONS
 From net investment income
   Class C .............................................................        (278)                 (291)                 --
   Class D .............................................................         (52)                  (93)                  (14)
   Class E .............................................................      (2,680)               (5,762)               (1,028)
   Class S .............................................................         (40)                 --                    --
 From net realized gain
   Class C .............................................................      (1,227)                  (38)                 --
   Class D .............................................................        (206)                  (76)                  (24)
   Class E .............................................................      (9,906)               (2,126)                 (430)
   Class S .............................................................         (71)                 --                    --
                                                                           ---------             ---------             ---------

     Net decrease in net assets from distributions .....................     (14,460)               (8,386)               (1,496)
                                                                           ---------             ---------             ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .........      40,839                97,559                86,444
                                                                           ---------             ---------             ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................      25,111               125,275                93,397

NET ASSETS
 Beginning of period ...................................................     221,657                96,382                 2,985
                                                                           ---------             ---------             ---------
 End of period (including accumulated distributions in excess of net investment income of $2,855 at April 30, 2000 and $1 at December 31, 1998, and undistributed net investment income
  of $7 at December 31, 1999) ..........................................   $ 246,768             $ 221,657             $  96,382
                                                                           =========             =========             =========

See accompanying notes which are an integral part of the financial statements.


4  Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                                 2000*          1999**
                                                               ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................          $11.38         $9.80
                                                               ----------    ----------

INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b)*** ..................              --           .06
 Net realized and unrealized gain (loss) ................            (.11)         1.98
                                                               ----------    ----------

   Total income from operations .........................            (.11)         2.04
                                                               ----------    ----------

DISTRIBUTIONS
 From net investment income .............................            (.14)         (.30)
 From net realized gain .................................            (.61)         (.16)
                                                               ----------    ----------

   Total distributions ..................................            (.75)         (.46)
                                                               ----------    ----------

NET ASSET VALUE, END OF PERIOD ..........................          $10.50        $11.38
                                                               ==========    ==========

TOTAL RETURN (%)(c) .....................................            (.92)        21.26

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ...............          27,640        15,860

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ..........................            1.00          1.00
   Operating expenses, gross (e) ........................            1.25          1.25
   Net investment income (loss)(c) ......................
                                                                     (.12)          .59

 Portfolio turnover rate (%) ............................           42.42         76.20


*    For the four months ended April 30, 2000 (Unaudited).
**   For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
***  Less than .01 cents per share.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

                                              Equity Aggressive Strategy Fund  5

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              YEARS ENDED DECEMBER 31,
                                                       -----------------------------------
                                                        2000*         1999         1998**
                                                       ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...........          $11.43        $9.81        $9.92
                                                       ---------    ---------    ---------

INCOME FROM OPERATIONS
 Net investment income (a)(b)*** ...............              --          .06          .01
 Net realized and unrealized gain (loss) .......            (.11)        2.01          .10
                                                       ---------    ---------    ---------

   Total income from operations ................            (.11)        2.07          .11
                                                       ---------    ---------    ---------

DISTRIBUTIONS
 From net investment income ....................            (.15)        (.29)        (.17)
 From net realized gain ........................            (.61)        (.16)        (.05)
                                                       ---------    ---------    ---------

   Total distributions .........................            (.76)        (.45)        (.22)
                                                       ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD .................          $10.56       $11.43        $9.81
                                                       =========    =========    =========

TOTAL RETURN (%)(c) ............................            (.76)       21.58         1.17

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ......          10,424        3,732        4,923

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .................             .50          .50          .50
   Operating expenses, gross (e) ...............             .75          .75          .89
   Net investment income (c) ...................             .02          .64          .01

 Portfolio turnover rate (%) ...................           42.42        76.20        73.95


*    For the four months ended April 30, 2000 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
***  Less than .01 cents share.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

 6  Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------
                                                               2000*          1999           1998         1997**
                                                            ---------       ---------      ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......................   $11.39           $9.80          $8.83        $10.00
                                                            ---------       ---------      ---------     ---------
INCOME FROM OPERATIONS
 Net investment income (a)(b) ..............................      .01             .10            .03           .09
 Net realized and unrealized gain (loss) ...................     (.11)           2.00           1.18          (.33)
                                                            ---------       ---------      ---------     ---------
   Total income from operations ............................     (.10)           2.10           1.21          (.24)
                                                            ---------       ---------      ---------     ---------

DISTRIBUTIONS
 From net investment income ................................     (.17)           (.35)          (.19)         (.33)
 From net realized gain ....................................     (.61)           (.16)          (.05)         (.60)
                                                            ---------       ---------      ---------     ---------

   Total distributions .....................................     (.78)           (.51)          (.24)         (.93)
                                                            ---------       ---------      ---------     ---------

NET ASSET VALUE, END OF PERIOD .............................   $10.51          $11.39          $9.80         $8.83
                                                            =========       =========      =========     =========

TOTAL RETURN (%)(c) ........................................     (.71)          21.96          13.75         (2.42)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ..................  197,271         202,066         91,459         2,985

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .............................      .25             .25            .25           .25
   Operating expenses, gross (e)(f) ........................      .50             .50            .62            --
   Net investment income (c) ...............................      .11             .99            .28           .45

 Portfolio turnover rate (%) ...............................    42.42           76.20          73.95         48.30


*    For the four months ended April 30, 2000 (Unaudited).
** For the period September 30, 1997 (commencement of operations) to December 31, 1997.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.
(f) The ratio for the period ended December 31, 1997 is not meaningful due to the class's short period of operation.

                                              Equity Aggressive Strategy Fund  7

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2000*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD .............................       $10.91
                                                                     ----------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ....................................          .02
 Net realized and unrealized gain ................................          .39
                                                                     ----------

   Total income from operations ..................................          .41
                                                                     ----------


DISTRIBUTIONS
 From net investment income ......................................         (.15)
 From net realized gain ..........................................         (.61)
                                                                     ----------

   Total distributions ...........................................         (.76)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD ...................................       $10.56
                                                                     ==========

TOTAL RETURN (%)(c) ..............................................         2.92

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ........................       11,433

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ...................................          .00
   Operating expenses, gross (e) .................................          .20
   Net investment income (c) .....................................          .24

 Portfolio turnover rate (%) .....................................        42.42


* For the period ended January 31, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4 for current period amounts.

8  Equity Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                        NUMBER           MARKET
                                                          OF             VALUE
                                                        SHARES             $
                                                        --------        --------
INVESTMENTS
Portfolios of the Frank Russell Investment
 Company Series Mutual
 Fund - Class S Shares

DOMESTIC EQUITIES - 57.9%
Diversified Equity Fund                                1,037,951         52,915
Quantitative Equity Fund                               1,183,465         52,735
Real Estate Securities Fund                              516,712         12,546
Special Growth Fund                                      570,383         29,095
                                                                     ----------
                                                                        147,291
                                                                     ----------

INTERNATIONAL EQUITIES - 23.4%
Emerging Markets Fund                                  1,098,424         12,599
International Securities Fund                            682,775         47,043
                                                                     ----------
                                                                         59,642
                                                                     ----------

BONDS - 17.4%
Multistrategy Bond Fund                               4,669,943         44,178
                                                                     ----------

SHORT-TERM INVESTMENTS - 1.2%
Money Market Fund
 due on demand (a)                                     2,959,000          2,959
                                                                     ----------

TOTAL INVESTMENTS - 99.9%
(identified cost $246,439)                                              254,070
                                                                     ----------

OTHER ASSETS AND LIABILITIES
Other assets                                                                958
Liabilities                                                                (578)
                                                                     ----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                  380
                                                                     ----------


NET ASSETS - 100.0%                                                     254,450
                                                                     ==========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
 net investment income                                                   (2,809)
Accumulated net realized gain (loss)                                      3,116
Unrealized appreciation (depreciation)
 on investments                                                           7,631
Shares of beneficial interest                                               241
Additional paid-in capital                                              246,271
                                                                     ----------


NET ASSETS                                                              254,450
                                                                     ==========

NET ASSET VALUE, offering and redemption price
 per share:
 Class C ($47,416,520 divided by 4,501,546
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.53
                                                                     ==========
 Class D ($11,867,480 divided by 1,120,594
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.59
                                                                     ==========
 Class E ($188,457,757 divided by 17,850,820
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.56
                                                                     ==========
 Class S ($6,708,209 divided by 633,991
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.58
                                                                     ==========
(a) At amortized cost, which approximates market.

                                                      Aggressive Strategy Fund 9

AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                        FOUR MONTHS ENDED
                                                         APRIL 30, 2000        YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                       ------------------- -----------------
INVESTMENT INCOME
 Income distributions from Underlying Funds ........        $  1,046           $  2,523
                                                            --------           --------

EXPENSES
 Advisory fees .....................................             151                250
 Administrative fees ...............................              38                 63
 Distribution fees - Class C .......................             100                 51
 Distribution fees - Class D .......................               5                 10
 Shareholder servicing fees - Class C ..............              33                 17
 Shareholder servicing fees - Class D ..............               6                 10
 Shareholder servicing fees - Class E ..............             151                286
                                                            --------           --------

 Expenses before reductions ........................             484                687
 Expense reductions ................................            (189)              (313)
                                                            --------           --------

   Expenses, net ...................................             295                374
                                                            --------           --------

Net investment income ..............................             751              2,149
                                                            --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .......................................            (530)              (216)
 Capital gain distributions from Underlying Funds ..           4,388             11,244
                                                            --------           --------
                                                               3,858             11,028
                                                            --------           --------

Net change in unrealized appreciation
(depreciation) on investments ......................          (5,077)            11,618
                                                            --------           --------

Net realized and unrealized gain (loss) ............          (1,219)            22,646
                                                            --------           --------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS .........................................        $   (468)          $ 24,795
                                                            ========           ========

See accompanying notes which are an integral part of the financial statements.

10  Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          FOUR MONTHS ENDED
                                                                            APRIL 30, 2000       YEAR ENDED         YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 1999  DECEMBER 31, 1998
                                                                           ----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...............................................         $     751          $   2,150          $     721
 Net realized gain (loss) ............................................             3,858             11,028              1,160
 Net change in unrealized
 appreciation (depreciation) .........................................            (5,077)            11,617              1,403
                                                                               ---------          ---------          ---------

   Net increase (decrease) in net assets from operations .............              (468)            24,795              3,284
                                                                               ---------          ---------          ---------
DISTRIBUTIONS
 From net investment income
   Class C ...........................................................              (548)              (503)                --
   Class D ...........................................................               (92)              (143)               (54)
   Class E ...........................................................            (2,878)            (4,608)              (969)
   Class S ...........................................................               (42)                --                 --
 From net realized gain
   Class C ...........................................................            (1,401)               (22)                --
   Class D ...........................................................              (218)               (67)                (4)
   Class E ...........................................................            (6,343)            (1,243)               (73)
   Class S ...........................................................               (86)                --                 --
                                                                               ---------         ----------          ---------

     Net decrease in net assets from distributions ...................           (11,608)            (6,586)            (1,100)
                                                                               ---------         ----------          ---------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .......            63,388            119,092             58,346
                                                                               ---------         ----------          ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................            51,312            137,301             60,530

NET ASSETS
 Beginning of period .................................................           203,138             65,837              5,307
                                                                               ---------          ---------          ---------
 End of period (including accumulated distributions in excess of net investment income of $2,809 and $188, and undistributed
   net investment income of $3,828, respectively) ....................         $ 254,450          $ 203,138          $  65,837
                                                                               =========          =========          =========

  See accompanying notes which are an integral part of the financial statements.

                                                    Aggressive Strategy Fund  11

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       2000*         1999**
                                                     ---------     ---------

NET ASSET VALUE, BEGINNING OF PERIOD ............... $   11.15     $   10.11

INCOME FROM OPERATIONS
 Net investment income (a)(b) ......................       .01           .13
 Net realized and unrealized gain (loss) ...........      (.11)         1.36
                                                     ---------     ---------

   Total income from operations ....................      (.10)         1.49
                                                     ---------     ---------
DISTRIBUTIONS
 From net investment income ........................      (.14)         (.29)
 From net realized gain ............................      (.38)         (.16)
                                                     ---------     ---------

   Total distributions .............................      (.52)         (.45)
                                                     ---------     ---------

NET ASSET VALUE, END OF PERIOD ..................... $   10.53     $   11.15
                                                     =========     =========

TOTAL RETURN (%)(c) ................................      (.79)        15.21

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ..........    47,417        29,365

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .....................      1.00          1.00
   Operating expenses, gross (e) ...................      1.25          1.25
   Net investment income (c) .......................       .13          1.50

 Portfolio turnover rate (%) .......................     22.98         71.44

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 29, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

12  Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                           2000*       1999       1998**
                                                        ---------    --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $   11.20    $   9.95    $  10.09
                                                        ---------    --------    --------
INCOME FROM OPERATIONS
 Net investment income (a)(b) .......................         .03         .15         .13
 Net realized and unrealized gain (loss) ............        (.10)       1.57        (.05)
                                                        ---------    --------    --------
   Total income from operations .....................        (.07)       1.72         .08
                                                        ---------    --------    ---------
DISTRIBUTIONS
 From net investment income .........................        (.16)       (.31)       (.21)
 From net realized gain .............................        (.38)       (.16)       (.01)
                                                        ---------    --------    --------
   Total distributions ..............................        (.54)       (.47)       (.22)
                                                        ---------    --------    --------
NET ASSET VALUE, END OF PERIOD ......................   $   10.59    $  11.20    $   9.95
                                                        =========    ========    ========
TOTAL RETURN (%)(c) .................................        (.57)      17.69         .96

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .........      11,867       6,096       3,649

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ......................         .50         .50         .50
   Operating expenses, gross (e) ....................         .75         .75         .93
   Net investment income (c) ........................         .27        1.48        1.35

 Portfolio turnover rate (%) ........................       22.98       71.44       93.08

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

                                                    Aggressive Strategy Fund  13

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          YEARS ENDED DECEMBER 31,
                                                                                    -----------------------------------
                                                                          2000*       1999          1998        1997**
                                                                       ----------   ----------   ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............................      $   11.17    $    9.94    $    9.14    $   10.00
                                                                       ---------    ---------    ---------    ---------
INCOME FROM OPERATIONS
 Net investment income (a)(b) ...................................            .04          .18          .19          .10
 Net realized and unrealized gain (loss) ........................           (.10)        1.56          .87         (.11)
                                                                       ---------    ---------    ---------    ---------

   Total income from operations .................................           (.06)        1.74         1.06         (.01)
                                                                       ---------    ---------    ---------    ---------
DISTRIBUTIONS
 From net investment income .....................................           (.17)        (.35)        (.25)        (.31)
 From net realized gain .........................................           (.38)        (.16)        (.01)        (.54)
                                                                       ---------    ---------    ---------    ---------

   Total distributions ..........................................           (.55)        (.51)        (.26)        (.85)
                                                                       ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD ..................................      $   10.56    $   11.17    $    9.94    $    9.14
                                                                       =========    =========    =========    =========

TOTAL RETURN (%)(c) .............................................           (.46)       17.95        11.69         (.19)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .....................        188,458      167,677       62,188        5,307

 Ratios to average net assets (%)(d):
 Operating expenses, net (e) ....................................            .25          .25          .25          .25
 Operating expenses, gross (e)(f) ...............................            .50          .50          .66           --
 Net investment income (c) ......................................            .37         1.73         1.88          .97

 Portfolio turnover rate (%) ....................................          22.98        71.44        93.08        56.88

*    For the four months ended April 30, 2000 (Unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.
(f) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

14  Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2000*
                                                                     ---------

NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $   10.82
                                                                     ---------
INCOME FROM OPERATIONS
 Net investment income (a)(b) .....................................        .03
 Net realized and unrealized gain (loss) ..........................        .27
                                                                     ---------

   Total income from operations ...................................        .30
                                                                     ---------
DISTRIBUTIONS
 From net investment income .......................................       (.16)
 From net realized gain ...........................................       (.38)
                                                                     ---------

   Total distributions ............................................       (.54)
                                                                     ---------

NET ASSET VALUE, END OF PERIOD ....................................  $   10.58
                                                                     =========

TOTAL RETURN (%)(c) ...............................................       2.10

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .........................      6,708

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ....................................        .00
   Operating expenses, gross (e) ..................................        .20
   Net investment income (c) ......................................        .33

 Portfolio turnover rate (%) ......................................      22.98

* For the period February 1, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4 for current period amounts.

                                                    Aggressive Strategy Fund  15

BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                                        MARKET
                                                      NUMBER            VALUE
                                                        OF              (000)
                                                      SHARES              $
                                                     --------          --------
INVESTMENTS
Portfolios of the Frank Russell Investment
 Company Series Mutual
 Fund - Class S Shares

DOMESTIC EQUITIES - 42.5%
Diversified Equity Fund                              1,191,827           60,759
Quantitative Equity Fund                             1,358,972           60,556
Real Estate Securities Fund                            774,500           18,805
Special Growth Fund                                    390,994           19,945
                                                                     ----------
                                                                        160,065
                                                                     ----------

INTERNATIONAL EQUITIES - 16.8%
Emerging Markets Fund                                  988,426           11,337
International Securities Fund                          753,588           51,922
                                                                     ----------
                                                                         63,259
                                                                     ----------

BONDS - 40.2%
Diversified Bond Fund                                4,236,160           92,391
Multistrategy Bond Fund                              6,222,894           58,868
                                                                     ----------
                                                                        151,259
                                                                     ----------

SHORT-TERM INVESTMENTS - 0.4%
Money Market Fund
 due on demand (a)                                   1,581,000            1,581
                                                                     ----------

TOTAL INVESTMENTS - 99.9%
(identified cost $367,203)                                              376,164
                                                                     ----------

OTHER ASSETS AND LIABILITIES
Other assets                                                              1,251
Liabilities                                                                (708)
                                                                     ----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                  543
                                                                     ----------


NET ASSETS - 100.0%                                                     376,707
                                                                     ==========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
 net investment income                                                   (3,011)
Accumulated net realized gain (loss)                                      2,374
Unrealized appreciation (depreciation)
 on investments                                                           8,961
Shares of beneficial interest                                               367
Additional paid-in capital                                              368,016
                                                                     ----------


NET ASSETS                                                              376,707
                                                                     ==========

NET ASSET VALUE, offering and redemption price
 per share:
 Class C ($56,761,511 divided by 5,536,301
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.25
                                                                     ==========
 Class D ($8,189,071 divided by 795,437
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.30
                                                                     ==========
 Class E ($303,217,172 divided by 29,519,767
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.27
                                                                     ==========
 Class S ($8,539,586 divided by 829,772
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $    10.29
                                                                     ==========

(a) At amortized cost, which approximates market.

See accompanying notes which are an integral part of the financial statements.

16  Balanced Strategy Fund

BALANCED STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                                                             FOUR MONTHS ENDED
                                                                              APRIL 30, 2000      YEAR ENDED
                                                                                (UNAUDITED)    DECEMBER 31, 1999
                                                                             ----------------- ------------------
INVESTMENT INCOME
 Income distributions from Underlying Funds ....................................   $  2,766         $  8,286
                                                                                   --------         --------
EXPENSES
 Advisory fees .................................................................        237              520
 Administrative fees ...........................................................         59              130
 Distribution fees - Class C ...................................................        122               85
 Distribution fees - Class D ...................................................          7               10
 Shareholder servicing fees - Class C ..........................................         41               28
 Shareholder servicing fees - Class D ..........................................          7               10
 Shareholder servicing fees - Class E ..........................................        249              612
                                                                                   --------         --------
 Expenses before reductions ....................................................        722            1,395
 Expense reductions ............................................................       (296)            (650)
                                                                                   --------         --------
   Expenses, net ...............................................................        426              745
                                                                                   --------         --------
Net investment income ..........................................................      2,340            7,541
                                                                                   --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...................................................................     (1,143)            (426)
 Capital gain distributions from Underlying Funds ..............................      4,757           15,052
                                                                                   --------         --------
                                                                                      3,614           14,626
                                                                                   --------         --------
Net change in unrealized appreciation (depreciation) on investments ............     (5,217)          10,880
                                                                                   --------         --------
Net realized and unrealized gain (loss)  .......................................     (1,603)          25,506
                                                                                   --------         --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................   $    737         $ 33,047
                                                                                   ========         ========

  See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund 17

BALANCED STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         FOUR MONTHS ENDED
                                                                          APRIL 30, 2000        YEAR ENDED             YEAR ENDED
                                                                            (UNAUDITED)      DECEMBER 31, 1999     DECEMBER 31, 1998

                                                                         ------------------  -----------------     -----------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ..............................................        $   2,340            $   7,541            $   3,383
 Net realized gain (loss) ...........................................            3,614               14,626                3,765
 Net change in unrealized appreciation (depreciation) ...............           (5,217)              10,880                3,463
                                                                             ---------            ---------            ---------
   Net increase (decrease) in net assets from operations ............              737               33,047               10,611
                                                                             ---------            ---------            ---------
DISTRIBUTIONS
 From net investment income
   Class C ..........................................................             (639)                (788)                  --
   Class D ..........................................................             (102)                (230)                 (79)
   Class E ..........................................................           (4,567)             (10,742)              (4,774)
   Class S ..........................................................              (43)                  --                   --
 From net realized gain
   Class C ..........................................................           (1,484)                 (14)                  --
   Class D ..........................................................             (288)                 (55)                 (16)
   Class E ..........................................................           (9,187)              (2,339)                (493)
   Class S ..........................................................              (49)                  --                   --
                                                                             ---------            ---------            ---------
     Net decrease in net assets from distributions ..................          (16,359)             (14,168)              (5,362)
                                                                             ---------            ---------            ---------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ......           48,387              159,001              157,258
                                                                             ---------            ---------            ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................           32,765              177,880              162,507

NET ASSETS
 Beginning of period ................................................          343,942              166,062                3,555
                                                                             ---------            ---------            ---------
 End of period (including accumulated distributions in excess of net investment income of $3,011 at April 30, 2000 and
   undistributed net investment income of $6 at
   December 31, 1998) ...............................................        $ 376,707            $ 343,942            $ 166,062
                                                                             =========            =========            =========

See accompanying notes which are an integral part of the financial statements.

18  Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2000*         1999**
                                                        ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $   10.72     $   10.26
                                                        ---------     ---------
INCOME FROM OPERATIONS
 Net investment income (a)(b) ........................        .05           .25
 Net realized and unrealized gain (loss) .............       (.07)          .70
                                                        ---------     ---------

   Total income from operations ......................       (.02)          .95
                                                        ---------     ---------
DISTRIBUTIONS
 From net investment income ..........................       (.13)         (.37)
 From net realized gain ..............................       (.32)         (.12)
                                                        ---------     ---------

   Total distributions ...............................       (.45)         (.49)
                                                        ---------     ---------

NET ASSET VALUE, END OF PERIOD .......................  $   10.25     $   10.72
                                                        =========     =========

TOTAL RETURN (%)(c) ..................................       (.09)         9.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ............     56,761        39,325

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .......................       1.00          1.00
   Operating expenses, gross (e) .....................       1.25          1.25
   Net investment income (c) .........................        .46          2.96

 Portfolio turnover rate (%) .........................      16.77         64.63

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 29, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

                                                      Balanced Strategy Fund  19

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                 ------------------------
                                                                      2000*         1999         1998**
                                                                    --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................     $  10.77      $  10.13      $  10.22
                                                                    --------      --------      --------
INCOME FROM OPERATIONS
 Net investment income (a)(b) .................................          .06           .30           .24
 Net realized and unrealized gain (loss) ......................         (.06)          .84           .07
                                                                    --------      --------      --------
   Total income from operations ...............................          .00          1.14           .31
                                                                    --------      --------      --------
DISTRIBUTIONS
 From net investment income ...................................         (.15)         (.38)         (.37)
 From net realized gain .......................................         (.32)         (.12)         (.03)
                                                                    --------      --------      --------
   Total distributions ........................................         (.47)         (.50)         (.40)
                                                                    --------      --------      --------
NET ASSET VALUE, END OF PERIOD ................................     $  10.30      $  10.77      $  10.13
                                                                    ========      ========      ========
TOTAL RETURN (%)(c) ...........................................          .11         11.64          3.23

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .....................        8,189         9,075         4,953

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ................................          .50           .50           .50
   Operating expenses, gross (e) ..............................          .75           .75           .86
   Net investment income (c) ..................................          .55          3.07          2.46

 Portfolio turnover rate (%) ..................................        16.77         64.63         78.85

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

20  Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                   ---------------------------------
                                                                         2000*       1999        1998       1997**
                                                                       ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD .............................     $   10.74   $   10.12   $    9.46   $   10.00
                                                                       ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
 Net investment income (a)(b) ....................................           .07         .30         .31         .09
 Net realized and unrealized gain (loss) .........................          (.06)        .86         .78         .02
                                                                       ---------   ---------   ---------   ---------

   Total income from operations ..................................           .01        1.16        1.09         .11
                                                                       ---------   ---------   ---------   ---------

DISTRIBUTIONS
 From net investment income ......................................          (.16)       (.42)       (.40)       (.24)
 From net realized gain ..........................................          (.32)       (.12)       (.03)       (.41)
                                                                       ---------   ---------   ---------   ---------

   Total distributions ...........................................          (.48)       (.54)       (.43)       (.65)
                                                                       ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD ...................................     $   10.27   $   10.74   $   10.12   $    9.46
                                                                       =========   =========   =========   =========

TOTAL RETURN (%)(c) ..............................................           .19       11.80       11.66        1.04

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ........................       303,217     295,542     161,108       3,554

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ...................................           .25         .25         .25         .25
   Operating expenses, gross (e)(f) ..............................           .50         .50         .61          --
   Net investment income (c) .....................................           .68        2.89        3.05        1.30

 Portfolio turnover rate (%) .....................................         16.77       64.63       78.85       29.58

*    For the four months ended April 30, 2000 (Unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.
(f) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                      Balanced Strategy Fund  21

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        2000*
                                                                      ---------

NET ASSET VALUE, BEGINNING OF PERIOD ...............................  $   10.45
                                                                      ---------
INCOME FROM OPERATIONS
 Net investment income (a)(b) ......................................        .04
 Net realized and unrealized gain (loss) ...........................        .28
                                                                      ---------

   Total income from operations ....................................        .32
                                                                      ---------
DISTRIBUTIONS
 From net investment income ........................................       (.16)
 From net realized gain ............................................       (.32)
                                                                      ---------

   Total distributions .............................................       (.48)
                                                                      ---------

NET ASSET VALUE, END OF PERIOD .....................................  $   10.29
                                                                      =========

TOTAL RETURN (%)(c) ................................................       2.44

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ..........................      8,540

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .....................................        .00
   Operating expenses, gross (e) ...................................        .20
   Net investment income (c) .......................................        .57

 Portfolio turnover rate (%) .......................................      16.77

* For the period ended January 31, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4 for current period amounts.

22  Balanced Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                                     MARKET
                                                       NUMBER         VALUE
                                                         OF           (000)
                                                       SHARES           $
                                                      --------       -------
INVESTMENTS
Portfolios of the Frank Russell Investment
 Company Series Mutual
 Fund - Class S Shares

DOMESTIC EQUITIES - 29.2%
Diversified Equity Fund                               125,009           6,373
Quantitative Equity Fund                              144,160           6,424
Real Estate Securities Fund                           117,510           2,853
Special Growth Fund                                    24,153           1,232
                                                                   ----------
                                                                       16,882
                                                                   ----------

INTERNATIONAL EQUITIES - 11.0%
Emerging Markets Fund                                 102,668           1,178
International Securities Fund                          75,363           5,192
                                                                   ----------
                                                                        6,370
                                                                   ----------

BONDS - 59.2%
Diversified Bond Fund                                 704,425          15,364
Short Term Bond Fund                                1,042,796          18,791
                                                                   ----------
                                                                       34,155
                                                                   ----------

SHORT-TERM INVESTMENTS - 0.6%
Money Market Fund
 due on demand (a)                                    341,000             341

TOTAL INVESTMENTS - 100.0%
(identified cost $56,878)                                              57,748
                                                                   ==========

OTHER ASSETS AND LIABILITIES
Other assets                                                              110
Liabilities                                                              (129)
                                                                   ----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                              (19)
                                                                   ----------


NET ASSETS - 100.0%                                                    57,729
                                                                   ==========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
 net investment income                                                  (281)
Accumulated net realized gain (loss)                                    (180)
Unrealized appreciation (depreciation)
 on investments                                                           870
Shares of beneficial interest                                              57
Additional paid-in capital                                             57,263
                                                                   ----------

NET ASSETS                                                             57,729
                                                                   ==========

NET ASSET VALUE, offering and redemption price
 per share:
 Class C ($6,956,070 divided by 683,437
   shares of $.01 par value shares of
   beneficial interest outstanding)                                $    10.18
 Class D ($1,685,239 divided by 164,933                            ==========
   shares of $.01 par value shares of
   beneficial interest outstanding)                                $    10.22
 Class E ($48,195,236 divided by 4,737,428                         ==========
   shares of $.01 par value shares of
   beneficial interest outstanding)                                $    10.17
 Class S ($892,355 divided by 87,705                               ==========
   shares of $.01 par value shares of
   beneficial interest outstanding)                                $    10.17
                                                                   ==========

(a)  At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.


                                                       Moderate Strategy Fund 23

MODERATE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                                         FOUR MONTHS ENDED
                                                                          APRIL 30, 2000            YEAR ENDED
                                                                            (UNAUDITED)         DECEMBER 31, 1999
                                                                         ------------------     -----------------
INVESTMENT INCOME
 Income distributions from Underlying Funds ............................      $   541                $ 1,562
                                                                              -------                -------

EXPENSES
 Advisory fees .........................................................           35                     76
 Administrative fees ...................................................            9                     19
 Distribution fees - Class C ...........................................           14                     10
 Distribution fees - Class D ...........................................            1                      4
 Shareholder servicing fees - Class C ..................................            5                      3
 Shareholder servicing fees - Class D ..................................            1                      4
 Shareholder servicing fees - Class E ..................................           38                     88
                                                                              -------                -------

 Expenses before reductions ............................................          103                    204
 Expense reductions ....................................................          (44)                   (95)
                                                                              -------                -------

   Expenses, net .......................................................           59                    109
                                                                              -------                -------

Net investment income ..................................................          482                  1,453
                                                                              -------                -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...........................................................         (220)                  (112)
 Capital gain distributions from Underlying Funds ......................          451                  1,483
                                                                              -------                -------
                                                                                  231                  1,371
                                                                              -------                -------

Net change in unrealized appreciation (depreciation) on investments ....         (343)                   656
                                                                              -------                -------
Net realized and unrealized gain (loss) ................................         (112)                 2,027
                                                                              -------                -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................      $   370                $ 3,480
                                                                              =======                =======

See accompanying notes which are an integral part of the financial statements.

24  Moderate Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       FOUR MONTHS ENDED
                                                                        APRIL 30, 2000         YEAR ENDED           YEAR ENDED
                                                                          (UNAUDITED)       DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                       -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ..............................................       $    482             $  1,453             $    448
 Net realized gain (loss) ...........................................            231                1,371                   65
 Net change in unrealized appreciation (depreciation) ...............           (343)                 656                  571
                                                                            --------             --------             --------
   Net increase (decrease) in net assets from operations ............            370                3,480                1,084
                                                                            --------             --------             --------

DISTRIBUTIONS
 From net investment income
   Class C ..........................................................            (73)                 (86)                  --
   Class D ..........................................................            (22)                 (61)                 (45)
   Class E ..........................................................           (661)              (1,721)                (479)
   Class S ..........................................................             (7)                  --                   --
 From net realized gain
   Class C ..........................................................           (113)                 (12)                  --
   Class D ..........................................................            (30)                 (14)                  (1)
   Class E ..........................................................           (890)                (274)                 (16)
   Class S ..........................................................             (7)                  --                   --
                                                                            --------             --------             --------

     Net decrease in net assets from distributions ..................         (1,803)              (2,168)                (541)
                                                                            --------             --------             --------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ......          8,307               29,190               19,425
                                                                            --------             --------             --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................          6,874               30,502               19,968

NET ASSETS
 Beginning of period ................................................         50,855               20,353                  385
                                                                            --------             --------             --------
 End of period (including accumulated distributions in excess of net investment income of $281 at April 30, 2000 and
   undistributed net investment income of $1 at
   December 31, 1998) ...............................................       $ 57,729             $ 50,855             $ 20,353
                                                                            ========             ========             ========

  See accompanying notes which are an integral part of the financial statements.

                                                      Moderate Strategy Fund  25

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2000*       1999**
                                                          --------     --------

NET ASSET VALUE, BEGINNING OF PERIOD ..................   $  10.46     $  10.15
                                                          --------     --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) .........................        .08          .32
 Net realized and unrealized gain (loss) ..............       (.04)         .48
                                                          --------     --------

   Total income from operations .......................        .04          .80
                                                          --------     --------

DISTRIBUTIONS
 From net investment income ...........................       (.12)        (.40)
 From net realized gain ...............................       (.20)        (.09)
                                                          --------     --------

   Total distributions ................................       (.32)        (.49)
                                                          --------     --------

NET ASSET VALUE, END OF PERIOD ........................   $  10.18     $  10.46
                                                          ========     ========

TOTAL RETURN (%)(c) ...................................        .45         8.03

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........      6,956        4,139

 Ratios to average net assets (%)(d):
 Operating expenses, net (e) ..........................       1.00         1.00
 Operating expenses, gross (e) ........................       1.25         1.25
 Net investment income (c) ............................        .74         3.35

 Portfolio turnover rate (%) ..........................      16.92       120.04

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

26  Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                 ------------------------
                                                                        2000*        1999        1998**
                                                                      --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD .............................    $  10.49     $  10.15     $  10.18
                                                                      --------     --------     --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ....................................         .09          .33          .26
 Net realized and unrealized gain (loss) .........................        (.02)         .50          .09
                                                                      --------     --------     --------
   Total income from operations ..................................         .07          .83          .35
                                                                      --------     --------     --------

DISTRIBUTIONS
 From net investment income ......................................        (.14)        (.40)        (.37)
 From net realized gain ..........................................        (.20)        (.09)        (.01)
                                                                      --------     --------     --------

   Total distributions ...........................................        (.34)        (.49)        (.38)
                                                                      --------     --------     --------

NET ASSET VALUE, END OF PERIOD ...................................    $  10.22     $  10.49     $  10.15
                                                                      ========     ========     ========

TOTAL RETURN (%)(c) ..............................................         .68         8.40         3.57

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ........................       1,685        1,367        1,780

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ...................................         .50          .50          .50
   Operating expenses, gross (e) .................................         .75          .75         1.01
   Net investment income (c) .....................................         .85         3.28         2.65

 Portfolio turnover rate (%) .....................................       16.92       120.04       175.58

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

                                                      Moderate Strategy Fund  27

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            YEARS ENDED DECEMBER 31,
                                                                                        --------------------------------
                                                                               2000*       1999        1998      1997**
                                                                            ---------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................     $   10.46   $   10.15   $    9.61   $  10.00
                                                                            ---------   ---------   ---------   --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) .........................................           .09         .40         .39        .07
 Net realized and unrealized gain (loss) ..............................          (.03)        .46         .57       (.08)
                                                                            ---------   ---------   ---------   --------

   Total income from operations .......................................           .06         .86         .96       (.01)
                                                                            ---------   ---------   ---------   --------

DISTRIBUTIONS
 From net investment income ...........................................          (.15)       (.46)       (.41)      (.14)
 From net realized gain ...............................................          (.20)       (.09)       (.01)      (.24)
                                                                            ---------   ---------   ---------   --------

   Total distributions ................................................          (.35)       (.55)       (.42)      (.38)
                                                                            ---------   ---------   ---------   --------

NET ASSET VALUE, END OF PERIOD ........................................     $   10.17   $   10.46   $   10.15   $   9.61
                                                                            =========   =========   =========   ========

TOTAL RETURN (%)(c) ...................................................           .62        8.65       10.19       (.06)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .............................        48,196      45,350      18,573        385

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ........................................           .25         .25         .25        .25
   Operating expenses, gross (e)(f) ...................................           .50         .50         .94         --
   Net investment income (c) ..........................................           .92        3.87        3.71       1.01

 Portfolio turnover rate (%) ..........................................         16.92      120.04      175.58       9.66

*    For the four months ended April 30, 2000 (Unaudited).
** For the period October 2, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.
(f) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

28  Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         2000*
                                                                       --------

NET ASSET VALUE, BEGINNING OF PERIOD ...............................   $  10.27
                                                                       --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ......................................        .08
 Net realized and unrealized gain (loss) ...........................        .17
                                                                       --------

   Total income from operations ....................................        .25
                                                                       --------

DISTRIBUTIONS
 From net investment income ........................................       (.15)
 From net realized gain ............................................       (.20)
                                                                       --------

   Total distributions .............................................       (.35)
                                                                       --------

NET ASSET VALUE, END OF PERIOD .....................................   $  10.17
                                                                       ========

TOTAL RETURN (%)(c) ................................................       1.09

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ..........................        892

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .....................................        .00
   Operating expenses, gross (e) ...................................        .20
   Net investment income (c) .......................................       1.12

 Portfolio turnover rate (%) .......................................      16.92

* For the period February 1, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4 for current period amounts.

                                                      Moderate Strategy Fund  29

CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                                      MARKET
                                                      NUMBER          VALUE
                                                        OF            (000)
                                                      SHARES            $
                                                      ------         --------
INVESTMENTS
Portfolios of the Frank Russell Investment
 Company Series Mutual
 Fund - Class S Shares

DOMESTIC EQUITIES - 16.4%
Diversified Equity Fund                                16,638             848
Quantitative Equity Fund                               23,034           1,026
Real Estate Securities Fund                            35,409             860
                                                                     --------
                                                                        2,734
                                                                     --------

INTERNATIONAL EQUITIES - 6.1%
Emerging Markets Fund                                  14,864             171
International Securities Fund                          12,247             844
                                                                     --------
                                                                        1,015
                                                                     --------

BONDS - 78.9%
Diversified Bond Fund                                 137,996           3,010
Short Term Bond Fund                                  563,662          10,157
                                                                     --------
                                                                       13,167
                                                                     --------

TOTAL INVESTMENTS - 101.4%
(identified cost $16,856)                                              16,916
                                                                     --------

OTHER ASSETS AND LIABILITIES
Other assets                                                               57
Liabilities                                                              (293)
                                                                     --------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 1.4%                                                               (236)
                                                                     --------
NET ASSETS - 100.0%                                                    16,680
                                                                     ========
NET ASSETS CONSIST OF:
Accumulated distribution in excess of
 net investment income                                                    (49)
Accumulated net realized gain (loss)                                     (210)
Unrealized appreciation (depreciation)
 on investments                                                            60
Shares of beneficial interest                                              17
Additional paid-in capital                                             16,862
                                                                     --------

NET ASSETS                                                             16,680
                                                                      =======

NET ASSET VALUE, offering and redemption price
 per share:
 Class C ($1,927,773 divided by 191,130
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $  10.09
                                                                     ========
 Class D ($766,649 divided by 75,739
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $  10.12
                                                                     ========
 Class E ($13,437,976 divided by 1,330,825
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $  10.10
                                                                     ========
 Class S ($548,010 divided by 54,219
   shares of $.01 par value shares of
   beneficial interest outstanding)                                  $  10.11
                                                                     ========

See accompanying notes which are an integral part of the financial statements.

30  Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                                               FOUR MONTHS ENDED
                                                                                 APRIL 30, 2000      YEAR ENDED
                                                                                   (UNAUDITED)    DECEMBER 31, 1999
                                                                               -----------------  -----------------
INVESTMENT INCOME
 Income distributions from Underlying Funds .................................     $      209           $     724
                                                                                  ----------           ---------

EXPENSES
 Advisory fees ..............................................................             12                  29
 Administrative fees ........................................................              3                   7
 Distribution fees - Class C ................................................              4                   3
 Distribution fees - Class D ................................................              1                   2
 Shareholder servicing fees - Class C .......................................              1                   1
 Shareholder servicing fees - Class D .......................................              1                   2
 Shareholder servicing fees - Class E .......................................             13                  34
                                                                                  ----------           ---------

 Expenses before reductions .................................................             35                  78
 Expense reductions .........................................................            (15)                (36)
                                                                                  ----------           ---------

   Expenses, net ............................................................             20                  42
                                                                                  ----------           ---------

Net investment income .......................................................            189                 682
                                                                                  ----------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ................................................................           (169)                (50)
 Capital gain distributions from Underlying Funds ...........................             77                 286
                                                                                  ----------           ---------
                                                                                         (92)                236
                                                                                  ----------           ---------

Net change in unrealized appreciation (depreciation) on investments .........             75                 (77)
                                                                                  ----------           ---------

Net realized and unrealized gain (loss)  ....................................            (17)                159
                                                                                  ----------           ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......................     $      172           $     841
                                                                                  ==========           =========

  See accompanying notes which are an integral part of the financial statements.

                                                  Conservative Strategy Fund  31

CONSERVATIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          FOUR MONTHS ENDED
                                                                            APRIL 30, 2000       YEAR ENDED           YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                          -----------------   -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .................................................       $      189          $      682           $     112
 Net realized gain (loss) ..............................................              (92)                236                  10
 Net change in unrealized appreciation (depreciation) ..................               75                 (77)                 62
                                                                               ----------          ----------           ---------

   Net increase (decrease) in net assets from operations ...............              172                 841                 184
                                                                               ----------          ----------           ---------

DISTRIBUTIONS
 From net investment income
   Class C .............................................................              (21)               (49)                  --
   Class D .............................................................              (10)               (54)                 (18)
   Class E .............................................................             (201)              (864)                (104)
   Class S .............................................................               (6)                --                   --
 From net realized gain
   Class C .............................................................               --                 (4)                  --
   Class D .............................................................               --                 (4)                  --
   Class E .............................................................               --                (62)                  (1)
                                                                               ----------          ----------           ---------

     Net decrease in net assets from distributions .....................             (238)            (1,037)                (123)
                                                                               ----------          ---------            ---------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .........           (2,827)            14,740                4,945
                                                                               ----------          ---------            ---------
TOTAL NET INCREASE (DECREASE) IN
NET ASSETS .............................................................           (2,893)            14,544                5,006

NET ASSETS
 Beginning of period ...................................................           19,573              5,029                   23
                                                                               ----------          ---------            ---------
 End of period (including accumulated distributions in excess of
   net investment income of $49 at April 30, 2000) .....................       $   16,680          $  19,573            $   5,029
                                                                               ==========          =========            =========

See accompanying notes which are an integral part of the financial statements.

32  Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2000*      1999**
                                                           --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD ...................   $  10.12    $  10.26
                                                           --------    --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ..........................        .09         .43
 Net realized and unrealized gain (loss) ...............         --         .04
                                                           --------    --------

   Total income from operations ........................        .09         .47
                                                           --------    --------

DISTRIBUTIONS
 From net investment income ............................       (.12)       (.56)
 From net realized gain ................................         --        (.05)
                                                           --------    --------

   Total distributions .................................       (.12)       (.61)
                                                           --------    --------

NET ASSET VALUE, END OF PERIOD .........................   $  10.09    $  10.12
                                                           ========    ========

TOTAL RETURN (%)(c) ....................................        .85        4.67

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ..............      1,928       1,697

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .........................       1.00        1.00
   Operating expenses, gross (e) .......................       1.25        1.25
   Net investment income (c) ...........................        .94        4.77

 Portfolio turnover rate (%) ...........................      14.94      125.01

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

                                                  Conservative Strategy Fund  33

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             YEARS ENDED
                                                                             DECEMBER 31,
                                                                         --------------------
                                                               2000*       1999        1998**
                                                             --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  10.16    $  10.25    $  10.20
                                                             --------    --------    --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ...........................         .10         .44         .32
 Net realized and unrealized gain (loss) ................          --         .08         .06
                                                             --------    --------    --------

   Total income from operations .........................         .10         .52         .38
                                                             --------    --------    --------

DISTRIBUTIONS
 From net investment income .............................        (.14)       (.56)       (.33)
 From net realized gain .................................          --        (.05)         --
                                                             --------    --------    --------

   Total distributions ..................................        (.14)       (.61)       (.33)
                                                             --------    --------    --------

NET ASSET VALUE, END OF PERIOD ..........................    $  10.12    $  10.16    $  10.25
                                                             ========    ========    ========

TOTAL RETURN (%)(c) .....................................         .96        5.18        3.77

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ...............         766       1,001         618

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) ..........................         .50         .50         .50
   Operating expenses, gross (e) ........................         .75         .75        1.73
   Net investment income (c) ............................        1.03        4.24        3.99

 Portfolio turnover rate (%) ............................       14.94      125.01      169.79

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.

34  Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                                         ---------------------------------
                                                               2000*        1999        1998       1997**
                                                             ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $   10.14   $   10.24   $    9.88   $   10.00
                                                             ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ............................         .11         .49         .46         .07
 Net realized and unrealized gain (loss) .................          --         .06         .29         .07
                                                             ---------   ---------   ---------   ---------
   Total income from operations ..........................         .11         .55         .75         .14
                                                             ---------   ---------   ---------   ---------

DISTRIBUTIONS
 From net investment income ..............................        (.15)       (.60)       (.39)       (.10)
 From net realized gain ..................................          --        (.05)         --        (.16)
                                                             ---------   ---------   ---------   ---------

   Total distributions ...................................        (.15)       (.65)       (.39)       (.26)
                                                             ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD ...........................   $   10.10   $   10.14   $   10.24   $    9.88
                                                             =========   =========   =========   =========

TOTAL RETURN (%)(c) ......................................        1.07        5.54        7.70        1.36

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ................      13,438      16,875       4,411          23

 Ratios to average net assets (%)(d):
 Operating expenses, net (e) .............................         .25         .25         .25         .25
 Operating expenses, gross (e)(f) ........................         .50         .50        2.50          --
 Net investment income (c) ...............................        1.06        4.76        4.41         .67

 Portfolio turnover rate (%) .............................       14.94      125.01      169.79        0.00

*    For the four months ended April 30, 2000 (Unaudited).
** For the period November 7, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  See Note 4 for current period amounts.
(f) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                  Conservative Strategy Fund  35

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         2000*
                                                                       --------

NET ASSET VALUE, BEGINNING OF PERIOD ...............................   $  10.09
                                                                       --------

INCOME FROM OPERATIONS
 Net investment income (a)(b) ......................................        .14
 Net realized and unrealized gain (loss) ...........................        .03
                                                                       --------

   Total income from operations ....................................        .17
                                                                       --------

DISTRIBUTIONS
 From net investment income ........................................       (.15)
                                                                       --------

NET ASSET VALUE, END OF PERIOD .....................................   $  10.11
                                                                       ========

TOTAL RETURN (%)(c) ................................................       1.68

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ..........................        548

 Ratios to average net assets (%)(d):
   Operating expenses, net (e) .....................................        .00
   Operating expenses, gross (e) ...................................        .20
   Net investment income (c) .......................................       1.90

 Portfolio turnover rate (%) .......................................      14.94

* For the period February 14, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4 for current period amounts.

36  Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (Unaudited)

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     The Fund's Board of Trustees approved a change in the Fund's fiscal year-end from December 31 to October 31. As a result, this financial report reflects the four-month period commencing on January 1, 2000 through April 30, 2000.

     Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                                ASSET ALLOCATION RANGES
                                                              --------------------------------------------------------------
                                                                EQUITY
                                                              AGGRESSIVE  AGGRESSIVE   BALANCED    MODERATE    CONSERVATIVE
                                                               STRATEGY    STRATEGY    STRATEGY    STRATEGY      STRATEGY
                ASSET CLASS/UNDERLYING FUNDS                     FUND        FUND        FUND        FUND          FUND
----------------------------------------------------------    ----------  ----------  ----------  ----------  --------------
 Equities
  US Equities
    Diversified Equity                                                30%         21%         16%         11%              5%
    Special Growth                                                    10          11           5           2              --
    Quantitative Equity                                               30          21          16          11               6
    Real Estate Equity                                                 5           5           5           5               5

  International Equities
    International Securities                                          20          19          14           9               5
    Emerging Markets                                                   5           5           3           2               1
 Bonds
    Diversified Bond                                                  --          --          25          27              18
    Short-Term Bond                                                   --          --          --          33              60
    Multistrategy Bond                                                --          18          16          --              --

     OBJECTIVES OF THE UNDERLYING FUNDS:

     DIVERSIFIED EQUITY FUND: To provide income and capital growth by investing principally in equity securities.

     SPECIAL GROWTH FUND: To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

     QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

     REAL ESTATE SECURITIES FUND: To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

     INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

     EMERGING MARKETS FUND: To maximize total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

                                               Notes to Financial Statements  37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

     DIVERSIFIED BOND FUND: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     MULTISTRATEGY BOND FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

     SHORT TERM BOND FUND: The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2000 were as follows:

                                                                                                                 NET
                                                                      GROSS               GROSS               UNREALIZED
                                                FEDERAL TAX         UNREALIZED          UNREALIZED           APPRECIATION
                                                    COST           APPRECIATION       (DEPRECIATION)        (DEPRECIATION)
                                                --------------     --------------     ----------------     ----------------
  Equity Aggressive Strategy                    $  229,047,379     $   17,532,724     $             --     $     17,532,724
  Aggressive Strategy                              247,152,664          8,585,541           (1,668,463)           6,917,078
  Balanced Strategy                                368,408,404         14,360,938           (6,605,090)           7,755,848
  Moderate Strategy                                 57,281,619            959,954             (493,880)             466,074
  Conservative Strategy                             16,972,823            196,915             (254,200              (57,285)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

38  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

     EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the period ended April 30, 2000, purchases and sales of the Underlying Funds (excluding Money Market Fund investments) were as follows:

                                    PURCHASES        SALES
                                  -------------  -------------
     Equity Aggressive Strategy   $ 125,005,505  $  93,405,466
     Aggressive Strategy            110,459,505     53,252,898
     Balanced Strategy               99,192,968     60,360,197
     Moderate Strategy               16,211,597      9,088,987
     Conservative Strategy            2,709,543      5,546,457

4.   RELATED PARTIES

     ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which compromise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2000, $7,934,000 of the Money Market Fund's net assets represents investments by these Funds and $940,680,000 represents the investments of other affiliated Funds not presented herein.

     The Funds are charged an advisory fee equal to 0.20% of average daily net assets and an Administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2000, the Advisor contractually agreed to waive both the advisory fee and the administrative fee.

     No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory and administrative fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Funds or their appropriate classes of shares.

     A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

                                               Notes to Financial Statements  39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares on an annual basis.

     ACCRUED SHAREHOLDER SERVICING AND DISTRIBUTION FEES PAYABLE TO AFFILIATES AS OF APRIL 30, 2000 WERE AS FOLLOWS:

     Equity Aggressive
     Strategy                $   64,484
     Aggressive Strategy         81,395
     Balanced Strategy          111,620
     Moderate Strategy           15,869
     Conservative Strategy        4,679
                             ----------
                             $  278,047
                             ==========

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total trustee expenses for the period ended April 30, 2000 are paid for by the Underlying Funds or FRIMCo under the aforementioned Special Servicing Agreements.

40  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

5.   FUND SHARE TRANSACTIONS

     Share transactions for the period ended April 30, 2000, the year ended December 31, 1999 and the year ended December 31, 1998 were as follows:

                                                                            SHARES                          DOLLARS (000)
                                                          ---------------------------------------   -------------------------------
                                                              2000          1999         1998         2000        1999      1998
     EQUITY AGGRESSIVE STRATEGY                           -----------   ------------  -----------   --------  ----------  ---------
      CLASS E
      Proceeds from shares sold                             5,018,269     10,976,153    9,545,046   $ 53,787  $  111,250   $ 86,677
      Proceeds from reinvestment of distributions           1,206,788        735,158      150,876     12,340       7,740      1,443
      Payments for shares redeemed                         (5,194,385)    (3,307,666)    (702,666)   (57,106)    (34,268)    (6,451)
                                                          -----------   ------------  -----------   --------  ----------  ---------
      Net increase (decrease)                               1,030,672      8,403,645    8,993,256      9,021      84,722     81,669
                                                          -----------   ------------  -----------   --------  ----------  ---------
      CLASS D (a)
      Proceeds from shares sold                               702,233        340,578      502,893      7,318       3,495      4,784
      Proceeds from reinvestment of distributions              24,949         15,864        3,888        257         163         37
      Payments for shares redeemed                            (66,208)      (531,958)      (4,767)      (720)     (5,425)       (46)
                                                          -----------   ------------  -----------   --------  ----------  ---------
      Net increase (decrease)                                 660,974       (175,516)     502,014      6,855      (1,767)     4,775
                                                          -----------   ------------  -----------   --------  ----------  ---------
      CLASS C (b)
      Proceeds from shares sold                             1,210,513      1,544,511           --     13,132      16,146         --
      Proceeds from reinvestment of distributions             145,885         29,855           --      1,490         326         --
      Payments for shares redeemed                           (116,947)      (180,588)          --     (1,238)     (1,868)        --
                                                          -----------   ------------  -----------   --------  ----------  ---------
      Net increase (decrease)                               1,239,451      1,393,778           --     13,384      14,604         --
                                                          -----------   ------------  -----------   --------  ----------  ---------
      CLASS S (c)
      Proceeds from shares sold                             1,174,504             --           --     12,569          --         --
      Proceeds from reinvestment of distributions              10,718             --           --        111          --         --
      Payments for shares redeemed                           (102,227)            --           --     (1,101)         --         --
                                                          -----------   ------------  -----------   --------  ----------  ---------
      Net increase (decrease)                               1,082,995             --           --     11,579          --         --
                                                          -----------   ------------  -----------   --------  ----------  ---------
      Total increase (decrease)                             4,014,092      9,621,907    9,495,270   $ 40,839   $  97,559   $ 86,444
                                                          ===========   ============  ===========   ========  ==========  =========

     (a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

     (b) Fund share transactions are for the period February 11, 1999 (commencement of sale of shares) to December 31, 1999.

     (c) Fund share transactions are for the period January 31, 2000 (commencement of sale of shares) to April 30, 2000.

                                                Notes to Financial Statements 41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                             SHARES                          DOLLARS (000)
                                             ---------------------------------------  -----------------------------------
                                                 2000          1999          1998        2000        1999         1998
     AGGRESSIVE STRATEGY                     ------------  ------------  -----------  -----------  ----------  ----------
      CLASS E
      Proceeds from shares sold                4,240,201     10,507,851    6,093,738  $   45,651   $ 107,829   $ 58,658
      Proceeds from reinvestment of
        distributions                            866,984        546,129       99,583       9,019       5,706        955
      Payments for shares redeemed            (2,268,974)    (2,297,816)    (517,340)    (24,280)    (23,659)    (4,852)
                                             -----------   ------------  -----------  ----------   ---------   --------
      Net increase (decrease)                  2,838,211      8,756,164    5,675,981      30,390      89,876     54,761
                                             -----------   ------------  -----------  ----------   ---------   --------
      CLASS D (a)
      Proceeds from shares sold                  621,522        506,069      450,907       6,529       5,174      4,314
      Proceeds from reinvestment of
        distributions                             29,634         18,899        5,923         310         196         57
      Payments for shares redeemed               (75,023)      (347,272)     (90,064)       (805)     (3,547)      (786)
                                             -----------   ------------  -----------  ----------   ---------   --------
      Net increase (decrease)                    576,133        177,696      366,766       6,034       1,823      3,585
                                             -----------   ------------  -----------  ----------   ---------   --------
      CLASS C (b)
      Proceeds from shares sold                1,829,176      2,762,515           --      19,785      28,710         --
      Proceeds from reinvestment of
        distributions                            183,456         47,843           --       1,903         514         --
      Payments for shares redeemed              (145,624)      (175,820)          --      (1,557)     (1,831)        --
                                             -----------   ------------  -----------  ----------   ---------   --------
      Net increase (decrease)                  1,867,008      2,634,538           --      20,131      27,393         --
                                             -----------   ------------  -----------  ----------   ---------   --------
      CLASS S (c)
      Proceeds from shares sold                  950,568             --           --      10,256          --         --
      Proceeds from reinvestment of
        distributions                             11,740             --           --         123          --         --
      Payments for shares redeemed              (328,316)            --           --      (3,546)         --         --
                                             -----------   ------------  -----------  ----------   ---------   --------
      Net increase (decrease)                    633,992             --           --       6,833          --         --
                                             -----------   ------------  -----------  ----------   ---------   --------
      Total increase (decrease)                5,915,344     11,568,398    6,042,747  $   63,388   $ 119,092   $ 58,346
                                             ===========   ============  ===========  ==========   =========   ========

     (a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

     (b) Fund share transactions are for the period January 29, 1999 (commencement of sale of shares) to December 31, 1999.

     (c) Fund share transactions are for the period February 1, 2000 (commencement of sale of shares) to April 30, 2000.

42 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                        SHARES                            DOLLARS (000)
                                                       --------------------------------------  ------------------------------------
                                                          2000          1999          1998         2000         1999        1998
     BALANCED STRATEGY                                 ----------   -----------   -----------  -----------  -----------  ----------
      CLASS E
      Proceeds from shares sold                         4,961,104    15,883,305    17,549,534     $ 51,899    $ 162,202   $ 172,156
      Proceeds from reinvestment of distributions       1,312,921     1,237,575       523,953       13,354       12,727       5,173
      Payments for shares redeemed                     (4,263,647)   (5,535,963)   (2,524,583)     (44,401)     (57,343)    (24,861)
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      Net increase (decrease)                           2,010,378    11,584,917    15,548,904       20,852      117,586     152,468
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      CLASS D (a)
      Proceeds from shares sold                           931,262       744,198       504,049        9,801        7,761       4,926
      Proceeds from reinvestment of distributions          37,932        27,083         8,519          386          280          85
      Payments for shares redeemed                     (1,016,733)     (417,501)      (23,373)     (10,716)      (4,290)       (221)
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      Net increase (decrease)                             (47,539)      353,780       489,195         (529)       3,751       4,790
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      CLASS C (b)
      Proceeds from shares sold                         1,931,052     3,746,798            --       20,157       38,468          --
      Proceeds from reinvestment of distributions         201,250        74,392            --        2,045          775          --
      Payments for shares redeemed                       (263,732)     (153,460)           --       (2,759)      (1,579)         --
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      Net increase (decrease)                           1,868,570     3,667,730            --       19,443       37,664          --
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      CLASS S (c)
      Proceeds from shares sold                           827,725            --            --        8,608           --          --
      Proceeds from reinvestment of distributions           8,923            --            --           92           --          --
      Payments for shares redeemed                         (6,876)           --            --          (79)          --          --
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      Net increase (decrease)                             829,772            --            --        8,621           --          --
                                                       ----------   -----------   -----------  -----------  -----------  ----------
      Total increase (decrease)                         4,661,181    15,606,427    16,038,099     $ 48,387    $ 159,001   $ 157,258
                                                       ==========   ===========   ===========  ===========  ===========  ==========

     (a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

     (b) Fund share transactions are for the period January 29, 1999 (commencement of sale of shares) to December 31, 1999.

     (c) Fund share transactions are for the period January 31, 2000 (commencement of sale of shares) to April 30, 2000.

                                                Notes to Financial Statements 43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                      SHARES                        DOLLARS (000)
                                                        -----------------------------------  --------------------------------
                                                           2000         1999        1998       2000        1999       1998
     MODERATE STRATEGY                                  ----------  -----------  ----------  ---------  ----------  ---------
      CLASS E
      Proceeds from shares sold                            953,103    3,290,795   2,231,041   $  9,799    $ 33,625   $ 22,075
      Proceeds from reinvestment of distributions          150,694      189,865      44,242      1,526       1,938        439
      Payments for shares redeemed                        (703,600)    (973,411)   (485,375)    (7,233)     (9,947)    (4,821)
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      Net increase (decrease)                              400,197    2,507,249   1,789,908      4,092      25,616     17,693
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      CLASS D (a)
      Proceeds from shares sold                             67,508      208,042     195,126        695       2,111      1,929
      Proceeds from reinvestment of distributions            5,082        7,349       4,649         52          75         46
      Payments for shares redeemed                         (37,919)    (260,416)    (24,489)      (393)     (2,647)      (243)
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      Net increase (decrease)                               34,671      (45,025)    175,286        354        (461)     1,732
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      CLASS C (b)
      Proceeds from shares sold                            320,201      442,297          --      3,295       4,516         --
      Proceeds from reinvestment of distributions           17,933        9,292          --        182          95         --
      Payments for shares redeemed                         (50,414)     (55,873)         --       (521)       (576)        --
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      Net increase (decrease)                              287,720      395,716          --      2,956       4,035         --
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      CLASS S (c)
      Proceeds from shares sold                             86,498           --          --        892          --         --
      Proceeds from reinvestment of distributions            1,290           --          --         13          --         --
      Payments for shares redeemed                             (83)          --          --         --          --         --
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      Net increase (decrease)                               87,705           --          --        905          --         --
                                                        ----------  -----------  ----------  ---------  ----------  ---------
      Total increase (decrease)                            810,293    2,857,940   1,965,194   $  8,307    $ 29,190   $ 19,425
                                                        ==========  ===========  ==========  =========  ==========  =========

     (a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

     (b) Fund share transactions are for the period February 11, 1999 (commencement of sale of shares) to December 31, 1999.

     (c) Fund share transactions are for the period February 1, 2000 (commencement of sale of shares) to April 30, 2000.

44  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                             SHARES                        DOLLARS (000)
                                               ---------------------------------  -------------------------------
                                                  2000        1999       1998       2000       1999       1998
CONSERVATIVE STRATEGY                          ----------  ----------  ---------  --------  ----------  ---------
 CLASS E
 Proceeds from shares sold                        239,839   1,647,322    511,083  $  2,422   $  16,886   $ 5,169
 Proceeds from reinvestment of distributions       19,740      90,532      9,863       200         916        99
 Payments for shares redeemed                    (593,141)   (504,166)   (92,535)   (6,008)     (5,164)     (936)
                                                 --------  ----------  ---------  --------  ----------  ---------
 Net increase (decrease)                         (333,562)  1,233,688    428,411    (3,386)     12,638     4,332
                                                 --------  ----------  ---------  --------  ----------  ---------
 CLASS D (a)
 Proceeds from shares sold                         13,332     114,508     71,083       135       1,172       722
 Proceeds from reinvestment of distributions        1,009       5,689      1,849        10          58        19
 Payments for shares redeemed                     (37,106)    (81,941)   (12,685)     (375)       (834)     (128)
                                                 --------  ----------  ---------  --------  ----------  ---------
 Net increase (decrease)                          (22,765)     38,256     60,247      (230)        396       613
                                                 --------  ----------  ---------  --------  ----------  ---------
 CLASS C (b)
 Proceeds from shares sold                         27,596     169,843         --       279       1,729         --
 Proceeds from reinvestment of distributions        1,763       4,421         --        18          44         --
 Payments for shares redeemed                      (5,925)     (6,567)        --       (60)        (67)        --
                                                 --------  ----------  ---------  --------  ----------  ---------
 Net increase (decrease)                           23,434     167,697         --       237       1,706         --
                                                 --------  ----------  ---------  --------  ----------  ---------
 CLASS S (c)
 Proceeds from shares sold                         54,845          --         --       558          --         --
 Proceeds from reinvestment of distributions          628          --         --         6          --         --
 Payments for shares redeemed                      (1,254)         --         --       (12)         --         --
                                                 --------  ----------  ---------  --------  ----------  ---------
 Net increase (decrease)                           54,219          --         --       552          --         --
                                                 --------  ----------  ---------  --------  ----------  ---------
 Total increase (decrease)                       (278,674)  1,439,641    488,658  $ (2,827)  $  14,740   $  4,945
                                                 ========  ==========  =========  ========  ==========  =========

(a) Fund share transactions for the period ended December 31, 1998 are for the period March 24, 1998 (commencement of sale of shares) to December 31, 1998.

(b) Fund share transactions are for the period February 11, 1999 (commencement of sale of shares) to December 31, 1999.

(c) Fund share transactions are for the period February 14, 2000 (commencement of sale of shares) to April 30, 2000.

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the period ended April 30, 2000.

                                               Notes to Financial Statements  45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

7.   BENEFICIAL INTEREST

     As of April 30, 2000, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:

                                           %        %         %         %
                                        -------- --------  --------   --------
  Equity Aggressive Strategy - Class E    22.3     10.4        --        --
  Equity Aggressive Strategy - Class D    62.8     19.6        --        --
  Aggressive Strategy - Class S           20.1     10.8        --        --
  Aggressive Strategy - Class E           10.8       --        --        --
  Aggressive Strategy - Class D           46.9     20.1      16.7        --
  Balanced Strategy - Class S             16.5       --        --        --
  Balanced Strategy - Class E             19.5       --        --        --
  Balanced Strategy - Class D             29.3     26.7      21.9      10.8
  Moderate Strategy - Class S             21.8     18.6      13.4      11.4
  Moderate Strategy - Class E             19.1     11.2        --        --
  Moderate Strategy - Class D             55.3     23.4      10.3        --
  Conservative Strategy - Class S         51.3     32.3        --        --
  Conservative Strategy - Class E         15.2       --        --        --
  Conservative Strategy - Class D         80.1       --        --        --
  Conservative Strategy - Class C         13.7     13.2      10.9        --



46  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 Fourth Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS
DIVERSIFIED EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Marsico Capital Management, LLC, Denver, CO
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, Inc., New York,
 Turner Investment Partners, Inc. Berwyn, PA
 Westpeak Investment Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Delphi Management, Inc., Boston, MA
 Fiduciary Trust Company International, Inc., New York, NY
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Westpeak Investment Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
 Delaware International Advisers Ltd., London, England
 Fidelity Management Trust Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Mastholm Asset Management, LLC, Bellevue, WA
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, LLC, Boston, MA
 Sanford C. Bernstein & Co., Inc., New York, NY
 The Boston Company Asset Management, Inc., Boston, MA

EMERGING MARKETS FUND
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 Nicholas Applegate Capital Management, San Diego, CA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Schroder Investment Management North America Limited, New York, NY

REAL ESTATE SECURITIES FUND
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Security Capital Global Capital Management Group Inc., Chicago, IL




This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 47

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

SHORT TERM BOND FUND
 BlackRock Financial Management, Inc., New York, NY
 Standish, Ayer & Wood, Inc., Boston, MA
 STW Fixed Income Management, California, Santa Barbara, CA

DIVERSIFIED BOND FUND
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

MULTISTRATEGY BOND FUND
 Lazard Asset Management, New York, NY
 Miller Anderson & Sherrerd, West Conshohocken, PA
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA







This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

48 Manager, Money Managers and Service Providers

[LOGO OF FRANK RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com
xxxxxxxxxxxxxxxxx
x RUSSELL FUNDS x
xxxxxxxxxxxxxxxxx
                                                FRANK RUSSELL INVESTMENT COMPANY

2000 Semiannual Report


CLASS C, E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

EQUITY INCOME FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND



CLASS C AND S SHARES


TAX-MANAGED LARGE CAP FUND
 (FORMERLY EQUITY T FUND)

TAX-MANAGED SMALL CAP FUND


APRIL 30, 2000



                                                         [LOGO OF FRANK RUSSELL]

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on thirteen Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.


FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                                  RUSSELL FUNDS

                                SEMIANNUAL REPORT

                           APRIL 30, 2000 (UNAUDITED)



                                TABLE OF CONTENTS

                                                                     Page

    Diversified Equity Fund ......................................     2
    Special Growth Fund ..........................................    18
    Equity Income Fund ...........................................    38
    Quantitative Equity Fund .....................................    52
    International Securities Fund ................................    66
    Emerging Markets Fund ........................................    84
    Real Estate Securities Fund...................................   100
    Short Term Bond Fund .........................................   108
    Diversified Bond Fund.........................................   120
    Multistrategy Bond Fund.......................................   140
    Tax Exempt Bond Fund .........................................   164
    Tax-Managed Large Cap Fund ...................................   178
    Tax-Managed Small Cap Fund ...................................   188
    Notes to Financial Statements.................................   205
    Manager, Money Managers and Service Providers.................   220


FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS

Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
COMMON STOCKS - 92.2%
AUTO AND TRANSPORTATION - 2.5%
AMR Corp. (a)                                 16,400          559
Arvin Industries, Inc.                         2,300           50
AutoZone, Inc. (a)                             5,400          124
Bandag, Inc.                                   1,800           43
Boeing Co. (The)                              71,320        2,831
Borg-Warner Automotive, Inc.                   3,800          159
Burlington Northern, Inc.                     62,320        1,503
C.H. Robinson Worldwide, Inc.                  1,900           95
CNF Transportation, Inc.                       3,200           89
Continental Airlines, Inc. Class B (a)        41,900        1,676
Cooper Tire & Rubber Co.                       9,700          131
Dana Corp.                                     8,000          243
Delphi Automotive Systems Corp.               23,287          445
Delta Air Lines, Inc.                         39,300        2,073
Eaton Corp.                                    9,200          773
FedEx Corp. (a)                               13,900          524
Ford Motor Co.                               104,344        5,706
GATX Corp.                                     1,400           50
General Motors Corp.                         124,395       11,646
Genuine Parts Co.                              4,910          129
Hunt (JB) Transportation
 Services, Inc.                                8,100          133
Kansas City Southern Industries, Inc.          3,700          266
KLM Royal Dutch Airlines (a)                  37,400          638
Lear Corp. (a)                                47,020        1,408
Meritor Automotive, Inc.                      18,500          278
Navistar International Corp. (a)               1,300           46
Northwest Airlines Corp. Class A (a)          53,600        1,323
PACCAR, Inc.                                   3,290          156
Ryder System, Inc.                             1,600           36
Southwest Airlines Co.                         7,200          156
Superior Industries International, Inc.        4,000          129
Trinity Industries, Inc.                       6,390          142
TRW, Inc.                                      6,280          367
UAL Corp. (a)                                 42,190        2,442
Union Pacific Corp.                           50,640        2,133
USFreightways Corp.                            3,910          181
                                                      -----------
                                                           38,683
                                                      -----------

CONSUMER DISCRETIONARY - 11.9%
Abercrombie & Fitch Co. Class A (a)            4,200           46
AC Nielsen Corp. (a)                          12,100          279
Alberto Culver Co. Class B                     7,300          172
AMFM, Inc. (a)                                33,700        2,237
Applebee's International, Inc.                 3,400          124
AT&T Corp. - Liberty Media Group
 Class A (a)                                 199,550        9,965
Avon Products, Inc.                            4,100          170
Banta Corp.                                    4,800           94
Best Buy Co. (a)                              25,000        2,019
BJ's Wholesale Club, Inc. (a)                  1,500           53
Black & Decker Corp.                          27,900        1,174
Brinker International, Inc. (a)                9,800          312
Brunswick Corp.                               20,100          386
Callaway Golf Co.                              9,400          156
Carnival Corp.                                14,100          351
Catalina Marketing Corp. (a)                   2,280          231
CBS Corp. (a)                                 90,330        5,307
Cendant Corp. (a)                             15,900          245
Circuit City Stores - Circuit
 City Group                                   15,060          886
Clear Channel Communications,
 Inc. (a)                                     45,920        3,306
Costco Wholesale Corp. (a)                   141,110        7,629
Darden Restaurants, Inc.                      17,300          319
Delhaize America, Inc.                        15,400          272
Disney (Walt) Co.                            356,700       15,450
Donnelley (R.R.) & Sons Co.                   27,500          584
Eastman Kodak Co.                             48,800        2,730
EchoStar Communications Corp.
 Class A (a)                                   2,200          140
Energizer Holdings, Inc. (a)                  12,199          208
Federated Department Stores, Inc. (a)         36,830        1,252
Fluor Corp.                                   13,000          436
Fortune Brands, Inc.                          15,200          380
Four Seasons Hotels, Inc.                     36,148        2,024
Furniture Brands International, Inc. (a)       4,100           77
Gannett Co., Inc.                             36,400        2,325
Gap, Inc.                                    109,100        4,009
Harrah's Entertainment, Inc. (a)              14,800          304
Hasbro, Inc.                                  11,200          179
Home Depot, Inc. (The)                       381,691       21,399
Houghton Mifflin Co.                           5,300          220
Infinity Broadcasting Corp.
 Class A (a)                                   3,600          122
Interpublic Group Cos., Inc.                  13,400          549
Jack in the Box, Inc. (a)                      4,510          110
JC Penney & Co., Inc.                         17,940          248
Kelly Services, Inc. Class A                   1,000           24
Kmart Corp. (a)                               52,300          425
Knight-Ridder, Inc.                           24,950        1,224
Kohl's Corp. (a)                             124,600        5,981
La-Z-Boy Inc.                                  3,700           58
Lancaster Colony Corp.                         1,400           37
Land's End, Inc. (a)                           2,500          106
Leggett & Platt, Inc.                          6,000          128
Limited, Inc. (The)                           23,100        1,044
Liz Claiborne, Inc.                            8,900          412
Lowe's Cos., Inc.                             87,100        4,311
May Department Stores Co.                     40,760        1,121


2  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
Maytag Corp.                                   3,500          121
McDonald's Corp.                              30,500        1,163
McGraw-Hill, Inc.                              6,700          352
MediaOne Group, Inc. (a)                     145,000       10,966
MGM Grand, Inc.                                6,300          186
Michaels Stores, Inc. (a)                      3,700          146
Mirage Resorts, Inc. (a)                       8,300          169
Neiman Marcus Group, Inc. (The)
 Class A (a)                                   2,400           62
New York Times Co. Class A                    59,500        2,451
Newell Rubbermaid, Inc.                        3,000           76
NIKE, Inc. Class B                             4,900          213
Office Depot, Inc. (a)                         3,500           37
Omnicom Group, Inc.                           22,517        2,050
Pacific Sunwear of California (a)              1,700           58
PanAmSat Corp. (a)                             1,900           82
Park Place Entertainment Corp. (a)            46,800          600
Payless ShoeSource, Inc. (a)                   3,900          215
Pier 1 Imports, Inc.                          13,500          154
Pittston Brink's Group                         6,300          103
Pixar, Inc. (a)                                  100            4
Reynolds & Reynolds Co. Class A                1,600           38
Robert Half International, Inc. (a)            3,400          208
Ross Stores, Inc.                              3,800           79
Royal Caribbean Cruises, Ltd.                 25,400          529
Russell Corp.                                  3,100           61
Scholastic Corp. (a)                           1,400           65
Sears Roebuck & Co.                           57,940        2,122
SFX Entertainment, Inc. (a)                   61,300        2,552
Shaw Industries, Inc.                          7,700          122
Stanley Works (The)                           13,000          384
Starwood Hotels & Resorts Worldwide,
 Inc.                                          3,100           88
Target Corp.                                  43,300        2,882
TeleTech Holdings, Inc. (a)                    2,000           65
Tiffany & Co.                                 37,382        2,717
Time Warner, Inc.                            141,030       12,684
Tommy Hilfiger Corp. (a)                      35,900          316
Toys "R" Us, Inc. (a)                         34,680          529
Tribune Co.                                   68,400        2,659
Tricon Global Restaurants, Inc. (a)           11,900          406
Tupperware Corp.                              10,300          194
UnitedGlobalCom, Inc. Class A (a)              1,800           96
Univision Communications, Inc.
 Class A (a)                                  20,300        2,218
USA Networks, Inc. (a)                       113,100        2,601
Valassis Communications, Inc. (a)              4,900          167
Venator Group, Inc. (a)                       37,300          443
Viacom, Inc. Class B (a)                     122,400        6,656
Wal-Mart Stores, Inc.                        315,446       17,468
Wallace Computer Services, Inc.                9,300          102
Washington Post Co (The),. Class B                55           27
Wendy's International, Inc.                   12,200          273
Westwood One, Inc. (a)                        10,600          374
Whirlpool Corp.                               22,310        1,452
Young & Rubicam, Inc.                          5,600          311
Zale Corp. (a)                                44,860        1,849
                                                      -----------
                                                          185,295
                                                      -----------

CONSUMER STAPLES - 3.9%
Albertson's, Inc.                              7,500          244
Anheuser-Busch Cos., Inc.                     71,376        5,036
Bestfoods                                     20,500        1,030
Campbell Soup Co.                             11,100          289
Canandaigua Brands Co., Inc.
 Class A (a)                                   2,300          116
Church and Dwight Co., Inc.                    4,000           72
Coca-Cola Co. (The)                           56,904        2,678
Coca-Cola Enterprises, Inc.                   68,100        1,451
Colgate-Palmolive Co.                         97,460        5,567
ConAgra, Inc.                                 48,370          913
Coors (Adolph) Co. Class B                     3,900          199
General Mills, Inc.                           71,220        2,591
Gillette Co. (The)                             8,200          303
Hannaford Brothers Co.                           900           65
Heinz (H.J.) Co.                              45,370        1,543
IBP, Inc.                                     32,480          536
Interstate Bakeries Corp.                      3,700           47
Keebler Foods Co.                              1,100           35
Kellogg Co.                                   13,700          335
Kimberly-Clark Corp.                          85,422        4,960
Kroger Co. (The) (a)                          48,600          902
McCormick & Co., Inc.                         12,600          393
Nabisco Group Holdings Corp.                  13,700          176
Pepsi Bottling Group, Inc. (The)              23,900          515
PepsiCo, Inc.                                218,080        8,001
Philip Morris Cos., Inc.                     179,530        3,927
Procter & Gamble Co.                          19,500        1,163
Quaker Oats Co. (The)                         44,370        2,892
R.J. Reynolds Tobacco Holdings, Inc.           8,000          166
Ralston-Purina Group                          97,400        1,723
Safeway, Inc. (a)                            137,170        6,053
Sara Lee Corp.                                36,100          542
Seagram Co., Ltd.                             41,700        2,252
Suiza Foods Corp. (a)                            800           31
SuperValu, Inc.                               13,900          288
SYSCO Corp.                                   48,780        1,835
Tyson Foods, Inc. Class A                     12,700          133
UST Corp.                                     10,300          155
Walgreen Co.                                  48,200        1,356

                                                      Diversified Equity Fund  3

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
Winn-Dixie Stores, Inc.                        5,900           97
Wrigley (Wm.), Jr. Co.                         2,100          151
                                                      -----------
                                                           60,761
                                                      -----------

FINANCIAL SERVICES - 14.7%
Aetna, Inc.                                   16,000          926
AFLAC, Inc.                                   11,100          542
Allmerica Financial Corp.                      6,800          368
Allstate Corp.                                87,400        2,065
Ambac Financial Group, Inc.                   10,400          499
American Express Co.                          20,800        3,121
American General Corp.                        53,900        3,018
American International Group, Inc.           151,805       16,651
AmSouth Bancorp                              104,450        1,521
AON Corp.                                      7,900          214
Apartment Investment & Management Co.
 Class A (e)                                  10,700          425
Associates First Capital Corp. Class A        59,500        1,320
Astoria Financial Corp.                       11,840          326
AXA Financial, Inc.                           25,100          819
Bank of America Corp.                        212,528       10,414
Bank of New York Co., Inc.                    35,000        1,437
Bank One Corp.                                80,230        2,447
BB&T Corp.                                    23,300          620
Bear Stearns Companies Inc. (The)             14,139          606
Block (H&R) Co., Inc.                          9,100          380
Catellus Development Corp. (a)(e)              3,600           47
Charter One Financial, Inc.                   43,203          878
Chase Manhattan Corp.                        152,650       11,000
Chubb Corp. (The)                             12,750          811
CIGNA Corp.                                   79,020        6,302
Cincinnati Financial Corp.                    11,200          452
CIT Group, Inc.                              119,800        2,029
Citigroup, Inc.                              644,259       38,293
CNA Financial Corp. (a)                        4,320          133
Colonial BancGroup, Inc.                       4,800           45
Comerica, Inc.                                14,300          606
Commerce Bancshares, Inc.                     25,099          773
Compass Bancshares, Inc.                       4,500           83
Conseco, Inc.                                181,300          986
Cornerstone Properties, Inc.                   2,500           46
Countrywide Credit Industries, Inc.            9,060          250
Dime Bancorp, Inc.                             3,200           60
Donaldson, Lufkin & Jenrette, Inc.            13,500          563
Dow Jones & Co., Inc.                         40,800        2,647
Duke Realty Investments, Inc. (e)             17,600          382
Dun & Bradstreet Corp.                        15,760          475
Edwards (A.G.), Inc.                           6,200          233
Equity Office Properties Trust (e)            16,800          457
Equity Residential Properties Trust (e)        7,300          332
Erie Indemnity Co. Class A                     1,400           41
Everest Re Group, Ltd.                         5,400          158
Fannie Mae                                   182,793       11,025
Federal Home Loan Mortgage Corp.              97,200        4,465
FelCor Lodging Trust, Inc. (e)                 5,000           98
Fifth Third Bancorp                           10,600          669
Financial Security Assurance Holdings,
 Ltd.                                            900           66
FINOVA Group, Inc.                             6,650           85
First Data Corp.                              27,900        1,358
First Security Corp.                           7,200          101
First Union Corp.                             84,830        2,704
Firstar Corp.                                 34,100          848
FleetBoston Financial Corp.                  266,390        9,440
Franchise Finance Corp. of
 America (e)                                   7,200          171
Franklin Resources, Inc.                      41,700        1,345
Fulton Financial Corp.                         2,700           56
Gallagher (Arthur J.) & Co.                    2,000           75
General Growth Properties, Inc. (e)            3,600          118
Golden State Bancorp, Inc. (a)                11,610          179
Golden West Financial Corp.                   20,860          712
Goldman Sachs Group, Inc. (The)               19,300        1,800
Greenpoint Financial Corp.                     9,370          175
Hartford Financial Services Group, Inc.
 (The)                                        73,800        3,851
Heller Financial, Inc. Class A                 2,610           51
Hertz Corp. Class A (e)                        4,600          143
Hibernia Corp. Class A                         8,600           91
Household International Corp.                 47,900        2,000
Imperial Bancorp (a)                           5,600          110
Investors Financial Services Corp.               700           57
Jefferson-Pilot Corp.                         10,500          699
KeyCorp                                       50,020          925
Knight/Trimark Group, Inc.
 Class A (a)                                  50,000        1,881
Lehman Brothers Holdings, Inc.                17,450        1,432
Leucadia National Corp.                        3,200           75
Liberty Property Trust (e)                     4,600          114
Lincoln National Corp.                        13,600          473
Loews Corp.                                   17,520          966
Marsh & McLennan Cos., Inc.                   21,900        2,159
Marshall & Ilsley Corp.                        8,500          395
MBIA, Inc.                                     5,470          270
MBNA Corp.                                   252,700        6,712
Mellon Financial Corp.                        28,500          916
Merrill Lynch & Co., Inc.                     34,700        3,537
Metris Companies, Inc.                         3,000          113
MGIC Investment Corp.                         23,800        1,138
MONY Group, Inc. (The)                         5,900          183
Morgan (J.P.) & Co., Inc.                     39,900        5,122
Morgan Stanley Dean Witter & Co.             225,715       17,324


4  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------     --------
National City Corp.                           53,440          908
Nationwide Financial Services,
 Inc. Class A                                  2,700           75
North Fork Bancorp., Inc.                      4,400           71
Northern Trust Corp.                          27,300        1,751
Old Kent Financial Corp.                       3,400          102
Old Republic International Corp.              34,950          498
Paine Webber Group, Inc.                      12,000          527
Paychex, Inc.                                 35,400        1,863
PMI Group, Inc. (The)                          2,100          102
PNC Bank Corp.                                87,180        3,803
Popular, Inc.                                  2,200           44
Providian Financial Corp.                     18,500        1,629
Radian Group, Inc.                             4,400          224
Regions Financial Corp.                        9,000          184
Reinsurance Group Of America                   2,500           62
Reliastar Financial Corp.                      2,300           99
SAFECO Corp.                                   7,660          169
Schwab (Charles) Corp.                        14,100          627
Silicon Valley Bancshares (a)                  4,400          271
Simon Property Group, Inc. (e)                 9,800          249
SLM Holding Corp.                              4,900          153
SouthTrust Corp.                              17,210          411
Sovereign Bancorp, Inc.                       22,900          157
Spieker Properties, Inc. (e)                   2,600          115
St. Paul Cos., Inc.                           60,580        2,158
State Street Corp.                            22,600        2,189
Summit Bancorp                                 6,210          158
SunTrust Banks, Inc.                          21,300        1,081
TCF Financial Corp.                            3,700           86
Torchmark Corp.                                6,800          170
Transatlantic Holdings, Inc.                     950           79
U.S. Bancorp                                  57,900        1,176
Union Planters Corp.                           3,400           96
UnionBanCal Corp.                             22,390          620
UnumProvident Corp.                           29,700          505
Wachovia Corp.                                 6,600          414
Waddell & Reed Financial, Inc.
 Class A                                       8,250          220
Washington Mutual, Inc.                       44,530        1,138
Wells Fargo Co.                              100,700        4,136
Wilmington Trust Corp.                           900           43
                                                      -----------
                                                          230,391
                                                      -----------

HEALTH CARE - 8.4%
Abbott Laboratories                           54,800        2,106
Allergan, Inc.                                10,920          643
American Home Products Corp.                  90,360        5,077
Amgen, Inc. (a)                               67,570        3,784
Bard (C.R.), Inc.                              3,500          152
Bausch & Lomb, Inc.                            4,400          266
Baxter International, Inc.                   100,200        6,526
Becton, Dickinson & Co.                       94,100        2,411
Biogen, Inc. (a)                                 300           18
Bristol-Myers Squibb Co.                     142,510        7,473
Cardinal Health, Inc.                         76,700        4,223
Celera Genomics                                  300           25
Chiron Corp. (a)                               1,000           45
Columbia/HCA Healthcare Corp.                153,510        4,365
Covance, Inc. (a)                              2,800           26
Edwards Lifesciences Corp. (a)                11,660          175
Elan Corp. PLC - ADR (a)                      84,600        3,627
First Health Group Corp. (a)                   5,700          174
Foundation Health Systems, Inc. (a)           14,700          148
Genentech, Inc. (a)                           61,378        7,181
Genzyme Corp. (a)                              3,100          151
Humana, Inc. (a)                              14,970          115
ICOS Corp. (a)                                   700           28
Immunex Corp. (a)                                900           35
IVAX Corp. (a)                                 7,150          196
Johnson & Johnson                             91,800        7,574
Jones Pharma, Inc.                             1,350           39
Lilly (Eli) & Co.                             25,900        2,002
Mallinckrodt, Inc.                            19,900          535
MedImmune, Inc. (a)                               77           12
Medtronic, Inc.                               88,170        4,579
Merck & Co., Inc.                            139,860        9,720
PacifiCare Health Systems, Inc. (a)           11,600          596
PE Corp. (a)                                  16,200          972
Perrigo Co. (a)                                5,700           32
Pfizer, Inc.                                 200,320        8,438
Pharmacia Corp. (a)                          196,281        9,802
Priority Healthcare Corp. Class B (a)         46,162        2,545
Schering-Plough Corp.                        158,600        6,394
Techne Corp. (a)                               2,600          185
Tenet Healthcare Corp.                       100,780        2,570
Trigon Healthcare, Inc. (a)                    6,000          216
United Health Corp (a)                        56,000        3,735
Universal Health Services, Inc.
 Class B (a)                                   1,300           71
Warner-Lambert Co.                           197,810       22,513
Wellpoint Health Networks, Inc. (a)            6,300          464
                                                      -----------
                                                          131,964
                                                      -----------

INTEGRATED OILS - 4.4%
Amerada Hess Corp.                            64,590        4,110
Ashland, Inc.                                  6,960          238
Chevron Corp.                                 83,480        7,106
Coastal Corp.                                 37,300        1,872
Conoco, Inc. Class B                         140,725        3,501
Enron Corp.                                  178,800       12,460
Exxon Mobil Corp.                            373,275       28,999


                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------
Kerr-McGee Corp.                              21,100        1,092
Lyondell Petrochemical Co.                     9,300          171
Murphy Oil Corp.                               2,500          148
Phillips Petroleum Co.                        40,220        1,908
Texaco, Inc.                                  86,250        4,268
USX-Marathon Group                           121,700        2,836
                                                      -----------
                                                           68,709
                                                      -----------

MATERIALS AND PROCESSING - 4.5%
Air Products & Chemicals, Inc.                17,000          528
Albemarle Corp.                                9,000          188
Alcoa, Inc.                                   86,000        5,579
Allegheny Technologies, Inc.                   1,100           27
American Standard Cos., Inc. (a)              17,200          705
Archer-Daniels-Midland Co.                    50,519          502
Avery Dennison Corp.                             800           53
B.F. Goodrich Co.                             19,820          632
Boise Cascade Corp.                           43,400        1,413
Bowater, Inc.                                  7,600          418
Centex Corp.                                  22,900          552
Champion International Corp.                  10,700          704
Chesapeake Corp.                                 800           25
Consolidated Papers, Inc.                      6,300          239
Corning, Inc.                                 60,227       11,895
Dow Chemical Co.                              34,270        3,873
du Pont (E.I.) de Nemours & Co.               83,185        3,946
Eastman Chemical Co.                          33,600        1,758
Engelhard Corp.                               16,100          283
FBR Asset Investment Corp.                    23,000          272
FMC Corp. (a)                                  2,300          134
Fort James Corp.                               4,900          117
Freeport-McMoRan Copper & Gold, Inc.
 Class A (a)                                   3,300           31
Georgia Gulf Corp.                             5,900          142
Georgia-Pacific Corp. (Timber Group)           2,900           67
Georgia-Pacific Group                         29,510        1,084
Granite Construction, Inc.                     3,700           88
Hanna (M.A.) Co.                               3,900           45
Harsco Corp.                                   3,000           89
Illinois Tool Works, Inc.                      3,200          205
IMC Global, Inc.                              11,500          178
International Paper Co.                       69,784        2,565
Johns Manville Corp.                          11,700          122
Kaufman & Broad Home Corp.                     7,740          149
Lafarge Corp.                                  9,800          247
Longview Fibre Co.                             3,300           42
Louisiana Pacific Corp.                       23,100          309
Lubrizol Corp.                                23,200          595
Masco Corp.                                   20,500          460
Millennium Chemicals, Inc.                    10,800          215
Minnesota Mining & Manufacturing Co.          52,100        4,507
Newmont Mining Corp.                          10,200          239
Nucor Corp.                                   35,300        1,518
Owens Corning                                 49,000          891
PPG Industries, Inc.                          15,800          859
Praxair, Inc.                                 60,130        2,672
Precision Castparts Corp.                        100            4
Rayonier, Inc.                                 2,700          127
Reynolds Metals Co.                            6,500          432
Rohm & Haas Co.                                4,800          171
Sherwin-Williams Co.                          29,800          741
Sigma Aldrich Corp.                            9,300          273
Southdown, Inc.                                2,600          151
Standard Register Co.                          1,700           22
Temple-Inland, Inc.                            1,400           70
Timken Co.                                     6,900          128
Tyco International, Ltd.                     285,990       13,138
Union Carbide Corp.                           10,600          625
US Industries, Inc.                            7,100           87
USX-U.S. Steel Group                           5,800          145
Westvaco Corp.                                27,900          860
Weyerhaeuser Co.                              31,750        1,696
Willamette Industries, Inc.                   11,300          431
                                                      -----------
                                                           70,263
                                                      -----------

OTHER ENERGY - 1.8%
AES Corp. (a)                                 15,200        1,367
Apache Corp.                                  34,900        1,690
Baker Hughes, Inc.                            14,300          455
BJ Services Co. (a)                            2,800          197
BP Amoco PLC - ADR                            82,484        4,207
Burlington Resources, Inc.                     7,100          279
Constellation Energy Group                    36,100        1,194
Cooper Cameron Corp. (a)                       2,100          158
El Paso Energy Corp.                          29,500        1,254
ENSCO International, Inc.                      9,500          315
EOG Resources, Inc.                            3,600           90
Flowserve Corp.                                3,800           54
Global Marine, Inc. (a)                        5,200          125
Halliburton Co.                                4,400          194
Helmerich & Payne, Inc.                        5,300          166
Noble Drilling Corp. (a)                       8,600          343
Occidental Petroleum Corp.                    63,700        1,366
Ocean Energy, Inc. (a)                         4,400           57
ONEOK, Inc.                                    2,900           73
Pioneer Natural Resources Co. (a)              3,500           36
R&B Falcon Corp. (a)                          13,200          274
Rowan Cos., Inc. (a)                           9,400          263
Santa Fe Snyder Corp. (a)                      6,100           56
Schlumberger, Ltd.                            34,700        2,657


6  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------
Sempra Energy                                 45,600          846
Smith International, Inc. (a)                  1,900          144
Sunoco, Inc.                                  18,350          556
Tidewater, Inc.                                1,600           48
Tosco Corp.                                   55,740        1,787
Transocean Sedco Forex, Inc.                  47,800        2,247
Ultramar Diamond Shamrock Corp.               49,860        1,234
Union Pacific Resources Group, Inc.           20,200          388
Unocal Corp.                                  90,500        2,924
Valero Energy Corp.                            6,000          174
Weatherford International, Inc. (a)            5,500          222
                                                      -----------
                                                           27,440
                                                      -----------

PRODUCER DURABLES - 6.9%
AMETEK, Inc.                                   1,200           25
Applied Materials, Inc. (a)                  192,811       19,631
Beckman Coulter, Inc.                          5,200          337
Boston Scientific Corp. (a)                    9,100          241
Briggs & Stratton Corp.                        3,900          150
Caterpillar, Inc.                             27,320        1,077
Chartered Semiconductor Manufacturing -
 ADR (a)                                       1,330          116
Clayton Homes, Inc.                           11,700          111
Cognex Corp. (a)                               1,500           84
Cordant Technologies, Inc.                     5,600          317
Crane Co.                                      5,500          148
Credence Systems Corp. (a)                     1,000          143
Cummins Engine Co., Inc.                      10,890          387
D.R. Horton, Inc.                              8,900          115
Deere & Co.                                  127,600        5,152
Donaldson Co., Inc.                            2,200           51
Dover Corp.                                   47,200        2,398
Emerson Electric Co.                          42,000        2,305
General Electric Co.                         273,658       43,033
Grant Prideco, Inc. (a)                        5,500          106
Honeywell International, Inc.                114,912        6,435
Ingersoll-Rand Co.                            54,100        2,539
ITT Industries, Inc.                           7,960          251
Johnson Controls, Inc.                        13,900          880
Kennametal, Inc.                               7,300          210
KLA Tencor Corporation (a)                    18,000        1,348
Lexmark International Group, Inc.
 Class A (a)                                   5,088          600
Litton Industries, Inc. (a)                    4,400          191
Lockheed Martin Corp.                         25,500          634
MagneTek, Inc. (a)                             4,800           40
Mettler-Toledo International, Inc. (a)         2,800           97
Millipore Corp.                                3,100          222
Molex, Inc.                                    1,624           89
NACCO Industries, Inc. Class A                 1,000           45
National Service Industries, Inc.              7,000          151
Northrop Grumman Corp.                        21,100        1,495
Novellus Systems, Inc. (a)                    17,000        1,131
Pall Corp.                                    13,100          292
Parker-Hannifin Corp.                         17,480          813
Pitney Bowes, Inc.                             2,800          114
Pulte Corp.                                    6,430          138
Raytheon Co. Class B                          30,860          685
Rockwell International Corp.                  26,000        1,024
Sawtek, Inc. (a)                               1,000           48
Snap-On Tools Corp.                            4,800          127
Solectron Corp. (a)                           13,300          623
Stewart & Stevenson Services, Inc.             2,000           24
Tecumseh Products Co. Class A                  1,940           90
Teradyne, Inc. (a)                            18,000        1,980
Textron, Inc.                                 41,070        2,544
Thermo Instrument Systems, Inc. (a)            1,000           18
United Technologies Corp.                     91,900        5,715
Xerox Corp.                                   64,000        1,691
                                                      -----------
                                                          108,211
                                                      -----------

TECHNOLOGY - 22.7%
3Com Corp. (a)                                34,500        1,358
Adaptec, Inc. (a)                              2,900           78
Adobe Systems, Inc.                           32,345        3,912
Adtran, Inc. (a)                              35,000        2,363
Advanced Micro Devices, Inc. (a)              59,700        5,239
Agilent Technologies, Inc. (a)                19,016        1,685
Altera Corp. (a)                              13,800        1,410
America Online, Inc. (a)                     226,405       13,542
Analog Devices, Inc. (a)                      55,900        4,294
Apple Computer, Inc. (a)                      45,850        5,688
Applied Micro Circuits Corp. (a)              28,900        3,723
Arrow Electronics, Inc. (a)                   58,500        2,563
Atmel Corp. (a)                                4,400          215
Autodesk, Inc.                                49,200        1,888
Automatic Data Processing, Inc.                8,300          447
Avnet, Inc.                                    4,800          377
AVX Corp.                                      5,600          546
BEA Systems, Inc. (a)                            400           19
Broadcom Corp. Class A (a)                     5,500          948
BroadVision, Inc. (a)                         16,700          734
Brocade Communications Systems, Inc. (a)       6,000          742
Cabletron Systems, Inc. (a)                    5,600          128
Cisco Systems, Inc. (a)                      561,551       38,958
CMGI, Inc.(a)                                 13,000          927
Comdisco, Inc.                                10,900          339
COMPAQ Computer Corp.                        174,740        5,111
Computer Associates International, Inc.       67,476        3,766
Computer Sciences Corp. (a)                   36,500        2,977

                                                      Diversified Equity Fund  7

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------
Comverse Technology, Inc. (a)                 13,400        1,195
Cooper Industries, Inc.                        3,300          113
Cypress Semiconductor Corp. (a)               62,300        3,236
Dell Computer Corp. (a)                      149,240        7,471
DST Systems, Inc. (a)                          2,900          215
E-Tek Dynamics, Inc. (a)                      13,000        2,661
EarthLink, Inc. (a)                           64,631        1,216
Electronic Data Systems Corp.                 61,898        4,255
EMC Corp. (a)                                143,764       19,974
Fairchild Semiconductor Corp.
 Class A (a)                                  24,600        1,169
Fiserv, Inc. (a)                               9,100          418
General Dynamics Corp.                        70,304        4,113
General Motors Corp. Class H (a)              38,774        3,734
GTECH Holdings Corp. (a)                       8,300          172
Hewlett-Packard Co.                           81,290       10,974
i2 Technologies, Inc. (a)                      1,800          233
Ikon Office Solutions, Inc.                    6,100           36
Imation Corp. (a)                              3,800          107
IMS Health, Inc.                              56,900          971
Integrated Device Technology, Inc. (a)         3,300          158
Intel Corp.                                  240,486       30,497
International Business Machines Corp.        117,400       13,105
International Game Technology                  7,800          190
JDS Uniphase Corp. (a)                        75,760        7,855
Juniper Networks, Inc. (a)                    21,250        4,517
Kemet Corp. (a)                                2,500          186
Koninklijke (Royal) Philips
 Electronics - (a)                            76,960        3,434
LSI Logic Corp. (a)                           84,200        5,263
Lucent Technologies, Inc.                    111,170        6,913
Maxim Integrated Products, Inc. (a)            2,700          175
Mercury Interactive Corp. (a)                  1,600          144
Microchip Technology, Inc. (a)                 1,400           87
Micron Technology, Inc. (a)                   21,980        3,061
Microsoft Corp. (a)                          169,270       11,807
Motorola, Inc.                                90,225       10,742
National Semiconductor Corp. (a)              13,600          826
NCR Corp. (a)                                  2,800          108
Network Appliance, Inc. (a)                   25,560        1,890
Nortel Networks Corp.                        114,940       13,017
Oracle Systems Corp. (a)                     277,079       22,132
PeopleSoft, Inc. (a)                           2,200           31
PMC - Sierra, Inc. (a)                        14,400        2,761
QUALCOMM, Inc. (a)                            60,719        6,584
Quantum Corp. - DLT &
 Storage Systems (a)                           6,700           79
Quantum Corp. - Hard Disk Drive (a)            7,300           85
Redback Networks, Inc. (a)                     9,300          735
Safeguard Scientifics, Inc. (a)                4,700          196
SCI Systems, Inc. (a)                          9,500          506
Seagate Technology (a)                        12,800          650
Siebel Systems, Inc. (a)                      10,000        1,229
Sony Corp. - ADR                              27,051        6,103
Structural Dynamics Research Corp. (a)         3,300           43
Sun Microsystems, Inc. (a)                   178,258       16,389
SunGard Data Systems (a)                       2,900          100
Sybase, Inc. (a)                               3,900           79
Symantec Corp. (a)                             2,900          181
Tech Data Corp. (a)                            7,200          301
Teledyne Technologies, Inc. (a)                1,400           25
Texas Instruments, Inc.                       55,313        9,009
Titan Corp. (a)                                4,091          176
Total Systems Services, Inc.                   2,800           55
Veritas Software Corp. (a)                    38,160        4,092
Vishay Intertechnology, Inc. (a)               7,100          595
Xilinx, Inc. (a)                              29,500        2,160
                                                      -----------
                                                          354,511
                                                      -----------

UTILITIES - 10.5%
ADC Telecommunications, Inc. (a)              50,500        3,065
Adelphia Communications Corp. (a)             36,500        1,804
Allegheny Energy, Inc.                        17,380          528
Alliant Energy Corp.                           5,900          177
Alltel Corp.                                  15,300        1,019
Ameren Corp.                                  17,370          637
American Electric Power Co., Inc.             14,400          527
AT&T Corp.                                   299,995       14,006
AT&T Wireless Group New (a)                  103,100        3,280
Bell Atlantic Corp.                          211,800       12,549
BellSouth Corp.                              240,570       11,713
BroadWing, Inc. (a)                           55,000        1,557
Cablevision Systems Corp. Class A (a)          2,000          135
Calpine Corp. (a)                              5,200          476
Centennial Cellular Corp. Class A (a)          1,800           35
Central & Southwest Corp.                     18,000          390
CenturyTel, Inc.                               8,100          198
Cinergy Corp.                                 16,020          429
Citizens Utilities Co. Class B (a)            24,000          386
CMS Energy Corp.                               4,230           80
Columbia Energy Group                          3,100          195
Comcast Corp. Special Class A                165,510        6,631

8  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------
CommScope, Inc. (a)                           44,000        2,090
Consolidated Edison, Inc.                     19,500          686
Cox Communications, Inc. Class A (a)          10,500          450
Dominion Resources, Inc.                      34,400        1,548
DPL, Inc.                                     16,600          386
DTE Energy Co.                                13,800          450
Duke Energy Corp.                             20,200        1,162
Dycom Industries, Inc. (a)                     1,500           78
Dynegy, Inc. Class A                          25,000        1,636
Edison International                          16,300          311
Energy East Corp.                              4,100           86
Entergy Corp.                                 32,540          828
FirstEnergy Corp.                             72,740        1,850
Florida Progress Corp.                        10,400          510
FPL Group, Inc.                               14,600          660
GPU, Inc.                                     24,030          674
GTE Corp.                                     83,200        5,637
KeySpan Corp.                                 22,600          664
Level 3 Communications, Inc. (a)              23,690        2,105
MasTec, Inc. (a)                               1,100           95
MCI WorldCom, Inc. (a)                       138,500        6,293
MCN Energy Group, Inc.                         2,200           55
New Century Energies, Inc.                     4,600          150
Nextel Communications, Inc.
 Class A (a)                                  23,410        2,562
Nextlink Communications, Inc.
 Class A (a)                                     300           25
Nokia Corp. - ADR                            206,390       11,738
Northeast Utilities                           21,800          469
OGE Energy Corp.                               2,500           50
Peco Energy Co.                               14,900          621
PG&E Corp.                                   108,360        2,811
Pinnacle West Capital Corp.                   18,200          639
Powertel, Inc. (a)                             1,400           93
PPL Corp.                                     84,300        2,013
Public Service Co. of New Mexico               5,970          107
Public Service Enterprise Group, Inc.         40,690        1,460
Quanta Services, Inc. (a)                      3,150          146
Questar Corp.                                  4,500           85
Reliant Energy, Inc.                          55,720        1,484
SBC Communications, Inc.                     310,830       13,618
SDL, Inc. (a)                                 14,700        2,866
Southern Co.                                  39,500          985
Sprint Corp. (Fon Group)                     149,550        9,197
Sprint Corp. (PCS Group) (a)                 130,869        7,198
Telephone & Data Systems, Inc.                 5,700          581
Texas Utilities Co.                           69,010        2,325
U.S. West, Inc.                               30,900        2,200
Unicom Corp.                                  18,900          751
UtiliCorp United, Inc.                         6,630          128
Viacom, Inc. Class A (a)                       1,400           77
Vodafone Group PLC - ADR                     205,656        9,666
VoiceStream Wireless Corp. (a)                   900           89
Western Resources, Inc.                       22,970          361
WinStar Communications, Inc. (a)               7,700          306
Wisconsin Energy Corp.                        18,600          397
                                                      -----------
                                                          163,269
                                                      -----------

TOTAL COMMON STOCKS
(cost $1,199,637)                                       1,439,497
                                                      -----------

                                            PRINCIPAL
                                             AMOUNT
                                             (000)
                                               $
                                          ------------
LONG-TERM INVESTMENTS - 0.0%
CORPORATE BONDS AND NOTES - 0.0%
Redback Networks, Inc. (conv.)
 5.000% due 04/01/07                            207           140
                                                      -----------

TOTAL LONG-TERM INVESTMENTS
(cost $207)                                                   140
                                                      -----------

SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)              113,346      113,346
United States Treasury
 Bills (b)(c)(d)
 5.390% due 06/29/00                             700          694
 5.440% due 06/29/00                           1,000          991
 5.465% due 06/29/00                           2,500        2,477
 5.470% due 06/29/00                           4,000        3,963
 5.500% due 06/29/00                             750          743
 5.620% due 06/29/00                           1,500        1,486
                                                      -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $123,700)                                           123,700
                                                      -----------

                                                      Diversified Equity Fund  9

DIVERSIFIED EQUITY FUND

                                                     April 30, 2000 (Unaudited)


                                                          MARKET
                                                          VALUE
                                                          (000)
                                                            $
                                                        ---------
TOTAL INVESTMENTS - 100.1%
(identified cost $1,323,544)                            1,563,337

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                               (1,550)
                                                        ---------

NET ASSETS - 100.0%                                     1,561,787
                                                        =========


                                                  UNREALIZED
                                NUMBER           APPRECIATION
                                  OF            (DEPRECIATION)
                               CONTRACTS            (000)
                              ------------     ----------------

FUTURES CONTRACTS
S&P 500 Index
 expiration date 06/00                 333     $          3,213
                                               ----------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                           $          3,213
                                               ================

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt


See accompanying notes which are an integral part of the financial statements.


10  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $1,323,544) ...............  $  1,563,337
Receivables:
 Dividends and interest ..........................................         1,685
 Investments sold ................................................        25,379
 Fund shares sold ................................................         2,474
 From Advisor ....................................................            24
Prepaid expenses .................................................            17
                                                                    ------------

   Total assets ..................................................     1,592,916

LIABILITIES
Payables:
 Investments purchased ............................   $     27,413
 Fund shares redeemed .............................          1,778
 Accrued fees to affiliates .......................          1,190
 Other accrued expenses ...........................            143
 Daily variation margin on futures contracts ......            605
                                                      ------------

   Total liabilities .............................................        31,129
                                                                    ------------

NET ASSETS .......................................................  $  1,561,787
                                                                    ============

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................  $        351
Accumulated net realized gain (loss)  ............................       118,600
Unrealized appreciation (depreciation) on:
 Investments .....................................................       239,793
 Futures contracts ...............................................         3,213
Shares of beneficial interest ....................................           306
Additional paid-in capital .......................................     1,199,524
                                                                    ------------

NET ASSETS .......................................................  $  1,561,787
                                                                    ============
NET ASSET VALUE, offering and redemption price per share:
 Class C ($17,599,330 divided by 347,233 shares of $.01 par
 value shares of beneficial interest outstanding) ................  $      50.68
                                                                    ============
 Class E ($13,410,454 divided by 263,030 shares of $.01 par
 value shares of beneficial interest outstanding) ................  $      50.98
                                                                    ============
 Class S ($1,530,777,687 divided by 30,030,666 shares of $.01
 par value shares of beneficial interest outstanding) ............  $      50.97
                                                                    ============


  See accompanying notes which are an integral part of the financial statements.

                                                     Diversified Equity Fund  11

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands



                                                             FOUR MONTHS ENDED
                                                              APRIL 30, 2000         YEAR ENDED
                                                                (UNAUDITED)       DECEMBER 31, 1999
                                                             -----------------    -----------------
INVESTMENT INCOME
 Dividends ...............................................   $           5,185    $          16,888
 Dividends from Money Market Fund ........................               2,104                3,899
 Interest ................................................                  41                  446
                                                             -----------------    -----------------

   Total investment income ...............................               7,330               21,233
                                                             -----------------    -----------------
EXPENSES
 Advisory fees ...........................................               3,705               10,643
 Administrative fees .....................................                 256                  734
 Custodian fees ..........................................                 221                  711
 Distribution fees - Class C .............................                  40                   49
 Transfer agent fees .....................................                 432                1,263
 Professional fees .......................................                  25                   52
 Registration fees .......................................                  77                  182
 Shareholder servicing fees - Class C ....................                  13                   16
 Shareholder servicing fees - Class E ....................                  11                   31
 Trustees' fees ..........................................                   7                   10
 Miscellaneous ...........................................                  32                  123
                                                             -----------------    -----------------

   Total expenses ........................................               4,819               13,814
                                                             -----------------    -----------------

Net investment income ....................................               2,511                7,419
                                                             -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .............................................              28,934              246,363
 Futures contracts .......................................                (686)              11,461
 Foreign currency-related transactions ...................                   1                   --
                                                             -----------------    -----------------
                                                                        28,249              257,824
                                                             -----------------    -----------------
Net change in unrealized appreciation (depreciation) on:
 Investments .............................................             (86,607)             (16,913)
 Futures contracts .......................................              (2,035)               1,995
 Foreign currency-related transactions ...................                  (1)                  --
                                                             -----------------    -----------------
                                                                       (88,643)             (14,918)
                                                             -----------------    -----------------

Net realized and unrealized gain (loss) ..................             (60,394)             242,906
                                                             -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....   $         (57,883)   $         250,325
                                                             =================    =================


See accompanying notes which are an integral part of the financial statements.

12  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                     FOUR MONTHS ENDED
                                                                       APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                                                         (UNAUDITED)     DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                     -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...........................................   $           2,511   $           7,419   $           7,673
 Net realized gain (loss) ........................................              28,249             257,824              92,820
 Net change in unrealized appreciation (depreciation) ............             (88,643)            (14,918)            174,452
                                                                     -----------------   -----------------   -----------------

   Net increase (decrease) in net assets from operations .........             (57,883)            250,325             274,945
                                                                     -----------------   -----------------   -----------------
DISTRIBUTIONS
 From net investment income
   Class C .......................................................                  --                  (1)                 --
   Class E .......................................................                 (29)                (23)                 (9)
   Class S .......................................................              (2,131)             (8,208)             (7,563)
 From net realized gain
   Class C .......................................................                (375)             (1,313)                 --
   Class E .......................................................                (303)             (1,234)               (334)
   Class S .......................................................             (35,620)           (152,916)            (66,093)
                                                                     -----------------   -----------------   -----------------

     Net decrease in net assets from distributions ...............             (38,458)           (163,695)            (73,999)
                                                                     -----------------   -----------------   -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ...              60,463             135,012             129,618
                                                                     -----------------   -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................             (35,878)            221,642             330,564

NET ASSETS
 Beginning of period .............................................           1,597,665           1,376,023           1,045,459
                                                                     -----------------   -----------------   -----------------

 End of period (including undistributed net investment income of
   $351 at April 30, 2000 and $109  at December 31, 1998) ........   $       1,561,787   $       1,597,665   $       1,376,023
                                                                     =================   =================   =================


  See accompanying notes which are an integral part of the financial statements.

                                                     Diversified Equity Fund  13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                2000*        1999**
                                                             ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $    54.13    $    52.04
                                                             ----------    ----------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) .........................         (.09)         (.20)
 Net realized and unrealized gain (loss) .................        (2.14)         8.14
                                                             ----------    ----------

   Total income from operations ..........................        (2.23)         7.94
                                                             ----------    ----------
DISTRIBUTIONS
 From net investment income ..............................           --          (.03)
 From net realized gain ..................................        (1.22)        (5.82)
                                                             ----------    ----------

   Total distributions ...................................        (1.22)        (5.85)
                                                             ----------    ----------

NET ASSET VALUE, END OF PERIOD ...........................   $    50.68    $    54.13
                                                             ==========    ==========

TOTAL RETURN (%)(b) ......................................        (3.99)        15.83

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ................       17,599        14,787

 Ratios to average net assets (%)(c):
   Operating expenses ....................................         1.93          1.94
   Net investment income (loss) ..........................         (.50)         (.41)

 Portfolio turnover rate (%) .............................        64.59        110.36


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


14  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                            YEARS ENDED DECEMBER 31,
                                                                  ------------------------------------------
                                                     2000*            1999            1998           1997**
                                                   ----------     -----------     -----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD ............  $    54.43     $     51.40     $     43.64     $    45.55
                                                   ----------     -----------     -----------     ----------

INCOME FROM OPERATIONS
 Net investment income (a) ......................         .04             .13             .10            .06
 Net realized and unrealized gain (loss) ........       (2.16)           8.81           10.34           7.97
                                                   ----------     -----------     -----------     ----------

   Total income from operations .................       (2.12)           8.94           10.44           8.03
                                                   ----------     -----------     -----------     ----------

DISTRIBUTIONS
 From net investment income .....................        (.11)           (.09)           (.08)          (.07)
 From net realized gain .........................       (1.22)          (5.82)          (2.60)         (9.87)
                                                   ----------     -----------     -----------     ----------

   Total distributions ..........................       (1.33)          (5.91)          (2.68)         (9.94)
                                                   ----------     -----------     -----------     ----------

NET ASSET VALUE, END OF PERIOD ..................  $    50.98     $     54.43     $     51.40     $    43.64
                                                   ==========     ===========     ===========     ==========

TOTAL RETURN (%)(b) .............................       (3.76)          17.95           24.59          15.99

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .......      13,410          12,958           9,007          2,839

 Ratios to average net assets (%)(c):
   Operating expenses ...........................        1.18            1.19            1.33           1.63
   Net investment income ........................         .25             .23             .21            .10

 Portfolio turnover rate (%) ....................       64.59          110.36          100.31         114.11

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


                                                     Diversified Equity Fund  15

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                                 2000*          1999           1998           1997         1996         1995
                                              -----------    ----------     ----------     ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....     $    54.33     $    51.39     $    43.64     $    41.45   $    38.62   $    32.26
                                              -----------    ----------     ----------     ----------   ----------   ----------

INCOME FROM OPERATIONS
 Net investment income (a) ..............            .09            .28            .30            .37          .48          .60
 Net realized and unrealized gain (loss).          (2.16)          8.79          10.34          12.06         8.15        10.63
                                              -----------    ----------     ----------     ----------   ----------   ----------

   Total income from operations .........          (2.07)          9.07          10.64          12.43         8.63        11.23
                                              -----------    ----------     ----------     ----------   ----------   ----------

DISTRIBUTIONS
 From net investment income .............           (.07)          (.31)          (.29)          (.37)        (.48)        (.60)
 From net realized gain .................          (1.22)         (5.82)         (2.60)         (9.87)       (5.32)       (4.27)
                                              -----------    ----------     ----------     ----------   ----------   ----------

   Total distributions ..................          (1.29)         (6.13)         (2.89)        (10.24)       (5.80)       (4.87)
                                              -----------    ----------     ----------     ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD ..........     $    50.97     $    54.33     $    51.39     $    43.64   $    41.45   $    38.62
                                              ==========     ==========     ==========     ==========   ==========   ==========

TOTAL RETURN (%)(b) .....................          (3.68)         18.21          25.11          31.32        23.29        35.17

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)      1,530,778      1,569,920      1,367,016      1,042,620      699,691      530,645

 Ratios to average net assets (%)(c):
   Operating expenses ...................            .93            .93            .91            .92          .94          .95
   Net investment income ................            .50            .51            .62            .80         1.18         1.56

 Portfolio turnover rate (%) ............          64.59         110.36         100.31         114.11        99.90        92.53


*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


16  Diversified Equity Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

COMMON STOCKS - 89.3%
AUTO AND TRANSPORTATION - 3.0%
AAR Corp.                                     23,700         357
Alaska Air Group, Inc. (a)                     2,200          63
America West Holding Corp.
 Class B (a)                                  19,500         285
American Axle & Manufacturing Holdings,
 Inc. (a)                                        800          12
American Freightways Corp. (a)                25,700         474
Amtran, Inc. (a)                               4,000          66
Atlantic Coast Airlines, Inc. (a)              9,600         289
Autoliv, Inc.                                  1,700          48
Aviall, Inc. (a)                               7,300          45
Avis Rent A Car, Inc. (a)                     33,700         682
Bandag, Inc.                                   4,500         107
Borg-Warner Automotive, Inc.                   4,700         197
C.H. Robinson Worldwide, Inc.                 20,300       1,014
CNF Transportation, Inc.                      27,100         757
Coachmen Industries, Inc.                     50,300         777
Continental Airlines, Inc. Class B (a)         4,900         196
Cooper Tire & Rubber Co.                      19,100         258
Dollar Thrifty Automotive
 Group, Inc. (a)                              25,700         540
Dura Automotive Systems, Inc. (a)              5,900          96
Expeditors International of
 Washington, Inc.                             16,300         693
Federal-Mogul Corp.                            4,100          56
FedEx Corp. (a)                               29,900       1,127
Fleetwood Enterprises, Inc.                    6,200          91
Florida East Coast Industries, Inc.            1,000          49
Fritz Companies, Inc. (a)                     13,800         132
Kirby Corp. (a)                                3,300          68
Landstar Systems, Inc. (a)                    20,000       1,144
Lear Corp. (a)                                34,900       1,045
M.S. Carriers, Inc. (a)                        2,500          58
Meritor Automotive, Inc.                      11,900         179
Monaco Coach Corp. (a)                         5,050          83
National R.V. Holdings, Inc. (a)               3,800          47
Navistar International Corp. (a)               6,000         210
Northwest Airlines Corp. Class A (a)           3,500          86
Offshore Logistics, Inc. (a)                  95,700       1,124
Polaris Industries, Inc.                      16,000         490
Roadway Express, Inc.                         11,700         274
Ryder System, Inc.                            21,500         477
Skywest, Inc.                                 47,450       1,999
Superior Industries International, Inc.       40,500       1,304
Thor Industries, Inc.                         20,000         539
Tower Automotive, Inc. (a)                     6,200          97
Trinity Industries, Inc.                      66,700       1,484
UAL Corp. (a)                                 32,500       1,881
United Auto Group, Inc. (a)                    6,300          55
USFreightways Corp.                           25,000       1,153
Wabash National Corp.                         14,700         213
XTRA Corp. (a)                                 5,600         262
Yellow Corp. (a)                              27,200         516
                                                      ----------
                                                          23,199
                                                      ----------

CONSUMER DISCRETIONARY - 13.2%
24/7 Media, Inc. (a)                           2,100          41
Aaron Rents, Inc.                              9,100         132
Alberto Culver Co. Class B                     9,100         215
American Greetings Corp. Class A              97,900       1,774
Ames Department Stores, Inc. (a)               3,600          65
Anchor Gaming (a)                              5,300         213
Applebee's International, Inc.                25,000         911
Argosy Gaming Co. (a)                         50,500         808
Aztar Corp. (a)                               44,300         529
Banta Corp.                                   70,600       1,381
Barnes & Noble, Inc. (a)                       2,200          41
Belo (A.H.) Corp. Class A                     10,800         180
BHC Communications, Inc. Class A                 500          77
BJ's Wholesale Club, Inc. (a)                 36,200       1,283
Borders Group, Inc. (a)                        2,700          43
Boyd Gaming Corp. (a)                         20,600         104
Brightpoint, Inc. (a)                         47,200         552
Brinker International, Inc. (a)               63,900       2,037
Brown Shoe Co., Inc.                          12,100         124
Brunswick Corp.                               51,700         992
Buckeye Technologies, Inc. (a)                21,200         405
Buffets, Inc. (a)                             12,400         121
Burlington Coat Factory
 Warehouse Corp.                              23,100         347
Callaway Golf Co.                              3,100          52
Catalina Marketing Corp. (a)                     800          81
Cato Corp. Class A                             8,800          92
CDI Corp. (a)                                  4,900         110
CEC Entertainment, Inc. (a)                   22,025         661
Central Garden & Pet Co. (a)                   6,500          68
Central Newspapers, Inc. Class A              50,500       1,550
Choice Hotels International, Inc. (a)          6,800          90
Chris Craft Industries, Inc. (a)               2,603         160
Claire's Stores, Inc.                         74,100       1,366
Convergys Corp. (a)                           30,500       1,342
Cost Plus, Inc. (a)                            2,600          78
Cox Radio, Inc. Class A (a)                    6,300         457
Crestline Capital Corp. (a)                    9,300         160
CSX Auto Corp. (a)                             5,300          56
Darden Restaurants, Inc.                       4,700          87
DeVry, Inc. (a)                               59,800       1,424
Diamond Technology
 Partners, Inc. (a)                           37,600       2,975
Dillard's, Inc. Class A                        3,400          47

18 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Dollar Tree Stores, Inc. (a)                  18,500       1,070
Dover Downs Entertainment, Inc.                4,200          51
Dress Barn, Inc. (a)                           4,300          83
Emmis Broadcasting Corp.
 Class A (a)                                  37,300       1,583
Entercom Communications Corp. (a)             18,300         778
Ethan Allen Interiors, Inc.                    7,100         189
Extended Stay America, Inc. (a)                3,000          27
Fairfield Communities, Inc. (a)                5,400          49
Family Dollar Stores, Inc.                    32,300         616
Federated Department Stores, Inc. (a)         30,500       1,037
Fluor Corp.                                   45,400       1,524
Fossil, Inc. (a)                               4,000          83
Furniture Brands International, Inc. (a)      75,600       1,413
G & K Services, Inc. Class A                  23,100         563
Genlyte Group, Inc. (The) (a)                  8,600         169
Getty Images, Inc. (a)                         1,500          45
Grey Advertising, Inc.                         4,025       1,808
Handleman Co. (a)                             15,900         191
Harman International Industries, Inc.          1,100          72
Harrah's Entertainment, Inc. (a)               7,200         148
Harte Hanks Communications                    50,800       1,257
Haverty Furniture Co., Inc.                   16,000         180
Hearst-Argyle Television, Inc. (a)            49,900       1,063
Hispanic Broadcasting Corp. (a)                8,400         846
HotJobs.com, Ltd. (a)                          2,000          23
Houghton Mifflin Co.                          12,400         515
IHOP Corp. (a)                                 1,900          31
Interim Services, Inc. (a)                     2,600          45
Interpublic Group Cos., Inc.                  29,000       1,189
JAKKS Pacific, Inc. (a)                        4,700          86
Jones Apparel Group, Inc. (a)                  5,700         169
K-Swiss, Inc. Class A                          3,800          56
Kelly Services, Inc. Class A                   5,500         130
Knight-Ridder, Inc.                           30,800       1,511
La-Z-Boy Inc.                                 25,000         392
Lamar Advertising Co. Class A (a)             27,800       1,209
Lancaster Colony Corp.                         1,500          39
Landry's Seafood Restaurants, Inc.            25,500         220
Lason, Inc. (a)                                7,900          36
Learning Tree International, Inc. (a)         33,900       1,612
Lee Enterprises, Inc.                         50,000       1,134
Libbey, Inc.                                   3,000          92
Liberty Digital, Inc. Class A (a)              1,900          60
Linens 'N Things, Inc. (a)                     1,800          56
Liz Claiborne, Inc.                            1,500          69
Lone Star Steakhouse & Saloon                  7,600          89
Mail-Well, Inc. (a)                            7,200          64
Mandalay Resort Group (a)                      4,600          87
Manpower, Inc.                                24,900         879
MAXIMUS, Inc. (a)                             22,300         525
McClatchy Co. (The) Class A                   57,275       1,815
McGraw-Hill, Inc.                             31,400       1,649
Media General, Inc. Class A                    1,200          59
Meredith Corp.                                43,900       1,221
MGM Grand, Inc.                               42,500       1,254
Michaels Stores, Inc. (a)                     51,800       2,043
Modem Media Poppe Tyson, Inc. (a)              5,700          83
Modis Professional Services, Inc. (a)         38,100         288
Movado Group, Inc.                             4,600          39
Nautica Enterprises, Inc. (a)                  6,400          72
NBC Internet, Inc. Class A New (a)             1,600          37
NOVA Corp. / Georgia (a)                       3,100          98
Nu Skin Enterprises, Inc. Class A (a)          7,400          57
Oakley, Inc. (a)                              16,100         185
On Assignment, Inc. (a)                       77,200       2,413
Oshkosh B' Gosh, Inc. Class A                 28,000         453
Outback Steakhouse, Inc. (a)                  26,100         853
Oxford Industries, Inc.                        5,900         100
P.F. Chang's China Bistro, Inc.
 New (a)                                       9,400         328
Pacific Sunwear of California (a)             30,600       1,042
Park Place Entertainment Corp. (a)           108,500       1,390
Penton Media, Inc.                            60,017       1,579
Personnel Group of America, Inc. (a)           8,500          45
Petco Animal Supplies, Inc. (a)               31,100         358
Phillips-Van Heusen Corp.                      7,900          67
Pier 1 Imports, Inc.                          49,000         557
Pinnacle Entertainment, Inc. (a)              26,000         522
Pittston Brink's Group                        34,600         567
Polo Ralph Lauren Corp. Class A (a)            4,900          80
Pomeroy Computer
 Resources, Inc. (a)                           3,800          60
Pre-paid Legal Services, Inc. (a)             28,700         918
Premier Parks, Inc. (a)                        1,900          41
Pulitzer, Inc.                                 4,800         184
R.H. Donnelley Corp.                          12,900         258
RARE Hospitality
 International, Inc. (a)                      14,900         461
Reebok International, Ltd. (a)                 6,800         116
Regis Corp.                                   35,700         415
Rent-A-Center, Inc. (a)                        3,200          64
Rent-Way, Inc. (a)                             3,800          99
Robert Half International, Inc. (a)           14,000         856
Ross Stores, Inc.                            129,200       2,673
Ruby Tuesday, Inc.                            16,700         350
Russell Corp.                                 11,300         222
Ryan's Family Steak Houses, Inc. (a)         123,800       1,211
S1 Corporation (a)                             1,500          81
Salton, Inc. (a)                              10,450         449
Scholastic Corp. (a)                          10,600         495
Schultz Sav-o Stores, Inc.                    74,500         847

                                                          Special Growth Fund 19

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)
                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

SCP Pool Corp. (a)                             2,400          88
Scripps (E.W.) Co. Class A                    31,400       1,466
ShopKo Stores, Inc. (a)                        7,700         138
Sitel Corp. (a)                                7,300          50
Source Information Mgmt.
 Co. (The) (a)                                37,100         545
Spiegel, Inc. Class A                         22,000         181
Springs Industries, Inc.                      17,800         731
Stanley Works (The)                            1,700          50
Station Casinos, Inc. (a)                     61,200       1,744
Steven Madden, Ltd. (a)                       24,100         520
Sturm, Ruger & Co., Inc.                      11,200         112
Talbots, Inc.                                 17,700         895
TeleTech Holdings, Inc. (a)                    1,300          42
TETRA Technologies, Inc. (a)                  49,600       1,166
Tiffany & Co.                                 54,800       3,983
Timberland Co. Class A (a)                    14,600       1,013
TMP Worldwide, Inc. (a)                        1,800         117
Tommy Hilfiger Corp. (a)                      43,400         382
Topps Co., Inc. (a)                            8,100          71
Toro Co.                                       9,000         277
Travelocity.com, Inc. New (a)                  1,900          33
Trendwest Resorts, Inc. (a)                    2,100          48
True North Communications, Inc.               16,700         688
Tupperware Corp.                              17,200         325
Tweeter Home Entertainment
 Group, Inc. New (a)                           9,400         342
United Stationers, Inc. (a)                   42,300       1,409
United Television, Inc.                       11,450       1,543
URS Corp. (a)                                 15,200         194
Valassis Communications, Inc. (a)              3,300         112
Value City Department Stores, Inc. (a)        10,700         109
Valuevision International, Inc.
 Class A (a)                                   1,800          36
Viad Corp.                                    19,700         500
Wallace Computer Services, Inc.                5,800          63
Washington Post Co (The),. Class B             4,200       2,050
Wendy's International, Inc.                    2,200          49
Westwood One, Inc. (a)                        17,600         622
Whitehall Jewellers, Inc. (a)                  3,000          52
Williams-Sonoma, Inc. (a)                      2,000          69
Windmere Corp. (a)                            10,200         163
Young & Rubicam, Inc.                          1,700          95
Zale Corp. (a)                                28,900       1,191
Zomax, Inc. (a)                                1,900          90
                                                      ----------
                                                         100,802
                                                      ----------

CONSUMER STAPLES - 1.6%
Block Drug Co., Inc. Class A                  28,812         819
Canandaigua Brands Co., Inc.
 Class A (a)                                  15,300         771
Church and Dwight Co., Inc.                    2,700          48
Coca-Cola Bottling Co. Consolidated           23,100       1,155
Dean Foods Co.                                23,400         573
Earthgrains Co.                               26,300         370
Hormel Foods Corp.                            68,700       1,048
IBP, Inc.                                     59,800         987
International Home Foods, Inc. (a)            22,800         332
International Multifoods Corp.                14,900         191
Longs Drug Stores, Inc.                       16,000         372
Michael Foods, Inc.                            5,200         111
Nature's Sunshine Products, Inc.              44,100         364
Pepsi Bottling Group, Inc. (The)              54,000       1,164
Performance Food Group Co. (a)                 3,600          95
R.J. Reynolds Tobacco Holdings, Inc.          35,000         726
Ralcorp Holdings, Inc. (a)                    15,000         207
Robert Mondavi Corp. Class A (a)               3,900         129
Schweitzer-Mauduit
 International, Inc.                           5,700          83
Suiza Foods Corp. (a)                         33,000       1,285
SuperValu, Inc.                                4,800          99
Tootsie Roll Industries, Inc.                 27,840         858
Universal Corp.                                5,500         104
Universal Foods Corp.                         21,800         359
Whole Foods Market, Inc. (a)                   1,300          55
                                                      ----------
                                                          12,305
                                                      ----------

FINANCIAL SERVICES - 10.8%
ACE, Ltd.                                     37,400         895
Advanta Corp. Class A                         55,300         940
Affiliated Managers Group, Inc. (a)           29,900       1,200
Allied Capital Corp.                           2,600          48
Allmerica Financial Corp.                     27,100       1,467
American Financial Group, Inc.                10,500         267
American National Insurance Co.                2,300         118
AmeriCredit Corp. (a)                         52,000         972
AmerUs Life Holdings, Inc.                    11,600         231
Andover Bancorp, Inc.                          2,000          54
Archstone Communities Trust                    3,200          69
Associated Banc-Corp.                          4,800         123
Astoria Financial Corp.                       33,700         927
Avalonbay Communities, Inc.                    3,117         122
BancWest Corp.                                10,200         187
Bank United Corp. Class A                     20,400         674
Bay View Capital Corp.                         7,400          53
Bear Stearns Companies Inc. (The)             37,709       1,617
Bedford Property Investors, Inc.               3,585          63
Boston Properties, Inc.                        1,315          46
BRE Properties, Inc.                           2,610          73
Brookline Bancorp., Inc.                       9,700          90
Cabot Industrial Trust                         3,900          75
Capital Automotive                             6,700          93

20 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Capitol Federal Financial                     18,700         182
Capstead Mortgage Corp.                        3,397          13
CarrAmerica Realty Corp.                       2,400          57
Cathay Bancorp, Inc.                          12,500         550
Charter One Financial, Inc.                   39,000         792
Chittenden Corp.                               6,400         170
Citizens Banking Corp.                         1,900          33
City National Corp.                           30,200       1,112
Colonial BancGroup, Inc.                      96,000         900
Comerica, Inc.                                36,000       1,526
Commerce Bancorp, Inc.                         2,535         101
Commerce Bancshares, Inc.                      6,000         185
Commerce Group, Inc.                          11,900         351
Commonwealth Bancorp, Inc.                    10,800         138
Compass Bancshares, Inc.                       2,500          46
Cornerstone Realty Income Trust, Inc.          7,100          72
Crescent Real Estate Equities, Inc.            4,416          76
Cullen Frost Bankers, Inc.                    14,100         348
CVB Financial Corp.                            3,000          48
Dain Rauscher Corp.                           11,000         681
Dime Community Bancorp, Inc.                  11,300         195
Donaldson, Lufkin & Jenrette, Inc.            36,200       1,509
Donaldson, Lufkin & Jenrette, Inc. (a)        10,000         108
Doral Financial Corp.                         10,300         122
Downey Financial Corp.                        15,755         471
DVI, Inc. (a)                                  8,100         112
East West Bancorp, Inc.                        4,300          53
EastGroup Properties, Inc.                     7,300         152
Eaton Vance Corp.                             23,400         990
Edwards (A.G.), Inc.                           4,400         166
Enhance Financial Services
 Group, Inc.                                  16,900         171
F&M National Corp.                             4,600         110
Federated Investors, Inc. Class B              2,300          65
FelCor Lodging Trust, Inc.                     2,700          53
Fidelity National Financial, Inc.              4,990          74
Financial Federal Corp. (a)                    3,500          65
FINOVA Group, Inc.                             2,900          37
First Commerce Bancshares, Inc. Class B        1,900          66
First Commonwealth Financial Corp.             5,200          60
First Federal Capital Corp.                    5,800          66
First Industrial Realty Trust, Inc.            2,800          84
First Republic Bank (a)                        2,100          41
First Washington Bancorp, Inc.                 2,310          33
FirstFed Financial Corp. (a)                  25,200         315
Fremont General Corp.                         30,600         178
Friedman, Billings, Ramsey
 Group, Inc. (a)                               5,600          44
Frontier Financial Corp.                       1,200          23
Gables Residential Trust                      52,000       1,248
GBC Bancorp                                    4,900         136
Golden State Bancorp, Inc. (a)                24,000         369
Greater Bay Bancorp                            8,700         370
Greenpoint Financial Corp.                    52,800         983
Hamilton Bancorp, Inc. (a)                     8,200         150
Harbor Florida Bancshares, Inc.                8,200          86
Hibernia Corp. Class A                         7,600          81
Highwoods Properties, Inc.                     2,600          59
Hudson United Bancorp                         36,500         824
Imperial Bancorp (a)                          37,168         729
Independence Community Bank Corp.             19,900         233
IndyMac Mortgage Holdings, Inc.                5,900          77
Investment Technology Group (a)                1,700          64
Investors Financial Services Corp.            25,600       2,077
IPC Holdings, Ltd.                            67,000         838
Irwin Financial Corp.                          2,700          46
Jack Henry & Associates, Inc.                 40,000       1,578
Jefferies Group, Inc.                         14,300         315
John Nuveen & Co., Inc. Class A                6,300         251
Keystone Financial, Inc.                      14,000         209
LandAmerica Financial Group, Inc.              3,100          55
LaSalle Hotel Properties                       7,300         110
Legg Mason, Inc.                              50,400       1,906
Leucadia National Corp.                       25,300         590
Liberty Financial Cos., Inc.                   8,800         165
Liberty Property Trust                         2,700          67
LNR Property Corp.                            81,500       1,757
MAF Bancorp, Inc.                             53,700       1,004
Markel Corp. (a)                               8,900       1,291
Medical Assurance, Inc. (a)                    3,360          45
Mercantile Bankshares Corp.                   12,800         364
Mercury General Corp.                          9,400         257
MeriStar Hospitality Corp.                     2,470          49
Metris Companies, Inc.                        37,700       1,414
MGIC Investment Corp.                         17,600         842
MONY Group, Inc. (The)                        23,700         733
Morgan Keegan, Inc.                            6,700         107
National City Bancshares, Inc.                 2,100          46
National Commerce Bancorp                     66,800       1,090
National Discount Brokers
 Group, Inc. (a)                               1,300          38
National Western Life Insurance Co. Class
 A (a)                                           900          64
NCO Group, Inc. (a)                            2,900         100
New Century Financial Corp. (a)               10,700          73
North Fork Bancorp., Inc.                     71,700       1,161
OceanFirst Financial Corp.                     2,800          45
Old Republic International Corp.              46,000         656
Pacific Century Financial Corp.               24,400         502
Pacific Gulf Properties, Inc.                  6,300         135
Pan Pacific Retail Properties, Inc.            1,200          23

                                                          Special Growth Fund 21

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)


                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Park National Corp.                              500          46
Paychex, Inc.                                 26,000       1,368
Penn Treaty American Corp. (a)                 9,300         141
People's Bank                                  3,000          61
Peoples Heritage Financial Group              94,480       1,228
PFF Bancorp, Inc.                              8,900         123
PMI Group, Inc. (The)                         21,800       1,056
Post Properties, Inc.                          1,087          46
Prentiss Properties Trust                      1,925          46
Presidential Life Corp.                        2,600          41
Price (T. Rowe) & Associates, Inc.            36,100       1,376
Profit Recovery Group
 International, Inc. (The) (a)                32,900         572
Provident Bankshares Corp.                     6,930         102
Provident Financial Group, Inc.                1,900          55
Queens County Bancorp                          4,000          81
Radian Group, Inc.                            79,500       4,050
Raymond James Financial, Inc.                 37,800         761
Reliastar Financial Corp.                     32,800       1,412
RenaissanceRe Holdings, Ltd.                  30,000       1,103
Republic Bancorp, Inc.                         5,610          54
RFS Hotel Investors, Inc.                      5,900          72
Richmond County Financial Corp.               72,000       1,229
RLI Corp.                                      4,100         132
Rollins Truck Leasing Corp.                   11,600         115
Roslyn Bancorp, Inc.                          28,900         489
SCPIE Holdings, Inc.                           2,800          83
Selective Insurance Group, Inc.                7,000         132
Senior Housing Properties Trust               10,000          86
SierraCities.com, Inc. (a)                     4,100          25
Silicon Valley Bancshares (a)                 85,400       5,268
SL Green Realty Corp.                          4,300         110
Smith (Charles E.) Residential
 Realty, Inc.                                 40,000       1,508
Southwest Bancorporation of
 Texas, Inc. (a)                               3,100          60
Southwest Securities Group, Inc.               1,700          70
Sovereign Bancorp, Inc.                       99,000         678
Sovran Self Storage, Inc.                     38,200         785
Spieker Properties, Inc.                       3,100         137
Stancorp Financial Group, Inc.                17,700         516
Staten Island Bancorp, Inc.                   17,600         303
Stewart Information Services Corp.             9,900         141
TCF Financial Corp.                           12,900         302
Texas Regional Bancshares, Inc.
 Class A                                      23,400         667
Thornburg Mortgage Asset Corp.                15,500         136
Transatlantic Holdings, Inc.                  22,000       1,824
Trenwick Group, Inc.                           7,600         107
Triad Guaranty, Inc. (a)                       6,300         131
UICI (a)                                      11,200          49
UMB Financial Corp.                            2,960         107
Union Planters Corp.                          31,475         890
Vornado Realty Trust                           1,519          52
Waddell & Reed Financial, Inc.
 Class A                                       2,900          77
Webster Financial Corp.                       63,600       1,354
Wesco Financial Corp.                            500         118
Westamerica Bancorporation                    43,400       1,079
WFS Financial, Inc. (a)                        4,200          82
Whitney Holding Corp.                          4,300         150
XL Capital, Ltd. Class A                      22,000       1,047
                                                      ----------
                                                          82,393
                                                      ----------

HEALTH CARE - 6.9%
Abgenix, Inc. (a)                             19,500       1,745
Accredo Health, Inc. (a)                       2,700          75
Affymetrix, Inc. (a)                          12,400       1,674
Alkermes, Inc. (a)                            31,300       1,663
Alpharma, Inc. Class A                         2,000          77
ALZA Corp. (a)                                 2,000          88
AmeriPath, Inc. (a)                            7,000          53
AmeriSource Health Corp. Class A (a)           7,300         146
Andrx Corp. (a)                                2,800         143
Bard (C.R.), Inc.                              3,000         131
Bindley Western Industries, Inc.              23,233         405
Bio-Technology General Corp. (a)               5,800          82
Biomatrix, Inc. (a)                            2,500          48
Celera Genomics                                3,600         297
Celgene Corp. (a)                              1,800          85
Cephalon, Inc. (a)                            16,000         896
Chiron Corp. (a)                              17,400         787
Conmed Corp. (a)                               2,200          57
Cooper Companies, Inc.                         4,700         158
Cor Therapeutics, Inc. (a)                    22,800       1,737
Corixa Corp. (a)                              58,100       1,772
Coventry Health Care, Inc. (a)                10,100         107
Cytyc Corp. (a)                               28,200       1,265
Datascope Corp.                                9,900         327
Diversa Corp. New (a)                         13,500         363
Dura Pharmaceuticals, Inc. (a)                 3,800          49
Enzo Biochem, Inc. (a)                         1,300          53
Enzon, Inc. (a)                               21,150         787
First Health Group Corp. (a)                  86,100       2,626
Foundation Health Systems, Inc. (a)           10,300         104
Genzyme Corp. (a)                             30,600       1,492
Gilead Sciences, Inc. (a)                     11,700         634
Health Management Associates
 Class A (a)                                   9,800         156
Hooper Holmes, Inc.                           39,600         688
Human Genome Sciences, Inc. (a)               28,500       2,180
Humana, Inc. (a)                              99,700         766

22 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

ICOS Corp. (a)                                 1,300          52
IDEC Pharmaceuticals Corp. (a)                16,200       1,034
Imclone Systems, Inc. (a)                        800          73
Incyte Pharmaceuticals, Inc. (a)              32,800       2,524
Invitrogen Corp. (a)                             800          50
IVAX Corp. (a)                               101,550       2,780
Jones Pharma, Inc.                            33,200         950
King Pharmaceuticals, Inc. (a)                 2,300         113
LifePoint Hospitals, Inc. (a)                 19,200         328
Lincare Holdings, Inc. (a)                    48,200       1,470
Mallinckrodt, Inc.                            45,400       1,220
Maxim Pharmaceuticals, Inc. (a)               20,200         780
Medicis Pharmaceutical Corp.
 Class A. (a)                                  2,300         101
MedImmune, Inc. (a)                            9,200       1,466
Medquist, Inc. (a)                             1,600          57
Mentor Corp.                                   8,200         144
Millennium Pharmaceuticals, Inc. (a)           2,400         190
MiniMed, Inc. (a)                              8,900       1,094
National Data Corp.                            6,600         183
NBTY, Inc. (a)                                76,500       1,353
Ocular Sciences, Inc. (a)                      5,100          84
Oxford Health Plans, Inc. (a)                 76,300       1,450
Patterson Dental Co. (a)                       1,300          62
Perrigo Co. (a)                               83,500         467
Pharmacyclics, Inc. (a)                        1,100          50
Priority Healthcare Corp. Class B (a)         14,800         816
Professional Detailing, Inc. (a)               2,500          68
Protein Design Labs, Inc. (a)                    800          81
Province Healthcare Co. (a)                   39,400       1,138
QLT PhotoTherapeutics, Inc. (a)               31,600       1,756
Quest Diagnostics, Inc. (a)                   25,500       1,484
Renal Care Group, Inc. (a)                    40,200         894
Rexall Sundown, Inc. (a)                       7,700         148
Sepracor, Inc. (a)                             1,300         119
SICOR, Inc. (a)                                4,400          50
SonoSite, Inc. (a)                            20,600         667
St. Jude Medical, Inc. (a)                     4,500         140
Sybron International Corp. (a)                 2,800          87
Syncor International Corp. (a)                 3,800         157
Techne Corp. (a)                                 700          50
Teva Pharmaceutical Industries,
 Ltd. - ADR                                   24,300       1,065
Theragenics Corp. (a)                          6,300          63
Trigon Healthcare, Inc. (a)                   21,000         754
Universal Health Services, Inc.
 Class B (a)                                     800          44
Varian Medical Systems, Inc. (a)              21,800         871
Vertex Pharmaceuticals, Inc. (a)               1,100          57
Vical, Inc. (a)                                1,500          27
VISX, Inc. (a)                                 3,100          49
Vital Signs, Inc.                              4,500          90
Watson Pharmaceuticals, Inc. (a)               2,300         102
                                                      ----------
                                                          52,568
                                                      ----------

INTEGRATED OILS - 0.5%
Ashland, Inc.                                  1,600          55
Cross Timbers Oil Co.                        135,400       1,955
Giant Industries, Inc. (a)                    80,200         716
Lyondell Petrochemical Co.                     4,500          83
Murphy Oil Corp.                              15,400         908
Tesoro Petroleum Corp. (a)                     8,500         100
                                                      ----------
                                                           3,817
                                                      ----------

MATERIALS AND PROCESSING - 5.7%
AK Steel Holding Corp.                        46,400         513
Albemarle Corp.                               13,200         276
AMCOL International Corp.                     42,400         694
American Standard Cos., Inc. (a)               3,400         139
AptarGroup, Inc.                              60,600       1,727
Arch Chemicals, Inc.                           3,200          63
Armstrong World Industries, Inc.              21,900         428
Ball Corp.                                    10,500         331
Bemis Co., Inc.                                2,300          85
Boise Cascade Corp.                           30,500         993
Bowater, Inc.                                  2,500         138
Brady Corp. Class A                            5,300         156
Butler Manufacturing Co.                         400           9
Cambrex Corp.                                  3,300         135
Centex Construction Products, Inc.             1,600          49
Chemed Corp.                                  11,000         329
Commercial Metals Co.                         10,500         308
CUNO, Inc. (a)                                 2,100          57
Cytec Industries, Inc. (a)                     2,900          87
Dal-Tile International, Inc. (a)               3,600          35
Engelhard Corp.                                4,000          70
FMC Corp. (a)                                  4,100         239
Freeport-McMoRan Copper &
 Gold, Inc. Class B (a)                       10,200          98
Fuller (H.B.) Co.                              3,300         126
Geon Co.                                      20,500         448
Georgia Gulf Corp.                            75,100       1,807
Georgia-Pacific Corp. (Timber Group)           2,400          56
Granite Construction, Inc.                    18,100         430
Greif Bros. Corp. Class A                      3,300         106
Hanna (M.A.) Co.                              15,400         177
Harland (John H.) Co.                         12,000         185
Harsco Corp.                                  15,000         445
Hercules, Inc.                                 2,700          42
Hughes Supply, Inc.                           15,300         233

                                                          Special Growth Fund 23

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Jacob's Engineering Group, Inc. (a)            8,300         260
Justin Industries, Inc.                        3,800          69
Kaufman & Broad Home Corp.                    38,900         749
Kaydon Corp.                                  34,700         811
Lafarge Corp.                                 13,700         346
Lone Star Technologies, Inc. (a)               9,700         447
Louisiana Pacific Corp.                       74,000         990
LTV Corp.                                     68,100         243
Lubrizol Corp.                                31,700         812
MacDermid, Inc.                               16,400         384
Martin Marietta Materials, Inc.               19,300       1,023
Mead Corp.                                     4,100         143
Millennium Chemicals, Inc.                    13,100         261
Minerals Technologies, Inc.                   26,500       1,226
Mississippi Chemical Corp.                     8,700          67
Mohawk Industries, Inc. (a)                   29,400         729
Morrison Knudsen Corp. (a)                    10,800          99
Mueller Industries, Inc. (a)                   8,400         277
National Steel Corp. Class B                  18,100         113
NCI Building Systems, Inc. (a)                 4,400          84
Newmont Mining Corp.                          27,900         654
NL Industries, Inc.                            6,900         112
Nortek, Inc. (a)                               5,100         106
Olin Corp.                                    36,900         655
OM Group                                      14,600         672
P.H. Glatfelter Co.                           42,900         461
Paxar Corp. (a)                               15,600         159
Phelps Dodge Corp.                            31,600       1,462
Plum Creek Timber Co., Inc.                   35,500         865
Precision Castparts Corp.                     32,100       1,340
Rayonier, Inc.                                21,900       1,028
Reliance Steel & Aluminum Co.                  4,800         110
Reynolds Metals Co.                           19,700       1,310
RPM, Inc.                                     28,400         288
Ryerson Tull, Inc.                             3,600          45
SIFCO Industries                              63,000         441
Sigma Aldrich Corp.                            3,300          97
Simpson Manufacturing Co., Inc. (a)            6,000         272
Solutia, Inc.                                  4,500          61
Sonoco Products Co.                            3,600          75
Southdown, Inc.                               24,800       1,442
Spartech Corp.                                13,200         459
SPS Technologies, Inc. (a)                    19,300         606
St. Joe Co. (The)                             61,100       1,760
Standard Register Co.                          9,500         124
Standex International Corp.                    3,500          58
Stillwater Mining Co. (a)                      1,500          42
Stone & Webster, Inc.                          7,200          95
Temple-Inland, Inc.                            2,200         110
Texas Industries, Inc.                        46,850       1,528
Timken Co.                                     4,800          89
Trex Co., Inc. New (a)                         5,400         217
Unifi, Inc. (a)                               20,100         205
USG Corp.                                     55,900       2,334
USX-U.S. Steel Group                          47,800       1,198
W.R. Grace & Co. (a)                           1,000          13
Waters Corp. (a)                              15,300       1,450
Webb (Del E.) Corp. (a)                       19,400         290
Westinghouse Air Brake Co.                     5,400          61
Westvaco Corp.                                20,600         637
Worthington Industries, Inc.                  37,100         459
                                                      ----------
                                                          43,537
                                                      ----------

MISCELLANEOUS - 0.1%
Agribrands International, Inc. New (a)         6,600         247
Career Education Corp. (a)                     1,800          67
Safety-Kleen Corp. (a)                        41,300          41
Trammell Crow Co. (a)                          4,000          53
                                                      ----------
                                                             408
                                                      ----------

OTHER ENERGY - 6.7%
Atwood Oceanics, Inc. (a)                      5,400         327
Berry Petroleum Co. Class A                   18,400         291
BJ Services Co. (a)                           88,000       6,182
Cleco Corp.                                    7,700         265
Cooper Cameron Corp. (a)                      22,200       1,665
Devon Energy Corp.                            30,000       1,446
ENSCO International, Inc.                     71,000       2,356
EOG Resources, Inc.                           70,400       1,751
Global Industries, Inc. (a)                   30,400         431
Global Marine, Inc. (a)                       74,300       1,783
Hanover Compressor Co. (a)                     6,900         402
Helmerich & Payne, Inc.                       88,200       2,762
HS Resources, Inc. (a)                         4,300         104
Key Energy Group, Inc. (a)                    38,300         373
Kinder Morgan, Inc.                            5,700         173
Marine Drilling Co, Inc. (a)                   2,200          57
Mitchell Energy &
 Development Corp.                             7,300         175
Nabors Industries, Inc. (a)                   77,900       3,072
Newfield Exploration Co. (a)                   1,500          61
Noble Affiliates, Inc.                         1,400          50
Noble Drilling Corp. (a)                      60,100       2,400
Northwestern Corp.                             6,800         156
Nuevo Energy Co. (a)                          13,800         242
Ocean Energy, Inc. (a)                         5,600          72
Octel Corp. (a)                                6,600          61
ONEOK, Inc.                                   15,100         381
Patterson Energy, Inc. (a)                     3,600         101
Pogo Producing Co.                            27,800         712
Pride International, Inc. (a)                 23,500         532
Rowan Cos., Inc. (a)                          69,300       1,936

24 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Santa Fe International Corp.                  76,500       2,630
Seacor Holdings, Inc. (a)                      2,800         172
Smith International, Inc. (a)                 38,500       2,926
Stone Energy Corp. (a)                        22,800       1,077
Sunoco, Inc.                                   1,700          52
Talisman Energy, Inc.                         41,500       1,240
Tidewater, Inc.                               73,900       2,199
Transocean Sedco Forex, Inc.                  26,000       1,222
Tuboscope Vetco
 International Corp. (a)                      14,800         257
Ultramar Diamond Shamrock Corp.               49,000       1,214
Union Pacific Resources Group, Inc.            9,300         178
UniSource Energy Corp.                        14,100         229
Unocal Corp.                                  40,200       1,299
UTI Energy Corp. (a)                          10,300         358
Valero Energy Corp.                          102,700       2,979
Varco International, Inc. (a)                 14,900         186
Vintage Petroleum, Inc.                      148,850       2,959
Weatherford International, Inc. (a)            3,200         130
                                                      ----------
                                                          51,626
                                                      ----------

PRODUCER DURABLES - 6.1%
Alpine Group, Inc. (a)                         5,000          41
American Power Conversion Corp. (a)           80,500       2,838
American Superconductor Corp. (a)             24,600         935
Applied Industrial Technology, Inc.           13,500         235
Applied Power, Inc., Class A                  14,300         409
Asyst Technologies, Inc. (a)                   1,600          86
ATMI, Inc. (a)                                28,500       1,097
Belden, Inc.                                   1,700          50
Briggs & Stratton Corp.                       17,200         660
Brooks Automation, Inc. (a)                    1,000          90
C-COR Electronics, Inc. (a)                    1,800          69
Celestica, Inc. (a)                           17,300         944
Clayton Homes, Inc.                           46,600         443
Cognex Corp. (a)                               1,700          95
Cohu, Inc.                                    62,000       2,368
Credence Systems Corp. (a)                     5,700         813
Crossmann Communities, Inc. (a)                5,800          94
CTS Corp.                                      1,700         107
Cummins Engine Co., Inc.                      35,200       1,252
D.R. Horton, Inc.                             66,400         859
Donaldson Co., Inc.                           10,900         253
Electroglas, Inc. (a)                          2,000          77
EMCOR Group, Inc. (a)                         12,800         286
Fastenal Co.                                     800          47
Fisher Scientific International, Inc. (a)      1,200          48
Gemstar International Group, Ltd. (a)         18,900         873
GenCorp, Inc.                                 30,500         307
General Semiconductor, Inc. (a)                2,900          58
Gentex Corp. (a)                               2,500          80
Grant Prideco, Inc. (a)                        3,100          60
Helix Technology Corp.                           800          41
Hubbell, Inc. Class B                         28,700         748
ITT Industries, Inc.                          48,800       1,540
Johnson Controls, Inc.                        23,500       1,488
Kaman Corp. Class A                           17,300         179
Kennametal, Inc.                               2,600          75
Kent Electronics Corp. (a)                     2,600          76
KLA Tencor Corporation (a)                    26,200       1,962
Kulicke & Soffa Industries, Inc. (a)          19,300       1,511
Lennar Corp.                                  47,700         888
Littlefuse, Inc. (a)                          18,900         669
Litton Industries, Inc. (a)                   42,500       1,846
LTX Corp. (a)                                 18,200         833
M.D.C. Holdings, Inc.                         15,000         286
Manitowoc Co., Inc.                           11,450         380
Methode Electronics, Inc. Class A              1,000          42
Micrel, Inc. (a)                              15,800       1,360
Millipore Corp.                                1,500         108
Moog, Inc. (a)                                 3,800          90
National Service Industries, Inc.             27,900         600
National-Oilwell, Inc. (a)                    26,700         639
Novellus Systems, Inc. (a)                    19,400       1,290
NVR, Inc. (a)                                 24,800       1,544
Pall Corp.                                   103,400       2,307
Power Integrations, Inc. (a)                   2,500          57
Power-One, Inc. (a)                            1,600         109
Presstek, Inc. (a)                             2,600          53
PRI Automation, Inc. (a)                         800          64
Primex Technologies, Inc.                      6,300         140
Pulte Corp.                                   60,300       1,296
Ryland Group, Inc.                            13,600         274
Sawtek, Inc. (a)                               1,600          77
Sensormatic Electronics Corp. (a)              3,800          63
Silicon Valley Group, Inc. (a)                 1,900          54
SPX Corp. (a)                                  1,100         121
Standard Pacific Corp.                        22,200         223
Starrett (L.S.) Co. Class A                   30,100         730
Steelcase, Inc. Class A                       23,600         277
Tecumseh Products Co. Class A                  9,400         436
Tektronix, Inc.                               28,300       1,637
Teleflex, Inc.                                17,000         588
Teradyne, Inc. (a)                            14,464       1,590
Terex Corp. (a)                                5,700          89
Thermo Electron Corp. (a)                      5,100          99
Thomas & Betts Corp.                          12,000         370
Toll Brothers, Inc. (a)                       73,600       1,595
Triquint Semiconductor, Inc. (a)               1,500         154
U S Liquids, Inc. (a)                          6,000          35

                                                          Special Growth Fund 25

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Varian, Inc. New (a)                           1,300          47
Watts Industries, Inc. Class A                 4,300          58
York International Corp.                      25,700         619
                                                      ----------
                                                          46,931
                                                      ----------

TECHNOLOGY - 26.1%
Actel Corp. (a)                                1,600          59
Activision, Inc. (a)                           6,500          40
Actuate Corp. (a)                             14,700         440
Acxiom Corp. (a)                               1,600          43
Adaptec, Inc. (a)                             26,700         721
Adaptive Broadband Corp. (a)                   1,200          39
Adtran, Inc. (a)                               1,300          88
Advanced Digital Information (a)              16,700         409
Advanced Fibre Communications (a)              3,100         141
Advanced Micro Devices, Inc. (a)              30,500       2,676
Advanced Radio Telecom Corp. (a)              47,100         774
Advent Software, Inc. (a)                      2,200         116
Affiliated Computer Services, Inc. Class
 A (a)                                         1,500          50
Akamai Technologies, Inc. (a)                  1,500         148
Allaire Corp. (a)                              1,400          77
Alpha Industries, Inc. (a)                    20,400       1,052
American Management
 Systems, Inc. (a)                            14,000         516
Amkor Technology, Inc. (a)                    45,000       2,748
Amphenol Corp. Class A (a)                    12,400         791
ANADIGICS, Inc. (a)                            1,400         105
Anaren Microwave, Inc. (a)                     7,800         801
Andrew Corp. (a)                              27,800         818
Anixter International, Inc. (a)               32,400       1,091
Apex, Inc. (a)                                 1,400          41
Applied Micro Circuits Corp. (a)               3,700         477
Arrow Electronics, Inc. (a)                   66,900       2,931
ASE Test, Ltd. (a)                            45,800       1,354
Aspect Development, Inc. (a)                   1,300          90
Aspen Technology, Inc. (a)                     1,500          53
Atmel Corp. (a)                               66,700       3,260
Autodesk, Inc.                                 1,900          73
Avid Technology, Inc. (a)                     30,400         416
Avnet, Inc.                                   48,100       3,782
AVX Corp.                                     19,200       1,871
AXENT Technologies, Inc. (a)                   2,700          53
Barra, Inc. (a)                               19,200         808
BEA Systems, Inc. (a)                         25,600       1,230
BindView Development Corp. (a)                27,000         218
BISYS Group, Inc. (a)                         36,700       2,289
Black Box Corp. (a)                            1,100          84
BreezeCom, Ltd. New (a)                       11,500         311
Brio Technology, Inc. (a)                      1,900          47
BroadVision, Inc. (a)                         74,700       3,282
Brocade Communications
 Systems, Inc. (a)                             9,100       1,125
Burr-Brown Corp. (a)                          10,050         684
Business Objects SA - ADR (a)                 40,700       3,976
C-Cube Microsystems, Inc. (a)                  9,300         596
Cabletron Systems, Inc. (a)                    6,900         158
CACI International, Inc. Class A (a)           2,800          65
Cadence Design Systems, Inc. (a)               8,500         143
Caldera Systems, Inc. New (a)                 18,200         237
Carrier Access Corp. (a)                       1,200          52
CDW Computer Centers, Inc. (a)                22,900       2,377
Check Point Software
 Technologies, Ltd. (a)                        2,200         381
CheckFree Holdings Corp. (a)                   1,600          81
China.com Corp. Class A (a)                    4,600         223
ChoicePoint, Inc. New (a)                     43,400       1,649
Ciber, Inc. (a)                                4,000          72
CIENA Corp. (a)                               17,300       2,138
Cirrus Logic, Inc. (a)                        75,200       1,222
Clarent Corp. (a)                             63,100       4,283
CNET Networks, Inc. (a)                        2,000          69
Coherent, Inc. (a)                             1,400          81
Comdisco, Inc.                                90,800       2,820
Comverse Technology, Inc. (a)                 22,200       1,980
Concentric Network Corp. (a)                  11,600         504
Conexant Systems, Inc. (a)                    49,500       2,964
Covad Communications
 Group, Inc. (a)                              46,000       1,268
Cree, Inc. (a)                                   800         116
CSG Systems International, Inc. (a)            1,800          82
Cybex Computer Products Corp. (a)              1,400          38
Cymer, Inc. (a)                               10,300         402
Cypress Semiconductor Corp. (a)               62,600       3,251
Dallas Semiconductor Corp.                     3,400         146
Dendrite International, Inc. (a)               2,700          62
Digex, Inc. (a)                               39,000       3,023
Documentum, Inc. (a)                           1,100          65
DoubleClick, Inc. (a)                          3,500         265
DSP Group, Inc. (a)                           29,200       2,075
DST Systems, Inc. (a)                         41,500       3,079
E-Tek Dynamics, Inc. (a)                       4,500         921
EarthLink, Inc. (a)                            4,067          77
Electro Rent Corp. (a)                         8,300          89
Electro Scientific Industries, Inc. (a)        4,300         271
Electronic Arts, Inc. (a)                      2,700         163
Electronics for Imaging, Inc. (a)             17,500         908
Emulex Corp. (a)                               1,400          63
ESS Technology, Inc. (a)                       8,800         114
Esterline Corp. (a)                            3,200          39
Exar Corp. (a)                                   800          64
Exchange Applications, Inc. (a)                2,000          25

26 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Exodus Communications, Inc. (a)                5,600         495
Extreme Networks, Inc. (a)                    17,900       1,025
Fair, Isaac and Co., Inc.                      1,400          59
FileNet Corp. (a)                             26,600         771
General Dynamics Corp.                        25,000       1,463
Globecomm Systems, Inc. (a)                    7,600         142
Go2Net, Inc. (a)                              20,150       1,194
GT Group Telecom, Inc.
 Class B New (a)                               9,000         116
GTECH Holdings Corp. (a)                       8,600         178
Hadco Corp. (a)                                1,500         123
Harbinger Corp. (a)                            2,100          39
Harmonic Lightwaves, Inc. (a)                 12,500         922
Harris Corp.                                  24,300         785
HNC Software, Inc. (a)                        21,600       1,053
Hyperion Solutions Corp. (a)                   2,000          61
i2 Technologies, Inc. (a)                     17,000       2,196
IDT Corp. (a)                                 15,200         480
iGATE Capital Corp. (a)                        1,334          40
Ikon Office Solutions, Inc.                    1,200           7
Imation Corp. (a)                             20,100         564
In Focus Systems, Inc. (a)                    37,300       1,114
Informatica Corp. (a)                         18,800         785
Informix Corp. (a)                            56,800         621
Inktomi Corp. (a)                              8,600       1,323
Insight Enterprises, Inc. (a)                 10,000         418
Integrated Device Technology, Inc. (a)        65,100       3,125
Integrated Silicon Solution, Inc. (a)         68,500       2,089
Intelligroup, Inc. (a)                        11,500         178
Interliant, Inc. New (a)                      71,600       1,486
Internap Network Services Corp. (a)           13,800         526
International Rectifier Corp. (a)             36,700       1,803
IntraNet Solutions, Inc. (a)                   6,300         139
ISS Group, Inc. (a)                            7,800         705
Ixnet, Inc. (a)                               14,500         535
J.D. Edwards & Co. (a)                        19,300         344
Jabil Circuit, Inc. (a)                       58,200       2,383
JDA Software Group, Inc. (a)                   7,400         137
JDS Uniphase Corp. (a)                        23,000       2,385
Kemet Corp. (a)                               28,500       2,123
Kopin Corp. (a)                                1,400         108
Kronos, Inc. (a)                               1,650          53
Lam Research Corp. (a)                        19,000         870
Lattice Semiconductor Corp. (a)               10,600         706
Legato Systems, Inc. (a)                       3,200          41
LSI Logic Corp. (a)                           54,300       3,394
Macromedia, Inc. (a)                          33,750       2,928
Macrovision Corp. (a)                          2,000          98
MarchFirst, Inc. (a)                           4,600          97
Marimba, Inc. (a)                              1,600          32
Mechanical Technology, Inc. New (a)            1,800          32
Media Metrix, Inc. (a)                        12,500         403
Mentor Graphics Corp. (a)                      3,500          46
Mercator Software, Inc. (a)                   17,300         636
Mercury Computer Systems, Inc. (a)             1,300          50
Mercury Interactive Corp. (a)                 38,700       3,478
Microchip Technology, Inc. (a)                15,500         961
Micromuse, Inc. (a)                           11,500       1,128
MICROS Systems, Inc. (a)                       1,400          56
MicroStrategy, Inc. (a)                        2,800          72
Midway Games, Inc. (a)                         5,900          39
MTI Technology Corp. (a)                       2,700          42
N2H2, Inc. (a)                                 2,500          13
National Computer Systems, Inc.                1,200          62
National Instruments Corp. (a)                16,125         785
National Semiconductor Corp. (a)              48,900       2,971
Net2Phone, Inc. (a)                            9,000         397
Netopia, Inc. Net (a)                          1,100          46
Network Appliance, Inc. (a)                   40,900       3,024
Network Associates, Inc. (a)                 171,200       4,344
Network Solutions, Inc. (a)                    9,500       1,405
New Era of Networks, Inc. (a)                 18,100         564
NVIDIA Corp. (a)                                 900          80
Open Market, Inc. (a)                          3,400          35
Optimal Robotics Corp. New (a)                32,500       1,373
Ortel Corp. (a)                                3,400         663
Parametric Technology Corp. (a)                9,000          73
Park Electrochemical Corp.                     6,000         154
Pegasus Systems, Inc. (a)                      2,800          50
Peregrine Systems, Inc. (a)                    2,000          48
Pericom Semiconductor Corp. (a)               19,700         864
PerkinElmer, Inc.                             28,100       1,538
Perot Systems Corp. Class A (a)                2,400          39
Phoenix Technologies, Ltd. (a)                 3,200          62
Photronics, Inc. (a)                          44,400       1,479
Pioneer-Standard Electronics, Inc.             6,600         101
PMC - Sierra, Inc. (a)                        19,700       3,777
Polycom, Inc. (a)                              1,200          95
Portal Software, Inc. (a)                     67,200       3,066
Progress Software Corp. (a)                   32,400         648
Proxicom, Inc. (a)                             1,600          55
Proxim, Inc. (a)                                 600          46
PSINet, Inc. (a)                              66,900       1,547
QLogic Corp. (a)                              13,100       1,313
Quantum Corp. - DLT &
 Storage Systems                               6,400          75
Quantum Corp. - Hard Disk Drive (a)          236,300       2,762
Rambus, Inc. (a)                                 600         138
Rare Medium Group, Inc. (a)                    2,700          55
Rational Software Corp. (a)                    9,600         817
Razorfish, Inc. (a)                            2,100          40
RealNetworks, Inc. (a)                        11,100         528

                                                          Special Growth Fund 27

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Redback Networks, Inc. (a)                     5,800         459
REMEC, Inc. (a)                               14,000         524
Remedy Corp. (a)                               8,600         457
RF Micro Devices, Inc. (a)                     4,300         447
Rhythms NetConnections, Inc. (a)               2,400          49
Rogers Corp. (a)                               4,800         323
RSA Security, Inc. (a)                         2,000         117
Rudolph Technologies, Inc. New (a)            24,500         744
Safeguard Scientifics, Inc. (a)               32,900       1,374
Sandisk Corp. (a)                             20,500       1,877
Sapient Corp. (a)                              1,300         103
SCI Systems, Inc. (a)                          5,700         304
Scient Corp. New (a)                          12,900         693
Scientific-Atlanta, Inc.                      38,400       2,498
Semtech Corp. (a)                             10,500         716
SERENA Software, Inc. (a)                      2,300          50
Silicon Graphics, Inc. (a)                    79,000         568
Silicon Storage Technology, Inc. (a)           4,300         417
Siliconix, Inc. (a)                              900          75
StarTek, Inc. (a)                              1,300          67
Stoneridge, Inc. (a)                           8,100         107
SunGard Data Systems (a)                      26,000         899
Sybase, Inc. (a)                               3,700          75
Symantec Corp. (a)                            34,400       2,141
Symbol Technologies, Inc.                      1,700          95
Synopsys, Inc. (a)                             2,700         113
Systemax, Inc. (a)                             7,800          60
Tech Data Corp. (a)                            4,900         205
Tech-Sym Corp. (a)                            41,300         878
Tekelec, Inc. (a)                              1,300          45
Telescan, Inc. (a)                             2,700          26
THQ, Inc. (a)                                  3,000          46
Titan Corp. (a)                                2,300          99
Unigraphics Solutions, Inc. (a)               16,800         452
USinternetworking, Inc. (a)                   83,562       2,073
Varian Semiconductor Equipment
 Associates, Inc. (a)                         46,300       3,114
Verio, Inc. (a)                               31,400       1,179
VeriSign, Inc. (a)                             7,800       1,084
Veritas Software Corp. (a)                    15,000       1,609
Verity, Inc. (a)                               8,000         259
VerticalNet, Inc. (a)                          3,000         162
ViaSat, Inc. (a)                               5,300         248
Vignette Corp. (a)                            14,800         714
Vishay Intertechnology, Inc. (a)              45,000       3,774
Visual Networks, Inc. (a)                      1,100          43
Volt Information Sciences, Inc. (a)            2,800          97
Wave Systems Corp. (a)                         2,100          40
WebTrends Corp. (a)                           17,000         557
Western Digital Corp. (a)                    226,200       1,569
Wind River Systems, Inc. (a)                   1,400          59
Xircom, Inc. (a)                              20,300         801
Zebra Technologies Corp. Class A (a)           1,300          75
                                                      ----------
                                                         199,793
                                                      ----------

UTILITIES - 8.6%
Adelphia Business Solutions, Inc. (a)         47,100       1,634
Allegiance Telecom, Inc. (a)                   2,700         190
Alliant Energy Corp.                          29,400         882
Amdocs, Ltd. (a)                               7,100         481
American States Water Co.                      1,600          48
American Tower Corp. Class A (a)              23,100       1,074
American Water Works, Inc.                       800          18
Aspect Communications Corp. (a)                2,700          96
Black Hills Corp.                              8,100         186
BroadWing, Inc. (a)                           81,200       2,299
C&D Technologies, Inc.                         1,600         103
Cable Design Technologies Corp. (a)           37,000       1,267
Calpine Corp. (a)                             30,200       2,763
CapRock Communications Corp.
 New (a)                                       1,600          53
Cascade Natural Gas Corp.                      3,500          56
Centennial Cellular Corp. Class A (a)          2,500          48
CH Energy Group, Inc.                          8,300         273
Charter Communications
 Holdings, Inc. (a)                           94,000       1,381
Citizens Utilities Co. Class B (a)            16,100         259
Columbia Energy Group                         12,200         766
Comcast Corp. Special Class A                 53,900       2,159
CommScope, Inc. (a)                           49,500       2,351
Conectiv, Inc.                                26,800         476
Copper Mountain Networks, Inc. (a)             8,700         725
Digital Microwave Corp. (a)                   49,000       1,807
Dobson Communications
 Corp. New (a)                                24,800         631
DPL, Inc.                                      3,100          72
DQE, Inc.                                     40,600       1,553
Dycom Industries, Inc. (a)                    21,500       1,118
Dynegy, Inc. Class A                           3,700         242
El Paso Electric Co. (a)                      22,200         246
Energen Corp.                                  7,100         130
Energy East Corp.                             10,500         219
Global TeleSystems Group, Inc. (a)            28,900         421
Hawaiian Electric Industries, Inc.            79,100       2,927
Idacorp, Inc.                                 11,300         417
InterDigital Communications
 Corp. (a)                                     2,600          53
Intermedia Communications, Inc. (a)            1,600          65
ITC DeltaCom, Inc. (a)                         1,600          52

28 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2000 (Unaudited)

                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                            --------     --------

Latitude Communications, Inc. (a)             22,700         325
MasTec, Inc. (a)                              33,500       2,894
McLeodUSA, Inc. (a)                           10,800         270
MDU Resources Group, Inc.                     11,400         249
Minnesota Power, Inc.                         27,400         505
Montana Power Co.                             45,400       2,000
MRV Communications, Inc. (a)                     900          62
New Jersey Resources Corp.                     2,300          93
NICOR, Inc.                                   13,100         444
NiSource, Inc.                                 6,100         113
NSTAR                                          3,100         137
OGE Energy Corp.                              23,200         460
Optical Cable Corp. (a)                        1,600          39
PairGain Technologies, Inc. (a)                3,300          82
Peoples Energy Corp.                          11,200         348
Piedmont Natural Gas Co., Inc.                 5,100         144
Pinnacle Holdings, Inc. (a)                   15,000         840
Pinnacle West Capital Corp.                   50,900       1,788
Potomac Electric Power Co.                     3,500          82
Powertel, Inc. (a)                               800          53
Powerwave Technologies, Inc. (a)               4,800         998
Price Communications Corp. (a)                43,100         873
Primus Telecommunications
 Group, Inc. (a)                              39,300       1,287
Public Service Co. of New Mexico              61,700       1,111
Puget Sound Energy, Inc.                      17,400         413
Quanta Services, Inc. (a)                     44,050       2,046
Questar Corp.                                 37,500         705
RCN Corp. (a)                                 61,000       1,746
RGS Energy Group, Inc.                        30,300         712
RSL Communications, Ltd.
 Class A (a)                                  31,800         443
SCANA Corp.                                    4,000         104
SDL, Inc. (a)                                 13,500       2,632
South Jersey Industries, Inc.                  4,800         128
TECO Energy, Inc.                              5,400         118
Telephone & Data Systems, Inc.                12,800       1,306
Terayon Communication
 Systems, Inc. (a)                               800          74
Time Warner Telecom, Inc.
 Class A (a)                                  65,600       3,592
TranSwitch Corp. (a)                           1,600         141
Tut Systems, Inc. (a)                          1,100          52
UGI Corp.                                     20,400         417
United Illuminating Co.                       10,500         483
United States Cellular Corp. (a)              22,500       1,351
UtiliCorp United, Inc.                        39,000         751
VoiceStream Wireless Corp. (a)                10,300       1,018
Vyyo, Inc. New (a)                            24,100         504
West TeleServices Corp. (a)                    2,900          61
Western Resources, Inc.                       51,400         809
Western Wireless Corp. Class A (a)             2,000          99
WinStar Communications, Inc. (a)              29,400       1,170
Wisconsin Energy Corp.                        27,300         583
WPS Resources Corp.                            2,900          86
                                                      ----------
                                                          66,282
                                                      ----------

TOTAL COMMON STOCKS
(cost $566,886)                                          683,661
                                                      ----------

PREFERRED STOCKS - 0.0%
Sovereign Bancorp, Inc. (a)                    2,500         113
                                                      ----------

TOTAL PREFERRED STOCKS
(cost $125)                                                  113
                                                      ----------

                                           PRINCIPAL
                                            AMOUNT
                                             (000)
                                               $
                                           -----------
SHORT-TERM INVESTMENTS - 10.4%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                            74,172      74,172
United States Treasury Bills (b)(c)(d)
 5.440% due 06/29/00                             750         743
 5.465% due 06/29/00                           1,000         991
 5.470% due 06/29/00                           2,150       2,131
 5.620% due 06/29/00                             500         495
 5.640% due 06/29/00                             800         793
 5.690% due 06/29/00                                         495
                                                 500  ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $79,820)                                            79,820
                                                      ----------

TOTAL INVESTMENTS - 99.7%
(identified cost $646,831)                               763,594

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                 1,853
                                                      ----------

                                                         765,447
NET ASSETS - 100.0%                                   ==========

(a) Nonimcome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yeild-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Reciept

See accompanying notes which are an integral part of the financial statements.

Special Growth Fund 29

SPECIAL GROWTH FUND

                                                        UNREALIZED
                                       NUMBER          APPRECIATION
                                         OF           (DEPRECIATION)
                                      CONTRACTS           (000)
FUTURES CONTRACTS                    -----------     ----------------

S&P 400 Midcap Index
 expiration date 06/00                       228         $     (151)
S&P 500 Index
 expiration date 06/00                        65                615
                                                         ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                           $464
                                                         ==========



See accompanying notes which are an integral part of the financial statements.


30  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $646,831) ..............   $ 763,594
Receivables:
 Dividends and interest .......................................         747
 Investments sold .............................................       5,920
 Fund shares sold .............................................       1,190
 Daily variation margin on futures contracts ..................         512
Prepaid expenses ..............................................           9
                                                                  ---------

   Total assets ...............................................     771,972

LIABILITIES
Payables:
 Investments purchased ............................   $   5,200
 Fund shares redeemed .............................         483
 Accrued fees to affiliates .......................         741
 Other accrued expenses ...........................         101
                                                      ---------

   Total liabilities ..........................................       6,525
                                                                  ---------

NET ASSETS ....................................................   $ 765,447
                                                                  =========

NET ASSETS CONSIST OF:
Accumulated net operating loss ................................   $     (67)
Accumulated net realized gain (loss) ..........................      76,090
Unrealized appreciation (depreciation) on:
 Investments ..................................................     116,763
 Futures contracts ............................................         464
Shares of beneficial interest .................................         150
Additional paid-in capital ....................................     572,047
                                                                  ---------

NET ASSETS ....................................................   $ 765,447
                                                                  =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($8,087,796 divided by 162,357 shares of $.01 par
   value shares of beneficial interest outstanding) ...........   $   49.81
                                                                  =========
 Class E ($6,800,227 divided by 135,219 shares of $.01 par
   value shares of beneficial interest outstanding) ...........   $   50.29
                                                                  =========
 Class S ($750,559,254 divided by 14,716,075 shares of $.01 par
   value shares of beneficial interest outstanding) ...........   $   51.00
                                                                  =========

  See accompanying notes which are an integral part of the financial statements.

                                                         Special Growth Fund  31

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                             FOUR MONTHS ENDED
                                              APRIL 30, 2000      YEAR ENDED
                                               (UNAUDITED)     DECEMBER 31, 1999
                                             --------------   ------------------
INVESTMENT INCOME
 Dividends ...................................  $   1,659          $   5,190
 Dividends from Money Market Fund ............      1,275              1,597
 Interest ....................................         21                250
                                                ---------          ---------

   Total investment income ...................      2,955              7,037
                                                ---------          ---------

EXPENSES
 Advisory fees ...............................      2,182              5,557
 Administrative fees .........................        122                310
 Custodian fees ..............................        194                469
 Distribution fees - Class C .................         18                 18
 Transfer agent fees .........................        419              1,139
 Professional fees ...........................         15                 31
 Registration fees ...........................         34                 96
 Shareholder servicing fees - Class C ........          6                  6
 Shareholder servicing fees - Class E ........          5                 14
 Trustees' fees ..............................          6                  7
 Miscellaneous ...............................         21                 70
                                                ---------          ---------

   Total expenses ............................      3,022              7,717
                                                ---------          ---------

Net investment income (loss)  ................        (67)              (680)
                                                ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments .................................     70,944             63,510
 Futures contracts ...........................      2,872              5,156
                                                ---------          ---------
                                                   73,816             68,666
                                                ---------          ---------

Net change in unrealized appreciation
(depreciation) on:
 Investments .................................    (25,305)            59,584
 Futures contracts ...........................     (1,772)               333
                                                ---------          ---------
                                                  (27,077)            59,917
                                                ---------          ---------

Net realized and unrealized gain (loss)  .....     46,739            128,583
                                                ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS .................................  $  46,672          $ 127,903
                                                =========          =========

See accompanying notes which are an integral part of the financial statements.

32  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                 FOUR MONTHS ENDED
                                                  APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                                    (UNAUDITED)     DECEMBER 31, 1999   DECEMBER 31, 1998
                                                  ----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income (loss)  ..................   $     (67)         $    (680)         $     189
 Net realized gain (loss)  ......................      73,816             68,666             25,694
 Net change in unrealized
   appreciation (depreciation)  .................     (27,077)            59,917            (28,689)
                                                    ---------          ---------          ---------

   Net increase (decrease) in net
     assets from operations .....................      46,672            127,903             (2,806)
                                                    ---------          ---------          ---------

DISTRIBUTIONS
 From net investment income
   Class S ......................................        --                  (78)              (536)
 From net realized gain
   Class C ......................................        (189)              (357)              --
   Class E ......................................        (165)              (323)              (281)
   Class S ......................................     (19,077)           (42,975)           (32,238)
                                                    ---------          ---------          ---------

     Net decrease in net assets
       from distributions .......................     (19,431)           (43,733)           (33,055)
                                                    ---------          ---------          ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net
   assets from share transactions ...............      29,594             22,442             62,073
                                                    ---------          ---------          ---------

TOTAL NET INCREASE (DECREASE) IN
  NET ASSETS ....................................      56,835            106,612             26,212

NET ASSETS
 Beginning of period ............................     708,612            602,000            575,788
                                                    ---------          ---------          ---------
 End of period (accumulated net operating loss of
   $67 at April 30, 2000)  ......................   $ 765,447          $ 708,612          $ 602,000
                                                    =========          =========          =========


  See accompanying notes which are an integral part of the financial statements.

                                                         Special Growth Fund  33

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                   2000*         1999**
                                                -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $     48.22   $     42.17
                                                -----------   -----------

INCOME FROM OPERATIONS
 Net investment income (loss)(a) ............          (.17)         (.45)
 Net realized and unrealized gain (loss) ....          3.11          9.72
                                                -----------   -----------

   Total income from operations .............          2.94          9.27
                                                -----------   -----------

DISTRIBUTIONS
 From net realized gain .....................         (1.35)        (3.22)
                                                -----------   -----------

NET ASSET VALUE, END OF PERIOD ..............   $     49.81   $     48.22
                                                ===========   ===========

TOTAL RETURN (%)(b) .........................          6.21         22.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ...         8,088         5,990

 Ratios to average net assets (%)(c):
   Operating expenses .......................          2.22          2.23
   Net investment income (loss) .............         (1.00)        (1.10)

 Portfolio turnover rate (%) ................         63.33        111.98


*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


34  Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------
                                             2000*        1999         1998         1997       1996**
                                           ---------    ---------    ---------    ---------   ---------
NET ASSET VALUE, BEGINNING
OF PERIOD ...........................      $   48.55    $   42.91    $   45.42    $   40.75   $  43.48
                                           ---------    ---------    ---------    ---------   --------
INCOME FROM OPERATIONS
 Net investment income
   (loss)(a)  .......................           (.04)        (.16)        (.17)        (.13)      (.02)
 Net realized and
   unrealized gain (loss)  ..........           3.13         9.02          .09        11.05       1.63
                                           ---------    ---------    ---------    ---------   --------

   Total income from
   operations .......................           3.09         8.86         (.08)       10.92       1.61
                                           ---------    ---------    ---------    ---------   --------

DISTRIBUTIONS
 From net realized gain .............          (1.35)       (3.22)       (2.43)       (6.25)     (4.34)
                                           ---------    ---------    ---------    ---------   --------

NET ASSET VALUE, END OF
PERIOD ..............................      $   50.29    $   48.55    $   42.91    $   45.42   $  40.75
                                           =========    =========    =========    =========   ========

TOTAL RETURN (%)(b)  ................           6.46        21.19          .04        27.90       4.04

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   (in thousands)  ..................          6,800        5,411        6,139        3,153        910

 Ratios to average net assets (%)(c):
   Operating expenses ...............           1.47         1.49         1.58         1.83       1.89
   Net investment income (loss)  ....           (.26)        (.36)        (.39)        (.51)      (.38)

 Portfolio turnover rate (%)  .......          63.33       111.98       129.19        97.19     118.13

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


                                                         Special Growth Fund  35

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                    2000*        1999        1998        1997        1996        1995
                                  ---------    ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE,
BEGINNING OF PERIOD .........      $  49.18    $  43.34    $  45.72    $  40.79    $  39.17    $  33.47
                                  ---------    --------    --------    --------    --------    --------

INCOME FROM OPERATIONS
 Net investment income
   (loss)(a)  ...............            --        (.05)        .01         .08         .12         .18
 Net realized and
   unrealized gain
   (loss)  ..................          3.17        9.12         .08       11.18        6.87        9.25
                                  ---------    --------    --------    --------    --------    --------

   Total income from
   operations ...............          3.17        9.07         .09       11.26        6.99        9.43
                                  ---------    --------    --------    --------    --------    --------
DISTRIBUTIONS
 From net investment
   income ...................           --         (.01)       (.04)       (.08)       (.12)       (.21)
 From net realized
   gain .....................         (1.35)      (3.22)      (2.43)      (6.25)      (5.25)      (3.52)
                                  ---------    --------    --------    --------    --------    --------

   Total distributions ......         (1.35)      (3.23)      (2.47)      (6.33)      (5.37)      (3.73)
                                  ---------    --------    --------    --------    --------    --------

NET ASSET VALUE, END
OF PERIOD ...................      $  51.00    $  49.18    $  43.34    $  45.72    $  40.79    $  39.17
                                   ========    ========    ========    ========    ========    ========

TOTAL RETURN (%)(b)  ........          6.56       21.45         .42       28.77       18.65       28.52

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period (in
   thousands)  ..............       750,559     697,211     595,862     572,635     393,048     313,678

 Ratios to average net assets
   (%)(c):
   Operating expenses .......          1.22        1.24        1.15        1.15        1.19        1.22
   Net investment
   income (loss)  ...........          (.02)       (.10)        .03         .18         .28         .49

 Portfolio turnover
   rate (%)  ................         63.33      111.98      129.19       97.19      118.13       87.56

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

36  Special Growth Fund

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                           --------     --------
COMMON STOCKS - 95.5%
AUTO AND TRANSPORTATION - 5.8%
AMR Corp. (a)                                   800          27
Arvin Industries, Inc.                          500          11
AutoZone, Inc. (a)                            1,200          28
Bandag, Inc.                                    400          10
Boeing Co. (The)                             28,200       1,118
Borg-Warner Automotive, Inc.                    900          38
Burlington Northern, Inc.                    11,200         270
CNF Transportation, Inc.                        700          20
Dana Corp.                                    1,800          55
Delphi Automotive Systems Corp.              18,100         346
Delta Air Lines, Inc.                        13,700         723
Eaton Corp.                                   3,900         328
FedEx Corp. (a)                               2,500          94
Ford Motor Co.                               42,000       2,296
GATX Corp.                                      300          11
General Motors Corp.                         23,500       2,200
Hertz Corp. Class A                           4,700         147
Hunt (JB) Transportation
 Services, Inc.                               1,800          30
Lear Corp. (a)                                  500          15
Meritor Automotive, Inc.                      4,100          62
Navistar International Corp. (a)                300          11
PACCAR, Inc.                                  5,900         280
Ryder System, Inc.                              400           9
Southwest Airlines Co.                        1,600          35
Superior Industries International, Inc.         900          29
Trinity Industries, Inc.                        200           4
UAL Corp. (a)                                 2,200         126
Union Pacific Corp.                          21,900         922
                                                     ----------
                                                          9,245
                                                     ----------

CONSUMER DISCRETIONARY - 9.2%
Abercrombie & Fitch Co. Class A (a)             900          10
AC Nielsen Corp. (a)                          2,700          62
AMFM, Inc. (a)                                1,600         106
AT&T Corp. - Liberty Media Group Class A
 (a)                                         45,734       2,284
Banta Corp.                                   1,000          20
Best Buy Co. (a)                                300          24
BJ's Wholesale Club, Inc. (a)                 3,300         117
Brinker International, Inc. (a)               2,200          70
Brunswick Corp.                               2,800          54
Callaway Golf Co.                             2,100          35
CBS Corp. (a)                                 3,600         212
Cendant Corp. (a)                             3,600          56
Circuit City Stores - Circuit
 City Group                                     100           6
Clear Channel Communications,
 Inc. (a)                                       300          22
Darden Restaurants, Inc.                      7,900         146
Delhaize America, Inc.                        3,500          62
Disney (Walt) Co.                            54,100       2,343
Donnelley (R.R.) & Sons Co.                   6,100         130
Eastman Kodak Co.                             3,300         185
EchoStar Communications Corp.
  Class A (a)                                   500          32
Energizer Holdings, Inc. (a)                  1,633          28
Federated Department Stores, Inc. (a)        10,800         367
Fluor Corp.                                   2,900          97
Furniture Brands International, Inc. (a)        900          17
Gannett Co., Inc.                             7,200         460
Harrah's Entertainment, Inc. (a)              2,200          45
Hasbro, Inc.                                    900          14
Houghton Mifflin Co.                          1,200          50
Infinity Broadcasting Corp.
 Class A (a)                                    800          27
Kelly Services, Inc. Class A                    200           5
Kmart Corp. (a)                               6,100          50
Lancaster Colony Corp.                          300           8
Land's End, Inc. (a)                            500          21
Leggett & Platt, Inc.                         1,400          30
Limited, Inc. (The)                           6,400         289
Liz Claiborne, Inc.                           1,500          69
Lowe's Cos., Inc.                               400          20
Manpower, Inc.                                3,400         120
May Department Stores Co.                     5,700         157
McDonald's Corp.                              4,100         156
McGraw-Hill, Inc.                             2,300         121
MediaOne Group, Inc. (a)                     19,200       1,452
MGM Grand, Inc.                               7,200         212
Mirage Resorts, Inc. (a)                      1,800          37
 Class A
Neiman Marcus Group, Inc. (The)                 500          13
 Class A (a)
New York Times Co. Class A                   16,000         659
Newell Rubbermaid, Inc.                         700          18
Office Depot, Inc. (a)                          800           8
PanAmSat Corp. (a)                              400          17
Park Place Entertainment Corp. (a)            4,700          60
Payless ShoeSource, Inc. (a)                    900          50
Pittston Brink's Group                        1,400          23
Reader's Digest Association,
 Inc. Class A                                 3,700         118
Reynolds & Reynolds Co. Class A                 400          10
Ross Stores, Inc.                               800          17
Russell Corp.                                   700          14
Sears Roebuck & Co.                          10,200         374
Shaw Industries, Inc.                         1,700          27
Stanley Works (The)                           1,000          30
Starwood Hotels & Resorts Worldwide,
 Inc.                                           700          20

38 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                            NUMBER       VALUE
                                              OF          (000)
                                            SHARES          $
                                          --------     --------

Time Warner, Inc.                             3,300         297
Toys "R" Us, Inc. (a)                         4,400          67
Tribune Co.                                  37,500       1,458
Tricon Global Restaurants, Inc. (a)           2,300          78
UnitedGlobalCom, Inc. Class A (a)               400          21
USA Networks, Inc. (a)                          500          12
Valassis Communications, Inc. (a)             1,100          37
Viacom, Inc. Class B (a)                     16,900         918
Wallace Computer Services, Inc.               2,100          22
Wendy's International, Inc.                     900          20
Westwood One, Inc. (a)                          400          13
Whirlpool Corp.                               7,200         468
                                                     ----------
                                                         14,697
                                                     ----------

CONSUMER STAPLES - 2.2%
Albertson's, Inc.                             1,900          62
Anheuser-Busch Cos., Inc.                     5,400         381
Bestfoods                                       400          20
Campbell Soup Co.                             1,500          39
Coca-Cola Enterprises, Inc.                   2,000          43
Colgate-Palmolive Co.                           400          23
ConAgra, Inc.                                 4,800          91
Coors (Adolph) Co. Class B                      900          46
General Mills, Inc.                          14,100         513
Hannaford Brothers Co.                          200          14
Heinz (H.J.) Co.                             16,500         561
IBP, Inc.                                     9,600         158
Interstate Bakeries Corp.                       800          10
Keebler Foods Co.                               200           6
Kimberly-Clark Corp.                          6,700         389
Kroger Co. (The) (a)                            700          13
McCormick & Co., Inc.                         2,800          87
Nabisco Group Holdings Corp.                  3,100          40
Pepsi Bottling Group, Inc. (The)              1,500          32
PepsiCo, Inc.                                 3,200         117
Philip Morris Cos., Inc.                     11,000         241
Procter & Gamble Co.                            200          12
Quaker Oats Co. (The)                         1,300          85
R.J. Reynolds Tobacco Holdings, Inc.          1,800          37
Ralston-Purina Group                         10,100         179
Sara Lee Corp.                                2,800          42
Suiza Foods Corp. (a)                           200           8
SuperValu, Inc.                               1,200          25
SYSCO Corp.                                   1,600          60
Tyson Foods, Inc. Class A                     2,800          29
UST Corp.                                    10,000         150
Winn-Dixie Stores, Inc.                       1,300          22
                                                     ----------
                                                          3,535
                                                     ----------

FINANCIAL SERVICES - 26.4%
Aetna, Inc.                                     800          46
AFLAC, Inc.                                   1,800          88
Allmerica Financial Corp.                     4,400         238
Allstate Corp.                               10,000         236
Ambac Financial Group, Inc.                   9,000         432
American Express Co.                            600          90
American General Corp.                       18,200       1,019
American International Group, Inc.           23,200       2,545
AmSouth Bancorp                               5,200          76
AON Corp.                                     1,800          49
Apartment Investment & Management Co.
 Class A                                      2,400          95
Associates First Capital Corp. Class A        5,900         131
Astoria Financial Corp.                         900          25
AXA Financial, Inc.                          11,300         369
Bank of America Corp.                        41,184       2,018
Bank of New York Co., Inc.                    5,100         209
Bank One Corp.                               10,700         326
BB&T Corp.                                    5,200         138
Bear Stearns Companies Inc. (The)            10,355         444
Block (H&R) Co., Inc.                           900          38
Catellus Development Corp. (a)                  800          10
Chase Manhattan Corp.                        41,336       2,979
Chubb Corp. (The)                             4,100         261
CIGNA Corp.                                  20,100       1,603
Cincinnati Financial Corp.                    2,500         101
CIT Group, Inc.                               1,500          25
Citigroup, Inc.                              99,200       5,896
Colonial BancGroup, Inc.                      1,100          10
Comerica, Inc.                                3,200         136
Commerce Bancshares, Inc.                       200           6
Compass Bancshares, Inc.                      1,000          18
Conseco, Inc.                                62,400         339
Dime Bancorp, Inc.                              700          13
Donaldson, Lufkin & Jenrette, Inc.            1,600          67
Dow Jones & Co., Inc.                         1,900         123
Duke Realty Investments, Inc.                 3,900          85
Dun & Bradstreet Corp.                          400          12
Edwards (A.G.), Inc.                          1,300          49
Equity Office Properties Trust                3,800         103
Equity Residential Properties Trust           1,600          73
Erie Indemnity Co. Class A                    2,200          65
Everest Re Group, Ltd.                        1,200          35
Fannie Mae                                   22,300       1,345
Federal Home Loan Mortgage Corp.              2,400         110
FelCor Lodging Trust, Inc.                    1,100          22
Financial Security Assurance Holdings,
 Ltd.                                           200          15
FINOVA Group, Inc.                              900          12
First Data Corp.                              6,100         297


                                                           Equity Income Fund 39

EQUITY INCOME FUND

                                                      April 30, 2000 (Unaudited)


                                                           MARKET
                                             NUMBER        VALUE
                                               OF          (000)
                                             SHARES          $
                                           --------     --------

First Security Corp.                          1,600          23
First Union Corp.                            13,600         434
Firstar Corp.                                 7,600         189
FleetBoston Financial Corp.                  52,800       1,871
Franchise Finance Corp. of America            1,600          38
Franklin Resources, Inc.                        300          10
Fulton Financial Corp.                          600          12
General Growth Properties, Inc.                 800          26
Golden State Bancorp, Inc. (a)               21,800         335
Golden West Financial Corp.                   1,600          55
Goldman Sachs Group, Inc. (The)                 800          75
Greenpoint Financial Corp.                    1,100          20
Hartford Financial Services Group, Inc.
 (The)                                       25,300       1,320
Hibernia Corp. Class A                        1,900          20
Household International Corp.                10,500         438
Jefferson-Pilot Corp.                         1,900         126
KeyCorp                                       7,100         131
Lehman Brothers Holdings, Inc.                6,100         501
Liberty Property Trust                        1,000          25
Lincoln National Corp.                        5,700         198
Loews Corp.                                   1,900         105
Marsh & McLennan Cos., Inc.                   2,000         197
Marshall & Ilsley Corp.                       1,400          65
MBIA, Inc.                                      200          10
MBNA Corp.                                      700          19
Mellon Financial Corp.                        4,500         145
Merrill Lynch & Co., Inc.                     5,800         591
MGIC Investment Corp.                         8,500         406
MONY Group, Inc. (The)                        2,400          74
Morgan (J.P.) & Co., Inc.                    19,700       2,529
Morgan Stanley Dean Witter & Co.             48,800       3,745
National City Corp.                           8,400         143
Nationwide Financial Services, Inc.
 Class A                                        600          17
North Fork Bancorp., Inc.                     1,000          16
Northern Trust Corp.                          1,300          83
Old Kent Financial Corp.                        800          24
Paine Webber Group, Inc.                      5,400         237
PMI Group, Inc. (The)                         7,300         354
PNC Bank Corp.                               30,500       1,331
Popular, Inc.                                   500          10
Provident Financial Group, Inc.               7,500         219
Radian Group, Inc.                            6,100         311
Regions Financial Corp.                       2,000          41
Reinsurance Group Of America                    600          15
Reliastar Financial Corp.                       500          22
Simon Property Group, Inc.                    2,200          56
SLM Holding Corp.                               300           9
SouthTrust Corp.                              2,500          60
Spieker Properties, Inc.                        600          27
St. Paul Cos., Inc.                          22,700         809
State Street Corp.                              800          78
SunTrust Banks, Inc.                          1,900          96
TCF Financial Corp.                             800          19
Torchmark Corp.                               1,500          38
U.S. Bancorp                                 10,600         215
UnionBanCal Corp.                            29,800         825
UnumProvident Corp.                           3,500          60
Wachovia Corp.                                1,100          69
Waddell & Reed Financial, Inc.
 Class A                                        600          16
Washington Mutual, Inc.                       5,900         150
Wells Fargo Co.                              20,300         833
Wilmington Trust Corp.                          200           9
                                                     ----------
                                                         42,347
                                                     ----------

HEALTH CARE - 5.5%
Abbott Laboratories                           6,700         258
Allergan, Inc.                                  800          47
American Home Products Corp.                  1,300          73
Bausch & Lomb, Inc.                             400          24
Baxter International, Inc.                   17,400       1,133
Biogen, Inc. (a)                                100           6
Bristol-Myers Squibb Co.                     19,100       1,002
Chiron Corp. (a)                                200           9
Columbia/HCA Healthcare Corp.                54,000       1,536
Covance, Inc. (a)                               600           6
First Health Group Corp. (a)                    400          12
Foundation Health Systems, Inc. (a)           1,100          11
Genzyme Corp. (a)                               600          29
Humana, Inc. (a)                              1,400          11
ICOS Corp. (a)                                  100           4
Immunex Corp. (a)                               200           8
IVAX Corp. (a)                               11,000         301
Johnson & Johnson                            25,800       2,129
Lilly (Eli) & Co.                               100           8
Mallinckrodt, Inc.                            8,000         215
Merck & Co., Inc.                             8,700         605
PacifiCare Health Systems, Inc. (a)           1,000          51
Perrigo Co. (a)                               1,300           7
Pharmacia Corp. (a)                           6,407         320
Tenet Healthcare Corp.                        9,900         252
United Health Corp (a)                        8,800         587
Universal Health Services, Inc.
 Class B (a)                                    300          15
Wellpoint Health Networks, Inc. (a)           1,400         103
                                                     ----------
                                                          8,762
                                                     ----------

40 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                           --------    --------

INTEGRATED OILS - 9.3%
Amerada Hess Corp.                           28,900       1,839
Chevron Corp.                                24,300       2,069
Coastal Corp.                                 1,600          80
Conoco, Inc. Class B                          8,300         206
Enron Corp.                                  16,700       1,164
Exxon Mobil Corp.                            86,073       6,687
Kerr-McGee Corp.                              3,000         155
Lyondell Petrochemical Co.                    2,000          37
Murphy Oil Corp.                                600          35
Phillips Petroleum Co.                       19,100         906
Texaco, Inc.                                 28,600       1,416
USX-Marathon Group                           14,500         338
                                                     ----------
                                                         14,932
                                                     ----------

MATERIALS AND PROCESSING - 6.5%
Air Products & Chemicals, Inc.                2,400          75
Albemarle Corp.                               2,000          42
Alcoa, Inc.                                  16,300       1,057
Allegheny Technologies, Inc.                    300           7
American Standard Cos., Inc. (a)              2,400          98
Archer-Daniels-Midland Co.                    6,300          63
Avery Dennison Corp.                            200          13
B.F. Goodrich Co.                             1,700          54
Ball Corp.                                    5,200         164
Boise Cascade Corp.                             800          26
Bowater, Inc.                                 1,300          72
Centex Corp.                                  3,500          84
Champion International Corp.                  1,000          66
Chesapeake Corp.                                200           6
Cornerstone Properties, Inc.                    600          11
Dow Chemical Co.                             16,600       1,876
du Pont (E.I.) de Nemours & Co.              20,700         982
Eastman Chemical Co.                          2,500         131
FMC Corp. (a)                                 1,700          99
Freeport-McMoRan Copper & Gold, Inc.
 Class A (a)                                    700           6
Georgia-Pacific Corp. (Timber Group)         10,900         253
Georgia-Pacific Group                         4,400         162
Granite Construction, Inc.                      800          19
Hanna (M.A.) Co.                                900          10
Harsco Corp.                                    700          21
IMC Global, Inc.                              2,500          39
International Paper Co.                      20,500         753
Johns Manville Corp.                          2,600          27
Lafarge Corp.                                 2,200          56
Longview Fibre Co.                              700           9
Louisiana Pacific Corp.                       4,100          55
Lubrizol Corp.                               13,000         333
Masco Corp.                                   3,300          74
Minnesota Mining &
 Manufacturing Co.                           13,300       1,150
Morrison Knudsen Corp. 2003 Warrants (a)        292           1
Newmont Mining Corp.                          2,300          54
Nucor Corp.                                   6,000         258
PPG Industries, Inc.                          7,300         397
Praxair, Inc.                                 1,600          71
Rayonier, Inc.                                  600          28
Reynolds Metals Co.                             500          33
Sherwin-Williams Co.                          2,600          65
Sigma Aldrich Corp.                           2,100          62
Southdown, Inc.                                 600          35
Standard Register Co.                           300           4
Temple-Inland, Inc.                           3,800         190
Timken Co.                                    1,500          28
Tyco International, Ltd.                        100           5
Union Carbide Corp.                           1,100          65
US Industries, Inc.                           1,600          20
USG Corp.                                     9,800         409
USX-U.S. Steel Group                            100           3
Westvaco Corp.                               11,700         361
Weyerhaeuser Co.                              2,700         144
Willamette Industries, Inc.                   7,900         301
Worthington Industries, Inc.                  4,600          56
                                                     ----------
                                                         10,483
                                                     ----------

OTHER ENERGY - 2.6%
Anadarko Petroleum Corp.                      2,600         113
Apache Corp.                                  4,400         213
Baker Hughes, Inc.                            2,400          76
BJ Services Co. (a)                             600          42
BP Amoco PLC - ADR                            1,804          92
Burlington Resources, Inc.                    1,600          63
Constellation Energy Group                   15,500         512
Cooper Cameron Corp. (a)                        500          38
El Paso Energy Corp.                          5,900         251
ENSCO International, Inc.                     4,100         136
EOG Resources, Inc.                             800          20
Flowserve Corp.                                 800          11
Global Marine, Inc. (a)                       1,200          29
Halliburton Co.                               1,000          44
Helmerich & Payne, Inc.                       4,600         144
Noble Drilling Corp. (a)                      3,700         148
Occidental Petroleum Corp.                   10,800         232
Ocean Energy, Inc. (a)                        1,000          13
ONEOK, Inc.                                     600          15
Pioneer Natural Resources Co. (a)               800           8
Rowan Cos., Inc. (a)                          1,300          36
Santa Fe Snyder Corp. (a)                     1,400          13
Sempra Energy                                13,200         245

                                                           Equity Income Fund 41

EQUITY INCOME FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                           --------    --------

Smith International, Inc. (a)                   300          23
Tidewater, Inc.                                 400          12
Tosco Corp.                                   2,100          67
Transocean Sedco Forex, Inc.                    300          14
Ultramar Diamond Shamrock Corp.              12,800         317
Unocal Corp.                                 34,600       1,118
Weatherford International, Inc. (a)           1,200          49
                                                     ----------
                                                          4,094
                                                     ----------

PRODUCER DURABLES - 4.8%
AMETEK, Inc.                                    300           6
Boston Scientific Corp. (a)                   2,000          53
Caterpillar, Inc.                            10,100         398
Clayton Homes, Inc.                           2,600          25
Cordant Technologies, Inc.                    1,300          74
Crane Co.                                     1,200          32
Cummins Engine Co., Inc.                      7,000         249
Deere & Co.                                  26,700       1,078
Donaldson Co., Inc.                             500          12
Dover Corp.                                   9,200         467
Emerson Electric Co.                          4,300         236
General Electric Co.                          7,700       1,211
Grant Prideco, Inc. (a)                       1,200          23
Honeywell International, Inc.                13,700         767
Ingersoll-Rand Co.                            1,200          56
Johnson Controls, Inc.                        2,300         146
Kennametal, Inc.                              1,600          46
Litton Industries, Inc. (a)                   1,000          43
MagneTek, Inc. (a)                            1,100           9
Molex, Inc.                                     325          18
NACCO Industries, Inc. Class A                  200           9
Northrop Grumman Corp.                        4,400         312
Pall Corp.                                      800          18
Parker-Hannifin Corp.                         8,000         372
Raytheon Co. Class B                          1,100          24
Rockwell International Corp.                 10,900         429
Sawtek, Inc. (a)                                200          10
Stewart & Stevenson Services, Inc.              500           6
Tecumseh Products Co. Class A                 8,900         413
Teradyne, Inc. (a)                              800          88
Textron, Inc.                                16,100         997
Thermo Instrument Systems, Inc. (a)             200           4
United Technologies Corp.                     1,900         118
                                                     ----------
                                                          7,749
                                                     ----------

TECHNOLOGY - 7.1%
3Com Corp. (a)                                1,900          75
Advanced Micro Devices, Inc. (a)              2,000         176
Altera Corp. (a)                                200          20
America Online, Inc. (a)                        100           6
Analog Devices, Inc. (a)                        400          31
Apple Computer, Inc. (a)                      2,400         298
Applied Micro Circuits Corp. (a)                 80          10
Atmel Corp. (a)                               1,000          49
Autodesk, Inc.                                  300          12
AVX Corp.                                     3,100         302
Cabletron Systems, Inc. (a)                   1,300          30
Cisco Systems, Inc. (a)                         300          21
Comdisco, Inc.                                3,900         121
COMPAQ Computer Corp.                        39,900       1,167
Computer Associates
 International, Inc.                            200          11
Computer Sciences Corp. (a)                     800          65
Cypress Semiconductor Corp. (a)                 400          21
Dell Computer Corp. (a)                       2,200         110
DST Systems, Inc. (a)                         3,600         267
Electronic Data Systems Corp.                19,562       1,345
General Motors Corp. Class H (a)                500          48
GTECH Holdings Corp. (a)                      1,900          39
Hewlett-Packard Co.                           8,600       1,161
Ikon Office Solutions, Inc.                   1,400           8
IMS Health, Inc.                                700          12
Integrated Device Technology, Inc. (a)          700          34
Intel Corp.                                   4,482         568
International Business
 Machines Corp.                              12,900       1,440
LSI Logic Corp. (a)                           4,500         281
Lucent Technologies, Inc.                    14,200         883
Maxim Integrated Products, Inc. (a)             600          39
Microchip Technology, Inc. (a)                  300          19
Micron Technology, Inc. (a)                   1,200         167
Motorola, Inc.                               12,600       1,500
National Semiconductor Corp. (a)              3,100         188
NCR Corp. (a)                                   600          23
Nortel Networks Corp.                           700          79
Oracle Systems Corp. (a)                        500          40
PeopleSoft, Inc. (a)                            500           7
Quantum Corp. - DLT &
 Storage Systems                              1,500          18
Safeguard Scientifics, Inc. (a)               1,600          67
SCI Systems, Inc. (a)                           800          43
Seagate Technology (a)                        2,900         147
Structural Dynamics Research
 Corp. (a)                                      700           9
Sun Microsystems, Inc. (a)                      200          18
SunGard Data Systems (a)                        600          21
Sybase, Inc. (a)                              4,200          85
Symantec Corp. (a)                              100           6
Teledyne Technologies, Inc. (a)                 300           5
Total Systems Services, Inc.                    600          12
Vishay Intertechnology, Inc. (a)              3,600         302
                                                     ----------
                                                         11,406
                                                     ----------
42 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2000 (Unaudited)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                           --------     --------

UTILITIES - 16.1%
ADC Telecommunications, Inc. (a)                600          36
Allegheny Energy, Inc.                        1,600          49
Alltel Corp.                                  3,700         247
Ameren Corp.                                  1,100          40
AT&T Corp.                                   87,392       4,080
Bell Atlantic Corp.                          65,772       3,897
BellSouth Corp.                              77,600       3,778
Cablevision Systems Corp.
 Class A (a)                                    400          27
Centennial Cellular Corp. Class A (a)           400           8
Central & Southwest Corp.                     1,700          37
CenturyTel, Inc.                              1,800          44
Citizens Utilities Co. Class B (a)            2,900          47
Columbia Energy Group                           700          44
Comcast Corp. Special Class A                   500          20
CommScope, Inc. (a)                           3,300         157
Consolidated Edison, Inc.                     3,500         123
Cox Communications, Inc. Class A (a)          1,100          47
Dominion Resources, Inc.                      4,800         216
DTE Energy Co.                                  700          23
Duke Energy Corp.                             4,900         282
Edison International                         13,200         252
Energy East Corp.                               900          19
Entergy Corp.                                 1,200          31
FirstEnergy Corp.                            11,700         298
Florida Progress Corp.                          800          39
FPL Group, Inc.                               3,300         149
GPU, Inc.                                    13,600         382
GTE Corp.                                     9,700         657
KeySpan Corp.                                 3,800         112
MCI WorldCom, Inc. (a)                       24,850       1,129
MCN Energy Group, Inc.                          500          12
New Century Energies, Inc.                    1,000          33
Nextel Communications, Inc.
 Class A (a)                                    100          11
Nextlink Communications, Inc.
 Class A (a)                                  1,300         110
Northeast Utilities                             800          17
OGE Energy Corp.                                500          10
Peco Energy Co.                               9,300         388
PG&E Corp.                                   20,000         519
Pinnacle West Capital Corp.                   4,000         141
PPL Corp.                                     7,600         181
Public Service Enterprise Group, Inc.        35,900       1,288
Questar Corp.                                 1,000          19
Reliant Energy, Inc.                         23,800         634
SBC Communications, Inc.                     71,800       3,146
SDL, Inc. (a)                                   100          19
Southern Co.                                  4,300         107
Sprint Corp. (Fon Group)                     20,328       1,250
Sprint Corp. (PCS Group) (a)                  4,000         220
Telephone & Data Systems, Inc.                3,100         316
Texas Utilities Co.                          23,400         788
U.S. West, Inc.                               3,100         220
Unicom Corp.                                  2,000          80
Viacom, Inc. Class A                            300          15
VoiceStream Wireless Corp. (a)                  200          20
Western Resources, Inc.                         900          13
                                                     ----------
                                                         25,827
                                                     ----------

TOTAL COMMON STOCKS
(cost $139,083)                                         153,077
                                                     ----------

                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                              $
                                          ----------
SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)               5,670       5,670
United States Treasury Bills (b)(c)(d)
 5.465% due 6/29/00                           1,000         991
 5.440% due 6/29/00                             750         743
                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,403)                                             7,404
                                                     ----------

TOTAL INVESTMENTS - 100.1%
(identified cost $146,486)                              160,481

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                               (240)
                                                     ----------

                                                        160,241
NET ASSETS - 100.0%                                  ==========

(a) Nonincome-producing security
(b) At amoritized cost, which approximates market.
(c) Rate noted is yeild-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the fund.

Abbreviations:
ADR- American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 43

EQUITY INCOME FUND

                                                      April 30, 2000 (Unaudited)

                                                      UNREALIZED
                                     NUMBER          APPRECIATION
                                        OF           (DEPRECIATION)
                                    CONTRACTS           (000)
FUTURES CONTRACTS                   -----------     ---------------

S&P Barra Value Index
    expiration date 06/00                   16          $     222
S&P 500 Index
    expiration date 06/00                   13               (195)
                                                        ---------
Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                 $      27
                                                        =========


See accompanying notes which are an integral part of the financial statements.

44  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $146,486)....................   $    160,481
Receivables:
 Dividends and interest ............................................            292
 Investments sold ..................................................            194
 Fund shares sold ..................................................            245
Prepaid expenses ...................................................              4
                                                                       ------------
   Total assets.....................................................        161,216

LIABILITIES
Payables:
 Investments purchased .................................  $      642
 Fund shares redeemed ..................................         179
 Accrued fees to affiliates ............................         111
 Other accrued expenses ................................          13
 Daily variation margin on futures contracts ...........          30
                                                          ----------

   Total liabilities ...............................................            975
                                                                       ------------

NET ASSETS .........................................................   $    160,241
                                                                       ============

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................     $        137
Accumulated distributions in excess of net realized gain .........           (6,925)
Unrealized appreciation (depreciation) on:
 Investments .....................................................           13,995
 Futures contracts ...............................................               27
Shares of beneficial interest ....................................               46
Additional paid-in capital .......................................          152,961
                                                                       ------------

NET ASSETS........................................................     $    160,241
                                                                       ============

NET ASSET VALUE, offering and redemption price per share:
 Class C ($882,281 divided by 25,441 shares of $.01 par value
   shares of beneficial interest outstanding).....................     $      34.68
                                                                       ============
 Class E ($943,644 divided by 27,115 shares of $.01 par value
   shares of beneficial interest outstanding).....................     $      34.80
                                                                       ============
 Class S ($158,414,634 divided by 4,576,609 shares of $.01 par
   value shares of beneficial interest outstanding)...............     $      34.61
                                                                       ============


See accompanying notes which are an integral part of the financial statements.

                                                          Equity Income Fund  45

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                                              FOUR MONTHS ENDED
                                                                APRIL 30, 2000        YEAR ENDED
                                                                 (UNAUDITED)       DECEMBER 31, 1999
                                                              -----------------    -----------------
INVESTMENT INCOME
 Dividends ................................................   $           1,030    $           4,243
 Dividends from Money Market Fund .........................                 113                  460
 Interest .................................................                   1                  107
                                                              -----------------    -----------------

   Total investment income ................................               1,144                4,810
                                                              -----------------    -----------------

EXPENSES
 Advisory fees ............................................                 410                1,681
 Administrative fees ......................................                  28                  113
 Custodian fees ...........................................                  46                  180
 Distribution fees - Class C ..............................                   2                    4
 Transfer agent fees ......................................                  97                  377
 Professional fees ........................................                  11                   23
 Registration fees ........................................                  15                   76
 Shareholder servicing fees - Class C .....................                   1                    1
 Shareholder servicing fees - Class E .....................                   1                    3
 Trustees' fees ...........................................                   5                    5
 Miscellaneous ............................................                   8                   35
                                                              -----------------    -----------------

   Total expenses .........................................                 624                2,498
                                                              -----------------    -----------------

Net investment income .....................................                 520                2,312
                                                              -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..............................................              (9,659)              16,273
 Futures contracts ........................................                (255)               1,725
 Foreign currency-related transactions ....................                  (6)                   2
                                                              -----------------    -----------------
                                                                         (9,920)              18,000
                                                              -----------------    -----------------

Net change in unrealized appreciation
(depreciation) on:
 Investments ..............................................              (1,218)             (20,112)
 Futures contracts ........................................                (224)                 (39)
 Foreign currency-related transactions ....................                   1                   (1)
                                                              -----------------    -----------------
                                                                         (1,441)             (20,152)
                                                              -----------------    -----------------

Net realized and unrealized gain (loss)  ..................             (11,361)              (2,152)
                                                              -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......   $         (10,841)   $             160
                                                              =================    =================

See accompanying notes which are an integral part of the financial statements.

46  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                   FOUR MONTHS ENDED
                                                                     APRIL 30, 2000         YEAR ENDED          YEAR ENDED
                                                                      (UNAUDITED)       DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                   -----------------    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income .........................................   $             520    $           2,312   $           3,335
 Net realized gain (loss) ......................................              (9,920)              18,000              27,006
 Net change in unrealized appreciation (depreciation) ..........              (1,441)             (20,152)               (538)
                                                                   -----------------    -----------------   -----------------

   Net increase (decrease) in net assets from operations .......             (10,841)                 160              29,803
                                                                   -----------------    -----------------   -----------------

DISTRIBUTIONS
 From net investment income
   Class C .....................................................                  --                   (2)                 --
   Class E .....................................................                  (4)                  (7)                 (7)
   Class S .....................................................                (430)              (2,290)             (3,291)
 From net realized gain
   Class C .....................................................                  (5)                 (68)                 --
   Class E .....................................................                  (6)                (101)                (56)
   Class S .....................................................                (991)             (20,115)            (25,440)
                                                                   -----------------    -----------------   -----------------

     Net decrease in net assets from distributions .............              (1,436)             (22,583)            (28,794)
                                                                   -----------------    -----------------   -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .             (16,521)             (39,774)             22,937
                                                                   -----------------    -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS .....................................................             (28,798)             (62,197)             23,946

NET ASSETS
 Beginning of period ...........................................             189,039              251,236             227,290
                                                                   -----------------    -----------------   -----------------
 End of period (including undistributed net investment income of
   $137, $51 and $37, respectively) ............................   $         160,241    $         189,039   $         251,236
                                                                   =================    =================   =================


  See accompanying notes which are an integral part of the financial statements.

                                                          Equity Income Fund  47

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                     2000*       1999**
                                                   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $   37.02   $    40.38
                                                   ---------   ----------

INCOME FROM OPERATIONS
 Net investment income (loss)(a) ..............         (.01)         .04
 Net realized and unrealized gain (loss) ......        (2.12)         .66
                                                   ---------   ----------

   Total income from operations ...............        (2.13)         .70
                                                   ---------   ----------

DISTRIBUTIONS
 From net investment income ...................           --         (.17)
 From net realized gain .......................         (.21)       (3.89)
                                                   ---------   ----------

   Total distributions ........................         (.21)       (4.06)
                                                   ---------   ----------

NET ASSET VALUE, END OF PERIOD ................    $   34.68   $    37.02
                                                   =========   ==========


TOTAL RETURN (%)(b) ...........................        (5.71)        2.03

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .....          882          995

 Ratios to average net assets (%)(c):
   Operating expenses .........................         2.12         2.10
   Net investment income (loss) ...............         (.05)         .10

 Portfolio turnover rate (%) ..................        54.71       137.94

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares were used for this calculation.
(b) Not annualized.
(c) Annualized.


48  Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------
                                                                2000*         1999          1998         1997        1996**
                                                             ----------   ------------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $    37.20   $      41.45   $    41.43   $    40.22   $    41.86
                                                             ----------   ------------   ----------   ----------   ----------

INCOME FROM OPERATIONS
 Net investment income (a)  ..............................          .08            .33          .37          .32          .10
 Net realized and unrealized gain (loss) .................        (2.13)          (.44)        4.49        12.20         2.39
                                                             ----------   ------------   ----------   ----------   ----------

   Total income from operations ..........................        (2.05)          (.11)        4.86        12.52         2.49
                                                             ----------   ------------   ----------   ----------   ----------
DISTRIBUTIONS
 From net investment income ..............................         (.14)          (.25)        (.51)        (.07)        (.18)
 From net realized gain ..................................         (.21)         (3.89)       (4.33)      (11.24)       (3.95)
                                                             ----------   ------------   ----------   ----------   ----------

   Total distributions ...................................         (.35)         (4.14)       (4.84)      (11.31)       (4.13)
                                                             ----------   ------------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD ...........................   $    34.80   $      37.20   $    41.45   $    41.43   $    40.22
                                                             ==========   ===========    ==========   ==========   ==========


TOTAL RETURN (%)(b)  .....................................        (5.49)           .04        12.41        32.68         6.23

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  ...............          944          1,061          745          338          122

 Ratios to average net assets (%)(c):
   Operating expenses ....................................         1.37           1.35         1.42         1.74         1.77
   Net investment income .................................          .70            .80          .90          .77         1.50

 Portfolio turnover rate (%)  ............................        54.71         137.94       149.63       139.33       106.40

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


                                                          Equity Income Fund  49

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                   YEARS ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                    2000*         1999          1998          1997          1996          1995
                                                 ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $    36.92    $    41.26    $    41.08    $    40.22    $    38.43    $    32.21
                                                 ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS
 Net investment income (a) ...................          .11           .41           .55           .69           .82           .94
 Net realized and unrealized gain (loss)......        (2.12)         (.44)         4.49         12.11          7.03         10.08
                                                 ----------    ----------    ----------    ----------    ----------    ----------

   Total income from operations ..............        (2.01)         (.03)         5.04         12.80          7.85         11.02
                                                 ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS
 From net investment income ..................         (.09)         (.42)         (.53)         (.70)         (.83)         (.97)
 From net realized gain ......................         (.21)        (3.89)        (4.33)       (11.24)        (5.23)        (3.83)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

   Total distributions .......................         (.30)        (4.31)        (4.86)       (11.94)        (6.06)        (4.80)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD ...............   $    34.61    $    36.92    $    41.26    $    41.08    $    40.22    $    38.43
                                                 ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b) ..........................        (5.40)          .25         12.99         33.59         21.45         34.76

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).....      158,415       186,983       250,491       226,952       195,132       180,116

 Ratios to average net assets (%)(c):
   Operating expense .........................         1.12          1.11          1.01          1.04          1.07          1.06
   Net investment income .....................          .95          1.03          1.30          1.51          2.03          2.51

 Portfolio turnover rate (%) .................        54.71        137.94        149.63        139.33        106.40         92.40


*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


50  Equity Income Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)


                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          --------     --------

COMMON STOCKS - 96.3%
AUTO AND TRANSPORTATION - 2.3%
Boeing Co.                                  91,600        3,635
Burlington Northern, Inc.                   81,200        1,959
C.H. Robinson Worldwide, Inc.                4,100          205
CNF Transportation, Inc.                     1,700           47
Cooper Tire & Rubber Co.                     6,400           86
CSX Corp.                                   21,900          459
Dana Corp.                                  31,400          954
Delphi Automotive Systems Corp.             84,527        1,617
Delta Air Lines, Inc.                       59,700        3,149
Eaton Corp.                                 12,200        1,025
Ford Motor Co.                             207,892       11,369
General Motors Corp.                        33,800        3,165
Genuine Parts Co.                           11,100          291
Goodyear Tire & Rubber Co.                  30,600          845
Harley-Davidson, Inc.                        6,500          259
Kansas City Southern Industries, Inc.        7,900          568
Lear Corp. (a)                              43,500        1,302
Meritor Automotive, Inc.                    45,900          689
Norfolk Southern Corp.                      26,500          467
PACCAR, Inc.                                15,100          717
Ryder System, Inc.                           6,800          151
Trinity Industries, Inc.                     4,300           96
UAL Corp. (a)                               13,900          804
Union Pacific Corp.                         37,666        1,587
USFreightways Corp.                          8,800          405
Wisconsin Central Transportation
 Corp. (a)                                   2,900           42
                                                    -----------
                                                         35,893
                                                    -----------

CONSUMER DISCRETIONARY - 10.4%
Abercrombie & Fitch Co. Class A (a)         95,100        1,046
Alberto Culver Co. Class B                   9,500          224
Amazon.com, Inc. (a)                         6,400          353
American Eagle Outfitters, Inc.
 NPV (a)                                    24,400          415
Applebee's International, Inc.               7,300          266
AT&T Corp. - Liberty Media Group Class
 A (a)                                      64,400        3,216
Banta Corp.                                  9,500          186
Best Buy Co. (a)                            57,395        4,635
BJ's Wholesale Club, Inc. (a)               15,900          563
Brunswick Corp.                            100,004        1,919
Buffets, Inc. (a)                            1,500           15
Callaway Golf Co.                           60,700        1,009
Catalina Marketing Corp. (a)                 4,900          496
CBS Corp. (a)                               27,400        1,610
CEC Entertainment, Inc. (a)                  1,500           45
Cendant Corp. (a)                          289,300        4,466
Circuit City Stores, Inc.                   17,600        1,035
Clear Channel Communications,
 Inc. (a)                                   32,200        2,318
Convergys Corp. NPV (a)                     25,900        1,140
Costco Wholesale Corp. (a)                  36,800        1,990
Darden Restaurants, Inc.                   133,000        2,452
Delhaize America, Inc.                      11,100          196
Disney (Walt) Co.                          153,000        6,627
Eastman Kodak Co.                           33,483        1,873
Energizer Holdings, Inc. (a)                47,199          805
Enesco Group, Inc.                           3,300           15
Extended Stay America, Inc. (a)             11,100           99
Federated Department Stores, Inc. (a)      108,400        3,686
Fortune Brands, Inc.                        32,820          821
Fox Entertainment Group, Inc.
 Class A (a)                                20,700          533
Gannett Co., Inc.                           52,400        3,347
Gap, Inc.                                  123,700        4,546
Hasbro, Inc.                                10,800          172
Hilton Hotels Corp.                         74,400          632
Home Depot, Inc. (The)                     263,221       14,757
Houghton Mifflin Co.                         1,300           54
Infinity Broadcasting Corp.
 Class A (a)                                21,300          723
Interpublic Group Cos., Inc.                30,000        1,230
Jack in the Box, Inc. (a)                   11,000          270
JC Penney & Co., Inc.                       68,948          952
Jones Apparel Group, Inc. (a)               19,700          585
Jostens, Inc.                                5,300          131
Kmart Corp. (a)                            136,100        1,106
Knight-Ridder, Inc.                         27,100        1,330
Kohl's Corp. (a)                            20,200          970
La-Z-Boy Inc.                                8,000          126
Lancaster Colony Corp.                      17,000          445
Land's End, Inc. (a)                        23,900        1,011
Leggett & Platt, Inc.                       40,600          868
Liberty Digital, Inc. Class A (a)           13,900          440
Limited, Inc. (The)                         20,600          931
Lowe's Cos., Inc.                           44,349        2,195
Mandalay Resort Group (a)                   12,900          243
Marriott International, Inc. Class A        15,700          502
Mattel, Inc.                                75,400          924
May Department Stores Co.                   66,300        1,823
MediaOne Group, Inc. (a)                    89,300        6,753
Metro-Goldwyn-Mayer, Inc. (a)               25,800          774
Michaels Stores, Inc. (a)                    6,400          252
Mirage Resorts, Inc. (a)                    55,000        1,121
New York Times Co. Class A                  23,400          964
Nordstrom, Inc.                             18,900          526
Office Depot, Inc. (a)                      21,700          229
Omnicom Group, Inc.                         23,100        2,104
Pacific Sunwear of California (a)            3,600          123

52 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------

Payless ShoeSource, Inc. (a)                17,800          981
Pier 1 Imports, Inc.                        29,000          330
Priceline.com, Inc. (a)                      5,900          372
Reebok International, Ltd. (a)              10,800          184
Robert Half International, Inc. (a)          7,400          452
SABRE Group Holdings, Inc. (The),
 Class A                                     2,500           87
Scholastic Corp. (a)                         2,900          135
Sears Roebuck & Co.                        189,300        6,933
Service Corp. International                 84,400          433
Shaw Industries, Inc.                       75,100        1,188
Starwood Hotels & Resorts Worldwide,
 Inc.                                       50,900        1,447
Target Corp.                                53,636        3,570
TeleTech Holdings, Inc. (a)                  4,300          140
Tiffany & Co.                               19,400        1,410
Time Warner, Inc.                          128,800       11,584
TJX Cos., Inc.                              59,400        1,140
TMP Worldwide, Inc. (a)                     11,100          724
Toys "R" Us, Inc. (a)                      177,624        2,709
Tribune Co.                                 58,470        2,273
Tricon Global Restaurants, Inc. (a)         86,700        2,959
Tupperware Corp.                            28,200          532
UnitedGlobalCom, Inc. Class A (a)            1,400           74
Valassis Communications, Inc. (a)           14,100          480
Viacom, Inc. Class B (a)                    64,757        3,521
Wal-Mart Stores, Inc.                      371,216       20,556
Washington Post Co (The) Class B               115           56
Westwood One, Inc. (a)                      10,900          386
Whirlpool Corp.                             49,200        3,204
Young & Rubicam, Inc.                        7,000          390
Zale Corp. (a)                              14,600          602
                                                    -----------
                                                        166,065
                                                    -----------

CONSUMER STAPLES - 5.2%
Albertson's, Inc.                           24,100          785
Anheuser-Busch Cos., Inc.                   40,946        2,889
Bestfoods                                   36,400        1,829
Canandaigua Brands Co., Inc.
 Class A (a)                                 4,900          247
Church and Dwight Co., Inc.                  9,400          168
Clorox Co. (The)                            24,400          897
Coca-Cola Co. (The)                         72,900        3,431
Colgate-Palmolive Co.                       32,900        1,879
ConAgra, Inc.                              142,293        2,686
Dial Corp.                                  47,400          661
General Mills, Inc.                         15,200          553
Gillette Co. (The)                          79,600        2,945
Heinz (H.J.) Co.                            32,400        1,102
Hershey Foods Corp.                         12,100          549
Hormel Foods Corp.                          94,400        1,440
IBP, Inc.                                  214,300        3,536
International Flavors &
 Fragrances, Inc.                           13,503          465
Interstate Bakeries Corp.                    5,800           74
Kellogg Co.                                 13,700          335
Kimberly-Clark Corp.                        58,343        3,388
Kroger Co. (The) (a)                       128,400        2,383
Pepsi Bottling Group, Inc. (The)            35,200          759
PepsiCo, Inc.                              226,300        8,302
Philip Morris Cos., Inc.                   419,820        9,184
Procter & Gamble Co.                       172,000       10,256
Quaker Oats Co.                             57,800        3,768
Ralston-Purina Group                       141,600        2,505
Safeway, Inc. (a)                           65,628        2,896
Sara Lee Corp.                             170,200        2,553
Seagram Co., Ltd. NPV                      110,400        5,962
SuperValu, Inc.                              5,200          107
SYSCO Corp.                                 57,900        2,178
Tyson Foods, Inc. Class A                   38,200          398
Unilever NV                                 24,700        1,125
Universal Corp.                             32,200          607
                                                    -----------
                                                         82,842
                                                    -----------

FINANCIAL SERVICES - 13.3%
Aetna, Inc.                                 38,000        2,199
Allstate Corp.                             248,000        5,859
Ambac Financial Group, Inc.                 13,100          629
American General Corp.                       2,300          129
American International Group, Inc.         176,369       19,345
Ameritrade Holding Corp. Class A (a)         6,500          108
AmSouth Bancorp                            103,175        1,502
AON Corp.                                   92,449        2,502
Associates First Capital Corp. Class A     102,660        2,278
Astoria Financial Corp.                     22,200          611
AXA Financial, Inc.                         27,700          904
Bank of America Corp.                      439,058       21,514
Bank One Corp.                             107,100        3,267
BB&T Corp.                                  20,700          551
Bear Stearns Cos., Inc.                     25,885        1,110
Block (H&R) Co., Inc.                       21,931          917
Capital One Financial Corp.                  4,600          201
Charter One Financial, Inc.                 23,630          480
Chase Manhattan Corp.                      101,393        7,307
CIGNA Corp.                                 17,400        1,388
CIT Group, Inc.                             69,200        1,172
Citigroup, Inc.                            402,025       23,895
City National Corp.                          4,100          151
CNA Financial Corp. (a)                      9,800          301
Colonial BancGroup, Inc.                     6,000           56
Comerica, Inc.                              78,550        3,329
Compass Bancshares, Inc.                    12,700          234

                                                     Quantitative Equity Fund 53

QUANTITATIVE EQUITY FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------

Conseco, Inc.                               77,400          421
Countrywide Credit Industries, Inc.         31,900          881
Dime Bancorp, Inc.                          21,700          407
Donaldson, Lufkin & Jenrette, Inc.          13,500          563
Dow Jones & Co., Inc.                       22,600        1,466
Edwards (A.G.), Inc.                         3,600          135
Equifax, Inc.                               15,000          367
Fannie Mae                                  58,500        3,528
Federal Home Loan Mortgage Corp.           156,512        7,190
Financial Security Assurance Holdings,
 Ltd.                                          600           44
FINOVA Group, Inc.                          13,100          168
First Tennessee National Corp.              15,600          296
First Union Corp.                          141,700        4,517
Firstar Corp.                               67,100        1,669
FirstMerit Corp.                             5,400           88
FleetBoston Financial Corp.                223,822        7,932
Fremont General Corp.                       10,000           58
Golden State Bancorp, Inc. (a)              12,000          185
Golden West Financial Corp.                 30,800        1,051
Goldman Sachs Group, Inc.                   50,500        4,709
Greenpoint Financial Corp.                  22,900          427
Hartford Financial Services Group,
 Inc. (The)                                 13,900          725
Heller Financial, Inc. Class A               6,100          119
Hibernia Corp. Class A                      19,100          203
Household International Corp.               38,000        1,587
Huntington Bancshares, Inc.                  3,800           69
Imperial Bancorp (a)                        12,300          241
Investors Financial Services Corp.             200           16
John Hancock Financial Services,
 Inc. (a)                                   61,600        1,124
KeyCorp                                     79,800        1,476
Knight/Trimark Group, Inc.
 Class A (a)                                 7,500          282
Lehman Brothers Holdings, Inc.              24,300        1,994
Leucadia National Corp.                      7,100          166
Lincoln National Corp.                      26,800          933
Loews Corp.                                 11,200          617
M & T Bank Corp.                               900          395
Marshall & Ilsley Corp.                     11,900          553
MBIA, Inc.                                  20,000          989
MBNA Corp.                                 132,408        3,517
Mercantile Bankshares Corp.                  8,300          236
Mercury General Corp.                        5,000          137
Merrill Lynch & Co., Inc.                   39,500        4,027
MetLife, Inc. New (a)                       83,800        1,388
Metris Companies, Inc.                       6,300          236
MGIC Investment Corp.                        3,500          167
MONY Group, Inc. (The)                       6,200          192
Morgan (J.P.) & Co., Inc.                   23,283        2,989
Morgan Stanley Dean Witter & Co.           213,116       16,357
National City Corp.                         28,820          490
National Commerce Bancorp                    2,300           38
North Fork Bancorp., Inc.                   39,050          632
Ocwen Financial Corp. (a)                    4,000           29
Old Republic International Corp.            27,100          386
Pacific Century Financial Corp.              6,800          140
Paine Webber Group, Inc.                    19,100          838
Paychex, Inc.                               21,409        1,127
Peoples Heritage Financial Group             9,600          125
PMI Group, Inc. (The)                       36,250        1,756
PNC Bank Corp.                             111,705        4,873
Provident Financial Group, Inc.              3,400           99
Providian Financial Corp.                    4,345          383
Radian Group, Inc.                           4,100          209
Regions Financial Corp.                     26,700          546
SAFECO Corp.                                 1,800           40
Schwab (Charles) Corp.                       4,986          222
Silicon Valley Bancshares (a)                6,700          413
SouthTrust Corp.                            97,200        2,321
Sovereign Bancorp, Inc.                     67,900          465
St. Paul Cos., Inc.                         21,320          760
State Street Corp.                           2,600          252
Summit Bancorp                              21,300          540
SunTrust Banks, Inc.                        14,118          716
TCF Financial Corp.                          8,400          196
TD Waterhouse Group, Inc.                   42,400          851
Torchmark Corp.                             24,700          619
Transatlantic Holdings, Inc.                 1,000           83
U.S. Bancorp                                83,500        1,696
Union Planters Corp.                        15,000          425
UnionBanCal Corp.                           85,350        2,363
UnumProvident Corp.                         41,100          698
Waddell & Reed Financial, Inc.
 Class A                                    12,700          338
Washington Federal, Inc.                     4,700           81
Washington Mutual, Inc.                    118,800        3,036
Wells Fargo Co.                            104,500        4,291
                                                    -----------
                                                        210,853
                                                    -----------

HEALTH CARE - 9.6%
Abbott Laboratories                        154,700        5,946
Allergan, Inc.                             123,052        7,245
ALZA Corp. (a)                              47,500        2,093
American Home Products Corp.               163,700        9,198
Amgen, Inc. (a)                             33,900        1,898
Baxter International, Inc.                  18,900        1,231
Becton, Dickinson & Co.                     26,200          671
Biogen, Inc. (a)                            13,570          797
Bristol-Myers Squibb Co.                   345,300       18,107
Cardinal Health, Inc.                       27,143        1,495

54 Quantitative Euity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------

Chiron Corp. (a)                            19,779          895
Columbia/HCA Healthcare Corp.               77,090        2,192
Edwards Lifesciences Corp. (a)               3,780           57
Express Scripts, Inc. Class A (a)           13,200          470
First Health Group Corp. (a)                 8,800          268
Forest Labs, Inc. (a)                       11,900        1,000
Foundation Health Systems, Inc. (a)         10,800          109
Genzyme Corp. (a)                           19,900          970
Guidant Corp.                                5,500          316
HEALTHSOUTH Corp. (a)                        3,700           30
Human Genome Sciences, Inc. (a)              3,600          275
Humana, Inc. (a)                            20,100          155
Immunex Corp. (a)                           35,076        1,379
IVAX Corp. (a)                              70,800        1,938
Johnson & Johnson                          203,100       16,756
Jones Pharma, Inc.                           6,050          173
Lilly (Eli) & Co.                          123,400        9,540
Mallinckrodt, Inc.                          64,200        1,725
MedImmune, Inc. (a)                          7,195        1,146
Medtronic, Inc.                             69,900        3,630
Merck & Co., Inc.                          223,340       15,522
PacifiCare Health Systems, Inc. (a)         49,700        2,553
PE Corp.                                    19,800        1,188
Pfizer, Inc.                               165,600        6,976
Pharmacia Corp. (a)                        251,891       12,579
Schering-Plough Corp.                      143,400        5,781
St. Jude Medical, Inc. (a)                   5,300          165
Techne Corp. (a)                             4,900          349
Tenet Healthcare Corp.                      85,700        2,185
Trigon Healthcare, Inc. (a)                  2,200           80
UnitedHealth Group, Inc. (a)                23,954        1,598
Warner-Lambert Co.                          92,500       10,528
Watson Pharmaceuticals, Inc. (a)             3,000          135
Wellpoint Health Networks, Inc. (a)         15,035        1,109
                                                    -----------
                                                        152,453
                                                    -----------

INTEGRATED OILS - 3.8%
Amerada Hess Corp.                          13,900          884
Ashland, Inc.                               14,600          498
Chevron Corp.                              105,000        8,938
Coastal Corp.                                6,900          346
Conoco, Inc. Class B NPV                    57,719        1,436
Exxon Mobil Corp. NPV                      463,380       35,999
Kerr-McGee Corp.                            22,000        1,139
Phillips Petroleum Co.                      15,000          712
Royal Dutch Petroleum Co.                  104,000        5,967
Texaco, Inc.                                58,800        2,911
USX-Marathon Group                          93,267        2,174
                                                    -----------
                                                         61,004
                                                    -----------

MATERIALS AND PROCESSING - 4.4%
Air Products & Chemicals, Inc.             101,900        3,165
AK Steel Holding Corp.                      20,400          226
Alcoa, Inc.                                 25,800        1,674
Allegheny Technologies, Inc.                17,900          433
Archer-Daniels-Midland Co.                 114,283        1,136
B.F. Goodrich Co.                           13,900          443
Boise Cascade Corp.                          6,000          195
Bowater, Inc.                                2,300          127
Centex Corp.                                15,100          364
Champion International Corp.                 3,900          256
Corning, Inc.                               14,500        2,864
Dow Chemical Co.                            86,167        9,737
Fort James Corp.                            27,700          663
Georgia Gulf Corp.                          14,600          351
Georgia-Pacific Group                       53,200        1,955
Harland (John H.) Co.                        6,500          100
Illinois Tool Works, Inc.                   14,835          950
IMC Global, Inc.                            19,000          293
International Paper Co.                     38,941        1,431
Kaufman & Broad Home Corp.                  16,700          321
Lafarge Corp.                                7,700          194
Louisiana Pacific Corp.                     31,600          423
Lubrizol Corp.                              17,900          459
Masco Corp.                                 18,800          422
Minnesota Mining &
 Manufacturing Co.                         103,064        8,915
Nucor Corp.                                 34,700        1,492
Pentair, Inc.                               19,600          750
Phelps Dodge Corp.                           9,500          439
PPG Industries, Inc.                         6,100          332
Praxair, Inc.                               12,800          569
Precision Castparts Corp.                    8,300          347
Pulte Corp.                                 14,100          303
Reynolds Metals Co.                         10,300          685
Rohm & Haas Co.                             62,001        2,209
Sherwin-Williams Co.                        73,176        1,820
Sigma Aldrich Corp.                         51,600        1,513
Smurfit-Stone Container Corp. (a)           43,100          655
Solutia, Inc.                               37,000          504
Temple-Inland, Inc.                          8,500          426
Textron, Inc.                                8,500          526
Tyco International, Ltd.                   288,996       13,276
Unifi, Inc. (a)                              8,500           87
Union Carbide Corp.                          4,600          271

                                                     Quantitative Equity Fund 55

QUANTITATIVE EQUITY FUND

                                                      April 30, 2000 (Unaudited)


                                                          MARKET
                                            NUMBER        VALUE
                                              OF          (000)
                                            SHARES          $
                                            --------     --------

USEC, Inc.                                   9,900           46
USG Corp.                                   98,500        4,112
USX-U.S. Steel Group                         7,800          195
W.R. Grace & Co. (a)                        14,372          187
Weyerhaeuser Co.                            39,415        2,107
                                                    -----------
                                                         69,948
                                                    -----------

OTHER ENERGY - 1.3%
Apache Corp.                                81,400        3,943
El Paso Energy Corp.                         1,600           68
ENSCO International, Inc.                    6,000          199
Global Marine, Inc. (a)                     32,000          768
Input/Output, Inc. (a)                       2,800           21
Nabors Industries, Inc. (a)                  3,800          150
Noble Drilling Corp. (a)                    58,600        2,340
Occidental Petroleum Corp.                  87,600        1,878
Pioneer Natural Resources Co. (a)            3,813           39
R&B Falcon Corp. (a)                           100            2
Sunoco, Inc.                                11,900          361
Tidewater, Inc.                             12,200          363
Tosco Corp.                                 85,200        2,732
Transocean Sedco Forex, Inc.                24,113        1,133
Ultramar Diamond Shamrock Corp.            123,400        3,054
Union Pacific Resources Group, Inc.        119,600        2,295
Valero Energy Corp.                         19,900          577
                                                    -----------
                                                         19,923
                                                    -----------

PRODUCER DURABLES - 7.4%
Applied Materials, Inc. (a)                 87,400        8,898
Beckman Coulter, Inc.                        8,400          544
Boston Scientific Corp. (a)                 52,500        1,391
Caterpillar, Inc.                           38,300        1,510
Cognex Corp. (a)                             4,300          240
Credence Systems Corp. (a)                   2,000          285
Cummins Engine Co., Inc.                    18,600          661
D.R. Horton, Inc.                           25,000          323
Dover Corp.                                 62,400        3,171
Emerson Electric Co.                        28,100        1,542
General Electric Co.                       423,200       66,548
Honeywell International, Inc.               94,400        5,286
Hubbell, Inc. Class B                        8,300          216
Ingersoll-Rand Co.                          50,678        2,379
ITT Industries, Inc.                        27,500          868
KLA Tencor Corporation (a)                     300           22
Lexmark International Group, Inc.
 Class A (a)                                 9,100        1,074
Lockheed Martin Corp.                       66,100        1,644
Mettler-Toledo International, Inc. (a)       6,000          207
Milacron, Inc.                               3,600           66
Miller (Herman), Inc.                        3,000           82
Millipore Corp.                              6,600          473
NACCO Industries, Inc. Class A               1,400           63
Northrop Grumman Corp.                      67,000        4,749
Pall Corp.                                  14,839          331
Parker-Hannifin Corp.                        6,100          284
Raytheon Co. Class A                        23,100          530
Raytheon Co. Class B                        36,400          808
Rockwell International Corp.                29,479        1,161
Solectron Corp. (a)                         32,620        1,528
Tecumseh Products Co. Class A                4,000          186
Teradyne, Inc. (a)                          75,800        8,338
United Technologies Corp.                   29,600        1,841
Waste Management, Inc.                      37,500          596
                                                    -----------
                                                        117,845
                                                    -----------

TECHNOLOGY - 29.2%
3Com Corp. (a)                              47,000        1,851
Adaptec, Inc. New (a)                       16,366          442
Adobe Systems, Inc.                         28,600        3,459
Adtran, Inc. (a)                             2,000          135
Advanced Micro Devices, Inc. (a)             6,800          597
Altera Corp. (a)                            26,891        2,748
America Online, Inc. (a)                   226,864       13,569
Analog Devices, Inc. (a)                    37,300        2,865
Anixter International, Inc. (a)              2,600           88
Apple Computer, Inc. (a)                    15,969        1,981
Applied Micro Circuits Corp. (a)            12,100        1,559
At Home Corp. Series A (a)                  12,600          234
Autodesk, Inc.                                 100            4
Automatic Data Processing, Inc.              7,500          404
AVX Corp.                                   39,600        3,859
BEA Systems, Inc. (a)                       30,000        1,442
Broadcom Corp. Class A (a)                   6,600        1,137
Brocade Communications Systems,
 Inc. (a)                                    3,000          371
Cisco Systems, Inc. (a)                  1,018,124       70,632
Citrix Systems, Inc. (a)                    19,300        1,179
CMGI, Inc. (a)                              11,500          820
CNET Networks, Inc. (a)                      1,600           55
COMPAQ Computer Corp.                      101,800        2,978
Computer Associates
 International, Inc.                       139,100        7,764
Computer Sciences Corp. (a)                  1,200           98
Comverse Technology, Inc. (a)               11,900        1,061
Conexant Systems, Inc. (a)                  15,100          904
Cooper Industries, Inc.                     18,600          638
Cypress Semiconductor Corp. (a)             59,300        3,080
Dell Computer Corp. (a)                    262,000       13,116
DoubleClick, Inc. (a)                       10,400          788
DST Systems, Inc. (a)                       13,800        1,024
E*TRADE Group, Inc. (a)                     25,100          538
E-Tek Dynamics, Inc. (a)                     1,400          287

56 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2000 (Unaudited)


                                                          MARKET
                                            NUMBER        VALUE
                                              OF          (000)
                                            SHARES          $
                                           --------     --------

eBay, Inc. (a)                               1,100          175
Electronic Data Systems Corp.               53,151        3,654
EMC Corp. (a)                              154,688       21,492
Exodus Communications, Inc. (a)             20,800        1,837
Galileo International, Inc.                120,900        2,796
General Dynamics Corp.                      22,593        1,322
GTECH Holdings Corp. (a)                    16,500          342
Hewlett-Packard Co.                         26,400        3,564
i2 Technologies, Inc. (a)                    3,900          504
Ikon Office Solutions, Inc.                 72,000          423
InfoSpace.com, Inc. (a)                      3,800          273
Inktomi Corp. (a)                            3,600          554
Integrated Device Technology, Inc. (a)      15,600          749
Intel Corp.                                435,000       55,163
International Business
 Machines Corp.                            186,803       20,852
International Game Technology               23,293          568
JDS Uniphase Corp. (a)                      32,000        3,318
Kemet Corp. (a)                              5,300          395
Lattice Semiconductor Corp. (a)              4,700          313
Linear Technology Corp.                     30,500        1,742
LSI Logic Corp. (a)                         33,900        2,119
Lucent Technologies, Inc.                  211,677       13,164
Lycos, Inc. (a)                             12,500          581
Macromedia, Inc. (a)                         1,700          147
MarchFirst, Inc. (a)                         3,460           73
Maxim Integrated Products, Inc. (a)         45,900        2,972
Mercury Interactive Corp. (a)                3,400          306
Microchip Technology, Inc. (a)              38,400        2,381
Microsoft Corp. (a)                        471,251       32,870
Motorola, Inc.                              91,515       10,896
National Semiconductor Corp. (a)            91,903        5,583
NCR Corp. (a)                                4,983          192
Network Appliance, Inc. (a)                 28,700        2,122
Network Associates, Inc. (a)                 1,300           33
Network Solutions, Inc. (a)                  3,800          562
Nortel Networks Corp.                      133,980       15,173
NorthPoint Communications Group,
 Inc. (a)                                   15,800          253
Oracle Systems Corp. (a)                   333,960       26,675
Palm, Inc. New (a)                             589           16
Parametric Technology Corp. (a)             29,600          241
PeopleSoft, Inc. (a)                         5,500           77
PMC - Sierra, Inc. (a)                      23,000        4,410
QUALCOMM, Inc. (a)                          78,288        8,489
Quantum Corp. - DLT & Storage
 Systems                                    16,200          190
Rational Software Corp. (a)                    800           68
RealNetworks, Inc. (a)                       7,800          371
Safeguard Scientifics, Inc. (a)              3,900          163
Sanmina Corp. (a)                              400           24
SCI Systems, Inc. (a)                        7,000          373
Seagate Technology (a)                      57,668        2,930
Siebel Systems, Inc. (a)                    28,300        3,477
Silicon Graphics, Inc. (a)                  38,400          276
Sun Microsystems, Inc. (a)                 290,500       26,708
SunGard Data Systems (a)                   128,800        4,452
Sybase, Inc. (a)                            25,300          511
Symantec Corp. (a)                          12,300          766
Tandy Corp.                                 26,000        1,482
Tech Data Corp. (a)                          3,500          146
Tellabs, Inc. (a)                            1,400           77
Texas Instruments, Inc.                    117,300       19,105
TIBCO Software, Inc. (a)                     1,300          116
Unisys Corp. (a)                            15,843          367
VeriSign, Inc. (a)                           4,100          570
Veritas Software Corp. (a)                  34,952        3,749
Vignette Corp. (a)                           4,100          197
Vishay Intertechnology, Inc. (a)            28,225        2,367
Vitesse Semiconductor Corp. (a)              3,500          238
Xilinx, Inc. (a)                            20,880        1,529
Yahoo!, Inc. (a)                            27,100        3,528
                                                    -----------
                                                        464,858
                                                    -----------

UTILITIES - 9.4%
ADC Telecommunications, Inc. (a)            13,900          844
Allegiance Telecom, Inc. (a)                 3,450          243
Alltel Corp.                                 8,300          553
AT&T Corp.                                 172,116        8,036
Bell Atlantic Corp.                        303,771       17,998
BellSouth Corp.                            361,958       17,623
BroadWing, Inc. (a)                          1,900           54
Calpine Corp. (a)                           11,600        1,061
Carolina Power & Light Co.                  37,300        1,364
Central & Southwest Corp.                   61,400        1,332
Cinergy Corp.                               22,400          599
CMS Energy Corp.                            25,600          486
Columbia Energy Group                       10,700          671
Comcast Corp. Special Class A              120,246        4,817
Consolidated Edison, Inc.                   29,500        1,038
Copper Mountain Networks, Inc. (a)           1,200          100
Cox Communications, Inc. Class A (a)         4,472          191
Dominion Resources, Inc. NPV                54,400        2,448
DTE Energy Co.                             101,800        3,321
Duke Energy Corp.                           50,700        2,915
Dycom Industries, Inc. (a)                   3,500          182
Dynegy, Inc. Class A                         7,700          504
Edison International                        83,300        1,588
Energy East Corp.                           11,000          230
Entergy Corp.                               27,800          707
FirstEnergy Corp.                           50,300        1,280
FPL Group, Inc.                             17,600          795

                                                     57 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2000 (Unaudited)


                                                         MARKET
                                           NUMBER        VALUE
                                             OF          (000)
                                           SHARES          $
                                          --------     --------

Global Crossing, Ltd. (a)                   99,800        3,137
GPU, Inc.                                   43,200        1,212
GTE Corp.                                  114,000        7,724
KeySpan                                     42,500        1,248
Level 3 Communications, Inc. (a)            14,900        1,324
MasTec, Inc. (a)                             2,600          225
MCI WorldCom, Inc. (a)                     401,040       18,222
Nextel Communications, Inc.
 Class A (a)                                32,815        3,591
Nextlink Communications, Inc.
 Class A (a)                                 7,100          598
NiSource, Inc. NPV                          14,300          265
Northern States Power Co.                   14,000          305
OGE Energy Corp.                             7,200          143
PG&E Corp.                                 102,100        2,648
Pinnacle West Capital Corp.                 11,900          418
Powertel, Inc. (a)                           2,900          193
PPL Corp.                                   34,300          819
Public Service Co. of New Mexico            13,300          239
Public Service Enterprise Group, Inc.       86,300        3,096
Quanta Services, Inc. (a)                    7,050          327
Reliant Energy, Inc. NPV                    91,600        2,439
SBC Communications, Inc.                   383,841       16,817
SDL, Inc. (a)                                4,200          819
Southern Co.                                79,700        1,988
Sprint Corp. (Fon Group)                    26,400        1,624
Sprint Corp. (PCS Group) (a)                44,900        2,470
Texas Utilities Co.                        112,300        3,783
U.S. West, Inc.                             19,800        1,410
Unicom Corp.                                 5,600          223
UtiliCorp United, Inc.                      14,400          277
Williams Cos. (The)                         13,300          496
Wisconsin Energy Corp.                      16,400          350
                                                    -----------
                                                        149,410
                                                    -----------

TOTAL COMMON STOCKS
(cost $1,177,430)                                     1,531,094
                                                    -----------



                                          PRINCIPAL      MARKET
                                           AMOUNT        VALUE
                                           (000)         (000)
                                             $             $
                                          --------     --------
SHORT-TERM INVESTMENTS - 3.6%
Frank Russell Investment Company Money
 Market Fund, due on
 demand (b)                                 51,895       51,895
United States Treasury Bills (c)(d)
 5.390% due 6/29/00                            600          594
 5.465% due 6/29/00                          2,500        2,477
 5.470% due 6/29/00                          2,350        2,328
 5.530% due 6/29/00                                         347
                                               350  -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $57,637)                                           57,641
                                                    -----------

TOTAL INVESTMENTS - 99.9%
(identified cost $1,235,067)                          1,588,735

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                1,511
                                                    -----------

                                                      1,590,246
NET ASSETS - 100.0%                                 ===========


(a) Nonincome-producing security.
(b) At amoritized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

                                                          Unrealized
                                        Number           Appreciation
                                          of            (Depreciation)
Futures Contracts                     Contracts              (000)
                                   --------------------------------------
S&P 500 Index
   expiration date 06/00                   128            $      1,519
S&P 400 Midcap Index
   expiration date 06/00                    44                      10
                                                          ------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                    $      1,529
                                                          ============


See accompanying notes which are an integral part of the financial statements.

58  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)
                                                      April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $1,235,067)  ...........   $1,588,735
Cash ..........................................................          304
Receivables:
 Dividends and interest .......................................        1,538
 Investments sold .............................................       15,023
 Fund shares sold .............................................        2,592
 From Advisor .................................................           25
Prepaid expenses ..............................................           17
                                                                  ----------

   Total assets ...............................................    1,608,234

LIABILITIES
Payables:
 Investments purchased ...........................   $   15,224
 Fund shares redeemed ............................        1,269
 Accrued fees to affiliates ......................        1,226
 Other accrued expenses ..........................          155
 Daily variation margin on futures contracts .....          114
                                                     ----------

   Total liabilities ..........................................       17,988
                                                                  ----------

NET ASSETS ....................................................   $1,590,246
                                                                  ==========

NET ASSETS CONSIST OF:
Undistributed net investment income ...........................   $      318
Accumulated net realized gain (loss)  .........................      119,059
Unrealized appreciation (depreciation) on:
 Investments ..................................................      353,668
 Futures contracts ............................................        1,529
Shares of beneficial interest .................................          357
Additional paid-in capital ....................................    1,115,315
                                                                  ----------

NET ASSETS ....................................................   $1,590,246
                                                                  ==========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($16,360,534 divided by 370,051 shares of $.01 par
 value shares of beneficial interest outstanding)  ............   $    44.21
                                                                  ==========
 Class E ($9,109,317 divided by 204,578 shares of $.01 par
 value shares of beneficial interest outstanding) .............   $    44.53
                                                                  ==========

 Class S ($1,564,776,458 divided by 35,115,247 shares of $.01
 par value shares of beneficial interest outstanding) .........   $    44.56
                                                                  ==========


  See accompanying notes which are an integral part of the financial statements.


                                                    Quantitative Equity Fund  59

Quantitative Equity Fund

Statement of Operations

Amounts in thousands


                                                 Four Months
                                                    Ended
                                                April 30, 2000     Year Ended
                                                  (Unaudited)  December 31, 1999
                                                -------------- -----------------
INVESTMENT INCOME
 Dividends .................................... $        5,875 $          18,946
 Dividends from Money Market Fund .............          1,188             1,650
 Interest .....................................             43               243
                                                -------------- -----------------

   Total investment income ....................          7,106            20,839
                                                -------------- -----------------

EXPENSES
 Advisory fees ................................          3,708            10,414
 Administrative fees ..........................            255               715
 Custodian fees ...............................            187               580
 Distribution fees - Class C ..................             37                44
 Transfer agent fees ..........................            424             1,248
 Professional fees ............................             24                53
 Registration fees ............................             78               177
 Shareholder servicing fees - Class C .........             12                15
 Shareholder servicing fees - Class E .........              7                20
 Trustees' fees ...............................              9                10
 Miscellaneous ................................             28               114
                                                -------------- -----------------

   Total expenses .............................          4,769            13,390
                                                -------------- -----------------

Net investment income .........................          2,337             7,449
                                                -------------- -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..................................         51,157           249,787
 Futures contracts ............................           (193)            5,707
                                                -------------- -----------------
                                                        50,964           255,494
                                                -------------- -----------------

Net change in unrealized appreciation
(depreciation) on:
 Investments ..................................        (36,138)           17,217
 Futures contracts ............................           (885)              533
                                                -------------- -----------------
                                                       (37,023)           17,750
                                                -------------- -----------------

Net realized and unrealized gain (loss)  ......         13,941           273,244
                                                -------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS .................................... $       16,278 $         280,693
                                                ============== =================


See accompanying notes which are an integral part of the financial statements.


60 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                            FOUR MONTHS ENDED
                                             APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                               (UNAUDITED)     DECEMBER 31, 1999   DECEMBER 31, 1998
                                            ----------------   -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ....................   $     2,337      $     7,449        $     7,998
 Net realized gain (loss)  ................        50,964          255,494            102,532
 Net change in unrealized
   appreciation (depreciation)  ...........       (37,023)          17,750            149,884
                                              -----------      -----------        -----------

   Net increase (decrease) in net
     assets from operations ...............        16,278          280,693            260,414
                                              -----------      -----------        -----------

DISTRIBUTIONS
 From net investment income
   Class C ................................            --               (5)                --
   Class E ................................           (10)             (19)               (13)
   Class S ................................        (2,009)          (7,550)            (7,962)
 From net realized gain
   Class C ................................          (307)          (1,371)                --
   Class E ................................          (170)            (927)              (384)
   Class S ................................       (31,384)        (179,302)           (81,901)
                                              -----------      -----------        -----------

     Net decrease in net assets
       from distributions .................       (33,880)        (189,174)           (90,260)
                                              -----------      -----------        -----------

SHARE TRANSACTIONS
 Net increase (decrease) in net
   assets from share transactions .........        41,227          151,572            154,152
                                              -----------      -----------        -----------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS ................................        23,625          243,091            324,306

NET ASSETS
 Beginning of period ......................     1,566,621        1,323,530            999,224
                                              -----------      -----------        -----------
 End of period (including undistributed net
 investment income of
   $318 at April 30, 2000 and $3 at
     December 31, 1998)  ..................   $ 1,590,246      $ 1,566,621        $ 1,323,530
                                              ===========      ===========        ===========



  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  61

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           2000*        1999**
                                                       ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...............   $    44.94    $    43.02
                                                       ----------    ----------

INCOME FROM OPERATIONS
 Net investment income (loss)(a)  ..................         (.08)         (.20)
 Net realized and unrealized gain (loss)  ..........          .26          8.00
                                                       ----------    ----------

   Total income from operations ....................          .18          7.80
                                                       ----------    ----------

DISTRIBUTIONS
 From net investment income ........................           --          (.04)
 From net realized gain ............................         (.91)        (5.84)
                                                       ----------    ----------

   Total distributions .............................         (.91)        (5.88)
                                                       ----------    ----------

NET ASSET VALUE, END OF PERIOD .....................   $    44.21    $    44.94
                                                       ==========    ==========

TOTAL RETURN (%)(b)  ...............................          .59         18.89

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  .........       16,361        13,613

 Ratios to average net assets (%)(c):
   Operating expenses ..............................         1.92          1.93
   Net investment income (loss)  ...................         (.53)         (.47)

 Portfolio turnover rate (%)  ......................        39.60         89.52


*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


62  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                              YEARS ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                            2000*         1999         1998         1997      1996**
                                                        ---------    ---------    ---------    ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .............      $   45.19    $   42.50    $   36.80    $   33.05    $ 33.81
                                                        ---------    ---------    ---------    ---------    -------
INCOME FROM OPERATIONS
 Net investment income (a)  ......................            .03          .13          .12          .14        .05
 Net realized and
   unrealized gain (loss)  .......................            .27         8.50         8.54         9.95       1.87
                                                        ---------    ---------    ---------    ---------    -------
   Total income from operations ..................            .30         8.63         8.66        10.09       1.92
                                                        ---------    ---------    ---------    ---------    -------
DISTRIBUTIONS
 From net investment income ......................           (.05)        (.10)        (.16)        (.07)      (.08)
 From net realized gain ..........................           (.91)       (5.84)       (2.80)       (6.27)     (2.60)
                                                        ---------    ---------    ---------    ---------    -------

   Total distributions ...........................           (.96)       (5.94)       (2.96)       (6.34)     (2.68)
                                                        ---------    ---------    ---------    ---------    -------

NET ASSET VALUE, END OF PERIOD ...................      $   44.53    $   45.19    $   42.50    $   36.80    $ 33.05
                                                        =========    =========    =========    =========    =======

TOTAL RETURN (%)(b)  .............................            .84        21.11        24.34        31.70       5.91

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  .......          9,109        7,987        7,479        2,344        322

 Ratios to average net assets (%)(c):
   Operating expenses ............................           1.17         1.18         1.31         1.59       1.65
   Net investment income .........................            .22          .28          .30          .33        .81

 Portfolio turnover rate (%)  ....................          39.60        89.52        77.23        87.67      74.33



*    For the four months ended April 30, 2000 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


                                                    Quantitative Equity Fund  63

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------
                                                              2000*          1999          1998       1997        1996       1995
                                                          ---------     ---------     ---------   ---------   ---------    ---------

NET ASSET VALUE, BEGINNING OF PERIOD .................    $   45.19     $   42.53     $   36.78   $   33.05   $   30.76    $ 24.84
                                                          ---------     ---------     ---------   ---------   ---------    -------
INCOME FROM OPERATIONS Net investment income (a) .....          .07           .24           .27         .38         .51        .50
 Net realized and unrealized gain (loss)  ............          .27          8.50          8.55       10.00        6.24       8.72
                                                          ---------     ---------     ---------   ---------   ---------    -------
   Total income from operations ......................          .34          8.74          8.82       10.38        6.75       9.22
                                                          ---------     ---------     ---------   ---------   ---------    -------
DISTRIBUTIONS
 From net investment income ..........................         (.06)         (.24)         (.27)       (.38)       (.51)      (.51)
 From net realized gain ..............................         (.91)        (5.84)        (2.80)      (6.27)      (3.95)     (2.79)
                                                          ---------     ---------     ---------   ---------   ---------    -------
   Total distributions ...............................         (.97)        (6.08)        (3.07)      (6.65)      (4.46)     (3.30)
                                                          ---------     ---------     ---------   ---------   ---------    -------
NET ASSET VALUE, END OF PERIOD .......................    $   44.56     $   45.19     $   42.53   $   36.78   $   33.05    $ 30.76
                                                          =========     =========     =========   =========   =========    =======

TOTAL RETURN (%)(b)  .................................          .94         21.37         24.82       32.70       23.08      37.69

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  ...........    1,564,776     1,545,021     1,316,051     996,880     663,925    488,948

 Ratios to average net assets (%)(c):
   Operating expenses ................................          .92           .93           .91         .91         .93        .93
   Net investment income .............................          .47           .53           .69        1.04        1.59       1.71

 Portfolio turnover rate (%)  ........................        39.60         89.52         77.23       87.67       74.33      78.83




*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.




64  Quantitative Equity Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                                        MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------       --------
COMMON STOCKS - 91.2%
AUSTRALIA - 2.0%
Amcor, Ltd.                                              433,365           1,283
AMP, Ltd.                                                 35,400             310
Australia & New Zealand Bank Group, Ltd                  286,937           1,984
Australian Gas & Light Co.                                 4,000              21
Brambles Industries, Ltd.                                  1,900              53
Broken Hill Proprietary Co.                               40,418             435
Cable & Wireless Optus, Ltd. (a)                       1,026,400           3,315
Coles Myer, Ltd.                                           5,192              19
Colonial, Ltd.                                             6,928              36
CSR, Ltd.                                                950,400           2,081
Davnet, Ltd.                                             753,000           1,077
F.H. Faulding & Co., Ltd.                                  3,000              12
Fairfax (John) Holdings, Ltd.                            387,900           1,121
Foster's Brewing Group, Ltd.                           1,232,400           3,114
Goodman Fielder Wattie                                   790,778             587
Harvey Norman Holdings, Ltd.                              19,300              40
Leighton Holdings, Ltd. Class A                            4,300              11
Lend Lease Corp.                                          20,600             223
Macquarie Bank, Ltd.                                       1,400              19
National Australia Bank, Ltd.                            265,900           3,643
National Foods, Ltd.                                       9,100              14
News Corp., Ltd.                                          24,197             307
Oil Search, Ltd. (Australia Regd) (a)                      8,900               8
Orica, Ltd.                                              166,000             656
Pacific Dunlop, Ltd.                                     501,857             422
Paperlinx, Ltd. (a)                                      144,455             260
Rio Tinto Ltd.                                             2,200              33
Southcorp Holdings, Ltd.                                  84,900             265
Tabcorp. Holdings, Ltd.                                    4,000              21
Telstra Corp., Ltd. Installment Receipts                  42,840             110
Telstra Corp., Ltd.                                      114,300             490
Wesfarmers, Ltd.                                           3,700              26
Westfield Holdings, Ltd.                                   5,700              31
Westfield Trust                                           13,017              24
Westfield Trust New (a)                                      331               1
Westpac Banking Corp.                                     47,500             303
WMC, Ltd.                                                 37,800             157
Woodside Petroleum, Ltd.                                   3,900              24
Woolworth's, Ltd.                                          9,992              35
                                                                       ---------
                                                                          22,571
                                                                       ---------

AUSTRIA - 0.2%
Bank Austria AG                                           41,321           1,833
OMV AG                                                     1,500             123
Voest-Alpine Stahl AG                                     11,000             314
Wienerberger Baustoffindustrie AG                         10,400             223
                                                                       ---------
                                                                           2,493
                                                                       ---------
BELGIUM - 0.2%
Dexia                                                      8,886           1,189
Electrabel                                                 5,400           1,305
Real Software                                              1,253              85
Ubizen (a)                                                   600              84
                                                                       ---------
                                                                           2,663
                                                                       ---------

CANADA - 4.4%
Abitibi-Consolidated, Inc.                                 5,820              66
Air Canada, Inc. (a)                                       3,981              42
Air Canada Inc. Class A (a)                                5,640              52
Alberta Energy Co., Ltd.                                  62,470           1,976
Alcan Aluminum, Ltd.                                       1,600              52
Anderson Exploration, Ltd. (a)                             1,400              22
ATI Technologies, Inc. (a)                                 3,750              73
Ballard Power Systems, Inc. (a)                           21,100           1,680
Bank of Montreal                                          73,390           2,664
Bank of Nova Scotia                                        4,939             113
Barrick Gold Corp.                                        12,850             216
BCE, Inc.                                                 53,112           6,151
Bombardier, Inc. Class B                                  84,356           2,267
C-MAC Industries, Inc. (a)                                   660              34
Canada Life Financial Corp. (a)                            4,000              72
Canadian Imperial Bank of Commerce                        19,395             508
Canadian National Railway Co.                            129,280           3,610
Canadian Natural Resources, Ltd. (a)                       3,246              87
Canadian Occidental Petroleum, Ltd.                        1,420              33
Canadian Pacific, Ltd.                                    12,040             280
Celestica, Inc.                                              590              32
Celestica, Inc. (a)                                        2,670             144
Dofasco, Inc.                                             28,711             516
Domtar, Inc.                                               5,460              62
Enbridge, Inc.                                             4,480              97
Falconbridge, Ltd. New (a)                                 3,670              54
Finning International, Inc.                               17,000             138
Franco-Nevada Mining Corp., Ltd.                           1,245              14
Hudson's Bay Co.                                         215,500           2,561
Imperial Oil, Ltd.                                        11,667             273
Inco, Ltd. (a)                                             7,410             116
Loblaw Cos., Ltd.                                          1,330              36
Magna International, Inc. Class A                          6,050             282
Manulife Financial Corp.                                   7,550             119
Mitel Corp. (a)                                          166,570           4,173
National Bank of Canada                                   46,040             647
Newbridge Networks Corp. (a)                               2,140              77
Newbridge Networks Corp.                                  51,500           1,844
Noranda, Inc.                                             10,780             102
Nortel Networks Corp.                                     46,150           5,220
NOVA Chemicals Corp.                                       7,120             161

66  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       ---------        --------
Petro-Canada                                              89,030           1,500
Placer Dome, Inc.                                          4,721              38
Potash Corp. of Saskatchewan, Inc.                         1,880             102
Quebecor World Inc. (a)                                    9,300             211
Rogers Communications, Inc. Class B (a)                   32,250             840
Royal Bank of Canada                                      14,550             687
Seagram Co., Ltd.                                         40,126           2,112
Shaw Communications, Inc. Class B                          2,260              53
Shell Canada, Ltd. Class A                                 9,000             179
Suncor, Inc.                                               5,593             239
Talisman Energy, Inc. (a)                                120,890           3,604
TD Waterhouse Group, Inc. (a)                              9,100             182
Teleglobe, Inc.                                            1,890              47
Tembec, Inc. Class A (a)                                  56,000             643
Thomson Corp. (The)                                        9,500             314
Toronto Dominion Bank (The)                               11,998             277
Torstar Corp. Class B                                     31,200             355
TransAlta Corp.                                            9,000              86
TransCanada Pipelines, Ltd.                                9,200              64
Westcoast Energy, Inc.                                   114,109           1,925
                                                                       ---------
                                                                          50,124
                                                                       ---------

DENMARK - 0.4%
ISS A/S (a)                                               17,211           1,088
Jyske Bank A/S (Regd)                                     54,000           1,055
Novo Nordisk A/S Series B                                 19,580           2,629
Sydbank A/S                                                2,785              88
                                                                       ---------
                                                                           4,860
                                                                       ---------

FINLAND - 1.7%
Helsinki Telephone Corp. Series E                         22,300           1,762
Kesko Oyj                                                 93,146           1,016
Metsa-Serla Oyj Series B                                  13,000             110
Nokia Corp. - ADR                                          8,800             501
Nokia Oyj                                                211,652          12,141
Pohjola Group Insurance Corp. Series B                     5,600             278
Sampo Insurance Co., Ltd. Series A                        18,577             703
Sonera Group Oyj                                          27,000           1,482
Stora Enso OYJ Series R                                   32,900             339
Tietoenator Oyj                                            2,795             135
UPM-Kymmene Oyj                                           11,418             295
Valmet - Rauma Oyj                                        22,729             300
                                                                       ---------
                                                                          19,062
                                                                       ---------

FRANCE - 9.7%
Accor SA (a)                                              38,100           1,415
Alcatel Alsthom                                           21,338           4,947
Alstom                                                   175,552           4,374
Assurances Generales de France                            30,818           1,531
Aventis SA (a)                                            62,806           3,466
AXA                                                        3,965             588
Banque Nationale Paris                                    45,377           3,667
Bongrain SA                                                2,244             639
Bouygues SA                                                1,303             832
Canal Plus (a)                                             5,360           1,033
Carrefour SA                                              23,786           1,548
Castorama Dubois                                          10,888           2,376
Chargeurs International SA                                 2,550             137
Christian Dior SA                                          3,755             893
Cie de St. Gobain                                         16,300           2,224
CNP Assurances                                             3,700             108
Coface (a)                                                 1,279             117
Coflexip SA                                                1,149             112
Credit Lyonnais                                           46,000           1,792
Dassault Systemes SA                                       2,317             178
Eridania Beghin-Say SA                                     1,605             133
Fimatex (a)                                                9,021             186
France Telecom SA                                         13,852           2,143
Genset (a)                                                 1,997             150
Groupe Danone                                              1,912             418
Havas Advertising SA                                       1,607             802
L'Air Liquide                                             12,525           1,631
Lafarge SA                                                10,428             864
Lagardere S.C.A                                            3,184             216
Legris Industries SA                                       3,900             147
Louis Vuitton Moet-Hennessy                                2,297             964
Michelin (Cie Gen) Class B                                48,010           1,593
Pernod-Ricard                                              5,000             226
Peugeot SA                                                 3,905             808
Pinault-Printemps-Redoute SA                               1,011             204
Renault (Regie Nationale)                                  4,892             222
Rhodia SA                                                187,681           3,481
Rhone-Poulenc SA Class A - ADR                           170,991           9,405
Sanofi-Synthelabo SA (a)                                  26,617             993
Schneider Electric SA                                     47,048           3,080
Scor SA                                                    9,000             392
Simco (Regd)                                               3,300             213
Societe Generale                                          22,068           4,570
Societe Television Francaise 1                             3,600           2,464
Suez Lyonnaise des Eaux SA                                37,004           5,803
Sylea                                                      2,400              92
Thomson-CSF                                               31,081           1,105
Total Co. SA Class B                                     130,804          19,847
Total Fina SA - ADR                                       40,738           3,081


                                                International Securities Fund 67

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                      ----------        --------
Usinor Sacilor                                            99,009           1,300
Vallourec                                                    360              12
Vivendi                                                  105,631          10,447
                                                                       ---------
                                                                         108,969
                                                                       ---------

GERMANY - 8.0%
1&1 Aktiengesellschaft & Co. (a)                           2,216             576
Allianz AG                                                 6,065           2,334
BASF AG                                                   51,143           2,236
Bayer AG                                                 151,674           6,319
Bayerische Hypo Vereinsbank AG                            76,600           4,666
Bayerische Motoren Werke AG                               57,699           1,553
Bilfinger & Berger BAU AG                                  3,900              55
Brokat Infosystems AG (a)                                  1,220             149
Commerzbank AG                                            26,300             995
Consors Discount Broker AG (a)                            22,375           2,502
Continental AG                                            83,800           1,534
DaimlerChrysler AG                                         5,606             327
Deutsche Bank AG (a)                                      47,037           3,160
Deutsche Lufthansa AG                                     80,214           1,666
Deutsche Pfandbrief & Hypothekenbank AG                    7,000             703
Deutsche Telekom AG (a)                                   63,399           4,115
Dresdner Bank AG (a)                                      55,898           2,303
EM.TV & Merchandising AG                                  20,090           1,589
Entrium Direct Bankers AG (a)                              4,400             168
Epcos AG (a)                                              19,666           2,771
Gerresheimer Glas AG                                      10,500             123
Hannover Rueckversicherungs AG                             7,573             478
IKB Deutsche Industriebank AG                             16,750             253
Infineon Technologies AG (a)                              36,560           2,518
Infor Business Solutions AG (a)                            6,291             206
Intershop Communications AG (a)                              314             139
Jenoptik AG                                              230,200           6,550
Karstadt AG (a)                                           57,000           1,736
Loewe AG (a)                                               1,100              26
Mannheimer Aktiengesellschaft (a)                          4,000             224
Marschollek, Lautenschlaeger
 and Partner AG                                              100              35
Merck KGAA                                                56,456           1,622
Metallgesellschaft AG                                     47,934             742
Metro AG                                                   4,444             173
Muenchener Rueckversicherungs-Gesellschaft AG              9,634           2,825
Phoenix AG                                                10,000             117
PrimaCom AG (a)                                            2,468             192
PSI AG (a)                                                16,800             577
RWE AG                                                    78,150           2,534
SAP AG                                                       627             294
Schering AG                                                7,524           1,064
SGL Carbon AG (a)                                         35,877           2,772
Siemens AG                                                76,856          11,389
Software AG (a)                                            7,432             858
Stinnes AG (a)                                             9,301             199
Systematics AG (a)                                        36,600           2,562
T-Online International AG (a)                              2,400              90
Thyssen Krupp AG (a)                                       7,397             155
Veba AG                                                  151,717           7,614
Viag AG (a)                                               31,643             617
Volkswagen AG                                             51,157           1,930
                                                                       ---------
                                                                          90,335
                                                                       ---------

GREECE - 0.2%
Hellenic Telecommunication Organization SA - ADR         172,988           2,022
                                                                       ---------

HONG KONG - 1.3%
Asia Satellite Telecommunications Holdings, Ltd.           8,000              25
Bank of East Asia, Ltd.                                   82,800             179
Cathay Pacific Airways                                    14,000              25
CDL Hotels International                                 629,000             182
Cheung Kong Holdings, Ltd.                               331,000           3,952
China Telecom (Hong Kong), Ltd. (a)                       30,000             215
CLP Holdings, Ltd.                                        54,400             244
Dao Heng Bank Group, Ltd.                                  5,000              23
Giordano International, Ltd.                              31,000              51
Great Eagle Holdings                                     183,041             313
Hang Lung Development Co.                                192,000             149
Hang Seng Bank                                             6,900              64
Hong Kong & China Gas Co., Ltd.                           44,396              48
Hong Kong Electric Holding, Ltd.                       1,314,573           4,110
Hong Kong Telecommunications, Ltd.                        87,300             206
Hutchison Whampoa, Ltd.                                   62,300             904
i-CABLE Communications, Ltd. (a)                       1,500,000             655
Jardine Matheson Holdings, Ltd. - ADR (a)                214,100             856
JCG Holdings, Ltd.                                        50,400              26
Johnson Electric Holdings, Ltd.                            9,200              74
Kerry Properties, Ltd.                                   350,000             431
Li & Fung, Ltd.                                           22,800              89
New World Infrastructure, Ltd. (a)                        11,000              12
Orient Overseas International Ltd.                       121,000              70
SmarTone Telecommunications Holdings, Ltd                 39,500             123
Sun Hung Kai Properties, Ltd.                             21,600             169
Sunevision Holdings, Ltd. (a)                             88,000             115
Swire Pacific, Ltd. Class A                               12,300              69
Tai Cheung Holdings                                       56,000              12
Television Broadcast                                       5,000              34
Wharf Holdings                                           637,862           1,323

68  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                      ----------       ---------
Wheelock & Co.                                            13,000               9
Wing Hang Bank, Ltd.                                      10,200              24
                                                                       ---------
                                                                          14,781
                                                                       ---------

IRELAND - 0.4%
Bank of Ireland                                          312,686           2,109
CRH PLC                                                   41,559             666
DCC PLC                                                   84,900             837
Fyffes PLC                                                27,000              45
Irish Life & Permanent PLC                                11,458              95
Jefferson Smurfit Group PLC                               94,400             207
                                                                       ---------
                                                                           3,959
                                                                       ---------

ITALY - 3.7%
Banca Commerciale Italiana                               221,000           1,045
Banca Nazionale del Lavoro (a)                           772,006           2,527
Banca Pop di Milano                                       68,884             411
Banca Popolare di Bergamo CV                              50,595             916
Banca Popolare di Brescia                                  1,593             145
Banco Fideuram SPA                                        16,852             251
Bulgari SPA                                              100,800           1,100
Credito Emiliano SPA                                      30,570              87
ENI SPA - ADR                                             27,700           1,440
Ente Nazionale Idrocarburi SPA                           529,954           2,635
Fiat SPA                                                   5,740             141
Fiat SPA di Risp                                          17,930             223
Finmeccanica SPA (a)                                     277,346             436
Ifil (Finanziaria di Partecipazioni) SPA (a)              30,000             115
Istituto Mobiliare Italiano SPA                          325,613           4,559
Mediaset SpA                                             363,849           5,904
Mediolanum SPA                                            43,443             721
Montefibre di Risp                                        67,000              32
Montefibre SPA                                           240,000             131
Pirelli SPA                                              665,000           1,593
R.A.S                                                    200,500           2,049
Saipem SPA                                                23,400             116
Tecnost SPA (a)                                           84,000             295
Telecom Italia Mobile SPA                                642,494           6,133
Telecom Italia Mobile SPA di Risp                         17,000              67
Telecom Italia SPA                                       618,917           3,898
Telecom Italia SPA di Risp                               317,261           4,435
Unicredito Italiano SPA                                   46,107             186
                                                                       ---------
                                                                          41,591
                                                                       ---------

JAPAN - 22.1%
77th Bank, Ltd. (The)                                    168,000           1,207
Advantest Corp.                                            2,000             458
Aiful Corp.                                                7,600             767
Aiful Corp. New (a)                                        3,550             358
Ajinomoto Co., Inc.                                       20,000             229
Aoki International                                        32,000              92
Aoyama Trading Co.                                        29,900             391
Asahi Bank, Ltd.                                          71,000             342
Asahi Chemical Industrial                                 39,000             225
Bank of Fukuoka, Ltd. (The)                               28,000             185
Bank of Tokyo - Mitsubishi, Ltd.                          65,000             839
Belluna Co., Ltd.                                            500              10
Bridgestone Tire Corp.                                    15,000             326
Canon, Inc.                                              237,000          10,839
Chugoku Electric Power                                    36,000             447
Chuo Mitsui Trust & Banking Co. (The), Ltd. (a)            7,500              34
Credit Saison Co.                                        109,650           1,792
Dai Ichi Pharmaceutical Co.                               33,000             568
Dai-Tokyo Fire & Marine                                  369,000           1,001
Daito Trust Construction                                  19,350             305
Daiwa Kosho Lease Co., Ltd.                               87,000             235
Daiwa Securities Group, Inc.                             332,000           5,072
DDI Corp.                                                     34             390
Deodeo Corp.                                              15,000             119
Ebara Corp.                                               40,000             463
Eisai Co.                                                118,000           3,441
Fast Retailing Co., Ltd.                                     200              88
Fuji Bank, Ltd.                                          293,000           2,441
Fuji Heavy Industries, Ltd.                               45,000             344
Fuji Machine Manufacturing Co.                            42,700           2,969
Fuji Photo Film Co.                                        5,000             200
Fujisawa Pharmaceutical                                    3,000             112
Fujitsu, Ltd.                                            210,000           5,949
Funai Electric Co., Ltd.                                     500             278
Furukawa Electric Co.                                     48,000             666
Futaba Corp.                                              27,400           1,053
General Sekiyu KK                                         26,000              51
Hikari Tsushin, Inc.                                         100              14
Hitachi Chemical Co., Ltd.                                 7,000             179
Hitachi Maxell                                            24,000             629
Hitachi Software Engineering Co., Ltd.                       800              82
Hitachi, Ltd.                                            752,000           8,981
Hokkaido Electric Power Co., Inc.                         20,700             236
Honda Motor Co., Ltd.                                     60,000           2,683
Hosiden Electronics                                        3,000             140
House Foods Corporation                                   25,000             361
Hoya Corp.                                                 4,000             407
Ines Corp.                                                 4,000              63
Isetan Co.                                               194,000           1,796
ITO EN, Ltd.                                                 100              10
Ito-Yokado Co., Ltd.                                       7,000             511
Itochu Corp. (a)                                         182,000             848
Japan Telecom Co., Ltd.                                        3             153
Kagoshima Bank                                            35,000             115



                                                International Securities Fund 69

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       ---------       ---------
Kaken Pharmaceutical Co., Ltd.                             8,000              45
Kaneka Corp.                                              11,000             142
Kao Corp.                                                 73,000           2,223
Katokichi Co.                                             21,000             511
Kawasaki Steel Corp. (a)                                  89,000             138
Keyence Corp.                                                220              73
Kinki Coca-Cola Bottling                                  27,000             346
Kissei Pharmaceutical Co.                                 34,000             557
Koa Fire & Marine                                         82,000             216
Kokusai Denshin Denwa                                      1,500             174
Konami Co., Ltd.                                           2,900             177
Konami Co., Ltd. New (a)                                   2,900             169
Konica Corp.                                               1,000               5
Kurimoto Iron Works                                       90,000             196
Kyocera Corp.                                             25,700           4,299
Kyorin Pharmaceutical Co., Ltd.                           72,000           3,533
Kyushu Electric Power                                     34,900             405
Laox                                                      10,000              43
Mabuchi Motor Co., Ltd.                                   19,500           2,148
MACNICA, Inc.                                              2,300             407
Makita Corp.                                              91,000             790
Marubeni Corp.                                           804,000           2,330
Marui Co., Ltd.                                           11,000             207
Maruichi Steel Tube                                       38,000             444
Matsumotokiyoshi                                          30,000           2,361
Matsushita Communication                                  17,700           2,776
Matsushita Electric Industrial Co., Ltd.                 262,000           6,937
Minebea Co., Ltd.                                        214,000           2,615
Mitsubishi Chemical                                      172,000             689
Mitsubishi Corp.                                          68,000             592
Mitsubishi Electric Corp.                                114,000             974
Mitsubishi Estate Co., Ltd.                              152,000           1,710
Mitsubishi Heavy Industries                              354,000           1,101
Mitsubishi Trust & Banking                                11,000              92
Mitsui & Co.                                             363,000           2,692
Mitsui Mining & Smelting                                  10,000              58
Mitsui O.S.K. Lines                                      200,000             372
Mitsukoshi (a)                                           320,000           1,306
Mitsumi Electric Co.                                       5,000             206
Murata Manufacturing Co., Ltd.                            19,000           3,694
Mycal Corp.                                               94,000             287
Namco                                                     46,300           1,890
Nanto Bank                                                57,000             290
NEC Corp.                                                101,000           2,749
Net One Systems Co., Ltd.                                      1              34
Nichicon Corp.                                            48,000           1,289
Nichido Fire & Marine                                    172,000             780
Nichiei Co., Ltd.                                         29,100             577
NIDEC COPAL Corp.                                          5,000              81
NIDEC Corp.                                                1,100              76
NIDEC Corp. New (a)                                        1,100              93
Nihon Unisys                                               1,000              23
Nikko Securities Co., Ltd.                               400,000           4,722
Nikon Corp.                                               18,000             633
Nintendo Co., Ltd.                                         1,900             317
Nippon Comsys Corp.                                        9,000             174
Nippon Electric Glass                                      8,000             143
Nippon Express Co., Ltd.                                 421,000           2,658
Nippon Fire & Marine                                      80,000             218
Nippon Meat Packers, Inc.                                  1,000              13
Nippon Oil Co.                                            50,000             173
Nippon Sheet Glass                                        44,000             391
Nippon System Development                                  2,640             252
Nippon Telegraph & Telephone Corp.                           606           7,518
Nippon Yusen                                             128,000             510
Nippon Zeon Co., Ltd.                                     16,000              99
Nishimatsu Construction                                  232,000             741
Nissan Chemical Industries, Ltd.                          10,000              54
Nissan Motor Co., Ltd. (a)                               475,000           2,159
Nisshin Steel Co.                                         70,000              71
Nitto Denko Corp.                                          7,000             275
Nomura Securities Co., Ltd.                              235,000           5,918
NTT Data Corp.                                                 7              93
NTT Mobile Communication Network, Inc.                       415          13,870
Oki Electric Industries (a)                               13,000              91
Omron Corp.                                              105,000           2,858
Oriental Land Co., Ltd.                                    1,400             149
Orix Corp.                                                 4,320             617
Osaka Gas Co.                                             70,000             191
Paris Miki, Inc.                                           3,770             240
Pioneer Corp.                                             84,000           2,294
Promise Co., Ltd.                                          5,500             446
Ricoh Co., Ltd.                                           12,000             253
Rinnai Corp.                                              73,000           1,338
Rohm Co.                                                  26,900           9,015
Ryohin Keikaku Co., Ltd.                                   1,400             260
Sailor Pen Co., Ltd. (The)                               158,000           2,765
Sakura Bank, Ltd.                                        478,000           3,354
Sankyo Co., Ltd.                                          69,000           1,520
Sanseido Co., Ltd.                                        34,000             272
Sanwa Bank                                               120,000           1,160
Sanyo Electric Co., Ltd.                                  56,000             374
Secom Co.                                                 29,000           2,432
Sekisui Chemical Co., Ltd.                               210,000             770
Sekisui House, Ltd.                                       81,000             742
Sharp Corp.                                               59,000           1,139
Shin-Etsu Chemical Co., Ltd.                              51,050           2,699
Shiseido Co., Ltd.                                       105,000           1,328
Shohkoh Fund & Co., Ltd.                                   2,900             518
SMC Corp.                                                  1,000             199


70  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        --------        --------
Snow Brand Milk Products Co., Ltd.                        28,000             109
Softbank Corp. (a)                                        12,900           3,177
Sony Corp.                                                32,100           3,688
Sony Corp. New (a)                                        35,900           4,155
Sumitomo Bakelite Co., Ltd.                               12,000             132
Sumitomo Bank                                             34,000             425
Sumitomo Osaka Cement Co., Ltd.                           54,000             204
Sumitomo Rubber Industries                                40,000             209
Sumitomo Trust & Banking                                  61,000             446
Sunkus & Associates, Inc.                                  1,620              58
Suruga Bank, Ltd.                                         14,000             240
Suzuki Motor Corp.                                        12,000             179
Taiheiyo Cement Corp.                                     35,000              50
Taisho Pharmaceutical Co., Ltd.                           60,000           2,011
Takeda Chemical Industries                                52,000           3,423
Takefuji Corp.                                            12,700           1,344
TDK Corp.                                                 16,000           2,143
Terumo Corp.                                               9,000             272
THK Co., Ltd.                                              5,800             244
Toc Co.                                                   42,000             245
Toho Bank                                                 83,000             288
Tohoku Electric Power                                     16,500             195
Tokai Corp.                                                5,000              55
Tokuyama Corp.                                            27,000             129
Tokyo Broadcasting                                        51,000           2,219
Tokyo Electric Power                                      12,100             286
Tokyo Electron, Ltd.                                      23,000           3,750
Tokyo Gas Co.                                             61,000             134
Tokyo Seimitsu Co., Ltd.                                   2,400             251
Tokyo Steel Manufacturing                                 24,400              61
Tokyo Tomin Bank, Ltd.                                     2,100              66
Tokyu Corp.                                              393,000           1,543
Toppan Printing Co., Ltd.                                 47,000             492
Toshiba Corp.                                            392,000           3,803
Tostem Corp.                                              13,000             191
Toyo Trust & Banking Co., Ltd. (The)                      44,000             161
Toyoda Gosei Co., Ltd.                                    10,000             579
Toyota Motor Corp.                                        82,000           4,077
Toys R Us - Japan, Ltd. (a)                                3,000             455
Trend Micro, Inc.                                            500              75
UNION TOOL Co.                                               800             109
UNY Co., Ltd.                                             22,000             232
West Japan Railway Co.                                       971           3,344
World Co., Ltd.                                            1,400             105
World Co., Ltd. New (a)                                      700              47
Yakult Honsha Co., Ltd.                                   13,000             134
Yamaha Corp.                                              50,000             339
Yamanouchi Pharmaceutical                                118,000           6,238
Yamato Kogyo Co.                                          34,000             109
Yamato Transport                                           4,000             100
Yodogawa Steel Works, Ltd.                               122,000             313
Yokohama Rubber Co., Ltd.                                225,000             544
York-Benimaru Co., Ltd.                                    2,000              51
Yoshitomi Pharmaceutical Ind., Ltd.                       22,000             311
                                                                       ---------
                                                                         248,982
                                                                       ---------

LUXEMBOURG - 0.0%
Carrier 1 International SA (a)                             1,344             111
Compagnie Luxembourgeoise pour
 l'Audio-Visuel et la Finance                              1,276             157
                                                                       ---------
                                                                             268
                                                                       ---------

NETHERLANDS - 6.4%
ABN Amro Holding                                          89,725           1,848
AKZO Nobel - ADR                                          28,446           1,181
ASM Lithography Holding (a)                               83,400           3,326
Buhrmann                                                  60,930           1,570
Elsevier                                                 219,300           2,133
Equant (a)                                                54,862           4,247
Fortis (NL)                                               20,557             517
Getronics                                                  2,687             160
Heineken                                                  35,850           1,988
Heineken Holding Class A                                  13,125             442
Hollandsche Beton Groep                                   43,704             536
Hunter Douglas                                            57,137           1,304
ING Groep                                                173,313           9,457
Koninklijke (Royal) Philips Electronics (a)               77,688           3,466
Koninklijke Ahold                                          8,651             202
Koninklijke KPN                                          113,210          11,409
Koninklijke Numico                                         3,709             138
Koninklijke Vopak                                          5,052             126
KPNQwest (a)                                               7,357             306
Laurus                                                    17,177             183
Libertel (a)                                              16,780             294
Lycos Europe (a)                                           8,369             128
Nutreco Holding                                           29,700           1,154
Royal Dutch Petroleum Co.                                 72,895           4,201
STMicroelectronics                                        33,698           6,430
Stork                                                     77,496             958
TNT Post Group                                                27               1
Unique International                                      30,400             698
United Pan-Europe Communications New (a)                  68,519           2,493
Vedior                                                    76,401             809
Vendex                                                   156,339           2,409
Verenigde Nederlandse Uitgeversbedrijven                  93,839           5,020
Versatel Telecom International (a)                        28,855           1,157
Versatel Telecom International - ADR (a)                  15,900             627


                                                International Securities Fund 71

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        --------        --------
Wereldhave                                                 8,966             364
Wolters Kluwer (a)                                        57,780           1,364
                                                                       ---------
                                                                          72,646
                                                                       ---------

NEW ZEALAND - 0.5%
Carter Holt Harvey                                       710,381             600
Fletcher Challenge Building                               17,000              16
Fletcher Challenge Energy                                  9,500              22
Fletcher Challenge Paper                                 672,815             755
Lion Nathan, Ltd.                                          8,000              16
Telecom Corp. of New Zealand, Ltd.                     1,076,024           4,546
Warehouse Group (The), Ltd.                                6,600              14
                                                                       ---------
                                                                           5,969
                                                                       ---------

NORWAY - 0.3%
Christiania Bank OG Kreditkasse                           44,000             203
Den Norske Creditbank A/S                                102,583             360
EDB Business Partner ASA                                     995              13
EDB Business Partner ASA 2000 Rights
 (a)                                                         995               2
Kvaerner Industries ASA (a)                                1,000              12
Kvaerner Industries ASA Series B                           1,000              10
Norsk Hydro AS                                            29,958           1,095
Norske Skogindustrier AS Class A                           4,000             132
Orkla ASA Class A                                         67,612           1,045
Petroleum Geo - Services - ADR (a)                        38,000             618
Schibsted AS                                               3,395              70
Sparebanken NOR                                            8,000             143
                                                                       ---------
                                                                           3,703
                                                                       ---------

PORTUGAL - 0.4%
Banco Espirito Santo e Comercial de
 Lisboa SA (Regd)                                          6,000             139
Banco Pinto & Sotto Mayor SA                              12,820             269
Electricidade de Portugal SA                              64,085           1,136
Portucel Industrial SA                                    17,000             107
Portugal Telecom SA (a)                                  160,125           1,786
PT MULTIMEDIA - Servicos de
 Telecomunicacoes e Multimedia SGPS SA
 (a)                                                       2,755             192
Telecel - Comunicacoes
 Pessoais SA (a)                                          35,146             556
                                                                       ---------
                                                                           4,185
                                                                       ---------

SINGAPORE - 0.6%
Chartered Semiconductor Manufacturing,
 Ltd. (a)                                                  5,000              43
City Developments                                          6,400              29
Creative Technology, Ltd.                                 20,422             555
Datacraft Asia, Ltd. (a)                                   4,400              33
DBS Group Holdings, Ltd. (a)                             160,330           2,208
DBS Land                                                  13,000              18
Jardine Strategic Holdings Ltd. (a)                       70,000             172
Natsteel Electronics, Ltd.                                 7,000              40
Natsteel, Ltd.                                             8,000              20
Oversea-Chinese Banking Corp., Ltd.                      203,120           1,393
Overseas Union Bank                                       82,664             378
Singapore Airlines, Ltd. (Alien Market)                    9,800             102
Singapore Land                                            40,000              73
Singapore Land, Ltd. 2005 Warrants (a)                     8,000               3
Singapore Press Holdings, Ltd.                            12,100             237
Singapore Technologies Engineering, Ltd.                  22,800              32
Singapore Telecommunications, Ltd.                        43,000              62
ST Assembly Test Services, Ltd. - ADR (a)                    400              17
Straits Steamship Land, Ltd.                              95,000             114
United Overseas Bank, Ltd.                               169,117           1,179
Venture Manufacturing (Singapore), Ltd.                   13,000             151
                                                                       ---------
                                                                           6,859
                                                                       ---------

SOUTH KOREA - 0.9%
Samsung Electronics - GDR                                 61,316           9,826
                                                                       ---------
SPAIN - 3.0%
Amadeus Global Travel Distribution SA
 Class A (a)                                              10,316             128
Banco Bilbao Vizcaya SA                                  277,244           3,781
Banco Popular Espanol SA                                  47,641           1,286
Banco Santander Central Hispano SA                       219,369           2,287
Endesa SA                                                151,087           3,296
Fomento de Construcciones y Contratas SA                  69,000           1,399
Grupo Dragados SA                                         19,200             147
Iberdrola SA                                             205,881           2,641
Indra Sistemas SA                                          9,345             221
Prosegur CIA de Seguridad SA (Regd)                       72,900             860
Repsol SA                                                 57,216           1,170
Repsol SA - ADR                                           90,330           1,863
Tabacalera SA Class A (Regd)                             224,496           2,639
Telefonica SA (a)                                        391,692           8,717
Union Electrica Fenosa SA                                196,219           3,780
                                                                       ---------
                                                                          34,215
                                                                       ---------

SWEDEN - 2.4%
Assa Abloy AB Series B                                    61,796           1,254
Autoliv, Inc.                                             65,922           1,845
Electrolux AB Series B                                    34,065             576
Hennes & Mauritz AB                                        5,199             138


72  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                       ---------        --------
Investor AB Class B                                       74,226           1,043
Holmen AB                                                 15,400             362
Modern Times Group MTG AB Series B (a)                     2,348             115
Nordbanken Holding AB                                    300,000           1,890
OM Gruppen AB                                              2,500             104
Skandia Forsakrings AB                                    78,568           3,759
Skandinaviska Enskilda Banken Series A                    24,565             268
SKF AB Series B                                           72,655           1,556
Stora Enso Oyj Class R                                    29,899             302
Svenska Handelsbanken AB Series A                         31,480             416
Tele1 Europe Holding AB (a)                                6,068              95
Telefonaktiebolaget Ericsson (LM) Series B               141,955          12,619
Tornet Fastighets AB                                      36,400             471
Volvo AB Series B                                         18,000             438
                                                                       ---------
                                                                          27,251
                                                                       ---------

SWITZERLAND - 3.2%
ABB, Ltd.                                                 21,349           2,395
Ares-Serono Group Class B                                    504           1,547
Baloise Holding, Ltd.                                      1,500           1,251
Barry Callebaut AG (Regd)                                  8,398           1,120
Bobst AG                                                     250             334
Clariant AG (Regd)                                         7,668           2,797
Credit Suisse Group                                        7,878           1,423
Fantastic Corp. German Certificate (a)                     3,394              62
Forbo Holding AG                                           1,400             505
Julius Baer Holding, Ltd. Class B                          1,119           3,913
Kuoni Reisen AG Series B                                     113             489
Nestle SA                                                  1,153           2,032
Novartis AG                                                5,303           7,408
Richemont Series A                                           296             719
Roche Holdings Genusscheine AG                               145           1,514
Schweizerische Lebensversicherungs-und
 Rentenanstalt (a)                                           283             150
SGS Holding (BR) (a)                                         120             186
Sulzer AG (Regd)                                           1,592           1,019
Sulzer Medica AG (Regd)                                    1,500             325
Swatch Group (The) AG                                         73              78
Swisscom AG                                                6,703           2,363
UBS AG                                                    14,101           3,456
Valora Holding AG (Regd)                                     800             209
Zurich Allied AG                                             763             325
                                                                       ---------
                                                                          35,620
                                                                       ---------

UNITED KINGDOM - 18.6%
3i Group PLC                                              82,981           1,661
Alliance & Leicester PLC                                  46,731             472
Alliance UniChem PLC                                     203,000           1,217
Allied Zurich AG                                         158,029           1,572
Anglian Water PLC                                        218,227           1,988
Arjo, Wiggins, Appleton PLC                              543,000           1,632
ARM Holdings PLC (a)                                      25,500             258
Associated British Foods PLC                             236,720           1,401
AstraZeneca Group PLC                                     18,564             775
Baltimore Technologies PLC (a)                             1,000             101
Bank of Scotland Governor & Co. PLC                       64,612             575
Barclays PLC                                              91,929           2,352
Bass PLC                                                 191,307           2,241
BBA Group PLC                                            108,133             665
BG Group PLC                                             641,545           3,873
Billiton PLC                                              62,600             233
Blue Circle Industries PLC                               325,000           2,181
BOC Group PLC                                             62,757           1,033
Boots Co. PLC                                            322,001           2,473
BP Amoco PLC                                             991,915           8,563
British Aerospace PLC                                  1,118,906           6,881
British Airways PLC                                      763,713           3,995
British American Tobacco PLC                              19,116             119
British Sky Broadcasting Group PLC                        25,600             628
British Telecom PLC                                      373,993           6,696
Bunzl PLC                                                438,751           1,978
Cable & Wireless Communications PLC (a)                    7,700             115
Cable & Wireless PLC                                     338,020           5,610
Cadbury Schweppes PLC                                     68,600             470
Carillion PLC                                            149,825             229
Carlton Communications PLC                                12,000             145
Celltech Group PLC (a)                                   158,100           2,609
Centrica PLC                                             370,000           1,325
CMG PLC                                                    2,600             169
Coats Viyella PLC                                        268,000             199
COLT Telecom Group PLC - ADR (a)                           2,600             440
Commercial Union Assurance Co. PLC                       227,487           3,262
Compass Group PLC                                         52,409             755
Computacenter PLC                                         36,610             579
Corus Group PLC (a)                                      432,700             583
Courtaulds Textile Co. PLC                               111,200             244
Debenhams PLC                                            175,000             486
Diageo PLC                                               725,041           5,847
Dixons Group PLC New (a)                                  45,432             184
Elan Corp. PLC - ADR (a)                                  83,400           3,576
Elementis PLC                                            200,000             249
Energis PLC (a)                                           27,924           1,379
Enterprise Oil PLC                                        10,700              79
Fairview Holdings PLC                                     67,262             164
FirstGroup PLC                                            25,000              59
Freeserve PLC (a)                                        317,500           1,767


                                                International Securities Fund 73

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       ---------        --------
Gallaher Group PLC                                        73,514             361
GKN PLC                                                  229,600           3,182
Glaxo Wellcome PLC                                       259,190           8,010
Glynwed International PLC                                 47,300             163
Granada Group PLC                                          2,950              29
Great University Stores PLC                              493,100           2,986
Halifax PLC                                              102,400             960
Hanson PLC                                                32,700             240
Hays PLC                                                  34,100             236
HSBC Holdings PLC                                        140,703           1,556
Hyder PLC                                                140,765             548
Imperial Chemical Industries PLC                         156,972           1,344
Invensys PLC                                             996,700           4,811
Jazztel PLC (a)                                            7,856             389
Kingfisher PLC                                            33,000             270
Ladbroke Group, Ltd. PLC                                  42,200             177
Laird Group PLC                                          219,596             670
LASMO PLC                                                350,000             589
Lloyds TSB Group PLC                                     150,678           1,471
Marconi PLC                                               42,800             532
Marks & Spencer PLC                                      260,200             963
MEPC PLC                                                 419,734           2,777
MFI Furniture Group PLC                                  102,736             112
Misys PLC                                                 42,861             492
Morgan Crucible PLC                                      416,571           1,657
National Grid Group PLC                                   90,572             747
National Power PLC                                        28,468             130
Newco (a)                                                  6,100              31
Northern Foods PLC                                        48,760              77
Nycomed Amersham PLC                                      25,452             194
Ocean Group PLC                                           11,900             228
Pearson PLC                                               68,000           2,301
Powell Duffryn PLC                                        55,000             325
PowerGen PLC                                             550,420           3,462
Prudential Corp. PLC                                      33,000             506
Railtrack Group PLC                                      104,462           1,342
Rank Group PLC                                           300,000             690
Reckitt Benckiser PLC                                     26,000             267
Reed International                                       422,331           2,939
Reuters Group PLC                                         30,600             548
Rexam PLC                                                367,154           1,406
Rio Tinto Corp. PLC (Regd)                               188,749           2,939
Royal & Sun Alliance Insurance Group PLC                 741,167           4,154
Royal Bank of Scotland Group PLC                         351,246           5,480
Safeway PLC                                              431,041           1,453
Sage Group PLC (The)                                      28,000             312
Schroders PLC (a)                                          6,100              94
Scottish & Southern Energy PLC                           129,959           1,117
ScottishPower PLC                                        260,200           2,079
SEMA Group PLC                                            10,500             170
Shell Transport & Trading Co. PLC                        489,624           4,012
Smith & Nephew PLC                                       876,000           2,523
SmithKline Beecham PLC                                   183,980           2,521
Somerfield PLC                                           505,401             445
SSL International PLC                                     73,000             742
Standard Chartered Bank Group PLC                         21,100             285
Storehouse PLC                                           100,000              57
Tarmac PLC (a)                                           192,269           1,753
Tate & Lyle, Ltd. PLC                                     40,000             142
TeleWest Communications PLC (a)                          424,644           2,598
Tesco Store Holdings PLC                                 108,800             370
Thistle Hotels PLC                                       286,666             529
Thus PLC (a)                                             138,500             804
TI Group PLC                                              20,800             113
Tomkins PLC                                            1,174,315           3,606
Trinity PLC                                              128,000             993
Unilever PLC                                             255,875           1,538
United Newspaper, Ltd. PLC                                10,600             138
Vodafone Group PLC                                     5,782,547          26,469
Williams PLC                                             363,600           2,051
Wimpey (George), Ltd. PLC                                160,000             288
Wolseley PLC                                             262,170           1,437
Woolwich PLC                                              35,400             173
WPP Group PLC                                             60,731             979
Zeneca Group PLC                                          56,745           2,378
                                                                       ---------
                                                                         210,547
                                                                       ---------

UNITED STATES - 0.6%
Flextronics International, Ltd. (a)                       39,000           2,737
Global TeleSystems Group, Inc. (a)                        76,820           1,119
MIH, Ltd. (a)                                             16,000             744
Magna Entertainment Corp.
 Class A (a)                                                 700               2
NTL, Inc. (a)                                             23,000           1,760
VIA NET.WORKS, Inc. (a)                                    4,806              86
                                                                       ---------
                                                                           6,448
                                                                       ---------

TOTAL COMMON STOCKS
(cost $893,570)                                                        1,029,949
                                                                       ---------

PREFERRED STOCKS - 1.3%
AUSTRALIA - 0.1%
News Corp., Ltd.                                          66,921             720
                                                                       ---------


74 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------        --------
GERMANY - 1.2%
Dyckerhoff AG (a)                                         17,000             371
Fresenius AG                                              12,900           2,856
Hugo Boss AG (a)                                           5,222             821
Krones AG                                                 12,000             348
M.A.N. AG                                                  2,000              39
Marschollek, Lautenschlaeger und Partner AG                  290             154
Porsche AG                                                   571           1,454
ProSieben Media AG                                         1,925             172
Rheinmetall AG                                            22,800             210
SAP AG                                                    10,617           6,259
Volkswagen AG                                             11,400             251
Wella AG - (a)                                            25,594             651
                                                                       ---------
                                                                          13,586
                                                                       ---------

ITALY - 0.0%
Compagnia Assicuratrice Unipol                            56,000             102
Fiat SPA (a)                                               3,530              52
                                                                       ---------
                                                                             154
                                                                       ---------

TOTAL PREFERRED STOCKS
(cost $12,996)                                                            14,460
                                                                       ---------

                                                      Principal          Market
                                                       Amount            Value
                                                        (000)            (000)
                                                          $                $
                                                      ----------       ---------
SHORT-TERM INVESTMENTS - 6.2%
UNITED STATES - 6.2%
Frank Russell Investment Company Money
 Market Fund, due on demand (b)                           64,713          64,713
United States Treasury Bills (b)(c)(d)
 5.465 due 06/29/00                                        5,000           4,954
                                                                       ---------
                                                                          69,667
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $69,667)                                                            69,667
                                                                       ---------
TOTAL INVESTMENTS - 98.7%
(identified cost $976,233)                                             1,114,076
                                                                       ---------
OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                                15,001
                                                                       ---------

NET ASSETS - 100.0%                                                    1,129,077
                                                                       =========

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:

ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Foreign Currency Abbreviations:
EUR - Euro dollar
CAD - Canadian dollar
GBP - British pound
JPY - Japanese yen
CHF - Swiss frank
SEK - Swedish kroner
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 75

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)


                                                                   Unrealized
                                                   Number         Appreciation
                                                    of           (Depreciation)
                                                 Contracts           (000)
                                                ------------    ----------------
Futures Contracts

CAC - 40 Index
  Futures Contracts (France)
  expiration date 06/00                                  285     $         (531)
DAX Index
  Futures Contracts (Germany)
  expiration date 06/00                                   85                  1
FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 06/00                                  227               (333)
TOPIX Index
  Futures Contracts (Japan)
  expiration date 06/00                                  144                295
                                                                 --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                            $         (568)
                                                                 ==============

                                                                         MARKET
                                                          % of           VALUE
                                                          Net            (000)
Industry Diversification                                 Assets            $
----------------------------------------                --------       ---------
Auto & Transportation                                       4.3%          48,921
Consumer Discretionary                                     10.4          117,062
Consumer Staples                                            3.9           43,843
Financial Services                                         15.3          172,807
Health Care                                                 6.2           69,822
Integrated Oils                                             1.0           10,811
Materials & Processing                                      8.8           99,356
Miscellaneous                                               0.6            7,184
Other Energy                                                5.2           58,610
Producer Durables                                          10.4          117,836
Technology                                                  7.6           85,297
Utilities                                                  18.8          212,860
Short-Term Investments                                      6.2           69,667
                                                      ---------        ---------

Total Investments                                          98.7        1,114,076
Other Assets and Liabilites, net                            1.3           15,001
                                                      ---------        ---------

Net Assets                                                100.0%       1,129,077
                                                      =========        =========

                                                                      MARKET
                                                         % OF         VALUE
                                                         NET          (000)
GEOGRAPHIC DIVERSIFICATION                              ASSETS          $
----------------------------------------               --------     ----------
Europe                                                    41.4%        467,581
Japan                                                     22.1         248,983
United Kingdom                                            18.6         210,548
Pacific Basin                                              5.4          60,725
Other                                                      5.0          56,572
Short-Term Investments                                     6.2          69,667
                                                     ---------       ---------

Total Investments                                         98.7       1,114,076
Other Assets and Liabilities, net                          1.3          15,001
                                                     ---------       ---------

Net Assets                                               100.0%      1,129,077
                                                     =========       =========

See accompanying notes which are an integral part of the financial statements.


76  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2000 (Unaudited)


FORWARD FOREIGN CURRENCY EXCHANGE


                                                                  UNREALIZED
CONTRACTS TO               IN EXCHANGE                           APPRECIATION
  DELIVER                      FOR            SETTLEMENT        (DEPRECIATION)
   (000)                      (000)              DATE               (000)
-------------             -------------     --------------     ----------------
USD    20,256             EUR    20,750         06/16/00       $        (1,329)
USD       488             EUR       500         06/16/00                   (32)
USD       961             EUR     1,000         06/16/00                   (49)
USD       940             EUR     1,000         06/16/00                   (28)
USD     1,623             EUR     1,750         06/16/00                   (27)
USD     3,215             EUR     3,500         06/16/00                   (23)
USD    12,213             EUR    12,500         06/16/00                  (811)
USD    11,502             GBP     7,300         06/16/00                  (132)
USD       790             GBP       500         06/16/00                   (11)
USD     1,579             GBP     1,000         06/16/00                   (21)
USD     9,432             GBP     6,000         06/16/00                   (87)
USD     7,359             JPY   775,000         06/16/00                  (121)
USD       483             JPY    50,000         06/16/00                   (16)
USD       959             JPY   100,000         06/16/00                   (25)
USD       948             JPY   100,000         06/16/00                   (14)
USD    11,871             JPY 1,250,000         06/16/00                  (197)
EUR     1,500             USD     1,457         06/16/00                    89
EUR     2,000             USD     1,927         06/16/00                   103
GBP       500             USD       790         06/16/00                    11
JPY   100,000             USD       954         06/16/00                    20
                                                               ---------------
                                                               $        (2,700)
                                                               ===============


                        FORWARD FOREIGN CURRENCY EXCHANGE


                                                                  UNREALIZED
CONTRACTS TO               IN EXCHANGE                           APPRECIATION
  DELIVER                      FOR            SETTLEMENT        (DEPRECIATION)
   (000)                      (000)              DATE               (000)
-------------             -------------     --------------     ----------------
USD         5             CAD         7        05/02/00        $             --
USD       216             EUR       234        02/02/00                      (4)
USD        57             EUR        63        05/03/00                      --
USD       807             EUR       890        05/03/00                       1
USD       167             EUR       178        05/31/00                      (6)
USD       273             EUR       295        05/31/00                      (5)
USD       458             EUR       486        05/31/00                     (16)
USD       110             GBP        70        05/02/00                       1
USD       389             GBP       250        05/03/00                      --
USD        51             JPY     5,372        05/01/00                      (1)
USD       387             JPY    41,074        05/01/00                      (7)
USD       818             JPY    86,608        05/01/00                     (16)
USD       235             JPY    25,256        05/02/00                      (2)
USD       887             JPY    95,111        05/02/00                      (6)
USD       346             SEK     3,084        05/03/00                      (2)
USD         8             SGD        14        05/02/00                      --
CHF       505             USD       296        05/01/00                       4
EUR        71             USD        65        05/01/00                      --
EUR        78             USD        70        05/02/00                      --
EUR       305             USD       277        05/02/00                       1
EUR       314             USD       285        05/02/00                      (1)
EUR       898             USD       815        05/02/00                      (1)
EUR        42             USD        38        05/03/00                      --
EUR       196             USD       128        05/04/00                     (50)
EUR        59             USD        54        05/31/00                      --
EUR       133             USD       121        05/31/00                      --
EUR       138             USD       130        05/31/00                       4
JPY     4,221             USD        39        05/01/00                      --
SEK       655             USD        74        05/02/00                       1
CAD        49             SEK       298        05/03/00                      --
EUR        38             CHF        60        05/03/00                      --
GBP        68             EUR       116        05/02/00                      --
GBP        26             SEK       365        05/03/00                      --
SEK     1,495             EUR       182        05/02/00                      (2)
                                                               ----------------
                                                               $           (107)
                                                               ================

  See accompanying notes which are an integral part of the financial statements.


                                                International Securities Fund 77

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $976,233).....................................   $   1,114,076
Cash ................................................................................           8,636
Foreign currency holdings (identified cost $4,934)...................................           4,830
Receivables:
  Dividends and interest ............................................................           2,757
  Investments sold ..................................................................           9,273
  Fund shares sold ..................................................................           3,255
  Foreign taxes recoverable .........................................................             964
  From Advisor ......................................................................              11
  Daily variation margin on futures contracts .......................................           1,799
Unrealized appreciation on forward foreign currency exchange contracts...............             223
Unrealized appreciation on foreign currency exchange spot contracts .................              12
Prepaid expenses ....................................................................              14
                                                                                        -------------

    Total assets ....................................................................       1,145,850

LIABILITIES
Payables:
 Investments purchased ...............................................   $     11,446
 Fund shares redeemed ................................................            860
 Accrued fees to affiliates ..........................................          1,082
 Other accrued expenses ..............................................            343
Unrealized depreciation on forward foreign
currency exchange contracts ..........................................          2,923
Unrealized depreciation on foreign currency exchange spot contracts...            119
                                                                         ------------
   Total liabilities ................................................................          16,773
                                                                                        -------------

NET ASSETS ..........................................................................   $   1,129,077
                                                                                        =============
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ........................   $      (2,228)
Accumulated net realized gain (loss) ................................................         107,688
Unrealized appreciation (depreciation) on:
 Investments ........................................................................         137,843
 Futures contracts ..................................................................            (568)
 Foreign currency-related transactions ..............................................          (3,083)
Shares of beneficial interest .......................................................             164
Additional paid-in capital ..........................................................         889,261
                                                                                        -------------

NET ASSETS ..........................................................................   $   1,129,077
                                                                                        =============
NET ASSET VALUE, offering and redemption price per share:
 Class C ($9,510,344 divided by 139,624 shares of $.01 par value shares
   of beneficial interest outstanding) ..............................................   $       68.11
                                                                                        =============
 Class E ($5,912,106 divided by 86,064 shares of $.01 par value shares
   of beneficial interest outstanding) ..............................................   $       68.69
                                                                                        =============
 Class S ($1,113,654,650 divided by 16,164,168 shares of $.01 par value
   shares of beneficial interest outstanding) .......................................   $       68.90
                                                                                        =============

See accompanying notes which are an integral part of the financial statements.

78  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                                           FOUR MONTHS ENDED
                                                            APRIL 30, 2000           YEAR ENDED
                                                              (UNAUDITED)         DECEMBER 31, 1999
                                                           -----------------      -----------------
INVESTMENT INCOME
 Dividends .............................................   $           5,907      $          20,257
 Dividends from Money Market Fund ......................               1,301                  2,478
 Interest ..............................................                --                      489
 Less foreign taxes withheld ...........................                (769)                (2,303)
                                                           -----------------      -----------------

   Total investment income .............................               6,439                 20,921

EXPENSES
 Advisory fees .........................................               3,354                  8,947
 Administrative fees ...................................                 188                    500
 Custodian fees ........................................                 744                  2,093
 Distribution fees - Class C ...........................                  22                     23
 Transfer agent fees ...................................                 410                  1,126
 Professional fees .....................................                  35                     70
 Registration fees .....................................                  42                    140
 Shareholder servicing fees - Class C ..................                   7                      8
 Shareholder servicing fees - Class E ..................                   5                     13
 Trustees' fees ........................................                   8                      9
 Miscellaneous .........................................                  40                    129
                                                           -----------------      -----------------

   Total expenses ......................................               4,855                 13,058
                                                           -----------------      -----------------

Net investment income ..................................               1,584                  7,863
                                                           -----------------      -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...........................................              63,162                122,855
 Futures contracts .....................................               5,421                 15,568
 Foreign currency-related transactions .................              (4,538)                (9,722)
                                                           -----------------      -----------------
                                                                      64,045                128,701
                                                           -----------------      -----------------

Net change in unrealized gain (loss) on:
 Investments ...........................................            (114,560)               134,124
 Futures contracts .....................................              (6,010)                 4,278
 Foreign currency-related transactions .................              (3,088)                 2,297
                                                           -----------------      -----------------
                                                                    (123,658)               140,699
                                                           -----------------      -----------------

Net realized and unrealized gain (loss)  ...............             (59,613)               269,400
                                                           -----------------      -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...   $         (58,029)     $         277,263
                                                           =================      =================


 See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  79

INTERNATIONAL SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                     FOUR MONTHS ENDED
                                                                       APRIL 30, 2000       YEAR ENDED          YEAR ENDED
                                                                        (UNAUDITED)     DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                     -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...........................................   $           1,584  $           7,863   $          10,770
 Net realized gain (loss) ........................................              64,045            128,701              22,759
 Net change in unrealized appreciation (depreciation) ............            (123,658)           140,699              73,736
                                                                     -----------------  -----------------   -----------------

   Net increase (decrease) in net assets from operations .........             (58,029)           277,263             107,265
                                                                     -----------------  -----------------   -----------------

DISTRIBUTIONS
 From net investment income
   Class C .......................................................                  --                (12)                 --
   Class E .......................................................                  --                (19)                (42)
   Class S .......................................................                  --             (7,238)             (9,775)
 From net realized gain
   Class C .......................................................                (299)              (335)                 --
   Class E .......................................................                (200)              (248)                 (5)
   Class S .......................................................             (38,616)           (51,360)             (3,176)
                                                                     -----------------  -----------------   -----------------

     Net decrease in net assets from distributions ...............             (39,115)           (59,212)            (12,998)
                                                                     -----------------  -----------------   -----------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ...              79,652            (16,692)              9,906
                                                                     -----------------  -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................             (17,492)           201,359             104,173

NET ASSETS
 Beginning of period .............................................           1,146,569            945,210             841,037
                                                                     -----------------  -----------------   -----------------
 End of period (including accumulated distributions in excess of net investment income of $2,228, $3,812 and $2,960,
    respectively .................................................   $       1,129,077  $       1,146,569   $         945,210
                                                                     =================  =================   =================


See accompanying notes which are an integral part of the financial statements.

80  International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                 2000*       1999**
                                                              ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $   74.51    $   60.66
                                                              ---------    ---------

INCOME FROM OPERATIONS
 Net investment income (loss) (a)  .........................       (.12)        (.32)
 Net realized and unrealized gain (loss)  ..................      (3.74)       17.92
                                                              ---------    ---------

   Total income from operations ............................      (3.86)       17.60
                                                              ---------    ---------

DISTRIBUTIONS
 From net investment income ................................         --         (.17)
 From net realized gain ....................................      (2.54)       (3.58)
                                                              ---------    ---------

   Total distributions .....................................      (2.54)       (3.75)
                                                              ---------    ---------

NET ASSET VALUE, END OF PERIOD .............................  $   68.11    $   74.51
                                                              =========    =========

TOTAL RETURN (%)(b)  .......................................      (5.27)       29.39

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...................      9,510        7,522

 Ratios to average net assets (%)(c):
   Operating expenses ......................................       2.28         2.30
   Net investment income (loss) ............................       (.52)        (.51)

 Portfolio turnover rate (%) ...............................      38.45       120.52

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


                                                International Securities Fund 81

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                       YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------
                                                  2000*        1999         1998        1997        1996**
                                                --------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......    $  74.95    $   60.68    $   54.64    $   58.47    $   58.56
                                                --------    ---------    ---------    ---------    ---------

INCOME FROM OPERATIONS
 Net investment income (a) .................         .05          .40          .28          .35         (.03)
 Net realized and unrealized gain (loss)           (3.77)       17.72         6.53         (.64)        1.68
                                                --------    ---------    ---------    ---------    ---------

   Total income from operations ............       (3.72)       18.12         6.81         (.29)        1.65
                                                --------    ---------    ---------    ---------    ---------

DISTRIBUTIONS
 From net investment income ................          --         (.27)        (.57)        (.29)        (.43)
 From net realized gain ....................       (2.54)       (3.58)        (.20)       (3.25)       (1.31)
                                                --------    ---------    ---------    ---------    ---------

   Total distributions .....................       (2.54)       (3.85)        (.77)       (3.54)       (1.74)
                                                --------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD .............    $  68.69    $   74.95    $   60.68    $   54.64    $   58.47
                                                ========    =========    =========    =========    =========

TOTAL RETURN (%)(b) ........................       (5.05)       30.21        12.53         (.41)        2.86

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...       5,912        5,552        4,431        1,271          623

 Ratios to average net assets (%)(c):
   Operating expenses ......................        1.53         1.55         1.64         1.96         2.00
   Net investment income (loss) ............         .19          .61          .49          .19         (.61)

 Portfolio turnover rate (%) ...............       38.45       120.52        68.46        73.54        42.43


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


82  International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                    YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------------
                                                   2000*         1999           1998          1997           1996           1995
                                               -----------   -----------    -----------    -----------    -----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD........   $     75.11   $     60.86    $     54.69    $     58.48    $     56.61    $    53.96
                                               -----------   -----------    -----------    -----------    -----------    ----------

INCOME FROM OPERATIONS
 Net investment income (a) .................           .10           .51            .69            .56            .53           .56
 Net realized and unrealized gain (loss)....         (3.77)        17.82           6.32           (.46)          3.72          4.89
                                               -----------   -----------    -----------    -----------    -----------    ----------

   Total income from operations ............         (3.67)        18.33           7.01            .10           4.25          5.45
                                               -----------   -----------    -----------    -----------    -----------    ----------

DISTRIBUTIONS
 From net investment income ................            --          (.50)          (.64)          (.64)          (.48)        (1.11)

 From net realized gain ....................         (2.54)        (3.58)          (.20)         (3.25)         (1.90)        (1.69)

                                               -----------   -----------    -----------    -----------    -----------    ----------

   Total distributions .....................         (2.54)        (4.08)          (.84)         (3.89)         (2.38)        (2.80)

                                               -----------   -----------    -----------    -----------    -----------    ----------

NET ASSET VALUE, END OF PERIOD .............   $     68.90   $     75.11    $     60.86    $     54.69    $     58.48    $    56.61
                                               ===========   ===========    ===========    ===========    ===========    ==========

TOTAL RETURN (%)(b) ........................         (4.97)        30.52          12.90            .26           7.63         10.20

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...     1,113,655     1,133,495        940,779        839,767        743,615       623,389

 Ratios to average net assets (%)(c):
   Operating expenses, net .................          1.28          1.30           1.22           1.26           1.30          1.30
   Operating expenses, gross ...............          1.28          1.30           1.22           1.26           1.31          1.31
   Net investment income ...................           .43           .79           1.15            .91            .91           .97

 Portfolio turnover rate (%)................         38.45        120.52          68.46          73.54          42.43         42.96


*   For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


                                               International Securities Fund  83

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2000 (Unaudited)

                                                         Market
                                            Number       Value
                                              of         (000)
                                            Shares         $
                                           ---------   ---------
COMMON STOCKS - 84.8%
ARGENTINA - 1.8%
Astra cia Argentina de Petro (a)             340,000         803
Banco de Galicia y Buenos Aires SA de
 CV Class B - ADR                             13,829         239
Banco Frances del Rio la Plata - ADR          14,500         286
Central Costanera SA Class B                 187,100         356
Central Puerto SA Class B                    120,000         195
El Sitio, Inc. (a)                             3,400          36
Inversiones Y Representaciones
 SA Class B                                  143,637         424
Nobleza Piccardo SA                           91,100         257
Nortel Inversora SA - ADR                      4,100          76
PC Holdings SA - ADR                           8,092         124
PC Holdings SA Class B                       672,481       1,023
Quilmes Industrial (Regd)(a)                  71,000         577
Siderar SA Series A                           29,800         116
Siderca SAIC                                 250,000         538
Telecom Argentina SA Class B - ADR            31,800         888
Telefonica de Argentina Class B              340,000       1,198
Telefonica de Argentina SA
 Class B - ADR                                14,600         513
Transportadora de Gas del Sur
 SA Class B                                   54,005          87
                                                      ----------
                                                           7,736
                                                      ----------

AUSTRALIA - 0.4%
Lihir Gold, Ltd. (a)                       1,083,000         367
Oil Search, Ltd. (Australia Regd)(a)         800,000         724
Orogen Minerals, Ltd.                        800,000         589
                                                      ----------
                                                           1,680
                                                      ----------

BRAZIL - 1.4%
Centrais Eletricas Brasileiras SA         28,959,000         428
Companhia Cervejaria Brahma - ADR              7,200         112
Companhia Energetica de Minas
 Gerais SA - ADR                              23,547         360
Companhia Siderurgica Nacional             8,394,000         237
Companhia Vale do Rio Doce                    12,000         266
Copel Parana Energ                        20,000,000         105
Embratel Participacoes SA                 30,114,000         567
Globo Cabo SA - ADR                           26,500         439
Light Servicos de Eletricidade SA          6,802,914         785
Petroleo Brasileiro Petrobras SA - ADR        20,000         474
Tele Centro Sul Participacoes SA          40,933,000         420
Tele Norte Leste Participacoes SA         61,405,000       1,065
Tele Sudeste Celular Participacoes SA     47,617,000         200
Telesp Participacoes SA                   24,712,000         370
Ultrapar Participacoes SA - ADR               10,100          91
White Martins SA                             331,407         240
                                                      ----------
                                                           6,159
                                                      ----------

CHILE - 3.2%
Antofagasta Holdings PLC                     408,036       2,509
Banco de A. Edwards Series A - ADR             9,944         163
Banco Santander Chile
 Series A - ADR                                9,200         136
Banco Santiago - ADR                          13,300         263
BBV Banco BHIF - ADR                          29,000         464
Compania de Telecomunicaciones
 de Chile SA - ADR                            41,769         773
Distribucion Y Servicio D&S
 SA - ADR                                    119,500       2,032
Embotelladora Andina SA - ADR
 Series A                                     65,000         756
Embotelladora Andina SA - ADR
 Series B                                     58,000         595
Embotelladora Arica SA - ADR (a)              79,300         601
Enersis SA - ADR                              58,472       1,089
Gener SA - ADR                                92,900       1,272
Laboratorio Chile SA - ADR                    30,000         602
Maderas y Sinteticos SA - ADR                 49,900         686
Quinenco SA                                  166,300       1,870
Sociedad Quimica Y Minera de
 Chile SA - ADR                                3,750          92
                                                      ----------
                                                          13,903
                                                      ----------

CHINA - 3.1%
Beijing Yanhua Petrochemical Co., Ltd.
 Class H                                   4,450,000         526
China Telecom (Hong Kong), Ltd. (a)          562,000       4,022
China Telecom (Hong Kong),
 Ltd. - ADR (a)                                8,500       1,247
Guangdong Kelon Electrical Holdings
 Co., Ltd.                                 1,360,000         851
Huaneng Power International, Inc.
 Series N - ADR                              125,000       1,156
Jiangsu Expressway Co., Ltd. Class H       8,990,000       1,016
Jilin Chemical Industrial Company, Ltd.
 Class H                                   1,800,000         125
New World China Land, Ltd. (a)             1,520,000         388
PetroChina Co., Ltd. New (a)               5,302,000         824
Shanghai Petrochemical Co.,
 Ltd. Class H                              5,660,000         763
Shenzhen Expressway Co.,
 Ltd. Class H                              2,000,000         223

84  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                        Market
                                            Number      Value
                                              of        (000)
                                            Shares        $
                                           ---------  ----------
Yanzhou Coal Mining Co.,
 Ltd. Series H                             8,170,000       1,636
Yizheng Chemical Fibre Class H (a)         1,985,000         385
                                                      ----------
                                                          13,162
                                                      ----------

CROATIA - 0.2%
Pliva d.d. - GDR                              82,600       1,020
                                                      ----------

CZECH REPUBLIC - 0.4%
Ceske Energeticke Zavody AS (a)               33,000          96
Ceske Radiokomunikace -
 GDR (a)                                      10,000         450
Czechoslovakian Value Fund
 1998 warrants (a)(c)                          1,800           0
SPT Telecom AS (a)                            36,603         679
Tabak AS                                       3,500         562
                                                      ----------
                                                           1,787
                                                      ----------

ECUADOR - 0.0%
La Cemento Nacional - GDR (a)                    700          25
La Cemento National - GDR (a)                  3,700         129
                                                      ----------
                                                             154
                                                      ----------

EGYPT - 1.3%
Al-Ahram Beverages Co.
 S.A.E. - GDR (a)                            106,000       1,855
Al-Ahram Beverages Co.
 S.A.E. - GDR (144A)(a)                       15,530         272
Commercial International Bank                 40,600         437
Commercial International Bank (Regd.) -
 GDR                                          22,700         239
Eastern Company for Tobacco
 & Cigarettes                                  5,100         123
Egypt International Pharmaceutical
 Industries Co.                                1,000          50
Egyptian Mobile Phone Network (a)             50,118       1,911
Misr International Bank                        3,300          55
Orascom Construction (a)                      48,425         665
Oriental Weavers Co.                           4,100          70
Suez Cement Co. (Regd) - GDR                   8,089         102
                                                      ----------
                                                           5,779
                                                      ----------

GREECE - 2.0%
Aluminum Co. of Greece SA                     23,600         788
Attica Enterprises Holdings SA                 5,175          60
Bank of Piraues                                2,070          37
Commercial Bank of Greece                     10,786         586
Credit Bank (Regd)                            32,540       1,792
Hellenic Bottling Co. SA                      11,370         180
Hellenic Telecommunication Organization
 SA - ADR                                      5,600          65
Hellenic Telecommunication Organization
 SA - GDR                                    131,485       2,960
Intracom SA                                    3,732         133
National Bank of Greece SA                    15,622         667
Panafon Hellenic Telecom SA                   90,400       1,087
STET Hellas Telecommunications
 SA - ADR (a)                                 11,000         249
Titan Cement Co. SA                            1,736          70
                                                      ----------
                                                           8,674
                                                      ----------

HONG KONG - 0.7%
Chen Hsong Holdings, Ltd.                  1,900,000         327
Founder Holdings, Ltd. (a)                   514,000         297
Legend Holdings, Ltd. (a)                    648,000         749
New World Infrastructure, Ltd. (a)         1,238,100       1,319
Pacific Century CyberWorks, Ltd. (a)         224,000         417
                                                      ----------
                                                           3,109
                                                      ----------

HUNGARY - 2.4%
BorsodChem - GDR                              44,200       1,613
BorsodChem Rt.                                12,000         444
Egis Gyogyszergyar                             6,100         268
Magyar Olaj Es Gas                             5,200          92
Magyar Tavkozlesi Rt. - ADR                   51,342       1,787
Magyar Tavkozlesi Rt. (Regd)                 282,476       1,935
Mol Magyar Olaj-Es Gazipari
 Rt. - GDR                                   101,900       1,783
Mol Magyar Olay-Es Gazipari - GDR              7,266         127
OTP Bank Rt.                                   8,534         378
Richter Gedeon, Ltd. - GDR                    29,846       1,642
Tiszai Vegyi Kombinat Rt.                     21,400         353
                                                      ----------
                                                          10,422
                                                      ----------

INDIA - 4.6%
Bajaj Auto, Ltd. - GDR                        51,000         403
BSES, Ltd. (a)                                22,800         388
BSES, Ltd. - GDR                              27,000         459
Genesis India Investment Co. (a)             760,800       8,879
ICICI Bank, Ltd. - ADR (a)                    22,000         380
ICICI, Ltd. - ADR                             32,000         768
Indo Gulf Fertilizers &
 Chemicals - GDR (a)                         419,000         419
Infosys Technologies, Ltd. - ADR               8,120       1,640
ITC, Ltd. - GDR                               23,900         397
Larsen & Toubro, Ltd. - GDR                   11,750         159
Mahanagar Telephone Nigam,
 Ltd. - GDR (a)                               29,400         375
Perusahaan Persero Telekom - ADR              73,528         634
Reliance Industries, Ltd. - GDR               91,711       2,375
State Bank of India - GDR                     14,100         130

                                                       Emerging Markets Fund  85

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                         Market
                                            Number       Value
                                              of         (000)
                                            Shares         $
                                           ---------   ---------
Tata Engineering & Locomotive
 Co. - GDR                                    75,400         226
Videsh Sanchar Nigam Ltd. - GDR              110,557       2,060
                                                      ----------
                                                          19,692
                                                      ----------

INDONESIA - 1.1%
Gulf Indonesia Resources, Ltd. (a)            88,300         618
Indah Kiat Pulp & Paper
 (Alien Market)(a)                         1,162,000         349
PT Bank Pan Indonesia Tbk (a)              2,014,000          96
PT Gudang Garam Tbk                          149,000         236
PT Hanjaya Mandala Sampoerna Tbk             169,000         245
PT Indofood Sukses Makmur Tbk (a)            175,000         120
PT Indosat (Persero) Tbk                     255,000         338
PT Indosat (Persero) Tbk - ADR                15,800         210
PT Matahari Putra Prima Tbk (a)            8,800,000       1,030
PT Ramayana Lestari Sentosa                1,670,000         851
PT Telekomunikasi
 Indonesia Series B                          438,000         191
Semen Gresik                                 232,000         242
                                                      ----------
                                                           4,526
                                                      ----------

ISRAEL - 3.6%
Bank Hapoalim, Ltd.                          502,400       1,543
Bank Leumi Le-Israel                         857,659       1,864
Bezeq Israeli Telecommunication Corp.,
 Ltd.                                        131,186         696
Blue Square Israel, Ltd. - ADR                13,720         128
Check Point Software Technologies, Ltd.
 (a)                                           8,000       1,387
Clal Industries, Ltd.                         24,400         270
Delta-Galil Industries, Ltd.                  27,279         556
ECI Telecom, Ltd.                              4,023         111
Gilat Satellite Networks, Ltd. (a)             4,100         353
IDB Holding Corp., Ltd.                        3,864         133
Israel Chemicals, Ltd.                       194,724         236
Israel Discount Bank Series A (a)            300,000         373
Koor Industries, Ltd.                          1,200         104
Koor Industries, Ltd. - ADR                   25,000         438
M-Systems Flash Disk Pioneers,
 Ltd. (a)                                      3,800         250
Makhteshim-Agan Industries, Ltd. (a)          10,000          20
Nice Systems, Ltd. - ADR (a)                   5,170         338
Orbotech, Ltd. (a)                            21,252       1,812
Orckit Communications, Ltd. (a)                9,800         432
Partner Communications Co.,
 Ltd. - ADR (a)                                4,500          48
Property & Building Corp., Ltd.                  666          69
RADWARE, Ltd. (a)                              7,800         209
Scitex Corp., Ltd. (a)                        19,000         226
Supersol, Ltd.                                50,000         163
Tecnomatix Technologies, Ltd. (a)             41,500       1,369
Teva Pharmaceutical Industries,
 Ltd. - ADR                                   49,886       2,188
                                                      ----------
                                                          15,316
                                                      ----------

JORDAN - 0.2%
Arab Bank Group                                3,510         831
                                                      ----------

LEBANON - 0.1%
Solidere - GDR (a)                            62,000         375
                                                      ----------

LUXEMBOURG - 1.4%
Foreign & Colonial Emerging Markets
 Indian Investment Co. (a)                   304,121       2,244
Foreign & Colonial Emerging Markets
 Taiwan Investment Co. (a)                    61,000       1,083
Millicom International Cellular SA (a)        43,000       2,258
Ritek, Inc. - GDR (a)                         17,690         332
                                                      ----------
                                                           5,917
                                                      ----------

MALAYSIA - 5.9%
AMMB Holdings Berhad                         341,000       1,292
Arab Malaysian Finance (Alien
 Market)(a)                                   97,000         139
Berjaya Sports                               191,000         400
Commerce Asset-Holding Berhad                421,000       1,185
Genting Berhad                               385,000       1,550
Golden Hope Plantation                       519,000         549
IJM Corp. Berhad                             456,000         442
Malakoff Berhad                              231,000         596
Malayan Banking Berhad                       688,000       2,861
Malaysian Pacific                            122,000       1,364
O.Y.L. Industries Berhad                      12,800          41
Oriental Holdings Berhad                     407,000         969
Perusahaan Otomobil Nasional Berhad          230,000         318
Petronas Gas Berhad                          213,000         348
Public Bank Berhad                           918,000         957
Public Bank Berhad (Alien Market)            276,000         385
Resorts World Berhad                         348,000       1,126
RHB Capital Berhad                           213,000         303
Road Builder (M) Holdings Berhad             385,000         505
Rothmans of Pall Mall
 (Malaysia) Berhad                           103,200         801
Sime Darby Berhad                            486,000         570
Technical Resource Industries Berhad         222,000         284
Telekom Malaysia Berhad                      411,000       1,428
Tenaga Nasional Berhad                     1,248,000       4,138
UMW Holdings Berhad                          142,000         308
United Engineers (Malaysia)
 Berhad (a)                                  772,000       1,991

86  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                         Market
                                            Number       Value
                                              of         (000)
                                            Shares         $
                                           ---------   ---------
YTL Corp. Berhad                             310,000         506
YTL Corp. Berhad 2009 Warrants (a)            16,500           9
                                                      ----------
                                                          25,365
                                                      ----------

MEXICO - 12.1%
Alfa SA de CV Class A                        188,000         581
Carso Global Telecom Series A1 (a)         1,236,400       3,337
Cemex SA de CV                               434,440       1,884
Cemex SA de CV - ADR                          65,754       1,438
Cemex SA de CV 2000 Warrants (a)               1,737           5
Cemex SA de CV 2002 Warrants (a)              20,000          12
Cifra SA de CV Class C (a)                   452,700         965
Cifra SA de CV Series V (a)                  627,000       1,449
Coca-Cola Femsa SA - ADR                      71,200       1,322
Compania Cervecerias Unidas
 SA - ADR                                     59,200       1,321
Controladora Comercial Mexicana
 SA de CV                                  1,188,000       1,250
Corporacion Interamericana de
 Entretenimiento SA Series B (a)             374,400       1,536
Cydsa SA Series A                            277,000         206
Empaques Ponderosa (a)                       189,500         106
Empresa Nacional de Electricidad
 SA - ADR                                     36,538         420
Fomento Economico Mexicano SA de CV          160,500         637
Fomento Economico Mexicano SA de CV
 Series B - ADR                               67,050       2,766
Grupo Elektra, SA de CV                      160,000         156
Grupo Financiero Banamex Accival SA de
 CV (Banacci) Series O (a)                   598,483       2,162
Grupo Financiero Bancomer SA de CV
 Series O (a)                              1,462,000         653
Grupo Financiero Banorte
 SA de CV (a)                                275,000         374
Grupo Financiero Inbursa SA de CV Class
 O (a)                                       182,000         739
Grupo Industrial Durango
 SA - ADR (a)                                 17,250         175
Grupo Industrial Saltillo SA de CV            54,500         121
Grupo Mexico SA Series B                     233,000         951
Grupo Modelo SA de CV Series C               142,000         302
Grupo Radio Centro SA de CV - ADR             16,400         230
Grupo Television SA de
 CV - GDR (a)                                 45,675       2,898
Hylsamex SA de CV Series B (a)               150,000         274
Kimberly-Clark, Mexico Class A               773,500       2,491
Nuevo Grupo Iusacell SA de CV
 Series V - ADR (a)                          104,700       1,669
Organizacion Soriana SA
 de CV Series B                               86,000         341
Panamerican Beverages, Inc. Class A          129,000       2,120
Seguros Comercial America
 Series B (a)                                 87,000         332
Telefonos de Mexico SA
 Series L - ADR                              252,074      14,825
Tubos de Acero de Mexico SA                   11,500         171
TV Azteca SA de CV - ADR                     178,600       1,964
                                                      ----------
                                                          52,183
                                                      ----------

PANAMA - 0.2%
Banco Latinoamericano de Exportaciones        40,000         988
 SA Class E                                           ----------

PERU - 0.5%
Compania de Minas Buenaventura Series B
 - ADR                                        24,200         417
Companiade Minas Buenaventura
 SA Series B                                  27,600         240
Credicorp, Ltd.                               49,850         527
Enrique Ferreyros                            236,970          84
Minsur SA                                     64,000         114
Southern Peru Copper Corp.                    10,800         136
Telefonica Del Peru SA
 Class B - ADR                                48,838         739
                                                      ----------
                                                           2,257
                                                      ----------

PHILIPPINES - 1.3%
Ayala Corp.                                  134,000          31
Equitable PCI Bank                           480,200         622
First Philippine Holdings Corp. (a)          270,000         157
Manila Electric Co. Class B                1,184,200       2,123
Metropolitan Bank & Trust Co.                 11,000          61
Philippine Long Distance
 Telephone Co.                                16,100         289
Philippine Long Distance
 Telephone Co. - ADR                          70,327       1,297
San Miguel Corp. Class B                      67,500          85
Security Bank Corp. (a)                      350,000         280
SM Prime Holdings                            960,000         125
Universal Robina                           2,410,000         355
                                                      ----------
                                                           5,425
                                                      ----------

POLAND - 0.7%
Agora SA - GDR (a)                             1,957          45
Bank Handlowy W. Warszawie - GDR              13,590         193
Bank Polska Kasa Opieki Grupa
 Pekao SA (a)                                  5,970          71
BRE Bank SA                                    1,843          58
Elektrim Spolka Akcyjna SA (a)                34,053         427
KGHM Polska Miedz SA - GDR                    29,500         423

                                                        Emerging Markets Fund 87

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                         Market
                                            Number       Value
                                              of         (000)
                                            Shares         $
                                           ---------   ---------
Optimus SA                                     5,200         181
Polski Koncern Naftowy SA - GDR               79,731         790
Prokom Software SA                             5,400         219
Softbank SA - GDR                              6,500         275
Telekomunikacja Polska SA
 Class S - GDR                                27,898         212
Telekomunikacja Polska SA
 Series A - GDR (a)                            6,140          45
WBK                                            8,246          46
                                                      ----------
                                                           2,985
                                                      ----------

RUSSIA - 1.6%
Golden Telecom, Inc. (a)                       6,200         187
Lukoil Oil Co. - ADR                          40,940       2,468
OAO Gazprom - ADR (a)                         15,000          99
Rostelecom - ADR                               7,200         140
Surgutneftegaz SP - ADR (a)                  155,976       2,367
Unified Energy Systems - ADR                  12,287         198
Unified Energy Systems - GDR                  40,043         746
Vimpel-Communications - ADR (a)               24,513         821
                                                      ----------
                                                           7,026
                                                      ----------

SINGAPORE - 0.4%
Asia Pulp & Paper Co, - ADR Ltd. (a)          79,000         499
Datacraft Asia, Ltd. (a)                     122,000         915
Total Access Communication, Ltd. (a)         160,000         420
                                                      ----------
                                                           1,834
                                                      ----------

SOUTH AFRICA - 6.2%
AECI, Ltd.                                   164,000         327
African Bank Investments, Ltd. (a)            73,900         160
Alexander Forbes, Ltd.                       482,000       1,081
Amalgamated Banks of South Africa            315,767       1,118
Amalgamated Beverage
 Industries, Ltd.                             50,971         297
Anglo American Platinum Corp., Ltd.           45,800       1,108
Anglo American PLC                             9,900         420
AngloGold, Ltd.                               27,310       1,039
Ashanti Goldfields, Ltd. - ADR               216,178         378
Barlow, Ltd.                                  50,837         319
Billiton PLC                                  92,000         353
De Beers Centenary Linked Units               58,854       1,207
Dimension Data Holdings, Ltd. (a)            301,057       1,976
Fedsure Holdings, Ltd.                        32,900         182
FirstRand, Ltd.                              852,800       1,006
Impala Platinum Holdings, Ltd.                34,100       1,081
Imperial Holdings, Ltd. (a)                   65,162         557
Iscor, Ltd. (a)                               74,960         166
Ixchange Technology Holdings, Ltd. (a)       102,000         217
JD Group, Ltd.                                69,300         467
Johnnies Industrial Corp., Ltd.               18,200         268
Liberty Life Association of Africa            79,186         742
Lonrho Africa PLC                            437,204         109
Lonrho PLC                                   115,176       1,177
M-Cell, Ltd.                                  63,400         339
Metro Cash and Carry, Ltd.                   256,359         193
MIH, Ltd. (a)                                  6,900         321
Nampak, Ltd.                                  90,000         210
Nedcor, Ltd.                                  43,962         834
PepsiCo International, Inc. (a)                1,190          10
Profurn, Ltd.                                300,490         182
Real Africa Holdings, Ltd. (a)                92,300          83
Rembrandt Group, Ltd.                        299,200       2,321
Sanlam, Ltd.                                 987,100       1,172
Sappi, Ltd.                                   78,200         548
Sasol                                        403,063       2,366
South African Breweries PLC                  176,800       1,305
Standard Bank Investment Corporation,
 Ltd.                                        126,060         464
Tongaat-Hulett Group, Ltd.                   103,000         512
                                                      ----------
                                                          26,615
                                                      ----------

SOUTH KOREA - 10.2%
Doosan Corp. (a)                              40,172         963
Dreamline Co., Ltd. 2000 Rights (a)            1,188           7
Dreamline Corp. (a)                            3,000          95
Haansoft, Inc. (a)                            10,800         191
HandySoft Corp. (a)                            5,000         186
Hanil Cement Manufacturing
 Co., Ltd.                                    54,500         737
Hankuk Glass Industries, Inc.                 63,000         744
Hansol Paper Co.                              33,960         230
Hanwha Chemical Corp. (a)                     40,110         167
Honam Petrochemical Corp.                     20,500         214
Housing & Commercial Bank, Korea              49,690         851
Hyundai Electronics Industries Co. (a)        52,770         837
Hyundai Industrial Development
 & Construction                               13,786          59
Hyundai Motor Co., Ltd.                       43,428         409
Hyundai Motor Co., Ltd. - GDR (a)             18,462          93
Kookmin Bank                                 248,148       2,683
Kookmin Bank - GDR                             5,000          53
Korea Electric Power Corp.                   122,298       3,582
Korea Electric Power Corp. - ADR              46,148         756
Korea Telecom Corp. - ADR                     41,059       1,417
Korea Telecom Freetel (a)                      3,500         201
Korea Tobacco & Ginseng Corp.                 48,200         925
LG Chemical, Ltd.                             68,100       1,565
Locus Corp. (a)                                2,300         280
Lotte Confectionery Co.                        4,500         556
Medidas Co., Ltd.                              1,658          24


88  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                         Market
                                            Number       Value
                                              of         (000)
                                            Shares         $
                                           ---------   ---------
Mirae Co.                                     25,940         134
Pohang Iron & Steel Co., Ltd.                 14,171       1,108
Pohang Iron & Steel Co., Ltd. - ADR           17,100         359
S1 Corp.                                      52,681         707
Samsung Corp.                                 20,500         233
Samsung Electro-Mechanics Co.                  5,000         340
Samsung Electronics                           40,410      10,924
Samsung Electronics, Ltd. - GDS               35,719       2,884
Samsung Fire & Marine Insurance (a)            7,149         146
Samsung SDI Co., Ltd. - GDR (a)               52,250         536
Samsung Securities Co., Ltd.                  27,378         461
Seoul City Gas Co., Ltd.                      17,000         257
SEROME Technology, Inc.                        7,000         206
Shin Han Bank                                135,500       1,300
SK Corporation                                68,362       1,291
SK Telecom Co., Ltd. (a)                       9,510       2,528
SK Telecom Co., Ltd. - ADR                     9,730         312
Ssangyong Oil Refining Co.                    85,440       1,582
Tae Young Corp.                               17,639         367
Turbo Tek Co., Ltd.                           12,649         193
                                                      ----------
                                                          43,693
                                                      ----------

SRI LANKA - 0.1%
Ceylon Theatre                                13,660          37
Development Finance Corp. of Ceylon           97,221         123
John Keells Holdings, Ltd.                    65,302         100
                                                      ----------
                                                             260
                                                      ----------

SWITZERLAND - 0.2%
UBS AG 2001 Warrants (a)                                     907
                                             141,000  ----------

TAIWAN - 8.0%
Acer Peripherals, Inc. - GDR (a)              11,000         457
Acer, Inc. - GDR (144A)(a)                    89,900         935
Acer, Inc. - GDR (a)                         305,782       3,180
Advanced Semiconductor Engineering,
 Inc. - GDR (a)                               31,000         550
ASE Test, Ltd. (a)                            23,500         695
Asia Cement Corp. - GDR                       96,454         709
Asustek Computer, Inc. - GDR                     110           1
Asustek Computer, Inc. - GDR (Regd)          159,840       2,062
Asustek Computer, Inc. 2000 Warrants (a)      47,000         521
China Steel Corp. - GDS (a)                   83,702       1,161
Compal Electronics, Inc. - GDR                43,994         607
D-Link Corp. - GDR (a)                        46,600         677
Evergreen Marine Corp. - GDR (a)              61,642         475
Far Eastern Textile, Ltd. - GDR (a)           89,000       1,780
Formosa Plastic Corp.
 2000 Warrants (a)                           115,700         241
Fubon Insurance Co., Ltd. - GDR               96,980         853
GigaMedia, Ltd. (a)                            9,300         223
Hon Hai Precision Industry Co.,
 Ltd. - GDR (a)                               90,340       2,530
Hon Hai Precision Industry Co.,
 Ltd. - GDR (a)                               17,000         468
Macronix International Co.,
 Ltd. - ADR                                   24,300         741
Powerchip Semiconductor
 Corp. - GDR (a)                              85,500       1,945
Siliconware Precision Industries
 Co. - GDR (a)                                35,670         473
Synnex Technology International Corp.
 (Regd) - GDR                                 71,560       1,896
Taiwan Semiconductor Manufacturing 2001
 Warrants (a)                                288,000       1,854
Taiwan Semiconductor Manufacturing Co.,
 Ltd. - ADR (a)                               93,452       4,889
Winbond Electronics
 Corp. - GDR (144A)(a)                        27,800         866
Windbond Electronics
 Corp. - GDR (a)                             100,000       3,114
Yageo Corp. - GDR                             70,200         572
                                                      ----------
                                                          34,475
                                                      ----------

THAILAND - 1.2%
Advanced Information Services
 (Alien Market)(a)                            18,000         211
Bangkok Bank PLC
 (Alien Market)(a)                           299,000         507
Delta Electronics (Thailand) PLC              37,000         383
Delta Electronics, Inc. 2000 Rights (a)        5,000          50
Hana Microelectronics PLC
 (Alien Market)                              145,000       1,089
Jasmine International PLC
 (Alien Market)(a)                           700,000         382
National Petrochemical PLC
 (Alien Market)                              410,000         469
PTT Exploration and Production PLC,
 Ltd. (Alien Market)                         242,000       1,227
Siam Cement Co. (Alien Market)(a)              7,000         162
Siam City Cement PLC (Alien Market)(a)        45,000         136
TelecomAsia (Alien Market)(a)                188,000         252
Thai Farmers Bank (Alien Market)(a)          436,700         458
                                                      ----------
                                                           5,326
                                                      ----------

                                                       Emerging Markets Fund  89

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                         Market
                                           Number        Value
                                             of          (000)
                                           Shares          $
                                         -----------   ---------
TURKEY - 6.7%
Akansa Cimento AS                          4,176,240          92
Akbank TAS                                47,538,650       1,069
Arcelik AS                                15,349,020       1,305
Brisa Bridgestone Sabanci Lastik San.
 Ve Tic AS                                 6,600,000         486
Dogan Sirketler Grubu Holding AS (a)      13,597,600         423
Dogan Yayin Holding AS (a)                20,383,700         492
EGE Biracilik Ve Malt Sanayii AS          18,255,600       1,642
Erciyas Biracilik ve Malt
 Sanayii AS (a)                            3,500,000         260
Eregli Demir ve Celik Fabrikalari
 TAS (a)                                   2,000,000         110
Haci Omer Sabanci Holding AS              29,797,452         482
Haci Omer Sabanci Holding
 AS - ADR                                    182,972         732
Hurriyet Gazetecilik ve
 Matbaacilik AS                           20,207,000         512
Koc Holding AS                             5,353,290       1,073
Migros                                     7,152,600       4,855
Sasa Suni ve Sentetik Elyaf Sanayii
 Anonim Sirketi                            5,000,000         186
Tupras                                    12,600,000         865
Turkiye Garanti Bankasi AS (a)           126,991,480       2,139
Turkiye Is Bankasi                        38,711,564       2,121
Vestel Elektronik Sanayi ve
 Ticaret AS (a)                            1,341,220         505
Yapi ve Kredi Bankasi AS                 297,478,456       9,487
                                                      ----------
                                                          28,836
                                                      ----------

UNITED KINGDOM - 0.7%
Genesis Smaller Companies Fund (a)           172,135       2,873
                                                      ----------

UNITED STATES - 0.5%
Amdocs, Ltd. (a)                               4,000         271
Comverse Technology, Inc. (a)                  3,640         325
IMPSAT Fiber Networks, Inc. (a)               11,000         172
Merrill Lynch & Co., Inc.
 2001 Warrants (a)                           153,000         985
Tricom SA - ADR (a)                           21,400         385
                                                      ----------
                                                           2,138
                                                      ----------

VENEZUELA - 0.3%
Companhia Anonima Nacional Telefonos de
 Venezuela - ADR                              31,446         912
Mavesa SA - ADR                              151,875         399
Siderurgica Venezolana "Sivensa"
 S.A.C.A. Class B - GDR (a)                   13,167          17
                                                      ----------
                                                           1,328
                                                      ----------

ZIMBABWE - 0.1%
Delta Corp.                                                  198
                                           1,010,343  ----------

TOTAL COMMON STOCKS
(cost $336,577)                                          364,954
                                                      ----------

PREFERRED STOCKS - 9.0%
ARGENTINA - 0.2%
Quilmes Industrial Quinsa
 Societe - ADR                               120,300       1,143
                                                      ----------
BRAZIL - 8.3%
Aracruz Celulose SA - ADR                      5,400         101
Banco Bradesco SA                        294,333,984       2,152
Banco do Estado de Sao Paulo              33,680,444       1,250
Banco Itau SA                             29,431,480       2,201
CIA Energetica De Minas Gerais            60,377,148         920
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar - ADR                    51,600       1,471
Companhia de Tecidos Norte de Minas (a)    1,492,066         112
Companhia Energetica de Minas
 Gerais - ADR                                 25,356         388
Companhia Paranaense de
 Energia - Copel                         140,282,000       1,037
Companhia Paranaense de Energia Copel
 Class B - ADR                                22,000         162
Companhia Siderurgica de
 Tubarao (a)                              31,000,000         433
Companhia Vale Do Rio
 Doce Series A                                73,300       1,815
Companmia Cervejaria Brahma                  927,000         673
Coteminas (Cia Tec)                        6,075,105         454
Eletropaulo Metropolitana-Electricidade
 de Sao Paulo SA                          17,910,000       1,032
Embratel Participacoes SA                 12,591,500         282
Embratel Participacoes SA - ADR               97,434       2,192
Gerdau SA                                  9,300,000         225
Itausa Investimentos Itau SA                 653,000         561
Marcopolo SA                                 521,000         750
Petroleo Brasileiro SA                    13,607,000       3,241
Tele Celular Sul Participacoes SA         48,438,300         190
Tele Centro Sul Participacoes SA          29,926,600         391
Tele Centro Sul Participacoes
 SA - ADR                                     29,900       1,906
Tele Norte Leste Participacoes SA         27,795,000         569
Tele Norte Leste Participacoes
 SA - ADR                                     70,442       1,255
Telecomunicacoes Brasileiras
 SA - ADR                                        900         106
Telemig Celular Participacoes SA          58,772,000         169
Telemig Celular SA Class C                    35,333           1

90  Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                         Market
                                           Number        Value
                                             of          (000)
                                           Shares          $
                                         -----------   ---------
Telesp Celular Participacoes SA          219,621,090       3,941
Telesp Celular Participacoes
 SA - ADR                                     16,000         706
Telesp Participacoes SA                   89,159,586       2,222
Uniao de Bancos Brasileiros
 SA (Units)                                7,100,000         346
Uniao de Bancos Brasileiros
 SA - GDR                                     18,800         469
Usinas Siderurgicas de Minas
 Gerais SA                                   291,100       1,217
Votorantim Celulose e Papel
 SA - ADR                                 20,700,000         616
                                                      ----------
                                                          35,556
                                                      ----------

RUSSIA - 0.2%
Lukoil Holding Oil Co. - ADR                  41,200         865
                                                      ----------

SOUTH KOREA - 0.3%
Samsung Electronic, Ltd.                       9,910       1,331
                                                      ----------

TOTAL PREFERRED STOCKS
(cost $35,330)                                            38,895
                                                      ----------

                                           PRINCIPAL
                                            AMOUNT
                                            (000)
                                              $
                                          ----------
LONG-TERM INVESTMENTS - 0.0%
UNITED STATES - 0.0%
Far Eastern Textile
 Zero Coupon due 01/26/05                         65          65
                                                      ----------

TOTAL LONG-TERM INVESTMENTS
(cost $65)                                                    65
                                                      ----------

SHORT-TERM INVESTMENTS - 5.6%
UNITED STATES - 5.6%
Frank Russell Investment Company Money
 Market Fund,                                             23,908
 due on demand (b)                            23,908      23,908
                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $23,908)                                            23,908
                                                      ----------

TOTAL INVESTMENTS - 99.4%
(identified cost $395,880)                               427,822

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                 2,360
                                                      ----------

NET ASSETS - 100.0%                                      430,182
                                                      ==========


(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
GDS  - Global Depositary Share
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
GRD - Greek drachma
ILS - Israeli shekel
KRW - South Korean won
MXN - Mexican peso
PHP - Philippine peso
THB - Thailand baht
TRL - Turkish lira
USD - United States dollar
ZAR - South African rand

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Funds  91

EMERGING MARKETS FUND

                                                      April 30, 2000 (Unaudited)

                                                    Market
                               % of                  Value
                               Net                   (000)
Industry Diversification      Assets                   $
                            ----------            ----------
Auto & Transportation             1.2%                 5,127
Consumer Discretionary            7.1                 30,457
Consumer Staples                  6.7                 28,625
Financial Services               19.3                 82,892
Health Care                       1.3                  5,794
Integrated Oils                   2.3                  9,760
Materials & Processing            9.9                 42,674
Miscellaneous                     2.7                 11,799
Other Energy                      3.8                 16,472
Producer Durables                 6.4                 27,323
Technology                       10.8                 46,548
Utilities                        22.3                 96,378
Short-Term Investments            5.6                 23,908
Long-Term Investments              --                     65
                            ----------            ----------

Total Investments                 99.4               427,822
Other Assets and
 Liabilites, net                   0.6                 2,360
                            ----------            ----------

Net Assets                       100.0%              430,182
                            ==========            ==========

                                                MARKET
                                   % OF         VALUE
                                   NET          (000)
GEOGRAPHIC DIVERSIFICATION        ASSETS          $
                                 --------     ---------
Africa                                6.2%       26,812
Europe                                7.1        30,691
Latin America                        28.2       121,407
Middle East                          16.5        70,830
Pacific Basin                        32.6       140,187
Other                                 3.2        13,922
Short-Term Investments                5.6        23,908
Long-Term Investments                  --            65
                                 --------     ---------

Total Investments                    99.4       427,822
Other Assets and Liabilities,
 net                                  0.6         2,360
                                 --------     ---------

Net Assets                          100.0%      430,182
                                 ========     =========

Foreign Currency Exchange Spot Contracts

                                                  UNREALIZED
 CONTRACTS TO      IN EXCHANGE                   APPRECIATION
   DELIVER             FOR          SETTLEMENT   (DEPRECIATION)
    (000)             (000)            DATE          (000)
 ------------    ----------------   ----------   --------------
 USD       72    BRL          129    05/02/00    $          (1)
 USD       53    BRL           97    05/03/00               --
 USD      316    GRD          115    05/02/00               (5)
 USD       61    GRD           23    05/02/00               --
 USD      134    GRD      148,370    05/01/00               --
 USD      107    MXN        1,008    05/02/00               --
 USD      103    MXN          975    05/02/00               --
 USD       12    PHP          500    05/02/00               --
 USD       31    THB        1,177    05/02/00               --
 USD       42    THB        1,593    05/02/00               --
 USD      310    TRL  189,200,000    05/01/00               --
 USD      266    ZAR        1,800    05/02/00               --
 ARS       25    USD           25    05/02/00               --
 ARS       13    USD           13    05/03/00               --
 BRL      136    USD           76    05/02/00               --
 BRL      469    USD          259    05/02/00               (1)
 BRL      626    USD          345    05/02/00               (2)
 ILS       52    USD           13    05/01/00               --
 ILS       67    USD           17    05/01/00               --
 KRW   53,371    USD           48    05/01/00               --
 KRW  147,727    USD          133    05/01/00               --
 KRW  130,804    USD          118    05/01/00               --
 MXN    1,159    USD          123    05/02/00               --
 PHP      773    USD           19    05/02/00               --
 PHP    2,345    USD           57    05/03/00               --
 ZAR      259    USD           38    05/02/00               --
 ZAR      228    USD           33    05/02/00               (1)
                                                 -------------

                                                 $         (10)
                                                 =============

See accompanying notes which are an integral part of the financial statements.


92  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $395,880).............     $ 427,822
Cash.........................................................           194
Foreign currency holdings (identified cost $4,740)...........         4,717
Receivables:
 Dividends...................................................         1,158
 Investments sold............................................         4,743
 Fund shares sold............................................         1,266
Prepaid expenses.............................................             5
                                                                  ---------
    Total assets.............................................       439,905

LIABILITIES
Payables:
 Investments purchased.........................     $ 8,304
 Fund shares redeemed..........................         546
 Accrued fees to affiliates....................         642
 Other accrued expenses........................         221
Unrealized depreciation on foreign currency
 exchange spot contracts.......................          10
                                                    -------
   Total liabilities.........................................         9,723
                                                                  ---------

NET ASSETS...................................................     $ 430,182
                                                                  =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment
 income........................................................   $  (4,688)
Accumulated net realized gain (loss)...........................     (50,368)
Unrealized appreciation (depreciation) on:
 Investments...................................................      31,942
 Foreign currency-related transactions.........................         (46)
Shares of beneficial interest..................................        375
Additional paid-in capital.....................................     452,967
                                                                  ---------

NET ASSETS.....................................................   $ 430,182
                                                                  =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,034,862 divided by 178,002 shares of $.01 par
 value shares of beneficial interest outstanding)..............   $   11.43
                                                                  =========

 Class E ($5,918,518 divided by 515,821 shares of $.01 par
 value shares of beneficial interest outstanding)..............   $   11.47
                                                                  =========

 Class S ($422,228,276 divided by 36,789,578 shares of $.01 par
 value shares of beneficial interest outstanding)..............   $   11.48
                                                                  =========

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 93

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in Thousands

                                                  Four Months Ended
                                                   April 30, 2000          Year Ended
                                                     (Unaudited)       December 31, 1999
                                                  -----------------    -----------------
INVESTMENT INCOME
 Dividends.....................................       $ 2,945              $   7,347
 Dividends from Money Market Fund..............           339                    894
 Less foreign taxes withheld...................          (261)                  (607)
                                                  -----------------    -----------------

   Total investment income.....................         3,023                  7,634
                                                  -----------------    -----------------
EXPENSES
 Advisory fees.................................         1,714                  4,046
 Administrative fees...........................            75                    177
 Custodian fees................................           492                  1,137
 Distribution fees - Class C...................             5                      4
 Transfer agent fees...........................           459                  1,161
 Professional fees.............................            24                     48
 Registration fees.............................            31                     95
 Shareholder servicing fees - Class C..........             2                      1
 Shareholder servicing fees - Class E..........             5                      8
 Trustees' fees................................             5                      6
 Miscellaneous.................................            31                     72
                                                  -----------------    -----------------
   Total expenses..............................         2,843                  6,755
                                                  -----------------    -----------------
Net investment income..........................           180                    879
                                                  -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments...................................        24,050                 (2,140)
 Foreign currency-related transactions.........          (297)                (2,085)
                                                  -----------------    -----------------
                                                       23,753                 (4,225)
                                                    -----------------    -----------------
Net change in unrealized appreciation
(depreciation) on:
 Investments...................................       (60,398)               153,342
 Foreign currency-related transactions.........           (35)                    (7)
                                                  -----------------    -----------------
                                                      (60,433)               153,335
                                                  -----------------    -----------------
Net realized and unrealized gain (loss).........      (36,680)               149,110
                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS......................................    $ (36,500)              $149,989
                                                  =================    =================

  See accompanying notes which are an integral part of the financial statements.


94  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                   FOUR MONTHS ENDED
                                    APRIL 30, 2000        YEAR ENDED          YEAR ENDED
                                      (UNAUDITED)      DECEMBER 31, 1999   DECEMBER 31, 1998
                                   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income............     $      180           $     879          $    4,050
 Net realized gain (loss).........         23,753              (4,225)            (57,573)
 Net change in unrealized
 appreciation (depreciation)......        (60,433)            153,335             (57,066)
                                     -----------------   -----------------   -----------------

   Net increase (decrease) in net
   assets from operations.........        (36,500)            149,989            (110,589)
                                     -----------------   -----------------   -----------------

DISTRIBUTIONS
 From net investment income
   Class C........................             (3)                 --                  --
   Class E........................            (22)                (16)                 --
   Class S........................         (2,029)             (3,161)             (2,472)
                                     -----------------   -----------------   -----------------
     Net decrease in net assets
     from distributions...........         (2,054)             (3,177)             (2,472)
                                     -----------------   -----------------   -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net
 assets from share transactions...         29,997              (2,461)             74,397
                                     -----------------   -----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN
NET ASSETS........................         (8,557)            144,351             (38,664)

NET ASSETS
 Beginning of period..............        438,739             294,388             333,052
                                     -----------------   -----------------   -----------------

 End of period (including
  accumulated distributions in
  excess of net investment income
  of $4,688 and $2,814, and
  undistributed net investment
  income of $495, respectively)...      $ 430,182           $ 438,739           $ 294,388
                                     =================   =================   =================

   See accompanying notes which are an integral part of the financial statments.

                                                        Emerging Markets Fund 95

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2000*      1999*
                                                            -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $12.47     $ 8.07
                                                            -------    -------

INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . .     (.03)      (.12)
 Net realized and unrealized gain (loss) . . . . . . . . .     (.99)      4.57
                                                            ------ -   -------

   Total income from operations. . . . . . . . . . . . . .    (1.02)      4.45
                                                            -------    -------
DISTRIBUTION
 From net investment income. . . . . . . . . . . . . . . .     (.02)      (.05)
                                                            -------    -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $11.43     $12.47
                                                            =======    =======

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . .    (8.20)     55.43

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . .    2,035      1,631

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . .     2.89       2.91
   Net investment income (loss). . . . . . . . . . . . . .     (.80)     (1.23)

 Portfolio turnover rate (%) . . . . . . . . . . . . . . .    28.17      94.85

 *  For the four months ended April 30, 2000 (Unaudited).
** For the period January 27, 1999 (commencement of operations) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

96 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 Years Ended
                                                                 December 31,
                                                             ------------------
                                                    2000*      1999      1998**
                                                  --------   --------   -------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .  $  12.51   $   8.48   $  7.37
                                                  --------   --------   -------

INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . .      (.01)      (.04)     (.02)
 Net realized and unrealized gain (loss) . . . .      (.99)      4.14      1.13
                                                  --------   --------   -------

   Total income from operations  . . . . . . . .     (1.00)      4.10      1.11
                                                  --------   --------   -------

DISTRIBUTIONS
 From net investment income  . . . . . . . . . .      (.04)      (.07)       --
                                                  --------   --------   -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .  $  11.47   $  12.51   $  8.48
                                                  ========   ========   =======


TOTAL RETURN (%)(b)  . . . . . . . . . . . . . .     (8.01)     48.71     15.06

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  . . .     5,919      6,314        39

 Ratios to average net assets (%)(c)(d):
   Operating expenses  . . . . . . . . . . . . .      2.14       2.17        --
   Net investment income (loss)  . . . . . . . .      (.15)      (.40)       --

 Portfolio turnover rate (%) . . . . . . . . . .     28.17      94.85     59.35


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.





                                                        Emerging Markets Fund 97

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          Year Ended December 31,
                                           ------------------------------------------------------
                                  2000*      1999       1998         1997       1996       1995
                                --------   --------    --------    --------   --------   --------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . .   $  12.52   $   8.48    $  11.79    $  12.35   $  11.16   $  12.25
                                --------   --------    --------    --------   --------   --------
INCOME FROM OPERATIONS
 Net investment income(a) . .        .01        .03         .12         .14        .10        .11
 Net realized and unrealized
   gain (loss)  . . . . . . .       (.99)      4.10       (3.35)       (.56)      1.26      (1.12)
                                --------   --------    --------    --------   --------   --------
   Total income from
     operations . . . . . . .       (.98)      4.13       (3.23)       (.42)      1.36      (1.01)
                                --------   --------    --------    --------   --------   --------

DISTRIBUTIONS
 From net investment
   income . . . . . . . . . .       (.06)      (.09)       (.08)       (.14)      (.17)      (.05)
 From net realized gain . . .         --         --          --          --         --       (.03)
                                --------   --------    --------    --------   --------   --------
   Total distributions  . . .       (.06)      (.09)       (.08)       (.14)      (.17)      (.08)
                                --------   --------    --------    --------   --------   --------

NET ASSET VALUE, END OF
  PERIOD  . . . . . . . . . .     $11.48     $12.52       $8.48      $11.79     $12.35     $11.16
                                ========   ========    ========    ========   ========   ========

TOTAL RETURN (%)(b)(d)  . . .      (7.97)     49.03      (27.57)      (3.45)     12.26      (8.21)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   (in thousands) . . . . . .    422,228    430,794     294,349     333,052    271,490    172,673

 Ratios to average net assets
   (%)(c)(d):
   Operating expenses,
     net  . . . . . . . . . .       1.89       1.91        1.75        1.64       1.71       1.75
   Operating expenses,
     gross  . . . . . . . . .       1.89       1.91        1.75        1.64       1.72       1.80
   Net investment income  . .        .13        .26        1.20         .87        .77        .88

 Portfolio turnover rate (%).      28.17      94.85       59.35       50.60      34.62      71.16

 *  For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

98 Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)


                                                      MARKET
                                        NUMBER        VALUE
                                          OF          (000)
                                        SHARES          $
                                        --------     --------

COMMON STOCKS (b) - 96.9%
APARTMENT - 26.3%
Amli Residential Properties Trust        267,500       6,086
Apartment Investment & Management Co.
 Class A                                 755,115      30,016
Archstone Communities Trust              324,024       7,007
Avalonbay Communities, Inc.              899,330      35,186
Brookfield Properties Corp.              340,600       4,470
Camden Property Trust                    176,029       4,995
Equity Residential Properties Trust      695,288      31,636
Essex Property Trust, Inc.               323,000      12,476
Post Properties, Inc.                    397,546      16,697
Smith (Charles E.) Residential
 Realty, Inc.                            450,150      16,965
Summit Properties, Inc.                  137,100       2,733
Sun Communities, Inc.                     58,800       1,948
                                                  ----------
                                                     170,215
                                                  ----------

HEALTH CARE - 4.5%
Health Care Property Investors, Inc.     487,200      13,581
Manor Care, Inc. (a)                     483,000       5,766
Nationwide Health Properties, Inc.       718,200       9,516
                                                  ----------
                                                      28,863
                                                  ----------

HOTELS/LEISURE - 7.0%
Golf Trust of America, Inc.               44,200         763
Hospitality Properties Trust             220,100       4,897
Host Marriott Corp.                      510,400       5,455
Starwood Hotels & Resorts Worldwide,
 Inc.                                  1,207,400      34,335
                                                  ----------
                                                      45,450
                                                  ----------

LEASING - 0.9%
Entertainment Properties Trust            41,300         563
Franchise Finance Corp. of America        79,500       1,888
MeriStar Hospitality Corp.               182,900       3,612
                                                  ----------
                                                       6,063
                                                  ----------

OFFICE/INDUSTRIAL - 38.6%
AMB Property Corp.                       567,500      12,521
Arden Realty Group, Inc.               1,012,250      22,523
Boston Properties, Inc.                  481,850      16,805
Cabot Industrial Trust                    78,300       1,507
CarrAmerica Realty Corp.                 140,400       3,335
Cornerstone Properties, Inc.             405,600       7,402
Cousins Properties, Inc.                  97,600       3,831
Crescent Operating, Inc. (a)              26,300          45
Crescent Real Estate Equities, Inc.      441,400       7,559
Duke Realty Investments, Inc.            340,719       7,389
Equity Office Properties Trust         1,519,048      41,299
Frontline Capital Group (a)              238,600       4,086
Highwoods Properties, Inc.               437,500       9,926
Kilroy Realty Corp.                      182,600       4,405
Liberty Property Trust                   452,200      11,192
Mack-Cali Realty Corp.                   613,900      15,808
Prentiss Properties Trust                504,100      11,972
ProLogis Trust                           803,818      15,825
PS Business Parks, Inc.                  176,100       3,918
Reckson Associates Realty Corp.          597,400      11,985
SL Green Realty Corp.                    333,600       8,569
Spieker Properties, Inc.                 590,000      26,144
Trizec Hahn Corp.                        142,000       2,308
                                                  ----------
                                                     250,354
                                                  ----------

OUTLET CENTERS - 0.4%
Chelsea GCA Realty, Inc.                               2,881
                                          88,300  ----------

REGIONAL MALLS - 8.3%
General Growth Properties, Inc.          364,500      11,983
Macerich Co. (The)                       397,900       9,226
Rouse Co. (The)                          227,100       5,323
Simon Property Group, Inc.               624,350      15,843
Taubman Centers, Inc.                    214,300       2,558
Urban Shopping Centers, Inc.             268,500       8,659
                                                  ----------
                                                      53,592
                                                  ----------

SELF STORAGE - 2.6%
Public Storage, Inc.                     652,756      14,605
Shurgard Storage Centers, Inc.
 Class A                                  88,900       2,328
                                                  ----------
                                                      16,933
                                                  ----------

SHOPPING CENTER - 8.3%
Bradley Real Estate, Inc.                163,900       2,960
Federal Realty Investment Trust          343,000       7,289
Glimcher Realty Trust                     39,600         545
Kimco Realty Corp.                       253,800      10,104
Philips International Realty Corp.        86,800       1,427
Regency Realty Corp.                     120,300       2,662
Vornado Realty Trust                     838,100      28,914
                                                  ----------
                                                      53,901
                                                  ----------

TOTAL COMMON STOCKS
(cost $601,770)                                      628,252
                                                  ----------



100  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                      April 30, 2000 (Unaudited)


                                                       MARKET
                                           NUMBER      VALUE
                                             OF        (000)
                                           SHARES        $
                                          --------    --------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (c)                          29,882      29,882
                                                     ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $29,882)                                          29,882
                                                     ---------

TOTAL INVESTMENTS - 101.5%
(identified cost $631,652)                             658,134

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                            (9,589)
                                                     ---------

                                                       648,545
NET ASSETS - 100.0%                                  =========


(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
      Brookfield Properties Corp.
      Crescent Operating, Inc.
      Host Marriot Corp.
      Manor Care, Inc.
      Rouse Co. (The)
      Starwood Hotels & Resorts Worldwide, Inc.
      Trizec Hahn Corp.
(c) At amortized cost, which approximates market.


  See accompanying notes which are an integral part of the financial statements.


                                                 Real Estate Securities Fund 101

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $631,652) ......................................    $ 658,134
Cash ..................................................................................          147
Receivables:
 Dividends ............................................................................          949
 Investments sold .....................................................................        2,900
 Fund shares sold .....................................................................          941
Prepaid expenses ......................................................................            9
                                                                                           ---------

   Total assets .......................................................................      663,080

LIABILITIES
Payables:
 Investments purchased ...................................................    $  12,805
 Fund shares redeemed ....................................................        1,072
 Accrued fees to affiliates ..............................................          605
 Other accrued expenses ..................................................           53
                                                                              ---------

   Total liabilities ..................................................................       14,535
                                                                                           ---------

NET ASSETS ............................................................................    $ 648,545
                                                                                           =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ..........................    $  (4,784)
Accumulated net realized gain (loss) ..................................................      (36,847)
Unrealized appreciation (depreciation) on investments .................................       26,482
Shares of beneficial interest .........................................................          267
Additional paid-in capital ............................................................      663,427
                                                                                           ---------

NET ASSETS ............................................................................    $ 648,545
                                                                                           =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($2,419,196 divided by 100,732 shares of $.01 par value
   shares of beneficial interest outstanding) .........................................    $   24.02
                                                                                           =========
 Class E ($8,008,124 divided by 331,638 shares of $.01 par value
   shares of beneficial interest outstanding) .........................................    $   24.15
                                                                                           =========
 Class S ($638,117,853 divided by 26,279,112 shares of $.01 par value
   shares of beneficial interest outstanding) .........................................    $   24.28
                                                                                           =========

See accompanying notes which are an integral part of the financial statements.

102  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                                                        FOUR MONTHS ENDED
                                                                          APRIL 30, 2000       YEAR ENDED
                                                                            (UNAUDITED)     DECEMBER 31, 1999
                                                                        -----------------   -----------------
INVESTMENT INCOME
 Dividends .............................................................      $ 10,990           $ 38,576
 Dividends from Money Market Fund ......................................           671              1,751
 Interest ..............................................................            --                  2
                                                                              --------           --------

   Total investment income .............................................        11,661             40,329

EXPENSES
 Advisory fees .........................................................         1,619              4,886
 Administrative fees ...................................................           102                308
 Custodian fees ........................................................            76                250
 Distribution fees .....................................................             5                  6
 Transfer agent fees ...................................................           449              1,339
 Professional fees .....................................................            16                 28
 Registration fees .....................................................            35                123
 Shareholder servicing fees - Class C ..................................             2                  2
 Shareholder servicing fees - Class E ..................................             6                 11
 Trustees' fees ........................................................             6                  7
 Miscellaneous .........................................................            24                 71
                                                                              --------           --------

   Total expenses ......................................................         2,340              7,031
                                                                              --------           --------

Net investment income ..................................................         9,321             33,298
                                                                              --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ................................       (12,125)           (22,242)
Net change in unrealized appreciation (depreciation) on investments ....        48,902            (10,653)
                                                                              --------           --------

Net realized and unrealized gain (loss) ................................        36,777            (32,895)
                                                                              --------           --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................      $ 46,098           $    403
                                                                              ========           ========

  See accompanying notes which are an integral part of the financial statements.


                                                Real Estate Securities Fund  103

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          FOUR MONTHS ENDED
                                                                           APRIL 30, 2000       YEAR ENDED           YEAR ENDED
                                                                             (UNAUDITED)     DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                          ----------------   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...............................................        $   9,321           $  33,298           $  30,253
 Net realized gain (loss) ............................................          (12,125)            (22,242)             (1,281)
 Net change in unrealized
 appreciation (depreciation) .........................................           48,902             (10,653)           (137,901)
                                                                              ---------           ---------           ---------

   Net increase (decrease) in net assets from operations .............           46,098                 403            (108,929)
                                                                              ---------           ---------           ---------

DISTRIBUTIONS
 From net investment income
   Class C ...........................................................              (27)                (67)                 --
   Class E ...........................................................             (100)               (358)                (26)
   Class S ...........................................................           (7,696)            (42,467)            (26,915)
 From net realized gain
   Class E ...........................................................               --                  --                  (7)
   Class S ...........................................................               --                  --              (9,488)
                                                                              ---------           ---------           ---------

     Net decrease in net assets from distributions ...................           (7,823)            (42,892)            (36,436)
                                                                              ---------           ---------           ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions .......           12,065              63,525             106,663
                                                                              ---------           ---------           ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................           50,340              21,036             (38,702)

NET ASSETS
 Beginning of period .................................................          598,205             577,169             615,871
                                                                              ---------           ---------           ---------
 End of period (including accumulated distributions in excess of net investment income of $4,784 and $6,282, and undistributed
   net investment income of $3,312, respectively) ....................        $ 648,545           $ 598,205           $ 577,169
                                                                              =========           =========           =========

See accompanying notes which are an integral part of the financial statements.

104  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                            2000*       1999**
                                                          ---------    --------

NET ASSET VALUE, BEGINNING OF PERIOD .................    $  22.69     $  24.13
                                                          ---------    --------

INCOME FROM OPERATIONS
 Net investment income (a) ...........................         .28         1.08
 Net realized and unrealized gain (loss) .............        1.34        (1.06)
                                                          ---------    --------

   Total income from operations ......................        1.62          .02
                                                          ---------    --------

DISTRIBUTIONS
 From net investment income ..........................        (.29)       (1.46)
                                                          ---------    --------

NET ASSET VALUE, END OF PERIOD .......................    $  24.02     $  22.69
                                                          ========     ========

TOTAL RETURN (%)(b) ..................................        7.19          .19

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ............       2,419        1,771

 Ratios to average net assets (%)(c):
   Operating expenses ................................        2.14         2.14
   Net investment income .............................        3.64         5.12

 Portfolio turnover rate (%) .........................       32.96        42.69

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are annualized.
(c)  The ratios for periods less than one year are not annualized.

                                                Real Estate Securities Fund  105

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------
                                                      2000*            1999           1998            1997            1996**
                                                    ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD ......         $   22.76       $   24.27       $   31.02       $   29.18       $   26.67
                                                    ---------       ---------       ---------       ---------       ---------

INCOME FROM OPERATIONS
 Net investment income (a) ................               .33            1.28            1.26            1.14             .24
 Net realized and unrealized gain (loss) ..              1.36           (1.24)          (6.12)           3.95            3.85
                                                    ---------       ---------       ---------       ---------       ---------

   Total income from operations ...........              1.69             .04           (4.86)           5.09            4.09
                                                    ---------       ---------       ---------       ---------       ---------

DISTRIBUTIONS
 From net investment income ...............              (.30)          (1.55)          (1.43)          (1.04)           (.32)
 From net realized gain ...................                --              --            (.46)          (2.21)          (1.26)
                                                    ---------       ---------       ---------       ---------       ---------

   Total distributions ....................              (.30)          (1.55)          (1.89)          (3.25)          (1.58)
                                                    ---------       ---------       ---------       ---------       ---------

NET ASSET VALUE, END OF PERIOD ............         $   24.15       $   22.76       $   24.27       $   31.02       $   29.18
                                                    =========       =========       =========       =========       =========

TOTAL RETURN (%)(b) .......................              7.49             .30          (16.25)          18.20           15.75

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)..             8,008           7,134             843             388             101

 Ratios to average net assets (%)(c):
   Operating expenses .....................              1.39            1.39            1.47            1.71            1.77
   Net investment income ..................              4.35            5.42            4.90            3.94            5.31

 Portfolio turnover rate (%) ..............             32.96           42.69           42.58           49.40           51.75

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

106  Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                                  2000*         1999          1998          1997          1996          1995
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....      $    22.86    $    24.44    $    30.86    $    29.19    $    23.51    $    22.53
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
 Net investment income (a) ..............             .35          1.30          1.34          1.36          1.39          1.32
 Net realized and unrealized gain (loss)             1.36         (1.20)        (6.13)         3.93          6.89          1.03
                                               ----------    ----------    ----------    ----------    ----------    ----------

   Total income from operations .........            1.71           .10         (4.79)         5.29          8.28          2.35
                                               ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
 From net investment income .............            (.29)        (1.68)        (1.17)        (1.41)        (1.34)        (1.35)
 From net realized gain .................              --            --          (.46)        (2.21)        (1.26)         (.02)
                                               ----------    ----------    ----------    ----------    ----------    ----------

   Total distributions ..................            (.29)        (1.68)        (1.63)        (3.62)        (2.60)        (1.37)
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD ..........      $    24.28    $    22.86    $    24.44    $    30.86    $    29.19    $    23.51
                                               ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b) .....................            7.56           .55        (15.94)        18.99         36.81         10.87

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)         638,118       589,300       576,326       615,483       445,619       290,990

 Ratios to average net assets (%)(c):
   Operating expenses ...................            1.14          1.14          1.05          1.02          1.04          1.04
   Net investment income ................            4.58          5.41          4.93          4.57          5.64          6.10

 Portfolio turnover rate (%) ............           32.96         42.69         42.58         49.40         51.75         23.49

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                Real Estate Securities Fund  107

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                        PRINCIPAL      MARKET
                                         AMOUNT        VALUE
                                         (000)         (000)
                                           $             $
                                        ---------      ------
LONG-TERM INVESTMENTS - 94.0%
ASSET-BACKED SECURITIES - 31.1%
ABFS Equipment Contract Trust
 Series 1998-A Class A
 6.100% due 10/15/05                       388            380
American Express Credit Account
 Master Trust
 Series 1996-1, Class A
 6.800% due 12/15/03                     4,960          4,937
 Series 1997-1, Class A
 6.400% due 04/15/05                     7,500          7,355
Arcadia Automobile Receivables Trust
 Series 1997-C Class A5
 6.550% due 06/15/05                     1,280          1,261
Banc One Auto Grantor Trust
 Series 1997-A, Class A
 6.270% due 11/20/03                     1,509          1,503
Barnett Auto Trust
 Series 1997-A Class A3
 6.030% due 11/15/01                       213            212
Boston Edison Co.
 Series 1999-1 Class A2
 6.450% due 09/15/05                     8,000          7,780
California Infrastructure PG&E
 Series 1997-1 Class A3
 6.150% due 06/25/02                        94             94
Capital Auto Receivables
 Asset Trust
 Series 2000-1 Class A4
 7.000% due 01/17/05                     1,225          1,220
Captec Franchise Trust
 Series 1999-1 Class A1
 6.504% due 05/25/05 (a)                 1,309          1,269
Case Equipment Loan Trust
 Series 1997-B, Class C
 6.410% due 09/15/04                        69             69
Chase Manhattan Auto Owner Trust
 Series 1998-B Class A4
 5.800% due 02/17/03                     2,000          1,964
Chase Manhattan Credit Card
 Master Trust
 Series 1996-3 Class A
 7.040% due 02/15/05                    11,000         10,962
Chevy Chase Auto Receivables Trust
 Series 1997-1, Class A
 6.500% due 10/15/03                       600            599
 Series 1997-2, Class A
 6.350% due 01/15/04                       200            199
 Series 1997-3, Class A
 6.200% due 03/20/04 (a)                   418            415
Citibank Credit Card Master Trust I
 Series 1997-2 Class A
 6.550% due 02/15/04                    11,500         11,342
Copelco Capital Funding Corp.
 Series 1997-A, Class A3
 6.270% due 04/20/05                       125            125
 Series 1999-A Class A2
 5.500% due 03/15/01                       940            938
 Series 1999-A Class A3
 5.665% due 03/15/02                       750            743
 Series 1999-A Class A5
 5.950% due 06/15/04                     1,250          1,197
 Series 1999-B Class A3
 6.610% due 12/18/02                       850            845
Delta Funding Home Equity
 Loan Trust
 Series 1998-1 Class A2A
 6.089% due 05/25/30 (a)                   150            150
Discover Card Master Trust I
 Series 1996-4 Class A
 6.505% due 10/16/13 (a)                 1,300          1,304
 Series 1998-7 Class A
 5.600% due 05/15/06                     2,000          1,889
 Series 1999-1 Class B
 5.550% due 08/15/04 (a)                   650            627
First Security Auto Grantor Trust
 Series 1997-A, Class A
 6.300% due 08/15/03                       240            239
First Security Automobile
 Owner Trust
 Series 1999-2 Class A3
 6.000% due 10/15/03                     1,750          1,738
FMAC Loan Receivables Trust
 Series 1998-CA Class A1
 5.990% due 11/15/04                       661            631
Ford Credit Automobile
 Owner Trust
 Series 1997-B Class B
 6.400% due 05/15/02                       825            816
 Series 1999-B Class A4
 5.800% due 06/15/02                     1,225          1,211
 Series 1999-C Class A4
 6.080% due 09/16/02                     4,675          4,617
 Series 1999-D Class A4
 6.400% due 10/15/02                     1,100          1,086
 Series 2000-A Class A3
 6.820% due 06/17/02                     1,600          1,597
Franchise Loan Trust
 Series 1998-I Class A1
 6.240% due 07/15/04                       601            581

108 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)


                                     PRINCIPAL        MARKET
                                      AMOUNT          VALUE
                                       (000)          (000)
                                         $              $
                                    -----------      --------
Green Tree Financial Corp.
 Series 1995-9 Class A5
 6.800% due 01/15/26 (a)                 1,300          1,288
 Series 1998-1, Class A3
 5.950% due 11/01/29                     1,250          1,239
 Series 1998-6 Class A2
 5.910% due 01/01/07                       207            207
Honda Automobile Lease Trust
 Series 1999-A Class A3
 6.100% due 01/15/02                     3,500          3,480
Huntington Auto Trust
 Series 2000-A Class A3
 7.330% due 07/15/04                     2,200          2,204
IMC Home Equity Loan Trust
 Series 1998-1 Class A3
 6.410% due 04/20/18                     1,050          1,038
MBNA Master Credit Card Trust
 Series-F Class A
 6.600% due 11/15/04                    10,000          9,863
Mellon Auto Grantor Trust
 Series 2000-1 Class A
 7.180% due 10/15/06                     1,630          1,631
NationsBank Credit Card Master Trust
 Series 1993-2 Class A
 6.000% due 12/15/05                     8,400          8,051
Navistar Financial Corp. Owner Trust
 Series 1999-A Class A3
 5.950% due 04/15/03                     1,675          1,653
Newcourt Equipment Trust Securities
 Series 1998-1 Class A3
 5.240% due 12/20/02                     1,014          1,002
 Series 1998-2 Class A3
 5.450% due 10/15/02                       475            471
Nissan Automobile Receivables Owner
 Trust
 Series 1999-A Class A3
 6.470% due 09/15/03                     1,025          1,011
NPF VI Inc.
 Series 1998-1A, Class A
 6.220% due 06/01/02                     1,000            988
Olympic Automobile Receivables Trust
 Series 1996-D Class CTFS
 6.125% due 04/15/02                     2,055          2,017
PBG Equipment Trust
 Series 1A Class A
 6.270% due 01/20/12                       896            863
Pegasus Aviation Lease Securitization
 Series 2000-1 Class A1
 6.721% due 03/25/15 (a)                   708            708
PNC Student Loan Trust I
 Series 1997-2 Class A3
 6.314% due 01/25/01                     2,066          2,064
Premier Automobile Trust
 Series 1999-1 Class A3
 5.690% due 11/08/02                     8,500          8,388
 Series 1999-3 Class A4
 6.430% due 03/08/04 (a)                 1,600          1,566
Ryder Vehicle Lease Trust
 Series 1998-A, Class A
 6.100% due 09/15/08 (a)                   532            522
 Series 1999-A Class A4
 6.890% due 04/15/05                     1,100          1,086
Sears Credit Account Master Trust
 Series 1995-2 Class A
 8.100% due 06/15/04                     1,613          1,621
 Series 1998-1 Class A
 5.800% due 08/15/05                     1,500          1,487
 Series 1999-2 Class A
 6.350% due 02/16/07                     1,400          1,366
Sears Credit Account Master Trust II
 Series 1996-4 Class A
 6.450% due 10/16/06                     5,000          4,944
Team Fleet Financing Corp.
 Series 1998-2A Class A
 6.070% due 07/25/02                     1,625          1,601
The Money Store Auto Grantor Trust
 Series 1997-4, Class A2
 6.350% due 03/20/04                        28             28
The Money Store Small Business
 Administration Loan Trust
 Series 1996-2 Class A
 6.277% due 04/15/24 (a)                   697            692
 Series 1997-1 Class A
 6.211% due 01/15/25 (a)                   996            989
 Series 1997-1 Class B
 6.688% due 01/15/25 (a)                   664            660
UCFC Home Equity Loan
 Series 1993-B1 Class A-1
 6.075% due 07/25/14                        36             35
USAA Automobile Loan
 Grantor Trust
 Series 1999-1 Class A
 6.100% due 02/15/06 (a)                 1,749          1,727
Wilshire Funding Corp.
 Series 1998-WFC2 Class A3
 7.000% due 12/28/37                       705            695

                                                        Short Term Bond Fund 109

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                      PRINCIPAL       MARKET
                                       AMOUNT         VALUE
                                        (000)         (000)
                                          $             $
                                      -----------     --------
World Omni Automobile
 Lease Securitization Trust
 Series 1999-A Class A1
 6.254% due 02/15/02 (a)                 1,600          1,600
 Series 1997-A, Class A4
 6.900% due 06/25/03                     2,123          2,118
                                                     --------
                                                      142,798
                                                     --------

CORPORATE BONDS AND NOTES - 42.5%
Aerofreighter Finance Trust
 7.850% due 10/30/09                       630           627
Aristar, Inc.
 6.125% due 12/01/00                     1,225         1,218
Associates Corp. of North America
 5.875% due 07/15/02                     9,500         9,176
 6.500% due 07/15/02                     2,700         2,642
 5.750% due 11/01/03                     1,000           943
AT&T Capital Corp.
 6.250% due 05/15/01                     1,750         1,729
Avon Energy Partners Holdings
 6.730% due 12/11/02                       310           303
Banco De Latinoamerica
 6.500% due 04/02/01                     2,200         2,184
Bank of America Corp.
 Series H
 7.350% due 04/03/02                    11,300        11,278
Bank One Corp.
 6.400% due 08/01/02                     2,725         2,659
Bear Stearns Co., Inc.
 9.375% due 06/01/01                     2,000         2,039
Business Loan Center, Inc.
 Series 1998-1A
 6.750% due 04/02/05                     1,100         1,101
Carramerica Realty Corp.
 6.625% due 10/01/00                     1,575         1,564
Chase Manhattan Corp.
 10.125% due 11/01/00                    2,009         2,041
CIT Group Holdings, Inc.
 6.125% due 12/15/00                     8,100         8,050
CIT Group, Inc.
 6.500% due 06/14/02                     3,800         3,724
Coca-Cola Put Asset Trust
 6.000% due 03/15/01                     1,950         1,927
Comdisco, Inc.
 6.000% due 01/30/02                     2,000         1,933
Conseco, Inc.
 6.400% due 06/15/01                     1,850         1,314
Cox Communications, Inc.
 7.000% due 08/15/01                     2,000         1,984
DaimlerChrysler North America
 Holding Corp.
 7.125% due 03/01/02                    12,000        11,933
 6.380% due 08/23/02 (a)                 2,250         2,256
Donaldson, Lufkin & Jenrette, Inc.
 5.875% due 04/01/02                     1,150         1,109
El Paso Energy Corp.
 12.000% due 12/15/00                    1,925         1,955
 Series B
 6.625% due 07/15/01                     1,050         1,037
Enron Corp.
 6.450% due 11/15/01                     1,825         1,792
ERAC USA Finance Co.
 6.375% due 05/15/03                     1,900         1,825
Finova Capital Corp.
 6.625% due 09/15/01                     2,000         1,934
First Bank South Dakota
 6.200% due 12/20/00 (a)                   500           500
Firstar Corp.
 6.500% due 07/15/02                     3,145         3,081
Fleet Credit Card, LLC
 6.450% due 10/30/00                       250           249
Ford Motor Credit Corp.
 7.250% due 01/15/03                    12,000        11,868
 6.700% due 07/16/04                     1,600         1,539
Franchise Finance Corp.
 7.000% due 11/30/00                     1,575         1,567
General Electric Capital Corp.
 5.430% due 02/25/02                     4,000         3,873
 Series A
 5.180% due 02/01/02                     2,380         2,291
 6.520% due 10/08/02                     2,500         2,455
 5.880% due 05/19/03                     5,500         5,283
General Motors Acceptance Corp.
 5.350% due 04/16/01                    12,000        11,793
 6.850% due 04/17/01                       750           747
 8.500% due 01/01/03                     1,500         1,528
Hertz Corp.
 6.625% due 07/15/00                       900           899
Household Finance Corp.
 6.125% due 07/15/02 (a)                   450           436
IBM Credit Corp.
 6.450% due 11/12/02                     1,300         1,273
IMC Global, Inc.
 6.625% due 10/15/01                       500           489
International Lease Finance Corp.
 8.875% due 04/15/01                     1,500         1,521
 5.625% due 05/01/02                     1,000           966
Lehman Brothers Holdings, Inc.
 Series F
 7.000% due 05/15/03                     1,000           977

Short Term Bond Fund 110

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
                                       (000)         (000)
                                         $             $
                                    -----------     --------
MBNA Corp.
 Series B
 6.500% due 09/15/00                     1,375         1,368
Metropolitan Life Insurance Co.
 6.300% due 11/01/03                       730           702
Midlantic Corp.
 9.200% due 08/01/01                     1,123         1,144
Morgan Stanley Dean Witter & Co.
 7.125% due 01/15/03                       935           925
 5.625% due 01/20/04                     1,750         1,641
Nabisco, Inc.
 6.000% due 02/15/01                       415           404
National Westminster Bank PLC
 9.450% due 05/01/01                     5,500         5,619
NationsBank Corp.
 8.125% due 06/15/02                     2,750         2,781
News America Holdings, Inc.
 7.450% due 06/01/00                       775           775
Norwest Financial, Inc.
 6.375% due 09/15/02                     1,000           978
Panamsat Corp.
 6.000% due 01/15/03                     1,100         1,037
Paramount Communications, Inc.
 7.500% due 01/15/02                       875           869
Popular North America, Inc.
 Series D
 6.875% due 06/15/01                     1,100         1,089
Procter & Gamble
 9.625% due 01/14/01                     6,920         7,022
Salomon Smith Barney
 Holdings, Inc.
 6.625% due 07/01/02                        75            74
 6.500% due 10/15/02                       300           293
Salomon, Inc.
 7.750% due 05/15/00                     1,000           999
Sears Roebuck Acceptance Corp.
 Series II
 6.690% due 04/30/01                     1,800         1,788
 Series III
 6.820% due 10/17/02                     6,000         5,909
Suntrust Banks, Inc.
 8.250% due 07/15/02                     1,825         1,842
Tele-Communications, Inc.
 8.250% due 01/15/03                     2,000         2,046
Textron, Inc.
 6.750% due 09/15/02                    11,000        10,796
US Bank National Association
 Minnesota
 6.350% due 09/28/01                     2,000         1,972
US West Capital Funding, Inc.
 6.875% due 08/15/01                     1,230         1,220
Wal-Mart Stores, Inc.
 6.150% due 08/10/01                     2,300         2,271
Waste Management, Inc.
 7.100% due 08/01/26                     1,175         1,065
Wells Fargo Co.
 6.500% due 09/03/02                     1,500         1,467
WHX Corp.
 9.375% due 11/15/03                     1,700         1,759
                                                    --------
                                                     195,467
                                                    --------

EURODOLLAR BONDS - 2.7%
American Express Travel
 6.410% due 10/24/01 (a)                 1,500         1,497
Argentina, Republic of
 Series B
 Zero Coupon due 04/15/01                1,500         1,380
Diageo Capital PLC
 6.625% due 06/24/04                       545           527
Lehman Brothers Holdings, Inc.
 6.089% due 06/10/03 (a)                 2,278         2,238
Ontario, Province of
 7.375% due 01/27/03                     5,000         5,002
St. George Bank, Ltd.
 Series E
 6.235% due 11/29/01 (a)                 2,000         1,998
                                                    --------
                                                      12,642
                                                    --------

MORTGAGE-BACKED SECURITIES - 10.5%
Asset Securitization Corp.
 Series 1997-D5 Class A1A
 6.500% due 02/14/41                       839           823
Bank One Mortgage-backed
 Pass-through
 Series 2000-2 Class 4A
 6.612% due 03/15/30 (a)                 1,141         1,117
Bayview Financial Acquisition Trust
 Series 1998-1, Class A1
 7.010% due 05/25/29                       880           858
Bear Stearns Mortgage
 Securities, Inc.
 Series 1996-6 Class A2
 7.000% due 11/25/27                        31            31
Chase Commercial Mortgage Securities
 Corp.
 Series 1997-2 Class A1
 6.450% due 12/19/04                     1,869         1,808
Citicorp Mortgage Securities, Inc.
 Series 1994-4 Class A6
 6.000% due 02/25/09                       925           883

                                                        Short Term Bond Fund 111

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                      -----------     --------

Deutsche Mortgage & Asset Receiving
 Corp.
 Series 1998-C1 Class A1
 6.220% due 09/15/07                       344           328
DLJ Mortgage Acceptance Corp.
 Series 1995-CF2 Class A1A
 6.650% due 12/17/27                       331           328
 Series 1996-CF2 Class A1A
 6.860% due 11/12/21                       585           572
 Series 1997-CF1 Class A1A
 7.400% due 05/15/06                     1,070         1,063
Federal Home Loan Mortgage Corp.
 6.961% due 2027 (a)                     2,159         2,187
Federal Home Loan Mortgage Corp.
 Participation Certificate
 7.500% due 2002                             2             2
 9.000% due 2005                           139           141
 6.250% due 2007                            31            30
 6.500% due 2008                         1,787         1,740
 5.500% due 2009                         2,283         2,148
 7.000% due 2011                         1,224         1,201
 6.910% due 2027 (a)                       858           864
Federal National Mortgage
 Association
 7.000% due 2004                           565           557
 8.750% due 2004                            16            16
 6.500% due 2008                         1,469         1,430
 5.500% due 2009                         8,731         8,181
 7.000% due 2009                         1,445         1,419
 8.000% due 2009 (a)                     1,616         1,620
 7.000% due 2014 (a)                       624           610
 7.500% due 2014                         1,288         1,282
 8.500% due 2014                           628           635
 Series 1998-32 Class TB
 6.000% due 05/18/13                       875           849
Goldman Sachs Mortgage
 Securities Corp.
 Series 2000-1 Class A
 6.513% due 06/20/24 (a)                 1,450         1,450
Government National Mortgage
 Association
 7.250% due 2006                         1,181         1,180
 7.000% due 2007                            63            62
 6.000% due 2008                           805           767
 7.000% due 2008                           778           765
 7.000% due 2009                         1,927         1,909
 8.250% due 2009                           643           656
 7.000% due 2011                           428           419
 7.000% due 2012                           369           362
 9.500% due 2017                           547           577
Prudential Home Mortgage Securities
 Series 1994-19, Class A2
 7.050% due 05/25/24                       248           247
Residential Accredited Loans, Inc.
 Series 1997-QS7, Class A1
 7.500% due 07/25/27                        53            53
 Series 1999-QS2 Class A3
 6.500% due 02/25/29                       499           472
Residential Asset Securitization Trust
 Series 1998-A1 Class A1
 7.000% due 03/25/28                       152           151
 Series 1998-A2, Class A1
 6.750% due 04/25/28                       346           342
Residential Funding Mortgage Securities
 Series 1998-NS1 Class A2
 6.375% due 01/25/09                       710           700
Resolution Trust Corp. Mortgage
 Pass-thru Certificate
 Series 1995-2, Class C1
 7.450% due 05/25/29 (a)                   342           329
Structured Asset Mortgage
 Investments, Inc.
 Series 1998-9 Class 2A2
 6.125% due 11/25/13                     1,266         1,183
Union Planters Mortgage
 Finance Corp.
 Series 1998-A, Class A1
 6.350% due 01/25/28                       364           361
 Series 1999-1 Class A1
 6.250% due 04/01/29                       507           482
Washington Mutual Step Up
 Series 2000-1 Class A1
 6.420% due 06/25/24 (a)                 2,466         2,454
Wilshire Funding Corporation
 Series 1997-WFC1, Class AI
 7.250% due 08/25/27                       388           387
                                                    --------
                                                      48,031
                                                    --------

112 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2000 (Unaudited)

                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                      -----------     --------

MUNICIPAL BONDS - 0.5%
Missouri Higher Education
 Loan Authority
 Series 97 Class P
 5.966% due 07/25/08 (a)                   867           853
Philadelphia, Pennsylvania, Authority
 for Industrial Development
 Series 1997 Class A
 6.488% due 06/15/04                     1,381         1,266
                                                    --------
                                                       2,119

UNITED STATES GOVERNMENT AGENCIES -
1.4%
Federal National Mortgage
 Association
 6.140% due 06/12/02                     2,900         2,848
 5.250% due 01/15/03                     1,000           953
 5.125% due 02/13/04                     2,600         2,420
                                                    --------
                                                       6,221
                                                    --------
UNITED STATES GOVERNMENT TREASURIES
- 1.0%
United States Treasury Notes
 6.500% due 02/28/02                     3,530         3,517
 3.625% due 01/15/08                     1,260         1,227
                                                    --------
                                                       4,744
                                                    --------
YANKEE BONDS - 4.3%
Edperbrascan Corp.
 7.375% due 10/01/02                     2,000         1,949
Manitoba, Province of
 8.000% due 04/15/02                     5,600         5,665
 Series CZ
 6.750% due 03/01/03                     5,200         5,121
Royal Caribbean Cruises, Ltd.
 7.125% due 09/18/02                     2,150         2,050
Tyco International, Ltd.
 6.500% due 11/01/01                     3,000         2,942
Westpac Banking, Ltd.
 7.875% due 10/15/02                     2,006         2,014
                                                    --------
                                                      19,741
                                                    --------

 TOTAL LONG-TERM INVESTMENTS
(cost $439,606)                                      431,763
                                                    --------

SHORT-TERM INVESTMENTS - 5.2%
Federal Home Loan Bank Corp.
 Discount Note
 5.875% due 05/17/00 (b)                 1,200         1,197
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                      22,631        22,631
                                                    --------

 TOTAL SHORT-TERM INVESTMENTS
(cost $23,828)                                        23,828
                                                    --------

TOTAL INVESTMENTS - 99.2%
(identified cost $463,434)                           455,591

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                             3,878
                                                    --------


NET ASSETS - 100.0%                                  459,469
                                                    ========

(a) Adjustable or floating rate security
(b) At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 113

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $463,434)  ..........................................   $ 455,591
Receivables:
 Dividends and interest ....................................................................       5,229
 Fund shares sold ..........................................................................         213
 From Advisor ..............................................................................          67
Prepaid expenses ...........................................................................           4
                                                                                               ---------

   Total assets ............................................................................     461,104

LIABILITIES
Payables:
 Investments purchased .........................................................   $     488
 Fund shares redeemed ..........................................................         683
 Accrued fees to affiliates ....................................................         290
 Other accrued expenses ........................................................         174
                                                                                   ---------

   Total liabilities .......................................................................       1,635
                                                                                               ---------

NET ASSETS .................................................................................   $ 459,469
                                                                                               =========


NET ASSETS CONSIST OF:
Undistributed net investment income ........................................................   $   2,342
Accumulated net realized gain (loss)  ......................................................     (19,671)
Unrealized appreciation (depreciation) on investments ......................................      (7,842)
Shares of beneficial interest ..............................................................         255
Additional paid-in capital .................................................................     484,385
                                                                                               ---------

NET ASSETS .................................................................................   $ 459,469
                                                                                               =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($779,980 divided by 43,217 shares of $.01 par value
   shares of beneficial interest outstanding)  .............................................   $   18.05
 Class E ($9,497,448 divided by 526,130 shares of $.01 par value                               =========
   shares of beneficial interest outstanding)  .............................................   $   18.05
 Class S ($449,191,773 divided by 24,920,636 shares of $.01 par value                          =========
   shares of beneficial interest outstanding)  .............................................   $   18.02
                                                                                               =========

See accompanying notes which are an integral part of the financial statements.

114 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                                           FOUR MONTHS ENDED
                                                                             APRIL 30, 2000           YEAR ENDED
                                                                               (UNAUDITED)         DECEMBER 31, 1999
                                                                           -----------------       -----------------
INVESTMENT INCOME
 Interest ...............................................................        $  9,522               $ 26,239
 Dividends from Money Market Fund .......................................             381                  1,092
                                                                                 --------               --------

   Total investment income ..............................................           9,903                 27,331

EXPENSES
 Advisory fees ..........................................................             680                  2,041
 Administrative fees ....................................................              76                    229
 Custodian fees .........................................................              83                    334
 Distribution fees - Class C ............................................               2                      4
 Transfer agent fees ....................................................             186                    607
 Professional fees ......................................................              11                     10
 Registration fees ......................................................              28                    159
 Shareholder servicing fees - Class C ...................................               1                      1
 Shareholder servicing fees - Class E ...................................               8                     15
 Trustees' fees .........................................................               5                     12
 Miscellaneous ..........................................................              19                      3
                                                                                 --------               --------

   Total expenses .......................................................           1,099                  3,415
                                                                                 --------               --------

Net investment income ...................................................           8,804                 23,916
                                                                                 --------               --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .................................          (1,636)                (2,426)
Net change in unrealized appreciation (depreciation) on investments .....            (792)                (7,220)
                                                                                 --------               --------

Net realized and unrealized gain (loss) .................................          (2,428)                (9,646)
                                                                                 --------               --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...................        $  6,376               $ 14,270
                                                                                 ========               ========

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 115

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        FOUR MONTHS ENDED
                                                                          APRIL 30, 2000       YEAR ENDED           YEAR ENDED
                                                                            (UNAUDITED)     DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                        -----------------   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ................................................      $   8,804           $  23,916           $  13,185
 Net realized gain (loss)  ............................................         (1,636)             (2,426)              1,126
 Net change in unrealized appreciation (depreciation)  ................           (792)             (7,220)                355
                                                                             ---------           ---------           ---------

   Net increase (decrease) in net assets from operations ..............          6,376              14,270              14,666
                                                                             ---------           ---------           ---------

DISTRIBUTIONS
 From net investment income
   Class C ............................................................            (12)                (24)                 --
   Class E ............................................................           (141)               (303)                 --
   Class S ............................................................         (6,477)            (24,023)            (13,149)
                                                                             ---------           ---------           ---------

     Net decrease in net assets from distributions ....................         (6,630)            (24,350)            (13,149)
                                                                             ---------           ---------           ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ........          2,639             206,625              29,552
                                                                             ---------           ---------           ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................          2,385             196,545              31,069

NET ASSETS
 Beginning of period ..................................................        457,084             260,539             229,470
                                                                             ---------           ---------           ---------
 End of period (including undistributed net investment income of
   $2,342, $168 and $621, respectively)  ..............................      $ 459,469           $ 457,084           $ 260,539
                                                                             =========           =========           =========

See accompanying notes which are an integral part of the financial statements.

116 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           2000*        1999**
                                                         --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD .................   $  18.13      $  18.36
                                                         --------      --------

INCOME FROM OPERATIONS
 Net investment income (a)  ..........................        .29           .68
 Net realized and unrealized gain (loss)  ............       (.10)         (.31)
                                                         --------      --------

   Total income from operations ......................        .19           .37
                                                         --------      --------

DISTRIBUTIONS
 From net investment income ..........................       (.27)         (.60)
                                                         --------      --------

NET ASSET VALUE, END OF PERIOD .......................   $  18.05      $  18.13
                                                         ========      ========

TOTAL RETURN (%)(b)  .................................       1.07          2.02

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  ...........        780           801

 Ratios to average net assets (%)(c):
   Operating expenses ................................       1.71          1.72
   Net investment income .............................       4.78          4.41

 Portfolio turnover rate (%)  ........................      39.14        177.08

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 117

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                           2000*       1999**
                                                         --------     --------

NET ASSET VALUE, BEGINNING OF PERIOD ...............     $  18.08     $  18.51
                                                         --------     --------

INCOME FROM OPERATIONS
 Net investment income (a)  ........................          .33          .80
 Net realized and unrealized gain (loss)  ..........         (.09)        (.34)
                                                         --------     --------

   Total income from operations ....................          .24          .46
                                                         --------     --------

DISTRIBUTIONS
 From net investment income ........................         (.27)        (.89)
                                                         --------     --------

NET ASSET VALUE, END OF PERIOD .....................     $  18.05     $  18.08
                                                         ========     ========

TOTAL RETURN (%)(b)  ...............................         1.31         2.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  .........        9,497        8,693

 Ratios to average net assets (%)(c):
   Operating expenses ..............................          .96          .97
   Net investment income ...........................         5.53         5.05

 Portfolio turnover rate (%)  ......................        39.14       177.08

*   For the four months ended April 30, 2000 (Unaudited).
**  For the period February 18, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

118 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------
                                                2000*        1999        1998        1997        1996        1995
                                             ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....    $    18.03  $    18.46  $    18.35  $    18.36  $    18.55  $    17.98
                                             ----------  ----------  ----------  ----------  ----------  ----------

INCOME FROM OPERATIONS
 Net investment income (a) ..............           .35         .90         .99        1.08        1.04        1.16
 Net realized and unrealized gain (loss)           (.10)       (.36)        .11       --           (.19)        .59
                                             ----------  ----------  ----------  ----------  ----------  ----------

   Total income from operations .........           .25         .54        1.10        1.08         .85        1.75
                                             ----------  ----------  ----------  ----------  ----------  ----------

DISTRIBUTIONS
 From net investment income .............          (.26)       (.97)       (.99)      (1.09)      (1.04)      (1.18)
                                             ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD ..........    $    18.02  $    18.03  $    18.46  $    18.35  $    18.36  $    18.55
                                             ==========  ==========  ==========  ==========  ==========  ==========

TOTAL RETURN (%)(b)(c) ..................          1.39        3.03        6.09        6.02        4.76        9.95

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)       449,192     447,590     260,539     229,470     222,983     183,577

 Ratios to average net assets (%)(c)(d):
   Operating expenses ...................           .71         .74         .66         .66         .70         .58
   Net investment income ................          5.78        5.22        5.37        5.70        5.70        6.41

 Portfolio turnover rate (%) ............         39.14      177.08      129.85      213.14      264.40      269.31

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.
(d)  The ratios for periods less than one year are annualized.

                                                       Short Term Bond Fund  119

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        -----------     --------
LONG-TERM INVESTMENTS - 99.9%
ASSET-BACKED SECURITIES - 9.4%
Advanta Equipment Receivables
 Series 2000-1 Class A3
  7.405% due 02/15/07                                          385           383
ANRC Automobile Owner Trust
 Series 1999-A Class A4
  6.940% due 04/17/06                                        1,200         1,184
Arcadia Automobile Receivables Trust
 Series 1998-B Class A3
  5.950% due 11/15/02                                          581           578
Associates Manufactured Housing
 Pass-thru Certificates
 Series 1996-1 Class A5
  7.600% due 03/15/27                                          205           200
BankAmerica Manufactured
 Housing Contract
 Series 1997-1 Class A4
  6.195% due 06/10/10                                          431           428
Bombardier Capital Mortgage
 Securitization Corp.
 Series 1999-B Class A3
  7.180% due 12/15/15                                        1,050         1,033
 Series 2000-A Class A2
  7.575% due 06/15/30                                          920           912
California Infrastructure PG&E-1
 Series 1997-1 Class A7
  6.420% due 09/25/08                                          200           192
California Infrastructure SDG&E
 Series 1997-1 Class A6
  6.310% due 09/25/08                                        2,230         2,123
Case Equipment Loan Trust
 Series 1999-B Class A4
  6.900% due 06/15/06                                        1,000           986
Charter Financial, Inc.
 Series 1999-1 Class A4
  7.070% due 01/25/06                                        1,890         1,874
Chase Credit Card Master Trust
 Series 1999-3 Class B
  6.950% due 01/15/07                                          975           952
Citibank Credit Card Master Trust I
 Series 1997-3 Class A
  6.839% due 02/10/04                                          980           971
Conseco Finance Securitization Corp.
 Series 1999-F Class A2
  6.720% due 10/15/30                                          855           846
 Series 2000-1 Class A4
  7.620% due 05/01/31                                          520           512
Copelco Capital Funding Corp.
 Series 2000-A Class A3
  7.120% due 08/18/03                                          955           950
DaimlerChrysler Auto Trust
 Series 2000-A Class A3
  7.090% due 12/06/03                                        1,430         1,424
 Series 2000-A Class A4
  7.230% due 01/06/05                                        1,850         1,843
Delta Funding Home Equity
 Loan Trust
 Series 2000-1 Class A3F
  7.690% due 10/15/26                                        1,080         1,072
First Sierra Receivables
 Series 2000-1 Class A1
  7.490% due 01/18/05                                        1,380         1,376
Fleetwood Credit Corporation
 Grantor Trust
 Series 1997-B Class A
  6.400% due 05/15/13                                        1,790         1,771
Ford Credit Automobile Owner Trust
 Series 1999-D Class A5
  6.520% due 09/15/03                                        1,785         1,755
 Series 2000-A Class A4
  7.090% due 11/17/03                                          510           508
 Series 2000-A Class B
  7.370% due 07/15/04                                        1,000           995
Green Tree Financial Corp.
 Series 1996-8 Class A6
  7.600% due 10/15/27                                          355           352
 Series 1997-4 Class A5
  6.880% due 02/15/29                                          590           575
Green Tree Home Improvement
 Loan Trust
 Series 1998-D Class HEA5
  6.320% due 08/15/29                                        1,360         1,284
 Series 1998-D Class HIA2
  5.940% due 06/15/29                                          116           116
 Series 1998-E Class HIA1
  5.907% due 08/15/07                                          267           267
Green Tree Lease Finance
 Series 1998-1 Class A4
  5.740% due 01/20/04                                          540           525
Green Tree Recreational, Equipment &
 Consumer Loan Trust
 Series 1998-A Class A1C
  6.180% due 06/15/19                                          265           258
 Series 1998-C Class A4
  6.170% due 02/15/11                                          400           393


120  Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        -----------     --------
Heller Equipment Asset
 Receivables Trust
 Series 1999-1 Class A3
  5.500% due 07/13/03                                        2,115         2,081
 Series 1999-2 Class A3
  6.650% due 03/14/04                                        1,500         1,484
Household Automotive Trust IV
 Series 2000-1 Class A3
  7.300% due 07/19/04                                        2,735         2,734
Ikon Receivables, L.L.C
 Series 1999-1 Class A3
  5.990% due 05/15/05                                        2,580         2,534
IndyMac Home Equity Loan Trust Step
 Up Bond
 Series 1998-A Class AF4
  6.310% due 10/25/29 (a)                                      855           811
 Series 2000-A Class AF2
  7.820% due 05/25/26 (a)                                      645           645
MBNA Master Credit Card Trust
 Series 1999-G Class B
  6.600% due 12/15/06                                        1,500         1,448
MMCA Auto Owner Trust
 Series 1999-2 Class A2
  6.800% due 08/15/03                                          770           765
 Series 1999-2 Class A3
  7.000% due 05/15/04                                        1,030         1,022
Navistar FinancialCorp. Owner Trust
 Series 2000-A Class A4
  7.340% due 01/15/07                                        1,975         1,972
Onyx Acceptance Automobile Trust
 Series 2000-A Class A4
  7.420% due 12/15/04                                        1,780         1,782
PacificAmerica Home Equity Loan Step
 Up Bond
 Series 1998-2 Class AF
  6.590% due 06/26/28 (a)                                    1,052         1,019
Peco Energy Transition Trust
 Series 1999-A Class A4
  5.800% due 03/01/07                                        1,600         1,508
 Series 1999-A Class A6
  6.050% due 03/01/09                                        3,690         3,427
 Series 2000-A Class A4
  7.650% due 03/01/10                                          170           170
PNC Student Loan Trust I
 Series 1997-2 Class A7
  6.728% due 01/25/07                                          210           204
Premier Automobile Trust
 Series 1999-3 Class A4
  6.430% due 03/08/04                                          890           871
Provident Bank Home Equity
 Loan Trust
 Series 1998-4 Class A2
  5.970% due 11/25/13                                        1,095         1,083
Residential Asset Securities
 Corporation II, Inc.
 Series 2000-KS2 Class AI4
  7.895% due 10/25/28                                          530           527
 Series 2000-KS2 Class AI6
  7.830% due 03/25/31                                          265           260
Residential Funding Mortgage
 Securities II, Inc.
 Series 1999-HI1 Class A3
  6.310% due 09/25/29                                          835           814
 Series 1999-HI6 Class AI3
  7.340% due 07/25/12                                        1,330         1,307
 Series 2000-HI1 Class AI3
  7.660% due 09/25/12                                        1,265         1,255
Sears Credit Account Master Trust
 Series 1995-5 Class A
  6.050% due 01/15/08                                          250           242
 Series 1999-2 Class A
  6.350% due 02/15/07                                        3,645         3,556
Student Loan Marketing Association
 Series 1996-3 Class A1
  6.294% due 10/25/04 (a)                                    1,030         1,024
Team Fleet Financing Corp.
 Series 1997-1 Class A
  7.350% due 05/15/03                                        1,800         1,782
UCFC Home Equity Loan
 Series 1996-B1 Class A4
  7.525% due 12/15/17                                          232           232
Union Acceptance Corp.
 Step Up Bond
 Series 1999-D Class A4
  6.850% due 02/08/06 (a)                                      710           700
USAA Auto Loan Grantor Trust
 Series 1998-1 Class A
  5.800% due 01/15/05                                        1,157         1,149
Vanderbilt Mortgage & Finance, Inc.
 Series 1999-A Class 1A3
  6.080% due 12/07/15                                          690           643
 Series 1999-B Class 1A3
  6.280% due 03/07/13                                          905           871
 Series 1999-D Class IA2
  6.815% due 08/07/12                                          505           492
WFS Financial Owner Trust
 Series 2000-A Class A3
  7.220% due 09/20/04                                          935           928
                                                                         -------
                                                                          69,980
                                                                         -------

                                                      Diversified Bond Fund  121

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        -----------     --------
BANKERS ACCEPTANCE NOTES - 0.1%
Mellon Bank, NA
  7.625% due 09/15/07                                          355           351
Signet Bank
  7.800% due 09/15/06                                          255           252
                                                                         -------
                                                                             603
                                                                         -------

CORPORATE BONDS AND NOTES - 21.3%
Ahold Finance USA, Inc.
  6.250% due 05/01/09                                        2,135         1,858
Air Products & Chemicals, Inc
  8.750% due 04/15/21                                          250           261
Allegiance Corp.
  7.000% due 10/15/26                                          130           122
America West Airlines
 Series A
  6.850% due 07/02/09                                          459           424
American Financial Group, Inc.
  7.125% due 04/15/09                                          775           690
American General Corp.
  7.125% due 02/15/04                                          340           333
American Health Properties, Inc.
  7.050% due 01/15/02                                          550           531
Archer Daniels Co.
  8.375% due 04/15/17                                          665           681
ARG Funding Corp.
 Series 1999-1A Class A3
  6.020% due 05/20/05                                        1,225         1,160
Aristar, Inc.
  6.000% due 05/15/02                                        1,635         1,586
Associates Corp. of North America
  6.500% due 10/15/02                                          450           439
 Series H
  7.090% due 04/11/03                                          400           395
  5.750% due 11/01/03                                        3,000         2,828
  5.500% due 02/15/04                                          875           810
AT&T Corp.
  6.500% due 03/15/29                                        1,015           856
  8.625% due 12/01/31                                          220           215
Atlantic Richfield Co.
  9.125% due 08/01/31                                          550           651
Avco Financial Services, Inc.
  6.000% due 08/15/02                                          800           774
Baltimore Gas & Electric Co.
  7.250% due 07/01/02                                          500           498
  6.500% due 02/15/03                                          840           818
Bank of New York, Inc.
  7.875% due 11/15/02                                          350           353
Bank One Corp.
 Series G
  6.875% due 08/01/06 (a)                                      800           759
BankAmerica Corp.
  6.850% due 03/01/03                                          425           417
  6.875% due 06/01/03                                          260           255
 Series H
  5.750% due 03/01/04                                          400           375
BankBoston Corp.
  6.125% due 03/15/02                                          250           244
Barnett Bank, Inc.
  6.900% due 09/01/05                                          405           392
Baxter International, Inc.
  6.630% due 02/15/28                                          825           671
Bear Stearns Cos., Inc.
  6.630% due 03/28/03 (a)                                    2,000         1,998
 Series B
  6.415% due 05/16/03 (a)                                      500           498
Bell Telephone Co. of Pennsylvania
  8.350% due 12/15/30                                          355           375
BellSouth Capital Funding Corp.
  7.750% due 02/15/10                                          750           750
BellSouth Telecommunications, Inc.
  7.000% due 12/01/95                                          385           326
Beneficial Corp.
  8.400% due 05/15/08                                        1,235         1,298
Boeing Co.
  8.750% due 08/15/21                                          550           606
Burlington Northern Santa Fe
  7.082% due 05/13/29                                        1,200         1,028
Camden Property Trust
  7.000% due 04/15/04                                          600           575
Campbell Soup Co.
  8.875% due 05/01/21                                          420           450
Carolina Power & Light Co.
  6.875% due 08/15/23                                          410           365
Case Corp.
  7.250% due 08/01/05                                          330           303
  7.250% due 01/15/16                                          295           264
Caterpillar Financial Services Corp.
  9.500% due 02/06/07                                          420           457
 Series 2
  6.189% due 02/12/01 (a)                                    4,000         4,002
Central Fidelity Banks, Inc.
  8.150% due 11/15/02                                          170           172
Central Power & Light Co.
 Series FF
  6.875% due 02/01/03                                          600           590
Champion International Corp.
  6.400% due 02/15/26                                          460           421
Chase Manhattan Corp.
 Series C
  6.750% due 12/01/04                                          700           678
  6.500% due 08/01/05                                          300           286


122  Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        -----------     --------
Chesapeake & Potomac
 Telephone Co.
  8.375% due 10/01/29                                          230           244
Chrysler Financial Corp., L.L.C
 Series R
  6.160% due 06/11/01 (a)                                    2,000         1,999
Cincinnati Gas & Electric Co.
  7.200% due 10/01/23                                          410           357
CIT Group, Inc.
  6.150% due 12/15/02                                          500           480
  5.625% due 10/15/03                                        1,920         1,805
Citicorp
  6.235% due 05/24/01 (a)                                    2,000         2,000
  9.500% due 02/01/02                                          120           124
  7.125% due 06/01/03                                          390           385
Citigroup, Inc.
  6.875% due 02/15/98                                          790           670
City National Bank
  6.375% due 01/15/08                                          600           546
Coca Cola Enterprises, Inc.
  7.000% due 10/01/26                                          675           640
  6.750% due 01/15/38                                          250           211
Comcast Cable Communications
  8.375% due 05/01/07                                          850           858
Comerica Bank
  7.250% due 06/15/07                                          700           673
  6.000% due 10/01/08                                          400           351
Commercial Credit Group, Inc.
  7.875% due 07/15/04                                          805           815
  6.500% due 06/01/05                                          540           517
  8.700% due 06/15/10                                          380           407
Commonwealth Edison Co.
 Series 85
  7.375% due 09/15/02                                          945           930
Conagra, Inc.
  8.100% due 05/20/02                                          300           300
Conoco, Inc.
  6.950% due 04/15/29                                          620           556
Countrywide Home Loan
 Series H
  6.250% due 04/15/09                                          500           435
Cox Communications, Inc.
  6.500% due 11/15/02                                          550           533
  7.500% due 08/15/04                                        1,200         1,185
  6.690% due 09/20/04                                          400           381
CSX Corp.
  7.250% due 05/01/04                                          750           729
  7.900% due 05/01/17                                          400           383
CVS Corp.
  5.500% due 02/15/04                                          300           282
DaimlerChrysler North
 America Holding
  6.900% due 09/01/04                                        1,625         1,580
DaimlerChrysler AG
  7.450% due 03/01/27                                          800           771
Deere & Co.
  8.100% due 05/15/30                                          800           795
Delta Air Lines, Inc.
 Series C
  6.650% due 03/15/04                                        1,130         1,053
Dillards Inc.
  6.430% due 08/01/04                                        1,025           915
Duke Capital Corp.
  7.250% due 10/01/04                                          900           890
Duke Energy Corp.
  7.000% due 07/01/33                                          395           331
Duke Weeks Realty, L.P.
  7.750% due 11/15/09                                          635           599
Eastman Chemical Co.
  7.250% due 01/15/24                                          300           258
Electronic Data Systems Corp.
  7.450% due 10/15/29                                          450           429
EOP Operating, L.P.
  6.500% due 01/15/04                                          685           644
Federal Express Corp.
  7.600% due 07/01/97                                          300           248
Fifth Third Capital Trust I
 Series A
  8.136% due 03/15/27                                          315           293
Finova Capital Corp.
  7.250% due 11/08/04                                        1,520         1,394
First Bank Systems, Inc.
  8.000% due 07/02/04                                          700           706
First Chicago Corp.
  6.199% due 11/14/01 (a)                                    3,000         3,001
First Interstate Bancorp
  9.375% due 01/23/02                                          135           140
First Union Corp.
  6.875% due 09/15/05                                          400           386
  7.500% due 07/15/06                                          425           417
First Union Institutional
 Capital Trust I
  8.040% due 12/01/26                                          225           202
First Union National Bank
  7.125% due 10/15/06                                          500           480
Firstar Bank North America
  7.125% due 12/01/09                                          950           896

                                                      Diversified Bond Fund  123

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                        -----------     --------
Fleet Financial Group, Inc.
  6.875% due 03/01/03                                          300           294
  8.125% due 07/01/04                                          595           600
Ford Motor Credit Co.
  7.750% due 11/15/02                                        2,000         2,002
  7.500% due 06/15/04                                          300           297
  6.700% due 07/16/04                                        3,000         2,885
  6.750% due 05/15/05                                          350           335
Fort James Corp.
  6.625% due 09/15/04                                          895           850
  6.875% due 09/15/07                                          375           347
Fortune Brands, Inc.
  7.875% due 01/15/23                                          380           354
General Electric Capital Corp.
  6.650% due 09/03/02                                          795           784
 Series A
  6.267% due 07/23/03                                        1,225         1,187
  8.300% due 09/20/09                                          235           249
General Electric Global Insurance
 Holding Corp.
  6.450% due 03/01/19                                          650           559
General Motors Acceptance Corp.
  5.480% due 12/16/02                                        2,535         2,401
  6.750% due 03/15/03                                        4,000         3,902
Grand Metropolitan Investment Corp.
  7.450% due 04/15/35                                          300           297
Great Lakes Chemical Corp.
  7.000% due 07/15/09                                        1,225         1,121
GTE California, Inc.
  6.750% due 05/15/27                                          550           476
Harrahs Operating Co., Inc.
  7.500% due 01/15/09                                          515           477
Heller Financial, Inc.
  7.000% due 05/15/02                                          890           877
Hertz Corp.
  7.625% due 08/01/02                                          550           547
  9.000% due 11/01/09                                          230           244
Household Finance Corp.
  6.125% due 07/15/02 (a)                                      325           315
  7.200% due 07/15/06                                          370           356
ICI Wilmington, Inc.
  9.500% due 11/15/00                                        5,000         5,052
Illinois Power
  7.500% due 06/15/09                                        1,300         1,248
International Bank of Reconstruction
 & Development
  7.250% due 05/27/03                                          100            49
International Business
 Machines Corp.
  7.000% due 10/30/25                                          400           378
  7.125% due 12/01/96                                          780           705
ITT Financial Corp.
  7.400% due 11/15/25                                          955           815
JPM Capital Trust I
  7.540% due 01/15/27                                          225           196
KeyCorp
  8.000% due 07/01/04                                          150           152
  7.500% due 06/15/06                                          750           735
Knight-Ridder, Inc.
  6.875% due 03/15/29                                          900           781
Kroger Co.
  6.800% due 12/15/18                                          600           517
Lehman Brothers Holdings, Inc.
 Series F
  7.000% due 05/15/03                                        1,075         1,050
Liberty Mutual Insurance Co.
  7.697% due 10/15/97                                          675           502
Lincoln National Corp.
  7.250% due 05/15/05                                          450           430
  6.500% due 03/15/08                                          200           186
  7.000% due 03/15/18                                          450           399
Loral Corp.
  7.000% due 09/15/23                                          675           564
Lowes Cos., Inc.
  6.875% due 02/15/28                                          680           584
Manufacturers & Traders Trust Co.
  7.000% due 07/01/05                                          435           414
Marsh & McLennan Cos., Inc.
  6.625% due 06/15/04                                          475           457
Mattel, Inc.
  6.000% due 07/15/03                                          500           455
May Department Stores Co.
  6.875% due 11/01/05                                          480           465
MCI WorldCom, Inc.
  6.400% due 08/15/05                                        1,150         1,092
  6.950% due 08/15/28                                          500           441
Mercantile Bancorp
  7.050% due 06/15/04                                          825           804
Merck & Co., Inc.
  6.400% due 03/01/28                                          325           283
 Series B
  5.760% due 05/03/37                                        1,200         1,200
Merrill Lynch & Co., Inc.
  6.000% due 02/12/03                                          800           770
Mirage Resorts, Inc.
  6.625% due 02/01/05                                          360           319
  6.750% due 02/01/08                                          225           191
Morgan (J.P.) & Co., Inc.
  5.750% due 02/25/04                                          200           188
Nabisco, Inc.
  6.375% due 02/01/35                                          850           731


124  Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
Nationsbank Corp.
  7.750% due 08/15/04                                          450           454
New England Telephone &
 Telegraph Co.
  7.875% due 11/15/29                                          235           235
News America Holdings, Inc.
  8.875% due 04/26/23                                          500           505
  7.750% due 01/20/24                                          450           398
Norfolk Southern Corp.
  6.950% due 05/01/02                                          750           736
Northern Trust Corp.
  7.100% due 08/01/09                                          490           471
Northwestern Bell Telephone Co.
  7.750% due 05/01/30                                          630           619
Norwest Corp.
 Series H
  6.750% due 06/15/07                                          300           282
Norwest Financial, Inc.
  6.250% due 11/01/02                                          525           510
  6.375% due 11/15/03                                          575           556
  6.000% due 02/01/04                                          600           567
  6.750% due 06/01/05                                          200           192
NYNEX Capital Funding Co.
 Series B
  8.750% due 12/01/04                                          450           470
NYNEX Corp.
  9.550% due 05/01/10                                          322           340
Panamsat Corp.
  6.125% due 01/15/05                                          600           538
Park Place Entertainment Corp.
  8.500% due 11/15/06                                          700           680
Philadelphia Electric Co.
  7.125% due 09/01/02                                          550           541
Philip Morris Cos., Inc.
  6.950% due 06/01/06                                          295           291
  7.200% due 02/01/07                                        1,000           861
  7.650% due 07/01/08                                          310           267
Pitney Bowes Credit Corp.
  8.550% due 09/15/09                                          460           480
PNC Funding Corp.
  6.875% due 07/15/07                                          800           758
Praxair, Inc.
  6.850% due 06/15/05                                          700           667
Procter & Gamble Co.
 Series A
  9.360% due 01/01/21                                           90           103
Provident Cos., Inc.
  6.375% due 07/15/05                                        1,000           913
Ralston Purina Co.
  7.875% due 06/15/25                                          615           531
Raytheon Co.
  6.300% due 03/15/05                                          880           810
Safeco Corp.
  7.875% due 03/15/03                                          605           600
Safeway, Inc.
  7.000% due 09/15/02                                          650           638
  6.050% due 11/15/03                                          440           417
  7.250% due 09/15/04                                          575           562
Sears Roebuck Acceptance Corp.
  7.000% due 06/15/07                                          245           229
  6.750% due 01/15/28                                          800           652
Security Capital Group, Inc.
  6.950% due 06/15/05                                          600           542
Simon Property Group, Inc.
  6.750% due 02/09/04                                        1,000           939
Spieker Properties, L.P.
  8.000% due 07/19/05                                          700           696
Sprint Capital Corp.
  6.125% due 11/15/08                                        1,150         1,020
  6.900% due 05/01/19                                          900           807
SunTrust Banks, Inc.
  7.375% due 07/01/02                                          700           697
  6.250% due 06/01/08                                          150           136
TCI Communications, Inc.
  6.375% due 05/01/03                                          625           610
Tele-Communications, Inc.
  7.250% due 08/01/05                                          525           515
Texaco Capital, Inc.
  9.750% due 03/15/20                                          440           518
  8.875% due 09/01/21                                          220           243
Time Warner, Inc.
  7.975% due 08/15/04 (d)                                      300           303
  7.750% due 06/15/05                                        1,050         1,041
  8.180% due 08/15/07 (d)                                      300           302
  6.875% due 06/15/18                                          950           836
Times Mirror Co.
  7.450% due 10/15/09                                          350           340
Transamerica Finance Corp.
  7.250% due 08/15/02                                        1,000           988
TRW, Inc.
  7.125% due 06/01/09                                        1,200         1,091
Union Carbide Corp.
  7.875% due 04/01/23                                          590           561
Union Oil Co.
  9.400% due 02/15/11                                          470           531
Union Pacific Corp.
  7.600% due 05/01/05                                          570           558
Union Pacific Railroad Trust
 Pass-thru Certificate
 Series 1996-A2
  7.060% due 05/15/03                                          500           484

                                                      Diversified Bond Fund  125

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT         VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
Union Planters Bank
  6.500% due 03/15/18                                          670           578
United Technologies Corp.
  8.750% due 03/01/21                                          380           414
US Bank National Association
 Minnesota
  5.625% due 11/30/05                                        1,500         1,355
 Series BNKZ
  6.240% due 12/19/01 (a)                                    2,000         2,000
US West Communications, Inc.
  7.200% due 11/10/26                                          500           425
USX Marathon Group
  8.500% due 03/01/23                                          800           790
Viacom, Inc.
  7.750% due 06/01/05                                          405           405
Virginia Electric & Power Co.
  8.750% due 04/01/21                                          200           193
Wachovia Corp.
  6.800% due 06/01/05                                          305           294
Wal-Mart Stores, Inc.
  7.500% due 05/15/04                                          300           302
 Series 1994-B3
  8.800% due 12/30/14                                          315           347
Walt Disney Co.
  7.300% due 02/08/05                                        1,125         1,119
Waste Management, Inc.
  6.375% due 12/01/03                                          325           290
Wells Fargo & Co.
  6.625% due 07/15/04                                          600           580
  6.875% due 04/01/06                                          500           474
Wellsford Residential Property Trust
  9.375% due 02/01/02                                          750           764
Westvaco Corp.
  9.750% due 06/15/20                                          115           132
Willamette Industries, Inc.
  7.850% due 07/01/26                                          520           497
Wilmington Trust
  10.370% due 01/02/07                                       1,372         1,486
Wisconsin Central Transportation Corp.
  6.625% due 04/15/08                                          850           761
World Financial Properties Tower
 Series 1996 WBF-B
  6.910% due 09/01/13                                        1,115         1,055
                                                                         -------
                                                                         158,863
                                                                         -------

EURODOLLAR BONDS - 2.0%
Asian Development Bank
  6.250% due 10/24/05                                          315           300
Australian Gas Light Co.
  6.400% due 04/15/08                                        1,000           881
Bank of Tokyo Mitsubishi, Ltd.
  8.400% due 04/15/10                                          400           400
Korea Development Bank
  7.125% due 09/17/01                                        2,000         1,976
  7.375% due 09/17/04                                        1,500         1,442
Merita Bank, Ltd.
  7.150% due 12/29/49 (c)                                      250           243
  7.500% due 12/29/49 (c)                                      850           791
Mexican United States
  9.875% due 02/01/10                                        1,170         1,209
Nationsbank Corp.
  6.300% due 06/17/02 (a)                                    3,000         2,999
Quebec, Province of
  7.000% due 01/30/07                                          735           711
Sanwa Finance Aruba AEC
  8.350% due 07/15/09                                        2,000         1,984
Societe Generale
  7.850% due 04/29/49 (c)                                      625           588
Tyco International Group SA
  6.875% due 09/05/02                                          575           562
Vodafone Airtouch PLC
  7.625% due 02/15/05                                          875           870
                                                                         -------
                                                                          14,956
                                                                         -------

MORTGAGE-BACKED SECURITIES - 40.3%
American Southwest Financial Corp.
 Series G Class G-4
  12.250% due 11/01/14 (d)                                     129           130
Chase Commercial Mortgage Securities
  Corp
 Series 1997-1 Class E
  6.490% due 12/19/07                                        1,475         1,349
Collateralized Mortgage Obligation Trust
 Series 56 Class B CMO
  9.985% due 12/01/18                                          119           122
Credit Suisse First Boston Mortgage
 Securities Corp.
 Series 1999-C1 Class A2
  7.290% due 09/15/09                                        1,285         1,248
DLJ Mortgage Acceptance Corp.
 Series 1993 Class A-2 CMO
  7.650% due 09/18/03                                        2,500         2,501
 Series 1996-CF1 Class A1B
  7.580% due 02/12/06                                        2,000         1,992

126  Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
Federal Home Loan Mortgage Corp.
  5.500% due 2006                                            3,768         3,511
  6.500% due 2029                                              469           439
 Series 2006 Class B
  6.500% due 08/15/23                                        4,235         4,133
Federal Home Loan Mortgage Corp. (b)
  7.500% 15 Year Gold TBA                                      160           159
  6.500% 30 Year Gold TBA                                    2,525         2,359
  8.000% 30 Year TBA                                         1,855         1,855
Federal Home Loan Mortgage Corp.
 Participation Certificate
  7.500% due 2001                                               69            69
  7.000% due 2002 (d)                                           33            33
  6.500% due 2003                                               56            56
  7.000% due 2003 (d)                                          171           172
  6.750% due 2007 (d)                                          215           208
  7.500% due 2007                                              378           377
  7.000% due 2008                                              304           300
  8.000% due 2008 (d)                                           55            55
  8.500% due 2008 (d)                                           61            61
  6.500% due 2009                                            1,137         1,106
  7.500% due 2009 (a)                                        1,093         1,088
  8.000% due 2009                                              115           117
  6.500% due 2010                                               74            72
  7.000% due 2010                                              247           243
  7.500% due 2010                                               24            24
  8.000% due 2010                                               18            18
  6.000% due 2011                                            3,217         3,045
  7.000% due 2011                                               78            77
  7.500% due 2011                                              196           195
  8.000% due 2011                                              229           232
  6.000% due 2012                                               65            61
  7.500% due 2012                                              371           369
  8.000% due 2012                                              145           147
  5.500% due 2014                                            3,532         3,238
  6.500% due 2014                                              736           704
  7.000% due 2014                                              476           464
  12.000% due 2014                                              67            73
  12.000% due 2015 (d)                                          44            48
  9.000% due 2016                                              348           356
  12.500% due 2016                                              36            39
  8.000% due 2017                                              295           295
  9.000% due 2017                                                2             2
  9.000% due 2018                                              685           704
  9.000% due 2020                                              326           339
  9.000% due 2022                                               95            98
  9.000% due 2024                                              402           411
  6.500% due 2025                                              529           497
  8.500% due 2025                                              383           388
  9.000% due 2025                                              116           119
  9.000% due 2026                                                9             9
  8.500% due 2027                                            1,484         1,506
  6.000% due 2028                                            2,782         2,521
  6.500% due 2028                                            2,728         2,551
  6.000% due 2029                                            2,422         2,194
  6.500% due 2029                                            4,953         4,628
  7.500% due 2030                                            3,838         3,758
Federal Home Loan Mortgage Corp.
Participation Certificate
 Series 1053 Class G
  6.000% due 01/01/15                                        1,722         1,614
  7.000% due 03/15/21 (d)                                      738           718
Federal National Mortgage Association
  7.280% due 05/23/07                                          655           634
 Series 1993-134 Class H
  6.500% due 08/25/08                                        1,385         1,311
  6.500% due 05/01/13                                          684           655
  6.000% due 08/01/13                                          703           660
  6.500% due 04/01/29                                          464           433
  6.500% due 06/01/29                                           85            79
  6.000% due 07/01/29                                            1             1
  6.500% due 12/01/29                                        1,287         1,201
Federal National Mortgage Association (b)
  6.500% 15 Year TBA                                         5,460         5,225
  6.000% 30 Year TBA                                         1,225         1,109
  6.500% 30 Year TBA                                         9,770         9,117
  7.000% 30 Year TBA                                         2,175         2,081
  8.000% 30 Year TBA                                        16,025        16,000
Federal National Mortgage Association
 Pools
  7.000% due 2000                                               82            81
  8.000% due 2002                                              150           150
  9.500% due 2002                                               29            29
  6.000% due 2003                                              260           254
  7.000% due 2003                                              234           231
  7.500% due 2003                                              287           285
  8.000% due 2003                                               60            60
  9.500% due 2003                                               70            72
  6.500% due 2004                                               16            15
  8.000% due 2004                                               68            68
  9.500% due 2005                                               54            56
  9.500% due 2006                                               55            56
  7.000% due 2007                                               61            60
  7.200% due 2007                                              971           948
  7.000% due 2008                                              240           236
  7.000% due 2009                                              355           348
  8.000% due 2010                                               20            20
  10.500% due 2010                                              14            15
  7.000% due 2011                                              161           157
  8.000% due 2011                                               39            39
  6.500% due 2012                                              327           313
  7.000% due 2012                                              129           126

                                                      Diversified Bond Fund  127

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
  8.500% due 2012                                               47            48
  5.500% due 2013                                              244           224
  6.000% due 2013                                            2,107         1,974
  5.500% due 2014                                            1,591         1,457
  6.000% due 2014                                              312           292
  7.000% due 2015                                              193           189
  9.000% due 2016                                               13            14
  8.000% due 2017                                              376           378
  9.000% due 2017                                              346           355
  8.000% due 2019                                              197           198
  8.000% due 2020                                               20            20
  7.500% due 2022                                              691           680
  7.000% due 2023                                              196           188
  7.500% due 2023                                               20            19
  6.500% due 2024                                              148           140
  7.500% due 2024                                              600           590
  8.000% due 2024                                            1,508         1,510
  7.000% due 2025                                              281           270
  7.500% due 2025                                              200           197
  8.500% due 2025                                              143           145
  9.000% due 2025                                            1,635         1,676
  9.000% due 2026                                              223           228
  7.500% due 2027                                              197           194
  8.000% due 2027                                            1,265         1,263
  6.000% due 2028                                           13,472        12,197
  6.500% due 2028                                            3,331         3,112
  7.500% due 2028                                              451           444
  8.000% due 2028                                            2,227         2,225
  6.000% due 2029                                            5,188         4,698
  6.500% due 2029 (d)                                       28,959        27,029
  7.000% due 2029                                            2,746         2,627
  7.500% due 2029                                              775           758
  8.000% due 2029                                              109           109
  7.000% due 2030                                            1,317         1,260
  7.500% due 2030                                            8,537         8,352
  8.500% due 2030                                            1,780         1,805
Federal National Mortgage Association
 REMIC
 Series 1992-10 Class ZD
  8.000% due 11/25/21                                        1,938         1,942
Federal National Mortgage Association - Aces
 Series 1998-M1 Class A
  6.250% due 01/25/08                                        1,250         1,165
 Series 1999-M4 Class A
  7.354% due 12/25/09                                        1,682         1,643
Federal National Mortgage Association
 Interest Only Inverse Floater
 Series 1993-208 Class SA
  0.155% due 02/25/23 (a)(g)                                21,582           169
Federal National Mortgage Association
 Principal Only Strip
 Zero Coupon due 03/01/20                                       65            52
First Union Lehman Brothers
 Commercial Mortgage Trust
 Series 1997-C1 Class C
  7.440% due 04/18/07                                          750           730
First Union Lehman Brothers
 Commercial Mortgage Trust
 Pass-thru Certificates
 Series 1997-C1 Class D
  7.500% due 10/18/08                                          300           285
First Union National Bank Commercial
 Mortgage Trust
 Series 2000-C1 Class A2
  7.841% due 03/15/10                                           50            50
GMAC Commercial Mortgage Securities, Inc
 Series 1996-C1 Class A2A
  6.790% due 09/15/03                                          702           691
 Series 1999-C2 Class A1
  6.570% due 09/15/33                                        1,333         1,267
Government National Mortgage
 Association (b)
  6.000% 30 Year TBA                                         1,200         1,090
  6.500% 30 Year TBA                                        24,300        22,762
  7.500% 30 Year TBA                                         2,100         2,065
  8.000% 30 Year TBA                                         2,235         2,240
  8.500% 30 Year TBA                                         1,705         1,735
Government National Mortgage
 Association
  6.500% due 2008                                              119           116
  6.500% due 2009                                            1,132         1,098
  7.000% due 2011                                               14            14
  9.000% due 2016                                              828           862
  9.500% due 2016                                               33            35
  8.000% due 2017                                              102           103
  9.000% due 2017                                            1,313         1,366
  9.000% due 2020                                               14            15
  10.500% due 2020                                             152           165
  7.000% due 2022                                              470           455
  8.000% due 2022                                              321           322
  8.500% due 2022                                              173           176
  6.125% due 2023 (d)                                        1,644         1,660
  6.175% due 2023 (d)                                        2,049         2,066
  7.000% due 2023                                            5,836         5,639
  7.125% due 2023 (d)                                        2,237         2,259
  7.500% due 2023                                            4,745         4,684
  6.375% due 2024 (d)                                          811           813
  7.000% due 2024                                           10,543        10,178
  7.500% due 2024                                              826           814

128  Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
  7.500% due 2025                                              247           244
  8.000% due 2025                                              894           896
  9.000% due 2025                                            2,867         2,974
  6.500% due 2026                                              218           205
  7.000% due 2026                                              259           249
  7.000% due 2027                                              393           378
  8.000% due 2027                                               19            19
  6.500% due 2028                                            9,782         9,165
  7.000% due 2028                                            9,602         9,236
  6.000% due 2029                                               58            52
  6.500% due 2029                                            2,037         1,908
  7.500% due 2029                                            1,565         1,540
  8.000% due 2029                                            5,008         5,018
  8.500% due 2029                                               49            50
  8.000% due 2030                                            1,400         1,402
  8.500% due 2030                                              650           661
Government National Mortgage
 Association REMIC
 Series 1998-23 Class ZA
  6.500% due 09/20/28                                        5,479         4,301
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2A
  6.940% due 07/13/30                                        1,786         1,781
Housing Securities, Inc.
 Series 1994-2 Class A1
  6.500% due 07/25/09                                          581           558
JP Morgan Commercial Mortgage Finance
 Corp
 Series 2000-C9 Class A2
  7.770% due 10/15/32                                          400           401
Mellon Residential Funding Corp.
 Series 2000-TBC1 Class A2B
  6.922% due 03/25/30                                        1,730         1,696
Merrill Lynch Mortgage Investors, Inc.
 Pass-thru Certificates
 Series 1999-C1 Class A2
  7.560% due 09/15/09                                        1,165         1,152
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class A2B
  7.900% due 02/15/06                                          775           782
Nationslink Funding Corp.
 Series 1999-2 Class A2C
  7.229% due 10/20/08                                        1,455         1,407
 Series 1999-2 Class A3
  7.181% due 12/20/06                                        1,151         1,120
Resolution Trust Corp.
 Series 1995 - C1 Class D
  6.900% due 02/25/27                                          775           752
Ryland Acceptance Corp. Four
 Series 88 Class E CMO
  7.950% due 01/01/19                                        1,376         1,360
Small Business Investment Cos
 Series 1999-P10B Class 1
  7.540% due 08/10/09                                        4,950         4,906
Structured Asset Securities Corp.
 Series 1997-LLI Class A1
  6.790% due 06/12/04                                        1,740         1,708
                                                                         -------
                                                                         300,834
                                                                         -------

NON-US BONDS - 0.3%
Banque Centrale de Tunisie
  7.500% due 08/06/09                                  TND   1,700         1,563
New Zealand, Government of
  10.000% due 03/15/02                                 NZD     900           460
 Series 403
  5.500% due 04/15/03                                  NZD   1,000           466
                                                                         -------
                                                                           2,489
                                                                         -------

UNITED STATES GOVERNMENT AGENCIES - 8.5%
Federal Home Loan Bank
  5.570% due 08/17/00                                        5,000         4,986
  5.625% due 03/19/01                                          200           198
  6.450% due 03/13/02 (a)                                    4,250         4,196
  5.233% due 11/17/03                                        1,600         1,502
  5.790% due 04/27/09                                        2,580         2,309
Federal Home Loan Mortgage Corp.
  7.000% due 02/15/03                                          685           682
  6.875% due 01/15/05                                        3,750         3,696
  5.750% due 03/15/09                                        1,250         1,123
  7.000% due 03/15/10                                        7,265         7,112
  6.750% due 09/15/29                                        4,750         4,481
Federal National Mortgage Association
  6.625% due 01/15/02                                        1,105         1,097
  6.250% due 11/15/02                                          900           882
  6.250% due 11/20/02                                        1,335         1,302
  5.750% due 04/15/03                                        4,160         4,005
  6.100% due 06/26/03                                          505           487
  6.010% due 07/17/03                                        2,000         1,920
  6.940% due 03/19/07                                        1,065         1,019
  6.750% due 07/30/07                                          365           347
  6.900% due 08/21/07                                        2,155         2,054
  7.250% due 01/15/10                                        5,000         4,985
  6.210% due 08/06/38                                        2,850         2,450
Federal National Mortgage Association
 Series B
  5.300% due 11/13/03                                        1,600         1,502

                                                      Diversified Bond Fund  129

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
Government Backed Trust Certificates
 Series 1-C
  9.250% due 11/15/01                                       1,056         1,078
 Series T-3
  9.625% due 05/15/02 (a)                                     277           274
Resolution Funding Corp.
 Series A
  8.875% due 07/15/20                                       1,855         2,251
  8.625% due 01/15/21                                         715           874
  8.625% due 01/15/30                                         390           484
Tennessee Valley Authority
 Series A
  6.375% due 06/15/05                                       2,730         2,625
 Series
  6.250 due 12/15/17                                          610           545
  6.750% due 11/01/25                                       2,900         2,826
                                                                       --------
                                                                         63,292
                                                                       --------

UNITED STATES GOVERNMENT TREASURIES - 15.4%

United States Treasury Bond
 Principal Strip
  8.750% due 05/15/20                                         700           208
  8.000% due 11/15/21                                      10,200         2,787
United States Treasury Bonds
  10.750% due 08/15/05                                      5,900         6,965
  11.750% due 02/15/10                                        940         1,130
  12.750% due 11/15/10                                      6,170         7,857
  12.000% due 08/15/13                                      7,940        10,611
  13.250% due 05/15/14                                        680           981
  12.500% due 08/15/14                                      4,620         6,471
  11.250% due 02/15/15                                      1,110         1,624
  9.875% due 11/15/15                                         695           935
  9.250% due 02/15/16                                       1,250         1,608
  8.875% due 08/15/17                                       5,255         6,648
  8.875% due 02/15/19                                       8,345        10,674
  8.125% due 05/15/21                                       5,100         6,186
  8.125% due 08/15/21                                       7,810         9,485
  8.000% due 11/15/21                                         200           241
  6.875% due 08/15/25                                          25            27
  6.375% due 08/15/27                                      10,990        11,222
  6.250% due 05/15/30                                         300           312
United States Treasury Notes
  7.500% due 11/15/01                                       5,210         5,269
  6.250% due 01/31/02                                         715           709
  3.625% due 07/15/02 (d)                                   1,100         1,098
  5.875% due 09/30/02                                          70            69
  5.750% due 11/30/02                                         830           812
  5.750% due 04/30/03                                       4,540         4,437
  5.750% due 08/15/03                                       1,305         1,272
  7.875% due 11/15/04                                       1,225         1,285
  7.500% due 02/15/05                                          90            93
  6.875% due 05/15/06                                       1,590         1,616
  6.500% due 10/15/06                                       2,955         2,949
  3.375% due 01/15/07                                       2,662         2,564
  6.625% due 05/15/07                                          25            25
  3.625% due 01/15/08                                       2,101         2,047
  5.625% due 05/15/08                                         820           779
  3.875% due 01/15/09                                       4,250         4,209
  6.000% due 08/15/09                                         200           195
                                                                       --------
                                                                        115,400
                                                                       --------

YANKEE BONDS - 2.7%
Abbey National PLC
  6.700% due 06/29/49 (a)                                   2,125         1,895
African Development Bank
  9.750% due 12/15/03                                         325           348
  6.750% due 10/01/04                                         300           292
  6.875% due 10/15/15                                       1,245         1,163
  8.800% due 09/01/19                                         295           346
Canadian National Railway Co.
  6.800% due 07/15/18                                         450           393
Carter Holt Harvey, Ltd.
  8.875% due 12/01/04                                         350           359
Diageo Capital PLC
  6.125% due 08/15/05                                       1,800         1,684
Hydro Quebec
 Series GH
  8.250% due 04/15/26                                         505           532
International American
 Development Bank
  6.950% due 08/01/26                                         155           152
Italy, Republic of
  6.875% due 09/27/23                                         150           147
Manitoba, Province of
 Series CB
  8.800% due 01/15/20                                         200           225
 Series CD
  9.250% due 04/01/20                                         200           235
National Westminster Bank PLC
  7.750% due 04/29/49 (c)                                   1,275         1,208
New Brunswick, Province of
  7.125% due 10/01/02                                         400           398
  9.750% due 05/15/20                                         190           235
Newfoundland, Province of
  10.000% due 12/01/20                                         90           111
Noranda Forest, Inc.
  6.875% due 11/15/05                                         250           225
Nova Scotia, Province of
  9.125% due 05/01/21                                         690           799
Pemex Finance, Ltd.
  6.125% due 11/15/03                                       3,000         2,906

130 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
Quebec, Province of
  8.800% due 04/15/03                                         500           518
 Series NN
  7.125% due 02/09/24                                         985           922
Royal Caribbean Cruises, Ltd.
  8.125% due 07/28/04                                         475           455
  7.250% due 03/15/18                                         640           541
  7.500% due 10/15/27                                         300           252
Saskatchewan, Province of
  8.000% due 07/15/04                                       1,045         1,065
Stagecoach Holdings PLC
  8.625% due 11/15/09                                          25            20
Trans-Canada Pipelines, Ltd.
  7.150% due 06/15/06                                         800           778
Tyco International Group SA
  6.375% due 06/15/05                                         700           651
United News & Media PLC
  7.250% due 07/01/04                                       1,100         1,063
                                                                       --------
                                                                         19,918
                                                                       --------

TOTAL LONG-TERM INVESTMENTS
(cost $767,869)                                                         746,335
                                                                       --------

                                                          NOTIONAL
                                                           AMOUNT
                                                           (000)
                                                             $
                                                          --------
OPTIONS PURCHASED - 0.0%
United States Treasury Bills (e)*
 May 100.66 Call                                            2,600            --
United States Treasury Bonds (e)*
 Aug 95.58 Call                                             1,450            36
 Sep 102.53 Call                                            1,100            16
 Sep 104.75 Call                                            1,000             9
United States Treasury Notes (e)*
 Aug 99.31 Call                                             1,900            62
 Sep 102.52 Call                                            1,050            17
 Oct 100.83 Call                                            1,250            40
                                                                       --------

TOTAL OPTIONS PURCHASED
(cost $166)                                                                 180
                                                                       --------

                                                           NUMBER
                                                             OF
                                                           SHARES
                                                          --------
PREFERRED STOCKS - 0.3%
Credit Lyonnais Capital S.C.A. - ADR                       60,000         1,440
Equity Office Properties Trust
 Series B                                                  22,000           839
                                                                       --------

TOTAL PREFERRED STOCKS
(cost $2,605)                                                             2,279
                                                                       --------


                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                        -----------     --------
SHORT-TERM INVESTMENTS - 8.3%
Dominion Resources, Inc.
 6.100% due 01/26/01                                        1,100         1,100
Frank Russell Investment Company
 Money Market Fund,
 due on demand (f)                                         60,667        60,667
                                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(cost $61,767)                                                           61,767
                                                                       --------

TOTAL INVESTMENTS - 108.5%
(identified cost $832,407)                                              810,560

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (8.5%)                                 (63,188)
                                                                       --------


NET ASSETS - 100.0%                                                     747,372
                                                                       ========


*  Each contract represents $100,000 notional value.
(a)  Adjustable or floating rate security.
(b)  Forward commitment.
(c)  Perpetual floating rate note.
(d)  Held as collateral in connection with options written by the Fund.
(e)  Nonincome producing security.
(f)  At amortized cost, which approximates market.
(g)  Represents notional amounts.

Abbreviations:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage obligation
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Anounced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
ITL - Italian lira
NZD - New Zealand dollar
TND - Tunisian dinar
USD - US dollar

 See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 131

DIVERSIFIED BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                             NOTIONAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
OPTIONS WRITTEN                                             ----------  --------
United States Treasury Bills*
  May 104.66 Call                                               2,600         --
  May 97.28 Put                                                 2,600          5
United States Treasury Bonds*
  Aug 98.68 Call                                                1,450         14
  Sep 103.13 Put                                                1,000         25
United States Treasury Notes*
  Aug 103.13 Call                                               1,900         21
  Sep 106.53 Call                                               1,100          4
  Sep 100.50 Put                                                1,050         13
  Sep 99.02 Put                                                 1,100         11
  Oct 98.27 Put                                                 1,250         15
                                                                        --------
Total Liability for Options Written
  (premiums received $132)                                                   108
                                                                        ========

*    Each contract represents $100,000 notional value.


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS


                                                                 UNREALIZED
 CONTRACTS TO         IN EXCHANGE                               APPRECIATION
   DELIVER                FOR                SETTLEMENT        (DEPRECIATION)
    (000)                (000)                  DATE                (000)
----------------    ----------------      ----------------    ----------------
EUR        1,776    USD        1,683          05/23/00        $             34
                                                              ================


See accompanying notes which are an integral part of the financial statements.


132  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $832,407) ....................... $      810,560
Cash ...................................................................            510
Unrealized appreciation on foreign currency exchange spot contracts ....             34
Receivables:
  Dividends and interest ...............................................          9,484
  Investments sold (regular settlement) ................................         27,257
  Investments sold (delayed settlement) ................................          2,687
  Fund shares sold .....................................................          1,137
  From Advisor .........................................................             42
Prepaid expenses .......................................................             11
                                                                         --------------
     Total assets ......................................................        851,722

LIABILITIES
Payables:
  Investments purchased (regular settlement) ............ $       31,883
  Investments purchased (delayed settlement) ............         71,211
  Fund shares redeemed ..................................            674
  Accrued fees to affiliates ............................            345
  Other accrued expenses ................................            129
Options written, at market value (premiums
  received $132) ........................................            108
                                                          --------------
     Total liabilities .................................................        104,350
                                                                         --------------
NET ASSETS                                                               $      747,372
                                                                         ==============
NET ASSETS CONSIST OF:
Undistributed net investment income .................................... $        4,011
Accumulated net realized gain (loss) ...................................        (32,860)
Unrealized appreciation (depreciation) on:
  Investments ..........................................................        (21,847)
  Options written ......................................................             24
  Foreign currency-related transactions ................................             52
Shares of beneficial interest ..........................................            343
Additional paid-in capital .............................................        797,649
                                                                         --------------
NET ASSETS.............................................................. $      747,372
                                                                         ==============
Net Asset Value, offering and redemption price per share:
  Class C ($5,238,090 divided by 235,876 shares of $.01 par value
     shares of beneficial interest outstanding)......................... $        22.21
                                                                         ==============
  Class E ($3,785,584 divided by 170,391 shares of $.01 par value
     shares of beneficial interest outstanding)......................... $        22.22
                                                                         ==============
  Class S ($738,348,707 divided by 33,851,821 shares of $.01 par value
     shares of beneficial interest outstanding)......................... $        21.81
                                                                         ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 133

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                           FOUR MONTHS ENDED
                                                             APRIL 30, 2000        YEAR ENDED
                                                              (UNAUDITED)      DECEMBER 31, 1999
                                                           -----------------   -----------------
INVESTMENT INCOME
  Interest ............................................... $          16,649   $          49,620
  Dividends from Money Market Fund .......................               902               3,655
  Dividends ..............................................                99                 226
                                                           -----------------   -----------------

     Total investment income .............................            17,650              53,501
                                                           -----------------   -----------------
EXPENSES
  Advisory fees ..........................................               996               3,277
  Administrative fees ....................................               127                 419
  Custodian fees .........................................               186                 529
  Distribution fees - Class C ............................                12                  19
  Transfer agent fees ....................................               182                 598
  Professional fees ......................................                19                  48
  Registration fees ......................................                23                 138
  Shareholder servicing fees - Class C ...................                 4                   6
  Shareholder servicing fees - Class E ...................                 3                  12
  Trustees' fees .........................................                 6                   9
  Miscellaneous ..........................................                18                  79
                                                           -----------------   -----------------

     Total expenses ......................................             1,576               5,134
                                                           -----------------   -----------------

Net investment income ....................................            16,074              48,367
                                                           -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ............................................            (4,605)            (18,318)
  Options written ........................................              (134)                434
  Foreign currency-related transactions ..................               186                  42
                                                           -----------------   -----------------
                                                                      (4,553)            (17,842)
                                                           -----------------   -----------------

Net change in unrealized appreciation (depreciation) on:
  Investments ............................................             1,795             (41,035)
  Options written ........................................               165                (243)
  Foreign currency-related transactions ..................                52                  --
                                                           -----------------   -----------------
                                                                       2,012             (41,278)
                                                           -----------------   -----------------

Net realized and unrealized gain (loss) ..................            (2,541)            (59,120)
                                                           -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .... $          13,533   $         (10,753)
                                                           =================   =================

See accompanying notes which are an integral part of the financial statements.

134  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                    FOUR MONTHS ENDED
                                                                     APRIL 30, 2000         YEAR ENDED          YEAR ENDED
                                                                       (UNAUDITED)      DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                    -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income ........................................... $          16,074   $          48,367   $          45,167
  Net realized gain (loss) ........................................            (4,553)            (17,842)             15,381
  Net change in unrealized appreciation (depreciation) ............             2,012             (41,278)               (183)
                                                                    -----------------   -----------------   -----------------
     Net increase (decrease) in net assets from operations ........            13,533             (10,753)             60,365
                                                                    -----------------   -----------------   -----------------
DISTRIBUTIONS
  From net investment income
     Class C ......................................................               (79)               (122)                 --
     Class E ......................................................               (63)               (255)               (241)
     Class S ......................................................           (11,921)            (48,247)            (45,737)
  From net realized gain
     Class C ......................................................                --                  (2)                 --
     Class E ......................................................                --                 (29)                (67)
     Class S ......................................................                --              (4,549)            (11,680)
  Tax return of capital
     Class S ......................................................                --                (880)                 --
                                                                    -----------------   -----------------   -----------------

        Net decrease in net assets from distributions .............           (12,063)            (54,084)            (57,725)
                                                                    -----------------   -----------------   -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ...           (28,063)             25,338             121,024
                                                                    -----------------   -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................           (26,593)            (39,499)            123,664

NET ASSETS
  Beginning of period .............................................           773,965             813,464             689,800
                                                                    -----------------   -----------------   -----------------
  End of period (including undistributed net investment income of
     $4,011 at April 30, 2000) .................................... $         747,372   $         773,965   $         813,464
                                                                    =================   =================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 135

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2000*        1999**
                                                        ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD .................. $    22.24   $    24.00
                                                        ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a) ...........................        .40         1.03
  Net realized and unrealized gain (loss) .............       (.08)       (1.61)
                                                        ----------   ----------

     Total income from operations .....................        .32         (.58)
                                                        ----------   ----------
DISTRIBUTIONS
  From net investment income ..........................       (.35)       (1.05)
  From net realized gain ..............................         --         (.13)
                                                        ----------   ----------

     Total distributions ..............................       (.35)       (1.18)
                                                        ----------   ----------
NET ASSET VALUE, END OF PERIOD ........................ $    22.21   $    22.24
                                                        ==========   ==========

TOTAL RETURN (%)(b) ...................................       1.44        (2.47)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ............      5,238        4,652

  Ratios to average net assets (%)(c):
     Operating expenses ...............................       1.62         1.62
     Net investment income ............................       5.36         4.88

  Portfolio turnover rate (%) .........................      74.47       152.23

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

136  Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------
                                               2000*       1999       1998       1997       1996**
                                             ---------   --------   --------   --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....... $   22.23   $  23.92   $  24.06   $  22.98   $    23.16
                                             ---------   --------   --------   --------   ----------
INCOME FROM OPERATIONS
  Net investment income (a) ................       .45       1.30       1.32       1.22          .25
  Net realized and unrealized gain (loss) ..      (.07)     (1.65)       .45        .66         (.09)
                                             ---------   --------   --------   --------   ----------

  Total income from operations .............       .38       (.35)      1.77       1.88          .16
                                             ---------   --------   --------   --------   ----------
DISTRIBUTIONS
  From net investment income ...............      (.39)     (1.21)     (1.56)      (.72)        (.34)
  From net realized gain ...................        --       (.13)      (.35)      (.08)          --
                                             ---------   --------   --------   --------   ----------

     Total distributions ...................      (.39)     (1.34)     (1.91)      (.80)        (.34)
                                             ---------   --------   --------   --------   ----------

NET ASSET VALUE, END OF PERIOD ............. $   22.22   $  22.23   $  23.92   $  24.06   $    22.98
                                             =========   ========   ========   ========   ==========

TOTAL RETURN (%)(b) ........................      1.72      (1.51)      7.63       8.35          .67

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..     3,786      3,639      4,703      2,469          962
  Ratios to average net assets (%)(c):
     Operating expenses ....................       .87        .87        .98       1.29         1.31
     Net investment income .................      6.11       5.49       5.42       5.64         5.75
  Portfolio turnover rate (%) ..............     74.47     152.23     216.88     172.43       138.98

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                       Diversified Bond Fund 137

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------
                                               2000*       1999       1998       1997       1996         1995
                                             ---------   --------   --------   --------   ----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ....... $   21.77   $  23.53   $  23.43   $  22.97   $    23.69   $  21.53
                                             ---------   --------   --------   --------   ----------   --------
INCOME FROM OPERATIONS
  Net investment income (a) ................       .46       1.31       1.38       1.45         1.47       1.54
  Net realized and unrealized gain (loss) ..      (.08)     (1.60)       .47        .56         (.71)      2.18
                                             ---------   --------   --------   --------   ----------   --------

     Total income from operations ..........       .38       (.29)      1.85       2.01          .76       3.72
                                             ---------   --------   --------   --------   ----------   --------
DISTRIBUTIONS
  From net investment income ...............      (.34)     (1.32)     (1.40)     (1.47)       (1.48)     (1.56)
  From net realized gain ...................        --       (.13)      (.35)      (.08)          --         --
  Tax return of capital ....................        --       (.02)        --         --           --         --
                                             ---------   --------   --------   --------   ----------   --------

     Total distributions ...................      (.34)     (1.47)     (1.75)     (1.55)       (1.48)     (1.56)
                                             ---------   --------   --------   --------   ----------   --------

NET ASSET VALUE, END OF PERIOD ............. $   21.81   $  21.77   $  23.53   $  23.43   $    22.97   $  23.69
                                             =========   ========   ========   ========   ==========   ========

TOTAL RETURN (%)(b)(c) .....................      1.77      (1.26)      8.09       9.09         3.43      17.76

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..   738,348    765,674    808,761    687,331      554,804    513,808
  Ratios to average net assets (%)(b)(d):
     Operating expenses ....................       .61        .61        .57        .60          .61        .59
     Net investment income .................      6.36       5.78       5.83       6.35         6.46       6.69
  Portfolio turnover rate (%) ..............     74.47     152.23     216.88     172.43       138.98     135.85

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For the periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

138  Diversified Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------
LONG-TERM INVESTMENTS - 107.0%
ASSET-BACKED SECURITIES - 7.1%
ACLC Franchise Loan Receivables
  Series 1997-B Class A1
   6.728% due 04/15/14                               919                 872
Arcadia Automobile Receivables Trust
  Series 1997-D Class A3
   6.200% due 05/15/03                               378                 376
Caterpillar Financial Asset Trust
  Series 1999-A Class A2
   5.900% due 03/25/02                               468                 467
Centex Home Equity
  Series 1999-2 Class A1
   5.910% due 04/25/19                               421                 416
Chase Credit Card Master Trust
  Series 1997-3 Class A
   6.777% due 05/15/07                             2,197               2,160
Chase Manhattan Auto Owner Trust
  Series 1998-A Class A3
   5.700% due 09/17/01                               402                 402
Citibank Credit Card Master Trust I
  Series 1999-1 Class B
   5.750% due 02/15/06                             1,205               1,130
Conseco Finance
  Series 1999-H Class AF1
   6.450% due 12/15/29                               443                 441
  Series 2000-B Class AF1
   6.940% due 11/15/14 (b)                           516                 510
Conseco Finance
  Securitizations Corp.
  Series 2000-1 Class A1
   6.840% due 05/01/31                               548                 546
Contimortgage Home Equity
  Loan Trust
  Series 1999-3
   6.420% due 04/25/14                               637                 633
Cross Country Master Credit Card
  Trust II
  Series 1999-1 Class A
   6.630% due 09/15/05 (b)                         1,700               1,700
Daimler-Benz Auto Grantor Trust
  Series 1997-A Class A
   6.050% due 03/31/05                               542                 537
Daimler-Benz Vehicle Trust
  Series 1998-A Class A3
   5.160% due 01/20/03                             1,000                 991
Discover Card Master Trust I
  Series 1998-7 Class A
   5.600% due 05/15/06                               485                 458
  Series 1999-6 Class A
   6.850% due 07/17/07                               650                 634
Duck Automobile Grantor Trust
  Step-Up Bond
  Series 1999-B Class A
   6.450% due 04/15/04 (b)                         1,016               1,013
EQCC Home Equity Loan Trust
  Series 1999-1 Class A1F
   5.770% due 05/20/10                               178                 176
  Series 1999-3 Class A1F
   6.548% due 04/25/10                               166                 152
Federal Housing Authority
   7.430% due 07/01/22                             1,572               1,495
First Plus Home Loan Trust
  Step-Up Bond
  Series 1998-5 Class A3
   6.060% due 09/10/11 (b)                         1,975               1,968
Ford Credit Automobile Owner Trust
  Series 1998-A Class A3
   5.650% due 10/15/01                                77                  77
  Series 1998-B Class A3
   5.850% due 10/15/01                               300                 299
  Series 1999-B Class A3
   5.470% due 09/15/01                               722                 720
  Series 1999-C Class A3
   5.770% due 11/15/01                             1,145               1,141
  Series 1999-D Class A3
   6.200% due 04/15/02                             1,018               1,014
  Series 2000-A Class A5
   7.190% due 03/15/04                             1,100               1,096
General Motors Acceptance Corp.
  Grantor Trust
  Series 1997-A Class A
   6.500% due 04/15/02                               306                 304
GMAC Commercial Mortgage
  Securities, Inc.
  Series 1996-C1 Class F
   7.860% due 11/15/06                               500                 418
Green Tree Financial Corp.
  Series 1998-1 Class A2
   5.850% due 11/01/29                               167                 166
Green Tree Home Improvement
  Loan Trust
  Series 1998-E Class HIA1
   5.907% due 08/15/07                               427                 426
Green Tree Lease Finance LLC
  Series 1997-1 Class A3
   6.170% due 09/20/05                               294                 293
Greenpoint Manufactured Housing
  Series 1999-5 Class A1
   6.750% due 04/15/11 (b)                           448                 445

140 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
   8.869% due 11/25/24 (b)                            20                  20
Harley-Davidson Eaglemark
  Motorcycle Trust
  Series 1998-2 Class A1
   5.770% due 09/16/02                               445                 444
  Series 1999-3 Class A1
   6.220% due 02/15/04                               391                 389
Household Home Equity Loan Trust
  Series 1999-1 Class A1
   6.830% due 12/20/16 (b)                           369                 368
MBNA Master Credit Card Trust
  Series 1999-B Class A
   5.900% due 08/15/11                             1,709               1,540
  Series 1999-J Class A
   7.000% due 02/15/12                             1,600               1,552
MMCA Auto Owner Trust
  Series 1999-1 Class A2
   5.430% due 01/15/04                               251                 250
  Series 1999-2 Class A1
   6.300% due 06/15/02                               517                 516
Nissan Auto Receivables
  Grantor Trust
  Series 1998-A Class A
   5.450% due 04/15/04                               398                 393
Nissan Auto Receivables Owner Trust
  Series 2000-A Class A2
   6.730% due 05/15/02                               600                 599
Peco Energy Transition Trust
  Series 2000-A Class A3
   7.625% due 03/01/10                               375                 374
Premier Auto Trust
   6.400% due 10/06/01                               213                 213
  Series 1998-5 Class A3
   5.070% due 07/08/02                               459                 454
  Series 1999-2 Class A2
   5.280% due 11/08/01                               330                 329
  Series 1999-3 Class A2
   5.820% due 02/08/02                               533                 531
Residential Asset Securities Corp.
  Series 1999-KS2 Class AI1
   6.225% due 04/25/14 (b)                           169                 168
Student Loan Marketing Association
  Series 1996-4 Class A1
   6.280% due 07/25/04 (b)                         1,578               1,570
  Series 1997-3 Class A1
   6.400% due 04/25/06 (b)                         1,623               1,616
The Money Store Home Equity Trust
  Series 1998-B Class AF3
   6.040% due 08/15/17                             2,874               2,857
Toyota Auto Receivables Owner Trust
  Series 1999-A Class A2
   5.800% due 12/17/01                               275                 274
USAA Auto Loan Grantor Trust
  Series 1997-1 Class A
   6.000% due 05/15/04                               553                 549
WFS Financial Owner Trust
  Series 1998-C Class A2
   5.524% due 08/20/01                               103                 103
  Series 1998-C Class A3
   5.650% due 11/20/02 (b)                         3,000               2,976
                                                                  ----------
                                                                      41,561
                                                                  ----------

CORPORATE BONDS AND NOTES - 34.7%
AAG Holding Co., Inc.
   6.875% due 06/01/08                               450                 409
Abitibi-Consolidated Finance
   7.875% due 08/01/09                               514                 483
Adelphia Business Solutions
  12.000% due 11/01/07                                65                  66
Adelphia Communications Corp.
   7.875% due 05/01/09                                65                  55
   9.375% due 11/15/09                               410                 381
Advantica Restaurant Group, Inc.
  11.250% due 01/15/08                                25                  16
Agrilink Foods, Inc.
  11.875% due 11/01/08                                70                  62
Ahold Finance USA, Inc.
   6.250% due 05/01/09                             1,025                 892
   6.875% due 05/01/29                               350                 288
Airgate Pcs, Inc.
  Step-Up Bond
  Zero Coupon due 10/01/09 (b)                        40                  23
Albertson's, Inc.
   7.450% due 08/01/29                               510                 475
Allied Waste North America
  Series B
  10.000% due 08/01/09                                30                  20
   7.375% due 01/01/04                               550                 470
   7.625% due 01/01/06                             1,025                 794
   7.875% due 01/01/09                                30                  23
American Airlines, Inc.
   9.710% due 01/02/07 (b)                           283                 285
  Series 1990-H
   9.800% due 01/02/08                             1,190               1,260

                                                     Multistrategy Bond Fund 141

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

American General Corp.
   7.500% due 07/15/25                               110                 103
American General
  Institutional Capital
  Series B
   8.125% due 03/15/46                             1,260               1,177
American Restaurant Group, Inc.
  Series B
  11.500% due 02/15/03                                45                  32
American Standard, Inc.
  Series GBP
   8.250% due 06/01/09                                35                  54
AMR Corp.
   9.950% due 03/07/01                             1,000               1,017
Amresco, Inc.
  Series 98-A
   9.875% due 03/15/05                               650                 436
Amtrol, Inc.
  10.625% due 12/31/06                                45                  43
APP Global Finance, Ltd.
  10.526% due 10/04/01 (b)                         2,650               1,977
Aramark Corp.
   6.750% due 08/01/04                             1,450               1,324
Arco Chemical Co.
   9.800% due 02/01/20                                65                  59
ARG Funding Corp.
  Series 1999-1A Class A3
   6.020% due 05/20/05 (b)                         1,825               1,728
ASAT Finance LLC
  12.500% due 11/01/06                                20                  21
AT&T Capital Corp.
   7.000% due 08/15/01                             5,700               5,671
   7.110% due 09/13/01 (b)                         2,650               2,636
AT&T Corp.
   6.500% due 03/15/29                               610                 515
Avon Products Inc.
   7.150% due 11/15/09                               510                 480
AXA Financial, Inc.
   6.500% due 04/01/08                               250                 229
   7.000% due 04/01/28                               420                 369
Banc One Corp.
   7.625% due 10/15/26                               305                 260
   8.000% due 04/29/27                               150                 147
Banesto Delaware, Inc.
   8.250% due 07/28/02                               500                 501
Bank of America Corp.
   6.170% due 03/05/01 (b)                         5,000               4,994
Bank One Corp.
  Series A
   6.000% due 02/17/09                               175                 153
BankBoston NA
   6.375% due 04/15/08                               495                 449
Bankers Trust Corp.
   6.200% due 05/11/03 (b)                         2,000               1,995
Bay View Capital Corp.
   9.125% due 08/15/07                               230                 173
BellSouth Telecommunications, Inc.
   6.375% due 06/01/28                               595                 491
Beneficial Corp.
   6.500% due 04/02/02 (b)                         2,000               1,998
Brazil, Republic of
   8.000% due 04/15/14                               273                 196
British Aerospace PLC
   7.450% due 03/03/39 (b)                           100                 151
Budget Group, Inc.
   9.125% due 04/01/06                                30                  24
Buhrmann US, Inc.
  12.250% due 11/01/09                                65                  67
Building Materials Corp.
   8.000% due 10/15/07                               650                 556
Building One Services Corp.
  10.500% due 05/01/09                                60                  54
Burlington Northern Santa Fe
   6.700% due 08/01/28                               400                 330
Charter Communications
  Holdings, LLC
   8.250% due 04/01/07                               750                 671
Chase Manhattan Corp.
   7.000% due 11/15/09                               510                 479
Cheasapeake Energy
   9.625% due 05/01/05                                60                  58
Chippac Intl., Ltd.
  12.750% due 08/01/09                                45                  47
Cincinnati Financial Corp.
   6.900% due 05/15/28                             1,000                 867
CIT Group, Inc.
   7.125% due 10/15/04                               165                 161
Citibank Mxn Linked Deposit
  Zero Coupon due 12/03/01                            40                  40
Citicorp
   6.189% due 08/13/02 (b)                         2,000               1,997
   6.375% due 11/15/08                             1,046                 957
CK Witco Corp.
   8.500% due 03/15/05                               850                 848

142 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

CMS Energy Corp.
   7.500% due 01/15/09                               435                 380
Coastal Corp.
   6.569% due 03/01/02 (b)                         3,000               3,000
   6.200% due 05/15/04                             1,850               1,743
Coca Cola Enterprises PLC
   6.750% due 03/12/08                                80                 122
Colo.Com
  Series UNIT
  13.875% due 03/15/10                                20                  20
Columbia/HCA Healthcare Corp.
   8.020% due 08/05/02                             2,000               1,938
   7.190% due 11/15/15                               250                 204
   7.500% due 12/15/23                               645                 523
Comcast Cable Communications
   8.375% due 05/01/07                                55                  56
Comcast Corp.
   7.625% due 02/15/08                               100                  96
Commercial Federal Corp.
   7.950% due 12/01/06                               100                  95
Comstock Res, Inc.
  11.250% due 05/01/07                                55                  54
Conmed Corp.
   9.000% due 03/15/08                               350                 319
Connecticut Light & Power Co.
   7.875% due 10/01/24                               800                 799
Conoco, Inc.
   6.950% due 04/15/29                               735                 659
Courtyard Marriott II, Ltd.
  Series B
  10.750% due 02/01/08                                70                  69
Covad Communications Group
  12.000% due 02/15/10                                40                  38
Crescent Real Estate Equities
   7.000% due 09/15/02 (b)                           900                 816
   7.125% due 09/15/07 (b)                           525                 425
CSC Holdings, Inc.
   7.875% due 12/15/07                               690                 656
   7.250% due 07/15/08                               395                 360
  Series B
   8.125% due 07/15/09                               325                 321
   8.125% due 08/15/09                               200                 191
CSX Corp.
   6.800% due 12/01/28                             1,400               1,152
Cybernet Internet Services
  International
  14.000% due 07/01/09                                 5                   4
Dade International, Inc.
  Series B
  11.125% due 05/01/06                                30                  28
DaimlerChrysler North America
  Holding
   7.400% due 01/20/05                             1,625               1,602
Delphi Automotive Systems Corp.
   7.125% due 05/01/29                               415                 352
Delta Air Lines, Inc.
   7.700% due 12/15/05                               950                 903
   8.300% due 12/15/29                               575                 514
Dow Chemical Co.
   7.375% due 11/01/29                               490                 466
Dynegy, Inc.
   7.450% due 07/15/06                               519                 499
Echostar DBS Corp.
   9.375% due 02/01/09                                29                  28
Enron Corp.
   6.578% due 09/10/01 (b)                         3,000               2,995
EOP Operating LLP
   7.500% due 04/19/29                               510                 422
EOP Operating, L.P.
   6.500% due 01/15/04                             1,100               1,034
ERAC USA Finance Co.
   6.350% due 01/15/01                               725                 719
   8.250% due 05/01/05                               205                 202
Exide Corp.
   2.900% due 12/15/05                               750                 431
Extendicare Health Services, Inc.
   9.350% due 12/15/07                             1,150                 575
Fairchild Semiconductor Corp.
  10.375% due 10/01/07                                35                  35
Federated Department Stores, Inc.
   7.000% due 02/15/28                               245                 207
   6.900% due 04/01/29                               210                 175
Finova Capital Corp.
  Series EMTN
   6.441% due 06/18/03 (b)                         2,000               1,992
First Security Corp.
   5.875% due 11/01/03                             3,000               2,810
First Union Corp.
   6.950% due 11/01/04                             2,164               2,109
Firstworld Communications, Inc.
  Step-Up Bond
  Zero Coupon due 04/15/08 (b)                        35                  16
Fleet Boston Corp.
   7.375% due 12/01/09                               500                 480
Fleming Cos., Inc.
  Series B
  10.500% due 12/01/04                                20                  18
Florida Windstorm Underwriting
   7.125% due 02/25/19                               450                 422

                                                     Multistrategy Bond Fund 143

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Foamex LP Foamex Capital Corp.
  13.500% due 08/15/05                                25                  22
Ford Motor Co.
   6.625% due 10/01/28                               145                 124
Ford Motor Credit Co.
   8.200% due 02/15/02                             2,755               2,778
   6.224% due 02/13/03 (b)                         2,000               1,994
   6.310% due 05/21/04 (b)                         5,000               4,964
   6.700% due 07/16/04                             2,425               2,332
   7.500% due 03/15/05                               500                 494
   5.800% due 01/12/09                               500                 436
   7.375% due 10/28/09                               705                 681
Fuji JGB Investment, LLC
   9.870% due 12/31/49 (e)                           575                 560
Generac Portable Products, LLC
  11.250% due 07/01/06                                40                  38
General Electric Capital Corp.
  Series A
   7.250% due 02/01/05                             1,125               1,118
   7.375% due 01/19/10                               545                 544
General Motors Acceptance Corp.
   6.540% due 04/05/04 (b)                         2,000               2,020
   7.750% due 01/19/10                               470                 464
GEO Specialty Chemicals, Inc.
  10.125% due 08/01/08                                45                  39
Global Crossing Holdings, Ltd.
   9.125% due 11/15/06                               310                 301
   9.625% due 05/15/08                               450                 441
Global Tele-Systems, Ltd.
  11.500% due 12/15/07                                70                  30
Gold Eagle Capital, Ltd.
  11.453% due 04/15/01 (b)                           285                 285
Golden State Holdings
   7.125% due 08/01/05                             1,835               1,610
Goldman Sachs Group, Inc.
   6.340% due 02/22/02 (b)                         5,000               5,003
  Series B
   7.350% due 10/01/09                               500                 478
Grove Holdings, LLC
  Step-Up Bond
  Zero Coupon due 05/01/09 (b)                       250                  21
Grove Worldwide, LLC
   9.250% due 05/01/08                               150                  63
GS Escrow Corp.
   7.000% due 08/01/03                               425                 389
GTE Corp.
   6.940% due 04/15/28                               670                 587
GTE North, Inc.
   6.900% due 11/01/08                               195                 184
Halyard Re BV
  10.504% due 04/05/02 (b)                           300                 300
Hanger Orthopedic Group
  11.250% due 06/15/09                                10                   8
Harrahs Operating Co., Inc.
   7.500% due 01/15/09                               550                 509
Hartford Life, Inc.
   7.650% due 06/15/27                               220                 207
Health Care REIT, Inc.
   7.625% due 03/15/08                               575                 505
Heller Financial, Inc.
  Series I
   6.448% due 02/05/01 (b)                         2,000               2,006
Hertz Corp.
   7.625% due 08/15/07                               130                 127
High Voltage Engineering
  10.500% due 08/15/04                                45                  34
HMH Properties, Inc.
  Series A
   7.875% due 08/01/05                               430                 387
Home Interiors & Gifts, Inc.
  10.125% due 06/01/08                                60                  47
Honeywell International, Inc.
   7.500% due 03/01/10                               255                 252
Horseshoe Gaming Holding Corp.
   8.625% due 05/15/09                               925                 865
Household Finance Corp.
   7.875% due 03/01/07                               504                 499
   6.250% due 04/30/07                               400                  56
   5.875% due 02/01/09                               560                 484
   6.375% due 08/01/10                               235                 207
HSBC Capital Funding, L.P.
  10.176% due 12/31/49 (b)                           255                 264
Huntsman Corp.
   9.500% due 07/01/07                                55                  50
ICG Holdings, Inc.
  Step-Up Bond
  Zero Coupon due 05/01/06 (b)                        45                  36
Imperial Capital Trust I
  Series B
   9.980% due 12/31/26                               250                 219
Impress Metal Pack Holding
   9.875% due 05/29/07                                55                  26
Intermedia Communications Inc.
   8.600% due 06/01/08                               350                 319
Intermedia Communications, Inc.
  Series B
   8.500% due 01/15/08                               205                 187
International Business Machines Corp.
   6.500% due 01/15/28                               335                 296
Interpool Capital Trust
  Series B
   9.875% due 02/15/27                               415                 312

144 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

IPC Information Systems, Inc.
   Step-Up Bond
   Zero Coupon due 05/01/08 (b)                       40                  34
IT Group, Inc.
   Series B
   11.250% due 04/01/09                               50                  45
ITC Deltacom, Inc.
   11.000% due 06/01/07                               25                  26
    9.750% due 11/15/08                               20                  19
ITT Corp.
    6.250% due 11/15/00                            3,000               2,959
John Hancock Mutual Life
  Insurance Co.
   7.375% due 02/15/24                               350                 325
K Mart Funding Corp.
  Series F
   8.800% due 07/01/10                               460                 440
Kaufman and Broad Home Corp.
   7.750% due 10/15/04                               300                 277
Kroger Co.
   8.050% due 02/01/10                               475                 466
   7.250% due 06/01/09                               750                 704
LCI International, Inc.
   7.250% due 06/15/07                               850                 819
Leap Wireless
  12.500% due 04/15/10                                35                  34
Lear Corp.
   7.960% due 05/15/05                             1,850               1,701
Lehman Brothers Holdings Corp.
   7.145% due 11/30/06 (b)                         4,640               4,292
Lehman Brothers Holdings, Inc.
   6.625% due 04/01/04                             1,803               1,724
   7.625% due 06/01/06                               475                 467
  Series E
   7.190% due 04/02/02 (b)                         3,000               3,012
Lenfest Communications, Inc.
   8.375% due 11/01/05                               330                 330
Level 3 Communications, Inc.
  10.750% due 03/15/08                                45                  39
  11.000% due 03/15/08                               175                 169
  11.250% due 03/15/10                               100                  96
  Step-Up Bond
  Zero Coupon due 03/15/10 (b)                     1,700                 888
Lockheed Martin Corp.
   6.850% due 05/15/01                             5,000               4,960
   8.500% due 12/01/29                               445                 435
Lodgenet Entertainment Corp.
  10.250% due 12/15/06                                55                  55
Louisiana Land and Exploration Co.
   7.650% due 12/01/23                               494                 435
Lowes Cos., Inc.
   6.875% due 02/15/28                               535                 460
   6.500% due 03/15/29                               205                 168
Lucent Technologies, Inc.
   6.450% due 03/15/29                               340                 294
Luxfer Holdings PLC
  10.125% due 05/01/09                                30                  45
McLeodUSA, Inc.
   8.375% due 03/15/08                               825                 755
McLeodUSA, Inc.
  Step-Up Bond
  Zero Coupon due 03/01/07 (b)                       950                 760
Merrill Corp.
  Series Unit
   12.000% due 05/01/09                               52                  48
Merrill Lynch & Co.
  Series B
   6.189% due 06/04/01 (b)                         5,000               4,982
  Series E
   7.375% due 12/17/07                                80                 127
Merrill Lynch & Co., Inc.
   6.471% due 11/01/01 (b)                         5,000               4,996
   6.375% due 10/15/08                             1,000                 904
   6.875% due 11/15/18                               605                 535
Metromedia Fiber Network, Inc.
  10.000% due 12/15/09                                20                  19
MGC Communications, Inc.
  13.000% due 04/01/10                                55                  52
MMI Capital Trust I
  Series B
   7.625% due 12/15/27                             1,225               1,006
Morgan Stanley Dean Witter & Co.
  Series C
   5.820% due 06/19/00 (b)                         3,000               2,962
Namazu Re, Ltd.
  10.609% due 12/02/04 (b)                           285                 281
Nationsbank Corp.
   6.800% due 03/15/28                               450                 385
Neff Corp.
  10.250% due 06/01/08                                60                  49
New England Education Loan Marketing
  Corp
   6.310% due 06/11/01 (b)                         4,000               3,997
News America Holdings, Inc.
   8.875% due 04/26/23                               275                 278
News America, Inc.
   7.300% due 04/30/28                               250                 216

Multistrategy Bond Fund 145

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Nextel Communications, Inc.
   9.950% due 02/15/08                               425                 298
  Step-Up Bond
  Zero Coupon due 09/15/07 (b)                       855                 646
NEXTLINK Communications, Inc.
  10.750% due 11/15/08                             1,000                 980
  10.750% due 06/01/09                                35                  34
  Step-Up Bond
  Zero Coupon due 04/15/08 (b)                       625                 381
  Step-Up Bond
  Zero Coupon due 06/01/09 (b)                       400                 234
Niagara Mohawk Power Corp.
   8.750% due 04/01/22                               500                 502
  Series B
   7.000% due 10/01/00                             2,268               2,264
Norfolk Southern Corp.
   7.050% due 05/01/37                             1,110               1,071
North American Van Lines, Inc.
  13.375% due 12/01/09                                75                  71
Northpoint Communication
  Group, Inc.
  12.875% due 02/15/10                                40                  36
NTL Communications Corp.
   9.250% due 11/15/06                                55                  50
Ocwen Capital Trust
  10.875% due 08/01/27                               300                 168
Official Information Co.
  Series B
  10.375% due 11/01/07                                35                  33
Oil Purchase Co.
   7.100% due 04/30/02                               209                 196
Orion Power Holdings, Inc.
  12.000% due 05/01/10                                50                  50
Orius Capital Corp.
  12.750% due 02/01/10                                40                  40
Paine Webber Group, Inc.
   6.450% due 12/01/03                               500                 474
   6.375% due 05/15/04                               425                 398
Park Place Entertainment Corp.
   8.500% due 11/15/06                               250                 243
   9.375% due 02/15/07                               400                 396
Paxson Communications Corp.
  11.625% due 10/01/02                               550                 567
Penhall International Corp.
  12.000% due 08/01/06                                30                  29
Penn National Gaming, Inc.
  10.625% due 12/15/04                                40                  40
Pentacon, Inc.
  Series B
  12.250% due 04/01/09                                25                  13
Petro Stopping Centers
  10.500% due 02/01/07                                50                  44
Pharmacia Corp.
   6.600% due 12/01/28                               570                 485
Phoenix Color Corp.
  10.375% due 02/01/09                                60                  53
Plains Resources, Inc.
  Series B
  10.250% due 03/15/06                                 5                   5
  Series E
  10.250% due 03/15/06                                55                  53
PNC Funding Corp.
   6.125% due 02/15/09                               105                  93
   7.500% due 11/01/09                               430                 412
Polestar Corp.
  10.500% due 05/30/08                                25                  38
Precision Partners, Inc.
  12.000% due 03/15/09                                15                  10
Premier Parks, Inc.
   9.750% due 06/15/07                               225                 214
  Step-Up Bond
  Zero Coupon due 04/01/08 (b)                       375                 247
Procter & Gamble Co.
   6.600% due 12/15/04                             1,195               1,156
Prudential Insurance Co. of America
   6.875% due 04/15/03                               700                 686
   6.375% due 07/23/06                               475                 435
PSEG Energy Holdings
   9.125% due 02/10/04                               300                 299
Psinet, Inc.
  11.500% due 11/01/08                               145                 131
PX Escrow Corp.
  Step-Up Bond
  Zero Coupon due 02/01/06 (b)                     1,275                 650
Qwest Communications International, Inc.
  Series B
   7.250% due 11/01/08                               200                 188
Railworks Corp.
  11.500% due 04/15/09                                70                  66
Raytheon Co.
   8.200% due 03/01/06                               415                 406
RBF Finance Co.
  11.000% due 03/15/06                                35                  37
Regional Independent Media
  12.875% due 07/01/08                                25                  27
Republic Services, Inc.
   7.125% due 05/15/09                               175                 145
Resolution Funding Corp.
  Principal Strip
  Zero Coupon due 01/15/21                         1,232                 324

146 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Revlon Consumer Products Corp.
   8.625% due 02/01/08                               675                 327
Rhythms Netconnections, Inc.
  12.750% due 04/15/09                                20                  17
Rockwell International Corp.
   6.700% due 01/15/28                               400                 350
Rose Hills Corp.
   9.500% due 11/15/04                               500                 310
RSL Communications PLC
  12.875% due 03/01/10                                 5                   5
Sabreliner Corp.
  11.000% due 06/15/08                                25                  21
Saks, Inc.
   7.375% due 02/15/19                               320                 235
Salomon, Inc.
   6.356% due 11/28/00                                45                  45
   6.000% due 12/03/02 (b)                            51                  49
Seagate Technology, Inc.
   7.450% due 03/01/37                               850                 673
Seismic, Ltd.
  10.790% due 01/01/02                               320                 320
Sempra Energy
   7.950% due 03/01/10                               350                 341
Shopping Center Associates
   7.625% due 05/15/05                               500                 477
Simon Debartolo Group, LP
   6.625% due 06/15/03                               500                 473
Smithfield Foods, Inc.
   7.625% due 02/15/08                               325                 283
Societe Generale
   7.850% due 04/29/49  (e)                          425                 400
Spectrasite Holdings, Inc.
  Zero Coupon due 03/15/10                            75                  39
Spieker Properties, L.P.
   6.950% due 12/15/02                               500                 489
Spintab AB
   7.500% due 06/15/04                               800                  94
Sprint Capital Corp.
   6.875% due 11/15/28                               519                 453
Sterling Chemicals, Inc.
  Series A
  11.250% due 04/01/07                                10                   9
Suntrust Banks, Inc.
   7.750% due 05/01/10                               180                 178
Tele-Communications, Inc.
   6.855% due 09/11/00 (b)                         2,000               1,999
Tenet Healthcare Corp.
   7.875% due 01/15/03                                50                  49
   6.000% due 12/01/05                               725                 590
  Series B
   7.625% due 06/01/08                               375                 343
Time Warner, Inc.
   7.975% due 08/15/04                               225                 227
   7.750% due 06/15/05                               300                 297
   8.110% due 08/15/06                               450                 452
   8.180% due 08/15/07                               450                 453
   6.625% due 05/15/29                             1,300               1,080
Times Mirror Co.
   7.450% due 10/15/09                               500                 486
Tokai Preferred Capital Co. LLC
   9.980% due 12/29/49  (e)                        1,500               1,459
Toledo Edison Co.
   8.700% due 09/01/02                               500                 499
Toll Brothers Corp.
   7.750% due 09/15/07                             1,175               1,034
Transdigm, Inc.
  10.375% due 12/01/08                                60                  47
Trenwick Capital Trust I
   8.820% due 02/01/37                               625                 477
U.S. Bancorp
  Series J
   6.000% due 05/15/04                               950                 896
   6.875% due 12/01/04                               850                 825
Union Planters Bank
   6.500% due 03/15/18                               475                 409
United Rentals, Inc.
  Series B
   8.800% due 08/15/08                                50                  44
URS Corp.
  Series B
  12.250% due 05/01/09                                45                  45
US Airways Pass-Thru Certificate
  Series 2000-1
   8.110% due 02/20/17                               200                 199
US Unwired, Inc.
  Step-Up Bond
  13.375% due 11/01/09 (b)                            83                  45
US West Capital Funding, Inc.
   6.875% due 08/15/01                             1,900               1,885
   6.875% due 07/15/28                               750                 646
Verio, Inc.
  11.250% due 12/01/08                                10                  10
  10.625% due 11/15/09                                40                  38
Viatel, Inc.
  11.500% due 03/15/09                                15                  13
Viatel, Inc.
  Step-Up Bond
  Zero Coupon due 04/15/08 (b)                        50                  27
Wal-Mart Stores, Inc.
   7.550% due 02/15/30                               610                 613
Walt Disney Co.
   5.125% due 12/15/03                               850                 791

                                                     Multistrategy Bond Fund 147

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Washington Mutual, Inc.
   7.500% due 08/15/06                               478                 463
   8.250% due 04/01/10                               155                 153
  Series A
   8.206% due 02/01/27                               370                 313
Waste Management, Inc.
   6.875% due 05/15/09                               575                 470
   7.000% due 07/15/28                               400                 279
Webster Capital Trust I
   9.360% due 01/29/27                               250                 241
Wells Fargo & Co.
   6.625% due 07/15/04                             2,000               1,932
Wellsford Residential Property Trust
   9.375% due 02/01/02                               475                 484
Western Resources, Inc.
   7.125% due 08/01/09                               475                 339
William Hill Finance
  Series REGS
  10.625% due 04/30/08                                 5                   8
Williams Communications
  Group, Inc.
  10.700% due 10/01/07                               500                 509
  10.875% due 10/01/09                                35                  35
WorldCom, Inc.
   6.950% due 08/15/28                               695                 613
WRC Media, Inc.
  Series Unit
  12.750% due 11/15/09                                60                  57
XM Satellite Radio, Inc.
  Series Unit
  14.000% due 03/15/10                                55                  50
Yanknets LLC
  12.750% due 03/01/07                                30                  28
                                                                  ----------
                                                                     202,841
                                                                  ----------

EURODOLLAR BONDS - 6.6%
APP Global Finance
  10.761% due 04/17/02 (b)                           600                 468
Argentina, Republic of
  11.750% due 04/07/09                               240                 236
  12.000% due 02/01/20                               200                 197
  Series L
   7.375% due 03/31/05 (b)                            48                  45
Asia Pulp & Paper International
  Finance Bond
  Zero Coupon due 07/07/00                           200                 192
Brazil, Republic of
   7.000% due 01/01/01 (b)                         2,927               2,924
   7.375% due 04/15/24 (b)                            50                  38
Brokat Infosystems AG
  11.500% due 03/31/10                                 5                   4
Bulgaria, Republic of
  Series A
   2.750% due 07/28/12 (b)                           300                 209
Cemex SA
   8.500% due 08/31/00                             1,000               1,003
Citicorp
   6.298% due 06/27/02 (b)                         3,000               2,993
  Series E
   5.500% due 06/30/10                               240                 107
Clondalkin Industries PLC
  10.625% due 01/15/10                                35                  32
Colombia, Republic of
  11.750% due 02/25/20                               255                 217
Colt Telecom Group PLC
   7.625% due 12/15/09                                 5                   4
Completel Europe
  14.000% due 01/01/10                               100                  91
Concordia Bus AB
  11.000% due 02/15/10                                50                  48
Countrywide Home Loan
   5.250% due 12/15/05                               200                  90
Credit Lyonnais
   6.313% due 07/10/00 (b)                         4,000               3,988
Enitel ASA
  Series UNT
  12.500% due 04/15/10                                25                  23
Flags Telecom Holdings, Ltd.
  11.625% due 03/30/10                                90                  77
Ford Credit of Canada, Ltd.
   6.320% due 12/16/02 (b)                         5,000               4,974
Ford Motor Credit Co.
   6.406% due 01/17/02 (b)                         2,175               2,165
Fresenius Medical Care Capital
  Trust III
   7.375% due 02/01/08                                10                   2
GT Group Telecom, Inc.
  Step-Up Bond
  Series UNIT
  13.250% due 02/01/10 (b)                         1,515                 811
Household Bank Nevada NA
   6.498% due 10/22/03 (b)                         4,000               3,983
Hurst Group PLC
  11.125% due 08/06/08                                55                  86
IFCO Systems
  10.625% due 03/15/10                                50                  47
Jazztel PLC
  13.250% due 12/15/09                                15                  14
Kappa Beheer BV
  Step-Up Bond
  Zero Coupon due 07/15/09 (b)                        20                  12

148 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

KPNQwest BV
   8.125% due 06/01/09                                20                  19
Merita Bank, Ltd.
   7.150% due 12/29/49 (e)                         1,200               1,165
Mexico (United Mexican States)
   9.875% due 02/01/10                               595                 615
  11.375% due 09/15/16                               415                 470
Morgan Stanley Dean Witter
   6.327% due 03/11/03 (b)                         1,700               1,697
North America Capital Corp.
   8.250% due 11/17/03                               110                 173
NTL, Inc.
  Series B
  Zero Coupon due 04/15/09                            45                  41
Ono Finance PLC
  13.000% due 05/01/09                                30                  28
Panama, Republic of
   8.875% due 09/30/27                               445                 377
Pannon Finance BV
   7.750% due 08/03/04                                45                  41
Peru, Republic of
   4.500% due 03/07/17 (b)                           145                  97
  Series 20 YR
   3.750% due 03/07/17 (b)                           225                 136
Philippines, Republic of
   9.500% due 10/21/24                               859                 822
Poland, Republic of
  Step-Up Bond
  Series RSTA
   4.000% due 10/27/24 (b)                         1,250                 825
PTC International Finance II
  11.250% due 12/01/09                                10                  10
Royal Bank of Scotland PLC
  Series 1
   9.118% due 03/31/49 (e)                         2,650               2,683
Skandinaviska Enskilda Banken
   6.500% due 12/29/49 (e)                           950                 887
Turkey, Republic of
  12.375% due 06/15/09                               205                 221
Tyco International Group SA
   6.875% due 09/05/02                               800                 783
United Pan-Europe Communications
  11.250% due 02/01/10                                15                  14
Upm-Kymmene Corp.
   7.450% due 11/26/27                               750                 641
Versatel Telecom
  11.250% due 03/30/10                                25                  22
Viatel, Inc.
  11.500% due 03/15/09                                10                   8
Vodafone Airtouch PLC
   7.625% due 02/15/05                             1,410               1,403
   7.875% due 02/15/30                               515                 494
                                                                   ---------
                                                                      38,752
                                                                   ---------

MORTGAGE-BACKED SECURITIES - 44.6%
Advanta Mortgage Loan Trust
  Series 97-4 Class M1
   7.040% due 01/25/29                             1,600               1,556
Bear Stearns Commercial Mortgage
  Securities, Inc.
  Series 2000-WF1 Class A1
   7.640% due 02/15/09                               569                 569
Bear Stearns Mortgage Securities Inc.
  Series 1998-2 Class B
   6.750% due 04/30/30 (b)                         1,592               1,486
Chase Commercial Mortgage
  Securities Corp.
  Series 1997-2 Class D
   6.600% due 12/19/07                             1,500               1,333
Credit Suisse First Boston Mortgage
  Securities Corp.
  Series 1998-C2 Class A1
   5.960% due 12/15/07                               620                 582
  Series 1999-C1 Class A2
   7.290% due 09/15/09 (b)                           450                 437
DLJ Mortgage Acceptance Corp.
  Series 1996-Q5 Class A1
   6.690% due 06/25/26 (b)                           587                 576
Federal Home Loan Mortgage Corp.
   6.000% 30 Year Gold TBA (d)                     2,050               1,857
   6.500% 30 Year Gold TBA (d)                    13,865              12,951
   7.500% 30 Year Gold TBA (d)                    16,010              15,682
   8.000% 30 Year Gold TBA (d)                    11,260              11,244
  Series 1037 Class Z
   9.000% due 02/15/21                               637                 650
  Series 2006 Class B
   6.500% due 08/15/23                             4,235               4,133
Federal Home Loan Mortgage Corp.
  Participation Certificate
   7.000% due 2009                                   294                 290
  11.000% due 2020                                   596                 644
   8.500% due 2025                                   639                 648
   8.500% due 2027                                 2,957               3,000
   6.000% due 2029                                 5,469               4,955
   6.500% due 2029 (f)                             9,214               8,609
   7.283% due 2029 (b)                             1,602               1,581
   7.500% due 2030                                 3,250               3,183

Multistrategy Bond Fund 149

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Federal National Mortgage Association
   6.000% 30 Year TBA (d)                          3,800               3,440
   6.500% 30 Year TBA (d)                          5,500               5,132
   7.000% 30 Year TBA (d)                          3,500               3,349
   6.000% due 2003                                   146                 142
  10.000% due 2005                                    94                  97
  11.000% due 2016                                   539                 587
   7.447% due 2023 (b)                               374                 384
   9.000% due 2025                                 2,003               2,053
   7.347% due 2026 (b)                             2,930               3,058
   8.500% due 2026 (f)                             1,615               1,638
   9.000% due 2026                                   518                 532
   6.000% due 2029                                 7,223               6,539
   6.500% due 2029                                26,283              24,534
   6.750% due 2030                                   532                 526
   6.875% due 2030                                   356                 353
   7.500% due 2030                                 8,775               8,585
  Series 1997-77 Class G
   6.500% due 05/18/23                             2,112               2,063
Federal National Mortgage Association
  (REMIC)
  Series 1992-10 Class ZD
   8.000% due 11/25/21                             1,931               1,934
First Union Lehman Brothers Commercial
  Mortgage Trust
  Pass-Thru Certificates
  Series 1997-C1 Class D
   7.500% due 10/18/08                               250                 237
GMAC Commercial Mortgage
  Securities, Inc.
  Series 1997-C1 Class A2
   6.850% due 09/15/06                               230                 223
  Series 1998-C1 Class A2
   6.700% due 03/15/08                             3,000               2,806
Government National Mortgage
  Association
  10.000% due 08/15/22                               531                 567
  10.000% due 04/15/25                               798                 852
   6.500% due 05/15/29                               882                 827
Government National Mortgage
  Association
   6.000% 30 Year TBA (d)                         17,800              16,121
   6.500% 30 Year TBA (d)                         22,150              20,748
   7.000% 30 Year TBA (d)                         19,120              18,385
   7.500% 30 Year TBA (d)                          3,000               2,950
   8.000% 30 Year TBA (d)                          2,500               2,502
   9.000% due 2017                                 1,637               1,703
   6.375% due 2023 (b)                               975                 983
   6.750% due 2023 (b)                               313                 316
   7.125% due 2023 (b)                               493                 498
   6.750% due 2024 (b)                             2,032               2,048
   7.125% due 2024 (b)                             2,138               2,156
   8.000% due 2024                                   148                 149
   6.375% due 2025                                 1,004               1,013
   6.375% due 2025 (b)                               242                 244
   6.750% due 2025 (b)                               170                 171
   7.000% due 2025                                   294                 283
   7.125% due 2026 (b)                             1,443               1,460
   8.500% due 2026                                 1,135               1,149
   6.375% due 2027 (b)                             1,723               1,735
   6.750% due 2027                                   690                 695
   6.750% due 2027 (b)                               170                 171
   6.500% due 2028                                    90                  84
   7.000% due 2028 (f)                             6,961               6,696
   7.500% due 2029 (b)                             3,217               3,164
   8.000% due 2029 (b)                             9,323               9,341
   8.000% due 2030                                 2,750               2,755
 Series 2000-8 Class SA
   2.320% due 01/16/30                             2,017                 106
 Series 2000-9 Class SH
   3.180% due 02/16/30                             4,000                   3
Government National Mortgage
  Association II
   7.500% 30 Year TBA (d)                          2,200               2,154
Government National Mortgage
  Association Pass Through Certificate
  Series 1999-43 Class UD
   1.870% due 11/16/29 (b)                         3,025                 125
Government National Mortgage
  Association Pass-thru Certificate
  Series 1999-44 Class SA
   2.420% due 12/16/29 (b)                         2,375                 129
LB Commercial Conduit Mortgage Trust
  Series 1999-C2 Class A2
   7.325% due 10/15/32                               501                 488
Midland Realty Acceptance Corp.
  Series 1996-C2 Class A2
   7.233% due 01/25/29                             1,000                 974
Morgan Stanley Capital I, Inc.
  Series 1998-XL1 Class A3
   6.480% due 05/03/08                               303                 282
  Series 1999-LIFE Class A1
   6.970% due 10/15/08                             1,625               1,577
  Series 1999-LIFE Class A2
   7.110% due 07/15/09                               954                 915
Residential Funding Mortgage
  Securities I
  Series 1993-S20 Class A8
   6.980% due 06/25/08                               900                 886
  Series 1997-S6 Class A5
   7.000% due 05/25/12                               896                 845

150 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                          $               $
                                                      -----------    -----------

Residential Funding Mortgage
  Securities II
  Series 1997-HS5 Class M1
   7.010% due 05/25/27                                  1,400            1,344
Resolution Trust Corp.
  Series 1994 - C2 Class G
   8.000% due 04/25/25                                    580              548
  Series 1994-1 Class M-2
   7.750% due 09/25/29                                    353              344
Salomon Brothers Mortgage
  Securities VII
  Series 1999-NC3 Class A
   6.475% due 07/25/29 (b)                              4,102            4,104
Salomon Brothers Mortgage
  Securities VII, Inc.
  Mortgage Pass-Thru Certificate
  Series 1994-16 Class A
   8.519% due 11/25/24 (b)                                293              299
Vendee Mortgage Trust
  Series 2000-1 Class 2G
   7.250% due 06/15/09                                    330              321
Vornado Finance LLC
  Series 2000-VNO Class C
   8.100% due 03/15/10 (b)                              1,000            1,002
                                                                    ----------
                                                                       260,390
                                                                    ----------

NON-US BONDS - 0.4%
Argentina, Republic of
  Series PRE1
   2.951% due 04/01/01 (b)                      ARS       159               49
  Series PRE3
   2.951% due 09/01/02                          ARS       134               89
  Series PRO1
   2.951% due 04/01/07 (b)                      ARS       193              135
Coral Group Holdings PLC
  Series B
  13.500% due 09/30/09                          GBP        10               16
Energis PLC
   9.125% due 03/15/10 (b)                      GBP        45               70
Greece, Republic of
   5.900% due 02/11/03                          GRD     7,000               19
Hungary, Government of
  Series 01/E
  15.500% due 05/12/01                          HUF    12,000               44
Hungary, Republic of
   9.500% due 01/12/02                          HUF    17,000               60
  13.500% due 11/24/01                          HUF    23,300               86
IPC Magazines Group PLC
   9.625% due 03/15/08                          GBP        25               34
  Step-Up Bond
  Zero Coupon due 03/15/08 (b)                  GBP        25               22
Lesoth Highlands Water
  12.000% due 12/01/05                          ZAR       230               31
  13.000% due 09/15/10                          ZAR     1,000              133
New Zealand, Government of
  10.000% due 03/15/02                          NZD       700              358
  Series 403
   5.500% due 04/15/03                          NZD     1,400              652
Regional Independent Media
  Group PLC
  10.500% due 07/01/08                          GBP        45               45
Stadshypotek AB
   3.500% due 09/15/04                          SEK     1,000              101
Telewest PLC
   9.875% due 02/01/10                          GBP        35               54
Unikredit
   7.000% due 10/01/29                          DKK     1,476              179
                                                                    ----------
                                                                         2,177
                                                                    ----------

UNITED STATES GOVERNMENT AGENCIES - 4.1%
Federal Home Loan Bank Corp.
  Discount Note
  Zero Coupon due 11/03/00                                210              203
Federal Home Loan Mortgage Corp.
   5.750% due 03/15/09                                  1,800            1,617
   6.750% due 09/15/29                                  4,725            4,458
Federal National Mortgage Association
   5.625% due 05/14/04 (f)                              5,225            4,931
   6.250% due 05/15/29                                  2,170            1,921
   7.125% due 01/15/30                                  4,145            4,103
Federal National Mortgage Association
  Zero Coupon due 06/01/17                              6,400            1,913
Small Business Administration
  Series 97-D
   7.500% due 04/01/17                                  5,001            5,034
                                                                    ----------
                                                                        24,180
                                                                    ----------

UNITED STATES GOVERNMENT TREASURIES - 7.7%
United States Treasury Bonds
  Principal Strip
   8.750% due 05/15/20                                  1,200              356
   8.750% due 08/15/20                                  3,298              963
   8.000% due 11/15/21                                 11,983            3,274
   7.500% due 11/15/24                                  4,994            1,149
United States Treasury Bonds
   9.250% due 02/15/16                                    700              901
   8.875% due 08/15/17                                  1,100            1,392
   8.750% due 08/15/20                                  2,100            2,685
   8.125% due 05/15/21 (f)                              2,775            3,366
   8.000% due 11/15/21                                    300              361

                                                     Multistrategy Bond Fund 151

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

   6.625% due 02/15/27 (f)                         4,195               4,416
   5.250% due 02/15/29                             1,325               1,164
   3.875% due 04/15/29                               619                 621
   6.125% due 08/15/29                             2,439               2,445
   6.250% due 05/15/30                               850                 883
United States Treasury Notes
   5.625% due 09/30/01                             1,436               1,415
   3.625% due 07/15/02 (f)                           106                 106
   6.000% due 08/15/04                             1,661               1,626
   7.875% due 11/15/04                               675                 707
   3.375% due 01/15/07                             2,768               2,667
   3.625% due 01/15/08                             1,996               1,945
   3.875% due 01/15/09                             7,534               7,461
   6.000% due 08/15/09                               948                 926
United States Treasury Principal Strip
   1.163% due 11/15/04                             5,312               3,940
                                                                  ----------
                                                                      44,769
                                                                  ----------
YANKEE BONDS - 1.8%
Abbey National PLC
   7.950% due 10/26/29                               620                 604
Amatek Industries Pty, Ltd.
  12.000% due 02/15/08                                70                  65
Amvescap PLC
   6.600% due 05/15/05                               925                 856
Asia Pulp & Paper Finance IX, Ltd.
  10.526% due 10/04/01 (b)                         1,200               1,056
Avecia Group PLC
  11.000% due 07/01/09                                30                  30
Brazil, Republic of,
  Series EI-L
   7.375% due 04/15/06 (b)                           451                 402
British Sky Broadcasting
   8.200% due 07/15/09                             1,275               1,237
Cable Satisfaction International
  Series UNIT
  12.750% due 03/01/10                                45                  42
Colt Telecom Group PLC
  Step-Up Bond
  Zero Coupon due 12/15/06 (b)                       600                 516
Edperbrascan Corp.
   7.125% due 12/16/03                               925                 861
Glencore Nickel Party, Ltd.
   9.000% due 12/01/14                               305                 253
Grupo Iusacell SA de CV
  10.000% due 07/15/04                               750                 726
Hyundai Semiconductor America, Inc.
   8.625% due 05/15/07                               360                 315
Korea Electric Power Corp.
   7.000% due 02/01/27                               305                 282
National Westminster Bank PLC
   7.750% due 04/29/49 (e)                           600                 568
Philippines, Republic of
  10.625% due 03/16/25                               260                 241
Repap New Brunswick
  10.625% due 04/15/05                                15                  14
Royal Caribbean Cruises, Ltd.
   7.000% due 10/15/07                               900                 795
   7.500% due 10/15/27                               550                 461
RSL Communications PLC
   9.875% due 11/15/09                                75                  61
  Step-Up Bond
  Zero Coupon due 03/01/08 (b)                       450                 243
St. George Bank, Ltd.
   7.150% due 10/01/05                               700                 672
Telewest Communications PLC
  Step-Up Bond
  Zero Coupon due 04/15/09 (b)                        35                  32
Wolters Kluwer
   5.500% due 09/22/06                               190                 168
                                                                  ----------
                                                                      10,500
                                                                  ----------

 TOTAL LONG-TERM INVESTMENTS
(cost $637,262)                                                      625,170
                                                                  ----------

                                                   NOTIONAL
                                                    AMOUNT
                                                    (000)
                                                      $
                                                 -----------
OPTIONS PURCHASED - 0.0%
United States Treasury Bills (c)
  May 100.66 Call                                  3,700                  --
United States Treasury Bonds (c)
  Aug 95.58 Call                                   2,225                  56
  Sep 102.53 Call                                  1,725                  25
  Sep 104.75 Call                                  5,125                  44
United States Treasury Notes (c)
  Aug 99.31 Call                                   2,700                  88
  Sep 102.52 Call                                  1,675                  27
                                                                  ----------

 TOTAL OPTIONS PURCHASED                                                 240
 (cost $285)                                                      ----------

152 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                        MARKET
                                                   NUMBER               VALUE
                                                     OF                 (000)
                                                   SHARES                 $
                                                 -----------         -----------

PREFERRED STOCKS - 0.6%
 Adelphia Communications Corp.                     5,800                 609
American Restaurant Group, Inc.
  Series B                                            10                   2
Australia & New Zealand Banking
  Group, Ltd.                                      5,300                 133
Avecia Group PLC                                                           3
California Federal Preferred Capital Corp.
  Series A                                        18,700                 416
Equity Office Properties Trust
  Series B                                        18,000                 702
Global Crossing Holdings, Ltd.                    10,000                 990
Granite Broadcasting Corp.                            43                  41
High Voltage Engineering Corp.
  Series A                                            10                   7
Nextel Communications, Inc.
  Series E                                            30                  29
Nextlink Communications                              626                  30
Paxson Communications Corp.                          398                 390
PSINet, Inc.
  Series D                                           610                  19
R&B Falcon Corp.                                      30                  32
                                                                ------------

 TOTAL PREFERRED STOCKS                                                3,403
 (cost $3,740)                                                  ------------


                                                   PRINCIPAL
                                                    AMOUNT
                                                    (000)
                                                      $
                                                 -----------
SHORT-TERM INVESTMENTS - 11.1%
American Express Credit Corp. 1&2
   5.150% due 07/17/00 (a)                         3,049               3,042
Citibank Service Time Deposit
  Zero Coupon due 05/24/00 (a)                        85                  85
Citibank Costa Rica Colon Linked Time
  Deposit
  14.250% due 07/03/00                               143                 143
Citibank CRC Linked Deposit
  Zero Coupon due 05/03/00 (a)                       130                 130
Csfb Trl Weekly Reset 5
  34.310% due 03/09/01                               144                 144
Deutsche Bank BRL Linked
  17.650% due 10/11/00                                90                  90
  19.300% due 03/01/01                               170                 170
Federal Agricultural Mortgage Corp.
  Discount Note
   6.050% due 07/05/00                               100                  99
Federal Agriculture Mortgage Corp.
  Discount Note
   5.780% due 05/02/00 (a)                           250                 250
Federal Farm Credit Bank Discount Notes
   5.750% due 05/19/00 (a)                           100                 100
   5.950% due 06/06/00 (a)                           100                  99
Federal Home Loan Bank Consolidated
  Discount Notes
   5.700% due 05/05/00 (a)                           720                 720
   5.840% due 06/15/00 (a)                           100                  99
   5.850% due 08/02/00                               230                 226
   5.800% due 08/08/00                               250                 246
   6.120% due 09/27/00                               100                  97
   6.273% due 12/04/00                               250                 241
   6.336% due 03/08/01                               195                 185
   6.302% due 03/23/01                               100                  94
   6.150% due 04/09/01                               100                  94
Federal Home Loan Bank Corp. Discount
  Note
   6.050% due 07/26/00                               177                 174
Federal Home Loan Mortgage Corp.
   6.331% due 03/01/01                               100                 218
Federal Home Loan Mortgage Corp.
  Discount Notes
   5.630% due 05/31/00 (a)                           100                 100
   6.059% due 06/08/00 (a)(c)                        100                  99
Federal Home Loan Mortgage Discount
  Notes
   5.900% due 05/15/00 (a)                        13,466              13,435
Federal National Mortgage Association
  Discount Notes
   5.870% due 05/04/00 (a)                           500                 489
   5.470% due 05/11/00 (a)                           228                 228
   6.150% due 05/26/00 (a)                           100                 100
   6.062% due 06/01/00 (a)                           150                 149
   5.940% due 06/06/00 (a)                           100                  99
   6.059% due 06/08/00 (a)                           100                  99
   6.300% due 06/20/00 (a)                           100                  99
   6.000% due 06/22/00 (a)                         2,143               2,125
   5.800% due 07/06/00                               100                  99
   5.860% due 07/20/00                               450                 444
   6.733% due 10/27/00                               156                 151

                                                     Multistrategy Bond Fund 153

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                      $                   $
                                                 -----------         -----------

Ford Motor Credit Co.
   5.950% due 05/15/00                             3,049               3,042
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                               29,328              29,328
General Electric Capital Corp.
  Discount Note
   5.600% due 06/14/00 (a)                         3,049               3,042
General Motors Acceptance Corp.
   5.520% due 05/15/00                             3,049               3,042
Salomon, Inc.
   6.950% due 01/10/01 (b)                           115                 116
Turkey Treasury Bills
  32.750% due 06/07/00                           169,000                 240
  32.300% due 08/23/00                            68,100                  91
United States Treasury Bills
   5.950% due 10/12/00                                50                  49
   5.830% due 11/09/00                               100                  97
   5.800% due 02/01/01                                30                  29
United States Treasury Notes
   5.125% due 08/31/00                             1,045               1,041
                                                                  ----------

 TOTAL SHORT-TERM INVESTMENTS
(cost $64,420)                                                        64,579
                                                                  ----------

                                                    NUMBER
                                                      OF
                                                    SHARES
                                                 -----------
WARRANTS - 0.00%
Motient Corp. 2008 Warrants (c)                       --                   1
                                                                  ----------

TOTAL INVESTMENTS - 118.7%
(identified cost $705,707)                                           693,393

OTHER ASSETS AND LIABILITIES,
NET - (18.7%)                                                       (109,048)
                                                                  ----------


NET ASSETS - 100.0%                                                  584,345
                                                                  ==========

*    Each contract represents $100,000 notional value.
(a)  At amortized cost, which approximates market.
(b)  Adjustable or floating rate security.
(c)  Nonincome-producing security.
(d)  Forward commitment.
(e)  Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g)  Rate noted is yield-to-maturity from date of acquisition.



Abbreviations:
REIT - Real Estate Investment Trust
TBA - To Be Announced Security

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CZK - Czech koruna
DKK - Danish krone
EUR - Euro currency
GBP - British pound sterling
GRD - Greek drachma
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
MXN - Mexican peso
NZD - New Zealand dollar
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
SEK - Swedish krona
SKK - Slovakian koruna
THB - Thailand baht
USD - U.S. dollar
ZAR - South African rand

See accompanying notes which are an integral part of the financial statements.

154 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                   UNREALIZED
                                                  NUMBER          APPRECIATION
                                                    OF           (DEPRECIATION)
FUTURES CONTRACTS                                CONTRACTS           (000)
                                               -------------   -----------------

LONG POSITIONS
Eurodollar
  expiration date 03/01                              66            $    (50)
United States Treasury 5 year Note
  expiration date 06/00                              50                  27
United States Treasury 10 year Note
  expiration date 06/00                             302                 220
United States Treasury Bond
  expiration date 06/00                             191                 136
SHORT POSITIONS
United States Treasury 5 year Note
  expiration date 06/00                              83                 (19)
United States Treasury 10 year Note
  expiration date 06/00                              49                 (87)
United States Treasury Bond
  expiration date 06/00                             196                 (59)
                                                                   --------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts                                                        $    168
                                                                   ========


                                                 NOTIONAL             MARKET
                                                  AMOUNT              VALUE
                                                  (000)               (000)
OPTIONS WRITTEN                                     $                   $
                                               ------------        ------------

Eurodollar 3 Month Futures
  Dec 93.00 Put                                     150                  61
Eurodollar Futures
  Mar 93.25 Call                                     50                   5
  Mar 92.75 Put                                      50                  18
  Dec 93.50 Put                                      38                  31
Eurodollar Mid Curve 1 Year Futures
  Dec 93.50 Put                                     143                 116
United States Treasury Bills*
  May 104.66 Call                                 3,700                  --
  May 97.28 Put                                   3,700                   7
United States Treasury Bonds*
  Aug 98.68 Call                                  2,225                  21
  Sep 103.13                                      5,125                 129
United States Treasury Notes*
  Aug 103.13 Call                                 2,700                  30
  Sep 106.53 Call                                 1,725                   7
  Sep 100.50 Put                                  1,675                  20
  Sep 99.02 Put                                   1,725                  17
United States Treasury 5 Year Notes*
  May 96.00 Put                                      73                   5
United States Treasury 10 Year Notes*
  May 99.00 Call                                     14                   3
  May 95.00 Put                                      14                   2
  May 96.00 Put                                      14                   3
United States Treasury Bond Futures*
  May 98.00 Call                                      2                  --
  May 98.00 Call                                     14                   4
  May 100.00 Call                                    50                   2
                                                                   --------

Total Liability for Options Written
  (premium received $443)                                               481
                                                                   ========


  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 155

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                            UNREALIZED
CONTRACTS TO          IN EXCHANGE                          APPRECIATION
  DELIVER                 FOR            SETTLEMENT       (DEPRECIATION)
   (000)                 (000)              DATE              (000)
-------------        -------------     --------------   ------------------
USD       143        ARS       143        05/03/00                   --
USD       190        ARS       196        05/03/00                    6
USD        45        ARS        46        10/18/00                    1
USD        53        ARS        54        10/18/00                   --
USD        35        ARS        36        10/24/00                   --
USD        99        BRL       180        05/15/00                   --
USD        24        BRL        49        06/05/00                    3
USD        20        BRL        37        07/31/00                   --
USD       130        BRL       245        08/04/00                    2
USD        55        CLP    28,177        05/09/00                   --
USD        30        CLP    15,453        05/17/00                   --
USD        50        CLP    25,453        05/30/00                   (1)
USD        65        CLP    33,196        06/20/00                   (1)
USD       150        CLP    79,290        08/01/00                    2
USD        55        CLP    29,068        08/03/00                    1
USD        45        CNY       374        06/05/00                   --
USD        74        CNY       615        07/05/00                   --
USD       100        COP   197,400        05/08/00                   (2)
USD        63        CZK     2,356        05/03/00                   (4)
USD        66        CZK     2,366        06/07/00                   (6)
USD        75        CZK     2,985        08/03/00                   --
USD       139        CZK     5,064        08/08/00                  (12)
USD        79        CZK     2,963        10/04/00                   (4)
USD        59        EUR        65        05/03/00                   --
USD         5        EUR         5        07/28/00                   --
USD        16        EUR        16        07/28/00                   (1)
USD        21        EUR        21        07/28/00                   (1)
USD        15        EUR        16        07/28/00                   --
USD        22        EUR        25        07/28/00                   --
USD        16        GBP        10        07/28/00                   --
USD        40        GBP        26        07/28/00                   --
USD        64        GRD    22,700        06/20/00                   (3)
USD       296        GRD    95,401        11/06/00                  (39)
USD       260        HUF    65,533        05/04/00                  (30)
USD        67        IDR   506,319        05/04/00                   (3)
USD        70        IDR   514,220        05/04/00                   (5)
USD        44        IDR   330,000        06/20/00                   (2)
USD        59        IDR   458,657        07/24/00                   (1)
USD        50        ILS       205        05/15/00                    1
USD        80        ILS       346        06/06/00                    5
USD        41        INR     1,794        05/15/00                   --
USD        36        INR     1,579        06/05/00                   --
USD        89        INR     3,905        06/08/00                   --
USD       185        INR     8,173        07/21/00                    2
USD        23        JPY     2,439        07/28/00                   --
USD        19        KES     1,414        05/03/00                   --
USD        57        KES     4,224        05/03/00                   (1)
USD        27        KES     2,000        7/3/2000                   --
USD        44        KES     3,300        07/14/00                   --
USD        36        KRW    40,608        06/05/00                    1
USD        37        KRW    41,348        06/09/00                   --
USD        36        KRW    39,920        06/09/00                   --
USD        37        KRW    41,181        07/06/00                   --
USD        92        KRW   101,927        07/26/00                   --
USD        48        MXN       447        05/09/00                   --
USD        48        MXN       453        05/09/00                   --
USD       100        MXN     1,000        05/17/00                    6
USD        25        MXN       262        10/03/00                    2
USD       210        MXN     2,297        11/08/00                   22
USD        90        MXN       919        11/13/00                    3
USD        34        MXN       365        12/29/00                    2
USD        35        MXN       380        12/29/00                    3
USD        30        MXN       314        02/15/01                    1
USD       100        MXN     1,025        04/16/01                   (1)
USD        53        PEN       189        05/02/00                    1
USD        54        PEN       189        05/02/00                   --
USD        35        PEN       124        05/09/00                    1
USD        30        PEN       105        05/15/00                   --
USD       240        PEN       869        08/08/00                    4
USD        85        PEN       305        08/11/00                   --
USD        30        PEN       108        08/14/00                   --
USD       375        PHP    15,326        05/08/00                   (4)
USD        34        PHP     1,411        05/09/00                   --
USD        20        PHP       825        06/06/00                   --
USD        90        PLN       391        05/03/00                   (3)
USD       150        PLN       668        05/04/00                   (1)
USD        88        PLN       382        06/06/00                   (5)
USD       250        PLN     1,121        12/04/00                  (15)
USD       127        PLN       582        03/02/01                   (7)
USD        95        PLN       435        03/12/01                   (6)
USD       245        SKK    10,740        05/04/00                  (11)
USD        14        SKK       620        12/18/00                   (1)
USD        46        SKK     2,040        03/09/01                   (2)
USD       102        THB     3,854        07/10/00                   (1)
ARS       143        USD       143        05/03/00                   --
ARS       196        USD       196        05/03/00                   --
BRL       180        USD       102        05/15/00                    3
COP   197,400        USD        99        05/08/00                    2
CZK     2,356        USD        59        05/03/00                   --
DKK     1,532        USD       194        07/28/00                    6
EUR        65        USD        63        05/03/00                    4
EUR       250        USD       245        05/04/00                   18
EUR        66        USD        66        06/07/00                    5
EUR         5        USD         5        07/28/00                   --
EUR        50        USD        48        07/28/00                    3
EUR        83        USD        79        07/28/00                    3

See accompanying notes which are an integral part of the financial statements.

156 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2000 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                            UNREALIZED
CONTRACTS TO          IN EXCHANGE                          APPRECIATION
  DELIVER                 FOR            SETTLEMENT       (DEPRECIATION)
   (000)                 (000)              DATE              (000)
-------------        -------------     --------------   ------------------
EUR         5        USD         5        07/28/00                   --
EUR       201        USD       189        07/28/00                    6
EUR     1,996        USD     1,889        07/28/00                   62
EUR       425        USD       402        07/28/00                   13
EUR        88        USD        84        07/28/00                    3
EUR        35        USD        32        07/28/00                   --
EUR        10        USD         9        07/28/00                   --
EUR        82        USD        75        08/03/00                   --
EUR       140        USD       139        08/08/00                   11
EUR        81        USD        79        10/04/00                    4
EUR        14        USD        14        12/18/00                    1
GBP         5        USD         8        07/28/00                   --
GBP        21        USD        33        07/28/00                    1
GBP         9        USD        14        07/28/00                   --
GBP        68        USD       108        07/28/00                    1
GBP       230        USD       363        07/28/00                    5
GBP       201        USD       318        07/28/00                    4
GBP       238        USD       376        07/28/00                    5
GRD    47,000        USD       135        11/06/00                    9
JPY     2,125        USD        20        07/28/00                   --
JPY     7,871        USD        76        07/28/00                    2
JPY    22,562        USD       217        07/28/00                    5
JPY     1,801        USD        17        07/28/00                   --
JPY     1,054        USD        10        07/28/00                   --
KES     3,092        USD        41        05/03/00                   --
KES     2,545        USD        34        5/3/2000                   --
MXN       900        USD        95        05/09/00                   --
MXN       440        USD        44        05/17/00                   (3)
MXN       560        USD        56        05/17/00                   (3)
MXN       327        USD        31        11/08/00                   (2)
MXN       219        USD        22        11/13/00                   --
MXN       745        USD        70        12/29/00                   (5)
PEN       189        USD        55        05/02/00                    1
PEN       189        USD        54        05/02/00                   --
PEN       124        USD        35        05/09/00                   --
PEN       105        USD        30        05/15/00                   --
PEN       469        USD       132        08/08/00                   --
PEN       305        USD        85        08/11/00                   --
PHP     3,229        USD        78        05/08/00                   --
PLN     1,059        USD       250        05/04/00                   14
PLN       382        USD        89        06/06/00                    5
SEK     1,788        USD       204        07/28/00                    4
                                                               --------
                                                               $     83
                                                               ========


FORWARD FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                            UNREALIZED
CONTRACTS TO          IN EXCHANGE                          APPRECIATION
  DELIVER                 FOR            SETTLEMENT       (DEPRECIATION)
   (000)                 (000)              DATE              (000)
-------------        -------------     --------------   ------------------
USD         9      EUR          10        05/02/00                   --
USD       165      NZD         332        06/15/00                   (3)
EUR        16      USD          15        05/02/00                   --
EUR        25      USD          22        05/03/00                   --
GBP        26      USD          40        05/02/00                    1
NZD       335      USD         168        05/25/00                    5
                                                               --------
                                                               $      3
                                                               ========

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 157

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $705,707) ...............................   $  693,393
Cash ...........................................................................          455
Unrealized appreciation on forward foreign currency exchange contracts..........          272
Unrealized appreciation on foreign currency exchange spot contracts ............            6
Receivables:
 Dividends and interest ........................................................        6,899
 Investments sold (regular settlement) .........................................        9,019
 Investments sold (delayed settlement) .........................................       14,704
 Fund shares sold ..............................................................        1,042
 Daily variation margin on futures contracts ...................................           82
Prepaid expenses ...............................................................            8
                                                                                   ----------
   Total assets ................................................................      725,880

LIABILITIES
Payables:
 Investments purchased (regular settlement)........................   $    8,873
 Investments purchased (delayed settlement)........................      131,034
 Fund shares redeemed .............................................          460
 Accrued fees to affiliates .......................................          361
 Other accrued expenses ...........................................           71
 Daily variation margin on futures contracts ......................           63
Unrealized depreciation on forward foreign currency
 exchange contracts ...............................................          189
Unrealized depreciation on foreign currency
 exchange spot contracts ..........................................            3
Options written, at market value (premiums received $443)..........          481
                                                                      ----------

   Total liabilities ...........................................................      141,535
                                                                                   ----------

NET ASSETS .....................................................................   $  584,345
                                                                                   ==========

NET ASSETS CONSIST OF:
Undistributed net investment income ............................................   $    3,380
Accumulated distributions in excess of net realized gain .......................      (30,501)
Unrealized appreciation (depreciation) on:
 Investments ...................................................................      (12,314)
 Futures contracts .............................................................          168
 Options written ...............................................................          (38)
 Foreign currency-related transactions .........................................          105
Shares of beneficial interest ..................................................          618
Additional paid-in capital .....................................................      622,927
                                                                                   ----------

NET ASSETS .....................................................................   $  584,345
                                                                                   ==========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($7,912,612 divided by 837,737 shares of $.01 par
   value shares of beneficial interest outstanding).............................   $     9.45
                                                                                   ==========
 Class E ($3,283,867 divided by 347,405 shares of $.01 par
   value shares of beneficial interest outstanding).............................   $     9.45
                                                                                   ==========
 Class S ($573,148,569 divided by 60,606,062 shares of $.01 par
   value shares of beneficial interest outstanding).............................   $     9.46
                                                                                   ==========


See accompanying notes which are an integral part of the financial statements.

158  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands



                                                              FOUR MONTHS ENDED
                                                               APRIL 30, 2000         YEAR ENDED
                                                                 (UNAUDITED)       DECEMBER 31, 1999
                                                              -----------------    -----------------
INVESTMENT INCOME
 Interest ..................................................  $          13,231    $          33,288
 Dividends from Money Market Fund ..........................                789                3,945
 Dividends .................................................                107                  703
                                                              -----------------    -----------------

   Total investment income .................................             14,127               37,936

EXPENSES
 Advisory fees .............................................              1,152                3,380
 Administrative fees .......................................                 97                  288
 Custodian fees ............................................                150                  387
 Distribution fees - Class C ...............................                 18                   24
 Transfer agent fees .......................................                209                  668
 Professional fees .........................................                 17                   37
 Registration fees .........................................                 32                  110
 Shareholder servicing fees - Class C ......................                  6                    8
 Shareholder servicing fees - Class E ......................                  3                    8
 Trustees' fees ............................................                  6                    7
 Miscellaneous .............................................                 14                   57
                                                              -----------------    -----------------
 Expenses before reductions ................................              1,704                4,974
 Expense reductions ........................................               (128)                (327)
                                                              -----------------    -----------------
   Expenses, net ...........................................              1,576                4,647
                                                              -----------------    -----------------
Net investment income ......................................             12,551               33,289
                                                              -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ...............................................             (4,641)             (21,697)
 Futures contracts .........................................               (626)              (2,837)
 Options written ...........................................                (72)                 307
 Foreign currency-related transactions .....................                519                   25
                                                              -----------------    -----------------
                                                                         (4,820)             (24,202)
                                                              -----------------    -----------------

Net change in unrealized appreciation
(depreciation) on:
 Investments ...............................................                592              (13,250)
 Futures contracts .........................................                816                 (123)
 Options written ...........................................                284                 (472)
 Foreign currency-related transactions .....................                (55)                 165
                                                              -----------------    -----------------
                                                                          1,637              (13,680)
                                                              -----------------    -----------------
Net realized and unrealized gain (loss).....................             (3,183)             (37,882)
                                                              -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.......  $           9,368    $          (4,593)
                                                              =================    =================


  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  159

MULTISTRATEGY BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                     FOUR MONTHS ENDED
                                                                       APRIL 30, 2000         YEAR ENDED           YEAR ENDED
                                                                        (UNAUDITED)       DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                     -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...........................................   $          12,551    $          33,289    $          29,477
 Net realized gain (loss) ........................................              (4,820)             (24,202)              10,515
 Net change in unrealized appreciation (depreciation) ............               1,637              (13,680)              (6,774)
                                                                     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets from operations .........               9,368               (4,593)              33,218
                                                                     -----------------    -----------------    -----------------
DISTRIBUTIONS
 From net investment income
   Class C .......................................................                (111)                (148)                  --
   Class E .......................................................                 (53)                (173)                 (43)
   Class S .......................................................              (9,065)             (32,695)             (29,983)
 From net realized gain
   Class E .......................................................                  --                   (2)                 (48)
   Class S .......................................................                  --                 (430)             (11,829)
                                                                     -----------------    -----------------    -----------------

     Net decrease in net assets from distributions ...............              (9,229)             (33,448)             (41,903)
                                                                     -----------------    -----------------    -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ...              17,589               54,301              121,730
                                                                     -----------------    -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................              17,728               16,260              113,045

NET ASSETS
 Beginning of period .............................................             566,617              550,357              437,312
                                                                     -----------------    -----------------    -----------------
 End of period (including undistributed net investment income of
   $3,380, $58, and accumulated distributions in excess of net
   investment income of $350, respectively).......................   $         584,345    $         566,617    $         550,357
                                                                     =================    =================    =================


See accompanying notes which are an integral part of the financial statements.

160  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                2000*       1999**
                                                             ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $    9.47   $    10.14
                                                             ---------   ----------
INCOME FROM OPERATIONS
 Net investment income (a)................................         .17          .42
 Net realized and unrealized gain (loss)..................        (.05)        (.63)
                                                             ---------   ----------
   Total income from operations ..........................         .12         (.21)
                                                             ---------   ----------
DISTRIBUTIONS
 From net investment income ..............................        (.14)        (.45)
 From net realized gain ..................................          --         (.01)
                                                             ---------   ----------
   Total distributions ...................................        (.14)        (.46)
                                                             ---------   ----------
NET ASSET VALUE, END OF PERIOD ...........................   $    9.45   $     9.47
                                                             =========   ==========

TOTAL RETURN (%)(b).......................................        1.30        (2.10)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).................       7,913        6,666

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)............................        1.80         1.80
   Operating expenses, gross (d)..........................        1.87         1.84
   Net investment income .................................        5.51         4.80

 Portfolio turnover rate (%)..............................       47.80       134.11


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


                                                     Multistrategy Bond Fund 161

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                      2000*        1999          1998**
                                                   ----------   ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $     9.47   $    10.10    $    10.30
                                                   ----------   ----------    ----------
INCOME FROM OPERATIONS
 Net investment income (a) .....................          .19          .56           .16
 Net realized and unrealized gain (loss)........         (.05)        (.66)          .07
                                                   ----------   ----------    ----------
   Total income from operations ................          .14         (.10)          .23
                                                   ----------   ----------    ----------
DISTRIBUTIONS
 From net investment income ....................         (.16)        (.52)         (.20)
 From net realized gain ........................           --         (.01)         (.23)
                                                   ----------   ----------    ----------
   Total distributions .........................         (.16)        (.53)         (.43)
                                                   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD .................   $     9.45   $     9.47    $    10.10
                                                   ==========   ==========    ==========

TOTAL RETURN (%)(b).............................         1.49        (1.08)         1.89

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).......        3,284        3,248         2,610

 Ratios to average net assets (%)(c)(d):
   Operating expenses, net (e)..................         1.05         1.05            --
   Operating expenses, gross (e)................         1.12         1.11            --
   Net investment income .......................         6.24         5.54            --

 Portfolio turnover rate (%)....................        47.80       134.11        334.86


*   For the four months ended April 30, 2000 (Unaudited).
**  For the period September 11, 1998 (commencement of sale) to
    December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.
(e) See Note 4 for current period amounts.




162  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
                                              2000*         1999           1998           1997          1996             1995
                                            --------     ----------     ----------     ----------     ----------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $   9.46     $    10.11     $    10.26     $    10.11     $    10.25      $    9.29
                                            --------     ----------     ----------     ----------     ----------      ---------
INCOME FROM OPERATIONS
 Net investment income (a)...............        .20            .57            .60            .60            .61            .65
 Net realized and unrealized gain (loss)        (.05)          (.65)           .08            .33           (.12)           .97
                                            --------     ----------     ----------     ----------     ----------      ---------
   Total income from operations .........        .15           (.08)           .68            .93            .49           1.62
                                            --------     ----------     ----------     ----------     ----------      ---------
DISTRIBUTIONS
 From net investment income .............       (.15)          (.56)          (.60)          (.61)          (.62)          (.66)
 From net realized gain .................         --           (.01)          (.23)          (.17)          (.01)            --
                                            --------     ----------     ----------     ----------     ----------      ---------
   Total distributions ..................       (.15)          (.57)          (.83)          (.78)          (.63)          (.66)
                                            --------     ----------     ----------     ----------     ----------      ---------
NET ASSET VALUE, END OF PERIOD ..........   $   9.46     $     9.46     $    10.11     $    10.26     $    10.11      $   10.25
                                            ========     ==========     ==========     ==========     ==========      =========

TOTAL RETURN (%)(b) .....................       1.58           (.81)          6.79           9.50           4.97          17.92

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of
   period (in thousands) ................    573,149        556,703        547,747        437,312        305,428        218,765

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)...........        .80            .80            .80            .80            .81            .85
   Operating expenses, gross (d).........        .87            .86            .81            .83            .88            .89
   Net investment income ................       6.49           5.79           5.76           5.93           6.19           6.61

 Portfolio turnover rate (%) ............      47.80         134.11         334.86         263.75         145.38         142.26


*   For the four months ended April 30, 2000 (Unaudited).
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


                                                    Multistrategy Bond Fund  163

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)



                                                                              PRINCIPAL
                                                                               AMOUNT                       DATE       VALUE
                                                                               (000)           RATE          OF        (000)
                                                                                 $              %         MATURITY       $
                                                                             ----------      -------     ---------    -------
MUNICIPAL BONDS - 89.2%
ALASKA - 1.1%
Alaska State Housing Finance Corp. Revenue, Series A-1 (a)                          650        4.550      12/01/02        649
Anchorage, Alaska General Obligation (a)                                          1,000        5.125      12/01/13        953
                                                                                                                      -------
                                                                                                                        1,602
                                                                                                                      -------

ARIZONA - 3.2%
Arizona State Transportation Board Special Obligations Revenue, Series A
 (pre-refunded 07/01/01)(e)                                                       1,000        6.450      07/01/06      1,036
Phoenix, Arizona General Obligation                                               1,000        7.500      07/01/04      1,091
Phoenix, Arizona Civic Improvement Corporate Bus Acquisition
 Special Revenue (a)                                                                250        5.500      07/01/07        255
Salt River, Arizona Agriculture Improvement and Power District Electric
 System Revenue                                                                   2,000        6.000      01/01/08      2,105
                                                                                                                      -------
                                                                                                                        4,487
                                                                                                                      -------

ARKANSAS - 1.1%
Ashdown, Arkansas Pollution Control Revenue                                         250        4.750      04/01/08        229
Baxter County, Arkansas Hospital Revenue, Series A                                1,515        5.000      09/01/08      1,369
                                                                                                                      -------
                                                                                                                        1,598
                                                                                                                      -------

CALIFORNIA - 2.6%
ABAG Finance Authority For Nonprofit Corporations Insured Revenue
 Certificate Participation                                                          600        5.700      08/15/14        603
California, State of, General Obligation                                          1,000        6.600      02/01/10      1,123
California Statewide Communities Development Authority Multifamily Revenue        1,000        5.200      12/01/29        954
Sacramento, California Municipal Untility District Revenue, Series Z (a)          1,000        6.000      07/01/01      1,021
                                                                                                                      -------
                                                                                                                        3,701
                                                                                                                      -------

COLORADO - 2.6%
Arapahoe County, Colorado Capital Improvement Trust Fund Highway Revenue,
 Series E                                                                         1,250        7.000      08/31/26      1,394
Colorado Housing Finance Authority Revenue, Series A-3                              590        7.250      04/01/10        647
Colorado Housing Finance Authority Revenue, Series B-3                              250        6.700      10/01/16        266
Colorado Housing Finance Authority Revenue, Series C-2                              440        4.500      11/01/05        429
Denver, Colorado Health & Hospital Revenue, Series A                              1,000        5.000      12/01/04        969
                                                                                                                      -------
                                                                                                                        3,705
                                                                                                                      -------

CONNECTICUT - 0.7%
Connecticut State Special Tax Obligation Revenue (a)(b)                           1,000        5.250      10/01/09      1,004
                                                                                                                      -------

DISTRIC OF COLUMBIA - 3.1%
District of Columbia General Obligation, Series A (pre-refunded 06/01/06)(e)        800        6.375      06/01/16        865
District of Columbia General Obligation, Series B                                 1,000        5.500      06/01/09      1,009
District of Columbia Revenue (a)                                                  1,000        5.250      10/01/02      1,006
District of Columbia Revenue, Series A                                            1,000        5.000      01/01/12        946
District of Columbia Revenue General Obligation, Series A (a)                       500        5.500      04/01/01        505
                                                                                                                      -------
                                                                                                                        4,331
                                                                                                                      -------

164  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                               PRINCIPAL
                                                                                AMOUNT                      DATE       VALUE
                                                                                (000)         RATE           OF        (000)
                                                                                  $            %          MATURITY       $
                                                                              ---------     --------     ---------    -------
FLORIDA - 2.7%
Florida, State of, General Obligation                                               500        5.800      07/01/18        522
Florida State Board of Education Capital Outlay General Obligation, Series A        765        7.250      06/01/23        782
Florida State Board of Education Capital Outlay General Obligation, Series D        750        6.750      06/01/03        789
Hillsborough County, Florida Educational Facilities Authority Revenue             1,500        5.750      04/01/18      1,478
Hillsborough County, Florida Utility Reform Revenue                                 200        6.200      12/01/08        207
                                                                                                                      -------
                                                                                                                        3,778
                                                                                                                      -------

GEORGIA - 5.1%
Atlanta, Georgia Airport Facilities Revenue (a)                                     500        5.500      01/01/01        504
Columbia County, Georgia Water and Sewer Revenue (a)                                750        6.000      06/01/20        769
Dalton, Georgia Utilitis Revenue                                                    500        5.750      01/01/09        518
Georgia, State of, General Obligation, Series B                                   1,000        5.750      08/01/08      1,043
Georgia, State of, General Obligation, Series C                                     750        6.500      07/01/07        813
Georgia, State of, General Obligation, Series D                                   1,000        7.400      08/01/07      1,137
Georgia, State of, General Obligation, Series F                                     600        6.500      08/01/07        661
Georgia State Municipal Electric Authority General Resolution Revenue,
 Series A (a)                                                                       850        5.000      01/01/02        851
Georgia State Municipal Electric Authority Revenue, Series B (a)                    850        6.250      01/01/17        912
                                                                                                                      -------
                                                                                                                        7,208
                                                                                                                      -------

HAWAII - 3.4%
Hawaii, State of, General Obligation, Series CA                                   1,000        5.750      01/01/10      1,030
Hawaii, State of, General Obligation, Series CP (a)                                 600        5.000      10/01/02        602
Hawaii State Housing Financial & Development Corp., Single Family Mortgage
 Purchasing Revenue, Series B                                                     1,000        4.450      07/01/03        979
Honolulu, Hawaii City & County General Obligation, Series A (a)                     650        5.000      11/01/02        652
Honolulu, Hawaii City & County General Obligation, Series B                       1,145        5.000      10/01/02      1,148
Kauai County, Hawaii General Obligation, Series A (a)                               375        6.250      08/01/19        389
                                                                                                                      -------
                                                                                                                        4,800
                                                                                                                      -------

ILLINOIS - 7.6%
Bolingbrook, Illinois Parks District General Obligation Zero Coupon (a)           1,230        0.000      01/01/05        958
Chicago, Illinois General Obligation (a)                                            750        6.000      01/01/11        784
Chicago, Illinois Public Building Commercial Building Revenue, Series B (a)         500        5.250      12/01/18        468
Chicago, Illinois Public Building Commercial Building Revenue, Series C             500        5.500      02/01/06        507
Chicago, Illinois Sales Tax Revenue (a)                                           1,000        5.250      01/01/05      1,004
Illinois Development Finance Authority Revenue, Series A (a)                      1,145        5.500      05/15/05      1,158
Illinois Health Facilities Authority Revenue                                      1,000        5.250      09/01/04        977
Illinois Health Facilities Authority Revenue (a)                                    230        4.550      07/01/01        230
Illinois Health Facilities Authority Revenue (a)                                    500        5.000      08/01/03        496
Illinois Health Facilities Authority Revenue (a)                                    270        5.250      08/15/03        271
Illinois Health Facilities Authority Revenue, Series A (a)                          175        5.000      10/01/00        175
Illinois Health Facilities Authority Revenue, Series A (a)                        1,420        5.500      08/15/05      1,437
Illinois Housing Development Authority Elderly Housing Development Revenue          265        4.350      01/01/04        259
Illinois Housing Development Authority Elderly Housing Development Revenue          500        4.450      01/01/05        485
Illinois, State of, Dedicated Tax Revenue, Series A (a)                           1,000        7.000      12/15/13      1,033
Illinois, State of, General Obligation (a)                                          500        5.375      05/01/01        504
                                                                                                                      -------
                                                                                                                       10,746
                                                                                                                      -------

                                                        Tax Exempt Bond Fund 165

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                              PRINCIPAL
                                                                                AMOUNT                     DATE       VALUE
                                                                                (000)         RATE          OF        (000)
                                                                                  $            %         MATURITY       $
                                                                              ---------    ---------     ---------   --------
INDIANA - 3.7%
Indiana Health Facilities Financing Authority Hospital Revenue                      395        4.500      02/15/05        381
Indiana Health Facilities Financing Authority Hospital Revenue, Series A (a)      1,250        5.000      12/01/03      1,245
Indiana Health Facilities Financing Authority Hospital Revenue, Series D (b)      1,410        5.000      11/01/26      1,395
Indiana Health Facilities Hospital Revenue, Series A (a)                            500        5.000      11/01/02        500
Indiana State Housing Finance Authority Revenue, Series A                           725        6.600      07/01/05        752
Indiana University Revenue, Series M                                                500        5.750      08/01/10        517
Monroe County, Indiana Hospital Authority Revenue (a)                               500        4.500      05/01/03        488
                                                                                                                     --------
                                                                                                                        5,278
                                                                                                                     --------

KANSAS - 0.6%
Butler & Sedgwick Counties, Kansas University School District Number 385
 Andover General Obligation                                                         500        5.000      09/01/09        492
Kansas, State of, Department of Transportation Highway Revenue                      300        7.250      03/01/04        323
                                                                                                                     --------
                                                                                                                          815
                                                                                                                     --------

KENTUCKY - 0.4%
McCracken County, Kentucky Hospital Revenue, Series A (a)                           500        5.700      11/01/00        503
                                                                                                                     --------

LOUISIANA - 1.7%
De Soto Parish, Louisiana Pollution Control Revenue, Series A                       650        5.050      12/01/02        648
Jefferson Parish, Louisiana Hospital Service District Number 2 Hospital
 Revenue (a)                                                                      1,000        5.250      12/01/15      1,008
Shreveport, Louisiana General Obligation Zero Coupon (a)                          1,000        0.000      01/01/05        782
                                                                                                                     --------
                                                                                                                        2,438
                                                                                                                     --------

MASSACHUSETTS - 1.6%
Massachusetts State Development Finance Agency Revenue, Series B                    215        5.200      07/01/01        214
Massachusetts State Development Finance Agency Revenue, Series B                    125        5.400      07/01/02        124
Massachusetts State Health & Educational Facilities Authority Revenue,
 Series B (b)                                                                       470        4.550      01/01/21        461
Massachusetts State Industrial Finance Agency Resource Recovery Revenue,
 Series A                                                                           500        4.850      12/01/05        477
Massachusetts, State of, Special Obligation Revenue, Series A                     1,000        5.500      06/01/13      1,010
                                                                                                                     --------
                                                                                                                        2,286
                                                                                                                     --------

MICHIGAN - 4.0%
Bishop International Airport Authority, Michigan Airport Revenue, Series B        1,000        5.000      12/01/10        931
Bishop International Airport Authority, Michigan Airport Revenue, Series B        1,030        5.250      12/01/11        976
Jackson County, Michigan Hospital Financial Authority Revenue (a)                   300        4.375      06/01/02        295
Manistee, Michigan Area Public Schools General Obligation (a)                       235        6.000      05/01/08        247
Michigan State Building Authority Revenue, Series I                                 375        5.400      10/01/03        386
Michigan State Hospital Finance Authority Revenue, Series A                       1,000        5.500      10/01/04      1,016
Michigan State Hospital Finance Authority Revenue, Series A (a)                     500        5.000      07/01/02        500
Michigan State Hospital Finance Authority Revenue, Series A (a)                     250        5.000      05/15/07        245
Michigan State Hospital Finance Authority Revenue, Series B                       1,000        5.200      11/15/33        990
                                                                                                                     --------
                                                                                                                        5,586
                                                                                                                     --------

166  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                               PRINCIPAL
                                                                                AMOUNT                      DATE       VALUE
                                                                                (000)         RATE           OF        (000)
                                                                                  $            %          MATURITY       $
                                                                               --------     --------      --------   --------
NEBRASKA - 0.9%
Nebraska Public Power District Revenue                                            1,160        6.000      01/01/08      1,211
                                                                                                                     --------
NEVADA - 0.7%
Clark County, Nevada School District General Obligation                           1,000        5.250      06/15/10        992
                                                                                                                     --------
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Educational & Health Facilities Authority Revenue              750        9.000      03/01/23        838
                                                                                                                     --------
NEW JERSEY - 1.9%
New Jersey State Housing & Mortgage Finance Agency Revenue, Series 1              1,000        6.000      11/01/02      1,016
New Jersey State Transportation Corporation Capital Grant Anticipation Notes,
 Series A                                                                           670        4.900      09/01/01        671
New Jersey State Transportation Trust Fund Authority Revenue, Series B              500        6.000      06/15/07        525
New Jersey State Turnpike Authority Revenue, Series A (a)                           500        5.500      01/01/09        511
                                                                                                                     --------
                                                                                                                        2,723
                                                                                                                     --------

NEW MEXICO - 0.2%
New Mexico Mortgage Finance Authority Revenue, Series A-1                           260        6.200      01/01/01        261
                                                                                                                     --------
NEW YORK - 11.0%
Long Island, New York Power Authority Electric System Revenue, Series A (a)         500        6.000      12/01/07        526
Metropolitan Transportation Authority, New York Service Contract Commuter
 Facilities, Series 7                                                             1,000        5.300      07/01/05      1,000
Metropolitan Transportation Authority, New York Transit Facilities Revenue,
 Series R                                                                           650        5.000      07/01/03        651
Municipal Assistance Corp., New York, New York Revenue, Series E                  1,000        4.700      07/01/02        996
Nassau County, New York Tobacco Settlement Corp. Revenue (b)                        595        5.400      07/15/12        589
New York, New York General Obligation, Series E                                     500        5.300      08/01/03        504
New York, New York General Obligation, Series F                                     500        5.300      08/01/03        504
New York, New York General Obligation, Series H                                     750        5.250      08/01/03        754
New York State Certificate Participation                                          1,000        5.000      09/01/02        999
New York State Dormitory Authority Revenue                                          450        5.000      04/01/03        448
New York State Dormitory Authority Revenue (a)                                    1,900        7.000      07/01/09      2,077
New York State Dormitory Authority Revenue, Series 1                                500        5.000      07/01/03        498
New York State Dormitory Authority Revenue, Series A                                375        6.000      02/15/03        382
New York State Dormitory Authority Revenue, Series A                                375        6.000      08/15/04        385
New York State Dormitory Authority Revenue, Series B                                745        4.500      02/15/03        729
New York State Dormitory Authority Revenue, Series E                              1,000        5.500      02/15/03      1,005
New York State Energy Research and Development Authority
 Pollution Control Revenue (b)                                                      900        2.920      06/01/29        900
New York State Urban Development Corp. Revenue                                    1,000        5.300      01/01/04      1,004
New York State Urban Development Corp. Revenue, Series 7                            125        5.500      01/01/01        126
Suffolk County, New York Judical Facilities Agency
 Service Agreement Revenue (a)                                                      500        5.500      04/15/09        509
TSASC Inc., New York Revenue, Series 1 (b)                                        1,000        5.500      07/15/13        973
                                                                                                                     --------
                                                                                                                       15,559
                                                                                                                     --------

NORTH CAROLINA - 1.1%
North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue (a)       1,500        6.000      01/01/12      1,574
                                                                                                                     --------

                                                        Tax Exempt Bond Fund 167

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)


                                                                               PRINCIPAL
                                                                                AMOUNT                      DATE      VALUE
                                                                                 (000)        RATE           OF       (000)
                                                                                   $           %          MATURITY      $
                                                                               --------     --------      --------   --------
OHIO - 1.9%
Cleveland, Ohio General Obligation (a)                                            1,000        5.000      11/15/08        990
Medina, Ohio City School District (a)                                               750        4.850      12/01/01        711
Ohio State Revenue                                                                1,000        5.000      12/15/06        993
                                                                                                                     --------
                                                                                                                        2,694
                                                                                                                     --------

OKLAHOMA - 0.5%
Oklahoma Housing Finance Agency Single Family Revenue                               400        7.600      09/01/15        438
Stillwater, Oklahoma Medical Center Authority Revenue, Series A                     300        5.550      05/15/01        300
                                                                                                                     --------
                                                                                                                          738
                                                                                                                     --------

OREGON - 0.4%
Oregon State Department Administration Services Lottery  Revenue, Series B          500        5.250      04/01/06        504
                                                                                                                     --------

PENNSYLVANIA - 2.5%
Norwin, Pennsylvania School District General Obligation (a)                         250        6.000      04/01/20        254
Philadelphia, Pennsylvania Gas Works Revenue, Series A                            1,000        5.500      07/01/07      1,019
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority
 Revenue, Series A                                                                  500        5.000      05/15/02        500
Philadelphia, Pennsylvania Water & Wastewater Revenue (a)                         1,000        5.250      12/15/11        993
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority Revenue,
 Series A                                                                           700        7.375      07/15/08        729
                                                                                                                     --------
                                                                                                                        3,495
                                                                                                                     --------

RHODE ISLAND - 1.3%
Rhode Island Housing & Mortgage Finance Authority Housing Revenue,
 Series A (a)                                                                     1,000        5.150      07/01/01      1,004
Rhode Island State Health & Educational Building Corp. Revenue (a)                  785        5.500      04/01/17        771
                                                                                                                     --------
                                                                                                                        1,775
                                                                                                                     --------

SOUTH CAROLINA - 1.9%
Columbia, South Carolina Waterworks & Sewer System Revenue, Zero Coupon           1,000        0.000      02/01/04        823
Medical University South Carolina Hospital Facilities Revenue                     1,355        5.500      07/01/03      1,359
Winnsboro, South Carolina Utility Revenue (a)                                       550        5.250      08/15/14        539
                                                                                                                     --------
                                                                                                                        2,721
                                                                                                                     --------

SOUTH DAKOTA - 0.7%
South Dakota Housing Development Authority Revenue, Series A                      1,000        5.200      05/01/02      1,006
                                                                                                                     --------

TENNESSEE - 1.4%
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
 Educational Facilities Board Revenue, Series A                                     920        5.000      11/01/06        913
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
 Educational Facilities Board Revenue, Series A                                     615        5.250      05/01/01        620
White House Utility District, Tennessee, Robertson & Sumner Counties
 Waterworks Revenue, Zero Coupon, Series B (a)                                      650        0.000      01/01/05        507
                                                                                                                     --------
                                                                                                                        2,040
                                                                                                                     --------

168 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                                PRINCIPAL
                                                                                 AMOUNT                     DATE      VALUE
                                                                                 (000)        RATE           OF       (000)
                                                                                   $           %          MATURITY      $
                                                                               --------     --------      --------   --------
TEXAS - 8.2%
Alvin, Texas Independent School District General Obligation (d)                     515        6.750      08/15/09        572
Alvin, Texas Independent School District General Obligation (d)                     545        6.750      08/15/10        608
Arlington, Texas Independent School District General Obligation                   1,000        4.750      02/15/09        948
Brazos River Authority, Texas Revenue (b)                                         1,500        5.200      12/01/18      1,477
Harris County, Texas Health Facilities Development Corporate Revenue, Series B    1,000        3.420      02/15/27      1,000
Houston, Texas General Obligation, Series C                                         720        5.900      03/01/03        731
Houston, Texas General Obligation, Series C (pre-refunded 03/01/02)(e)              280        5.900      03/01/03        285
Matagorda County, Texas Navigation District Number 1 Pollution Control
 Revenue, Series A (b)                                                            1,000        4.900      05/01/30        995
Round Rock, Texas Independent School District General Obligation                  1,000        6.500      08/01/10      1,092
Round Rock, Texas Independent School District General Obligation                    750        6.500      08/01/11        816
San Antonio, Texas Electric & Gas Revenue                                            70        4.700      02/01/05         70
San Antonio, Texas Electric & Gas Revenue, Zero Coupon, Series B (a)              1,000        0.000      12/01/04        821
Texas A & M University Permanent University Funding Revenue (b)                   1,000        5.000      07/01/08        986
Texas State Public Finance Authority Building Revenue, Series B                   1,000        5.000      02/01/05        995
Waco, Texas Health Facilities Development Corp. Revenue, Series A                   250        5.200      11/15/06        247
                                                                                                                     --------
                                                                                                                       11,643
                                                                                                                     --------

UTAH - 1.6%
Intermountain Power Agency, Utah Power Supply Revenue, Series C                   1,000        4.700      07/01/02        993
Intermountain Power Agency, Utah Power Supply Revenue, Series E                     500        5.250      07/01/01        503
Utah State Board of Regents Revenue (a)                                             300        5.000      08/01/02        300
Utah Water Finance Agency Revenue, Series A (a)                                     500        4.800      10/01/08        479
                                                                                                                     --------
                                                                                                                        2,275
                                                                                                                     --------

VIRGINIA - 1.4%
Arlington County, Virginia Industrial Development Authority Resource Recovery
 Revenue, Series A                                                                1,000        5.250      01/01/04      1,008
Virginia State Housing Development Authority Revenue, Series D                    1,000        6.050      07/01/10      1,030
                                                                                                                     --------
                                                                                                                        2,038
                                                                                                                     --------

WASHINGTON - 4.8%
CDP King County III, Washington Lease Revenue (a)                                 1,000        4.600      06/01/03        985
Washington State Public Power Supply System Nuclear Project Number 1
 Revenue, Series A                                                                1,000        7.000      07/01/08      1,100
Washington State Public Power Supply System Nuclear Project Number 3
 Revenue, Series A                                                                1,000        5.000      07/01/04        993
Washington, State of, General Obligation                                          1,000        5.750      09/01/06      1,034
Washington, State of, General Obligation, Series A                                1,060        6.500      07/01/04      1,116
Washington, State of, General Obligation, Series R                                1,500        6.400      09/01/03      1,545
                                                                                                                     --------
                                                                                                                        6,773
                                                                                                                     --------

WEST VIRGINIA - 0.5%
South Charleston, West Virginia Pollution Control Revenue                           700        7.625      08/01/05        756
                                                                                                                     --------

                                                        Tax Exempt Bond Fund 169

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)

                                                                               PRINCIPAL
                                                                                AMOUNT                      DATE      VALUE
                                                                                (000)         RATE           OF       (000)
                                                                                  $            %          MATURITY      $
                                                                               --------     --------      --------   --------
WISCONSIN - 0.5%
Wisconsin Housing and Economic Development Authority Revenue, Series A              700        6.850      11/01/12        730
                                                                                                                     --------
TOTAL MUNICIPAL  BONDS
(cost $128,708)                                                                                                       126,212
                                                                                                                     --------

SHORT-TERM INVESTMENTS - 10.6%
Frank Russell Investment Company Tax Free Money Market Fund, due on
 demand (c)                                                                      15,081                                15,081
                                                                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(cost $15,081)                                                                                                         15,081
                                                                                                                     --------

TOTAL INVESTMENTS - 99.8%
(identified cost $143,789)                                                                                            141,293

OTHER ASSETS & LIABILITIES, NET - 0.2%                                                                                    247
                                                                                                                     --------

NET ASSETS - 100.0%                                                                                                   141,540
                                                                                                                     ========

(a)  Bond is insured by AMBAC, FGIC or MBIA
(b)  Adjustable or floating rate security
(c)  At cost, which approximates market value.
(d)  Forward commitment.
(e) Pre-refunded: These bonds are collateralized by the US Treasury Securities, which are held in escrow by the trustee and used to pay principal and interest in the tax exempt issue and to retire the bonds in full at the earliest refunding date. The rate is for descriptive purposes; effective yield may vary.

Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance

170  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2000 (Unaudited)

QUALITY RATINGS AS A % OF MARKET VALUE

AAA                                                                     50%
AA                                                                      24
A                                                                       11
BBB                                                                     15
                                                                    ------
                                                                       100%
                                                                    ======
ECONOMIC SECTOR EMPHASIS AS A % OF
 MARKET VALUE

General Obligation                                                      22%
Health Care Revenue                                                     16
Utility Revenue                                                         13
State and Community Lease                                                8
Housing Revenue                                                          8
University Revenue                                                       6
Pollution Control Revenue                                                1
Refunded & Special Obligation                                            1
Other                                                                   14
Cash Equivalents                                                        11
                                                                    ------
                                                                       100%
                                                                    ======

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 171

TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)

ASSETS
Investments at market (identified cost $143,789) ............... $      141,293
Cash ...........................................................            201
Receivables:
  Dividends and interest .......................................          2,175
  Fund shares sold .............................................            718
  Prepaid expenses .............................................              1
                                                                 --------------
     Total assets ..............................................        144,388

LIABILITIES
Payables:
  Investments purchased ......................... $        1,138
  Investment purchased (delayed settlement) .....          1,187
  Fund shares redeemed ..........................            459
  Accrued fees to affiliates ....................             35
  Other accrued expenses ........................             29
                                                  --------------
     Total liabilities .........................................          2,848
                                                                 --------------
NET ASSETS ..................................................... $      141,540
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income ............................ $          353
Accumulated net realized gain (loss) ...........................         (2,600)
Unrealized appreciation (depreciation) on investments ..........         (2,496)
Shares of beneficial interest ..................................             69
Additional paid-in capital .....................................        146,214
                                                                 --------------
NET ASSETS ..................................................... $      141,540
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
  Class C ($573,910 divided by 28,120 shares of $.01 par value
     shares of beneficial interest outstanding) ................ $        20.41
                                                                 ==============
  Class E ($3,657,880 divided by 178,913 shares of $.01 par
     value shares of beneficial interest outstanding) .......... $        20.44
                                                                 ==============
  Class S ($137,307,914 divided by 6,724,323 shares of $.01 par
     value shares of beneficial interest outstanding) .......... $        20.42
                                                                 ==============





See accompanying notes which are an integral part of the financial statements.

172 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                  Four Months Ended
                                                   April 30, 2000        Year Ended
                                                     (Unaudited)      December 31, 1999
                                                  -----------------   -----------------
INVESTMENT INCOME
  Interest ...................................... $           1,955   $           6,457
  Dividends .....................................               288                  61
                                                  -----------------   -----------------
     Total investment income ....................             2,243               6,518
                                                  -----------------   -----------------
EXPENSES
  Advisory fees .................................               128                 427
  Administrative fees ...........................                23                  71
  Custodian fees ................................                32                  81
  Distribution fees - Class C ...................                 1                   1
  Transfer agent fees ...........................                34                  86
  Professional fees .............................                15                  35
  Registration fees .............................                20                  95
  Shareholder servicing fees - Class C ..........                 1                   1
  Shareholder servicing fees - Class E ..........                 3                   5
  Trustees' fees ................................                 4                   6
  Miscellaneous .................................                 7                  17
                                                  -----------------   -----------------
     Total expenses .............................               268                 825
                                                  -----------------   -----------------
Net investment income ...........................             1,975               5,693
                                                  -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .........              (490)             (1,498)
Net change in unrealized appreciation
  (depreciation) on investments .................                16              (5,063)
                                                  -----------------   -----------------
Net realized and unrealized gain (loss) .........              (474)             (6,561)
                                                  -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS .................................... $           1,501   $            (868)
                                                  =================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  173

Tax Exempt Bond Fund

Statement of Changes in Net Assets

Amounts in thousands

                                                                      FOUR MONTHS ENDED
                                                                       APRIL 30, 2000        YEAR ENDED          YEAR ENDED
                                                                         (UNAUDITED)      DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                      -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income ............................................. $           1,975   $           5,693   $           4,119
  Net realized gain (loss) ..........................................              (490)             (1,498)               (141)
  Net change in unrealized appreciation (depreciation) ..............                16              (5,063)              1,153
                                                                      -----------------   -----------------   -----------------
     Net increase (decrease) in net assets from operations ..........             1,501                (868)              5,131
                                                                      -----------------   -----------------   -----------------
DISTRIBUTIONS
  From net investment income
     Class C ........................................................                (5)                 (7)                 --
     Class E ........................................................               (41)                (77)                 --
     Class S ........................................................            (1,432)             (5,753)             (4,154)
                                                                      -----------------   -----------------   -----------------
        Net decrease in net assets from distributions ...............            (1,478)             (5,837)             (4,154)
                                                                      -----------------   -----------------   -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .....            14,229               5,034              44,906
                                                                      -----------------   -----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................            14,252              (1,671)             45,883

NET ASSETS
  Beginning of period ...............................................           127,288             128,959              83,076
                                                                      -----------------   -----------------   -----------------
  End of period (including undistributed net investment income of
     $353 at April 30, 2000 and accumulated distributions in excess
     of net investment income of $144 at December 31, 1999) ......... $         141,540   $         127,288   $         128,959
                                                                      =================   =================   =================

See accompanying notes which are an integral part of the financial statements.

174 Tax Exempt Bond Fund

Tax Exempt Bond Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           2000*       1999**
                                                        ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD .................. $    20.45   $    21.38
                                                        ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a) ...........................        .25          .45
  Net realized and unrealized gain (loss) .............       (.10)        (.84)
                                                        ----------   ----------
     Total income from operations .....................        .15         (.39)
                                                        ----------   ----------
DISTRIBUTIONS
 From net investment income ...........................       (.19)        (.54)
                                                        ----------   ----------
NET ASSET VALUE, END OF PERIOD ........................ $    20.41   $    20.45
                                                        ==========   ==========
TOTAL RETURN (%)(b) ...................................        .75        (1.82)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............        574          474
  Ratios to average net assets(%)(c):
     Operating expenses ...............................       1.58         1.57
     Net investment income ............................       3.79         3.12
  Portfolio turnover rate (%) .........................      46.71       119.34


*    For the four months ended April 30, 2000 (Unaudited).
**   For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                        Tax Exempt Bond Fund 175

Tax Exempt Bond Fund

Financial Highlights - Class E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           2000*        1999**
                                                        ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD .................. $    20.47   $    21.19
                                                        ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a) ...........................        .28          .50
  Net realized and unrealized gain (loss) .............       (.08)        (.71)
                                                        ----------   ----------
     Total income from operations .....................        .20         (.21)
                                                        ----------   ----------
DISTRIBUTIONS
  From net investment income ..........................       (.23)        (.51)
                                                        ----------   ----------
NET ASSET VALUE, END OF PERIOD ........................ $    20.44   $    20.47
                                                        ==========   ==========
TOTAL RETURN (%)(b) ...................................        .97         (.99)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ............      3,658        2,854
  Ratios to average net assets (%)(c):
     Operating expenses ...............................        .83          .82
     Net investment income ............................       4.13         3.76
  Portfolio turnover rate (%) .........................      46.71       119.34

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

176  Tax Exempt Bond Fund

Tax Exempt Bond Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                               2000*       1999       1998       1997       1996       1995
                                             ---------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ....... $   20.42   $  21.39   $  21.19   $  21.02   $  21.24   $  20.48
                                             ---------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a) ................       .30        .84        .81        .84        .85        .81
  Net realized and unrealized gain (loss) ..      (.08)      (.95)       .19        .18       (.21)       .77
                                             ---------   --------   --------   --------   --------   --------
     Total income from operations ..........       .22       (.11)      1.00       1.02        .64       1.58
                                             ---------   --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income ...............      (.22)      (.86)      (.80)      (.85)      (.86)      (.82)
                                             ---------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ............. $   20.42   $  20.42   $  21.39   $  21.19   $  21.02   $  21.24
                                             =========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)(c) .....................      1.07       (.52)      4.82       4.92       3.07       7.81

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .   137,308    123,960    128,959     83,076     66,344     63,838
  Ratios to average net assets (%)(c)(d):
     Operating expenses ....................       .58        .57        .72        .71        .75        .74
     Net investment income .................      4.37       3.99       3.80       3.99       4.02       3.91

  Portfolio turnover rate (%) ..............     46.71     119.34      74.42      40.79      74.34      73.91

*    For the four months ended April 30, 2000 (Unaudited).
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.
(d)  The ratios for periods less than one year are annualized.

                                                        Tax Exempt Bond Fund 177

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)

                                                                  MARKET
                                               NUMBER             VALUE
                                                 OF               (000)
                                               SHARES               $
                                             ----------        ----------
COMMON STOCKS - 98.5%
AUTO AND TRANSPORTATION - 3.5%
Boeing Co. (The)                                 1,100               44
CSX Corp.                                      109,500            2,293
Dana Corp.                                      89,800            2,728
Delphi Automotive Systems Corp.                 61,300            1,172
Eaton Corp.                                     36,200            3,041
Ford Motor Co.                                  83,700            4,577
General Motors Corp.                            21,900            2,050
Goodyear Tire & Rubber Co.                      89,300            2,467
Lear Corp. (a)                                  42,400            1,269
PACCAR, Inc.                                     1,900               90
Union Pacific Corp.                             50,100            2,111
                                                             ----------
                                                                 21,842
                                                             ----------

CONSUMER DISCRETIONARY - 9.6%
Abercrombie & Fitch Co. Class A (a)             60,700              668
AT&T Corp. - Liberty Media Group
 Class A (a)                                    32,232            1,610
Best Buy Co. (a)                                 5,500              444
Cendant Corp. (a)                              109,700            1,693
Circuit City Stores - Circuit
 City Group                                     17,500            1,029
Eastman Kodak Co.                               40,800            2,282
Extended Stay America, Inc. (a)                  1,700               15
Federated Department Stores, Inc. (a)           87,000            2,958
Fox Entertainment Group, Inc.
 Class A (a)                                     9,100              234
Gannett Co., Inc.                               43,800            2,798
Gap, Inc.                                       94,200            3,462
Home Depot, Inc. (The)                          89,400            5,012
Jones Apparel Group, Inc. (a)                   72,200            2,143
Kimberly-Clark Corp.                            14,700              854
Knight-Ridder, Inc.                             11,400              559
Limited, Inc. (The)                             12,000              542
Lowe's Cos., Inc.                               15,700              777
Marriott International, Inc. Class A            62,800            2,010
Mattel, Inc.                                     8,700              107
May Department Stores Co.                       94,300            2,593
McDonald's Corp.                                34,900            1,331
MediaOne Group, Inc. (a)                        45,400            3,433
Mirage Resorts, Inc. (a)                         9,200              187
Service Corp. International                     11,400               58
Starwood Hotels & Resorts
 Worldwide, Inc.                                    34                1
Target Corp.                                    34,500            2,296
Time Warner, Inc.                               66,850            6,012
TJX Cos., Inc.                                 185,600            3,561
Wal-Mart Stores, Inc.                          209,400           11,596
                                                             ----------
                                                                 60,265
                                                             ----------

CONSUMER STAPLES - 6.4%
Anheuser-Busch Cos., Inc.                        2,700              191
Bestfoods                                       44,700            2,246
Clorox Co. (The)                                30,100            1,106
Coca-Cola Co. (The)                            101,500            4,777
General Mills, Inc.                             36,100            1,313
Gillette Co.                                    54,300            2,009
Heinz (H.J.) Co.                                23,800              809
Kellogg Co.                                     37,000              904
Kroger Co. (The) (a)                            23,900              444
PepsiCo, Inc.                                    9,600              352
Philip Morris Cos., Inc.                       360,800            7,893
Procter & Gamble Co.                           126,700            7,554
Quaker Oats Co. (The)                           20,100            1,310
Safeway, Inc. (a)                               34,400            1,518
Sara Lee Corp.                                   8,500              128
Seagram Co., Ltd.                              139,800            7,549
Unilever                                         8,925              407
                                                             ----------
                                                                 40,510
                                                             ----------

FINANCIAL SERVICES - 13.2%
AEGON                                            5,681              411
Aetna, Inc.                                     22,100            1,279
Allstate Corp.                                  93,100            2,199
Ambac Financial Group, Inc.                     43,500            2,088
American International Group, Inc.              15,453            1,695
AON Corp.                                       63,200            1,710
Astoria Financial Corp.                         88,785            2,442
AXA Financial, Inc.                                200                7
Bank of America Corp.                           64,751            3,173
Bank One Corp.                                 164,500            5,017
Bear Stearns Companies Inc. (The)               10,700              459
Capital One Financial Corp.                     16,500              722
Charter One Financial, Inc.                     85,630            1,739
CIGNA Corp.                                     19,900            1,587
CIT Group, Inc.                                124,300            2,105
Citigroup, Inc.                                135,400            8,048
Commercial Federal Corp.                         7,500              117
Countrywide Credit Industries, Inc.             17,800              492
Dime Bancorp, Inc.                              43,300              812
Edwards (A.G.), Inc.                            10,200              384
Equifax, Inc.                                   42,800            1,046
Fannie Mae                                      19,800            1,194
FINOVA Group, Inc.                             106,300            1,362
First Data Corp.                                 6,600              321
First Union Corp.                              215,218            6,860
Goldman Sachs Group, Inc. (The)                 19,300            1,800
Greenpoint Financial Corp.                      85,500            1,592
Hartford Financial Services Group,
 Inc. (The)                                     62,700            3,272
Hibernia Corp. Class A                          56,000              595


178 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2000 (Unaudited)

                                                                 MARKET
                                               NUMBER            VALUE
                                                 OF              (000)
                                               SHARES              $
                                             ----------        ----------

John Hancock Financial Services,
 Inc. (a)                                       62,800            1,146
KeyCorp                                        238,400            4,410
Marsh & McLennan Cos., Inc.                     17,150            1,690
MBIA, Inc.                                      17,200              850
Merrill Lynch & Co., Inc.                       36,800            3,751
MetLife, Inc. New (a)                           71,500            1,184
Paine Webber Group, Inc.                        14,300              627
Peoples Heritage Financial Group               100,900            1,312
Provident Financial Group, Inc.                  5,900              172
Regions Financial Corp.                         32,800              670
Summit Bancorp                                  70,300            1,784
TD Waterhouse Group, Inc.                       33,100              664
Torchmark Corp.                                 30,400              762
U.S. Bancorp                                   185,600            3,770
Union Planters Corp.                            43,900            1,243
UnumProvident Corp.                             26,200              445
Washington Mutual, Inc.                        154,525            3,950
                                                             ----------
                                                                 82,958
                                                             ----------

HEALTH CARE - 9.9%
Abbott Laboratories                             92,600            3,559
ALZA Corp. (a)                                 120,900            5,327
American Home Products Corp.                    74,700            4,197
Amgen, Inc. (a)                                 17,600              986
Bausch & Lomb, Inc.                              4,600              278
Bristol-Myers Squibb Co.                       145,800            7,645
Columbia/HCA Healthcare Corp.                   51,400            1,462
Forest Labs, Inc. (a)                           23,400            1,967
Genzyme Corp. (a)                                2,700              132
Guidant Corp.                                    2,400              138
Human Genome Sciences, Inc. (a)                 12,400              949
Johnson & Johnson                               19,600            1,617
Lilly (Eli) & Co.                               72,800            5,628
MedImmune, Inc. (a)                              3,000              478
Medtronic, Inc.                                 39,800            2,067
Merck & Co., Inc.                               51,000            3,545
PE Corp.                                        19,000            1,140
Pfizer, Inc.                                    73,000            3,075
Pharmacia Corp. (a)                            191,400            9,558
Schering-Plough Corp.                           38,400            1,548
St. Jude Medical, Inc. (a)                      11,000              343
Tenet Healthcare Corp.                          53,400            1,362
United Health Corp (a)                           6,900              460
Warner-Lambert Co.                              34,800            3,961
Wellpoint Health Networks, Inc. (a)              8,200              605
                                                             ----------
                                                                 62,027
                                                             ----------

INTEGRATED OILS - 4.2%
Chevron Corp.                                   47,300            4,026
Exxon Mobil Corp.                              213,302           16,571
Lyondell Petrochemical Co.                      58,000            1,066
Royal Dutch Petroleum Co.                       87,900            5,043
                                                             ----------
                                                                 26,706
                                                             ----------

MATERIALS AND PROCESSING - 3.3%
Air Products & Chemicals, Inc.                  45,700            1,420
Alcoa, Inc.                                      3,000              195
Allegheny Technologies, Inc.                    57,600            1,393
B.F. Goodrich Co.                               46,804            1,492
Dow Chemical Co.                                 1,000              113
Fort James Corp.                                26,100              625
Georgia-Pacific Group                           20,600              757
Praxair, Inc.                                      900               40
Reynolds Metals Co.                             31,700            2,108
Rohm & Haas Co.                                114,500            4,079
Smurfit-Stone Container Corp. (a)               19,800              301
Temple-Inland, Inc.                             16,400              822
Tyco International, Ltd.                       157,306            7,226
USEC, Inc.                                      61,300              287
                                                             ----------
                                                                 20,858
                                                             ----------

OTHER ENERGY - 1.2%
BP Amoco PLC - ADR                              31,880            1,626
El Paso Energy Corp.                            38,000            1,615
Global Marine, Inc. (a)                         57,500            1,380
R&B Falcon Corp. (a)                            10,000              208
Tosco Corp.                                     30,500              978
Ultramar Diamond Shamrock Corp.                 78,000            1,931
                                                             ----------
                                                                  7,738
                                                             ----------

PRODUCER DURABLES - 6.4%
Applied Materials, Inc. (a)                     36,500            3,716
Boston Scientific Corp. (a)                     10,500              278
Deere & Co.                                     13,100              529
General Electric Co.                           157,000           24,688
Honeywell International, Inc.                  154,500            8,652
ITT Industries, Inc.                            19,100              603
Lexmark International Group, Inc.
 Class A (a)                                     2,700              319
Lockheed Martin Corp.                           28,100              699
Raytheon Co. Class A                             1,300               30
United Technologies Corp.                        9,700              603
                                                             ----------
                                                                 40,117
                                                             ----------

                                                  Tax-Managed Large Cap Fund 179

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2000 (Unaudited)

                                                                 MARKET
                                               NUMBER            VALUE
                                                 OF              (000)
                                               SHARES              $
                                             ----------        ----------
TECHNOLOGY - 30.2%
3Com Corp. (a)                                  14,700              579
Adobe Systems, Inc.                              9,200            1,113
America Online, Inc. (a)                       102,600            6,137
Apple Computer, Inc. (a)                         2,100              261
Automatic Data Processing, Inc.                 41,300            2,222
Cisco Systems, Inc. (a)                        347,500           24,108
Citrix Systems, Inc. (a)                        18,500            1,130
COMPAQ Computer Corp.                           66,200            1,936
Computer Associates
 International, Inc.                            84,217            4,700
Cooper Industries, Inc.                         66,800            2,292
Dell Computer Corp. (a)                        108,700            5,442
DoubleClick, Inc. (a)                           10,600              804
E*TRADE Group, Inc. (a)                         18,500              397
Electronic Data Systems Corp.                   24,500            1,684
EMC Corp. (a)                                   76,600           10,643
Exodus Communications, Inc. (a)                 13,000            1,148
Gateway, Inc. (a)                                5,500              304
Hewlett-Packard Co.                             35,100            4,739
Intel Corp.                                    173,900           22,053
International Business Machines Corp.           89,400            9,979
International Game Technology                   26,150              637
Lucent Technologies, Inc.                      159,200            9,900
Micron Technology, Inc. (a)                      7,200            1,003
Microsoft Corp. (a)                            266,100           18,560
Motorola, Inc.                                  35,200            4,191
National Semiconductor Corp. (a)                21,700            1,318
Network Appliance, Inc. (a)                      3,600              266
Nortel Networks Corp.                           75,400            8,539
Novell, Inc. (a)                                 5,000               98
Oracle Systems Corp. (a)                       130,900           10,456
Palm, Inc. New (a)                               1,890               52
Parametric Technology Corp. (a)                  8,600               70
QUALCOMM, Inc. (a)                              33,400            3,622
Siebel Systems, Inc. (a)                         5,800              713
Sun Microsystems, Inc. (a)                     153,200           14,085
Symantec Corp. (a)                               8,600              535
Texas Instruments, Inc.                         52,600            8,567
Veritas Software Corp. (a)                      18,200            1,952
Xilinx, Inc. (a)                                 4,200              308
Yahoo!, Inc. (a)                                24,100            3,137
                                                             ----------
                                                                189,680
                                                             ----------

UTILITIES - 10.6%
Allegheny Energy, Inc.                          39,200            1,191
Allegiance Telecom, Inc. (a)                    12,250              862
Alltel Corp.                                    17,800            1,186
AT&T Corp.                                      91,606            4,277
Bell Atlantic Corp.                             19,364            1,147
Carolina Power & Light Co.                      40,000            1,463
Columbia Energy Group                           72,350            4,540
Comcast Corp. Special Class A                   86,400            3,461
DTE Energy Co.                                  44,300            1,445
Dynegy, Inc. Class A                            56,000            3,665
FPL Group, Inc.                                 17,900              809
Global Crossing, Ltd. (a)                      132,735            4,173
GTE Corp.                                      103,800            7,032
Level 3 Communications, Inc. (a)                 5,100              453
MCI WorldCom, Inc. (a)                         239,385           10,877
Pinnacle West Capital Corp.                     72,000            2,529
PPL Corp.                                          900               21
SBC Communications, Inc.                       244,066           10,693
Sprint Corp. (Fon Group)                        11,100              683
Sprint Corp. (PCS Group) (a)                    59,800            3,289
Williams Cos. (The)                             43,500            1,623
Wisconsin Energy Corp.                          68,100            1,456
                                                             ----------
                                                                 66,875
                                                             ----------

TOTAL COMMON STOCKS
(cost $487,060)                                                 619,576
                                                             ----------

                                              PRINCIPAL
                                                AMOUNT
                                                (000)
                                                  $
                                             ----------
SHORT-TERM INVESTMENTS - 1.2%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                               6,718            6,718
United States Treasury Bills (b)(c)(d)
 5.470% due 06/29/00                               900              892
                                                             ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,610)                                                     7,610
                                                             ----------

TOTAL INVESTMENTS - 99.7%
(identified cost $494,670)                                      627,186

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                        1,581
                                                             ----------


NET ASSETS - 100.0%                                             628,767
                                                             ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

180 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2000 (Unaudited)

                                                              UNREALIZED
                                               NUMBER        APPRECIATION
                                                 OF         (DEPRECIATION)
FUTURES CONTRACTS                             CONTRACTS         (000)
                                              ---------     --------------

S&P 500 Index
 expiration date 06/00                              20        $     113
                                                              ---------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                          $     113
                                                              =========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 181

TAX-MANAGED LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $494,670) ........................................   $ 627,186
Receivables:
 Dividends ..............................................................................         566
 Investments sold .......................................................................         365
 Fund shares sold .......................................................................       1,748
 From advisor ...........................................................................           9
 Deferred organization expenses .........................................................           6
Prepaid expenses ........................................................................           2
                                                                                            ---------

   Total assets .........................................................................     629,882

LIABILITIES
Payables:
 Investments purchased ......................................................   $     358
 Fund shares redeemed .......................................................         256
 Accrued fees to affiliates .................................................         403
 Other accrued expenses .....................................................          58
 Daily variation margin on futures contracts ................................          40
                                                                                ---------

   Total liabilities ....................................................................       1,115
                                                                                            ---------

NET ASSETS ..............................................................................   $ 628,767
                                                                                            =========

NET ASSETS CONSIST OF:
Undistributed net investment income .....................................................   $   1,043
Accumulated net realized gain (loss) ....................................................      (9,461)
Unrealized appreciation (depreciation) on:
 Investments ............................................................................     132,516
 Futures contracts ......................................................................         113
Shares of beneficial interest ...........................................................         303
Additional paid-in capital ..............................................................     504,253
                                                                                            ---------

NET ASSETS ..............................................................................   $ 628,767
                                                                                            =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($3,046,552 divided by 147,162 shares of $.01 par value
   shares of beneficial interest outstanding) ...........................................   $   20.70
 Class S ($625,720,143 divided by 30,136,064 shares of $.01 par value                       =========
   shares of beneficial interest outstanding) ...........................................   $   20.76
                                                                                            =========


See accompanying notes which are an integral part of the financial statements.

182 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                                                         FOUR MONTHS ENDED
                                                                          APRIL 30, 2000        YEAR ENDED
                                                                             (UNAUDITED)     DECEMBER 31, 1999
                                                                        ------------------- -------------------
INVESTMENT INCOME
 Dividends ............................................................       $  2,546           $  6,220
 Dividends from Money Market Fund .....................................            164                371
 Interest .............................................................              5                 53
                                                                              --------           --------

   Total Investment Income ............................................          2,715              6,644
                                                                              --------           --------

EXPENSES
 Advisory fees ........................................................          1,359              2,968
 Administrative fees ..................................................             98                212
 Custodian fees .......................................................             73                120
 Distribution fees - Class C ..........................................              5                 --
 Transfer agent fees ..................................................             62                122
 Professional fees ....................................................             14                 28
 Registration fees ....................................................             42                119
 Shareholder servicing fees - Class C .................................              2                 --
 Trustees' fees .......................................................              5                  5
 Amortization of deferred organization expenses .......................              1                  7
 Miscellaneous ........................................................             10                 34
                                                                              --------           --------

   Total Expenses .....................................................          1,671              3,615
                                                                              --------           --------

Net investment income .................................................          1,044              3,029
                                                                              --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..........................................................         (5,139)            (2,785)
 Futures contracts ....................................................           (993)               224
                                                                              --------           --------
                                                                                (6,132)            (2,561)
                                                                              --------           --------

Net change in unrealized appreciation (depreciation) on:
 Investments ..........................................................         (5,114)            65,388
 Futures contracts ....................................................           (157)               167
                                                                              --------           --------
                                                                                (5,271)            65,555
                                                                              --------           --------

Net realized and unrealized gain (loss)  ..............................        (11,403)            62,994
                                                                              --------           --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .................       $(10,359)          $ 66,023
                                                                              ========           ========


  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 183

TAX-MANAGED LARGE CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      FOUR MONTHS ENDED
                                                                       APRIL 30, 2000         YEAR ENDED           YEAR ENDED
                                                                         (UNAUDITED)       DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                     -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
 Net investment income ...........................................        $   1,044             $   3,029           $   1,202
 Net realized gain (loss) ........................................           (6,132)               (2,561)               (729)
 Net change in unrealized appreciation (depreciation) ............           (5,271)               65,555              58,053
                                                                          ---------             ---------           ---------

   Net increase (decrease) in net assets from operations .........          (10,359)               66,023              58,526
                                                                          ---------             ---------           ---------

DISTRIBUTIONS
 From net investment income
   Class C .......................................................               --                    (2)                 --
   Class S .......................................................             (141)               (2,888)             (1,334)
 From net realized gain
   Class S .......................................................               --                    --                 (78)
                                                                          ---------             ---------           ---------

     Net decrease in net assets from distributions ...............             (141)               (2,890)             (1,412)
                                                                          ---------             ---------           ---------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share transactions ...           72,958               197,724             138,603
                                                                          ---------             ---------           ---------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS .......................................................           62,458               260,857             195,717


NET ASSETS
 Beginning of period .............................................          566,309               305,452             109,735
                                                                          ---------             ---------           ---------
 End of period (including undistributed net investment income of
   $1,043 and $140, and accumulated distributions in excess
   of net investment income of $110, respectively) ...............        $ 628,767             $ 566,309           $ 305,452
                                                                          =========             =========           =========


See accompanying notes which are an integral part of the financial statements.

184 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                          2000*         1999
                                                        ---------     ---------

NET ASSET VALUE, BEGINNING OF PERIOD ...............    $   21.17     $   20.92
                                                        ---------     ---------

INCOME FROM OPERATIONS
 Net investment income (loss)(a)***  ...............         (.03)           --
 Net realized and unrealized gain (loss)  ..........         (.44)          .35
                                                        ---------     ---------

   Total income from operations ....................         (.47)          .35
                                                        ---------     ---------

DISTRIBUTIONS
 From net investment income ........................           --          (.10)
                                                        ---------     ---------

NET ASSET VALUE, END OF PERIOD .....................    $   20.70     $   21.17
                                                        =========     =========

TOTAL RETURN (%)(b)  ...............................        (2.20)         2.24

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  .........        3,047           308

 Ratios to average net assets (%)(c):
   Operating Expenses ..............................         1.86          1.57
   Net investment income (loss)  ...................         (.42)         (.28)

 Portfolio turnover rate (%)  ......................         9.14         48.35

*    For the four months ended April 30, 2000 (Unaudited).
**   For the period December 1, 1999 (commencement of sale) to December 31,
     1999.
***  Less than .01c per share for the period ended December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                  Tax-Managed Large Cap Fund 185

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                             YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------------------
                                                    2000*         1999          1998          1997         1996**
                                                 ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ......      $    21.17    $    18.26    $    13.90    $    10.61    $    10.00
                                                 ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
 Net investment income (a) ................             .04           .14           .10           .08           .03
 Net realized and unrealized gain (loss) ..            (.44)         2.88          4.35          3.28           .61
                                                 ----------    ----------    ----------    ----------    ----------

   Total income from operations ...........            (.40)         3.02          4.45          3.36           .64
                                                 ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
 From net investment income ...............            (.01)         (.11)         (.08)         (.07)         (.03)
 From net realized gain ...................              --            --          (.01)           --            --
                                                 ----------    ----------    ----------    ----------    ----------

   Total distributions ....................            (.01)         (.11)         (.09)         (.07)         (.03)
                                                 ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD ............      $    20.76    $    21.17    $    18.26    $    13.90    $    10.61
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b) .......................           (1.91)        16.57         32.08         31.73          6.10

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)..         625,720       566,001       305,452       109,735        19,931

 Ratios to average net assets (%)(c):
   Operating expenses, net ................             .86           .85           .99          1.00          1.00
   Operating expenses, gross ..............             .86           .85           .99          1.08          2.83
   Net investment income ..................             .54           .71           .61           .92          1.62

 Portfolio turnover rate (%) ..............            9.14         48.35         50.59         39.23          8.86


*    For the four months ended April 30, 2000 (Unaudited).
** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

186 Tax-Managed Large Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF NET ASSETS

                                                    April 30, 2000 (Unaudited)


                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
COMMON STOCKS - 91.6%
AUTO AND TRANSPORTATION - 2.2%
A.S.V., Inc. (a)                                400           5
AAR Corp.                                     1,700          26
ABC Rail Products Corp. (a)                   1,100          12
Aftermarket Technology Corp. (a)                100           1
AHL Services, Inc. (a)                          300           3
Airborne Freight Corp.                        3,000          64
AirTran Holdings, Inc. (a)                    1,900           8
Alaska Air Group, Inc. (a)                    1,500          43
Alexander & Baldwin, Inc.                     2,500          52
American Axle & Manufacturing Holdings,
 Inc. (a)                                       400           6
American Freightways Corp. (a)                1,200          22
Amtran, Inc. (a)                                100           2
Arnold Industries, Inc.                       1,200          14
Arvin Industries, Inc.                        1,500          33
Atlas Air, Inc. (a)                             500          17
Avis Rent A Car, Inc. (a)                     1,300          26
Bandag, Inc.                                    700          17
BE Aerospace, Inc. (a)                          700           5
Borg-Warner Automotive, Inc.                  1,500          63
Budget Group, Inc. Class A (a)                1,700           8
C.H. Robinson Worldwide, Inc.                 1,700          85
Circle International Group, Inc.                800          21
Delco Remy International, Inc. (a)              600           5
Dura Automotive Systems, Inc. (a)               700          11
EGL, Inc. New (a)                               600          14
Florida East Coast Industries, Inc.           1,800          89
Fritz Companies, Inc. (a)                     1,200          11
Frontier Airlines, Inc. (a)                     300           5
Group 1 Automotive, Inc. (a)                    700           8
Harley-Davidson, Inc.                         7,800         311
Hayes Lemmerz International, Inc. (a)           900          14
Heartland Express, Inc. (a)                     400           7
Landstar Systems, Inc. (a)                      400          23
M.S. Carriers, Inc. (a)                         600          14
Meritor Automotive, Inc.                        400           6
Mesaba Holdings, Inc. (a)                       500           6
Midwest Express Holdings, Inc. (a)              700          18
Monaco Coach Corp. (a)                          700          11
Myers Industries, Inc.                          900          13
National R.V. Holdings, Inc. (a)                300           4
Newport News Shipbuilding, Inc.               1,200          40
Northwest Airlines Corp. Class A (a)          1,500          37
O'Reilly Automotive, Inc. (a)                 1,400          19
Overseas Shipholding Group, Inc.              1,500          39
Polaris Industries, Inc.                        800          25
Roadway Express, Inc.                           700          16
Simpson Industries, Inc.                      1,100          11
Superior Industries International, Inc        1,200          39
Swift Transportation Co., Inc. (a)            1,600          32
Thor Industries, Inc.                           200           5
Tower Automotive, Inc. (a)                    2,300          36
Trinity Industries, Inc.                      2,400          53
USFreightways Corp.                           1,600          74
Wabash National Corp.                         1,200          17
Werner Enterprises, Inc.                      1,800          33
Winnebago Industries, Inc.                      600          10
Wisconsin Central Transportation Corp. (a)    2,500          36
XTRA Corp. (a)                                  800          38
                                                     ----------
                                                          1,663
                                                     ----------

CONSUMER DISCRETIONARY - 14.7%
99 Cents Only Stores (a)                        400          15
Aaron Rents, Inc.                               900          13
ABM Industries, Inc.                            800          20
Advo Systems, Inc.  (a)                         700          21
AMC Entertainment, Inc. (a)                     700           3
AMERCO (a)                                      500           8
American Eagle Outfitters, Inc. (a)           1,000          17
AMFM, Inc. (a)                                9,900         657
Anchor Gaming (a)                               300          12
AnnTaylor Stores Corp. (a)                      900          19
Applebee's International, Inc.                1,100          40
AT&T Corp. - Liberty Media Group
 Class A (a)                                 60,800       3,036
Aztar Corp.  (a)                              2,300          27
Bacou USA, Inc. (a)                             300           6
Banta Corp.                                   1,500          29
Bassett Furniture Industries, Inc.              700           9
Bebe Stores, Inc. (a)                           100           1
Belo (A.H.) Corp. Class A                     5,400          90
BJ's Wholesale Club, Inc. (a)                   400          14
Blyth Industries, Inc.                        1,300          39
Bob Evans Farms, Inc.                         2,300          30
Borders Group, Inc. (a)                       4,100          65
Bowne & Co., Inc.                             2,200          25
Boyd Gaming Corp. (a)                         2,000          10
Buckeye Technologies, Inc. (a)                  900          17
Buckle, Inc. (The) (a)                          300           4
Buffets, Inc. (a)                             2,400          23
Burlington Coat Factory
 Warehouse Corp.                                900          14
Burns International Services Corp. (a)          400           4
Callaway Golf Co.                             3,900          65
Carriage Services, Inc. Class A (a)             700           3
Catalina Marketing Corp. (a)                    600          61
Cato Corp. Class A                              900           9
CDI Corp. (a)                                   600          14
CEC Entertainment, Inc. (a)                   1,200          36

188  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
CellStar Corp. (a)                            1,300           7
Central Newspapers, Inc. Class A                900          28
Charles River Associates, Inc. (a)              300           6
Charming Shoppes, Inc. (a)                    5,800          39
Cheesecake Factory, Inc. (The) (a)              700          28
Choice Hotels International, Inc. (a)         2,100          28
Cintas Corp.                                  4,300         170
Claire's Stores, Inc.                         1,900          35
Consolidated Graphics, Inc. (a)                 500           6
Consolidated Products, Inc. (a)                 800           7
Convergys Corp. (a)                             300          13
Copart, Inc. (a)                              1,600          28
Cox Radio, Inc. Class A (a)                     400          29
CSX Auto Corp. (a)                              800           8
Daisytek International Corp. (a)                900          11
Dave & Buster's, Inc. (a)                       500           4
DeVry, Inc. (a)                               2,500          60
Dollar Tree Stores, Inc. (a)                  2,500         145
Dover Downs Entertainment, Inc.                 600           7
EchoStar Communications Corp. Class A (a)     4,300         274
Emmis Broadcasting Corp.
 Class A (a)                                  1,800          76
Entercom Communications Corp. (a)               900          38
Estee Lauder Cos., Class A                    3,700         163
Ethan Allen Interiors, Inc.                   1,700          45
Extended Stay America, Inc. (a)               3,600          32
Fairfield Communities, Inc. (a)               1,800          16
Footstar, Inc. (a)                            1,000          37
Fossil, Inc. (a)                                600          13
Furniture Brands International, Inc. (a)      2,000          37
Gaylord Entertainment Co.                     1,100          26
Genesco, Inc. (a)                               900          12
Genlyte Group, Inc (The) (a)                    800          16
Goody's Family Clothing, Inc. (a)             1,000           6
Guitar Center, Inc. (a)                         900          12
HA-LO Industries, Inc. (a)                    1,500          11
Harman International Industries, Inc.         1,000          65
Harte Hanks Communications                      500          12
Haverty Furniture Co., Inc.                   1,000          11
Hines Horticulture, Inc. (a)                    900           7
Hollywood Entertainment Corp. (a)             1,200           8
Houghton Mifflin Co.                          1,500          62
IHOP Corp. (a)                                  900          15
Infinity Broadcasting Corp.
 Class A (a)                                 12,200         414
Innkeepers USA Trust                          2,200          20
Interim Services, Inc. (a)                    3,000          51
Interpublic Group Cos., Inc.                    385          16
Iron Mountain, Inc. New (a)                   1,320          46
ITT Educational Services, Inc. (a)              700          13
Jack in the Box, Inc. (a)                     1,700          42
JAKKS Pacific, Inc. (a)                         600          11
Journal Register Co. (a)                      1,300          19
K-Swiss, Inc. Class A                           300           4
Kellwood Co.                                  1,800          31
Kelly Services, Inc. Class A                  1,100          26
La-Z-Boy Inc.                                 2,800          44
Labor Ready, Inc. New (a)                     1,300          12
Lamar Advertising Co. Class A (a)             2,100          91
Lancaster Colony Corp.                        2,200          58
Land's End, Inc. (a)                            600          25
Landry's Seafood Restaurants, Inc.            1,500          13
Lason, Inc. (a)                                 800           4
Lee Enterprises, Inc.                         1,800          41
Libbey, Inc.                                    700          21
Linens 'N Things, Inc. (a)                    1,500          46
Lone Star Steakhouse & Saloon                 1,900          22
Luby's Cafeterias, Inc.                       1,400          13
Manpower, Inc.                                4,100         145
MAXIMUS, Inc. (a)                               600          14
McClatchy Co. (The) Class A                   1,200          38
Media General, Inc. Class A                   1,300          64
MemberWorks, Inc. (a)                           500          16
Men's Wearhouse, Inc. (The)(a)                1,100          23
MGM Grand, Inc.                                 200           6
Michaels Stores, Inc. (a)                       600          24
Modis Professional Services, Inc. (a)         5,300          40
Morrison Management
 Specialists, Inc.                              550          15
Movado Group, Inc.                              200           2
Musicland Stores Corp. (a)                    1,000           8
Nautica Enterprises, Inc. (a)                 1,800          20
Navigant Consulting, Inc (a)                  1,400          14
NPC International, Inc. (a)                     400           4
NTL, Inc. (a)                                 6,200         474
O'Charleys, Inc. (a)                            300           4
Oakley, Inc. (a)                              1,100          13
OfficeMax, Inc. (a)                           6,700          38
Ogden Corp.                                     700           7
On Assignment, Inc. (a)                         800          25
Oshkosh B' Gosh, Inc. Class A                   500           8
Outback Steakhouse, Inc. (a)                  2,600          85
Pacific Sunwear of California (a)             1,100          37
Papa Johns International, Inc. (a)              700          19
Park Place Entertainment Corp. (a)           15,400         197
Paxson Communications Corp. (a)               1,100           9
Payless ShoeSource, Inc. (a)                    237          13
Pegasus Communications Corp.
 Class A (a)                                    500          55
Personnel Group of America, Inc. (a)          1,400           7
Petco Animal Supplies, Inc. (a)               1,200          14

                                                  Tax-Manged Small Cap Fund  189

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
PETsMART, Inc. (a)                            4,600          15
Phillips-Van Heusen Corp.                     1,300          11
Pinnacle Entertainment, Inc. (a)              1,400          28
Pittston Brink's Group                        3,000          49
Plantronics, Inc. (a)                           700          62
Playtex Products, Inc. (a)                    1,500          16
Polo Ralph Lauren Corp. Class A (a)           3,300          54
Pre-paid Legal Services, Inc. (a)               700          22
Prime Hospitality Corp. (a)                   2,800          26
PRIMEDIA, Inc. (a)                            2,500          52
Provant, Inc. (a)                               300           2
Quicksilver, Inc. (a)                           800          15
RARE Hospitality
 International, Inc. (a)                        500          15
Rayovac Corp. (a)                             1,200          25
Regis Corp.                                   1,200          14
Rent-A-Center, Inc. (a)                         600          12
Rent-Way, Inc. (a)                              700          18
Revlon, Inc. Class A (a)                        900           7
Reynolds & Reynolds Co. Class A               4,500         107
Ruby Tuesday, Inc.                            1,400          29
Ryan's Family Steak Houses, Inc. (a)          2,100          21
Salton, Inc. (a)                                300          13
Scholastic Corp. (a)                            700          33
School Specialty, Inc. (a)                      700          13
Scientific Games Holdings Corp. (a)             600          11
SCP Pool Corp. (a)                              400          15
Scripps (E.W.) Co. Class A                    1,600          75
ShopKo Stores, Inc. (a)                       1,900          34
Snyder Communications, Inc. (a)               1,800          43
Sonic Corp. (a)                                 700          19
Specialty Equipment Cos., Inc. (a)              500          10
Speedway Motorsports, Inc. (a)                  500          12
Staff Leasing, Inc. (a)                         800           3
Starwood Hotels & Resorts Worldwide, Inc.    10,700         304
Station Casinos, Inc. (a)                     1,000          29
Steinway Musical Instruments, Inc. (a)          300           6
Stewart Enterprises, Inc. Class A             5,400          26
Stride Rite Corp.                             2,000          17
Sturm, Ruger & Co., Inc.                      1,200          12
Sunglass Hut International, Inc. (a)          1,800          13
Sunterra Corp. (a)                            1,900           4
Sylvan Learning Systems, Inc. (a)             2,600          39
Talbots, Inc.                                   600          30
TeleTech Holdings, Inc. (a)                     800          26
TETRA Technologies, Inc. (a)                  1,500          35
Tiffany & Co.                                 2,100         153
Timberland Co. Class A (a)                      400          28
Toro Co.                                        700          22
Trans World Entertainment Corp. (a)           1,600          17
Trendwest Resorts, Inc. (a)                     100           2
True North Communications, Inc.               2,000          82
Tuesday Morning Corp. (a)                       200           3
Unifirst Corp.                                  700           7
United Natural Foods, Inc. (a)                  400           6
Urban Outfitters, Inc. (a)                      400           4
USA Networks, Inc. (a)                        6,200         143
Venator Group, Inc. (a)                       8,100          96
Wackenhut Corp.                                 500           7
Wackenhut Corrections Corp. (a)                 400           3
WestPoint Stevens, Inc.                       1,500          28
Westwood One, Inc.  (a)                       2,800          99
Whitehall Jewellers, Inc. (a)                   800          14
Wiley (John) & Sons Inc. Class A              1,900          33
Windmere Corp.  (a)                           1,300          21
WMS Industries, Inc. (a)                      1,000           9
Wolverine World Wide, Inc.                    2,300          28
Zale Corp. (a)                                  300          12
Ziff-Davis, Inc. (a)                          1,700          17
                                                     ----------
                                                         10,886
                                                     ----------

CONSUMER STAPLES - 1.2%
Aurora Foods, Inc. (a)                          900           4
Bush Boake Allen, Inc. (a)                      400          12
Canandaigua Brands Co., Inc.
 Class A (a)                                    900          45
Casey's General Stores, Inc.                  2,100          24
Church and Dwight Co., Inc.                   1,600          29
Corn Products International, Inc.             2,100          50
Dean Foods Co.                                2,300          56
IBP, Inc.                                     4,300          71
International Home Foods, Inc. (a)            1,200          17
Keebler Foods Co.                               900          28
McCormick & Co., Inc.                         4,400         137
Michael Foods, Inc.                             800          17
Performance Food Group Co. (a)                  600          16
Pilgrim's Pride Corp.                           500           4
Ralcorp Holdings, Inc. (a)                    1,800          25
Riviana Foods, Inc.                             200           3
Robert Mondavi Corp. Class A (a)                500          17
Ruddick Corp.                                 1,800          21
Schweitzer-Mauduit
 International, Inc.                            900          13
Smithfield Foods, Inc. (a)                    1,700          36
Smucker (J.M.) Co.                            1,600          26
Suiza Foods Corp. (a)                         1,900          74
Universal Corp.                               1,900          36
Universal Foods Corp.                         2,900          48
Whitman Corp.                                 1,400          16
Whole Foods Market, Inc. (a)                  1,100          47
                                                     ----------
                                                            872
                                                     ----------

190  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2000 (Unaudited)


                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
FINANCIAL SERVICES - 10.9%
ACE, Ltd.                                       650          16
Advanta Corp. Class A                         1,100          19
Affiliated Managers Group, Inc. (a)             800          32
Alexandria Real Estate Equities, Inc.           700          22
Alleghany Corp. (a)                             300          51
Alliance Bancorp                                600          10
Allied Capital Corp.                          3,000          56
Amcore Financial, Inc.                        1,600          32
American Annuity Group, Inc.                    500           8
AmeriCredit Corp. (a)                         2,800          52
Andover Bancorp, Inc.                           400          11
Avalonbay Communities, Inc.                   4,100         160
AXA Financial, Inc.                          10,600         346
BancFirst Corp.                                 300           8
BancorpSouth, Inc.                            3,700          57
BancWest Corp.                                2,800          51
Bank United Corp. Class A                     1,900          63
Bedford Property Investors, Inc.              1,200          21
BOK Financial Corp. (a)                         600          10
BRE Properties, Inc.                          2,700          75
Brown & Brown, Inc.                             400          16
Cabot Industrial Trust                        2,400          46
Camden Property Trust                         2,400          68
Catellus Development Corp. (a)                5,600          73
Cathay Bancorp, Inc.                            500          22
CB Richard Ellis Services (a)                   500           5
Centura Banks, Inc.                           2,670         110
Chelsea GCA Realty, Inc.                        800          26
Chittenden Corp.                              1,500          40
Citizens Banking Corp.                        1,700          30
CNA Surety Corp.                              1,000          15
Colonial BancGroup, Inc.                      6,300          59
Commerce Bancorp, Inc.                        1,400          56
Commerce Bancshares, Inc.                     3,700         114
Commonwealth Bancorp, Inc.                      700           9
Community Trust Bancorp, Inc.                   800          14
Concord EFS, Inc. (a)                         7,900         176
CORUS Bankshares, Inc.                          500          12
Cullen Frost Bankers, Inc.                    3,200          79
CVB Financial Corp.                             600          10
Developers Diversified Realty Corp.           3,700          56
Dime Community Bancorp, Inc.                    700          12
Doral Financial Corp.                         1,300          15
Downey Financial Corp.                        1,200          36
E.W. Blanch Holdings, Inc.                      600          13
EastGroup Properties, Inc.                    1,000          21
Enhance Financial Services
 Group, Inc.                                  1,700          17
Equity Office Properties Trust               15,500         421
Equity Residential Properties Trust           7,800         355
Everest Re Group, Ltd.                        2,100          61
F&M National Corp.                              700          17
F.N.B. Corp.                                  1,365          27
Federated Investors, Inc. Class B             2,600          73
Fidelity National Financial, Inc.             1,892          28
Financial Federal Corp. (a)                     400           7
Financial Security Assurance Holdings,
 Ltd.                                         1,300          96
FINOVA Group, Inc.                              200           3
First American Financial Corp.                3,300          51
First Charter Corp.                             900          12
First Citizens BancShares, Inc.                 300          18
First Commonwealth Financial Corp.            3,500          41
First Federal Capital Corp.                     800           9
First Financial Bancorp                       1,400          25
First Financial Holdings, Inc.                  800          11
First Indiana Corp.                             600          11
First Merchants Corp.                           700          14
First Midwest Bancorp, Inc.                   2,000          50
First Sentinel Bancorp, Inc.                  2,400          18
First Tennessee National Corp.                  300           6
First United Bancshares, Inc.                 1,500          25
First Virginia Banks, Inc.                    2,900         106
First Washington Bancorp, Inc.                  700          10
FirstFed Financial Corp.  (a)                 1,100          14
Frontier Financial Corp.                        600          11
Gallagher (Arthur J.) & Co.                   1,500          56
GBC Bancorp                                     600          17
Glenborough Realty Trust, Inc.                1,900          28
Goldman Sachs Group, Inc. (The)               3,300         308
Greater Bay Bancorp                             400          17
Hamilton Bancorp, Inc. (a)                      500           9
Hancock Holding Co.                             600          21
Harbor Florida Bancshares, Inc.                 800           8
Health Care REIT, Inc.                        1,700          27
Healthcare Realty Trust, Inc.                 2,400          43
Hilb, Rogal & Hamilton Co.                      500          14
HRPT Properties Trust                         8,700          66
HSB Group, Inc.                               1,200          35
Hudson United Bancorp                         1,700          38
Independence Community Bank Corp.             4,100          48
Independent Bank Corp.                          700           7
IndyMac Mortgage Holdings, Inc.               4,200          55
Insignia Financial Group, Inc. (a)              900           9
Interpool, Inc.                                 800           6
Investors Financial Services Corp.              600          49
Irwin Financial Corp.                           500           8
Jack Henry & Assocociates, Inc.               1,000          39
John Nuveen & Co., Inc. Class A                 300          12
Knight/Trimark Group, Inc.
 Class A (a)                                  2,800         105

                                                 Tax-Managed Small Cap Fund  191

TAX-MANAGED SMALL CAP FUND

                                     April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
Leucadia National Corp.                       2,300          54
Liberty Financial Cos., Inc.                    800          15
LNR Property Corp.                            1,300          28
MAF Bancorp, Inc.                             1,500          28
McGrath RentCorp                                400           7
MeriStar Hospitality Corp.                    2,800          55
Metris Companies, Inc.                        1,500          56
MidAmerica Bancorp                              500          12
Mississippi Valley Bancshares, Inc.             200           4
MONY Group, Inc. (The)                        2,800          87
Morgan Keegan, Inc.                           1,200          19
National City Bancshares, Inc.                1,000          22
National Commerce Bancorp                     3,300          54
National Penn Bancshares, Inc.                  900          19
Nationwide Health Properties, Inc.            2,700          36
New Plan Excel Realty Trust                   5,400          78
North Fork Bancorp., Inc.                     8,900         144
OceanFirst Financial Corp.                      700          11
Old National Bancorp                          3,400         111
Omega Financial Corp.                           400          10
One Valley Bancorp of
 West Virginia, Inc.                          2,000          68
Oriental Financial Group, Inc.                  500           9
Pacific Gulf Properties, Inc.                 1,100          24
Parkway Properties, Inc.                        600          18
PFF Bancorp, Inc.                               800          11
Pioneer Group, Inc. (a)                       1,100          31
PMI Group, Inc. (The)                         1,800          87
Policy Management Systems Corp. (a)           1,400          19
Prentiss Properties Trust                     2,300          55
Protective Life Corp.                         3,200          76
Provident Bankshares Corp.                    1,680          25
Provident Financial Group, Inc.               1,300          38
PS Business Parks, Inc.                       1,500          33
Queens County Bancorp                           400           8
Radian Group, Inc.                            2,100         107
Raymond James Financial, Inc.                   400           8
Regency Realty Corp.                          2,100          46
Reinsurance Group Of America                  1,000          25
Republic Bancorp, Inc.                        2,700          26
RFS Hotel Investors, Inc.                     1,500          18
Richmond County Financial Corp.               1,800          31
Riggs National Corp.                          1,100          15
Rollins Truck Leasing Corp.                   2,800          28
S&T Bancorp, Inc.                             1,100          19
SEI Corp.                                       500          60
Selective Insurance Group, Inc.               1,500          28
Silicon Valley Bancshares (a)                 1,200          74
Simmons First National Corp. Class A            400           9
Simon Property Group, Inc.                    7,800         198
Sky Financial Group, Inc.                     3,000          49
SL Green Realty Corp.                         1,400          36
Southwest Bancorporation of
 Texas, Inc. (a)                              1,100          21
Sovereign Bancorp, Inc.                      10,600          73
St. Francis Capital Corp.                       500           7
State Auto Financial Corp.                      800           8
Staten Island Bancorp, Inc.                   2,400          41
Sterling Bancshares, Inc.                     1,100          12
Student Loan Corp., The                         200           8
Summit Properties, Inc.                       1,300          26
Susquehanna Bancshares, Inc.                  2,400          33
TCF Financial Corp.                           4,900         115
Texas Regional Bancshares, Inc.
 Class A                                        800          23
Three Rivers Bancorp, Inc. (a)                  350           3
Trammell Crow Co. (a)                         1,000          13
Triad Guaranty, Inc. (a)                        800          17
TrustCo Bank Corp. NY                         2,400          29
U.S. Restaurant Properties, Inc.                900          11
U.S. Trust Corp.                                700         108
UICI (a)                                        200           1
UMB Financial Corp.                           1,100          40
United Bankshares, Inc.                       1,800          39
United National Bancorp                         900          18
USBANCORP, Inc.                                 900           5
Valley National Bancorp                       3,700          97
Waddell & Reed Financial, Inc.
 Class A                                      3,400          91
Washington Federal, Inc.                      3,300          58
Webster Financial Corp.                       2,600          55
WesBanco, Inc.                                  100           2
West Coast Bancorp                              100           1
Westamerica Bancorporation                      100           2
Whitney Holding Corp.                         1,400          49
Zenith National Insurance Corp.                 600          15
Zions Bancorp                                 1,800          74
                                                     ----------
                                                          8,019
                                                     ----------

HEALTH CARE - 5.9%
Abgenix, Inc. (a)                               900          81
Acuson  (a)                                   1,300          16
Advance Paradigm, Inc. (a)                      700           9
Affymetrix, Inc. (a)                            600          81
Alkermes, Inc. (a)                            1,200          64
Alpharma, Inc. Class A                          800          31
American Retirement Corp. (a)                   600           5
AmeriPath, Inc. (a)                             300           2
AmeriSource Health Corp. Class A (a)          1,900          38
Andrx Corp. (a)                               1,400          72
Apria Healthcare Group, Inc. (a)              3,300          46
Arrow International, Inc.                       700          24

192  Tax-Managed Small Cap Fund

TAX MANAGED SMALL CAP FUND

                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
Bindley Western Industries, Inc.                800          14
Biogen, Inc. (a)                              3,900         229
Biomatrix, Inc. (a)                             600          11
Celera Genomics (a)                           3,300         272
Chiron Corp.  (a)                             1,900          86
Columbia Laboratories, Inc. (a)                 800           8
Conmed Corp. (a)                                700          18
Cooper Companies, Inc.                          500          17
Covance, Inc. (a)                             2,300          21
Coventry Health Care, Inc. (a)                3,400          36
Cytyc Corp. (a)                               1,500          67
Datascope Corp.                                 700          23
DENTSPLY International, Inc.                    200           6
Diagnostic Products Corp.                       700          21
Dura Pharmaceuticals, Inc. (a)                2,200          28
EntreMed, Inc. (a)                              500          26
Enzon, Inc. (a)                               1,900          71
Express Scripts, Inc. Class A (a)               800          29
Forest Labs, Inc. (a)                         3,200         269
Foundation Health Systems, Inc. (a)           6,000          60
GelTex Pharmaceuticals, Inc. (a)                300           5
Genzyme Corp.  (a)                            3,400         166
Gilead Sciences, Inc. (a)                     2,000         108
Gliatech, Inc. (a)                              400           6
Hanger Orthopedic Group, Inc. (a)               600           3
Henry Schein, Inc. (a)                        1,000          14
Hooper Holmes, Inc.                           2,400          42
Human Genome Sciences, Inc. (a)               2,200         168
ICOS Corp. (a)                                1,700          68
IDEC Pharmaceuticals Corp. (a)                2,000         128
IDEXX Laboratories, Inc. (a)                  1,400          37
Imclone Systems, Inc.  (a)                    1,100         100
Invacare Corp.                                1,200          32
Jones Pharma, Inc.                            2,100          60
King Pharmaceuticals, Inc. (a)                1,102          54
Laser Vision Centers, Inc. (a)                1,100           4
Lincare Holdings, Inc. (a)                    1,800          55
Liposome Co., Inc. (a)                        1,600          28
Magellan Health Services, Inc. (a)            2,200           8
Medicis Pharmaceutical Corp.
 Class A. (a)                                 1,100          48
MedImmune, Inc. (a)                           2,400         382
Mentor Corp.                                  1,000          18
Mid Atlantic Medical
 Services, Inc.  (a)                          1,600          15
Mylan Laboratories, Inc.                      5,900         167
National Data Corp.                           1,400          39
NBTY, Inc. (a)                                3,200          57
Owens & Minor, Inc., Holding Co.              1,600          19
Parexel International Corp. (a)               1,100          10
Patterson Dental Co. (a)                      1,000          48
Pharmaceutical Product
 Development, Inc. (a)                          700          12
Professional Detailing, Inc. (a)                200           5
Protein Design Labs, Inc. (a)                   700          71
Province Healthcare Co. (a)                     400          12
PSS World Medical, Inc. (a)                   2,900          25
Quest Diagnostics, Inc. (a)                   2,400         140
Quorum Health Group, Inc. (a)                 4,100          43
Renal Care Group, Inc.  (a)                   2,000          45
Res-Care, Inc. (a)                              800           9
ResMed, Inc. (a)                              1,200          41
Respironics, Inc.  (a)                          200           3
Sunrise Assisted Living, Inc. (a)               800          13
Sybron International Corp. (a)                4,000         125
Techne Corp. (a)                                800          57
Theragenics Corp. (a)                         1,300          13
Universal Health Services, Inc.
 Class B (a)                                    300          16
US Oncology, Inc. (a)                         1,500           5
Veterinary Centers of America,
 Inc. (a)                                     1,100          15
Vical, Inc. (a)                                 900          16
Vital Signs, Inc.                               400           8
Wesley Jessen VisionCare, Inc. (a)              700          27
West Pharmaceutical Services, Inc.              700          17
                                                     ----------
                                                          4,388
                                                     ----------

INTEGRATED OILS - 0.3%
Cabot Oil & Gas Corp.                         1,300          24
Cross Timbers Oil Co.                         2,100          30
Equitable Resources, Inc.                     2,000          93
Pennzoil-Quaker State Co.                     4,600          50
Tesoro Petroleum Corp.  (a)                   1,900          22
                                                     ----------
                                                            219
                                                     ----------

MATERIALS AND PROCESSING - 4.0%
Airgas, Inc. (a)                              3,500          21
AMCOL International Corp.                     1,300          21
American Standard Cos., Inc. (a)              4,100         168
Apogee Enterprises, Inc.                      1,300           5
AptarGroup, Inc.                              1,700          48
BMC Industries, Inc.                          1,400           7
Brady Corp. Class A                             900          26
Cabot Corp.                                   3,900         105
Calgon Carbon Corp.                           2,000          13
Cambrex Corp.                                 1,400          57
Caraustar Industries, Inc.                    1,200          18
Carlisle Cos., Inc.                           1,700          70
Carpenter Technology Corp.                    1,100          22
Centex Construction Products, Inc.              300           9
ChemFirst, Inc.                               1,100          21

                                                 Tax-Managed Small Cap Fund  193

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
Chesapeake Corp.                              1,100          34
Clarcor, Inc.                                 1,500          27
Comfort Systems USA, Inc. (a)                   700           5
Commercial Metals Co.                           700          21
Corning, Inc.                                   332          66
CUNO, Inc. (a)                                  400          11
Cytec Industries, Inc. (a)                    2,500          75
Dal-Tile International, Inc. (a)              1,700          17
Deltic Timber Corp.                             700          15
Dexter Corp.                                  1,100          60
Elcor Chemical Corp.                            800          25
Ferro Corp.                                   1,800          41
Florida Rock Industries, Inc.                   700          23
Forest City Enterprises, Inc. Class A           700          20
Geon Co.                                      1,300          28
Georgia Gulf Corp.                              900          22
Gibraltar Steel Corp.                           400           7
Granite Construction, Inc.                    1,200          29
Griffon Corp. (a)                             1,900          13
Hanna (M.A.) Co.                              3,300          38
Harland (John H.) Co.                         1,400          22
Harsco Corp.                                  2,400          71
Hughes Supply, Inc.                           1,400          21
IMCO Recycling, Inc.                            800           8
Internet Corp.                                1,300          10
Ionics, Inc. (a)                              1,000          24
Jacob's Engineering Group, Inc.  (a)          1,100          34
Johns Manville Corp.                          1,900          20
Justin Industries, Inc.                       1,000          18
Kaiser Aluminum Corp. (a)                     1,600           7
Kaydon Corp.                                  1,100          26
Lafarge Corp.                                 1,900          48
Lilly Industrial Coatings, Inc. Class A       1,300          14
Longview Fibre Co.                            3,300          42
LSI Industries, Inc.                            400           7
Lubrizol Corp.                                3,400          87
Lydall, Inc. (a)                                900           8
Mascotech, Inc.                                 400           5
Metals USA, Inc.                              1,500          11
Methode Electronics, Inc. Class A             1,500          62
Minerals Technologies, Inc.                   1,000          46
Mohawk Industries, Inc. (a)                     100           2
Morrison Knudsen Corp.                        1,900          17
Mueller Industries, Inc. (a)                  1,900          63
NCI Building Systems, Inc. (a)                  900          17
Nortek, Inc. (a)                                600          12
OM Group                                      1,500          69
Omnova Solutions, Inc.                        1,600          10
P.H. Glatfelter Co.                           1,500          16
Paxar Corp. (a)                               2,600          26
Polymer Group, Inc.                           1,200          14
Quanex Corp.                                    800          13
Rayonier, Inc.                                1,700          80
Reliance Steel & Aluminum Co.                 1,200          28
Rock-Tenn Co. Class A                           700           6
RPM, Inc.                                     6,600          67
Ryerson Tull, Inc.                              900          11
Schulman (A.), Inc.                           1,900          24
Scotts Co. (The) Class A (a)                    700          25
Simpson Manufacturing Co., Inc. (a)             300          14
Spartech Corp.                                  700          24
SPS Technologies, Inc. (a)                      700          22
St. Joe Co. (The)                               300           9
Standard Register Co.                           800          10
Standex International Corp.                     300           5
Steel Dynamics, Inc. (a)                      2,000          23
Stericycle, Inc. (a)                            600          12
Stillwater Mining Co. (a)                     2,200          62
Stone & Webster, Inc.                           500           7
Texas Industries, Inc.                          800          26
Tractor Supply Co. (a)                          300           5
Tredegar Industries, Inc.                       200           5
U.S. Can Corp. (a)                              400           7
Universal Forest Products, Inc.                 900          12
Valmont Industries, Inc.                        900          18
Valspar Corp.                                 2,200          79
Waters Corp. (a)                              2,700         256
WD-40 Co.                                       600          12
Webb (Del E.) Corp. (a)                       1,000          15
Westinghouse Air Brake Co.                    2,100          25
Wolverine Tube, Inc. (a)                        800          13
                                                     ----------
                                                          2,940
                                                     ----------

MISCELLANEOUS - 0.1%
Agribrands International, Inc. (a)              600          22
Education Management Corp. (a)                  800          13
F.Y.I., Inc. (a)                                500          13
                                                     ----------
                                                             48
                                                     ----------

OTHER ENERGY - 2.5%
Barrett Resources Corp. (a)                   1,100          35
Brown (Tom), Inc.  (a)                        1,100          21
Cal Dive International, Inc. (a)                300          15
Cleco Corp.                                   1,400          48
Devon Energy Corp.                            1,500          72
Dril-Quip, Inc. (a)                             400          16
Evergreen Resources, Inc. (a)                   500          12
Forest Oil Corp. (a)                          1,100          12
Global Industries, Inc. (a)                   1,100          16
Hanover Compressor Co. (a)                    1,000          58
Helmerich & Payne, Inc.                       3,000          94
Kinder Morgan, Inc.                           6,000         182

194  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                     April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
Louis Dreyfus Natural Gas Corp. (a)           1,300          36
Marine Drilling Co, Inc. (a)                  3,400          88
McMoRan Exploration Co. (a)                     800          11
Newfield Exploration Co. (a)                  1,600          65
Northwestern Corp.                            1,400          32
Nuevo Energy Co. (a)                          1,000          18
Ocean Energy, Inc. (a)                       10,000         129
Oceaneering International, Inc. (a)           1,200          21
Pioneer Natural Resources Co. (a)             6,300          65
Seacor Holdings, Inc. (a)                       700          43
Seitel, Inc. (a)                              1,600          10
SEMCO Energy, Inc.                            1,100          14
St. Mary Land & Exploration Co.                 800          27
Stone Energy Corp. (a)                          700          33
Swift Energy Co. (a)                          1,100          22
Ultramar Diamond Shamrock Corp.               5,100         126
Valero Energy Corp.                           2,900          84
Varco International, Inc. (a)                 3,600          45
Vastar Resources, Inc.                          700          56
Vintage Petroleum, Inc.                         300           6
Weatherford International, Inc. (a)           7,500         305
                                                     ----------
                                                          1,817
                                                     ----------

PRODUCER DURABLES - 4.1%
American Power Conversion Corp. (a)           8,100         286
AMETEK, Inc.                                  1,300          27
Applied Industrial Technology, Inc.           1,200          21
Applied Materials, Inc. (a)                     908          92
Applied Power, Inc., Class A                  1,600          46
Asyst Technologies, Inc. (a)                  1,200          64
Baldor Electric Co.                           1,600          30
Belden, Inc.                                  1,400          42
Champion Enterprises, Inc. (a)                1,900          13
Clayton Homes, Inc.                             300           3
Cohu, Inc.                                      100           4
Columbus McKinnon Corp.                         800          11
Cordant Technologies, Inc.                      100           6
Credence Systems Corp. (a)                      800         114
CTS Corp.                                       900          57
D.R. Horton, Inc.                             3,100          40
Detroit Diesel Corp.                            500           8
Diebold, Inc.                                 4,200         121
Donaldson Co., Inc.                           2,000          47
Fastenal Co.                                  1,300          76
Fisher Scientific International, Inc. (a)       900          36
Franklin Electric Co., Inc.                     200          14
GenCorp, Inc.                                 2,000          20
General Semiconductor, Inc. (a)               1,100          22
GenRad, Inc. (a)                              1,500          11
Gentex Corp. (a)                              3,500         113
Grant Prideco, Inc. (a)                       5,400         104
HON Industries, Inc.                          3,500          87
Howmet International, Inc. (a)                1,400          30
IDEX Corp.                                    1,500          47
JLG Industries, Inc.                          2,000          19
Kennametal, Inc.                              1,700          49
Kent Electronics Corp. (a)                    1,600          47
Kimball International, Inc. Class B           1,900          26
Lennar Corp.                                  2,300          43
Lincoln Electric Holdings, Inc.               1,600          30
Littlefuse, Inc. (a)                            400          14
LTX Corp.  (a)                                1,600          73
Manitowoc Co., Inc.                           1,200          40
Mark IV Industries, Inc.                      2,800          59
Mathews International Corp. Class A             600          14
Mettler-Toledo International, Inc. (a)        1,400          48
Micrel, Inc. (a)                              1,100          95
Miller (Herman), Inc.                         3,000          82
NationsRent, Inc. (a)                           600           3
Nordson Corp.                                   300          13
NVR, Inc. (a)                                   400          25
Plexus Corp.  (a)                               700          54
PRI Automation, Inc. (a)                        700          56
Regal-Beloit Corp.                            1,300          23
Roper Industries, Inc.                        1,200          38
Ryland Group, Inc.                              800          16
Sawtek, Inc. (a)                                900          43
Sensormatic Electronics Corp. (a)             3,700          62
Silicon Valley Group, Inc.  (a)                 200           6
Smith (A.O.) Corp.                            1,400          29
Standard Pacific Corp.                          600           6
Stewart & Stevenson Services, Inc.            1,700          20
Technitrol, Inc.                                400          27
Teleflex, Inc.                                2,300          79
Terex Corp. (a)                                 800          13
Thermo Instrument Systems, Inc. (a)             700          13
Toll Brothers, Inc. (a)                       1,100          24
Triquint Semiconductor, Inc. (a)              1,100         113
Triumph Group, Inc. New (a)                     600          16
U.S. Home Corp. (a)                             700          25
Ultratech Stepper, Inc. (a)                     400           6
Vicor Corp. (a)                                 700          18
Watsco, Inc.                                    700           9
Watts Industries, Inc. Class A                1,000          13
Wausau-Mosinee Paper Corp.                    1,100          13
Woodward Governor Co.                           500          11
                                                     ----------
                                                          3,005
                                                     ----------

                                                 Tax-Managed Small Cap Fund  195

TAX-MANAGED SMALL CAP FUND

                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
TECHNOLOGY - 34.4%
Acclaim Entertainment, Inc. (a)               1,600           4
Actel Corp. (a)                               1,100          40
Activision, Inc. (a)                          1,000           6
Actuate Corp. (a)                               900          27
Adaptive Broadband Corp. (a)                  1,300          42
Adtran, Inc. (a)                                700          47
Advanced Digital Information (a)              2,000          49
Advanced Fibre Communications (a)             2,700         123
Advent Software, Inc. (a)                     1,100          58
Affiliated Computer Services, Inc.
 Class A (a)                                  1,200          40
Allaire Corp. (a)                               500          28
Alliant Techsystems, Inc.  (a)                  300          21
Alpha Industries, Inc. (a)                    1,200          62
Altera Corp. (a)                              6,600         674
American Management Systems, Inc. (a)         1,700          63
Amkor Technology, Inc. (a)                    3,600         220
Amphenol Corp. Class A (a)                    1,400          89
ANADIGICS, Inc. (a)                           1,000          75
Analysts International Corp.                    800           9
Ancor Communications, Inc. (a)                1,000          30
AnswerThink Consulting Group, Inc. (a)        1,000          19
Apex, Inc. (a)                                  800          24
Applied Micro Circuits Corp. (a)              3,900         502
Arrow Electronics, Inc. (a)                   5,600         245
Artesyn Technologies, Inc. (a)                1,200          29
Aspect Development, Inc. (a)                  1,700         117
Aspen Technology, Inc. (a)                      500          18
At Home Corp. Series A (a)                    7,000         130
Atmel Corp. (a)                              10,600         518
AVT Corp. (a)                                 1,100          12
BEA Systems, Inc. (a)                        11,800         567
BindView Development Corp. (a)                1,400          11
BISYS Group, Inc. (a)                         1,100          69
Black Box Corp. (a)                             800          61
Broadcom Corp. Class A (a)                    4,100         706
BroadVision, Inc. (a)                         6,200         272
Brocade Communications Systems, Inc. (a)        400          49
Burr-Brown Corp. (a)                          1,400          95
C-Cube Microsystems, Inc. (a)                 1,500          96
CACI International, Inc. Class A (a)            500          12
CDW Computer Centers, Inc. (a)                  900          93
Checkpoint Systems, Inc. (a)                  1,900          17
ChoicePoint, Inc. New (a)                     1,200          46
CMGI, Inc (a)                                 7,400         528
Coherent, Inc. (a)                            1,400          81
Computer Associates
 International, Inc.                          1,802         100
Concord Communications, Inc. (a)                700          19
Conexant Systems, Inc.  (a)                   3,700         222
Covad Communications Group, Inc. (a)          4,600         127
Cree, Inc. (a)                                  900         130
CSG Systems International, Inc. (a)           1,800          82
CyberCash, Inc. (a)                             700           5
Cybex Computer Products Corp. (a)               700          19
Cymer, Inc. (a)                               1,200          47
Cypress Semiconductor Corp.  (a)              5,000         260
Dallas Semiconductor Corp.                    2,200          94
Datastream Systems, Inc. (a)                    600           8
Dendrite International, Inc. (a)              1,300          30
DoubleClick, Inc. (a)                         4,000         303
DST Systems, Inc. (a)                           500          37
E-Tek Dynamics, Inc. (a)                      1,300         266
Electro Scientific Industries, Inc. (a)       1,100          69
Electronics for Imaging, Inc. (a)             1,800          93
Emulex Corp. (a)                              1,200          54
Encompass Services Corp. New (a)              4,100          29
Entrust Technologies, Inc. (a)                  900          44
Exchange Applications, Inc. (a)                 900          11
Exodus Communications, Inc. (a)               6,100         539
Extreme Networks, Inc. (a)                      800          46
FileNet Corp.  (a)                            1,200          35
Flextronics International,Ltd. (a)            1,932         136
Galileo International, Inc.                   1,800          42
General Motors Corp. Class H (a)              4,800         462
Gerber Scientific, Inc.                       1,100          15
Go2Net, Inc. (a)                              1,100          65
Great Plains Software, Inc. (a)                 400          17
GTECH Holdings Corp. (a)                      1,900          39
Hadco Corp. (a)                                 800          66
Haemonetics Corp. (a)                           500          12
Harbinger Corp. (a)                           1,400          26
Harmonic Lightwaves, Inc. (a)                 1,000          74
HNC Software, Inc. (a)                        1,100          54
Hutchinson Technology, Inc. (a)                 500           6
Hyperion Solutions Corp. (a)                  1,300          39
i2 Technologies, Inc. (a)                     2,500         323
Identix, Inc. (a)                               900          14
iGATE Capital Corp. (a)                       1,400          42
Imation Corp. (a)                             2,100          59
Impath, Inc. (a)                                300          14
In Focus Systems, Inc. (a)                    1,300          39
Informatica Corp. (a)                           600          25
Information Resources, Inc. (a)               2,000          13
Informix Corp. (a)                           14,100         154
InfoSpace.com, Inc. (a)                       3,500         252

196  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2000 (Unaudited)

                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
Ingram Micro, Inc. Class A (a)                3,000          59
Inktomi Corp. (a)                             2,800         431
Innovex, Inc.                                   400           4
Insight Enterprises, Inc. (a)                   800          33
Integrated Device Technology, Inc. (a)        5,000         240
International Game Technology                 4,300         105
International Rectifier Corp. (a)             2,500         123
InterVoice, Inc. (a)                          1,300          21
ISS Group, Inc. (a)                             900          81
ITI Technologies, Inc. (a)                      500          13
Jabil Circuit, Inc. (a)                       3,900         160
JDS Uniphase Corp. (a)                       21,600       2,240
Kemet Corp. (a)                               2,100         156
Kopin Corp. (a)                               1,100          85
Kronos, Inc. (a)                                400          13
L-3 Communications Holdings, Inc. (a)         1,200          64
Lam Research Corp. (a)                        5,200         238
Lattice Semiconductor Corp. (a)               1,700         113
Linear Technology Corp.                       9,600         548
Lycos, Inc. (a)                               3,800         177
Macromedia, Inc. (a)                          1,600         139
Macrovision Corp. (a)                         1,100          54
Manugistics Group, Inc. (a)                     900          38
Maxim Integrated Products, Inc. (a)          10,300         667
Maxwell Technologies, Inc. (a)                  300           5
Mentor Graphics Corp.  (a)                    1,000          13
Mercury Interactive Corp. (a)                 2,900         261
Metromedia Fiber Network, Inc.
 Class A (a)                                  8,200         254
Miami Computer Supply Corp. (a)                 500          10
Microchip Technology, Inc. (a)                2,900         180
Micromuse, Inc. (a)                             800          79
Micron Electronics, Inc. (a)                  1,500          16
MICROS Systems, Inc. (a)                        800          32
Midway Games, Inc. (a)                        1,400           9
MIPS Technologies, Inc. (a)                     500          14
National Computer Systems, Inc.               1,200          62
National Instruments Corp. (a)                  900          44
NeoMagic Corp. (a)                              900           3
Network Solutions, Inc. (a)                   1,000         148
Nortel Networks Corp.                           780          88
NVIDIA Corp. (a)                                600          53
Park Electrochemical Corp.                      600          15
Peregrine Systems, Inc. (a)                   1,900          46
Perot Systems Corp. Class A (a)               2,100          34
Pinnacle Systems, Inc. (a)                    1,500          36
Pioneer-Standard Electronics, Inc.            1,300          20
PMC - Sierra, Inc. (a)                        5,000         959
Polycom, Inc. (a)                               900          71
Progress Software Corp. (a)                   1,400          28
Proxim, Inc. (a)                                500          38
QLogic Corp. (a)                              2,700         271
QRS Corp. (a)                                   400          13
Qwest Communications
 International, Inc. (a)                      4,800         208
RadiSys Corp. (a)                               400          17
Rational Software Corp. (a)                   3,300         281
Razorfish, Inc. (a)                             500          10
Redback Networks, Inc. (a)                      300          24
Remedy Corp. (a)                                900          48
Renaissance Worldwide, Inc. (a)               1,400           5
RF Micro Devices, Inc. (a)                    2,100         218
Rogers Corp. (a)                                500          34
RSA Security, Inc. (a)                        1,400          82
S3, Inc. (a)                                    600           8
Safeguard Scientifics, Inc.  (a)              5,900         246
Sandisk Corp. (a)                             1,900         174
Sapient Corp. (a)                             1,000          79
SCI Systems, Inc.  (a)                        6,800         362
Scott Technologies, Inc. (a)                    200           4
Semtech Corp. (a)                             1,200          82
Siebel Systems, Inc. (a)                      5,100         627
SIPEX Corp. (a)                                 800          18
SPSS, Inc. (a)                                  300           9
Structural Dynamics Research Corp. (a)          100           1
Sybase, Inc. (a)                              4,600          93
Sykes Enterprises, Inc. (a)                     800          16
Symantec Corp. (a)                            1,800         112
Symbol Technologies, Inc.                     5,200         290
Synopsys, Inc. (a)                            2,400         101
Systemax, Inc. (a)                            2,100          16
theglobe.com (a)                                400           1
THQ, Inc. (a)                                   700          11
Titan Corp. (a)                               1,900          82
Total Systems Services, Inc.                  1,500          30
Trimble Navigation, Ltd. (a)                    800          22
US LEC Corp. (a)                                400          10
Verio, Inc. (a)                               2,700         101
VeriSign, Inc. (a)                            2,900         403
Veritas Software Corp. (a)                    8,850         949
VerticalNet, Inc. (a)                         2,600         140
Vignette Corp. (a)                            3,300         159
Vishay Intertechnology, Inc.  (a)             4,400         369
Visual Networks, Inc. (a)                     1,000          39
Vitesse Semiconductor Corp. (a)               6,200         422
Volt Information Sciences, Inc. (a)             500          17
Wind River Systems, Inc. (a)                  1,900          81
Xircom, Inc. (a)                              1,000          39
Zebra Technologies Corp. Class A (a)            900          52
                                                     ----------
                                                         25,377
                                                     ----------

                                                 Tax-Managed Small Cap Fund  197

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2000 (Unaudited)


                                                        MARKET
                                           NUMBER       VALUE
                                             OF         (000)
                                           SHARES         $
                                          ---------    --------
UTILITIES - 11.3%
Allegheny Energy, Inc.                        6,800         207
Allegiance Telecom, Inc. (a)                  4,200         296
American States Water Co.                       600          18
American Tower Corp. Class A (a)              3,500         163
American Water Works, Inc.                    5,800         132
Aware, Inc. (a)                                 600          23
Black Hills Corp.                               400           9
C&D Technologies, Inc.                          500          32
Cable Design Technologies Corp. (a)           1,700          58
Cablevision Systems Corp.
 Class A (a)                                  2,400         162
California Water Service Group                  700          16
CapRock Communications Corp.
 New (a)                                      1,400          47
Com21, Inc. (a)                                 800          22
Commonwealth Telephone Enterprises, Inc.
 (a)                                            500          24
CommScope, Inc. (a)                           2,000          95
Comsat Corp.                                    700          17
Conectiv, Inc.                                5,000          89
CT Communications, Inc.                       1,100          33
DPL, Inc.                                    10,000         233
DQE, Inc.                                     4,500         172
Dycom Industries, Inc. (a)                    1,600          83
Dynegy, Inc. Class A                          7,500         491
E'town Corp.                                    500          33
Energen Corp.                                 1,700          31
Hawaiian Electric Industries, Inc.            1,900          70
ICG Communications, Inc. (a)                  1,900          57
Idacorp, Inc.                                 2,200          81
IMRglobal Corp. (a)                             700           9
Intermedia Communications, Inc. (a)           1,800          73
IPC Communications, Inc. (a)                    100          17
KeySpan Corp.                                 8,500         250
Laclede Gas Co.                               1,200          24
Level 3 Communications, Inc.  (a)             9,900         880
MasTec, Inc. (a)                                800          69
MDU Resources Group, Inc.                     3,500          76
Minnesota Power, Inc.                         4,500          83
Montana Power Co.                             6,200         273
MRV Communications, Inc. (a)                  1,400          96
National Fuel Gas Co.                         2,400         114
New Jersey Resources Corp.                    1,100          44
Nextlink Communications, Inc.
 Class A (a)                                  4,100         345
NiSource, Inc.                                7,800         144
Northwest Natural Gas Co.                     1,600          35
NSTAR                                         4,200         185
NUI Corp.                                       800          21
Otter Tail Power Co.                          1,200          31
Pacific Gateway Exchange, Inc. (a)              600           4
Philadelphia Suburban Corp.                   1,900          46
Piedmont Natural Gas Co., Inc.                1,900          54
Potomac Electric Power Co.                    7,400         173
Powertel, Inc. (a)                            1,100          73
Powerwave Technologies, Inc. (a)                500         104
Price Communications Corp. (a)                1,800          37
Public Service Co. of New Mexico              2,200          40
Quanta Services, Inc. (a)                     2,000          93
SDL, Inc. (a)                                 2,800         546
Sierra Pacific Resources                      4,600          70
SJW Corp.                                       100          12
South Jersey Industries, Inc.                   500          13
Southwest Gas Corp.                           1,800          34
TALK.com, Inc. (a)                            1,700          17
Telephone & Data Systems, Inc.                3,200         326
TranSwitch Corp. (a)                          1,400         123
UGI Corp.                                     2,000          41
United Illuminating Co.                         900          41
United States Cellular Corp. (a)                300          18
UtiliCorp United, Inc.                        5,800         112
VoiceStream Wireless Corp. (a)                6,600         653
Washington Gas & Light Co.                    2,900          74
Western Resources, Inc.                       4,000          63
Western Wireless Corp. Class A (a)            1,700          84
WPS Resources Corp.                           1,600          48
                                                     ----------
                                                          8,362
                                                     ----------

TOTAL COMMON STOCKS
(cost $63,839)                                           67,596
                                                     ----------

198  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                      April 30, 2000 (Unaudited)

                                          Principal      Market
                                            Amount       Value
                                            (000)        (000)
                                              $            $
                                          ---------    --------
SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                            4,913       4,913
United States Treasury Bills (b)(c)(d)
 5.470% due 06/29/00                            350         347
                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,260)                                             5,260
                                                     ----------

TOTAL INVESTMENTS - 98.7%
(identified cost $69,099)                                72,856

OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                  921
                                                     ----------


NET ASSETS - 100.0%                                      73,777
                                                     ==========


(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt

                                              Unrealized
                                   Number     Appreciation
                                     of      (Depreciation)
Future Contracts                  Contracts      (000)
                                 ----------  --------------
S&P 500 Index
 expiration date 06/00                    8  $           48

S&P 400 Midcap
 expiration date 06/00                   12              59
                                             --------------

 Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                         $          107
                                             ==============


  See accompanying notes which are an integral part of the financial statements.


                                                  Tax-Managed Small Cap Fund 199

TAX-MANAGED SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2000 (Unaudited)


ASSETS
Investments at market (identified cost $69,099)  ...................  $  72,856
Receivables:
 Dividends .........................................................         56
 Fund shares sold ..................................................        876
 From Advisor ......................................................         82
 Daily variation margin on futures contracts .......................         19
                                                                      ---------

   Total assets ....................................................     73,889

LIABILITIES
Payables:
Fund shares redeemed .....................................  $    30
Accrued fees to affiliates ...............................       56
Other accrued expenses ...................................       26
                                                           --------

   Total liabilities ..............................................         112
                                                                      ---------

NET ASSETS ........................................................   $  73,777
                                                                      =========

NET ASSETS CONSIST OF:
Undistributed net investment income ...............................   $      36
Accumulated net realized gain (loss) ..............................        (825)
Unrealized appreciation (depreciation) on:
 Investments ......................................................       3,757
 Futures contracts ................................................         107
Shares of beneficial interest .....................................          66
Additional paid-in capital ........................................      70,636
                                                                      ---------

NET ASSETS ........................................................   $  73,777
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
 Class C ($1,479,741 divided by 131,627 shares of $.01 par
 value shares of beneficial interest outstanding) .................   $   11.24
                                                                      =========

 Class S ($72,297,207 divided by 6,418,784 shares of $.01 par
 value shares of beneficial interest outstanding) .................   $   11.26
                                                                      =========


See accompanying notes which are an integral part of the financial statements.

200  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                         Four Months Ended
                                                           April 30, 2000
                                                            (Unaudited)          1999*
                                                         ----------------- -----------------
INVESTMENT INCOME
 Dividends ............................................  $             146 $              25
 Dividends from Money Market Fund .....................                104                31
 Interest .............................................                  6                 1
                                                         ----------------- -----------------

 Total investment income ..............................                256                57

EXPENSES
 Advisory fees ........................................                168                18
 Administrative fees ..................................                  9                 1
 Custodian fees .......................................                 74                40
 Distribution fees - Class C ..........................                  2                --
 Transfer agent fees ..................................                  2                21
 Professional fees ....................................                  9                14
 Registration fees ....................................                 19                44
 Shareholder servicing fees - Class C .................                  1                --
 Trustees' fees .......................................                  5                --
 Miscellaneous ........................................                  3                 4
                                                         ----------------- -----------------

 Expenses before reductions ...........................                292               142
 Expense reductions ...................................                (72)             (120)
                                                         ----------------- -----------------

   Expenses, net ......................................                220                22
                                                         ----------------- -----------------

Net investment income .................................                 36                35
                                                         ----------------- -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..........................................               (769)             (155)
 Futures contracts ....................................                125               (26)
                                                         ----------------- -----------------
                                                                      (644)             (181)
                                                         ----------------- -----------------

Net change in unrealized appreciation
(depreciation) on:
 Investments ..........................................              2,040             1,717
 Futures contracts ....................................                (22)              129
                                                         ----------------- -----------------
                                                                     2,018             1,846
                                                         ----------------- -----------------

Net realized and unrealized gain (loss)  ..............              1,374             1,665
                                                         ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS ............................................  $           1,410 $           1,700
                                                         ================= =================

* For the period December 1, 1999 (commencement of operations) to December 31, 1999.


  See accompanying notes which are an integral part of the financial statements.

                                             Tax-Managed Small Cap Fund Fund 201

TAX-MANAGED SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                   FOUR MONTHS ENDED
                                                    APRIL 30, 2000
                                                      (UNAUDITED)           1999*
                                                   -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income ..........................  $              36  $               35
 Net realized gain (loss)  ......................               (644)               (181)
 Net change in unrealized appreciation
 (depreciation)  ................................              2,018               1,846
                                                   -----------------  ------------------
   Net increase (decrease) in net assets from
   operations ...................................              1,410               1,700
                                                   -----------------  ------------------
DISTRIBUTIONS
 From net investment income
   Class C ......................................                 (1)                 --
   Class S ......................................                (34)                 --
                                                   -----------------  ------------------

     Net decrease in net assets from
     distributions ..............................                (35)                 --
                                                   -----------------  ------------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions ...................................             43,127              27,575
                                                   -----------------  ------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....             44,502              29,275

NET ASSETS
 Beginning of period ............................             29,275                  --
                                                   -----------------  ------------------
 End of period (including undistributed net
 of $36 and $35, respectively)  .................  $          73,777  $           29,275
                                                   =================  ==================

* For the period December 1, 1999 (commencement of operations) to December 31, 1999.




See accompanying notes which are an integral part of the financial statements.

202  Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.




                                                               2000*     1999**
                                                           ---------- ----------


NET ASSET VALUE, BEGINNING OF PERIOD ..................... $    10.71 $    10.00
                                                           ---------- ----------

INCOME FROM OPERATIONS
 Net investment income (loss)(a)***  .....................       (.03)        --
 Net realized and unrealized gain (loss)  ................        .57        .71
                                                           ---------- ----------

   Total income from operations  .........................        .54        .71
                                                           ---------- ----------

DISTRIBUTIONS
 From net investment income  .............................       (.01)        --
                                                           ---------- ----------

NET ASSET VALUE, END OF PERIOD ........................... $    11.24 $    10.71
                                                           ========== ==========

TOTAL RETURN (%)(b)  .....................................       5.01       7.10

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ................      1,480        222

 Ratios to average net assets (%)(c):
   Operating expenses, net (d) ...........................       2.25       2.18
   Operating expenses, gross (d) .........................       2.71       8.78
   Net investment income (loss) ..........................       (.79)       .73

 Portfolio turnover rate (%) .............................       4.01       3.33


*   For the four months ended April 30, 2000 (Unaudited).
** For the period December 1, 1999 (commencement of operations) to December 31, 1999.
*** Less than  .01c per share for the period ended December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.




                                             Tax-Managed Small Cap Fund Fund 203

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2000*     1999*
                                                           ---------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................... $   10.73  $   10.00
                                                           ---------- ---------

INCOME FROM OPERATIONS
 Net investment income (a)  ..............................       .01        .01
 Net realized and unrealized gain (loss)  ................       .53        .72
                                                           ---------- ---------

   Total income from operations ..........................       .54        .73
                                                           ---------- ---------

DISTRIBUTIONS
 From net investment income ..............................      (.01)        --
                                                           ---------- ---------

NET ASSET VALUE, END OF PERIOD ........................... $   11.26  $   10.73
                                                           =========  =========

TOTAL RETURN (%)(b)  .....................................      5.02       7.30

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)  ...............    72,297     29,053

 Ratios to average net assets (%)(c):
   Operating expenses, net (d)  ..........................      1.25       1.25
   Operating expenses, gross (d)  ........................      1.66       7.95
   Net investment income .................................       .22       1.92

 Portfolio turnover rate (%)  ............................      4.01       3.33



*   For the four months ended April 30, 2000 (Unaudited).
** For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.




204  Tax-Managed Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (Unaudited)

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, (one of which has not yet commenced operations) referred to as "Funds." These financial statements report on thirteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to October 31. As a result, this financial report reflects the three-month period commencing on January 1, 2000 through April 30, 2000.

   On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund (one of the Funds of the Investment Company not presented herein) pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund which changed its name to the Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

   In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the year ended December 31, 1999:


                          UNDISTRIBUTED NET     ACCUMULATED NET         ADDITIONAL
                          INVESTMENT INCOME   REALIZED GAIN (LOSS)   PAID-IN CAPITAL
                          -----------------   --------------------   ---------------
   Short Term Bond Fund   $          42,226   $        (9,588,387)   $     9,546,161

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

                                               Notes to Financial Statements 205

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   At December 31, 1999, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


                             12/31/01           12/31/02             12/31/03           12/31/04
                          --------------     --------------       --------------     --------------
Emerging Markets          $           --      $          --      $  (2,887,175)     $     (348,806)
Real Estate Securities                --                 --                 --                  --
Short Term Bond               (4,813,748)        (5,161,817)        (2,834,049)         (1,947,924)
Diversified Bond                      --                 --                 --                  --
Multistrategy Bond                    --                 --                 --                  --
Tax-Managed Large Cap                 --                 --                 --                  --
Tax Exempt Bond                       --           (345,504)          (110,634)            (15,075)
                             12/31/05            12/31/06           12/31/07            Totals
                          --------------      --------------     --------------     --------------
Emerging Markets          $           --      $ (56,335,865)     $ (26,958,651)     $  (86,530,497)
Real Estate Securities                --         (2,695,613)       (22,446,311)        (25,141,924)
Short Term Bond                 (574,853)           (51,911)        (3,470,874)        (18,855,176)*
Diversified Bond                      --                 --        (11,070,653)        (11,070,653)
Multistrategy Bond                    --                 --        (17,634,520)        (17,634,520)
Tax-Managed Large Cap                 --           (655,350)          (716,802)         (1,372,152)
Tax Exempt Bond                       --           (141,152)          (399,027)         (1,011,392)

* A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (see Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

206 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2000 are as follows:

                                                                                          NET
                                                     GROSS             GROSS           UNREALIZED
                                FEDERAL TAX       UNREALIZED        UNREALIZED        APPRECIATION
                                   COST          APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                              --------------    --------------    --------------    --------------
Diversified Equity            $1,209,296,169    $  418,959,083    $  (64,918,750)   $  354,040,333
Special Growth                   640,469,820       163,969,508       (40,845,040)      123,124,468
Equity Income                    141,627,202        26,862,275        (8,008,733)       18,853,542
Quantitative Equity            1,154,133,866       533,385,507       (98,783,889)      434,601,618
International Securities         929,789,461       283,216,650       (98,930,017)      184,286,633
Emerging Markets                 387,938,246       101,060,230       (61,176,340)       39,883,890
Real Estate Securities           626,333,086        75,067,360       (43,266,537)       31,800,823
Short Term Bond                  462,385,028            97,013        (6,890,590)       (6,793,577)
Diversified Bond                 844,991,385         3,633,878       (38,064,732)      (34,430,854)
Multistrategy Bond               708,888,681         2,789,196       (18,285,058)      (15,495,862)
Tax-Managed Large Cap            494,974,592       167,005,866       (34,794,866)      132,211,000
Tax-Managed Small Cap             69,099,670         7,854,405        (4,097,618)        3,756,787
Tax Exempt Bond                  143,789,185           111,561        (2,607,665)       (2,496,104)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes based on their relative net assets.

   DEFERRED ORGANIZATIONAL EXPENSES: Organization costs of the Tax-Managed Large Cap Fund have been deferred and are being amortized over 60 months on a straight-line basis.

                                               Notes to Financial Statements 207

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2000 are presented on the Statement of Net Assets for the applicable Funds.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

208 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. INVESTMENT TRANSACTIONS

   SECURITIES: During the period ended April 30, 2000, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                  PURCHASES               SALES
                                 ------------         ------------
Diversified Equity               $958,184,462         $925,424,682
Special Growth                    424,997,056          435,728,613
Equity Income                      86,879,223          101,528,721
Quantitative Equity               387,822,553          336,532,528
International Securities          441,794,437          404,299,926
Emerging Markets                  131,811,027          121,084,207
Real Estate Securities            215,441,359          192,201,922
Short-Term Bond                    96,674,185           82,480,642
Diversified Bond                   58,672,435           73,279,178
Multistrategy Bond                116,979,659           82,768,314
Tax-Managed Large Cap             144,548,609           52,681,938
Tax-Managed Small Cap              49,451,638            6,542,619
Tax Exempt Bond                    35,432,219           20,754,346

                                               Notes to Financial Statements 209

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                             PURCHASES              SALES
                           ------------         ------------
Short-Term Bond            $ 74,158,781         $ 95,509,796
Diversified Bond            511,237,850          547,204,869
Multistrategy Bond          208,056,966          209,764,641

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended April 30, 2000, were as follows:

     DIVERSIFIED BOND

                                     NOTIONAL VALUE (1)         PREMIUMS
                                           (000)                RECEIVED
                                     ------------------     ----------------
Outstanding December 31, 1999            $  15,082             $ 141,138
Opened                                      20,792               221,018
Closed                                     (18,832)             (196,315)
Exercised                                       --                    --
Expired                                     (2,123)              (33,779)
                                         ---------             ---------
Outstanding April 30, 2000               $  14,919             $ 132,062
                                         =========             =========

MULTISTRATEGY BOND
                                     NOTIONAL VALUE (1)         PREMIUMS
                                           (000)                RECEIVED
                                     ------------------     ----------------
Outstanding December 31, 1999            $  20,624             $ 411,434
Opened                                      28,691               485,851
Closed                                     (37,020)             (235,286)
Exercised                                       --                    --
Expired                                     (3,502)             (218,624)
                                         ---------             ---------
Outstanding April 30, 2000               $   8,793             $ 443,375
                                         =========             =========

   (1) Each $100,000 notional value represents 1 contract.

4. RELATED PARTIES

   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company, and advises the Money Market and US Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of April 30, 2000, $487,843,000 of the Money Market Fund's net assets represents investments by these Funds and $460,771,000 represents the investments of other affiliated Funds not presented herein.

210 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and aggregated $21,175,823 and $1,454,971, respectively, for the period ended April 30, 2000. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

                                                  ANNUAL RATE
                                      -----------------------------------
                                        ADVISOR           ADMINISTRATOR
                                      -----------       -----------------
Diversified Equity                        0.73%               0.05%
Special Growth                            0.90                0.05
Equity Income                             0.75                0.05
Quantitative Equity                       0.73                0.05
International Securities                  0.90                0.05
Emerging Markets                          1.15                0.05
Real Estate Securities                    0.80                0.05

                                                  ANNUAL RATE
                                      -----------------------------------
                                        ADVISOR           ADMINISTRATOR
                                      -----------       -----------------
Short Term Bond                           0.45%               0.05%
Diversified Bond                          0.40                0.05
Multistrategy Bond                        0.60                0.05
Tax-Managed Large Cap                     0.70                0.05
Tax-Managed Small Cap                     0.98                0.05
Tax Exempt Bond                           0.30                0.05


   The Advisor has contractually agreed to waive up to the full amount of its 0.65% combined advisory and administrative fees for the Multistrategy Bond Fund, up to the full amount of that fee, to the extent that Fund level expenses exceed 0.80% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2000 was $127,650.

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2000 was $72,166.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed above, with the exception of the Equity Income Fund and the Tax-Exempt Bond Fund, (the "Underlying Funds") in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Funds, the Advisor will reimburse the respective Fund.

   For the period ended April 30, 2000, the special servicing expense charged to the Underlying Funds amounted to:

                                       AMOUNT
       UNDERLYING FUNDS                 PAID
----------------------------------------------
Diversified Equity                  $   91,086
Special Growth                          32,516
Quantitative Equity                     93,844
International Securities                77,684
Emerging Markets                        18,719


                                       AMOUNT
       UNDERLYING FUNDS                 PAID
----------------------------------------------
Real Estate Securities              $   24,991
Short Term Bond                         61,430
Diversified Bond                        63,795
Multistrategy Bond                      43,164
Tax-Managed Large Cap                   10,582
Tax-Managed Small Cap                    3,175



   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the period ended April 30, 2000 were $3,365,149.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of

                                              Notes to Financial Statements  211

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

   the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2000 were as follows:

Diversified Equity                  $   38,321
Special Growth                           5,737
Equity Income                            9,583
Quantitative Equity                      3,633
International Securities                76,552
Emerging Markets                        34,731

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended April 30, 2000 were $75,627, and were allocated to each Fund, where appropriate, on a pro rata basis, including 16 other affiliated Funds not presented herein.

5. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2000, the year ended December 31, 1999, and the year ended December 31, 1998 were as follows:

                                                                 SHARES                                 DOLLARS (000)
                                                ---------------------------------------    ---------------------------------------
DIVERSIFIED EQUITY                                  2000          1999          1998           2000          1999          1998
                                                -----------   -----------   -----------    -----------   -----------   -----------
CLASS S
Proceeds from shares sold                         3,682,261     8,172,792     9,507,360    $   189,106   $   440,700   $   448,918
Proceeds from reinvestment of distributions         606,713     2,438,734     1,274,778         29,651       127,171        59,999
Payments for shares redeemed                     (3,153,230)   (8,318,075)   (8,070,726)      (163,345)     (450,865)     (384,259)
                                                -----------   -----------   -----------    -----------   -----------   -----------
Net increase (decrease)                           1,135,744     2,293,451     2,711,412         55,412       117,006       124,658
                                                -----------   -----------   -----------    -----------   -----------   -----------


CLASS E (a)
Proceeds from shares sold                            35,650       184,280       123,298          1,839         9,964         5,595
Proceeds from reinvestment of distributions           6,741        23,961         5,378            331         1,251           257
Payments for shares redeemed                        (17,437)     (145,404)      (18,482)          (881)       (8,037)         (892)
                                                -----------   -----------   -----------    -----------   -----------   -----------
Net increase (decrease)                              24,954        62,837       110,194          1,289         3,178         4,960
                                                -----------   -----------   -----------    -----------   -----------   -----------


CLASS C (b)
Proceeds from shares sold                            89,375       283,102            --          4,581        15,432            --
Proceeds from reinvestment of distributions           7,425        24,102            --            360         1,252            --
Payments for shares redeemed                        (22,759)      (34,012)           --         (1,179)       (1,856)           --
                                                -----------   -----------   -----------    -----------   -----------   -----------
Net increase (decrease)                              74,041       273,192            --          3,762        14,828            --
                                                -----------   -----------   -----------    -----------   -----------   -----------
Total increase (decrease)                         1,234,739     2,629,480     2,821,606    $    60,463   $   135,012   $   129,618
                                                ===========   ===========   ===========    ===========   ===========   ===========

(a) Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

212  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                 SHARES                                  DOLLARS (000)
                                                ---------------------------------------    --------------------------------------
SPECIAL GROWTH                                      2000          1999          1998           2000          1999          1998
                                                -----------   -----------    ----------    ----------    ----------    ----------
  CLASS S
  Proceeds from shares sold                       1,903,628     5,069,523     6,148,876    $   96,207    $  222,630    $  275,513
  Proceeds from reinvestment of distributions       310,493       743,772       617,896        15,320        34,121        25,944
  Payments for shares redeemed                   (1,673,726)   (5,387,701)   (5,540,547)      (84,982)     (238,216)     (242,340)
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Net increase (decrease)                           540,395       425,594     1,226,225        26,545        18,535        59,117
                                                -----------   -----------    ----------    ----------    ----------    ----------

  CLASS E (a)
  Proceeds from shares sold                          30,700        96,481        98,025         1,531         4,107         4,008
  Proceeds from reinvestment of distributions         3,272         6,816         5,154           159           308           203
  Payments for shares redeemed                      (10,187)     (134,930)      (29,520)         (503)       (5,986)       (1,255)
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Net increase (decrease)                            23,785       (31,633)       73,659         1,187        (1,571)        2,956
                                                -----------   -----------    ----------    ----------    ----------    ----------

  CLASS C (b)
  Proceeds from shares sold                          39,736       130,681            --         1,948         5,765            --
  Proceeds from reinvestment of distributions         3,788         7,607            --           183           342            --
  Payments for shares redeemed                       (5,377)      (14,078)           --          (269)         (629)           --
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Net increase (decrease)                            38,147       124,210            --         1,862         5,478            --
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Total increase (decrease)                         602,327       518,171     1,299,884    $   29,594    $   22,442    $   62,073
                                                ===========   ===========    ==========    ==========    ==========    ==========

EQUITY INCOME
  CLASS S
  Proceeds from shares sold                         599,337     1,558,390     2,229,736    $   20,646    $   62,668    $   93,208
  Proceeds from reinvestment of distributions        35,938       487,753       512,914         1,181        18,019        20,629
  Payments for shares redeemed                   (1,122,834)   (3,052,584)   (2,196,713)      (38,257)     (121,986)      (91,318)
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Net increase (decrease)                          (487,559)   (1,006,441)      545,937       (16,430)      (41,299)       22,519
                                                -----------   -----------    ----------    ----------    ----------    ----------

  CLASS E (a)
  Proceeds from shares sold                           1,649        20,927        22,270            57           855           940
  Proceeds from reinvestment of distributions           231         2,209           547             8            81            21
  Payments for shares redeemed                       (3,289)      (12,573)      (13,005)         (110)         (522)         (543)
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Net increase (decrease)                            (1,409)       10,563         9,812           (45)          414           418
                                                -----------   -----------    ----------    ----------    ----------    ----------

  CLASS C (b)
  Proceeds from shares sold                           7,532        37,194            --           264         1,522            --
  Proceeds from reinvestment of distributions           171         1,899            --             5            68            --
  Payments for shares redeemed                       (9,144)      (12,211)           --          (315)         (479)           --
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Net increase (decrease)                            (1,441)       26,882            --           (46)        1,111            --
                                                -----------   -----------    ----------    ----------    ----------    ----------
  Total increase (decrease)                        (490,409)     (968,996)      555,749    $  (16,521)   $  (39,774)   $   22,937
                                                ===========   ===========    ==========    ==========    ==========    ==========

(a)  Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999

                                               Notes to Financial Statements 213

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                SHARES                              DOLLARS (000)
                                                ---------------------------------------   ---------------------------------------
QUANTITATIVE EQUITY                                 2000         1999           1998         2000          1999          1998
                                                -----------   -----------    ----------   -----------   -----------   -----------
  CLASS S
  Proceeds from shares sold                       4,141,469    10,418,764    10,401,417   $   180,104   $   468,516   $   411,247
  Proceeds from reinvestment of distributions       638,420     3,368,265     1,801,116        26,247       146,301        71,013
  Payments for shares redeemed                   (3,851,636)  (10,546,550)   (8,361,539)     (169,219)     (476,897)     (332,333)
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                           928,253     3,240,479     3,840,994        37,132       137,920       149,927
                                                -----------   -----------    ----------   -----------   -----------   -----------
  CLASS E (a)
  Proceeds from shares sold                          32,824        98,189       135,230         1,443         4,483         5,167
  Proceeds from reinvestment of distributions         4,118        20,011         7,335           169           868           292
  Payments for shares redeemed                       (9,089)     (117,457)      (30,285)         (389)       (5,392)       (1,234)
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                            27,853           743       112,280         1,223           (41)        4,225
                                                -----------   -----------    ----------   -----------   -----------   -----------

  CLASS C (b)
  Proceeds from shares sold                          83,934       312,907            --         3,638        14,227            --
  Proceeds from reinvestment of distributions         7,290        29,988            --           296         1,297            --
  Payments for shares redeemed                      (24,098)      (39,969)           --        (1,062)       (1,831)           --
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                            67,126       302,926            --         2,872        13,693            --
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Total increase (decrease)                       1,023,232     3,544,148     3,953,274   $    41,227   $   151,572   $   154,152
                                                ===========   ===========    ==========   ===========   ===========   ===========

INTERNATIONAL SECURITIES
  CLASS S
  Proceeds from shares sold                       2,187,531     4,491,720     5,496,045   $   157,028   $   289,151   $   326,448
  Proceeds from reinvestment of distributions       428,597       642,480       171,775        30,259        45,572        10,072
  Payments for shares redeemed                   (1,542,764)   (5,502,727)   (5,562,388)     (111,251)     (357,980)     (329,404)
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                         1,073,364      (368,527)      105,432        76,036       (23,257)        7,116
                                                -----------   -----------    ----------   -----------   -----------   -----------

  CLASS E (a)
  Proceeds from shares sold                          12,916        45,491        59,331           912         2,885         3,346
  Proceeds from reinvestment of distributions         2,649         3,442           588           186           245            35
  Payments for shares redeemed                       (3,571)      (47,879)      (10,159)         (251)       (3,102)         (591)
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                            11,994         1,054        49,760           847            28         2,790
                                                -----------   -----------    ----------   -----------   -----------   -----------

  CLASS C (b)
  Proceeds from shares sold                          40,232       107,715            --         2,887         6,967            --
  Proceeds from reinvestment of distributions         4,156         4,664            --           291           329            --
  Payments for shares redeemed                       (5,716)      (11,427)           --          (409)         (759)           --
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                            38,672       100,952            --         2,769         6,537            --
                                                -----------   -----------    ----------   -----------   -----------   -----------
  Total increase (decrease)                       1,124,030      (266,521)      155,192   $    79,652   $   (16,692)  $     9,906
                                                ===========   ===========    ==========   ===========   ===========   ===========

(a)  Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999

214 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)


                                                                SHARES                              DOLLARS (000)
                                                ---------------------------------------   ---------------------------------------
EMERGING MARKETS                                    2000          1999         1998           2000          1999         1998
                                                -----------   -----------   -----------   -----------   -----------   -----------
  CLASS S
  Proceeds from shares sold                       6,107,256    14,900,682    22,508,124   $    76,343   $   140,982   $   221,964
  Proceeds from reinvestment of distributions       131,148       281,096       188,272         1,688         2,639         2,070
  Payments for shares redeemed                   (3,856,535)  (15,483,258)  (16,241,312)      (48,782)     (152,294)     (149,675)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                         2,381,869      (301,480)    6,455,084        29,249        (8,673)       74,359
                                                -----------   -----------   -----------   -----------   -----------   -----------

  CLASS E (a)
  Proceeds from shares sold                          82,168       852,482         4,558         1,033         8,575            38
  Proceeds from reinvestment of distributions         1,435         1,091            --            18            13            --
  Payments for shares redeemed                      (72,446)     (353,467)           --          (900)       (3,674)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                            11,157       500,106         4,558           151         4,914            38
                                                -----------   -----------   -----------   -----------   -----------   -----------

  CLASS C (b)
  Proceeds from shares sold                          55,993       147,290            --           708         1,466            --
  Proceeds from reinvestment of distributions           229            45            --             3            --            --
  Payments for shares redeemed                       (8,937)      (16,617)           --          (114)         (167)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                            47,285       130,718            --           597         1,299            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Total increase (decrease)                       2,440,311       329,344     6,459,642   $    29,997   $    (2,460)  $    74,397
                                                ===========   ===========   ===========   ===========   ===========   ===========

REAL ESTATE SECURITIES
  CLASS S
  Proceeds from shares sold                       3,595,894    10,307,873     9,286,206   $    82,712   $   247,786   $   254,637
  Proceeds from reinvestment of distributions       268,519     1,500,692     1,114,356         6,179        34,444        30,226
  Payments for shares redeemed                   (3,367,528)   (9,610,223)   (6,759,461)      (77,759)     (227,746)     (178,741)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                           496,885     2,198,342     3,641,101        11,132        54,484       106,122
                                                -----------   -----------   -----------   -----------   -----------   -----------

  CLASS E (a)
  Proceeds from shares sold                          49,837       378,070        28,391         1,154         9,451           715
  Proceeds from reinvestment of distributions         3,887        13,837           375            89           312             9
  Payments for shares redeemed                      (35,576)     (113,177)       (6,530)         (828)       (2,588)         (183)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                            18,148       278,730        22,236           415         7,175           541
                                                -----------   -----------   -----------   -----------   -----------   -----------

  CLASS C (b)
  Proceeds from shares sold                          27,839        84,921            --           635         2,034            --
  Proceeds from reinvestment of distributions         1,148         2,678            --            26            59            --
  Payments for shares redeemed                       (6,303)       (9,550)           --          (143)         (227)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                            22,684        78,049            --           518         1,866            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Total increase (decrease)                         537,717     2,555,121     3,663,337   $    12,065   $    63,525   $   106,663
                                                ===========   ===========   ===========   ===========   ===========   ===========

(a)  Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999

                                               Notes to Financial Statements 215

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                 SHARES                                DOLLARS (000)
                                                 ---------------------------------------   ---------------------------------------
SHORT-TERM BOND                                     2000          1999           1998         2000          1999          1998
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  CLASS S
  Proceeds from shares sold                        3,826,772    12,497,701     6,088,176   $    69,295   $   229,357   $   112,707
  Shares issued in connection with acquisition
    of Volatility Constrained Bond Fund                   --     8,934,738            --            --       163,684            --
  Proceeds from reinvestment of distributions        287,377     1,023,507       604,269         5,190        18,557        11,141
  Payments for shares redeemed                    (4,012,038)  (11,748,485)   (5,088,094)      (72,656)     (214,600)      (94,296)
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                            102,111    10,707,461     1,604,351         1,829       196,998        29,552
                                                 -----------   -----------    ----------   -----------   -----------   -----------

  CLASS E (a)
  Proceeds from shares sold                           82,434       550,310            --         1,500        10,084            --
  Proceeds from reinvestment of distributions          7,364        14,963            --           133           271            --
  Payments for shares redeemed                       (44,428)      (84,513)           --          (806)       (1,538)           --
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                             45,370       480,760            --           827         8,817            --
                                                 -----------   -----------    ----------   -----------   -----------   -----------

  CLASS C (b)
  Proceeds from shares sold                            9,732       104,488            --           177         1,907            --
  Proceeds from reinvestment of distributions            600         1,225            --            11            22            --
  Payments for shares redeemed                       (11,274)      (61,555)           --          (205)       (1,119)           --
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                               (942)       44,158            --           (17)          810            --
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Total increase (decrease)                          146,539    11,232,379     1,604,351   $     2,639   $   206,625   $    29,552
                                                 ===========   ===========    ==========   ===========   ===========   ===========

DIVERSIFIED BOND
  CLASS S
  Proceeds from shares sold                        4,248,597    15,223,893    15,009,859   $    92,560   $   346,136   $   355,143
  Proceeds from reinvestment of distributions        310,150     1,396,770     1,508,462         6,766        31,387        35,660
  Payments for shares redeemed                    (5,875,941)  (15,825,030)  (11,474,358)     (128,133)     (356,343)     (272,067)
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                         (1,317,194)      795,633     5,043,963       (28,807)       21,180       118,736
                                                 -----------   -----------    ----------   -----------   -----------   -----------

  CLASS E (c)
  Proceeds from shares sold                           10,750       143,481       155,188           240         3,337         3,757
  Proceeds from reinvestment of distributions          2,448         9,869         6,059            55           226           146
  Payments for shares redeemed                        (6,492)     (186,265)      (67,274)         (144)       (4,229)       (1,615)
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                              6,706       (32,915)       93,973           151          (666)        2,288
                                                 -----------   -----------    ----------   -----------   -----------   -----------

  CLASS C (d)
  Proceeds from shares sold                           50,020       229,269            --         1,113         5,279            --
  Proceeds from reinvestment of distributions          3,146         4,803            --            70           109            --
  Payments for shares redeemed                       (26,488)      (24,874)           --          (590)         (564)           --
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Net increase (decrease)                             26,678       209,198            --           593         4,824            --
                                                 -----------   -----------    ----------   -----------   -----------   -----------
  Total increase (decrease)                       (1,283,810)      971,916     5,137,936   $   (28,063)  $    25,338   $   121,024
                                                 ===========   ===========    ==========   ===========   ===========   ===========

(a) Share transactions for Class E are for the period February 18, 1999 (commencement of sale of shares) to December 31, 1999.

(b) Share transactions for Class C are for the period March 3, 1999 (commencement of sale of shares) to December 31, 1999.

(c)  Effective May 18, 1998, Class C was renamed Class E.

(d) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

216 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                  SHARES                                DOLLARS (000)
                                                 ----------------------------------------   ---------------------------------------
MULTISTRATEGY BOND                                   2000          1999          1998          2000          1999           1998
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  CLASS S
  Proceeds from shares sold                         9,397,393    23,568,739    22,246,273   $    88,715   $   231,504   $   228,942
  Proceeds from reinvestment of distributions         688,384     2,582,271     3,444,172         6,512        25,159        35,248
  Payments for shares redeemed                     (8,340,922)  (21,484,524)  (14,104,977)      (78,953)     (210,088)     (145,116)

                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                           1,744,855     4,666,486    11,585,468        16,274        46,575       119,074
                                                 ------------   -----------   -----------   -----------   -----------   -----------

  CLASS E (a)
  Proceeds from shares sold                            30,511       198,146       253,909           290         1,968         2,611
  Proceeds from reinvestment of distributions           5,555        17,908         8,900            53           174            90
  Payments for shares redeemed                        (31,533)     (131,598)       (4,393)         (298)       (1,294)          (45)

                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                               4,533        84,456       258,416            45           848         2,656
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  CLASS C (b)
  Proceeds from shares sold                           174,637       775,114            --         1,655         7,565            --
  Proceeds from reinvestment of distributions          11,124        14,479            --           106           139            --
  Payments for shares redeemed                        (51,884)      (85,733)           --          (491)         (826)           --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                             133,877       703,860            --         1,270         6,878            --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Total increase (decrease)                         1,883,265     5,454,802    11,843,884   $    17,589   $    54,301   $   121,730
                                                 ============   ===========   ===========   ===========   ===========   ===========

TAX MANAGED LARGE CAP
  CLASS S
  Proceeds from shares sold                         5,214,311    12,066,862    10,018,318   $   107,259   $   237,975   $   157,138
  Proceeds from reinvestment of distributions           6,754       121,536        66,849           131         2,510         1,142
  Payments for shares redeemed                     (1,822,892)   (2,179,216)   (1,253,400)      (37,130)      (43,064)      (19,677)

                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                           3,398,173    10,009,182     8,831,767        70,260       197,421       138,603
                                                 ------------   -----------   -----------   -----------   -----------   -----------

  CLASS C (c)
  Proceeds from shares sold                           136,595        16,790            --         2,783           350            --
  Proceeds from reinvestment of distributions              14            54            --            --             1            --
  Payments for shares redeemed                         (4,001)       (2,291)           --           (85)          (48)           --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                             132,608        14,553            --         2,698           303            --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Total increase (decrease)                         3,530,781    10,023,735     8,831,767   $    72,958   $   197,724   $   138,603
                                                 ============   ===========   ===========   ===========   ===========   ===========

TAX MANAGED SMALL CAP
  CLASS S (c)
  Proceeds from shares sold                         3,801,812     2,756,585            --   $    42,888   $    27,852           $--
  Proceeds from reinvestment of distributions           2,801            --            --            32            --            --
  Payments for shares redeemed                        (93,686)      (48,728)           --        (1,048)         (488)           --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                           3,710,927     2,707,857            --        41,872        27,364            --
                                                 ------------   -----------   -----------   -----------   -----------   -----------

  CLASS C (c)
  Proceeds from shares sold                           119,952        23,465            --         1,352           240            --
  Proceeds from reinvestment of distributions              43            --            --            --            --            --
  Payments for shares redeemed                         (9,072)       (2,761)           --           (97)          (29)           --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease)                             110,923        20,704            --         1,255           211            --
                                                 ------------   -----------   -----------   -----------   -----------   -----------
  Total increase (decrease)                         3,821,850     2,728,561            --   $    43,127   $    27,575   $        --
                                                 ============   ===========   ===========   ===========   ===========   ===========

(a)  Effective May 18, 1998, Class C was renamed Class E.

(b) Share transactions for Class C are for the period January 27, 1999 (commencement of sale of shares) to December 31, 1999.

(c) Share transactions are for the period December 1, 1999 (commencement of sale of shares) to December 31, 1999.

                                               Notes to Financial Statements 217

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

                                                                 SHARES                                 DOLLARS (000)
                                                ---------------------------------------    --------------------------------------
TAX EXEMPT BOND                                     2000          1999          1998          2000          1999          1998
                                                -----------    ----------    ----------    ----------    ----------    ----------
CLASS S
Proceeds from shares sold                         1,877,413     4,520,673     3,941,290    $   38,504    $   95,714    $   83,966
Proceeds from reinvestment of distributions          54,294       211,531       140,598         1,106         4,417         2,994
Payments for shares redeemed                     (1,288,431)   (4,689,527)   (1,973,744)      (26,286)      (98,546)      (42,054)
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease)                             643,276        42,677     2,108,144        13,324         1,585        44,906
                                                -----------    ----------    ----------    ----------    ----------    ----------

CLASS E (a)
Proceeds from shares sold                            63,381       292,005            --         1,294         6,103            --
Proceeds from reinvestment of distributions             197           626            --             4            13            --
Payments for shares redeemed                        (24,073)     (153,223)           --          (493)       (3,153)           --
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease)                              39,505       139,408            --           805         2,963            --
                                                -----------    ----------    ----------    ----------    ----------    ----------

CLASS C (b)
Proceeds from shares sold                            11,733        34,719            --           239           722            --
Proceeds from reinvestment of distributions             243           320            --             5             7            --
Payments for shares redeemed                         (7,039)      (11,856)           --          (144)         (243)           --
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease)                               4,937        23,183            --           100           486            --
                                                -----------    ----------    ----------    ----------    ----------    ----------
Total increase (decrease)                           687,718       205,268     2,108,144    $   14,229    $    5,034    $   44,906
                                                ===========    ==========    ==========    ==========    ==========    ==========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale of shares) to December 31, 1999.

(b) Share transactions for Class C are for the period March 29, 1999 (commencement of sale of shares) to December 31, 1999.

6. LINE OF CREDIT

   The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns for the period ended April 30, 2000.

7. DIVIDENDS

   On May 1, 2000 and June 1, 2000, the Board of Trustees declared the following dividends from net investment income payable on May 4, 2000, to shareholders of record on May 2, 2000, and June 2, 2000, respectively.

                                              MAY 2000            JUNE 2000
                                            ------------        -------------
Diversified Bond - Class S                  $     0.1170            0.1144
Diversified Bond - Class E                        0.1133            0.1098
Diversified Bond - Class C                        0.0992            0.0956
Multistrategy Bond - Class S                      0.0542            0.0499
Multistrategy Bond - Class E                      0.0523            0.0479
Multistrategy Bond - Class C                      0.0465            0.0419
Tax Exempt Bond - Class S                         0.0722            0.0760
Tax Exempt Bond - Class E                         0.0677            0.0717
Tax Exempt Bond - Class C                         0.0550            0.0601

218  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

8. BENEFICIAL INTEREST

   As of April 30, 2000, the following Funds had one or more shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                         %        %        %        %        %
                                      ------   ------   ------   ------   ------
Diversified Equity - Class E           35.8       --       --       --       --
Special Growth - Class E               11.4     11.4       --       --       --
Equity Income - Class E                25.8     17.5     14.4     12.7     11.0
International Securities - Class E     14.9     10.4       --       --       --
Emerging Markets - Class E             14.9     13.9       --       --       --
Real Estate Securities - Class E       19.6     16.3       --       --       --
Short Term Bond - Class E              38.9       --       --       --       --
Short Term Bond - Class C              43.8     11.7     11.4       --       --
Diversified Bond - Class S             15.7     12.5       --       --       --
Diversified Bond - Class E             23.0     13.4     12.0       --       --
Multistrategy Bond - Class S           10.3       --       --       --       --
Multistrategy Bond - Class E           20.2       --       --       --       --
Tax-Managed Large Cap - Class S        21.4       --       --       --       --
Tax-Managed Large Cap - Class C        13.5       --       --       --       --
Tax-Managed Small Cap - Class C        13.1       --       --       --       --
Tax Exempt Bond - Class E              15.2       --       --       --       --
Tax Exempt Bond - Class C              26.3     21.1     17.5     15.5       --

                                              Notes to Financial Statements  219

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 4th Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
DIVERSIFIED EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Marsico Capital Management, LLC, Denver, CO
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Strong Capital Management, Inc. Menomonee Falls, WI
 Suffolk Capital Management, Inc., New York, NY
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Investment Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Delphi Management, Inc., Boston, MA
 Fiduciary Trust Company International, Inc., New York, NY
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY INCOME FUND
 Barclays Global Fund Advisors, San Francisco, CA
 Equinox Capital Management, LLC, New York, NY
 Westpeak Investment Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Roseland, NJ
 J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
 Delaware International Advisers Ltd., London, England
 Fidelity Management Trust Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Mastholm Asset Management, LLC, Bellevue, WA
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, LLC, Boston, MA
 Sanford C. Bernstein & Co., Inc., New York, NY
 The Boston Company Asset Management, Inc., Boston, MA

EMERGING MARKETS FUND
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 Nicholas Applegate Capital Management, San Diego, CA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Schroder Investment Management North America Limited, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

220  Manager, Money Managers and Service Providers

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

REAL ESTATE SECURITIES FUND
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Security Capital Global Capital Management Group, Inc., Chicago, IL

SHORT TERM BOND FUND
 BlackRock Financial Management, Inc., New York, NY
 Standish, Ayer & Wood, Inc., Boston, MA
 STW Fixed Income Management California, Santa Barbara, CA

DIVERSIFIED BOND FUND
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

MULTISTRATEGY BOND FUND
 Lazard Asset Management, New York, NY
 Miller Anderson & Sherrerd, West Conshohocken, PA
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  221

[LOGO OF FRANK RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
x TAX-MANAGED GLOBAL EQUITY FUND x
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
                                                FRANK RUSSELL INVESTMENT COMPANY


2000 Semiannual Report


CLASS C AND S SHARES


TAX-MANAGED GLOBAL EQUITY FUND




APRIL 30, 2000



                                                         [LOGO OF FRANK RUSSELL]

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 29 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.

FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                         TAX-MANAGED GLOBAL EQUITY FUND

                                SEMIANNUAL REPORT

                           APRIL 30, 2000 (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            Page

Statement of Net Assets ...................................................   2

Statement of Operations ...................................................   3

Statement of Changes in Net Assets ........................................   4

Financial Highlights - Class C ............................................   5

Financial Highlights - Class S ............................................   6

Notes to Financial Statements .............................................   7

Manager, Money Managers and Service Providers .............................  11

FRANK RUSSELL INVESTMENT COMPANY - TAX-MANAGED FUNDS
Copyright (C) Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2000 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES           $
                                                    ------------   ------------
INVESTMENTS
Portfolios of the Frank Russell Investment
  Company Series Mutual
  Fund - Class S Shares

DOMESTIC EQUITIES - 74.5%
Quantitative Equity Fund                                  22,622      1,008,040
Tax-Managed Large Cap Fund                               242,494      5,034,181
Tax-Managed Small Cap Fund                               141,339      1,591,482
                                                                   ------------
                                                                      7,633,703
                                                                   ------------

INTERNATIONAL EQUITIES - 25.0%
Emerging Markets Fund                                     44,345        508,633
International Securities Fund                             29,773      2,051,381
                                                                   ------------
                                                                      2,560,014
                                                                   ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $10,170,631)                                        10,193,717
                                                                   ------------

OTHER ASSETS AND LIABILITIES
Other assets                                                            235,050
Liabilities                                                            (187,557)
                                                                   ------------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                               47,493
                                                                   ------------

NET ASSETS - 100.0%                                                  10,241,210
                                                                   ------------

                                                                      Market
                                                                      Value
                                                                        $
                                                                   ------------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net investment income                                                 (17,191)
Accumulated net realized gain (loss)                                     14,239
Unrealized appreciation (depreciation)
  on investments                                                         23,086
Shares of beneficial interest                                            10,197
Additional paid-in capital                                           10,210,879
                                                                   ------------

NET ASSETS                                                           10,241,210
                                                                   ============

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($2,665,685 divided by 265,250
    shares of $.01 par value shares of
    beneficial interest outstanding)                               $      10.05
                                                                   ============
  Class S ($7,575,525 divided by 754,487
    shares of $.01 par value shares of
    beneficial interest outstanding)                               $      10.04
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

2 Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

                                                             JANUARY 31, 2000*
                                                             TO APRIL 30, 2000
                                                                (UNAUDITED)
                                                            -------------------

INVESTMENT INCOME
  Income distributions from Underlying Funds .............. $             2,323
                                                            -------------------
EXPENSES
  Advisory fees ...........................................               2,853
  Distribution fees - Class C .............................               3,152
  Shareholder servicing fees - Class C ....................               1,039
                                                            -------------------

  Expenses before reductions ..............................               7,044
  Expense reductions ......................................              (2,853)
                                                            -------------------

    Expenses, net .........................................               4,191
                                                            -------------------

Net investment income (loss)                                             (1,868)
                                                            -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .............................................              (1,033)
  Capital gain distributions from Underlying Funds ........              15,272
                                                            -------------------
                                                                         14,239
                                                            -------------------

Net change in unrealized appreciation (depreciation) on
  investments .............................................              23,086
                                                            -------------------

Net realized and unrealized gain (loss) ...................              37,325
                                                            -------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..... $            35,457
                                                            ===================

*    Commencement of operations.

  See accompanying notes which are an integral part of the financial statements.

                                                Tax-Managed Global Equity Fund 3

TAX-MANAGED GLOBAL EQUITY FUND

Statement of Changes in Assets

                                                             JANUARY 31, 2000*
                                                             TO APRIL 30, 2000
                                                                (UNAUDITED)
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss) ............................ $            (1,868)
  Net realized gain (loss) ................................              14,239
  Net change in unrealized appreciation (depreciation) ....              23,086
                                                            -------------------

    Net increase (decrease) in net assets from
     operations ...........................................              35,457
                                                            -------------------

DISTRIBUTIONS
  From net investment income
    Class C ...............................................              (3,469)
    Class S ...............................................             (11,854)
                                                            -------------------

      Net decrease in net assets from distributions .......             (15,323)
                                                            -------------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share
    transactions ..........................................          10,221,076
                                                            -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............          10,241,210

NET ASSETS
  Beginning of period .....................................                  --
                                                            -------------------
  End of period (including accumulated distributions
    in excess of net investment income of $17,191 at
    April 30, 2000) ....................................... $        10,241,210
                                                            ===================

*    Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

4 Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD ............................... $    10.00
                                                                     ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b) ...............................       (.02)
  Net realized and unrealized gain (loss) ..........................        .09
                                                                     ----------
    Total income from operations ...................................        .07
                                                                     ----------
DISTRIBUTIONS
  From net investment income .......................................       (.02)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD                                       $    10.05
                                                                     ==========

TOTAL RETURN (%)(c) ................................................        .65

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........................      2,666

  Ratios to average net assets (%)(d):
    Operating expenses, net (e) ....................................       1.00
    Operating expenses, gross (e) ..................................       1.18
    Net investment income (loss)(c) ................................       (.75)

  Portfolio turnover rate (%) ......................................      18.87

* For the period January 31, 2000 (commencement of operations) to April 30, 2000 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4.


                                               Tax-Managed Global Equity Fund  5

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        2000*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD ............................... $    10.00
                                                                     ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)** .............................         --
  Net realized and unrealized gain (loss) ..........................        .06
                                                                     ----------

 Total income from operations ......................................        .06
                                                                     ----------
DISTRIBUTIONS
  From net investment income .......................................       (.02)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD ..................................... $    10.04
                                                                     ==========

TOTAL RETURN (%)(c) ................................................        .58

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........................      7,575

  Ratio to average net assets (%)(d):
    Operating expenses, net (e) ....................................        .00
    Operating expenses, gross (e) ..................................        .20
    Net investment income (c) ......................................        .13

  Portfolio turnover rate (%) ......................................      18.87

* For the period February 1, 2000 (commencement of sale) to April 30, 2000 (Unaudited).
**   Less than .01c per share.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)  Not annualized.
(d)  Annualized.
(e)  See Note 4.

6  Tax-Managed Global Equity Fund

FRANK RUSSELL INVESTMENT COMPANY TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (Unaudited)

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 29 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                                            ASSET ALLOCATION
                      ASSET CLASS/UNDERLYING FUNDS               RANGES
               ------------------------------------------   ----------------
               Equities
                    US Equities
                         Tax-Managed Large Cap                      50%
                         Tax-Managed Small Cap                      15
                         Quantitative Equity                        10
                    International Equities
                         International Securities                   20
                         Emerging Markets                            5

     OBJECTIVES OF THE UNDERLYING FUNDS:

     TAX-MANAGED LARGE CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities.

     TAX-MANAGED SMALL CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

     QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

     INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

     EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

                                                Notes to Financial Statements  7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

     SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2000 were as follows:

                                                                                                                   NET
                                                                         GROSS               GROSS              UNREALIZED
                                                    FEDERAL TAX        UNREALIZED          UNREALIZED          APPRECIATION
                                                       COST           APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
                                                   -------------     --------------     ----------------     ----------------
     Tax-Managed Global Equity                     $  10,170,631     $      197,550     $       (174,464)    $         23,086

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the period ended April 30, 2000, purchases and sales of the Underlying Funds (excluding Money Market Fund investments) were as follows:

                                   PURCHASES       SALES
                                 -------------  ------------
     Tax-Managed Global Equity   $  11,573,185  $  1,401,520

8  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY TAX-MANAGED GLOBAL EQUITY FUND

April 30, 2000 (Unaudited)

4.   RELATED PARTIES

     ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

     The Fund are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2000, there was no amount present in the Money Market Fund's net assets represented investments by this Fund and $948,614,000 represents the investments of other affiliated Funds not presented herein.

     The Funds is charged an advisory fee equal to 0.20% of average daily net assets. For the period ended April 30, 2000, the Advisor contractually agreed to waive the advisory fee. The amount of such waiver for the period ended April 30, 2000 was $2,853.

     The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate classes of shares.

     The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

     TRANSFER AGENT: The Fund has a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Funds.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

     Accrued Shareholder Servicing and Distribution fees payable to affiliates as of April 30, 2000 were $4,191.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. The Underlying Funds have borne this expense.

                                                Notes to Financial Statements  9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2000 (Unaudited)

5.   FUND SHARE TRANSACTIONS

     Share transactions for the period ended April 30, 2000.

                                                       SHARES        DOLLARS
                                                    ------------   ------------
                                                        2000           2000
TAX-MANAGED GLOBAL EQUITY                           ------------   ------------
     CLASS C (a)
     Proceeds from shares sold                           266,052   $  2,673,692
     Proceeds from reinvestment of distributions             301          3,118
     Payments for shares redeemed                         (1,103)       (11,781)
                                                    ------------   ------------
     Net increase (decrease)                             265,250      2,665,029
                                                    ------------   ------------
     CLASS S (b)
     Proceeds from shares sold                           764,903      7,656,305
     Proceeds from reinvestment of distributions           1,139         11,801
     Payments for shares redeemed                        (11,554)      (112,059)
                                                    ------------   ------------
     Net increase (decrease)                             754,488      7,556,047
                                                    ------------   ------------
     Total increase (decrease)                         1,019,738   $ 10,221,076
                                                    ============   ============



     (a) Fund share transactions are for the period January 31, 2000 (commencement of sale of shares) to April 30, 2000.

     (b) Fund share transactions are for the period February 1, 2000 (commencement of sale of shares) to April 30, 2000.

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 30, 2000. The Fund did not have any drawdowns during the period ended April 30, 2000.

7.   BENEFICIAL INTEREST

     As of April 30, 2000, the Fund has one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:

                                                  %
                                              ---------
     Tax-Managed Global Equity - Class C         13.5
     Tax-Managed Global Equity - Class S         19.1

10  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 Fourth Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
TAX-MANAGED LARGE CAP FUND
 J.P. Morgan Investment Management, Inc., New York, NY

TAX-MANAGED SMALL CAP FUND
 Geewax, Terber & Company, Phoenixville, PA

TAX EXEMPT BOND FUND
 MFS Institutional Advisors, Inc., Boston, MA
 Standish, Ayer & Wood, Inc., Boston, MA

TAX FREE MONEY MARKET FUND
 Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  11

[LOGO OF FRANK RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com